UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2015



ITEM 1. REPORTS TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORTS FOR PERIOD ENDING JULY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

 ==============================================================

       ANNUAL REPORT
       USAA AGGRESSIVE GROWTH FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JULY 31, 2015

 ==============================================================

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

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PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

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SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

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

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The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             10

    Report of Independent Registered
      Public Accounting Firm                                                  11

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         20

    Financial Statements                                                      21

    Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                               40

ADVISORY AGREEMENT(S)                                                         42

TRUSTEES' AND OFFICERS' INFORMATION                                           50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209361-0915

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

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FUND OBJECTIVE

THE USAA AGGRESSIVE GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests primarily in equity securities of large companies that are selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company LLP                Winslow Capital Management, LLC

     PAUL E. MARRKAND, CFA                             CLARK J. WINSLOW
                                                       JUSTIN H. KELLY, CFA
                                                       PATRICK M. BURTON, CFA

--------------------------------------------------------------------------------

o   HOW DID THE OVERALL MARKET PERFORM DURING THE REPORTING PERIOD?

    Global equity securities advanced over the reporting period. Toward the end of 2014, there was no shortage of headlines causing concern for investors: Ebola fears escalated, Japan's recession deepened, Europe's economy remained near stalling speed, oil prices dropped, and China's manufacturing data was disappointing. The U.S. economy remained a bright spot in the global landscape, as it grew at its fastest pace in more than a decade during the third quarter of 2014. The fourth quarter of 2014 represented a small sample of prevailing global fixed-income trends, with falling U.S. Treasury yields and U.S. dollar. Global markets were broadly impacted by the accelerating decline in oil prices and the heightened vulnerability of Greece's economy. As we entered 2015, the Greek debt crisis overshadowed encouraging economic news from the United States. In April 2015, the technology-heavy Nasdaq Composite Index topped the 5,000 mark for the first time since the "dot-com" bubble, breaking its closing record from March 2000. Continued strong merger and acquisition activity, a rebound in hiring, and solid housing data all helped to fuel investor appetite for risk.

o HOW DID THE USAA AGGRESSIVE GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended July 31, 2015, the Fund Shares and

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2  | USAA AGGRESSIVE GROWTH FUND

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    Institutional Shares had total returns of 16.96% and 17.21%, respectively. This compares to returns of 16.08% for the Russell 1000 Growth(R) Index (the Index) and 15.69% for the Lipper Large-Cap Growth Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser.
    As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Wellington Management Company LLP (Wellington Management) and Winslow Capital Management, LLC (Winslow Capital) are subadvisers to the Fund. The subadvisers each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    The Wellington Management portion of the Fund outperformed the Index during the reporting period. Sector allocation, a residual of Wellington Management's bottom-up stock selection process, drove relative performance during the reporting period. An overweight allocation to health care and underweights to industrials and energy contributed positively, while selection in health care, information technology, and consumer discretionary subtracted from relative results. Strong selection in consumer staples, materials, and industrials partially offset negative results elsewhere within Wellington Management's portion of the Fund. Top contributors to relative performance included Altera Corp., a global semiconductor manufacturer, and Eli Lilly and Co., a global pharmaceuticals manufacturer. A lack of holdings in the benchmark constituents IBM Corp. (information technology) and Schlumberger Ltd. (energy) also contributed to results. The largest detractors from performance included the oil & gas exploration and production companies Apache Corp.* and Devon Energy Corp.*, and Oracle Corp., a global software and services provider.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

    *Apache Corp. and Devon Energy Corp. were sold out of the Fund prior to July 31, 2015.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o   HOW DID WINSLOW CAPITAL'S PORTION OF THE FUND PERFORM DURING THE REPORTING
    PERIOD?

    The Winslow Capital portion of the Fund outperformed the Index during the reporting period. The top-performing sectors were information technology, health care, and telecommunication services. Within information technology, stock selection drove outperformance, with holdings in credit card company Visa Inc. "A", and Mobileye N.V., a provider of camera-based driver assistance systems, contributing to relative performance. Within health care, an overweight in stock selection contributed, led by holdings in the biopharmaceutical firm Celgene Corp. The bottom-performing sectors were consumer discretionary, materials, and consumer staples. Within consumer discretionary, stock selection weighed on results. Individual detractors included the online travel company Priceline Group, Inc. and the casino resort company MGM Resorts International*. In the materials sector, a position in the agricultural producer Monsanto Co. represented the largest detractor.

    Thank you for your continued investment in the Fund.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems.

    *MGM Resorts International was sold out of the Fund prior to July 31, 2015.

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4  | USAA AGGRESSIVE GROWTH FUND

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INVESTMENT OVERVIEW

USAA AGGRESSIVE GROWTH FUND SHARES (FUND SHARES)
(Ticker Symbol: USAUX)


--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $1.2 Billion            $1.1 Billion
Net Asset Value Per Share                    $42.55                  $40.90


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
    1 YEAR                           5 YEARS                     10 YEARS

    16.96%                           16.12%                       6.91%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      0.93%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  5

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                         o CUMULATIVE PERFORMANCE COMPARISON o

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          LIPPER LARGE-CAP
                     RUSSELL 1000          GROWTH FUNDS         USAA AGGRESSIVE
                     GROWTH INDEX             INDEX           GROWTH FUND SHARES
 7/31/2005            $10,000.00            $10,000.00            $10,000.00
 8/31/2005              9,871.21              9,893.29              9,828.16
 9/30/2005              9,916.67             10,011.73              9,966.95
10/31/2005              9,820.28              9,946.89              9,854.59
11/30/2005             10,243.98             10,402.17             10,300.73
12/31/2005             10,211.86             10,375.53             10,361.12
 1/31/2006             10,391.14             10,658.44             10,632.21
 2/28/2006             10,374.63             10,514.66             10,579.32
 3/31/2006             10,527.82             10,616.05             10,668.58
 4/30/2006             10,513.50             10,599.38             10,665.27
 5/31/2006             10,157.14             10,104.90             10,209.04
 6/30/2006             10,117.06             10,071.69             10,199.12
 7/31/2006              9,924.37              9,813.83              9,878.44
 8/31/2006             10,234.00             10,041.05              9,944.56
 9/30/2006             10,515.22             10,257.56             10,166.06
10/31/2006             10,884.87             10,566.16             10,473.52
11/30/2006             11,100.87             10,807.57             10,724.78
12/31/2006             11,138.46             10,864.74             10,913.23
 1/31/2007             11,424.78             11,145.16             11,422.36
 2/28/2007             11,210.04             10,893.59             11,015.71
 3/31/2007             11,270.84             10,975.56             10,976.04
 4/30/2007             11,801.47             11,421.15             11,293.42
 5/31/2007             12,226.03             11,807.92             11,729.82
 6/30/2007             12,043.53             11,696.56             11,614.11
 7/31/2007             11,856.81             11,548.14             11,478.56
 8/31/2007             12,045.75             11,738.44             11,716.59
 9/30/2007             12,550.35             12,454.50             12,536.49
10/31/2007             12,977.49             13,011.05             13,280.35
11/30/2007             12,499.43             12,480.60             12,605.92
12/31/2007             12,454.24             12,491.50             12,537.34
 1/31/2008             11,483.09             11,422.59             11,466.87
 2/29/2008             11,255.03             11,184.63             11,065.86
 3/31/2008             11,186.50             11,089.45             10,840.50
 4/30/2008             11,773.79             11,772.83             11,526.53
 5/31/2008             12,205.35             12,094.27             11,712.12
 6/30/2008             11,326.29             11,204.49             10,840.50
 7/31/2008             11,110.95             10,983.41             10,731.14
 8/31/2008             11,230.59             11,012.73             10,638.34
 9/30/2008              9,930.03              9,601.12              9,471.77
10/31/2008              8,181.76              7,924.31              8,069.90
11/30/2008              7,531.07              7,129.38              7,214.85
12/31/2008              7,667.18              7,320.89              7,335.03
 1/31/2009              7,298.35              6,942.44              6,750.76
 2/28/2009              6,749.31              6,489.61              6,300.04
 3/31/2009              7,351.32              7,047.29              6,724.05
 4/30/2009              8,057.09              7,793.98              7,395.12
 5/31/2009              8,456.50              8,220.67              7,902.60
 6/30/2009              8,551.10              8,223.90              7,718.97
 7/31/2009              9,158.45              8,843.60              8,289.88
 8/31/2009              9,348.39              9,018.06              8,523.59
 9/30/2009              9,746.03              9,451.14              8,894.18
10/31/2009              9,614.02              9,264.15              8,733.92
11/30/2009             10,204.64              9,822.94              9,381.62
12/31/2009             10,520.05             10,139.37              9,433.01
 1/31/2010             10,060.99              9,608.15              9,020.55
 2/28/2010             10,406.75              9,948.99              9,278.76
 3/31/2010             11,008.70             10,573.89              9,932.66
 4/30/2010             11,131.72             10,682.65             10,080.21
 5/31/2010             10,281.90              9,824.47              9,349.18
 6/30/2010              9,715.72              9,259.05              8,712.04
 7/31/2010             10,408.77              9,887.05              9,241.87
 8/31/2010              9,922.79              9,401.67              8,765.69
 9/30/2010             10,979.07             10,409.46              9,828.71
10/31/2010             11,503.43             10,956.13             10,294.82
11/30/2010             11,637.02             11,065.78             10,418.90
12/31/2010             12,278.01             11,672.96             11,065.97
 1/31/2011             12,590.47             11,903.29             11,314.19
 2/28/2011             13,002.52             12,225.37             11,683.16
 3/31/2011             13,018.39             12,231.52             11,760.31
 4/30/2011             13,454.37             12,602.41             12,136.00
 5/31/2011             13,307.89             12,449.03             11,934.74
 6/30/2011             13,117.02             12,284.23             11,753.60
 7/31/2011             12,985.54             12,218.50             11,595.95
 8/31/2011             12,300.24             11,397.01             10,800.97
 9/30/2011             11,393.90             10,402.41              9,861.76
10/31/2011             12,644.26             11,650.93             11,149.82
11/30/2011             12,643.04             11,507.55             10,995.52
12/31/2011             12,602.39             11,333.92             10,790.91
 1/31/2012             13,354.65             12,110.83             11,592.60
 2/29/2012             13,993.33             12,824.09             12,189.67
 3/31/2012             14,453.59             13,277.25             12,655.92
 4/30/2012             14,431.27             13,179.64             12,481.50
 5/31/2012             13,505.56             12,169.16             11,441.65
 6/30/2012             13,872.27             12,438.69             11,753.60
 7/31/2012             14,058.23             12,457.93             11,770.38
 8/31/2012             14,436.46             12,925.80             12,189.67
 9/30/2012             14,719.57             13,243.19             12,437.89
10/31/2012             14,289.96             12,782.77             11,884.42
11/30/2012             14,529.25             13,067.19             12,179.61
12/31/2012             14,525.24             13,138.06             12,153.10
 1/31/2013             15,147.78             13,705.15             12,702.98
 2/28/2013             15,336.27             13,778.38             12,788.43
 3/31/2013             15,911.59             14,211.62             13,234.28
 4/30/2013             16,249.33             14,395.83             13,394.04
 5/31/2013             16,551.20             14,775.21             13,810.17
 6/30/2013             16,239.74             14,475.84             13,568.67
 7/31/2013             17,100.80             15,380.93             14,282.03
 8/31/2013             16,807.72             15,196.04             14,018.23
 9/30/2013             17,556.72             16,064.84             14,768.74
10/31/2013             18,333.36             16,738.59             15,381.79
11/30/2013             18,850.53             17,238.89             15,864.79
12/31/2013             19,388.99             17,790.31             16,336.90
 1/31/2014             18,836.25             17,365.63             15,953.47
 2/28/2014             19,805.79             18,361.65             16,785.61
 3/31/2014             19,606.05             17,770.51             16,283.87
 4/30/2014             19,606.85             17,461.49             15,928.99
 5/31/2014             20,217.89             18,095.46             16,561.26
 6/30/2014             20,611.91             18,538.69             16,891.66
 7/31/2014             20,296.39             18,346.66             16,683.63
 8/31/2014             21,226.33             19,108.07             17,401.56
 9/30/2014             20,918.41             18,774.84             17,193.52
10/31/2014             21,469.64             19,323.72             17,711.57
11/30/2014             22,149.98             19,810.46             18,303.04
12/31/2014             21,919.22             19,629.29             18,086.95
 1/31/2015             21,583.57             19,309.80             17,733.83
 2/28/2015             23,022.24             20,527.62             18,889.49
 3/31/2015             22,760.40             20,305.33             18,559.30
 4/30/2015             22,874.39             20,300.77             18,504.27
 5/31/2015             23,196.37             20,689.99             18,935.35
 6/30/2015             22,787.73             20,496.54             18,719.81
 7/31/2015             23,560.48             21,224.37             19,513.17

                                      [END CHART]

                             Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

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6  | USAA AGGRESSIVE GROWTH FUND

================================================================================

USAA AGGRESSIVE GROWTH FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIAGX)


--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $163.1 Million         $119.1 Million
Net Asset Value Per Share                      $42.92                 $41.22


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                     5 YEARS            SINCE INCEPTION 8/01/08

     17.21%                     16.50%                     9.46%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                     0.68%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o CUMULATIVE PERFORMANCE COMPARISON o

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                                         LIPPER LARGE-CAP       USAA AGGRESSIVE
                     RUSSELL 1000          GROWTH FUNDS           GROWTH FUND
                     GROWTH INDEX             INDEX           INSTITUTIONAL SHARES
 7/31/2008            $10,000.00            $10,000.00            $10,000.00
 8/31/2008             10,107.67             10,026.70             10,012.48
 9/30/2008              8,937.16              8,741.47              8,914.54
10/31/2008              7,363.69              7,214.80              7,595.13
11/30/2008              6,778.06              6,491.05              6,790.39
12/31/2008              6,900.56              6,665.41              6,909.17
 1/31/2009              6,568.61              6,320.85              6,357.57
 2/28/2009              6,074.46              5,908.55              5,938.36
 3/31/2009              6,616.28              6,416.31              6,341.81
 4/30/2009              7,251.48              7,096.14              6,978.52
 5/31/2009              7,610.95              7,484.63              7,460.77
 6/30/2009              7,696.10              7,487.57              7,290.56
 7/31/2009              8,242.73              8,051.78              7,832.71
 8/31/2009              8,413.67              8,210.62              8,056.50
 9/30/2009              8,771.55              8,604.93              8,409.52
10/31/2009              8,652.74              8,434.67              8,261.38
11/30/2009              9,184.30              8,943.43              8,879.17
12/31/2009              9,468.18              9,231.53              8,926.20
 1/31/2010              9,055.02              8,747.88              8,538.24
 2/28/2010              9,366.21              9,058.20              8,789.46
 3/31/2010              9,907.97              9,627.15              9,412.73
 4/30/2010             10,018.69              9,726.17              9,552.65
 5/31/2010              9,253.84              8,944.83              8,865.78
 6/30/2010              8,744.28              8,430.03              8,264.76
 7/31/2010              9,368.02              9,001.80              8,770.38
 8/31/2010              8,930.63              8,559.89              8,318.82
 9/30/2010              9,881.30              9,477.45              9,330.05
10/31/2010             10,353.23              9,975.17              9,778.43
11/30/2010             10,473.47             10,075.00              9,899.27
12/31/2010             11,050.36             10,627.81             10,517.15
 1/31/2011             11,331.58             10,837.52             10,759.87
 2/28/2011             11,702.43             11,130.76             11,114.38
 3/31/2011             11,716.72             11,136.36             11,191.03
 4/30/2011             12,109.10             11,474.04             11,548.74
 5/31/2011             11,977.27             11,334.40             11,363.50
 6/30/2011             11,805.49             11,184.35             11,194.23
 7/31/2011             11,687.16             11,124.51             11,050.51
 8/31/2011             11,070.37             10,376.57             10,296.77
 9/30/2011             10,254.66              9,471.02              9,405.71
10/31/2011             11,380.00             10,607.76             10,635.32
11/30/2011             11,378.90             10,477.21             10,491.60
12/31/2011             11,342.31             10,319.13             10,299.97
 1/31/2012             12,019.35             11,026.47             11,066.48
 2/29/2012             12,594.17             11,675.87             11,641.36
 3/31/2012             13,008.42             12,088.46             12,091.68
 4/30/2012             12,988.33             11,999.59             11,928.80
 5/31/2012             12,155.17             11,079.58             10,938.73
 6/30/2012             12,485.22             11,324.98             11,238.94
 7/31/2012             12,652.59             11,342.50             11,261.30
 8/31/2012             12,992.99             11,768.47             11,666.91
 9/30/2012             13,247.80             12,057.45             11,909.64
10/31/2012             12,861.15             11,638.25             11,382.66
11/30/2012             13,076.51             11,897.21             11,670.10
12/31/2012             13,072.90             11,961.73             11,647.13
 1/31/2013             13,633.19             12,478.05             12,179.13
 2/28/2013             13,802.84             12,544.72             12,264.25
 3/31/2013             14,320.63             12,939.17             12,696.94
 4/30/2013             14,624.61             13,106.88             12,852.99
 5/31/2013             14,896.29             13,452.29             13,257.30
 6/30/2013             14,615.98             13,179.73             13,026.77
 7/31/2013             15,390.94             14,003.78             13,714.82
 8/31/2013             15,127.16             13,835.45             13,466.56
 9/30/2013             15,801.28             14,626.46             14,190.07
10/31/2013             16,500.26             15,239.89             14,782.36
11/30/2013             16,965.71             15,695.40             15,246.97
12/31/2013             17,450.34             16,197.44             15,704.57
 1/31/2014             16,952.86             15,810.78             15,334.46
 2/28/2014             17,825.47             16,717.63             16,137.02
 3/31/2014             17,645.70             16,179.41             15,657.82
 4/30/2014             17,646.42             15,898.07             15,318.88
 5/31/2014             18,196.36             16,475.27             15,930.54
 6/30/2014             18,550.98             16,878.82             16,253.90
 7/31/2014             18,267.01             16,703.98             16,059.10
 8/31/2014             19,103.97             17,397.21             16,756.48
 9/30/2014             18,826.84             17,093.82             16,553.89
10/31/2014             19,322.96             17,593.55             17,060.36
11/30/2014             19,935.27             18,036.71             17,633.07
12/31/2014             19,727.58             17,871.76             17,427.74
 1/31/2015             19,425.49             17,580.88             17,085.66
 2/28/2015             20,720.31             18,689.66             18,203.96
 3/31/2015             20,484.65             18,487.27             17,892.60
 4/30/2015             20,587.24             18,483.12             17,839.97
 5/31/2015             20,877.03             18,837.49             18,260.97
 6/30/2015             20,509.25             18,661.37             18,050.47
 7/31/2015             21,204.73             19,324.03             18,822.30

                                      [END CHART]

                            Data from 7/31/08 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Institutional Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                          o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

Apple, Inc. ............................................................... 5.5%
Visa, Inc. "A" ............................................................ 3.1%
Amazon.com, Inc. .......................................................... 2.9%
Facebook, Inc. "A" ........................................................ 2.9%
Google, Inc. "C" .......................................................... 2.8%
Celgene Corp. ............................................................. 2.3%
Gilead Sciences, Inc. ..................................................... 2.0%
Home Depot, Inc. .......................................................... 1.9%
CVS Health Corp. .......................................................... 1.8%
Priceline Group, Inc. ..................................................... 1.6%

                          o ASSET ALLOCATION - 7/31/15 o

                            [PIE CHART OF ALLOCATION]

INFORMATION TECHNOLOGY                                                     35.5%
HEALTH CARE                                                                22.4%
CONSUMER DISCRETIONARY                                                     21.7%
INDUSTRIALS                                                                 5.3%
CONSUMER STAPLES                                                            5.2%
FINANCIALS                                                                  4.8%
MATERIALS                                                                   2.9%
TELECOMMUNICATION SERVICES                                                  1.4%
ENERGY                                                                      0.2%
MONEY MARKET INSTRUMENTS                                                    0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-19.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

 DIVIDEND RECEIVED              LONG-TERM
DEDUCTION (CORPORATE           CAPITAL GAIN          QUALIFIED INTEREST
  SHAREHOLDERS)(1)            DISTRIBUTIONS(2)             INCOME
-----------------------------------------------------------------------
       100%                    143,407,000                $2,000
-----------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA AGGRESSIVE GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Aggressive Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Aggressive Growth Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.4%)

              CONSUMER DISCRETIONARY (21.7%)
              ------------------------------
              APPAREL RETAIL (1.3%)
     158,104  Ross Stores, Inc.                                                               $    8,405
     142,046  TJX Companies, Inc.                                                                  9,917
                                                                                              ----------
                                                                                                  18,322
                                                                                              ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
      65,500  Lululemon Athletica, Inc.*                                                           4,117
      40,000  Under Armour, Inc. "A"*                                                              3,973
                                                                                              ----------
                                                                                                   8,090
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (0.1%)
       7,040  Tesla Motors, Inc.*                                                                  1,874
                                                                                              ----------
              AUTOMOTIVE RETAIL (1.1%)
      36,674  Advance Auto Parts, Inc.                                                             6,389
      35,959  O'Reilly Automotive, Inc.*                                                           8,641
                                                                                              ----------
                                                                                                  15,030
                                                                                              ----------
              BROADCASTING (0.2%)
      35,094  Discovery Communications, Inc. "A"*                                                  1,159
      35,746  Scripps Networks Interactive "A"                                                     2,237
                                                                                              ----------
                                                                                                   3,396
                                                                                              ----------
              CABLE & SATELLITE (1.3%)
     176,447  Comcast Corp. "A"                                                                   11,012
     137,700  Liberty Global plc "C"*                                                              6,767
                                                                                              ----------
                                                                                                  17,779
                                                                                              ----------
              CASINOS & GAMING (0.0%)
       5,223  Wynn Resorts Ltd.                                                                      539
                                                                                              ----------
              FOOTWEAR (1.5%)
     180,000  NIKE, Inc. "B"                                                                      20,739
                                                                                              ----------
              GENERAL MERCHANDISE STORES (0.6%)
      99,000  Dollar General Corp.                                                                 7,957
                                                                                              ----------

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (2.6%)
     228,309  Home Depot, Inc.                                                                $   26,719
     145,978  Lowe's Companies, Inc.                                                              10,125
                                                                                              ----------
                                                                                                  36,844
                                                                                              ----------
              HOMEBUILDING (0.4%)
     240,192  PulteGroup, Inc.                                                                     4,977
                                                                                              ----------
              HOTELS, RESORTS & CRUISE LINES (1.4%)
     576,853  Hilton Worldwide Holdings, Inc.*                                                    15,489
      57,408  Wyndham Worldwide Corp.                                                              4,737
                                                                                              ----------
                                                                                                  20,226
                                                                                              ----------
              INTERNET RETAIL (6.0%)
      76,708  Amazon.com, Inc.*                                                                   41,127
     111,350  Ctrip.com International Ltd. ADR*                                                    7,970
      44,600  Expedia, Inc.                                                                        5,416
      63,280  Netflix, Inc.*                                                                       7,234
      18,297  Priceline Group, Inc.*                                                              22,754
                                                                                              ----------
                                                                                                  84,501
                                                                                              ----------
              MOVIES & ENTERTAINMENT (1.6%)
     210,500  Twenty-First Century Fox, Inc. "A"                                                   7,260
     131,400  Walt Disney Co.                                                                     15,768
                                                                                              ----------
                                                                                                  23,028
                                                                                              ----------
              RESTAURANTS (2.4%)
      24,129  Chipotle Mexican Grill, Inc.*                                                       17,909
      67,139  Dunkin Brands Group, Inc.                                                            3,618
     217,700  Starbucks Corp.                                                                     12,612
                                                                                              ----------
                                                                                                  34,139
                                                                                              ----------
              SPECIALTY STORES (0.6%)
      48,670  Ulta Salon, Cosmetics & Fragrance, Inc.*                                             8,081
                                                                                              ----------
              Total Consumer Discretionary                                                       305,522
                                                                                              ----------
              CONSUMER STAPLES (5.2%)
              -----------------------
              BREWERS (0.3%)
      37,212  Anheuser-Busch InBev N.V. ADR                                                        4,449
                                                                                              ----------
              DRUG RETAIL (1.8%)
     232,894  CVS Health Corp.                                                                    26,193
                                                                                              ----------
              HOUSEHOLD PRODUCTS (0.3%)
      53,304  Colgate-Palmolive Co.                                                                3,626
                                                                                              ----------
              HYPERMARKETS & SUPER CENTERS (1.2%)
     115,246  Costco Wholesale Corp.                                                              16,745
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.6%)
     181,490  Mondelez International, Inc. "A"                                                $    8,191
                                                                                              ----------
              PERSONAL PRODUCTS (0.5%)
      72,840  Estee Lauder Companies, Inc. "A"                                                     6,491
                                                                                              ----------
              SOFT DRINKS (0.5%)
      46,780  Monster Beverage Corp.*                                                              7,183
                                                                                              ----------
              Total Consumer Staples                                                              72,878
                                                                                              ----------
              ENERGY (0.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      64,963  Cabot Oil & Gas Corp.                                                                1,700
      13,900  Concho Resources, Inc.*                                                              1,481
                                                                                              ----------
                                                                                                   3,181
                                                                                              ----------
              Total Energy                                                                         3,181
                                                                                              ----------
              FINANCIALS (4.8%)
              -----------------
              DIVERSIFIED BANKS (1.3%)
     329,423  Bank of America Corp.                                                                5,890
      73,373  JPMorgan Chase & Co.                                                                 5,028
     132,100  Wells Fargo & Co.                                                                    7,645
                                                                                              ----------
                                                                                                  18,563
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (1.1%)
      31,124  Goldman Sachs Group, Inc.                                                            6,383
     217,900  Morgan Stanley                                                                       8,463
                                                                                              ----------
                                                                                                  14,846
                                                                                              ----------
              MULTI-LINE INSURANCE (0.3%)
      76,527  American International Group, Inc.                                                   4,907
                                                                                              ----------
              REITs - SPECIALIZED (1.3%)
     144,200  American Tower Corp.                                                                13,715
      25,402  Public Storage                                                                       5,212
                                                                                              ----------
                                                                                                  18,927
                                                                                              ----------
              SPECIALIZED FINANCE (0.8%)
      24,015  Intercontinental Exchange, Inc.                                                      5,476
      46,938  Moody's Corp.                                                                        5,183
                                                                                              ----------
                                                                                                  10,659
                                                                                              ----------
              Total Financials                                                                    67,902
                                                                                              ----------
              HEALTH CARE (22.4%)
              -------------------
              BIOTECHNOLOGY (8.2%)
      58,580  Alexion Pharmaceuticals, Inc.*                                                      11,566
      66,543  Amgen, Inc.                                                                         11,751

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      47,218  Biogen, Inc.*                                                                   $   15,052
     242,663  Celgene Corp.*                                                                      31,849
     241,871  Gilead Sciences, Inc.                                                               28,507
     126,406  Vertex Pharmaceuticals, Inc.*                                                       17,065
                                                                                              ----------
                                                                                                 115,790
                                                                                              ----------
              HEALTH CARE DISTRIBUTORS (1.4%)
      65,917  Cardinal Health, Inc.                                                                5,601
      63,430  McKesson Corp.                                                                      13,991
                                                                                              ----------
                                                                                                  19,592
                                                                                              ----------
              HEALTH CARE EQUIPMENT (3.9%)
      47,326  Becton, Dickinson & Co.                                                              7,201
     445,700  Boston Scientific Corp.*                                                             7,729
      38,836  C.R. Bard, Inc.                                                                      7,637
      72,845  DexCom, Inc.*                                                                        6,166
     223,671  Medtronic plc                                                                       17,534
      40,738  Varian Medical Systems, Inc.*                                                        3,506
      47,710  Zimmer Biomet Holdings, Inc.                                                         4,965
                                                                                              ----------
                                                                                                  54,738
                                                                                              ----------
              HEALTH CARE FACILITIES (0.2%)
      29,205  HCA Holdings, Inc.*                                                                  2,716
                                                                                              ----------
              HEALTH CARE SERVICES (0.7%)
     220,550  Envision Healthcare Holdings, Inc.*                                                  9,881
                                                                                              ----------
              LIFE SCIENCES TOOLS & SERVICES (0.9%)
      72,019  Agilent Technologies, Inc.                                                           2,949
     132,100  Quintiles Transnational Holdings, Inc.*                                             10,135
                                                                                              ----------
                                                                                                  13,084
                                                                                              ----------
              MANAGED HEALTH CARE (1.7%)
      73,064  Aetna, Inc.                                                                          8,254
      20,051  Anthem, Inc.                                                                         3,093
     111,200  UnitedHealth Group, Inc.                                                            13,500
                                                                                              ----------
                                                                                                  24,847
                                                                                              ----------
              PHARMACEUTICALS (5.4%)
      53,897  Allergan plc*                                                                       17,848
     110,640  AstraZeneca plc ADR                                                                  3,738
     278,082  Bristol-Myers Squibb Co.                                                            18,253
      99,535  Eli Lilly and Co.                                                                    8,412
      36,740  Johnson & Johnson                                                                    3,682
      51,050  Mallinckrodt plc*                                                                    6,328

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     102,918  Merck & Co., Inc.                                                               $    6,068
      44,720  Valeant Pharmaceuticals International, Inc.*                                        11,517
                                                                                              ----------
                                                                                                  75,846
                                                                                              ----------
              Total Health Care                                                                  316,494
                                                                                              ----------
              INDUSTRIALS (5.3%)
              ------------------
              AEROSPACE & DEFENSE (1.7%)
      56,618  Boeing Co.                                                                           8,163
     147,389  Honeywell International, Inc.                                                       15,483
                                                                                              ----------
                                                                                                  23,646
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (0.4%)
      49,267  United Parcel Service, Inc. "B"                                                      5,043
                                                                                              ----------
              AIRLINES (0.7%)
     238,500  Delta Air Lines, Inc.                                                               10,575
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      32,447  Rockwell Automation, Inc.                                                            3,789
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
     171,855  Danaher Corp.                                                                       15,735
                                                                                              ----------
              RAILROADS (0.8%)
     116,600  Union Pacific Corp.                                                                 11,379
                                                                                              ----------
              RESEARCH & CONSULTING SERVICES (0.3%)
      22,826  IHS, Inc. "A"*                                                                       2,854
      24,123  Verisk Analytics, Inc. "A"*                                                          1,884
                                                                                              ----------
                                                                                                   4,738
                                                                                              ----------
              Total Industrials                                                                   74,905
                                                                                              ----------
              INFORMATION TECHNOLOGY (35.5%)
              ------------------------------
              APPLICATION SOFTWARE (4.7%)
     209,500  Adobe Systems, Inc.*                                                                17,177
      13,338  FactSet Research Systems, Inc.                                                       2,209
     117,895  Intuit, Inc.                                                                        12,470
     166,600  Mobileye N.V.*                                                                      10,013
     188,010  salesforce.com, Inc.*                                                               13,781
      66,000  Splunk, Inc.*                                                                        4,616
      66,300  Workday, Inc. "A"*                                                                   5,591
                                                                                              ----------
                                                                                                  65,857
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (1.4%)
     430,365  Cisco Systems, Inc.                                                                 12,231
      33,387  F5 Networks, Inc.*                                                                   4,479
      52,764  QUALCOMM, Inc.                                                                       3,397
                                                                                              ----------
                                                                                                  20,107
                                                                                              ----------

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (6.5%)
      17,237  Alliance Data Systems Corp.*                                                    $    4,741
      39,129  Fiserv, Inc.*                                                                        3,399
     210,505  MasterCard, Inc. "A"                                                                20,503
     125,430  Paychex, Inc.                                                                        5,820
     292,822  Paypal Holdings, Inc.*                                                              11,332
      39,688  Vantiv, Inc. "A"*                                                                    1,746
     580,906  Visa, Inc. "A"                                                                      43,766
                                                                                              ----------
                                                                                                  91,307
                                                                                              ----------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
     121,896  Activision Blizzard, Inc.                                                            3,144
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (10.0%)
     222,526  Alibaba Group Holding Ltd. ADR*                                                     17,433
      55,539  Baidu, Inc. ADR*                                                                     9,589
      34,890  CoStar Group, Inc.*                                                                  7,023
      93,284  eBay, Inc.*                                                                          2,623
     432,093  Facebook, Inc. "A"*                                                                 40,621
      23,950  Google, Inc. "A"*                                                                   15,747
      62,379  Google, Inc. "C"*                                                                   39,025
      42,610  LinkedIn Corp. "A"*                                                                  8,661
                                                                                              ----------
                                                                                                 140,722
                                                                                              ----------
              IT CONSULTING & OTHER SERVICES (0.8%)
      49,388  Amdocs Ltd.                                                                          2,897
     139,500  Cognizant Technology Solutions Corp. "A"*                                            8,802
                                                                                              ----------
                                                                                                  11,699
                                                                                              ----------
              SEMICONDUCTORS (2.3%)
     103,242  Altera Corp.                                                                         5,127
     162,200  ARM Holdings plc ADR                                                                 7,630
      52,500  Avago Technologies Ltd.                                                              6,570
      58,742  Broadcom Corp. "A"                                                                   2,973
     111,645  Linear Technology Corp.                                                              4,577
     143,101  Maxim Integrated Products, Inc.                                                      4,871
      23,848  Microchip Technology, Inc.                                                           1,022
       3,714  Skyworks Solutions, Inc.                                                               355
                                                                                              ----------
                                                                                                  33,125
                                                                                              ----------
              SYSTEMS SOFTWARE (3.8%)
     104,330  Check Point Software Technologies Ltd.*                                              8,427
     389,595  Microsoft Corp.                                                                     18,194
     511,385  Oracle Corp.                                                                        20,425
      78,600  ServiceNow, Inc.*                                                                    6,327
                                                                                              ----------
                                                                                                  53,373
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      46,132  CDW Corp.                                                                       $    1,658
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (5.7%)
     639,909  Apple, Inc.                                                                         77,621
      27,819  Western Digital Corp.                                                                2,394
                                                                                              ----------
                                                                                                  80,015
                                                                                              ----------
              Total Information Technology                                                       501,007
                                                                                              ----------
              MATERIALS (2.9%)
              ----------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
      55,900  Monsanto Co.                                                                         5,696
                                                                                              ----------
              SPECIALTY CHEMICALS (2.5%)
      84,150  Ecolab, Inc.                                                                         9,745
      90,100  PPG Industries, Inc.                                                                 9,765
      54,241  Sherwin-Williams Co.                                                                15,066
                                                                                              ----------
                                                                                                  34,576
                                                                                              ----------
              Total Materials                                                                     40,272
                                                                                              ----------
              TELECOMMUNICATION SERVICES (1.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
     177,952  Verizon Communications, Inc.                                                         8,326
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
     100,100  SBA Communications Corp. "A"*                                                       12,084
                                                                                              ----------
              Total Telecommunication Services                                                    20,410
                                                                                              ----------
              Total Common Stocks (cost: $949,430)                                             1,402,571
                                                                                              ----------

              MONEY MARKET INSTRUMENTS (0.7%)

              MONEY MARKET FUNDS (0.7%)
   9,727,552  State Street Institutional Liquid Reserves Fund Premier Class, 0.11%(a)              9,728
                                                                                              ----------
              Total Money Market Instruments (cost: $9,728)                                        9,728
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $959,158)                                              $1,412,299
                                                                                              ==========

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS          INPUTS            TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $1,402,571                   $-              $-       $1,402,571

Money Market Instruments:
  Money Market Funds                         9,728                    -               -            9,728
--------------------------------------------------------------------------------------------------------
Total                                   $1,412,299                   $-              $-       $1,412,299
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.1% of net assets at July 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

     ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $959,158)                              $1,412,299
   Receivables:
      Capital shares sold                                                                            687
      USAA Transfer Agency Company (Note 6D)                                                          11
      Dividends and interest                                                                         441
      Securities sold                                                                              6,708
                                                                                              ----------
           Total assets                                                                        1,420,146
                                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                                         7,965
      Capital shares redeemed                                                                        677
   Accrued management fees                                                                           499
   Accrued transfer agent's fees                                                                      22
   Other accrued expenses and payables                                                               115
                                                                                              ----------
          Total liabilities                                                                        9,278
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $1,410,868
                                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                             $  903,850
  Accumulated undistributed net investment income                                                     26
  Accumulated net realized gain on investments                                                    53,851
  Net unrealized appreciation of investments                                                     453,141
                                                                                              ----------
               Net assets applicable to capital shares outstanding                            $1,410,868
                                                                                              ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,247,753/29,323 shares outstanding)                        $    42.55
                                                                                              ==========
      Institutional Shares (net assets of $163,115/3,800 shares outstanding)                  $    42.92
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $69)                                             $ 15,626
   Interest                                                                                            9
                                                                                                --------
       Total income                                                                               15,635
                                                                                                --------
EXPENSES
   Management fees                                                                                 5,593
   Administration and servicing fees:
       Fund Shares                                                                                 2,937
       Institutional Shares                                                                          149
   Transfer agent's fees:
       Fund Shares                                                                                 1,953
       Institutional Shares                                                                          149
   Custody and accounting fees:
       Fund Shares                                                                                   198
       Institutional Shares                                                                           25
   Postage:
       Fund Shares                                                                                   117
   Shareholder reporting fees:
       Fund Shares                                                                                    58
   Trustees' fees                                                                                     26
   Registration fees:
       Fund Shares                                                                                    43
       Institutional Shares                                                                           25
   Professional fees                                                                                 116
   Other                                                                                              22
                                                                                                --------
           Total expenses                                                                         11,411
   Expenses paid indirectly:
       Fund Shares                                                                                   (35)
       Institutional Shares                                                                           (4)
                                                                                                --------
           Net expenses                                                                           11,372
                                                                                                --------
NET INVESTMENT INCOME                                                                              4,263
                                                                                                --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                              96,651
   Change in net unrealized appreciation/(depreciation)                                          105,903
                                                                                                --------
           Net realized and unrealized gain                                                      202,554
                                                                                                --------
   Increase in net assets resulting from operations                                             $206,817
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

----------------------------------------------------------------------------------------------
                                                                          2015            2014
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $    4,263      $    2,359
   Net realized gain on investments                                     96,651         163,003
   Change in net unrealized appreciation/(depreciation)
      of investments                                                   105,903          20,147
                                                                    --------------------------
      Increase in net assets resulting from operations                 206,817         185,509
                                                                    --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                      (22,980)        (24,842)
      Institutional Shares                                              (3,308)         (2,596)
                                                                    --------------------------
           Total distributions of net investment income                (26,288)        (27,438)
                                                                    --------------------------
   Net realized gains:
      Fund Shares                                                     (108,265)        (75,792)
      Institutional Shares                                             (13,990)         (7,525)
                                                                    --------------------------
           Total distributions of net realized gains                  (122,255)        (83,317)
                                                                    --------------------------
      Distributions to shareholders                                   (148,543)       (110,755)
                                                                    --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                         101,935          16,872
   Institutional Shares                                                 37,812         (53,800)
                                                                    --------------------------
      Total net increase (decrease) in net assets from
           capital share transactions                                  139,747         (36,928)
                                                                    --------------------------
   Net increase in net assets                                          198,021          37,826

NET ASSETS
   Beginning of year                                                 1,212,847       1,175,021
                                                                    --------------------------
   End of year                                                      $1,410,868      $1,212,847
                                                                    ==========================
Accumulated undistributed net investment income:
   End of year                                                      $       26      $       94
                                                                    ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

       to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    5. Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $35,000 and $4,000, respectively. For the year ended July 31, 2015 there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $7,000, which represents 1.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for non-REIT return of capital dividend and distributions adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $21,957,000. These reclassifications had no effect on net assets.

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                  2015                    2014
                                             -------------------------------------
Ordinary income*                             $  5,136,000             $ 28,880,000
Long-term realized capital gain               143,407,000               81,875,000
                                             ------------             ------------
   Total distributions paid                  $148,543,000             $110,755,000
                                             ============             ============

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains                                 $ 57,793,000
Accumulated capital and other losses                                    (2,359,000)
Unrealized appreciation of investments                                 451,584,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and non-REIT return of capital dividend adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2015, the Fund deferred to August 1, 2015, post October capital losses of $2,359,000.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $719,465,000 and $733,875,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $960,715,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $459,064,000 and $7,480,000, respectively, resulting in net unrealized appreciation of $451,584,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                     YEAR ENDED               YEAR ENDED
                                    JULY 31, 2015            JULY 31, 2014
--------------------------------------------------------------------------------
                                SHARES         AMOUNT      SHARES         AMOUNT
                                ------------------------------------------------
FUND SHARES:
Shares sold                      3,059      $ 125,750       3,180      $ 127,591
Shares issued from
 reinvested dividends            3,240        129,519       2,522         99,431
Shares redeemed                 (3,718)      (153,334)     (5,234)      (210,150)
                                ------------------------------------------------
Net increase from capital
 share transactions              2,581      $ 101,935         468      $  16,872
                                ================================================
INSTITUTIONAL SHARES:
Shares sold                        999      $  42,027         389      $  15,679
Shares issued from reinvested
 dividends                         429         17,298         255         10,121
Shares redeemed                   (516)       (21,513)     (2,025)       (79,600)
                                ------------------------------------------------
Net increase (decrease) from
 capital share transactions        912      $  37,812      (1,381)     $ (53,800)
                                ================================================

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the year ended July 31, 2015, the Fund's effective annualized base fee was 0.46% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for the Fund consists

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                     ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                                  (IN BASIS POINTS)(1)
----------------------------------------------------------------------------
+/- 100 to 400                                        +/- 4
+/- 401 to 700                                        +/- 5
+/- 701 and greater                                   +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $5,593,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(415,000) and $(36,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.04)% and (0.02)%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into Investment Subadvisory Agreements with Wellington Management Company LLP (Wellington Management) and Winslow Capital Management, LLC

================================================================================

34  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    (Winslow Capital), under which Wellington Management and Winslow Capital each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.325% on the first $300 million, 0.30% on the next $700 million, and 0.28% on assets over $1 billion of the portion of the Fund's average net assets that Wellington Management manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management, of $1,932,000.

    The Manager (not the Fund) pays Winslow Capital a subadvisory fee in the annual amount of 0.40% on the first $100 million, 0.35% on the next $250 million, 0.30% on the next $250 million, and 0.25% on the next $400 million of the portion of the Fund's average net assets that Winslow Capital manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Winslow Capital, of $2,288,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% and 0.10% of average net assets of the Fund Shares and Institutional Shares, respectively. For the year ended July 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,937,000 and $149,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $37,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,953,000 and $149,000, respectively. Additionally, the Institutional Shares recorded a capital contribution and a receivable from SAS of less than $500 at July 31, 2015, for adjustments related to corrections to certain shareholder transactions. At July 31, 2015, the Fund recorded a receivable of $11,000 for SAS adjustments to income distribution and capital gains payable.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31,

================================================================================

36  | USAA AGGRESSIVE GROWTH FUND

================================================================================

2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative                                            0.1
USAA Cornerstone Equity                                                  0.5
USAA Target Retirement Income                                            0.4
USAA Target Retirement 2020                                              1.1
USAA Target Retirement 2030                                              3.0
USAA Target Retirement 2040                                              3.9
USAA Target Retirement 2050                                              2.2
USAA Target Retirement 2060                                              0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------
                                        2015           2014           2013         2012             2011
                                  ----------------------------------------------------------------------
Net asset value at
 beginning of period              $    40.90     $    38.44     $    35.09     $  34.57       $    27.56
                                  ----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income (loss)            .79            .79            .13          .00(a)          (.01)
 Net realized and
  unrealized gain                       5.75           5.47           6.73          .52             7.03
                                  ----------------------------------------------------------------------
Total from investment
 operations                             6.54           6.26           6.86          .52             7.02
                                  ----------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.79)          (.89)          (.08)           -             (.01)
 Realized capital gains                (4.10)         (2.91)         (3.43)           -                -
                                  ----------------------------------------------------------------------
Total distributions                    (4.89)         (3.80)         (3.51)           -             (.01)
                                  ----------------------------------------------------------------------
Net asset value at end
 of period                        $    42.55     $    40.90     $    38.44     $  35.09       $    34.57
                                  ======================================================================
Total return (%)*                      16.96          16.82          21.34         1.50            25.47
Net assets at end of
 period (000)                     $1,247,753     $1,093,796     $1,009,963     $878,246       $1,207,205
Ratios to average
 net assets:**
 Expenses (%)(b)                         .88            .93           1.08         1.08             1.02
 Net investment income
  (loss) (%)                             .30            .17            .40         (.01)            (.12)
Portfolio turnover (%)                    55             68             67           55               63

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,175,541,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                        (.00%)(+)      (.00%)(+)      (.01%)       (.01%)           (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

================================================================================

38  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------
                                      2015           2014           2013           2012             2011
                                  ----------------------------------------------------------------------

Net asset value at beginning
 of period                        $  41.22       $  38.67       $  35.26       $  34.60         $  27.58
                                  ----------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 .21(c)        1.10            .30            .13              .14
 Net realized and unrealized
  gain                                6.47(c)        5.29           6.73            .53             7.02
                                  ----------------------------------------------------------------------
Total from investment
 operations                           6.68(c)        6.39           7.03            .66             7.16
                                  ----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.88)          (.93)          (.19)             -             (.14)
 Realized capital gains              (4.10)         (2.91)         (3.43)             -                -
                                  ----------------------------------------------------------------------
Total distributions                  (4.98)         (3.84)         (3.62)             -             (.14)
                                  ----------------------------------------------------------------------
Net asset value at end
 of period                        $  42.92       $  41.22       $  38.67       $  35.26         $  34.60
                                  ======================================================================
Total return (%)*                    17.21          17.09          21.79           1.91            26.00
Net assets at end of
 period (000)                     $163,115       $119,051       $165,058       $177,320         $136,837
Ratios to average net assets:**
 Expenses (%)(a)                       .68            .68            .71            .68              .58(b)
 Expenses, excluding
  reimbursements (%)(a)                .68            .68            .71            .68              .58
 Net investment income (%)             .50            .43            .78            .37              .31
Portfolio turnover (%)                  55             68             67             55               63

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $148,951,000.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                      (.00%)(+)      (.00%)(+)      (.00%)(+)      (.01%)           (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to .61% of the Institutional
    Shares' average net assets.
(c) Calculated using average shares. For the year ended July 31, 2015, average shares were 3,561,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

================================================================================

40  | USAA AGGRESSIVE GROWTH FUND

================================================================================

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING                ENDING             DURING PERIOD*
                                         ACCOUNT VALUE           ACCOUNT VALUE        FEBRUARY 1, 2015 -
                                        FEBRUARY 1, 2015         JULY 31, 2015          JULY 31, 2015
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00                $1,100.30                  $4.58

Hypothetical
 (5% return before expenses)             1,000.00                 1,020.43                   4.41

INSTITUTIONAL SHARES
Actual                                   1,000.00                 1,101.36                   3.54

Hypothetical
 (5% return before expenses)             1,000.00                 1,021.42                   3.41

*Expenses are equal to the annualized expense ratio of 0.88% for Fund Shares and 0.68% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 10.03% for Fund Shares and 10.14% for Institutional Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements between the Manager and the Subadvisers with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and each Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and

================================================================================

42  | USAA AGGRESSIVE GROWTH FUND

================================================================================

related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

the level and depth of knowledge of the Manager, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and

================================================================================

44  | USAA AGGRESSIVE GROWTH FUND

================================================================================

administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager. The Board also considered and discussed information about the Subadvisers' fees, including the amount of management fees retained by the Manager after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2014, and was lower than the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2014, and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2014. The Board took into account management's discussion of the Fund's performance and continued monitoring of the Fund's performance.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board also considered that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the

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46  | USAA AGGRESSIVE GROWTH FUND

================================================================================

Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by each Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of each Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in each Subadviser's management of the Fund was not a material factor in considering each Subadvisory Agreement, although the Board noted that each Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

48  | USAA AGGRESSIVE GROWTH FUND

================================================================================

CONCLUSIONS - The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

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50  | USAA AGGRESSIVE GROWTH FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds.
Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA AGGRESSIVE GROWTH FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit and Compliance Committee.
   (4) Member of Product Management and Distribution Committee.
   (5) Member of Corporate Governance Committee.
   (6) Member of Investments Committee.
   (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
   (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
   (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

54  | USAA AGGRESSIVE GROWTH FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13).
Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

56  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1700
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   23417-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

 ==============================================================

       ANNUAL REPORT
       USAA CAPITAL GROWTH FUND
       JULY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          5

FINANCIAL INFORMATION

    Distributions to Shareholders                                            9

    Report of Independent Registered
      Public Accounting Firm                                                10

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       20

    Financial Statements                                                    21

    Notes to Financial Statements                                           24

EXPENSE EXAMPLE                                                             37

ADVISORY AGREEMENT(S)                                                       39

TRUSTEES' AND OFFICERS' INFORMATION                                         47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.
209363-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CAPITAL GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF JOSEPH S. GIROUX]              [PHOTO OF STEPHEN A. LANZENDORF, CFA]
          JOSEPH S. GIROUX                         STEPHEN A. LANZENDORF, CFA
          QS Batterymarch Financial                QS Batterymarch Financial
          Management, Inc.                         Management, Inc.
--------------------------------------------------------------------------------

o   PLEASE CHARACTERIZE THE PERFORMANCE OF GLOBAL STOCKS OVER THE REPORTING
    PERIOD.

    After registering gains through the early part of 2014, global equity securities pulled back early in the reporting period, as investors appeared to lose some degree of confidence in risk assets, despite solid economic indicators and generally positive earnings announcements. Equity securities then rebounded in August 2014, but declined for the third quarter of 2014. During the remainder of 2014, investor concerns regarding global growth, political tensions, and decreasing oil prices led to increased volatility across global markets. Early in 2015, Greece elected an anti-austerity government and oil prices continued to decrease. However, global equities advanced during the first quarter of 2015 as investors embraced risk in light of the accommodative activities of a number of central banks, and several equity indexes hit record highs. In the second quarter of this year, global markets declined on halted negotiations between the European Central Bank and Greece, as well as a steep drop in China's stock market. While the Greek parliament ultimately approved a bailout package for funding in exchange for reform, economic sentiment hit its lowest level in almost three years, hurt by banking restrictions and political uncertainty.

================================================================================

2  | USAA CAPITAL GROWTH FUND

================================================================================

o HOW DID THE USAA CAPITAL GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the reporting period ended July 31, 2015, the Fund had a total return of 10.79%. This compares to returns of 4.68% for the Lipper Global Funds Index and 4.93% for the MSCI World Index (the Index).

    USAA Asset Management Company (AMCO) is the Fund's investment adviser. As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. QS Batterymarch Financial Management, Inc. (QS Batterymarch) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

o   PLEASE DISCUSS THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

    During the reporting period, stock selection contributed meaningfully to relative performance across most regions, and was especially strong within the United States, led by selection in the industrials, health care, and consumer staples sectors. Stock selection detracted meaningfully only in the commodity-sensitive countries of Australia, New Zealand, and Canada, especially among energy holdings. Exposure to emerging markets subtracted from returns during the reporting period, as did an underweight allocation to the outperforming United States. Conversely, an underweight allocation to Australia, New Zealand, and Canada contributed to performance. At the individual security level, the Fund's position in the U.S.-based drug manufacturer United Therapeutics Corp. represented a primary contributor, as the Food and Drug Administration approved the company's drug to treat neuroblastoma,

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    a rare form of cancer that most often occurs in young children. The out-of-benchmark holding Alaska Air Group Inc. also was a major contributor to returns.

    Thank you for your continued investment in the Fund.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems.

================================================================================

4  | USAA CAPITAL GROWTH FUND

================================================================================

INVESTMENT OVERVIEW

USAA CAPITAL GROWTH FUND (THE FUND) (Ticker Symbol: USCGX)


--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $760.8 Million         $706.9 Million
Net Asset Value Per Share                     $10.16                  $9.31


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                        5 YEARS                        10 YEARS

     10.79%                        12.90%                          6.01%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                       1.28%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON O

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        LIPPER GLOBAL             MSCI WORLD              USAA CAPITAL
                         FUNDS INDEX                INDEX                 GROWTH FUND
 7/31/2005               $10,000.00               $10,000.00               $10,000.00
 8/31/2005                10,123.35                10,075.35                 9,807.94
 9/30/2005                10,393.19                10,337.04                 9,961.59
10/31/2005                10,158.46                10,086.26                 9,590.27
11/30/2005                10,480.85                10,422.33                 9,974.39
12/31/2005                10,806.76                10,653.23                10,433.50
 1/31/2006                11,362.16                11,128.93                11,034.93
 2/28/2006                11,282.70                11,112.36                11,021.86
 3/31/2006                11,571.47                11,356.71                11,335.65
 4/30/2006                11,887.88                11,701.51                11,754.03
 5/31/2006                11,448.03                11,301.80                11,087.23
 6/30/2006                11,423.07                11,298.49                11,113.38
 7/31/2006                11,424.95                11,369.00                11,191.83
 8/31/2006                11,725.21                11,664.10                11,505.62
 9/30/2006                11,885.77                11,803.18                11,544.84
10/31/2006                12,265.92                12,236.39                12,002.45
11/30/2006                12,616.67                12,536.04                12,407.76
12/31/2006                12,892.08                12,790.91                12,773.27
 1/31/2007                13,090.84                12,941.91                12,966.80
 2/28/2007                12,958.84                12,874.56                12,892.37
 3/31/2007                13,219.58                13,110.24                13,249.66
 4/30/2007                13,725.10                13,688.42                13,666.50
 5/31/2007                14,148.99                14,071.96                14,202.45
 6/30/2007                14,128.41                13,963.42                14,083.35
 7/31/2007                13,842.59                13,654.18                13,904.70
 8/31/2007                13,819.29                13,643.82                13,874.93
 9/30/2007                14,382.72                14,292.66                14,857.49
10/31/2007                14,872.93                14,731.04                15,557.19
11/30/2007                14,218.36                14,128.90                14,589.51
12/31/2007                14,087.87                13,946.61                14,398.28
 1/31/2008                13,094.33                12,880.82                13,178.36
 2/29/2008                12,977.48                12,806.27                13,194.41
 3/31/2008                12,896.37                12,683.52                12,937.58
 4/30/2008                13,460.97                13,350.14                13,643.85
 5/31/2008                13,647.09                13,553.71                14,029.09
 6/30/2008                12,518.50                12,472.70                13,082.05
 7/31/2008                12,226.69                12,167.94                12,680.76
 8/31/2008                12,092.26                11,997.02                12,183.16
 9/30/2008                10,813.82                10,570.12                10,786.67
10/31/2008                 8,870.70                 8,566.01                 8,667.86
11/30/2008                 8,276.13                 8,011.55                 7,961.59
12/31/2008                 8,625.26                 8,268.59                 8,137.62
 1/31/2009                 7,979.25                 7,544.21                 7,449.94
 2/28/2009                 7,299.63                 6,771.99                 6,745.88
 3/31/2009                 7,784.07                 7,282.66                 7,171.59
 4/30/2009                 8,517.73                 8,099.62                 7,662.79
 5/31/2009                 9,287.22                 8,833.50                 8,268.61
 6/30/2009                 9,268.86                 8,793.65                 8,203.12
 7/31/2009                10,042.84                 9,538.44                 8,956.30
 8/31/2009                10,442.07                 9,931.95                 9,218.27
 9/30/2009                10,823.27                10,327.82                 9,578.49
10/31/2009                10,600.47                10,144.08                 9,382.01
11/30/2009                11,012.92                10,558.59                 9,791.34
12/31/2009                11,304.46                10,748.19                10,022.00
 1/31/2010                10,875.44                10,303.96                 9,541.61
 2/28/2010                11,026.99                10,449.21                 9,707.26
 3/31/2010                11,670.85                11,096.34                10,436.14
 4/30/2010                11,715.91                11,097.89                10,353.31
 5/31/2010                10,629.78                10,039.10                 9,359.39
 6/30/2010                10,312.08                 9,690.79                 8,978.39
 7/31/2010                11,128.85                10,476.45                 9,773.53
 8/31/2010                10,702.03                10,085.31                 9,359.39
 9/30/2010                11,750.52                11,025.72                10,303.61
10/31/2010                12,220.79                11,436.71                10,784.01
11/30/2010                11,974.02                11,189.80                10,552.09
12/31/2010                12,818.01                12,012.54                11,237.30
 1/31/2011                12,999.63                12,283.92                11,387.80
 2/28/2011                13,415.73                12,714.02                11,738.97
 3/31/2011                13,442.93                12,588.63                11,755.69
 4/30/2011                13,946.11                13,123.43                12,207.19
 5/31/2011                13,645.82                12,851.18                11,922.91
 6/30/2011                13,386.54                12,647.88                11,772.41
 7/31/2011                13,083.93                12,418.54                11,555.02
 8/31/2011                12,032.40                11,543.57                10,551.69
 9/30/2011                10,796.59                10,546.55                 9,514.92
10/31/2011                11,921.37                11,637.45                10,534.97
11/30/2011                11,707.95                11,353.31                10,451.36
12/31/2011                11,541.49                11,347.00                10,348.56
 1/31/2012                12,277.88                11,916.43                10,959.30
 2/29/2012                12,887.13                12,498.53                11,400.38
 3/31/2012                12,971.07                12,659.22                11,468.24
 4/30/2012                12,742.64                12,515.46                11,349.49
 5/31/2012                11,604.46                11,435.08                10,297.67
 6/30/2012                12,121.02                12,017.76                10,806.61
 7/31/2012                12,289.89                12,172.25                10,925.37
 8/31/2012                12,505.10                12,480.84                11,196.80
 9/30/2012                12,825.67                12,823.73                11,485.21
10/31/2012                12,815.17                12,737.07                11,366.45
11/30/2012                12,959.79                12,900.17                11,553.07
12/31/2012                13,377.75                13,142.78                11,821.29
 1/31/2013                14,041.31                13,812.26                12,440.75
 2/28/2013                14,011.96                13,835.07                12,543.99
 3/31/2013                14,330.95                14,160.16                12,819.31
 4/30/2013                14,738.80                14,605.01                13,283.90
 5/31/2013                14,833.92                14,610.53                13,283.90
 6/30/2013                14,507.16                14,250.52                13,008.59
 7/31/2013                15,240.35                15,000.75                13,765.70
 8/31/2013                14,921.31                14,681.46                13,301.11
 9/30/2013                15,669.75                15,415.72                14,058.22
10/31/2013                16,217.23                16,019.15                14,763.71
11/30/2013                16,519.94                16,303.83                15,107.85
12/31/2013                16,818.78                16,648.81                15,260.58
 1/31/2014                16,250.02                16,032.17                14,878.20
 2/28/2014                17,043.87                16,834.76                15,573.44
 3/31/2014                17,112.31                16,859.12                15,573.44
 4/30/2014                17,194.93                17,031.88                15,573.44
 5/31/2014                17,542.08                17,366.97                15,886.30
 6/30/2014                17,846.47                17,677.65                16,233.92
 7/31/2014                17,465.13                17,395.31                16,181.78
 8/31/2014                17,864.63                17,778.62                16,616.30
 9/30/2014                17,319.19                17,296.31                16,286.06
10/31/2014                17,435.23                17,408.20                16,459.87
11/30/2014                17,774.55                17,757.07                16,963.92
12/31/2014                17,468.02                17,470.74                16,850.70
 1/31/2015                17,247.28                17,154.17                16,744.83
 2/28/2015                18,199.18                18,159.21                17,697.64
 3/31/2015                18,002.08                17,874.96                17,521.20
 4/30/2015                18,371.45                18,294.17                17,856.45
 5/31/2015                18,475.37                18,357.19                18,068.18
 6/30/2015                18,094.14                17,930.34                17,680.00
 7/31/2015                18,283.31                18,252.19                17,927.03

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

O The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

O The unmanaged MSCI World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA CAPITAL GROWTH FUND

================================================================================

                           o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

Apple, Inc. ............................................................. 2.9%
JPMorgan Chase & Co. .................................................... 1.5%
Toyota Motor Corp. ...................................................... 1.5%
United Therapeutics Corp. ............................................... 1.4%
Intel Corp. ............................................................. 1.3%
Alaska Air Group, Inc. .................................................. 1.3%
CVS Health Corp. ........................................................ 1.3%
Altria Group, Inc. ...................................................... 1.3%
Fuji Heavy Industries Ltd. .............................................. 1.2%
ITV plc ................................................................. 1.1%

                          o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                               20.4%
CONSUMER DISCRETIONARY                                                   13.6%
HEALTH CARE                                                              13.6%
INDUSTRIALS                                                              12.2%
INFORMATION TECHNOLOGY                                                   11.9%
CONSUMER STAPLES                                                         10.1%
ENERGY                                                                    6.6%
MATERIALS                                                                 5.8%
TELECOMMUNICATION SERVICES                                                2.7%
UTILITIES                                                                 2.6%
MONEY MARKET INSTRUMENTS                                                  0.3%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-19.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                              o COUNTRY ALLOCATION* - 7/31/15 o

                              [PIE CHART OF COUNTRY ALLOCATION]

UNITED STATES                                                              57.0%
JAPAN                                                                       9.8%
UNITED KINGDOM                                                              6.3%
CHINA                                                                       3.1%
OTHER**                                                                    23.3%

                                   [END CHART]

 * Excludes money market instruments.

** Includes countries with less than 3% of the portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA CAPITAL GROWTH FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

 DIVIDEND RECEIVED
DEDUCTION (CORPORATE                                 QUALIFIED INTEREST
  SHAREHOLDERS)(1)                                         INCOME
-----------------------------------------------------------------------
      63.98%                                               $1,000
-----------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA CAPITAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Capital Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Capital Growth Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            EQUITY SECURITIES (99.5%)

            COMMON STOCKS (99.1%)

            CONSUMER DISCRETIONARY (13.6%)
            ------------------------------
            APPAREL RETAIL (0.7%)
    73,500  TJX Companies, Inc.                                                     $    5,132
                                                                                    ----------
            AUTOMOBILE MANUFACTURERS (3.5%)
   252,000  Fuji Heavy Industries Ltd.                                                   9,323
   146,600  Mazda Motor Corp.                                                            2,881
    84,403  Tata Motors Ltd. ADR                                                         2,503
   174,600  Toyota Motor Corp.                                                          11,627
                                                                                    ----------
                                                                                        26,334
                                                                                    ----------
            AUTOMOTIVE RETAIL (0.7%)
    23,800  O'Reilly Automotive, Inc.*                                                   5,719
                                                                                    ----------
            BROADCASTING (1.1%)
 1,964,881  ITV plc                                                                      8,613
                                                                                    ----------
            CABLE & SATELLITE (1.9%)
    85,600  Comcast Corp. "A"                                                            5,343
   100,000  Starz "A"*                                                                   4,045
    25,000  Time Warner Cable, Inc.                                                      4,750
                                                                                    ----------
                                                                                        14,138
                                                                                    ----------
            DEPARTMENT STORES (2.3%)
    41,500  Kohl's Corp.                                                                 2,545
   100,200  Macy's, Inc.                                                                 6,920
    61,643  Next plc                                                                     7,691
                                                                                    ----------
                                                                                        17,156
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (2.0%)
    57,900  Home Depot, Inc.                                                             6,776
   116,900  Lowe's Companies, Inc.                                                       8,108
                                                                                    ----------
                                                                                        14,884
                                                                                    ----------
            HOMEBUILDING (0.5%)
   110,200  Bellway plc                                                                  4,149
                                                                                    ----------
            MOVIES & ENTERTAINMENT (0.3%)
    47,000  Viacom, Inc. "B"                                                             2,679
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            RESTAURANTS (0.6%)
    74,100  Brinker International, Inc.                                             $    4,439
                                                                                    ----------
            Total Consumer Discretionary                                               103,243
                                                                                    ----------
            CONSUMER STAPLES (10.1%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.5%)
    84,300  Archer-Daniels-Midland Co.                                                   3,998
                                                                                    ----------
            BREWERS (0.6%)
    58,800  Heineken N.V.                                                                4,633
                                                                                    ----------
            DRUG RETAIL (1.3%)
    90,400  CVS Health Corp.                                                            10,167
                                                                                    ----------
            FOOD RETAIL (1.6%)
   285,171  Koninklijke Ahold N.V.                                                       5,677
   174,370  Kroger Co.                                                                   6,842
                                                                                    ----------
                                                                                        12,519
                                                                                    ----------
            HOUSEHOLD PRODUCTS (1.4%)
    51,900  Kimberly-Clark Corp.                                                         5,967
    49,946  Reckitt Benckiser Group plc                                                  4,796
                                                                                    ----------
                                                                                        10,763
                                                                                    ----------
            HYPERMARKETS & SUPER CENTERS (0.4%)
    42,000  Wal-Mart Stores, Inc.                                                        3,023
                                                                                    ----------
            PACKAGED FOODS & MEAT (0.9%)
   147,100  Tyson Foods, Inc. "A"                                                        6,524
                                                                                    ----------
            SOFT DRINKS (2.1%)
    63,000  Dr. Pepper Snapple Group, Inc.                                               5,054
    34,500  Monster Beverage Corp.*                                                      5,297
    58,100  PepsiCo, Inc.                                                                5,598
                                                                                    ----------
                                                                                        15,949
                                                                                    ----------
            TOBACCO (1.3%)
   174,500  Altria Group, Inc.                                                           9,489
                                                                                    ----------
            Total Consumer Staples                                                      77,065
                                                                                    ----------
            ENERGY (6.6%)
            -------------
            INTEGRATED OIL & GAS (2.1%)
    84,636  Exxon Mobil Corp.                                                            6,704
   613,881  Gazprom OAO ADR                                                              2,855
   231,400  Royal Dutch Shell plc "A"                                                    6,653
                                                                                    ----------
                                                                                        16,212
                                                                                    ----------
            OIL & GAS DRILLING (0.4%)
   200,000  Transocean Ltd.                                                              2,652
                                                                                    ----------

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
    85,753  Cameron International Corp.*                                            $    4,327
   343,000  Subsea 7 S.A*                                                                3,004
                                                                                    ----------
                                                                                         7,331
                                                                                    ----------
            OIL & GAS REFINING & MARKETING (3.1%)
    77,600  Marathon Petroleum Corp.                                                     4,242
   215,883  Neste Oil Oyj                                                                6,001
    77,630  Phillips 66                                                                  6,172
   113,900  Valero Energy Corp.                                                          7,472
                                                                                    ----------
                                                                                        23,887
                                                                                    ----------
            Total Energy                                                                50,082
                                                                                    ----------
            FINANCIALS (20.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
 1,623,000  Man Group plc                                                                4,129
                                                                                    ----------
            DIVERSIFIED BANKS (9.0%)
 6,260,000  Agricultural Bank of China Ltd. "H"                                          2,826
   314,900  Bank of America Corp.                                                        5,630
 1,627,000  BOC Hong Kong Holdings Ltd.                                                  6,548
 5,021,000  China Construction Bank Corp. "H"                                            4,093
 1,799,400  China Merchants Bank Co. Ltd. "H"                                            4,654
 6,758,000  Industrial & Commercial Bank of China Ltd. "H"                               4,655
   170,400  JPMorgan Chase & Co.                                                        11,678
   134,200  National Bank of Canada                                                      4,693
   422,000  Oversea-Chinese Banking Corp. Ltd.                                           3,165
    92,000  Royal Bank of Canada                                                         5,365
   120,000  Societe Generale                                                             5,904
    89,300  Sumitomo Mitsui Financial Group, Inc.                                        3,995
   315,000  United Overseas Bank Ltd.                                                    5,098
                                                                                    ----------
                                                                                        68,304
                                                                                    ----------
            LIFE & HEALTH INSURANCE (2.2%)
   357,600  Dai-Ichi Life Insurance                                                      7,277
 1,200,000  Legal & General Group plc                                                    4,886
    79,000  Lincoln National Corp.                                                       4,449
                                                                                    ----------
                                                                                        16,612
                                                                                    ----------
            MULTI-LINE INSURANCE (2.0%)
    97,650  Ageas                                                                        4,021
    36,300  Allianz SE                                                                   5,944
    84,500  American International Group, Inc.                                           5,418
                                                                                    ----------
                                                                                        15,383
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   325,700  ORIX Corp.                                                              $    4,870
    87,200  Voya Financial, Inc.                                                         4,094
                                                                                    ----------
                                                                                         8,964
                                                                                    ----------
            PROPERTY & CASUALTY INSURANCE (1.8%)
    79,800  Allied World Assurance Co.                                                   3,372
    78,000  Allstate Corp.                                                               5,378
   113,300  Tokio Marine Holdings, Inc.                                                  4,722
                                                                                    ----------
                                                                                        13,472
                                                                                    ----------
            REAL ESTATE DEVELOPMENT (0.9%)
   576,000  China Overseas Land & Investment Ltd.                                        1,813
 5,527,000  Country Garden Holdings Co. Ltd.                                             2,160
 1,512,000  Shimao Property Holdings Ltd.                                                2,715
                                                                                    ----------
                                                                                         6,688
                                                                                    ----------
            REINSURANCE (2.2%)
    50,705  Hannover Rueck SE                                                            5,378
    21,724  Muenchener Rueckversicherungs-Gesellschaft AG                                3,991
    33,193  PartnerRe Ltd.                                                               4,513
    27,100  RenaissanceRe Holdings Ltd.                                                  2,908
                                                                                    ----------
                                                                                        16,790
                                                                                    ----------
            REITs - RETAIL (0.4%)
   175,338  CBL & Associates Properties, Inc.                                            2,865
                                                                                    ----------
            Total Financials                                                           153,207
                                                                                    ----------
            HEALTH CARE (13.6%)
            -------------------
            BIOTECHNOLOGY (4.6%)
    57,635  Actelion Ltd.                                                                8,523
    35,500  Amgen, Inc.                                                                  6,269
    12,800  Biogen, Inc.*                                                                4,081
    48,667  Gilead Sciences, Inc.                                                        5,736
    60,800  United Therapeutics Corp.*                                                  10,297
                                                                                    ----------
                                                                                        34,906
                                                                                    ----------
            HEALTH CARE DISTRIBUTORS (1.9%)
    82,450  Cardinal Health, Inc.                                                        7,007
    33,300  McKesson Corp.                                                               7,345
                                                                                    ----------
                                                                                        14,352
                                                                                    ----------
            HEALTH CARE EQUIPMENT (1.1%)
    28,109  Edwards Lifesciences Corp.*                                                  4,277
    30,713  Teleflex, Inc.                                                               4,115
                                                                                    ----------
                                                                                         8,392
                                                                                    ----------

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            HEALTH CARE SUPPLIES (0.6%)
   100,000  HOYA Corp.                                                              $    4,234
                                                                                    ----------
            MANAGED HEALTH CARE (0.8%)
    54,100  Aetna, Inc.                                                                  6,112
                                                                                    ----------
            PHARMACEUTICALS (4.6%)
    99,300  AbbVie, Inc.                                                                 6,952
   125,165  Novo Nordisk A/S "B"                                                         7,339
   134,756  Pfizer, Inc.                                                                 4,859
    87,701  Shire plc                                                                    7,779
   120,700  Teva Pharmaceutical Industries Ltd. ADR                                      8,331
                                                                                    ----------
                                                                                        35,260
                                                                                    ----------
            Total Health Care                                                          103,256
                                                                                    ----------
            INDUSTRIALS (12.2%)
            -------------------
            AEROSPACE & DEFENSE (4.4%)
    56,500  Boeing Co.                                                                   8,146
   495,843  Cobham plc                                                                   2,023
    35,500  Huntington Ingalls Industries, Inc.                                          4,168
    29,400  Lockheed Martin Corp.                                                        6,089
    39,797  Northrop Grumman Corp.                                                       6,885
    54,900  Raytheon Co.                                                                 5,989
                                                                                    ----------
                                                                                        33,300
                                                                                    ----------
            AIRLINES (2.3%)
   134,600  Alaska Air Group, Inc.                                                      10,196
    99,000  Delta Air Lines, Inc.                                                        4,389
   999,136  Turk Hava Yollari AO*                                                        3,256
                                                                                    ----------
                                                                                        17,841
                                                                                    ----------
            HEAVY ELECTRICAL EQUIPMENT (1.2%)
   429,000  Mitsubishi Electric Corp.                                                    4,616
    78,000  Vestas Wind Systems A/S                                                      4,258
                                                                                    ----------
                                                                                         8,874
                                                                                    ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    49,800  Adecco S.A.                                                                  4,157
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
 2,000,000  CITIC Ltd.                                                                   3,581
                                                                                    ----------
            INDUSTRIAL MACHINERY (1.0%)
    48,800  Illinois Tool Works, Inc.                                                    4,366
    56,600  Lincoln Electric Holdings, Inc.                                              3,427
                                                                                    ----------
                                                                                         7,793
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            RAILROADS (2.2%)
    85,200  Canadian Natlional Railway Co.                                          $    5,315
    36,700  Central Japan Railway Co.                                                    6,432
    74,300  West Japan Railway Co.                                                       5,341
                                                                                    ----------
                                                                                        17,088
                                                                                    ----------
            Total Industrials                                                           92,634
                                                                                    ----------
            INFORMATION TECHNOLOGY (11.9%)
            ------------------------------
            APPLICATION SOFTWARE (0.7%)
   117,300  Aspen Technology, Inc.*                                                      5,206
                                                                                    ----------
            COMMUNICATIONS EQUIPMENT (1.5%)
   565,000  Brocade Communications Systems, Inc.                                         5,797
   203,800  Juniper Networks, Inc.                                                       5,792
                                                                                    ----------
                                                                                        11,589
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    64,480  Computer Sciences Corp.                                                      4,219
                                                                                    ----------
            INTERNET SOFTWARE & SERVICES (0.4%)
    47,100  VeriSign, Inc.*                                                              3,341
                                                                                    ----------
            IT CONSULTING & OTHER SERVICES (0.4%)
    67,400  Leidos Holdings, Inc.                                                        2,750
                                                                                    ----------
            SEMICONDUCTORS (3.6%)
   353,000  Intel Corp.                                                                 10,219
   186,600  Micron Technology, Inc.*                                                     3,454
   155,000  NVIDIA Corp.                                                                 3,092
    56,500  NXP Semiconductors N.V.*                                                     5,480
   106,800  Texas Instruments, Inc.                                                      5,338
                                                                                    ----------
                                                                                        27,583
                                                                                    ----------
            SYSTEMS SOFTWARE (0.6%)
   195,800  Symantec Corp.                                                               4,453
                                                                                    ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.2%)
   179,757  Apple, Inc.                                                                 21,804
   139,546  Hewlett-Packard Co.                                                          4,259
     5,511  Samsung Electronics Co. Ltd.                                                 5,581
                                                                                    ----------
                                                                                        31,644
                                                                                    ----------
            Total Information Technology                                                90,785
                                                                                    ----------

================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            MATERIALS (5.8%)
            ----------------
            COMMODITY CHEMICALS (1.0%)
   564,000  Asahi Kasei Corp.                                                       $    4,288
    33,700  LyondellBasell Industries N.V. "A"                                           3,162
                                                                                    ----------
                                                                                         7,450
                                                                                    ----------
            DIVERSIFIED CHEMICALS (0.5%)
    80,700  Dow Chemical Co.                                                             3,798
                                                                                    ----------
            DIVERSIFIED METALS & MINING (0.4%)
    78,500  Rio Tinto plc                                                                3,048
                                                                                    ----------
            PAPER PACKAGING (1.4%)
    71,280  Avery Dennison Corp.                                                         4,338
    93,800  Packaging Corp. of America                                                   6,640
                                                                                    ----------
                                                                                        10,978
                                                                                    ----------
            PAPER PRODUCTS (2.1%)
   118,400  International Paper Co.                                                      5,668
   282,141  Mondi plc                                                                    6,785
   173,000  UPM-Kymmene Oyj                                                              3,192
                                                                                    ----------
                                                                                        15,645
                                                                                    ----------
            SPECIALTY CHEMICALS (0.4%)
    66,500  Novozymes A/S "B"                                                            3,471
                                                                                    ----------
            Total Materials                                                             44,390
                                                                                    ----------
            TELECOMMUNICATION SERVICES (2.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
   912,050  BT Group plc                                                                 6,615
   224,662  Hellenic Telecommunications Organization (OTE S.A.)(a)                       1,665
   117,600  Nippon Telegraph & Telephone Corp.                                           4,520
   866,700  Telstra Corp. Ltd.                                                           4,112
                                                                                    ----------
                                                                                        16,912
                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   183,300  America Movil S.A.B. de C.V. ADR "L"                                         3,552
                                                                                    ----------
            Total Telecommunication Services                                            20,464
                                                                                    ----------
            UTILITIES (2.4%)
            ----------------
            ELECTRIC UTILITIES (1.1%)
    59,600  Entergy Corp.                                                                4,233
 1,347,600  Tenaga Nasional Berhad                                                       4,299
                                                                                    ----------
                                                                                         8,532
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            GAS UTILITIES (0.8%)
   135,310  Enagas S.A.                                                               $  3,802
    96,520  Gas Natural SDG S.A.                                                         2,097
                                                                                      --------
                                                                                         5,899
                                                                                      --------
            MULTI-UTILITIES (0.5%)
    81,500  WEC Energy Group, Inc.                                                       3,993
                                                                                      --------
            Total Utilities                                                             18,424
                                                                                      --------
            Total Common Stocks (cost: $577,669)                                       753,550
                                                                                      --------

            PREFERRED STOCKS (0.4%)

            FINANCIALS (0.2%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
   651,258  Itausa - Investimentos Itau S.A.                                             1,597
                                                                                      --------
            Total Financials                                                             1,597
                                                                                      --------
            UTILITIES (0.2%)
            ----------------
            RENEWABLE ELECTRICITY (0.2%)
   246,800  Companhia Energetica de Sao Paulo "B"                                        1,379
                                                                                      --------
            Total Utilities                                                              1,379
                                                                                      --------
            Total Preferred Stocks (cost: $5,440)                                        2,976
                                                                                      --------
            Total Equity Securities (cost: $583,109)                                   756,526
                                                                                      --------

            MONEY MARKET INSTRUMENTS (0.3%)

            MONEY MARKET FUNDS (0.3%)
 2,423,818  State Street Institutional Liquid Reserves Fund Premier Class, 0.11%(b)
              (cost: $2,424)                                                             2,424
                                                                                      --------

            TOTAL INVESTMENTS (COST: $585,533)                                        $758,950
                                                                                      ========

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS            INPUTS        TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $751,885                   $-            $1,665     $753,550
  Preferred Stocks                           2,976                    -                 -        2,976

Money Market Instruments:
  Money Market Funds                         2,424                    -                 -        2,424
------------------------------------------------------------------------------------------------------
Total                                     $757,285                   $-            $1,665     $758,950
------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------
                                                                                             COMMON
                                                                                             STOCKS
---------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                                 $     -
Purchases                                                                                         -
Sales                                                                                             -
Transfers into Level 3                                                                        3,074
Transfers out of Level 3                                                                          -
Net realized gain (loss) on investments                                                           -
Change in net unrealized appreciation/(depreciation) of investments                          (1,409)
---------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                                 $ 1,665
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, common stocks with a fair value of $202,493,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. Common stocks with a fair value of $3,074,000 were transferred from Level 2 to Level 3 as a result of the Athens stock exchange closure. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 42.6% of net assets at July 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Security was fair valued at July 31, 2015, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $1,665,000, which represented 0.2% of the Fund's net assets.

    (b) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $585,533)                     $ 758,950
  Cash                                                                                     30
  Cash denominated in foreign currencies (identified cost of $957)                        957
  Receivables:
       Capital shares sold                                                                544
       USAA Transfer Agency Company (Note 5E)                                               5
       Dividends and interest                                                           1,140
                                                                                    ---------
          Total assets                                                                761,626
                                                                                    ---------
LIABILITIES
  Payables:
       Capital shares redeemed                                                            240
  Accrued management fees                                                                 505
  Accrued transfer agent's fees                                                            23
  Other accrued expenses and payables                                                      94
                                                                                    ---------
          Total liabilities                                                               862
                                                                                    ---------
              Net assets applicable to capital shares outstanding                   $ 760,764
                                                                                    =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $ 683,457
  Accumulated undistributed net investment income                                       4,857
  Accumulated net realized loss on investments                                       (100,915)
  Net unrealized appreciation of investments                                          173,417
  Net unrealized depreciation of foreign currency translations                            (52)
                                                                                    ---------
              Net assets applicable to capital shares outstanding                   $ 760,764
                                                                                    =========
  Capital shares outstanding, unlimited number of shares
       authorized, no par value                                                        74,892
                                                                                    =========
  Net asset value, redemption price, and offering price per share                   $   10.16
                                                                                    =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $760)                         $16,066
   Interest                                                                        3
                                                                             -------
       Total income                                                           16,069
                                                                             -------
EXPENSES
   Management fees                                                             5,769
   Administration and servicing fees                                           1,102
   Transfer agent's fees                                                       1,689
   Custody and accounting fees                                                   180
   Postage                                                                       101
   Shareholder reporting fees                                                     45
   Trustees' fees                                                                 26
   Registration fees                                                              30
   Professional fees                                                              99
   Other                                                                          15
                                                                             -------
           Total expenses                                                      9,056
                                                                             -------
NET INVESTMENT INCOME                                                          7,013
                                                                             -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                            59,348
       Foreign currency transactions                                            (168)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                             8,188
       Foreign currency translations                                             (46)
                                                                             -------
           Net realized and unrealized gain                                   67,322
                                                                             -------
   Increase in net assets resulting from operations                          $74,335
                                                                             =======

See accompanying notes to financial statements.

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-------------------------------------------------------------------------------------------
                                                                        2015           2014
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $   7,013      $   9,607
   Net realized gain on investments                                   59,348         49,567
   Net realized gain (loss) on foreign currency transactions            (168)            21
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                      8,188         50,815
      Foreign currency translations                                      (46)            (3)
                                                                   ------------------------
      Increase in net assets resulting from operations                74,335        110,007
                                                                   ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (10,941)        (6,899)
                                                                   ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          84,759         71,030
   Reinvested dividends                                               10,856          6,855
   Cost of shares redeemed                                          (105,168)      (117,002)
                                                                   ------------------------
      Decrease in net assets from capital share transactions          (9,553)       (39,117)
                                                                   ------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 5E)                                                    5              -
                                                                   ------------------------
   Net increase in net assets                                         53,846         63,991

NET ASSETS
   Beginning of year                                                 706,918        642,927
                                                                   ------------------------
   End of year                                                     $ 760,764      $ 706,918
                                                                   ========================
Accumulated undistributed net investment income:
   End of year                                                     $   4,857      $   7,203
                                                                   ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         8,624          8,146
   Shares issued for dividends reinvested                              1,122            786
   Shares redeemed                                                   (10,764)       (13,421)
                                                                   ------------------------
      Decrease in shares outstanding                                  (1,018)        (4,489)
                                                                   ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

    Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by a last sales price adjusted for movement in an ETF that is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    representative of the local market. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $4,000, which represents 1.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, partnership basis, passive foreign investment corporation, and additional adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase accumulated undistributed net investment income and accumulated net

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

realized loss on investments by $1,582,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                          2015                         2014
                                       -----------------------------------------
Ordinary income*                       $10,941,000                    $6,899,000

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                    $    5,045,000
Accumulated capital and other losses                                (100,910,000)
Unrealized appreciation of investments                               173,173,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on partnership basis and passive foreign investment corporation adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended July 31, 2015, the Fund utilized pre-enactment capital loss carryforwards of $59,936,000, to offset capital gains. At July 31, 2015, the Fund had pre-enactment capital loss carryforwards of $98,365,000 and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2015, the Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

deferred to August 1, 2015, post October capital losses of $2,545,000. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $277,224,000 and $301,592,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $585,725,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $204,633,000 and $31,408,000, respectively, resulting in net unrealized appreciation of $173,225,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed,

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

    terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated monthly by comparing the Fund's performance over the performance period to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE
   RELATIVE TO INDEX                                    ANNUAL ADJUSTMENT RATE
   (IN BASIS POINTS)(1)                                 (IN BASIS POINTS)(1)
   ----------------------------------------------------------------------------
   +/- 100 to 400                                       +/- 4
   +/- 401 to 700                                       +/- 5
   +/- 701 and greater                                  +/- 6

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $5,769,000, which included a 0.04% performance adjustment of $260,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with QS Batterymarch, under which QS Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays QS Batterymarch a subadvisory fee in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million of the Fund's average net assets that QS Batterymarch manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to QS Batterymarch, of $1,549,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,102,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $21,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Fund to 1.30% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement. For the year ended July 31, 2015, the Fund did not incur reimbursable expenses.

================================================================================

34  | USAA CAPITAL GROWTH FUND

================================================================================

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended July 31, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,689,000. Additionally, the Fund recorded a capital contribution and a receivable from SAS of $5,000 at July 31, 2015, for adjustments related to corrections to certain shareholder transactions.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED JULY 31,
                                -----------------------------------------------------------------
                                    2015            2014          2013         2012          2011
                                -----------------------------------------------------------------
Net asset value at
 beginning of period            $   9.31        $   8.00      $   6.44     $   6.91      $   5.90
                                -----------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income               .12             .12           .10          .10           .08
 Net realized and
  unrealized gain (loss)             .88            1.28          1.56         (.48)          .99
                                -----------------------------------------------------------------
Total from investment
 operations                         1.00            1.40          1.66         (.38)         1.07
                                -----------------------------------------------------------------
Less distributions from:
 Net investment income              (.15)           (.09)         (.10)        (.09)         (.06)
                                -----------------------------------------------------------------
Net asset value at
 end of period                  $  10.16        $   9.31      $   8.00     $   6.44      $   6.91
                                =================================================================
Total return (%)*                  10.79           17.55         26.00        (5.45)        18.23
Net assets at
 end of period (000)            $760,764        $706,918      $642,927     $568,904      $683,864
Ratios to average
 net assets:**
 Expenses (%)(b)                    1.23(a)         1.28          1.30         1.30          1.30
 Expenses, excluding
  reimbursements (%)(b)             1.23            1.28          1.34         1.38          1.34
 Net investment income (%)           .95            1.41          1.40         1.43          1.31
Portfolio turnover (%)                38              36(c)         83          100           113(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $734,817,000.
(a) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the
    Fund to 1.30% of the Fund's average net assets.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                       -               -          (.00%)(+)    (.00%)(+)     (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Reflects overall decrease in purchases and sales of securities.

================================================================================

36  | USAA CAPITAL GROWTH FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                            BEGINNING              ENDING            DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE       FEBRUARY 1, 2015 -
                                         FEBRUARY 1, 2015       JULY 31, 2015         JULY 31, 2015
                                         -------------------------------------------------------------
Actual                                      $1,000.00            $1,070.60                 $6.21

Hypothetical
 (5% return before expenses)                 1,000.00             1,018.79                  6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 7.06% for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

38  | USAA CAPITAL GROWTH FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

40  | USAA CAPITAL GROWTH FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 5% of its performance universe for the one-year period ended December 31, 2014, was in the top 15% of its performance universe for the three-year period ended December 31, 2014, and was in the top 30% of its performance universe for the five-year period ended December 31, 2014.

================================================================================

42  | USAA CAPITAL GROWTH FUND

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fact that the Manager pays the subadvisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with

================================================================================

44  | USAA CAPITAL GROWTH FUND

================================================================================

underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five- year periods ended December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, it determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

46  | USAA CAPITAL GROWTH FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

48  | USAA CAPITAL GROWTH FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds.
Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

50  | USAA CAPITAL GROWTH FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee.
  (3)  Member of Audit and Compliance Committee.
  (4)  Member of Product Management and Distribution Committee.
  (5)  Member of Corporate Governance Committee.
  (6)  Member of Investments Committee.
  (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
  (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
  (+)  Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

52  | USAA CAPITAL GROWTH FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13).
Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. De VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

54  | USAA CAPITAL GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

   =============================================================================
   36844-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

 ==============================================================

       ANNUAL REPORT
       USAA FIRST START GROWTH FUND
       JULY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Distributions to Shareholders                                           11

    Report of Independent Registered
      Public Accounting Firm                                                12

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       32

    Financial Statements                                                    36

    Notes to Financial Statements                                           39

EXPENSE EXAMPLE                                                             56

ADVISORY AGREEMENT(S)                                                       58

TRUSTEES' AND OFFICERS' INFORMATION                                         66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.
209366-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA FIRST START GROWTH FUND (THE FUND), SEEKS LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities when we believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, we generally will invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on our view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund at times may implement an index option-based strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company           Quantitative Management Associates LLC

    ARNOLD J. ESPE, CFA                     PETER XU, Ph.D.
    WASIF A. LATIF                          DANIEL CARLUCCI, CFA
                                            STACIE L. MINTZ, CFA

--------------------------------------------------------------------------------

o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    The markets produced a mixed performance during the reporting period, with a strong advance for U.S. equity securities, modest gains for bonds, and negative returns for the international markets.

    The U.S. stock market delivered strong returns, with double-digit gains for both large- and small-cap stocks. Investors responded favorably to the backdrop of gradually improving economic growth, highlighted by strength in both housing prices and the jobs market. Importantly, the modest level of growth was accompanied by low inflation, which provided the Federal Reserve (the Fed) with the latitude to maintain its accommodative interest rate policy. U.S. equity securities also were aided by a surge in merger and acquisition activity. These factors, together with the low yields on bonds and a lack of negative headlines, made U.S. stocks an attractive investment for global investors.

    International equity securities experienced much weaker performance, with the developed markets finishing slightly lower and emerging market stocks suffering a double-digit decline. In the developed markets, the primary driver of the negative return was the decline in foreign currencies relative to the U.S. dollar (which reduces returns for U.S. dollar-based investments). This obscured the fact that performance

================================================================================

2  | USAA FIRST START GROWTH FUND

================================================================================

    was otherwise positive when measured in local currency terms, as investors reacted favorably to improving growth in Europe and rising corporate earnings in Japan. Still, the markets remained on edge in the final months of the reporting period due to the continued headlines associated with the Greek debt crisis. In the emerging markets, attractive valuations weren't sufficient to support performance, as falling commodity prices and concerns about growth in key markets such as China and Brazil weighed heavily on the asset class.

    Contrary to consensus expectations, the domestic investment-grade bond market finished the reporting period with a positive return. Although investors continue to focus on the prospect of the Fed raising interest rates, it appears that the Fed will likely take a gradual approach once it does begin to shift its interest rate policy. Bonds also were boosted by the backdrop of low inflation, periodic "flights to quality" driven by negative headlines overseas, and the weaker-than-expected economic growth of the first quarter 2015.

o HOW DID THE USAA FIRST START GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the reporting period ended July 31, 2015, the Fund had a total return of 3.95%. This compares to a total return of 11.28% for the Russell 3000(R) Index (the Index), 2.82% for the Barclays U.S. Aggregate Bond Index, and 1.42% for the Lipper Flexible Portfolio Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser. As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Quantitative Management Associates LLC (QMA) is a subadviser to the Fund. The investment adviser and subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o   PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE.

    The Fund's broad-based asset allocation, while a core aspect of our diversified, long-term approach, hindered performance during the reporting period. The Fund holds substantial positions in developed and emerging market international equity securities, which detracted from performance given that the Fund's equity Index is invested entirely in U.S. securities. Still, we believe an emphasis on undervalued asset classes - rather than attempting to chase short-term performance trends - provides the basis for longer-term outperformance.

    The Fund's overweight position in non-U.S. equity securities reflects our view that the overseas markets offer a better combination of fundamentals and valuations, which provides a favorable starting point for longer-term total returns. We believe the European markets are likely to benefit from improving gross domestic product growth, the benefits of a weaker currency, and the European Central Bank's (ECB) large-scale monetary stimulus program
    - all of which could help increase performance once the crisis in Greece begins to recede from the headlines. Despite these potential positives, valuations in Europe remain below those of the United States even though earnings growth is expected to be much higher over the next two years. Japanese stocks also represent a potentially attractive long-term investment opportunity due to the combination of monetary easing and an improving corporate earnings outlook. We are also encouraged by the emerging markets' long-term outlook due to their relatively inexpensive valuations and potential for stronger growth relative to the developed economies.

    The Fund's U.S. equity allocation performed well during the reporting period, exceeding the gain of the broader U.S. market on the strength of favorable stock selection. We continue to emphasize an allocation to larger companies, as we believe they offer attractive valuations relative to small companies.

    The Fund's investment-grade bond portfolio - which had delivered a long streak of outperformance coming into the reporting period - modestly trailed the fixed-income benchmark due in part to its exposure to the lagging corporate bond market. Specifically, a handful of positions

================================================================================

4  | USAA FIRST START GROWTH FUND

================================================================================

    in certain energy-related corporate bonds detracted from performance during the second half of 2014. In terms of positioning the Fund's bond portfolio, we continue to see compelling opportunities in the credit-sensitive segments of the bond market. However, we also believed an increase in interest-rate exposure was appropriate given the backdrop of slowing global growth. Therefore, we added 30-year U.S. Treasuries to the Fund's portfolio in mid-September, and continued to build that position throughout the reporting period as opportunity arose. We believe this may help provide stability to the Fund as a whole if volatility in higher-risk assets spurs a "flight to quality" into bonds.

    Even though U.S. equity securities have outperformed other asset classes in recent years, we think it makes sense for investors to be globally diversified. The main reason is asset-class rotation: History shows that today's best performers may often fall to the middle or even bottom of the pack tomorrow and are then replaced at the top by previous underachievers. Currently, we see the potential for this type of change in leadership. We believe U.S. large-cap stocks are fairly valued to slightly overvalued, while small-cap stocks are expensive compared to historical levels. In our view, this helps make the case for an allocation to the international markets, where valuations are more attractive. In addition, a meaningful allocation to bonds can help stabilize overall portfolio performance during times when stocks experience heightened volatility. With this as a background, we believe the Fund will be well served by our continued emphasis on diversification and our preference for market segments where we see the most attractive valuations.

    Thank you for your continued investment in the Fund.

Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA FIRST START GROWTH FUND (THE FUND)
(Ticker Symbol: UFSGX)

--------------------------------------------------------------------------------

                                             7/31/15                7/31/14
--------------------------------------------------------------------------------
Net Assets                                $378.4 Million         $341.0 Million
Net Asset Value Per Share                    $13.29                 $13.72

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                        5 YEARS                        10 YEARS
     3.95%                          9.98%                          5.59%

--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT       1.84%           AFTER REIMBURSEMENT    1.48%

             (includes acquired fund fees and expenses of 0.10%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.38% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA FIRST START GROWTH FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                 LIPPER FLEXIBLE
                         RUSSELL 3000            PORTFOLIO FUNDS         USAA FIRST START      BARCLAYS U.S. AGGREGATE
                            INDEX                    INDEX                  GROWTH FUND               BOND INDEX
 7/31/2005               $10,000.00               $10,000.00               $10,000.00               $10,000.00
 8/31/2005                 9,904.67                 9,999.60                 9,839.84                10,128.20
 9/30/2005                 9,991.32                10,144.72                10,090.09                10,023.86
10/31/2005                 9,804.20                10,006.21                10,060.06                 9,944.54
11/30/2005                10,185.58                10,246.30                10,540.54                 9,988.52
12/31/2005                10,194.72                10,342.23                10,630.63                10,083.48
 1/31/2006                10,535.34                10,676.46                10,840.84                10,084.05
 2/28/2006                10,554.07                10,630.80                10,700.70                10,117.53
 3/31/2006                10,736.50                10,799.95                10,620.62                10,018.24
 4/30/2006                10,852.99                10,921.52                10,450.45                10,000.08
 5/31/2006                10,505.51                10,671.17                 9,869.87                 9,989.41
 6/30/2006                10,524.10                10,659.95                 9,779.78                10,010.59
 7/31/2006                10,514.25                10,695.38                 9,629.63                10,145.95
 8/31/2006                10,771.46                10,884.10                 9,749.75                10,301.27
 9/30/2006                11,012.58                11,004.04                10,040.04                10,391.76
10/31/2006                11,409.00                11,294.55                10,250.25                10,460.50
11/30/2006                11,657.24                11,547.16                10,420.42                10,581.85
12/31/2006                11,796.85                11,663.03                10,526.99                10,520.44
 1/31/2007                12,021.39                11,801.54                10,668.56                10,516.12
 2/28/2007                11,824.19                11,755.45                10,557.32                10,678.28
 3/31/2007                11,947.26                11,865.82                10,638.22                10,678.61
 4/30/2007                12,424.51                12,235.97                10,971.93                10,736.19
 5/31/2007                12,877.29                12,511.31                11,184.29                10,654.83
 6/30/2007                12,636.12                12,454.56                11,042.72                10,623.31
 7/31/2007                12,205.19                12,328.51                10,820.25                10,711.92
 8/31/2007                12,380.39                12,320.14                10,880.92                10,843.21
 9/30/2007                12,831.74                12,805.75                11,184.29                10,925.47
10/31/2007                13,067.13                13,146.64                11,356.20                11,023.61
11/30/2007                12,478.87                12,835.43                11,012.38                11,221.85
12/31/2007                12,403.35                12,779.18                10,956.81                11,253.37
 1/31/2008                11,651.57                12,363.82                10,422.33                11,442.41
 2/29/2008                11,289.67                12,285.65                10,288.71                11,458.29
 3/31/2008                11,222.78                12,122.24                10,165.37                11,497.38
 4/30/2008                11,784.02                12,559.66                10,370.94                11,473.36
 5/31/2008                12,025.44                12,758.59                10,555.95                11,389.22
 6/30/2008                11,033.09                12,185.46                10,042.03                11,380.02
 7/31/2008                10,945.09                11,955.02                 9,928.96                11,370.74
 8/31/2008                11,115.08                11,914.16                 9,980.36                11,478.65
 9/30/2008                10,070.00                10,797.96                 9,250.59                11,324.48
10/31/2008                 8,283.98                 9,137.45                 7,945.23                11,057.17
11/30/2008                 7,630.05                 8,622.71                 7,400.47                11,417.08
12/31/2008                 7,776.02                 8,943.03                 7,569.72                11,843.04
 1/31/2009                 7,123.45                 8,563.51                 7,122.57                11,738.55
 2/28/2009                 6,377.23                 7,985.83                 6,643.47                11,694.24
 3/31/2009                 6,935.84                 8,514.95                 7,005.46                11,856.80
 4/30/2009                 7,665.72                 9,196.88                 7,697.48                11,913.49
 5/31/2009                 8,074.74                 9,782.54                 8,325.63                11,999.91
 6/30/2009                 8,102.25                 9,621.98                 8,538.56                12,068.16
 7/31/2009                 8,732.90                10,405.06                 8,996.37                12,262.81
 8/31/2009                 9,044.94                10,658.57                 9,347.70                12,389.79
 9/30/2009                 9,423.89                11,110.51                 9,826.80                12,519.94
10/31/2009                 9,181.51                10,937.14                 9,848.09                12,581.75
11/30/2009                 9,703.24                11,403.69                10,082.32                12,744.65
12/31/2009                 9,979.75                11,551.49                10,342.80                12,545.43
 1/31/2010                 9,620.01                11,249.53                10,287.79                12,737.07
 2/28/2010                 9,946.14                11,444.37                10,474.84                12,784.63
 3/31/2010                10,573.02                12,003.04                10,892.95                12,768.92
 4/30/2010                10,801.19                12,185.83                10,980.98                12,901.84
 5/31/2010                 9,947.93                11,485.03                10,529.86                13,010.40
 6/30/2010                 9,376.04                11,111.25                10,188.76                13,214.42
 7/31/2010                10,026.95                11,708.21                10,705.90                13,355.41
 8/31/2010                 9,554.95                11,429.63                10,408.82                13,527.26
 9/30/2010                10,457.10                12,156.14                11,190.03                13,541.67
10/31/2010                10,865.73                12,556.76                11,509.12                13,589.89
11/30/2010                10,928.46                12,547.03                11,454.11                13,511.78
12/31/2010                11,669.29                13,042.83                11,974.29                13,366.08
 1/31/2011                11,924.17                13,315.33                12,132.00                13,381.63
 2/28/2011                12,358.30                13,584.16                12,514.99                13,415.11
 3/31/2011                12,414.05                13,645.91                12,695.23                13,422.52
 4/30/2011                12,783.54                14,032.97                13,066.96                13,592.90
 5/31/2011                12,637.68                13,911.27                12,931.78                13,770.29
 6/30/2011                12,410.72                13,708.66                12,762.82                13,729.98
 7/31/2011                12,126.52                13,598.14                12,560.05                13,947.84
 8/31/2011                11,398.99                13,002.98                11,794.06                14,151.62
 9/30/2011                10,514.48                12,129.85                11,028.06                14,254.57
10/31/2011                11,724.62                13,137.61                11,872.91                14,269.88
11/30/2011                11,692.93                12,936.68                11,760.26                14,257.50
12/31/2011                11,789.04                12,891.92                11,704.16                14,414.20
 1/31/2012                12,383.94                13,486.11                12,257.66                14,540.77
 2/29/2012                12,907.82                13,910.72                12,672.78                14,537.43
 3/31/2012                13,305.99                14,039.17                12,822.69                14,457.78
 4/30/2012                13,218.72                14,005.41                12,741.97                14,618.06
 5/31/2012                12,401.55                13,259.75                12,038.57                14,750.33
 6/30/2012                12,887.26                13,632.83                12,419.10                14,756.11
 7/31/2012                13,014.91                13,800.24                12,534.41                14,959.64
 8/31/2012                13,339.74                14,084.11                12,799.63                14,969.42
 9/30/2012                13,690.04                14,389.45                13,110.97                14,990.02
10/31/2012                13,453.90                14,290.17                13,122.50                15,019.51
11/30/2012                13,558.09                14,415.35                13,226.28                15,043.21
12/31/2012                13,724.25                14,611.92                13,448.24                15,021.79
 1/31/2013                14,477.30                15,060.78                13,918.87                14,916.72
 2/28/2013                14,669.16                15,076.16                13,977.69                14,991.49
 3/31/2013                15,244.00                15,327.56                14,271.84                15,003.46
 4/30/2013                15,493.52                15,539.18                14,565.98                15,155.28
 5/31/2013                15,859.02                15,532.33                14,577.75                14,884.88
 6/30/2013                15,653.33                15,175.42                14,248.31                14,654.63
 7/31/2013                16,511.26                15,729.44                14,777.76                14,674.67
 8/31/2013                16,050.33                15,479.23                14,436.56                14,599.65
 9/30/2013                16,647.02                16,023.14                14,871.89                14,737.87
10/31/2013                17,354.15                16,475.63                15,318.99                14,857.02
11/30/2013                17,857.78                16,632.38                15,589.60                14,801.40
12/31/2013                18,328.92                16,883.41                15,813.34                14,717.75
 1/31/2014                17,749.84                16,599.34                15,390.52                14,935.21
 2/28/2014                18,591.82                17,228.09                15,982.46                15,014.62
 3/31/2014                18,690.50                17,212.36                16,115.35                14,989.05
 4/30/2014                18,713.18                17,238.63                16,272.39                15,115.53
 5/31/2014                19,121.52                17,582.67                16,586.49                15,287.63
 6/30/2014                19,601.13                17,895.32                16,791.85                15,295.53
 7/31/2014                19,214.45                17,631.43                16,574.41                15,257.17
 8/31/2014                20,020.58                17,993.17                16,960.98                15,425.60
 9/30/2014                19,603.26                17,566.35                16,622.73                15,320.86
10/31/2014                20,142.61                17,674.21                16,840.18                15,471.45
11/30/2014                20,630.75                17,831.07                17,069.71                15,581.21
12/31/2014                20,630.51                17,611.88                16,904.69                15,595.82
 1/31/2015                20,056.33                17,592.53                16,762.09                15,922.82
 2/28/2015                21,217.61                18,078.33                17,384.35                15,773.13
 3/31/2015                21,001.92                17,871.91                17,267.68                15,846.34
 4/30/2015                21,096.91                18,087.66                17,345.46                15,789.50
 5/31/2015                21,388.71                18,126.33                17,410.28                15,751.46
 6/30/2015                21,030.87                17,790.44                17,060.26                15,579.69
 7/31/2015                21,382.62                17,882.39                17,228.79                15,688.01

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

                          See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

8  | USAA FIRST START GROWTH FUND

================================================================================

                         o TOP 10 HOLDINGS - 7/31/15 o
                              (% of Net Assets)

iShares MSCI EAFE ETF* ............................................... 6.3%
iShares Core MSCI EAFE ETF* .......................................... 5.6%
iShares MSCI Germany ETF* ............................................ 3.2%
U.S. Treasury Bond, 3.13% ............................................ 2.9%
iShares Core MSCI Emerging Markets ETF* .............................. 2.8%
Apple, Inc. .......................................................... 1.9%
Microsoft Corp. ...................................................... 1.3%
U.S. Treasury Bond, 3.00% ............................................ 1.1%
Exxon Mobil Corp. .................................................... 1.1%
JPMorgan Chase & Co. ................................................. 0.9%

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 13-31.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                         o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 21.2%
INTERNATIONAL EXCHANGE-TRADED FUNDS*                                       19.1%
INFORMATION TECHNOLOGY                                                     10.9%
HEALTH CARE                                                                 8.8%
GOVERNMENT                                                                  7.2%
CONSUMER DISCRETIONARY                                                      6.7%
INDUSTRIALS                                                                 5.7%
ENERGY                                                                      5.0%
CONSUMER STAPLES                                                            4.9%
UTILITIES                                                                   3.6%
MATERIALS                                                                   2.4%
TELECOMMUNICATION SERVICES                                                  1.4%
DOMESTIC EXCHANGE-TRADED FUNDS*                                             0.3%
MONEY MARKET INSTRUMENTS                                                    2.2%

                                   [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA FIRST START GROWTH FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

           DIVIDEND RECEIVED            LONG-TERM
          DEDUCTION (CORPORATE         CAPITAL GAIN         QUALIFIED INTEREST
            SHAREHOLDERS)(1)          DISTRIBUTIONS(2)            INCOME
          ----------------------------------------------------------------------
                 27.96%                 $11,222,000             $2,192,000
          ----------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  11

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA FIRST START GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA First Start Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA First Start Growth Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

12  | USAA FIRST START GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            EQUITY SECURITIES (74.5%)

            COMMON STOCKS (53.9%)

            CONSUMER DISCRETIONARY (6.7%)
            -----------------------------
            APPAREL RETAIL (0.9%)
    29,600  Gap, Inc.                                                               $    1,080
    29,600  Ross Stores, Inc.                                                            1,574
     9,200  TJX Companies, Inc.                                                            642
                                                                                    ----------
                                                                                         3,296
                                                                                    ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
    10,000  Carter's, Inc.                                                               1,014
    25,900  Michael Kors Holdings Ltd.*                                                  1,088
     1,600  Oxford Industries, Inc.                                                        134
                                                                                    ----------
                                                                                         2,236
                                                                                    ----------
            AUTO PARTS & EQUIPMENT (0.2%)
    17,400  Dana Holding Corp.                                                             323
    13,600  Johnson Controls, Inc.                                                         619
                                                                                    ----------
                                                                                           942
                                                                                    ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
    15,700  Thor Industries, Inc.                                                          877
                                                                                    ----------
            AUTOMOTIVE RETAIL (0.3%)
    16,100  AutoNation, Inc.*                                                            1,004
                                                                                    ----------
            BROADCASTING (0.2%)
     6,900  Discovery Communications, Inc. "C"*                                            209
     7,500  Liberty Media Corp. "C"*                                                       283
     6,200  Tribune Media Co. "A"                                                          313
                                                                                    ----------
                                                                                           805
                                                                                    ----------
            CABLE & SATELLITE (0.7%)
     5,400  AMC Networks, Inc. "A"*                                                        455
    32,900  Comcast Corp. "A"                                                            2,053
     1,700  Comcast Corp. Special "A"                                                      106
                                                                                    ----------
                                                                                         2,614
                                                                                    ----------
            CATALOG RETAIL (0.2%)
    33,000  Liberty Interactive Corp. "A"*                                                 959
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
    11,000  Best Buy Co., Inc.                                                      $      355
                                                                                    ----------
            DEPARTMENT STORES (0.2%)
     6,800  Dillard's, Inc. "A"                                                            693
                                                                                    ----------
            DISTRIBUTORS (0.2%)
     8,500  Genuine Parts Co.                                                              756
                                                                                    ----------
            GENERAL MERCHANDISE STORES (0.2%)
     8,100  Target Corp.                                                                   663
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (0.4%)
    12,900  Home Depot, Inc.                                                             1,510
     3,100  Lowe's Companies, Inc.                                                         215
                                                                                    ----------
                                                                                         1,725
                                                                                    ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
     6,600  Marriott Vacations Worldwide Corp.                                             552
                                                                                    ----------
            HOUSEHOLD APPLIANCES (0.1%)
     3,000  Helen of Troy Ltd.*                                                            263
                                                                                    ----------
            INTERNET RETAIL (0.6%)
     3,500  Amazon.com, Inc.*                                                            1,877
     8,400  Lands' End, Inc.*                                                              198
     4,400  NutriSystem, Inc.                                                              132
                                                                                    ----------
                                                                                         2,207
                                                                                    ----------
            LEISURE PRODUCTS (0.1%)
     4,200  Brunswick Corp.                                                                223
                                                                                    ----------
            MOVIES & ENTERTAINMENT (0.3%)
    16,200  Cinemark Holdings, Inc.                                                        639
     3,600  Madison Square Garden Co. "A"*                                                 300
       900  Walt Disney Co.                                                                108
                                                                                    ----------
                                                                                         1,047
                                                                                    ----------
            PUBLISHING (0.1%)
     5,800  Thomson Reuters Corp.                                                          234
    12,800  Time, Inc.                                                                     286
                                                                                    ----------
                                                                                           520
                                                                                    ----------
            RESTAURANTS (1.0%)
    10,000  Bloomin' Brands, Inc.                                                          233
       900  Chipotle Mexican Grill, Inc.*                                                  668
     1,700  Darden Restaurants, Inc.                                                       125
     5,500  Denny's Corp.*                                                                  65
     6,700  DineEquity, Inc.                                                               697

================================================================================

14  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
    18,600  McDonald's Corp.                                                        $    1,857
                                                                                    ----------
                                                                                         3,645
                                                                                    ----------
            Total Consumer Discretionary                                                25,382
                                                                                    ----------
            CONSUMER STAPLES (4.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
    27,800  Archer-Daniels-Midland Co.                                                   1,318
    13,100  Bunge Ltd.                                                                   1,046
                                                                                    ----------
                                                                                         2,364
                                                                                    ----------
            DRUG RETAIL (0.1%)
     3,300  CVS Health Corp.                                                               371
                                                                                    ----------
            FOOD RETAIL (0.5%)
    48,600  Kroger Co.                                                                   1,907
     2,800  Whole Foods Market, Inc.                                                       102
                                                                                    ----------
                                                                                         2,009
                                                                                    ----------
            HOUSEHOLD PRODUCTS (1.3%)
     9,200  Colgate-Palmolive Co.                                                          626
    10,800  Kimberly-Clark Corp.                                                         1,242
    38,400  Procter & Gamble Co.                                                         2,945
                                                                                    ----------
                                                                                         4,813
                                                                                    ----------
            HYPERMARKETS & SUPER CENTERS (0.5%)
    27,700  Wal-Mart Stores, Inc.                                                        1,994
                                                                                    ----------
            SOFT DRINKS (1.2%)
    45,400  Coca-Cola Co.                                                                1,865
     1,800  Coca-Cola Enterprises, Inc.                                                     92
    24,900  PepsiCo, Inc.                                                                2,399
                                                                                    ----------
                                                                                         4,356
                                                                                    ----------
            Total Consumer Staples                                                      15,907
                                                                                    ----------
            ENERGY (3.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    20,700  CONSOL Energy, Inc.                                                            342
                                                                                    ----------
            INTEGRATED OIL & GAS (1.3%)
    11,000  Chevron Corp.                                                                  973
    51,900  Exxon Mobil Corp.                                                            4,111
                                                                                    ----------
                                                                                         5,084
                                                                                    ----------
            OIL & GAS DRILLING (0.0%)
     8,400  Noble Corp. plc                                                                101
                                                                                    ----------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
     4,400  Cameron International Corp.*                                                   222

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
    13,100  Schlumberger Ltd.                                                       $    1,085
                                                                                    ----------
                                                                                         1,307
                                                                                    ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    11,600  Cabot Oil & Gas Corp.                                                          303
    19,900  Hess Corp.                                                                   1,174
     9,400  Marathon Oil Corp.                                                             198
                                                                                    ----------
                                                                                         1,675
                                                                                    ----------
            OIL & GAS REFINING & MARKETING (1.4%)
    13,700  HollyFrontier Corp.                                                            661
    18,400  Marathon Petroleum Corp.                                                     1,006
    19,100  Phillips 66                                                                  1,519
    22,400  Valero Energy Corp.                                                          1,469
    15,100  World Fuel Services Corp.                                                      614
                                                                                    ----------
                                                                                         5,269
                                                                                    ----------
            Total Energy                                                                13,778
                                                                                    ----------
            FINANCIALS (9.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     5,400  Bank of New York Mellon Corp.                                                  234
    25,000  Franklin Resources, Inc.                                                     1,139
                                                                                    ----------
                                                                                         1,373
                                                                                    ----------
            CONSUMER FINANCE (0.3%)
     8,300  Discover Financial Services                                                    463
     2,500  Nelnet, Inc. "A"                                                                98
    15,500  Synchrony Financial*                                                           533
                                                                                    ----------
                                                                                         1,094
                                                                                    ----------
            DIVERSIFIED BANKS (2.6%)
   165,800  Bank of America Corp.                                                        2,965
    46,600  Citigroup, Inc.                                                              2,724
    52,200  JPMorgan Chase & Co.                                                         3,577
    11,200  Wells Fargo & Co.                                                              648
                                                                                    ----------
                                                                                         9,914
                                                                                    ----------
            INVESTMENT BANKING & BROKERAGE (0.7%)
     9,600  Goldman Sachs Group, Inc.                                                    1,969
    12,800  Morgan Stanley                                                                 497
     4,800  Piper Jaffray Co., Inc.*                                                       215
                                                                                    ----------
                                                                                         2,681
                                                                                    ----------
            LIFE & HEALTH INSURANCE (0.5%)
    19,800  AFLAC, Inc.                                                                  1,268
     3,900  American Equity Investment Life Insurance Co.                                  115

================================================================================

16  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
    10,600  Unum Group                                                              $      380
                                                                                    ----------
                                                                                         1,763
                                                                                    ----------
            MULTI-LINE INSURANCE (0.4%)
    13,900  American Financial Group, Inc.                                                 958
       700  American National Insurance Co.                                                 75
     5,900  Assurant, Inc.                                                                 440
     3,300  Loews Corp.                                                                    126
                                                                                    ----------
                                                                                         1,599
                                                                                    ----------
            MULTI-SECTOR HOLDINGS (0.9%)
    24,600  Berkshire Hathaway, Inc. "B"*                                                3,511
                                                                                    ----------
            PROPERTY & CASUALTY INSURANCE (0.5%)
     4,900  Allstate Corp.                                                                 338
    32,200  Old Republic International Corp.                                               539
    10,000  Travelers Companies, Inc.                                                    1,061
                                                                                    ----------
                                                                                         1,938
                                                                                    ----------
            REAL ESTATE SERVICES (0.5%)
    21,400  CBRE Group, Inc. "A"*                                                          813
     6,200  Jones Lang LaSalle, Inc.                                                     1,104
                                                                                    ----------
                                                                                         1,917
                                                                                    ----------
            REGIONAL BANKS (0.3%)
   120,900  Regions Financial Corp.                                                      1,256
                                                                                    ----------
            REINSURANCE (0.0%)
     1,400  Endurance Specialty Holdings Ltd.                                               97
                                                                                    ----------
            REITs - DIVERSIFIED (0.2%)
     5,600  American Assets Trust, Inc.                                                    233
    22,100  Chambers Street Properties                                                     164
    60,400  Lexington Realty Trust                                                         520
                                                                                    ----------
                                                                                           917
                                                                                    ----------
            REITs - HEALTH CARE (0.0%)
     3,300  Healthcare Realty Trust, Inc.                                                   79
                                                                                    ----------
            REITs - HOTEL & RESORT (0.5%)
       356  Ashford Hospitality Prime, Inc.                                                  5
    15,600  Ashford Hospitality Trust, Inc.                                                137
    36,000  Hospitality Properties Trust                                                   987
     5,500  RLJ Lodging Trust                                                              164
     5,600  Summit Hotel Properties, Inc.                                                   76
    27,500  Sunstone Hotel Investors, Inc.                                                 387
                                                                                    ----------
                                                                                         1,756
                                                                                    ----------
            REITs - INDUSTRIAL (0.3%)
    31,400  ProLogis, Inc.                                                               1,275
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            REITs - MORTGAGE (0.6%)
     7,800  AG Mortgage Investment Trust, Inc.                                      $      142
    93,800  Annaly Capital Management, Inc.                                                933
     4,100  Apollo Residential Mortgage                                                     60
    16,800  Chimera Investment Corp.                                                       239
    39,300  Invesco Mortgage Capital                                                       566
    10,700  Redwood Trust, Inc.                                                            166
                                                                                    ----------
                                                                                         2,106
                                                                                    ----------
            REITs - OFFICE (0.1%)
    15,700  Franklin Street Properties Corp.                                               185
                                                                                    ----------
            REITs - RETAIL (0.1%)
    13,100  CBL & Associates Properties, Inc.                                              214
     1,100  Simon Property Group, Inc.                                                     206
                                                                                    ----------
                                                                                           420
                                                                                    ----------
            REITs - SPECIALIZED (0.3%)
     2,200  Equinix, Inc.                                                                  614
     9,700  Geo Group, Inc.                                                                366
                                                                                    ----------
                                                                                           980
                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (0.0%)
     5,800  Beneficial Bancorp, Inc.*                                                       75
                                                                                    ----------
            Total Financials                                                            34,936
                                                                                    ----------
            HEALTH CARE (8.8%)
            ------------------
            BIOTECHNOLOGY (2.2%)
    12,700  Amgen, Inc.                                                                  2,243
     5,500  Biogen, Inc.*                                                                1,753
    23,100  Gilead Sciences, Inc.                                                        2,723
     2,500  Regeneron Pharmaceuticals, Inc.*                                             1,384
                                                                                    ----------
                                                                                         8,103
                                                                                    ----------
            HEALTH CARE DISTRIBUTORS (0.3%)
     5,700  McKesson Corp.                                                               1,257
                                                                                    ----------
            HEALTH CARE EQUIPMENT (1.1%)
    32,300  Abbott Laboratories                                                          1,637
     3,200  C.R. Bard, Inc.                                                                629
     3,200  Edwards Lifesciences Corp.*                                                    487
     2,200  Hologic, Inc.*                                                                  92
    12,600  Medtronic plc                                                                  988
     3,700  Stryker Corp.                                                                  378
                                                                                    ----------
                                                                                         4,211
                                                                                    ----------
            HEALTH CARE SUPPLIES (0.0%)
     1,800  DENTSPLY International, Inc.                                                   103
                                                                                    ----------

================================================================================

18  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES (0.5%)
     4,900  Agilent Technologies, Inc.                                              $      201
       400  Mettler-Toledo International, Inc.*                                            135
    11,700  Thermo Fisher Scientific, Inc.                                               1,632
                                                                                    ----------
                                                                                         1,968
                                                                                    ----------
            MANAGED HEALTH CARE (1.6%)
    14,700  Aetna, Inc.                                                                  1,661
     5,800  Anthem, Inc.                                                                   895
    10,400  Cigna Corp.                                                                  1,498
    16,300  UnitedHealth Group, Inc.                                                     1,979
                                                                                    ----------
                                                                                         6,033
                                                                                    ----------
            PHARMACEUTICALS (3.1%)
    24,600  AbbVie, Inc.                                                                 1,722
    27,700  Bristol-Myers Squibb Co.                                                     1,818
       800  Jazz Pharmaceuticals plc*                                                      154
    28,600  Johnson & Johnson                                                            2,866
     2,700  Mallinckrodt plc*                                                              335
    30,600  Merck & Co., Inc.                                                            1,804
    77,900  Pfizer, Inc.                                                                 2,809
                                                                                    ----------
                                                                                        11,508
                                                                                    ----------
            Total Health Care                                                           33,183
                                                                                    ----------
            INDUSTRIALS (5.5%)
            ------------------
            AEROSPACE & DEFENSE (1.9%)
     1,400  Curtiss-Wright Corp.                                                            94
    10,700  General Dynamics Corp.                                                       1,595
     9,500  Huntington Ingalls Industries, Inc.                                          1,115
     8,100  Lockheed Martin Corp.                                                        1,678
     7,000  Northrop Grumman Corp.                                                       1,211
    10,300  Raytheon Co.                                                                 1,124
     1,400  Spirit AeroSystems Holdings, Inc. "A"*                                          79
     1,600  United Technologies Corp.                                                      161
                                                                                    ----------
                                                                                         7,057
                                                                                    ----------
            AIR FREIGHT & LOGISTICS (0.6%)
     4,300  FedEx Corp.                                                                    737
    13,800  United Parcel Service, Inc. "B"                                              1,413
                                                                                    ----------
                                                                                         2,150
                                                                                    ----------
            AIRLINES (0.4%)
    37,200  Southwest Airlines Co.                                                       1,347
                                                                                    ----------
            BUILDING PRODUCTS (0.4%)
    16,100  A.O. Smith Corp.                                                             1,156
     3,800  American Woodmark Corp.*                                                       250

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
     7,700  Continental Building Products, Inc.*                                    $      163
     2,900  Trex Co., Inc.*                                                                132
                                                                                    ----------
                                                                                         1,701
                                                                                    ----------
            COMMERCIAL PRINTING (0.0%)
     5,500  R.R. Donnelley & Sons Co.                                                       96
                                                                                    ----------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
     1,600  Cummins, Inc.                                                                  207
     9,400  Meritor, Inc.*                                                                 133
    29,800  Trinity Industries, Inc.                                                       872
     8,100  Wabash National Corp.*                                                         111
     1,500  Wabtec Corp.                                                                   152
                                                                                    ----------
                                                                                         1,475
                                                                                    ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     5,700  Acuity Brands, Inc.                                                          1,147
     1,400  Regal-Beloit Corp.                                                              97
                                                                                    ----------
                                                                                         1,244
                                                                                    ----------
            HEAVY ELECTRICAL EQUIPMENT (0.1%)
     3,800  Babcock & Wilcox Enterprises, Inc.*                                             75
     7,600  BWX Technologies, Inc.                                                         186
                                                                                    ----------
                                                                                           261
                                                                                    ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     5,600  On Assignment, Inc.*                                                           215
     1,800  Robert Half International, Inc.                                                 99
                                                                                    ----------
                                                                                           314
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (0.7%)
    12,800  3M Co.                                                                       1,937
     2,500  Carlisle Companies, Inc.                                                       253
    20,600  General Electric Co.                                                           538
                                                                                    ----------
                                                                                         2,728
                                                                                    ----------
            INDUSTRIAL MACHINERY (0.2%)
     2,300  Barnes Group, Inc.                                                              90
     5,800  Blount International, Inc.*                                                     48
     7,400  Hillenbrand, Inc.                                                              210
     2,900  Lincoln Electric Holdings, Inc.                                                176
     3,400  Timken Co.                                                                     113
                                                                                    ----------
                                                                                           637
                                                                                    ----------
            MARINE (0.1%)
     7,800  Matson, Inc.                                                                   323
                                                                                    ----------
            OFFICE SERVICES & SUPPLIES (0.0%)
     4,700  West Corp.                                                                     135
                                                                                    ----------

================================================================================

20   | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            RAILROADS (0.3%)
    12,100  Union Pacific Corp.                                                     $    1,181
                                                                                    ----------
            SECURITY & ALARM SERVICES (0.0%)
     3,400  Brink's Co.                                                                    106
                                                                                    ----------
            TRUCKING (0.0%)
       300  AMERCO                                                                         108
                                                                                    ----------
            Total Industrials                                                           20,863
                                                                                    ----------
            INFORMATION TECHNOLOGY (10.9%)
            ------------------------------
            APPLICATION SOFTWARE (0.2%)
     4,500  Manhattan Associates, Inc.*                                                    292
     4,700  Solarwinds, Inc.*                                                              187
     3,500  SS&C Technologies Holdings, Inc.                                               238
     5,400  Synopsys, Inc.*                                                                275
                                                                                    ----------
                                                                                           992
                                                                                    ----------
            COMMUNICATIONS EQUIPMENT (1.2%)
    10,100  Brocade Communications Systems, Inc.                                           103
    86,300  Cisco Systems, Inc.                                                          2,453
       600  F5 Networks, Inc.*                                                              80
     8,200  Juniper Networks, Inc.                                                         233
    27,300  QUALCOMM, Inc.                                                               1,758
                                                                                    ----------
                                                                                         4,627
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     9,000  Automatic Data Processing, Inc.                                                718
    14,600  Broadridge Financial Solutions, Inc.                                           792
     9,000  DST Systems, Inc.                                                              982
    14,800  Fiserv, Inc.*                                                                1,286
     5,900  Genpact Ltd.*                                                                  131
     4,800  MAXIMUS, Inc.                                                                  328
     6,900  PayPal Holdings, Inc.*                                                         267
     3,900  Syntel, Inc.*                                                                  170
     2,300  Visa, Inc. "A"                                                                 173
                                                                                    ----------
                                                                                         4,847
                                                                                    ----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    27,600  Jabil Circuit, Inc.                                                            559
                                                                                    ----------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
    23,800  Activision Blizzard, Inc.                                                      614
                                                                                    ----------
            INTERNET SOFTWARE & SERVICES (1.5%)
     6,200  Bankrate, Inc.*                                                                 57
     2,600  Cimpress N.V.*                                                                 168
     3,100  Constant Contact, Inc.*                                                         80

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
     3,800  eBay, Inc.*                                                             $      107
     9,100  Facebook, Inc. "A"*                                                            855
     1,690  Google, Inc. "A"*                                                            1,111
     4,902  Google, Inc. "C"*                                                            3,067
     2,200  LogMeIn, Inc.*                                                                 162
     4,500  Retailmenot, Inc.*                                                              68
                                                                                    ----------
                                                                                         5,675
                                                                                    ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
    20,500  Booz Allen Hamilton Holdings                                                   569
     2,200  International Business Machines Corp.                                          356
                                                                                    ----------
                                                                                           925
                                                                                    ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
     6,200  Tessera Technologies, Inc.                                                     215
                                                                                    ----------
            SEMICONDUCTORS (1.5%)
     8,500  Avago Technologies Ltd.                                                      1,064
     2,200  Cirrus Logic, Inc.*                                                             73
    18,700  Integrated Device Technology, Inc.*                                            357
    68,600  Intel Corp.                                                                  1,986
    15,600  Skyworks Solutions, Inc.                                                     1,492
    13,800  Texas Instruments, Inc.                                                        690
                                                                                    ----------
                                                                                         5,662
                                                                                    ----------
            SYSTEMS SOFTWARE (2.0%)
   103,900  Microsoft Corp.                                                              4,852
    47,800  Oracle Corp.                                                                 1,909
    31,600  Symantec Corp.                                                                 719
                                                                                    ----------
                                                                                         7,480
                                                                                    ----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
     8,500  CDW Corp.                                                                      305
     5,100  Ingram Micro, Inc. "A"*                                                        139
                                                                                    ----------
                                                                                           444
                                                                                    ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.5%)
    59,260  Apple, Inc.                                                                  7,188
     4,100  EMC Corp.                                                                      110
    53,200  Hewlett-Packard Co.                                                          1,624
     5,400  Western Digital Corp.                                                          465
                                                                                    ----------
                                                                                         9,387
                                                                                    ----------
            Total Information Technology                                                41,427
                                                                                    ----------
            MATERIALS (1.8%)
            ----------------
            ALUMINUM (0.0%)
     9,600  Century Aluminum Co.*                                                           90
                                                                                    ----------

================================================================================

22  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            COMMODITY CHEMICALS (0.6%)
    15,600  Cabot Corp.                                                             $      549
    16,200  LyondellBasell Industries N.V. "A"                                           1,520
     4,200  Westlake Chemical Corp.                                                        262
                                                                                    ----------
                                                                                         2,331
                                                                                    ----------
            CONSTRUCTION MATERIALS (0.0%)
     4,700  Headwaters, Inc.*                                                               89
                                                                                    ----------
            DIVERSIFIED CHEMICALS (0.1%)
     5,600  Dow Chemical Co.                                                               264
                                                                                    ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    16,100  Mosaic Co.                                                                     691
                                                                                    ----------
            PAPER PACKAGING (0.2%)
     2,900  Bemis Co., Inc.                                                                129
     9,300  Packaging Corp. of America                                                     659
                                                                                    ----------
                                                                                           788
                                                                                    ----------
            PAPER PRODUCTS (0.3%)
    23,600  International Paper Co.                                                      1,130
                                                                                    ----------
            SPECIALTY CHEMICALS (0.3%)
     4,800  Chemtura Corp.*                                                                132
     2,900  Sherwin-Williams Co.                                                           805
                                                                                    ----------
                                                                                           937
                                                                                    ----------
            STEEL (0.1%)
     5,500  Reliance Steel & Aluminum Co.                                                  333
                                                                                    ----------
            Total Materials                                                              6,653
                                                                                    ----------
            TELECOMMUNICATION SERVICES (1.4%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.1%)
    12,300  Inteliquent, Inc.                                                              224
     9,700  Intelsat S.A.*                                                                  92
                                                                                    ----------
                                                                                           316
                                                                                    ----------
            INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    53,966  AT&T, Inc.                                                                   1,875
    62,100  Verizon Communications, Inc.                                                 2,905
                                                                                    ----------
                                                                                         4,780
                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.0%)
    14,100  Sprint Corp.*                                                                   48
                                                                                    ----------
            Total Telecommunication Services                                             5,144
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            UTILITIES (1.8%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
    11,900  Entergy Corp.                                                           $      845
    14,900  FirstEnergy Corp.                                                              506
    37,100  PPL Corp.                                                                    1,180
                                                                                    ----------
                                                                                         2,531
                                                                                    ----------
            GAS UTILITIES (0.3%)
    14,000  AGL Resources, Inc.                                                            673
    15,700  UGI Corp.                                                                      574
                                                                                    ----------
                                                                                         1,247
                                                                                    ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    23,200  AES Corp.                                                                      297
    14,500  NRG Energy, Inc.                                                               326
                                                                                    ----------
                                                                                           623
                                                                                    ----------
            MULTI-UTILITIES (0.6%)
     9,900  Consolidated Edison, Inc.                                                      629
    30,300  Public Service Enterprise Group, Inc.                                        1,263
     9,200  Vectren Corp.                                                                  387
                                                                                    ----------
                                                                                         2,279
                                                                                    ----------
            WATER UTILITIES (0.1%)
     4,900  American Water Works Co., Inc.                                                 254
                                                                                    ----------
            Total Utilities                                                              6,934
                                                                                    ----------
            Total Common Stocks (cost: $172,558)                                       204,207
                                                                                    ----------
            PREFERRED STOCKS (1.2%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
    40,000  CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                 1,133
    10,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
              perpetual(a)                                                               1,069
                                                                                    ----------
                                                                                         2,202
                                                                                    ----------
            Total Consumer Staples                                                       2,202
                                                                                    ----------
            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       800  Chesapeake Energy Corp., 5.75%, perpetual(a)                                   415
                                                                                    ----------
            FINANCIALS (0.5%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
    28,000  Delphi Financial Group, Inc., 7.38%, cumulative redeemable                     694
                                                                                    ----------

================================================================================

24  | USAA FIRST START GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
NUMBER                                                                                                          VALUE
OF SHARES   SECURITY                                                                                            (000)
---------------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.1%)
       500  M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                        $      511
                                                                                                           ----------
            REINSURANCE (0.0%)
       500  American Overseas Group Ltd., 7.50%, non-cumulative,
              acquired 3/09/2007; cost $526*(b),(c)                                                               125
                                                                                                           ----------
            REITs - OFFICE (0.2%)
    20,000  Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                                514
                                                                                                           ----------
            Total Financials                                                                                    1,844
                                                                                                           ----------
            Total Preferred Stocks (cost: $4,640)                                                               4,461
                                                                                                           ----------

            EXCHANGE-TRADED FUNDS (19.4%)
            -----------------------------
            DOMESTIC EXCHANGE-TRADED FUNDS (0.3%)
     8,700  iShares Russell 1000 ETF                                                                            1,024
                                                                                                           ----------
            INTERNATIONAL EXCHANGE-TRADED FUNDS (19.1%)
    29,398  EGShares Emerging Markets Consumer ETF                                                                733
   356,000  iShares Core MSCI EAFE ETF                                                                         21,093
   233,824  iShares Core MSCI Emerging Markets ETF                                                             10,496
   366,771  iShares MSCI EAFE ETF                                                                              23,760
   420,976  iShares MSCI Germany ETF                                                                           11,926
    17,870  iShares MSCI Turkey ETF                                                                               768
   110,000  PowerShares FTSE RAFI Emerging Markets Portfolio                                                    1,917
    20,334  WisdomTree Emerging Markets SmallCap Dividend Fund                                                    818
    36,637  WisdomTree India Earnings Fund                                                                        810
                                                                                                           ----------
            Total International Exchange-Traded Funds                                                          72,321
                                                                                                           ----------
            Total Exchange-Traded Funds (cost: $69,991)                                                        73,345
                                                                                                           ----------
            Total Equity Securities (cost: $247,189)                                                          282,013
                                                                                                           ----------

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                               RATE             MATURITY
---------------------------------------------------------------------------------------------------------------------
            BONDS (22.7%)

            CORPORATE OBLIGATIONS (8.0%)

            CONSUMER STAPLES (0.1%)
            -----------------------
            PACKAGED FOODS & MEAT (0.1%)
$      400  J. M. Smucker Co.(a)                                    4.38%            3/15/2045                    375
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                             COUPON                                       VALUE
(000)       SECURITY                                                RATE             MATURITY                   (000)
---------------------------------------------------------------------------------------------------------------------
            ENERGY (1.3%)
            -------------
            OIL & GAS DRILLING (0.1%)
$      782  Schahin II Finance Co. SPV Ltd.(a)                      5.88%            9/25/2023             $      282
                                                                                                           ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       500  Newfield Exploration Co.                                5.38             1/01/2026                    483
                                                                                                           ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.1%)
       800  DCP Midstream, LLC(a)                                   5.85             5/21/2043                    608
     1,000  Enbridge Energy Partners, LP                            8.05            10/01/2077                  1,026
     1,000  Energy Transfer Partners, LP                            3.30(d)         11/01/2066                    840
     1,000  Enterprise Products Operating, LLC                      7.00             6/01/2067                    983
       500  TEPPCO Partners, LP                                     7.00             6/01/2067                    484
                                                                                                           ----------
                                                                                                                3,941
                                                                                                           ----------
            Total Energy                                                                                        4,706
                                                                                                           ----------
            FINANCIALS (5.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
       900  Prospect Capital Corp.                                  5.00             7/15/2019                    932
       975  State Street Capital Trust IV                           1.29(d)          6/01/2077                    850
                                                                                                           ----------
                                                                                                                1,782
                                                                                                           ----------
            DIVERSIFIED BANKS (0.2%)
     1,000  JPMorgan Chase Capital XIII                             1.23(d)          9/30/2034                    860
                                                                                                           ----------
            LIFE & HEALTH INSURANCE (0.7%)
       800  Lincoln National Corp.                                  7.00             5/17/2066                    722
       200  Lincoln National Corp.                                  6.05             4/20/2067                    181
     1,000  Prudential Financial, Inc.                              5.63             6/15/2043                  1,041
     1,000  StanCorp Financial Group, Inc.                          6.90             6/01/2067                    927
                                                                                                           ----------
                                                                                                                2,871
                                                                                                           ----------
            MULTI-LINE INSURANCE (0.7%)
     1,000  Genworth Holdings, Inc.                                 6.15            11/15/2066                    598
     1,000  Glen Meadow Pass-Through Trust(a)                       6.51             2/12/2067                    930
     1,000  Nationwide Mutual Insurance Co.(a)                      2.58(d)         12/15/2024                  1,002
                                                                                                           ----------
                                                                                                                2,530
                                                                                                           ----------
            PROPERTY & CASUALTY INSURANCE (1.7%)
     1,000  Allstate Corp.                                          5.75             8/15/2053                  1,047
     1,000  AmTrust Financial Services, Inc.                        6.13             8/15/2023                  1,033
     1,000  HSB Group, Inc.(c)                                      1.20(d)          7/15/2027                    630
       750  Ironshore Holdings, Inc.(a)                             8.50             5/15/2020                    884
     1,300  Oil Insurance Ltd.(a)                                   3.26(d)                  -(e)               1,121
       500  Progressive Corp.                                       6.70             6/15/2067                    524
     1,000  Travelers Companies, Inc.                               6.25             3/15/2067                  1,045
                                                                                                           ----------
                                                                                                                6,284
                                                                                                           ----------

================================================================================

26  | USAA FIRST START GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                             COUPON                                       VALUE
(000)(j)    SECURITY                                                RATE             MATURITY                   (000)
---------------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (1.1%)
$      500  Compass Bank                                            3.88%            4/10/2025             $      475
     1,000  Cullen/Frost Capital Trust II                           1.83(d)          3/01/2034                    889
     1,000  KeyCorp Capital I                                       1.02(d)          7/01/2028                    852
     1,000  Manufacturers & Traders Trust Co.                       5.63            12/01/2021                  1,018
     1,000  SunTrust Capital I                                      0.94(d)          5/15/2027                    860
                                                                                                           ----------
                                                                                                                4,094
                                                                                                           ----------
            REINSURANCE (0.1%)
       500  Alterra USA Holdings Ltd.(a)                            7.20             4/14/2017                    535
                                                                                                           ----------
            Total Financials                                                                                   18,956
                                                                                                           ----------
            INDUSTRIALS (0.2%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
       750  Constellis Holdings, LLC & Constellis Finance Corp.(a)  9.75             5/15/2020                    718
                                                                                                           ----------
            MATERIALS (0.1%)
            ----------------
            GOLD (0.1%)
  CAD3,000  Allied Nevada Gold Corp.(a),(f)                         8.75             6/01/2019                    425
                                                                                                           ----------
            UTILITIES (1.3%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
       983  NextEra Energy Capital Holdings, Inc.                   6.65             6/15/2067                    853
     1,000  PPL Capital Funding, Inc.                               6.70             3/30/2067                    876
                                                                                                           ----------
                                                                                                                1,729
                                                                                                           ----------
            MULTI-UTILITIES (0.9%)
     1,000  Dominion Resources, Inc.                                7.50             6/30/2066                    904
       770  Integrys Energy Group, Inc.                             6.11            12/01/2066                    678
     1,000  Puget Sound Energy, Inc.                                6.97             6/01/2067                    889
       975  WEC Energy Group, Inc.                                  6.25             5/15/2067                    872
                                                                                                           ----------
                                                                                                                3,343
                                                                                                           ----------
            Total Utilities                                                                                     5,072
                                                                                                           ----------
            Total Corporate Obligations (cost: $29,573)                                                        30,252
                                                                                                           ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (3.0%)

            FINANCIALS (1.7%)
            -----------------
            DIVERSIFIED BANKS (0.8%)
     1,500  Barclays Bank plc                                       0.69(d)                  -(e)                 960
     2,040  HSBC Bank plc                                           0.75(d)                  -(e)               1,288
       500  LBI hf, acquired 10/12/2007; cost $500(a),(b),(c),(f)   7.43                     -(e)                   -
     1,000  Lloyds Bank plc                                         0.69(d)                  -(e)                 638
                                                                                                           ----------
                                                                                                                2,886
                                                                                                           ----------
            LIFE & HEALTH INSURANCE (0.3%)
     1,000  Great-West Life & Annuity Insurance Capital, LP(a)      7.15             5/16/2046                  1,022
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                             COUPON                                       VALUE
(000)       SECURITY                                                RATE             MATURITY                   (000)
---------------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.2%)
$      800  ZFS Finance USA Trust V(a)                              6.50%            5/09/2067             $      824
                                                                                                           ----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
       750  QBE Capital Funding III Ltd.(a)                         7.25             5/24/2041                    830
                                                                                                           ----------
            REGIONAL BANKS (0.0%)
     1,000  Glitnir Banki hf, acquired 9/11/2006-10/18/2006;
              cost $1,017(a),(b),(c),(f)                            7.45                     -(e)                   -
                                                                                                           ----------
            REINSURANCE (0.2%)
       804  Swiss Re Capital I, LP(a)                               6.85                     -(e)                 828
                                                                                                           ----------
            Total Financials                                                                                    6,390
                                                                                                           ----------
            GOVERNMENT (0.3%)
            -----------------
            FOREIGN GOVERNMENT (0.3%)
     1,000  Italy Government International Bond                     5.38             6/15/2033                  1,137
                                                                                                           ----------
            MATERIALS (0.5%)
            ----------------
            COMMODITY CHEMICALS (0.3%)
     1,000  Braskem Finance Ltd.                                    6.45             2/03/2024                    912
                                                                                                           ----------
            GOLD (0.2%)
     1,000  Kinross Gold Corp.                                      5.95             3/15/2024                    901
                                                                                                           ----------
            Total Materials                                                                                     1,813
                                                                                                           ----------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
       800  EDP Finance B.V.(a)                                     4.13             1/15/2020                    816
       650  Electricite De France S.A.(a)                           5.25                     -(e)                 669
       500  Enel S.p.A.(a)                                          8.75             9/24/2073                    588
                                                                                                           ----------
                                                                                                                2,073
                                                                                                           ----------
            Total Utilities                                                                                     2,073
                                                                                                           ----------
            Total Eurodollar and Yankee Obligations (cost: $12,461)                                            11,413
                                                                                                           ----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

            FINANCIALS (0.2%)
            -----------------
       892  Structured Asset Mortgage Investments, Inc.
              (cost: $810)                                          0.69(d)          7/19/2035                    814
                                                                                                           ----------
            COMMERCIAL MORTGAGE SECURITIES (4.6%)

            FINANCIALS (4.6%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.6%)
       500  Banc of America Commercial Mortgage, Inc.               5.76             5/10/2045                    512
     1,000  Banc of America Commercial Mortgage, Inc.               5.16             9/10/2047                  1,005
       500  Banc of America Commercial Mortgage, Inc.               6.26             2/10/2051                    529

================================================================================

28  | USAA FIRST START GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                             COUPON                                       VALUE
(000)       SECURITY                                                RATE             MATURITY                   (000)
---------------------------------------------------------------------------------------------------------------------
$    1,000  Bear Stearns Commercial Mortgage Securities, Inc.(a)    5.66%            9/11/2041             $      982
       500  Bear Stearns Commercial Mortgage Securities, Inc.       4.99             9/11/2042                    500
       530  Citigroup Commercial Mortgage Trust                     5.77             3/15/2049                    543
       500  Commercial Mortgage Trust                               5.38            12/10/2046                    506
     1,000  GE Capital Commercial Mortgage Corp.                    5.32            11/10/2045                  1,002
     1,000  GE Capital Commercial Mortgage Corp.                    5.61            12/10/2049                  1,043
       266  GMAC Commercial Mortgage Securities, Inc.               4.97            12/10/2041                    270
       250  GMAC Commercial Mortgage Securities, Inc.               4.98            12/10/2041                    257
     1,000  GS Mortgage Securities Corp. II                         5.52             4/10/2038                  1,012
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                      5.04            10/15/2042                  1,001
       690  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                      5.57             4/15/2043                    700
       378  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                      5.39            12/15/2044                    379
       500  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                      5.39            12/15/2044                    502
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                      5.90             4/15/2045                    996
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                      5.48             5/15/2045                  1,031
       250  Merrill Lynch Mortgage Trust                            5.31             7/12/2038                    251
       135  Merrill Lynch Mortgage Trust                            5.34             7/12/2038                    138
       670  Merrill Lynch Mortgage Trust                            5.68             5/12/2039                    676
        59  Merrill Lynch Mortgage Trust                            5.01            10/12/2041                     59
     1,000  Merrill Lynch Mortgage Trust                            5.83             6/12/2050                  1,041
     1,000  ML-CFC Commercial Mortgage Trust                        5.42             8/12/2048                  1,045
       500  ML-CFC Commercial Mortgage Trust                        5.88             8/12/2049                    509
     1,000  Wachovia Bank Commercial Mortgage Trust                 5.71             5/15/2043                  1,017
                                                                                                           ----------
                                                                                                               17,506
                                                                                                           ----------
            Total Financials                                                                                   17,506
                                                                                                           ----------
            Total Commercial Mortgage Securities (cost: $16,499)                                               17,506
                                                                                                           ----------
            U.S. GOVERNMENT AGENCY ISSUES (0.3%)(G)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
     1,000  Freddie Mac(+) (cost: $1,020)                           3.51             4/25/2030                  1,033
                                                                                                           ----------
            U.S. TREASURY SECURITIES (6.6%)

            BONDS (5.2%)
            ------------
     6,100  2.87%, 8/15/2044 (STRIPS Principal)(h)                                                              2,521
    10,500  3.13%, 8/15/2044                                                                                   10,889
     2,000  3.00%, 11/15/2044                                                                                   2,025
     4,200  3.00%, 5/15/2045                                                                                    4,259
                                                                                                           ----------
                                                                                                               19,694
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                                                          VALUE
(000)       SECURITY                                                                                            (000)
---------------------------------------------------------------------------------------------------------------------
            NOTES (1.4%)
            ------------
$    1,970  1.63%, 8/15/2022                                                                                 $  1,927
       390  1.63%, 11/15/2022                                                                                     380
     1,000  2.75%, 11/15/2023                                                                                   1,051
       800  2.38%, 8/15/2024                                                                                      813
     1,000  2.25%, 11/15/2024                                                                                   1,005
                                                                                                             --------
                                                                                                                5,176
                                                                                                             --------
            Total U.S. Treasury Securities (cost: $24,362)                                                     24,870
                                                                                                             --------
            Total Bonds (cost: $84,725)                                                                        85,888
                                                                                                             --------

---------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.2%)

            MONEY MARKET FUNDS (2.2%)
 8,076,669  State Street Institutional Liquid Reserves Fund
              Premier Class, 0.11%(i) (cost: $8,077)                                                            8,077
                                                                                                             --------

            TOTAL INVESTMENTS (COST: $339,991)                                                               $375,978
                                                                                                             ========

================================================================================

30  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------------------
($ IN 000S)                                            VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT       SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE      UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS            INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $204,207             $     -              $  -        $204,207
  Preferred Stocks                                 -               4,336               125           4,461
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds             1,024                   -                 -           1,024
    International Exchange-Traded Funds       72,321                   -                 -          72,321

Bonds:
  Corporate Obligations                            -              29,622               630          30,252
  Eurodollar and Yankee Obligations                -              11,413                 -          11,413
  Collateralized Mortgage Obligations              -                 814                 -             814
  Commercial Mortgage Securities                   -              17,506                 -          17,506
  U.S. Government Agency Issues                    -               1,033                 -           1,033
  U.S. Treasury Securities                    22,349               2,521                 -          24,870

Money Market Instruments:
  Money Market Funds                           8,077                   -                 -           8,077
----------------------------------------------------------------------------------------------------------
Total                                       $307,978             $67,245              $755        $375,978
----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------------
                                                                            PREFERRED           CORPORATE
                                                                               STOCKS         OBLIGATIONS
---------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                     $ 895               $ 770
Purchases                                                                           -                   -
Sales                                                                            (795)                  -
Transfers into Level 3                                                              -                   -
Transfers out of Level 3                                                            -                   -
Net realized gain (loss) on investments                                           (55)                  -
Change in net unrealized appreciation/(depreciation) of investments                80                (140)
---------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                     $ 125               $ 630
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.6% of net assets at July 31, 2015.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed

================================================================================

32  | USAA FIRST START GROWTH FUND

================================================================================

    interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CAD     Canadian dollars
    REIT    Real estate investment trust
    STRIPS  Separate trading of registered interest and principal of securities

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

         approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2015, was $125,000, which represented less than 0.1% of the Fund's net assets.

    (c) Security was fair valued at July 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $755,000, which represented 0.2% of the Fund's net assets.

    (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2015.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) At July 31, 2015, the issuer was in default with respect to interest and/or principal payments.

    (g) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
         FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In

================================================================================

34  | USAA FIRST START GROWTH FUND

================================================================================

         addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (i) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

    (j)  In U.S. dollars unless otherwise noted.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $339,991)                        $375,978
   Cash                                                                                       14
   Receivables:
       Capital shares sold                                                                 1,169
       USAA Asset Management Company (Note 5D)                                               129
       USAA Transfer Agency Company (Note 5E)                                                  1
       Dividends and interest                                                              1,032
       Securities sold                                                                     1,428
                                                                                        --------
           Total assets                                                                  379,751
                                                                                        --------
LIABILITIES
   Payables:
       Securities purchased                                                                  736
       Capital shares redeemed                                                               260
   Accrued management fees                                                                   251
   Accrued transfer agent's fees                                                              27
   Other accrued expenses and payables                                                        93
                                                                                        --------
           Total liabilities                                                               1,367
                                                                                        --------
              Net assets applicable to capital shares outstanding                       $378,384
                                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                      $328,869
   Accumulated undistributed net investment income                                         2,429
   Accumulated net realized gain on investments and options                               11,099
   Net unrealized appreciation of investments                                             35,987
                                                                                        --------
              Net assets applicable to capital shares outstanding                       $378,384
                                                                                        ========
   Capital shares outstanding, unlimited number of shares authorized,
       no par value                                                                       28,479
                                                                                        ========
   Net asset value, redemption price, and offering price per share                      $  13.29
                                                                                        ========

See accompanying notes to financial statements.

================================================================================

36  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                       $ 5,985
   Interest                                                                          4,283
                                                                                   -------
       Total income                                                                 10,268
                                                                                   -------
EXPENSES
   Management fees                                                                   2,838
   Administration and servicing fees                                                   545
   Transfer agent's fees                                                             2,452
   Custody and accounting fees                                                         152
   Postage                                                                             126
   Shareholder reporting fees                                                           67
   Trustees' fees                                                                       26
   Registration fees                                                                    38
   Professional fees                                                                    91
   Other                                                                                10
                                                                                   -------
            Total expenses                                                           6,345
   Expenses reimbursed                                                              (1,332)
                                                                                   -------
            Net expenses                                                             5,013
                                                                                   -------
NET INVESTMENT INCOME                                                                5,255
                                                                                   -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, AND OPTIONS
   Net realized gain (loss) on:
       Investments                                                                  16,832
       Options                                                                        (456)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                  (7,748)
       Options                                                                        (174)
                                                                                   -------
            Net realized and unrealized gain                                         8,454
                                                                                   -------
   Increase in net assets resulting from operations                                $13,709
                                                                                   =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-----------------------------------------------------------------------------------------

                                                                         2015        2014
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $  5,255    $  4,737
   Net realized gain on investments                                    16,832      18,363
   Net realized loss on options                                          (456)     (1,243)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                     (7,748)     12,828
       Options                                                           (174)        352
                                                                     --------------------
       Increase in net assets resulting from operations                13,709      35,037
                                                                     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (4,944)     (5,182)
   Net realized gains                                                 (19,776)     (2,712)
                                                                     --------------------
       Distributions to shareholders                                  (24,720)     (7,894)
                                                                     --------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           92,830      80,873
   Reinvested dividends                                                24,530       7,848
   Cost of shares redeemed                                            (68,939)    (53,104)
                                                                     --------------------
       Increase in net assets from capital share transactions          48,421      35,617
                                                                     --------------------
   Net increase in net assets                                          37,410      62,760

NET ASSETS
   Beginning of year                                                  340,974     278,214
                                                                     --------------------
   End of year                                                       $378,384    $340,974
                                                                     ====================
Accumulated undistributed net investment income:
   End of year                                                       $  2,429    $  2,129
                                                                     ====================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           6,900       6,133
  Shares issued for dividends reinvested                                1,850         601
  Shares redeemed                                                      (5,129)     (4,034)
                                                                     --------------------
       Increase in shares outstanding                                   3,621       2,700
                                                                     ====================

See accompanying notes to financial statements.

================================================================================

38  | USAA FIRST START GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available

================================================================================

40  | USAA FIRST START GROWTH FUND

================================================================================

        information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

    9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

42  | USAA FIRST START GROWTH FUND

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A2. Additionally, certain bonds, were valued based on methods discussed in Note 1A5.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at July 31, 2015, did not include master netting provisions.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put

================================================================================

44  | USAA FIRST START GROWTH FUND

================================================================================

    option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2015
    (IN THOUSANDS)

                                                                         CHANGE IN
DERIVATIVES                                                              UNREALIZED
NOT ACCOUNTED                                                            APPRECIATION
FOR AS HEDGING     STATEMENT OF                         REALIZED LOSS    (DEPRECIATION)
INSTRUMENTS        OPERATIONS LOCATION                  ON DERIVATIVES   ON DERIVATIVES
---------------------------------------------------------------------------------------
Equity contracts   Net realized loss on options /          $(456)            $(174)
                   Change in net unrealized
                   appreciation/depreciation
                   of options
---------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and

================================================================================

46  | USAA FIRST START GROWTH FUND

================================================================================

    settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $736,000, all of which were sold prior to period end.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended
    July 31, 2015, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $2,000, which represents 0.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

================================================================================

48  | USAA FIRST START GROWTH FUND

================================================================================

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency and non-REIT return of capital dividend adjustments resulted in reclassifications to the Statement of Assets and Liabilities to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $11,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                               2015                        2014
                                                           ---------------------------------------
Ordinary income*                                           $13,498,000                  $6,124,000
Long-term realized capital gain                             11,222,000                   1,770,000
                                                           -----------                  ----------
  Total distributions paid                                 $24,720,000                  $7,894,000
                                                           ===========                  ==========

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                                         $ 5,583,000
Undistributed long-term capital gains                                                    8,055,000
Unrealized appreciation of investments                                                  35,877,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend, and partnership basis adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $245,003,000 and $218,939,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $340,095,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $46,706,000 and $10,823,000, respectively, resulting in net unrealized appreciation of $35,883,000.

For the year ended July 31, 2015, transactions in written call and put options* were as follows:

                                                                                               PREMIUMS
                                                                       NUMBER OF               RECEIVED
                                                                       CONTRACTS                 (000's)
                                                                       ---------------------------------
Outstanding at July 31, 2014                                                 180                  $ 216
Options written                                                                -                      -
Options terminated in closing
  purchase transactions                                                        -                      -
Options expired                                                             (180)                  (216)
                                                                       --------------------------------
Outstanding at July 31, 2015                                                   -                  $   -
                                                                       ================================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and

================================================================================

50  | USAA FIRST START GROWTH FUND

================================================================================

supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

The performance adjustment is calculated monthly by comparing the Fund's performance over the performance period to that of the Lipper Flexible Portfolio Funds Index. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
-------------------------------------------------------------------
+/- 100 to 400                               +/- 4
+/- 401 to 700                               +/- 5
+/- 701 and greater                          +/- 6

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $2,838,000, which included a 0.03% performance adjustment of $114,000.

B. SUBADVISORY ARRANGEMENT(s) - The Manager has entered into an Investment Subadvisory Agreement with Quantitative Management Associates LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets invested in domestic stocks (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.20% on the first $250 million, and 0.15% on assets over $250 million of the portion of the Fund's average net assets that QMA manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to QMA, of $390,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $545,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund

================================================================================

52  | USAA FIRST START GROWTH FUND

================================================================================

    reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2015, to limit the total annual operating expenses of the Fund to 1.38% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2015, the Fund incurred reimbursable expenses of $1,332,000, of which $129,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended July 31, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,452,000. At July 31, 2015, the Fund recorded a receivable of $1,000 for SAS adjustments to capital gains payable.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------
                                      2015           2014           2013            2012            2011
                                  ----------------------------------------------------------------------
Net asset value at beginning
  of period                       $  13.72       $  12.56       $  10.87        $  11.15        $   9.73
                                  ----------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                .18            .20            .23             .24             .21
  Net realized and unrealized
    gain (loss)                        .35           1.31           1.69            (.28)           1.46
                                  ----------------------------------------------------------------------
Total from investment
  operations                           .53           1.51           1.92            (.04)           1.67
                                  ----------------------------------------------------------------------
Less distributions from:
  Net investment income               (.18)          (.23)          (.23)           (.24)           (.25)
  Realized capital gains              (.78)          (.12)             -               -               -
                                  ----------------------------------------------------------------------
Total distributions                   (.96)          (.35)          (.23)           (.24)           (.25)
                                  ----------------------------------------------------------------------
Net asset value at end
  of period                       $  13.29       $  13.72       $  12.56        $  10.87        $  11.15
                                  ======================================================================
Total return (%)*                     3.95          12.16          17.90            (.20)          17.32
Net assets at end of
  period (000)                    $378,384       $340,974       $278,214        $222,427        $226,948
Ratios to average net assets:**
  Expenses (%)(a)                     1.38           1.38           1.38            1.38            1.38
  Expenses, excluding
    reimbursements (%)(a)             1.75           1.74           1.79            1.90            1.91
  Net investment income (%)           1.45           1.53           2.01            2.26            1.95
Portfolio turnover (%)                  62             64             70              85(b)          133(b)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $363,390,000.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -              -           (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Reflects decreased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

54  | USAA FIRST START GROWTH FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING                ENDING              DURING PERIOD*
                                         ACCOUNT VALUE           ACCOUNT VALUE         FEBRUARY 1, 2015 -
                                        FEBRUARY 1, 2015        JULY 31, 2015           JULY 31, 2015
                                        -----------------------------------------------------------------
Actual                                     $1,000.00               $1,027.80                  $6.94

Hypothetical
 (5% return before expenses)                1,000.00                1,017.95                   6.90

*Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 2.78% for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

56  | USAA FIRST START GROWTH FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

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58  | USAA FIRST START GROWTH FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fee, including the amount of management fees retained by the Manager after payment of the subadvisory fee. The Board also took into account management's discussion of the factors contributing to the level of Fund expenses and the Manager's current undertaking to maintain expense limitations with respect to the Fund, noting that the Manager reimbursed Fund expenses during the previous year. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and lower than its Lipper index for the one-, three-, and five-year periods ended December 31, 2014.

The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2014, was in the top 45% of its performance universe for the

================================================================================

60  | USAA FIRST START GROWTH FUND

================================================================================

three-year period ended December 31, 2014, and was in the top 35% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waivers and expense reimbursement arrangement by the Manager and the fact that the Manager also pays the subadvisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the

================================================================================

62  | USAA FIRST START GROWTH FUND

================================================================================

materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance, among other data, during the one-, three-, and five-year periods ended December 31, 2014, as compared to the Fund's peer group

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, it determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

64  | USAA FIRST START GROWTH FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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66  | USAA FIRST START GROWTH FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds.
Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

68  | USAA FIRST START GROWTH FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2)  Member of Executive Committee.
   (3)  Member of Audit and Compliance Committee.
   (4)  Member of Product Management and Distribution Committee.
   (5)  Member of Corporate Governance Committee.
   (6)  Member of Investments Committee.
   (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
   (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
   (+)  Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

70  | USAA FIRST START GROWTH FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13).
Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

72  | USAA FIRST START GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA        We know what it means to serve.(R)             10%

   =============================================================================
   31711-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA GROWTH FUND]

 ==============================================================

     ANNUAL REPORT
     USAA GROWTH FUND
     FUND SHARES o INSTITUTIONAL SHARES
     JULY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Distributions to Shareholders
                                                                             10
    Report of Independent Registered
      Public Accounting Firm                                                 11

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        18

    Financial Statements                                                     19

    Notes to Financial Statements                                            22

EXPENSE EXAMPLE                                                              37

ADVISORY AGREEMENT(S)                                                        39

TRUSTEES' AND OFFICERS' INFORMATION                                          47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209370-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GROWTH FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in a diversified portfolio of equity securities selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Loomis, Sayles & Company, L.P.             Renaissance Investment Management

    AZIZ V. HAMZAOGULLARI, CFA                 MICHAEL E. SCHROER, CFA
                                               PAUL A. RADOMSKI, CFA
                                               ERIC J. STRANGE, CPA, CFA

--------------------------------------------------------------------------------

o   PLEASE DISCUSS THE MARKET BACKDROP FOR THE REPORTING PERIOD.

    Stocks finished higher for the reporting period, but with considerable volatility along the way. As the reporting period opened, fears of deflation in major regions, most notably Europe and Japan, added to concerns about the impact on global growth of China's efforts to reform and restructure its economy. In October 2014, market jitters over increasing signs of possible global deflation and speculation about the impact of an improving U.S. employment rate on federal policy caused stock prices to decline. The biggest story in late 2014 was the decline in oil prices, likely attributable to an outlook of weakened global demand and continued strong supply. Stock prices increased in February of this year as oil prices stabilized and the prospect of European Central Bank sovereign bond purchases to avert eurozone deflation bolstered investor sentiment. During the remainder of the reporting period, equities essentially traded as investors monitored U.S. growth for indications of the potential timing of an increase in the federal interest rate by the Federal Reserve and supportive actions by global central banks were countered by growing concerns over Greece's ability to remain in the eurozone.

o   HOW DID THE USAA GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended July 31, 2015, the Fund Shares and Institutional

================================================================================

2  | USAA GROWTH FUND

================================================================================

    Shares had total returns of 17.50% and 17.57%, respectively. This compares to returns of 16.08% for the Russell 1000(R) Growth Index (the Index) and 15.69% for the Lipper Large-Cap Growth Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser. As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Loomis, Sayles & Company, L.P. (Loomis Sayles) and Renaissance Investment Management (Renaissance) are subadvisers to the Fund. The subadvisers each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID THE LOOMIS SAYLES PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    The Loomis Sayles portion of the Fund posted positive returns that were above the Index during the reporting period. Through their proprietary, bottom-up research framework, Loomis Sayles looks to invest assets of the Fund in high-quality businesses with sustainable competitive advantages and profitable growth when trading at a significant discount to intrinsic value. During the reporting period, outperformance was due primarily to stock selection in the consumer discretionary and financials sectors, as well as Loomis Sayles' underweight position in the energy sector. Stock selection in the health care and information technology sectors, as well as an underweight position in the consumer discretionary sector, detracted from the Fund's relative return.

    The largest contributor to performance was global energy drink company Monster Beverage Corp. The company reported strong results throughout the reporting period, but Coca-Cola's purchase of a significant equity stake in Monster that includes an energy drink exclusivity deal with Coke

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    was the primary driver of Monster's favorable performance. The largest detractor from returns was Schlumberger Ltd. The company reported a sharp decline in global revenue in the last half of the reporting period compared with the first half due to significantly reduced business activity and pricing pressure in the wake of the sharp decline in oil prices in late 2014. Loomis Sayles added to the Fund's position in Schlumberger Ltd. given the company's price weakness during the fourth quarter of 2014.

o   HOW DID RENAISSANCE'S PORTION OF THE FUND PERFORM DURING THE REPORTING
    PERIOD?

    Renaissance's portion of the Fund significantly outperformed the Index over the reporting period largely due to strong stock selection and favorable sector allocation. Stock selection was particularly favorable within the consumer discretionary and industrials sectors. Within the consumer discretionary segment, retail specialty stocks continued to post healthy gains, with especially noteworthy performances by O'Reilly Automotive, Inc., Foot Locker, Inc., AutoZone, Inc., and Lowe's Companies, Inc. Within the industrials sector, Renaissance's airline holdings continued to advance, with both Alaska Air Group, Inc. and Southwest Airlines Co. benefiting from healthy consumer demand, reduced airline capacity, and declining fuel costs. In contrast, Renaissance's positioning within the financials and information technology sectors detracted from relative return due to weak performance by SanDisk Corp., Corning, Inc., Franklin Resources, Inc., and American
    Express Co.

    Thank you for your continued investment in the Fund.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems.

================================================================================

4  | USAA GROWTH FUND

================================================================================

INVESTMENT OVERVIEW

USAA GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAAX)


--------------------------------------------------------------------------------
                                      7/31/15                      7/31/14
--------------------------------------------------------------------------------

Net Assets                          $1.3 Billion                $1.1 Billion
Net Asset Value Per Share              $25.91                      $23.62


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
    1 YEAR                      5 YEARS                           10 YEARS

    17.50%                      17.62%                             6.89%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      1.12%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Fund Shares' expense limitation was 1.00% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       RUSSELL 1000          LIPPER LARGE-CAP          USAA GROWTH
                       GROWTH INDEX         GROWTH FUNDS INDEX         FUND SHARES
 7/31/2005              $10,000.00             $10,000.00               $10,000.00
 8/31/2005                9,871.21               9,893.29                 9,827.94
 9/30/2005                9,916.67              10,011.73                10,041.29
10/31/2005                9,820.28               9,946.89                 9,951.82
11/30/2005               10,243.98              10,402.17                10,440.47
12/31/2005               10,211.86              10,375.53                10,474.88
 1/31/2006               10,391.14              10,658.44                10,812.11
 2/28/2006               10,374.63              10,514.66                10,667.58
 3/31/2006               10,527.82              10,616.05                10,688.23
 4/30/2006               10,513.50              10,599.38                10,543.70
 5/31/2006               10,157.14              10,104.90                 9,841.71
 6/30/2006               10,117.06              10,071.69                 9,800.41
 7/31/2006                9,924.37               9,813.83                 9,497.59
 8/31/2006               10,234.00              10,041.05                 9,600.83
 9/30/2006               10,515.22              10,257.56                 9,896.77
10/31/2006               10,884.87              10,566.16                10,199.59
11/30/2006               11,100.87              10,807.57                10,371.64
12/31/2006               11,138.46              10,864.74                10,426.70
 1/31/2007               11,424.78              11,145.16                10,839.64
 2/28/2007               11,210.04              10,893.59                10,454.23
 3/31/2007               11,270.84              10,975.56                10,598.76
 4/30/2007               11,801.47              11,421.15                10,901.58
 5/31/2007               12,226.03              11,807.92                11,321.40
 6/30/2007               12,043.53              11,696.56                11,179.57
 7/31/2007               11,856.81              11,548.14                11,035.01
 8/31/2007               12,045.75              11,738.44                11,234.64
 9/30/2007               12,550.35              12,454.50                12,005.65
10/31/2007               12,977.49              13,011.05                12,735.35
11/30/2007               12,499.43              12,480.60                12,170.86
12/31/2007               12,454.24              12,491.50                12,480.64
 1/31/2008               11,483.09              11,422.59                10,931.75
 2/29/2008               11,255.03              11,184.63                10,690.81
 3/31/2008               11,186.50              11,089.45                10,697.69
 4/30/2008               11,773.79              11,772.83                11,351.67
 5/31/2008               12,205.35              12,094.27                11,668.33
 6/30/2008               11,326.29              11,204.49                10,917.98
 7/31/2008               11,110.95              10,983.41                10,566.90
 8/31/2008               11,230.59              11,012.73                10,463.64
 9/30/2008                9,930.03               9,601.12                 9,024.89
10/31/2008                8,181.76               7,924.31                 7,462.23
11/30/2008                7,531.07               7,129.38                 6,760.06
12/31/2008                7,667.18               7,320.89                 6,837.97
 1/31/2009                7,298.35               6,942.44                 6,596.46
 2/28/2009                6,749.31               6,489.61                 6,134.16
 3/31/2009                7,351.32               7,047.29                 6,568.86
 4/30/2009                8,057.09               7,793.98                 6,996.67
 5/31/2009                8,456.50               8,220.67                 7,279.57
 6/30/2009                8,551.10               8,223.90                 7,272.67
 7/31/2009                9,158.45               8,843.60                 7,672.87
 8/31/2009                9,348.39               9,018.06                 7,803.97
 9/30/2009                9,746.03               9,451.14                 8,169.68
10/31/2009                9,614.02               9,264.15                 7,976.48
11/30/2009               10,204.64               9,822.94                 8,438.78
12/31/2009               10,520.05              10,139.37                 8,743.66
 1/31/2010               10,060.99               9,608.15                 8,211.86
 2/28/2010               10,406.75               9,948.99                 8,605.53
 3/31/2010               11,008.70              10,573.89                 9,151.14
 4/30/2010               11,131.72              10,682.65                 9,234.02
 5/31/2010               10,281.90               9,824.47                 8,543.37
 6/30/2010                9,715.72               9,259.05                 8,066.82
 7/31/2010               10,408.77               9,887.05                 8,646.97
 8/31/2010                9,922.79               9,401.67                 8,101.35
 9/30/2010               10,979.07              10,409.46                 9,109.70
10/31/2010               11,503.43              10,956.13                 9,572.44
11/30/2010               11,637.02              11,065.78                 9,682.94
12/31/2010               12,278.01              11,672.96                10,164.97
 1/31/2011               12,590.47              11,903.29                10,261.71
 2/28/2011               13,002.52              12,225.37                10,469.02
 3/31/2011               13,018.39              12,231.52                10,551.95
 4/30/2011               13,454.37              12,602.41                10,952.74
 5/31/2011               13,307.89              12,449.03                10,849.09
 6/30/2011               13,117.02              12,284.23                10,669.42
 7/31/2011               12,985.54              12,218.50                10,434.47
 8/31/2011               12,300.24              11,397.01                 9,757.27
 9/30/2011               11,393.90              10,402.41                 9,059.33
10/31/2011               12,644.26              11,650.93                10,178.79
11/30/2011               12,643.04              11,507.55                10,054.41
12/31/2011               12,602.39              11,333.92                 9,961.60
 1/31/2012               13,354.65              12,110.83                10,592.43
 2/29/2012               13,993.33              12,824.09                11,001.43
 3/31/2012               14,453.59              13,277.25                11,354.97
 4/30/2012               14,431.27              13,179.64                11,264.85
 5/31/2012               13,505.56              12,169.16                10,446.85
 6/30/2012               13,872.27              12,438.69                10,772.67
 7/31/2012               14,058.23              12,457.93                10,890.51
 8/31/2012               14,436.46              12,925.80                11,271.79
 9/30/2012               14,719.57              13,243.19                11,542.14
10/31/2012               14,289.96              12,782.77                11,257.92
11/30/2012               14,529.25              13,067.19                11,646.13
12/31/2012               14,525.24              13,138.06                11,747.48
 1/31/2013               15,147.78              13,705.15                12,478.22
 2/28/2013               15,336.27              13,778.38                12,596.53
 3/31/2013               15,911.59              14,211.62                12,888.83
 4/30/2013               16,249.33              14,395.83                13,055.85
 5/31/2013               16,551.20              14,775.21                13,480.38
 6/30/2013               16,239.74              14,475.84                13,264.63
 7/31/2013               17,100.80              15,380.93                13,953.61
 8/31/2013               16,807.72              15,196.04                13,640.44
 9/30/2013               17,556.72              16,064.84                14,294.63
10/31/2013               18,333.36              16,738.59                14,900.09
11/30/2013               18,850.53              17,238.89                15,345.50
12/31/2013               19,388.99              17,790.31                15,933.10
 1/31/2014               18,836.25              17,365.63                15,519.34
 2/28/2014               19,805.79              18,361.65                16,283.74
 3/31/2014               19,606.05              17,770.51                16,171.53
 4/30/2014               19,606.85              17,461.49                16,038.29
 5/31/2014               20,217.89              18,095.46                16,557.23
 6/30/2014               20,611.91              18,538.69                16,886.84
 7/31/2014               20,296.39              18,346.66                16,564.25
 8/31/2014               21,226.33              19,108.07                17,307.61
 9/30/2014               20,918.41              18,774.84                17,083.20
10/31/2014               21,469.64              19,323.72                17,553.05
11/30/2014               22,149.98              19,810.46                18,380.56
12/31/2014               21,919.22              19,629.29                18,291.57
 1/31/2015               21,583.57              19,309.80                17,885.93
 2/28/2015               23,022.24              20,527.62                19,050.28
 3/31/2015               22,760.40              20,305.33                18,794.87
 4/30/2015               22,874.39              20,300.77                18,802.39
 5/31/2015               23,196.37              20,689.99                19,102.86
 6/30/2015               22,787.73              20,496.54                18,682.19
 7/31/2015               23,560.48              21,224.37                19,463.44

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA GROWTH FUND

================================================================================

USAA GROWTH FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIGRX)


--------------------------------------------------------------------------------
                                      7/31/15                      7/31/14
--------------------------------------------------------------------------------

Net Assets                         $866.0 Million              $717.6 Million
Net Asset Value Per Share              $25.86                      $23.57


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
    1 YEAR                      5 YEARS               SINCE INCEPTION 8/01/08

    17.57%                      17.68%                         9.31%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                     1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       RUSSELL 1000          LIPPER LARGE-CAP          USAA GROWTH FUND
                       GROWTH INDEX         GROWTH FUNDS INDEX       INSTITUTIONAL SHARES
 7/31/2008              $10,000.00              $10,000.00               $10,000.00
 8/31/2008               10,107.67               10,026.70                 9,980.30
 9/30/2008                8,937.16                8,741.47                 8,608.01
10/31/2008                7,363.69                7,214.80                 7,117.53
11/30/2008                6,778.06                6,491.05                 6,447.80
12/31/2008                6,900.56                6,665.41                 6,520.15
 1/31/2009                6,568.61                6,320.85                 6,289.64
 2/28/2009                6,074.46                5,908.55                 5,854.96
 3/31/2009                6,616.28                6,416.31                 6,269.88
 4/30/2009                7,251.48                7,096.14                 6,671.63
 5/31/2009                7,610.95                7,484.63                 6,941.65
 6/30/2009                7,696.10                7,487.57                 6,941.65
 7/31/2009                8,242.73                8,051.78                 7,323.64
 8/31/2009                8,413.67                8,210.62                 7,448.78
 9/30/2009                8,771.55                8,604.93                 7,797.83
10/31/2009                8,652.74                8,434.67                 7,613.43
11/30/2009                9,184.30                8,943.43                 8,054.69
12/31/2009                9,468.18                9,231.53                 8,348.25
 1/31/2010                9,055.02                8,747.88                 7,840.09
 2/28/2010                9,366.21                9,058.20                 8,216.26
 3/31/2010                9,907.97                9,627.15                 8,744.21
 4/30/2010               10,018.69                9,726.17                 8,823.41
 5/31/2010                9,253.84                8,944.83                 8,163.47
 6/30/2010                8,744.28                8,430.03                 7,701.51
 7/31/2010                9,368.02                9,001.80                 8,262.46
 8/31/2010                8,930.63                8,559.89                 7,741.10
 9/30/2010                9,881.30                9,477.45                 8,704.62
10/31/2010               10,353.23                9,975.17                 9,153.38
11/30/2010               10,473.47               10,075.00                 9,258.97
12/31/2010               11,050.36               10,627.81                 9,716.04
 1/31/2011               11,331.58               10,837.52                 9,815.11
 2/28/2011               11,702.43               11,130.76                10,013.27
 3/31/2011               11,716.72               11,136.36                10,092.53
 4/30/2011               12,109.10               11,474.04                10,475.62
 5/31/2011               11,977.27               11,334.40                10,376.54
 6/30/2011               11,805.49               11,184.35                10,204.81
 7/31/2011               11,687.16               11,124.51                 9,980.24
 8/31/2011               11,070.37               10,376.57                 9,339.55
 9/30/2011               10,254.66                9,471.02                 8,672.44
10/31/2011               11,380.00               10,607.76                 9,742.46
11/30/2011               11,378.90               10,477.21                 9,623.57
12/31/2011               11,342.31               10,319.13                 9,534.56
 1/31/2012               12,019.35               11,026.47                10,138.35
 2/29/2012               12,594.17               11,675.87                10,529.81
 3/31/2012               13,008.42               12,088.46                10,868.20
 4/30/2012               12,988.33               11,999.59                10,781.94
 5/31/2012               12,155.17               11,079.58                10,005.64
 6/30/2012               12,485.22               11,324.98                10,310.86
 7/31/2012               12,652.59               11,342.50                10,423.65
 8/31/2012               12,992.99               11,768.47                10,788.58
 9/30/2012               13,247.80               12,057.45                11,053.98
10/31/2012               12,861.15               11,638.25                10,775.31
11/30/2012               13,076.51               11,897.21                11,153.51
12/31/2012               13,072.90               11,961.73                11,249.13
 1/31/2013               13,633.19               12,478.05                11,950.11
 2/28/2013               13,802.84               12,544.72                12,063.60
 3/31/2013               14,320.63               12,939.17                12,337.32
 4/30/2013               14,624.61               13,106.88                12,504.22
 5/31/2013               14,896.29               13,452.29                12,904.79
 6/30/2013               14,615.98               13,179.73                12,697.83
 7/31/2013               15,390.94               14,003.78                13,365.43
 8/31/2013               15,127.16               13,835.45                13,065.01
 9/30/2013               15,801.28               14,626.46                13,685.88
10/31/2013               16,500.26               15,239.89                14,266.70
11/30/2013               16,965.71               15,695.40                14,693.96
12/31/2013               17,450.34               16,197.44                15,253.33
 1/31/2014               16,952.86               15,810.78                14,863.08
 2/28/2014               17,825.47               16,717.63                15,589.75
 3/31/2014               17,645.70               16,179.41                15,482.09
 4/30/2014               17,646.42               15,898.07                15,360.98
 5/31/2014               18,196.36               16,475.27                15,852.16
 6/30/2014               18,550.98               16,878.82                16,168.39
 7/31/2014               18,267.01               16,703.98                15,858.89
 8/31/2014               19,103.97               17,397.21                16,572.10
 9/30/2014               18,826.84               17,093.82                16,356.79
10/31/2014               19,322.96               17,593.55                16,807.59
11/30/2014               19,935.27               18,036.71                17,594.82
12/31/2014               19,727.58               17,871.76                17,512.60
 1/31/2015               19,425.49               17,580.88                17,130.49
 2/28/2015               20,720.31               18,689.66                18,240.79
 3/31/2015               20,484.65               18,487.27                17,995.66
 4/30/2015               20,587.24               18,483.12                18,010.08
 5/31/2015               20,877.03               18,837.49                18,298.47
 6/30/2015               20,509.25               18,661.37                17,894.72
 7/31/2015               21,204.73               19,324.03                18,644.55

                                   [END CHART]

                         Data from 7/31/08 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Institutional Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA GROWTH FUND

================================================================================

                          o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

Amazon.com, Inc. ................................................. 4.4%
Visa, Inc. "A" ................................................... 3.9%
Facebook, Inc. "A" ............................................... 3.6%
Oracle Corp.  .................................................... 3.4%
Cisco Systems, Inc. .............................................. 3.2%
Monster Beverage Corp. ........................................... 2.8%
QUALCOMM, Inc. ................................................... 2.4%
Novo Nordisk A/S ADR ............................................. 2.4%
Danone ADR ....................................................... 2.3%
Amgen, Inc. ...................................................... 2.3%

                         o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                             37.4%
CONSUMER DISCRETIONARY                                             15.6%
HEALTH CARE                                                        15.5%
CONSUMER STAPLES                                                   12.6%
INDUSTRIALS                                                         8.6%
FINANCIALS                                                          6.5%
ENERGY                                                              2.1%
MATERIALS                                                           1.3%
MONEY MARKET INSTRUMENTS                                            0.6%

                             [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

  DIVIDEND RECEIVED                 LONG-TERM
 DEDUCTION (CORPORATE              CAPITAL GAIN               QUALIFIED INTEREST
   SHAREHOLDERS)(1)               DISTRIBUTIONS(2)                  INCOME
--------------------------------------------------------------------------------
       65.70%                      $110,500,000                     $5,000
-------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

10  | USAA GROWTH FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/  ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.6%)

              CONSUMER DISCRETIONARY (15.6%)
              ------------------------------
              APPAREL RETAIL (2.2%)
     222,025  Foot Locker, Inc.                                                            $ 15,664
     412,592  Gap, Inc.                                                                      15,051
     313,216  Ross Stores, Inc.                                                              16,651
                                                                                           --------
                                                                                             47,366
                                                                                           --------
              AUTOMOTIVE RETAIL (1.5%)
      23,610  AutoZone, Inc.*                                                                16,549
      65,127  O'Reilly Automotive, Inc.*                                                     15,651
                                                                                           --------
                                                                                             32,200
                                                                                           --------
              DEPARTMENT STORES (0.7%)
     221,937  Macy's, Inc.                                                                   15,327
                                                                                           --------
              GENERAL MERCHANDISE STORES (0.8%)
     204,843  Dollar General Corp.                                                           16,463
                                                                                           --------
              HOME IMPROVEMENT RETAIL (2.3%)
     134,161  Home Depot, Inc.                                                               15,701
     473,733  Lowe's Companies, Inc.                                                         32,858
                                                                                           --------
                                                                                             48,559
                                                                                           --------
              HOMEFURNISHING RETAIL (0.7%)
     217,782  Bed Bath & Beyond, Inc.*                                                       14,206
                                                                                           --------
              HOTELS, RESORTS & CRUISE LINES (0.8%)
     196,268  Royal Caribbean Cruises Ltd.                                                   17,635
                                                                                           --------
              INTERNET RETAIL (4.4%)
     174,152  Amazon.com, Inc.*                                                              93,371
                                                                                           --------
              MOVIES & ENTERTAINMENT (0.8%)
     135,788  Walt Disney Co.                                                                16,294
                                                                                           --------
              RESTAURANTS (1.4%)
     344,952  Yum! Brands, Inc.                                                              30,273
                                                                                           --------
              Total Consumer Discretionary                                                  331,694
                                                                                           --------

================================================================================

12  | USAA GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (12.6%)
              ------------------------
              AGRICULTURAL PRODUCTS (0.7%)
     298,848  Archer-Daniels-Midland Co.                                                   $ 14,171
                                                                                           --------
              BREWERS (1.6%)
     661,510  SABMiller plc ADR                                                              34,693
                                                                                           --------
              DRUG RETAIL (0.8%)
     150,247  CVS Health Corp.                                                               16,898
                                                                                           --------
              FOOD RETAIL (0.8%)
     432,234  Kroger Co.                                                                     16,961
                                                                                           --------
              HOUSEHOLD PRODUCTS (1.7%)
     475,230  Procter & Gamble Co.                                                           36,450
                                                                                           --------
              PACKAGED FOODS & MEAT (2.3%)
   3,662,257  Danone ADR                                                                     49,880
                                                                                           --------
              SOFT DRINKS (4.7%)
     967,651  Coca-Cola Co.                                                                  39,751
     391,413  Monster Beverage Corp.*                                                        60,102
                                                                                           --------
                                                                                             99,853
                                                                                           --------
              Total Consumer Staples                                                        268,906
                                                                                           --------

              ENERGY (2.1%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (2.1%)
     284,929  National Oilwell Varco, Inc.                                                   12,004
     399,090  Schlumberger Ltd.                                                              33,053
                                                                                           --------
                                                                                             45,057
                                                                                           --------
              Total Energy                                                                   45,057
                                                                                           --------
              FINANCIALS (6.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (3.5%)
      42,877  BlackRock, Inc.                                                                14,421
     280,218  Franklin Resources, Inc.                                                       12,764
     897,868  SEI Investments Co.                                                            47,865
                                                                                           --------
                                                                                             75,050
                                                                                           --------
              CONSUMER FINANCE (1.3%)
     366,347  American Express Co.                                                           27,864
                                                                                           --------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     154,307  Greenhill & Co., Inc.                                                           6,069
                                                                                           --------
              LIFE & HEALTH INSURANCE (0.7%)
     169,194  Prudential Financial, Inc.                                                     14,950
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.7%)
     102,534  Signature Bank*                                                              $ 14,928
                                                                                           --------
              Total Financials                                                              138,861
                                                                                           --------
              HEALTH CARE (15.5%)
              -------------------
              BIOTECHNOLOGY (3.6%)
     282,147  Amgen, Inc.                                                                    49,824
      37,232  Biogen, Inc.*                                                                  11,869
     127,071  Gilead Sciences, Inc.                                                          14,977
                                                                                           --------
                                                                                             76,670
                                                                                           --------
              HEALTH CARE DISTRIBUTORS (0.7%)
      64,923  McKesson Corp.                                                                 14,320
                                                                                           --------
              HEALTH CARE EQUIPMENT (3.1%)
     107,781  Edwards Lifesciences Corp.*                                                    16,400
     377,358  Varian Medical Systems, Inc.*                                                  32,479
     176,299  Zimmer Biomet Holdings, Inc.                                                   18,348
                                                                                           --------
                                                                                             67,227
                                                                                           --------
              HEALTH CARE SERVICES (1.5%)
     174,023  Express Scripts Holdings Co.*                                                  15,674
     128,111  Laboratory Corp. of America Holdings*                                          16,307
                                                                                           --------
                                                                                             31,981
                                                                                           --------
              MANAGED HEALTH CARE (1.3%)
      92,895  Anthem, Inc.                                                                   14,331
      93,924  Cigna Corp.                                                                    13,531
                                                                                           --------
                                                                                             27,862
                                                                                           --------
              PHARMACEUTICALS (5.3%)
     328,201  Merck & Co., Inc.                                                              19,351
     403,846  Novartis AG ADR                                                                41,899
     859,523  Novo Nordisk A/S ADR                                                           50,677
                                                                                           --------
                                                                                            111,927
                                                                                           --------
              Total Health Care                                                             329,987
                                                                                           --------
              INDUSTRIALS (8.6%)
              ------------------
              AEROSPACE & DEFENSE (0.8%)
     110,072  Boeing Co.                                                                     15,869
                                                                                           --------
              AIR FREIGHT & LOGISTICS (3.6%)
     833,881  Expeditors International of Washington, Inc.                                   39,084
     356,285  United Parcel Service, Inc. "B"                                                36,469
                                                                                           --------
                                                                                             75,553
                                                                                           --------

================================================================================

14  | USAA GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              AIRLINES (1.4%)
     207,013  Alaska Air Group, Inc.                                                       $ 15,681
     387,939  Southwest Airlines Co.                                                         14,044
                                                                                           --------
                                                                                             29,725
                                                                                           --------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
     103,811  Cummins, Inc.                                                                  13,447
                                                                                           --------
              DIVERSIFIED SUPPORT SERVICES (0.7%)
     183,249  Cintas Corp.                                                                   15,668
                                                                                           --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
     126,181  Rockwell Automation, Inc.                                                      14,735
                                                                                           --------
              INDUSTRIAL CONGLOMERATES (0.8%)
     187,169  Danaher Corp.                                                                  17,137
                                                                                           --------
              Total Industrials                                                             182,134
                                                                                           --------
              INFORMATION TECHNOLOGY (37.4%)
              ------------------------------
              APPLICATION SOFTWARE (3.3%)
     553,476  Autodesk, Inc.*                                                                27,995
     167,115  FactSet Research Systems, Inc.                                                 27,684
     305,518  Synopsys, Inc.*                                                                15,533
                                                                                           --------
                                                                                             71,212
                                                                                           --------
              COMMUNICATIONS EQUIPMENT (6.4%)
   2,391,379  Cisco Systems, Inc.                                                            67,963
     128,997  F5 Networks, Inc.*                                                             17,304
     799,660  QUALCOMM, Inc.                                                                 51,490
                                                                                           --------
                                                                                            136,757
                                                                                           --------
              DATA PROCESSING & OUTSOURCED SERVICES (4.4%)
     135,403  Automatic Data Processing, Inc.                                                10,801
   1,094,688  Visa, Inc. "A"                                                                 82,474
                                                                                           --------
                                                                                             93,275
                                                                                           --------
              ELECTRONIC COMPONENTS (0.6%)
     716,708  Corning, Inc.                                                                  13,388
                                                                                           --------
              HOME ENTERTAINMENT SOFTWARE (0.8%)
     227,523  Electronic Arts, Inc.*                                                         16,279
                                                                                           --------
              INTERNET SOFTWARE & SERVICES (9.4%)
     471,608  Alibaba Group Holding Ltd. ADR*                                                36,946
     823,240  Facebook, Inc. "A"*                                                            77,393
      70,718  Google, Inc. "A"*                                                              46,497
      63,251  Google, Inc. "C"*                                                              39,570
                                                                                           --------
                                                                                            200,406
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.7%)
     180,841  Lam Research Corp.                                                         $   13,901
                                                                                         ----------
              SEMICONDUCTORS (2.9%)
      93,783  Analog Devices, Inc.                                                            5,471
     606,466  ARM Holdings plc ADR                                                           28,528
     142,049  Skyworks Solutions, Inc.                                                       13,590
     286,281  Texas Instruments, Inc.                                                        14,308
                                                                                         ----------
                                                                                             61,897
                                                                                         ----------
              SYSTEMS SOFTWARE (5.5%)
   961,999    Microsoft Corp.                                                                44,925
 1,781,433    Oracle Corp.                                                                   71,151
                                                                                         ----------
                                                                                            116,076
                                                                                         ----------
              TECHNOLOGY DISTRIBUTORS (0.7%)
     256,931  Arrow Electronics, Inc.*                                                       14,940
                                                                                         ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.7%)
     119,331  Apple, Inc.                                                                    14,475
     558,997  EMC Corp.                                                                      15,031
     207,760  SanDisk Corp.                                                                  12,526
     167,944  Western Digital Corp.                                                          14,453
                                                                                         ----------
                                                                                             56,485
                                                                                         ----------
              Total Information Technology                                                  794,616
                                                                                         ----------
              MATERIALS (1.3%)
              ----------------
              DIVERSIFIED CHEMICALS (0.6%)
     287,625  Dow Chemical Co.                                                               13,536
                                                                                         ----------
              SPECIALTY CHEMICALS (0.7%)
     136,550  PPG Industries, Inc.                                                           14,799
                                                                                         ----------
              Total Materials                                                                28,335
                                                                                         ----------
              Total Common Stocks (cost: $1,429,484)                                      2,119,590
                                                                                         ----------

              MONEY MARKET INSTRUMENTS (0.6%)

              MONEY MARKET FUNDS (0.6%)
  13,354,650  State Street Institutional Liquid Reserves Fund Premier Class, 0.11%(a)
                (cost: $13,355)                                                              13,355
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $1,442,839)                                       $2,132,945
                                                                                         ==========


================================================================================

16  | USAA GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                  VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS          INPUTS            TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $2,119,590                 $-               $-       $2,119,590

Money Market Instruments:
  Money Market Funds                         13,355                  -                -           13,355
--------------------------------------------------------------------------------------------------------
Total                                    $2,132,945                 $-               $-       $2,132,945
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at July 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,442,839)                       $2,132,945
   Receivables:
      Capital shares sold                                                                     1,042
      Dividends and interest                                                                  1,096
      Securities sold                                                                         2,435
                                                                                         ----------
           Total assets                                                                   2,137,518
                                                                                         ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                 7,825
   Accrued management fees                                                                    1,394
   Accrued transfer agent's fees                                                                 83
   Other accrued expenses and payables                                                          145
                                                                                         ----------
           Total liabilities                                                                  9,447
                                                                                         ----------
              Net assets applicable to capital shares outstanding                        $2,128,071
                                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $1,323,868
   Accumulated net realized gain on investments                                             114,097
   Net unrealized appreciation of investments                                               690,106
                                                                                         ----------
              Net assets applicable to capital shares outstanding                        $2,128,071
                                                                                         ==========
   Net asset value, redemption price, and offering price per share:
           Fund Shares (net assets of $1,262,075/48,713 shares outstanding)              $    25.91
                                                                                         ==========
           Institutional Shares (net assets of $865,996/33,486
              shares outstanding)                                                        $    25.86
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $462)                                       $ 27,009
   Interest                                                                                      25
                                                                                           --------
       Total income                                                                          27,034
                                                                                           --------
EXPENSES
   Management fees                                                                           15,910
   Administration and servicing fees:
       Fund Shares                                                                            1,817
       Institutional Shares                                                                     826
   Transfer agent's fees:
       Fund Shares                                                                            1,777
       Institutional Shares                                                                     826
   Custody and accounting fees:
       Fund Shares                                                                              140
       Institutional Shares                                                                      89
   Postage:
       Fund Shares                                                                               88
       Institutional Shares                                                                      66
   Shareholder reporting fees:
       Fund Shares                                                                               38
       Institutional Shares                                                                      11
   Trustees' fees                                                                                26
   Registration fees:
       Fund Shares                                                                               46
       Institutional Shares                                                                      35
   Professional fees                                                                            135
   Other                                                                                         29
                                                                                           --------
            Total expenses                                                                   21,859
   Expenses paid indirectly:
       Fund Shares                                                                              (15)
       Institutional Shares                                                                     (10)
   Expenses reimbursed:
       Fund Shares                                                                             (447)
                                                                                           --------
            Net expenses                                                                     21,387
                                                                                           --------
NET INVESTMENT INCOME                                                                         5,647
                                                                                           --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                        153,331
   Change in net unrealized appreciation/(depreciation)                                     166,123
                                                                                           --------
            Net realized and unrealized gain                                                319,454
                                                                                           --------
   Increase in net assets resulting from operations                                        $325,101
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

20  | USAA GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------------------

                                                                        2015           2014
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $    5,647      $    6,510
   Net realized gain on investments                                 153,331         138,183
   Change in net unrealized appreciation/(depreciation)
      of investments                                                166,123         128,994
                                                                 --------------------------
      Increase in net assets resulting from operations              325,101         273,687
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (14,131)         (6,689)
      Institutional Shares                                           (9,931)         (5,486)
                                                                 --------------------------
           Total distributions of net investment income             (24,062)        (12,175)
                                                                 --------------------------
   Net realized gains:
      Fund Shares                                                   (67,618)              -
      Institutional Shares                                          (46,698)              -
                                                                 --------------------------
           Total distributions of net realized gains               (114,316)              -
                                                                 --------------------------
      Distributions to shareholders                                (138,378)        (12,175)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                       49,443         157,483
   Institutional Shares                                              72,793         (60,425)
                                                                 --------------------------
       Total net increase in net assets from
            capital share transactions                              122,236          97,058
                                                                 --------------------------
   Capital contribution from USAA Transfer Agency Company:
       Fund Shares                                                        -               5
                                                                 --------------------------
   Net increase in net assets                                       308,959         358,575

NET ASSETS
  Beginning of year                                               1,819,112       1,460,537
                                                                 --------------------------
  End of year                                                    $2,128,071      $1,819,112
                                                                 --------------------------

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

22  | USAA GROWTH FUND

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   5. Repurchase agreements are valued at cost.

================================================================================

24  | USAA GROWTH FUND

================================================================================

   6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $15,000 and $10,000, respectively. For the year ended July 31, 2015, there were no custodian and other bank credits.

================================================================================

26  | USAA GROWTH FUND

================================================================================

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period. For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $10,000, which represents 2.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for non-REIT return of capital dividend and distributions adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $18,415,000. These reclassifications had no effect on net assets

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                               2015                       2014
                                                          ----------------------------------------
Ordinary income*                                          $ 27,878,000                 $10,324,000
Long-term realized capital gain                            110,500,000                   1,851,000
                                                          ------------                 -----------
  Total distributions paid                                $138,378,000                 $12,175,000
                                                          ============                 ===========

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                                       $  7,100,000
Undistributed long-term capital gains                                                 108,911,000
Unrealized appreciation of investments                                                688,192,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

28  | USAA GROWTH FUND

================================================================================

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $624,624,000 and $634,499,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $1,444,753,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $714,833,000 and $26,641,000, respectively, resulting in net unrealized appreciation of $688,192,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund. Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                         YEAR ENDED                   YEAR ENDED
                                       JULY 31, 2015                JULY 31, 2014
-------------------------------------------------------------------------------------
                                   SHARES         AMOUNT        SHARES       AMOUNT
                                   --------------------------------------------------
FUND SHARES:
Shares sold                         8,489       $ 210,943       12,026      $ 270,657
Shares issued from reinvested
 dividends                          3,305          80,688          302          6,588
Shares redeemed                    (9,724)       (242,188)      (5,378)      (119,762)
                                   --------------------------------------------------
Net increase from capital
 share transactions                 2,070       $  49,443        6,950      $ 157,483
                                   ==================================================
INSTITUTIONAL SHARES:
Shares sold                         6,240       $ 153,659        4,576      $ 101,549
Shares issued from reinvested
 dividends                          2,324          56,608          252          5,486
Shares redeemed                    (5,526)       (137,474)      (7,578)      (167,460)
                                   --------------------------------------------------
Net increase (decrease) from
 capital share transactions         3,038       $  72,793       (2,750)     $ (60,425)
                                   ==================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and

================================================================================

30  | USAA GROWTH FUND

================================================================================

   paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                    ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                                 (IN BASIS POINTS)(1)
---------------------------------------------------------------------------
+/- 100 to 400                                       +/- 4
+/- 401 to 700                                       +/- 5
+/- 701 and greater                                  +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $15,910,000, which included a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

   performance adjustment for the Fund Shares and Institutional Shares of $378,000 and $248,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.03% and 0.03%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into Investment Subadvisory Agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Renaissance Investment Management (Renaissance), under which Loomis Sayles and Renaissance each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Loomis Sayles, of $2,273,000.

   The Manager (not the Fund) pays Renaissance a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Renaissance manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Renaissance, of $1,806,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,817,000 and $826,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the

================================================================================

32  | USAA GROWTH FUND

================================================================================

   Manager $57,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Fund Shares to 1.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement for the Fund Shares. For the year ended July 31, 2015, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $447,000.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,777,000 and $826,000, respectively. At July 31, 2015, the Fund recorded a reclassification of less than $500 for SAS adjustments to income distribution payable.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative                                          0.1
USAA Cornerstone Equity                                                0.4
USAA Target Retirement Income                                          0.4
USAA Target Retirement 2020                                            1.1
USAA Target Retirement 2030                                            3.0
USAA Target Retirement 2040                                            3.9
USAA Target Retirement 2050                                            1.8
USAA Target Retirement 2060                                            0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

34  | USAA GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED JULY 31,
                                     -------------------------------------------------------------------------
                                           2015             2014          2013              2012          2011
                                     -------------------------------------------------------------------------
Net asset value at
 beginning of period                 $    23.62       $    20.05      $  15.71        $    15.10      $  12.52
                                     -------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                      .28              .11           .13               .06           .04
 Net realized and
  unrealized gain                          3.73             3.63          4.28               .59          2.55
                                     -------------------------------------------------------------------------
Total from investment operations           4.01             3.74          4.41               .65          2.59
                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (.28)            (.17)         (.07)             (.04)         (.01)
 Realized capital gains                   (1.44)               -             -                 -             -
                                     -------------------------------------------------------------------------
Total distributions                       (1.72)            (.17)         (.07)             (.04)         (.01)
                                     -------------------------------------------------------------------------
Net asset value at end of period     $    25.91       $    23.62      $  20.05        $    15.71      $  15.10
                                     =========================================================================
Total return (%)*                         17.50            18.71         28.13              4.37         20.67
Net assets at end of
 period (000)                        $1,262,075       $1,101,533      $796,024        $1,035,999      $794,896
Ratios to average net assets:**
 Expenses (%)(a)                           1.08(b)          1.00          1.00              1.00          1.00
 Expenses, excluding
  reimbursements (%)(a)                    1.11             1.12          1.19              1.17          1.17
 Net investment income (%)                  .25              .39           .51               .42           .30
Portfolio turnover (%)                       31               31            28                43            39(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,212,499,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average net assets.
(c) Reflects overall decrease in purchases and sales of securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED JULY 31,
                                     -------------------------------------------------------------------------
                                         2015             2014            2013            2012            2011
                                     -------------------------------------------------------------------------
Net asset value at
 beginning of period                 $  23.57         $  20.02        $  15.71        $  15.11        $  12.52
                                     -------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                    .30              .10             .10(a)          .06             .06
 Net realized and unrealized gain        3.72             3.62            4.32(a)          .60            2.54
                                     -------------------------------------------------------------------------
Total from investment operations         4.02             3.72            4.42(a)          .66            2.60
                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.29)            (.17)           (.11)           (.06)           (.01)
 Realized capital gains                 (1.44)               -               -               -               -
                                     -------------------------------------------------------------------------
Total distributions                     (1.73)            (.17)           (.11)           (.06)           (.01)
                                     -------------------------------------------------------------------------
Net asset value at end of period     $  25.86         $  23.57        $  20.02        $  15.71        $  15.11
                                     =========================================================================
Total return (%)*                       17.57            18.66           28.22            4.44           20.79
Net assets at end of
 period (000)                        $865,996         $717,579        $664,513        $233,849        $157,225
Ratios to average net assets:**
 Expenses (%)(b)                         1.01             1.00             .99             .95             .86(c)
 Expenses, excluding
  reimbursements (%)(b)                  1.01             1.00             .99             .95             .86
 Net investment income (%)                .31              .39             .53             .46             .43
Portfolio turnover (%)                     31               31              28              43              39(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $826,881,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.87% of the Institutional Shares' average net assets.
(d) Reflects overall decrease in purchases and sales of securities.

================================================================================

36  | USAA GROWTH FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING                ENDING              DURING PERIOD*
                                         ACCOUNT VALUE           ACCOUNT VALUE         FEBRUARY 1, 2015 -
                                        FEBRUARY 1, 2015         JULY 31, 2015           JULY 31, 2015
                                        -----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,088.20                  $5.75

Hypothetical
 (5% return before expenses)                1,000.00               1,019.29                   5.56

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,088.40                   5.23

Hypothetical
 (5% return before expenses)                1,000.00               1,019.79                   5.06

*Expenses are equal to the annualized expense ratio of 1.11% for Fund Shares and 1.01% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 8.82% for Fund Shares and 8.84% for Institutional Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

38  | USAA GROWTH FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements between the Manager and each Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and each Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

concerning the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the

================================================================================

40  | USAA GROWTH FUND

================================================================================

Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement.

In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

other data, the Board noted that the Fund's management fee rate-which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were equal to the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager. The Board also considered and discussed information about the Subadvisers' fees, including the amount of management fees retained by the Manager after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2014, was in the top 15% of its performance universe for the three-year period ended December 31, 2014, and was in the top 30% of its performance universe for the five-year period ended December 31, 2014.

================================================================================

42  | USAA GROWTH FUND

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and had reimbursed expenses of the Fund during the previous year. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fact that the Manager also pays the Fund's subadvisory fees. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees considered, based on the

================================================================================

44  | USAA GROWTH FUND

================================================================================

materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of each Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in each Subadviser's management of the Fund was not a material factor in considering each Subadvisory Agreement.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's experience and resources in

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS - The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

46  | USAA GROWTH FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

48  | USAA GROWTH FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds.
Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

50  | USAA GROWTH FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit and Compliance Committee.
   (4) Member of Product Management and Distribution Committee.
   (5) Member of Corporate Governance Committee.
   (6) Member of Investments Committee.
   (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
   (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
   (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

52  | USAA GROWTH FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13).
Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

(1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

54  | USAA GROWTH FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1700
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      We know what it means to serve.(R)

    ============================================================================
    23419-0915                               (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

 ==============================================================

       ANNUAL REPORT
       USAA GROWTH & INCOME FUND
       FUND SHARES o ADVISER SHARES
       JULY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          5

FINANCIAL INFORMATION

    Distributions to Shareholders                                           10

    Report of Independent Registered
      Public Accounting Firm                                                11

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       20

    Financial Statements                                                    21

    Notes to Financial Statements                                           24

EXPENSE EXAMPLE                                                             40

ADVISORY AGREEMENT(S)                                                       42

TRUSTEES' AND OFFICERS' INFORMATION                                         50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209368-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GROWTH & INCOME FUND (THE FUND) SEEKS CAPITAL GROWTH WITH A SECONDARY INVESTMENT OBJECTIVE OF CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital growth and income. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company          Barrow, Hanley, Mewhinney & Strauss,
    JOHN B. JARES, CFA                      LLC

    JOHN P. TOOHEY, CFA                     MARK GIAMBRONE
                                            MICHAEL B. NAYFA, CFA
                                            TERRY L. PELZEL, CFA

--------------------------------------------------------------------------------

o   PLEASE DISCUSS THE MARKET BACKDROP DURING THE REPORTING PERIOD.

    Stocks finished higher for the reporting period, but with considerable volatility along the way. As the reporting period opened, fears of deflation in major regions, most notably Europe and Japan, added to concerns about the impact on global growth of China's efforts to reform and restructure its economy. In October 2014, market jitters over increasing signs of possible global deflation and speculation about the impact of an improving U.S. employment rate on federal policy caused stock prices to decline. The biggest story in late 2014 was the decline in oil prices, likely attributable to an outlook of weakened global demand and continued strong supply. Stock prices increased in February 2015 of this year, as oil prices stabilized and the prospect of European Central Bank sovereign bond purchases to avert eurozone deflation bolstered investor sentiment. During the remainder of the reporting period, equity securities essentially traded within a range, as investors monitored U.S. growth for indications of the potential timing of an increase in the federal interest rate by the Federal Reserve and supportive actions by global central banks were countered by growing concerns over Greece's ability to remain in the eurozone.

================================================================================

2  | USAA GROWTH & INCOME FUND

================================================================================

o HOW DID THE USAA GROWTH & INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended July 31, 2015, the Fund Shares and Adviser Shares had total returns of 10.75% and 10.40%, respectively. This compares to returns of 11.28% for the Russell 3000(R) Index (the Index) and 9.26% for the Lipper Multi-Cap Core Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser. As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) is the subadviser to the Fund. The investment adviser and the subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID THE BHMS VALUE-ORIENTED PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    For the reporting period, stock selection within the consumer discretionary sector was the leading contributor to the performance of BHMS's portion of the Fund versus the Index, followed closely by an underweight allocation to the energy sector. Selection within the financials sector, where BHMS maintained a focus on lenders positioned to benefit from a rise in interest rate levels, and an underweight allocation to real estate investment trusts (REITs) based on valuation concerns, detracted from performance. The leading positive contributor was a position within the health care sector, as pharmaceutical services provider OmniCare, Inc. was acquired by CVS Health Corp. Similarly, shares of Cigna Corp. rose as the company agreed to an acquisition by fellow health insurance plan provider Anthem, Inc. While the performance of BHMS's portion of the Fund benefited from underweight exposure to energy, two of the

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    biggest individual detractors for the reporting period came from within that sector. Specifically, positions in offshore driller SeaDrill Ltd. and integrated oil and gas company BP plc ADR experienced especially significant declines as the decrease in oil prices negatively impacted the outlook for the energy sector.

o   HOW DID THE AMCO PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    For the reporting period, the AMCO portion of the Fund outperformed the benchmark. Outperformance was broad, with the portfolio exceeding benchmark returns in six of 10 sectors. On the positive side, attribution was driven by strong stock selection in the financials, consumer discretionary, and telecommunication services sectors. Conversely, performance was hindered by holdings within the technology and materials sectors. Individual holdings that helped drive outperformance included Gilead Sciences, Inc., as their new cure for Hepatitis C experienced strong demand; Canadian Pacific Railway Ltd., which posted substantial profit growth as the company saw expanding operating margins through streamlined and more efficient operating practices; and Facebook, Inc. "A", which performed well over the reporting period as the company benefited from strong demand for online advertising.

    Thank you for your continued investment in the Fund.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investing in REITs has some of the same risks associated with the direct ownership of real estate.

================================================================================

4  | USAA GROWTH & INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA GROWTH & INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USGRX)


--------------------------------------------------------------------------------

                                             7/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $1.6 Billion           $1.5 Billion
Net Asset Value Per Share                    $22.00                 $22.62


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                        5 YEARS                        10 YEARS

     10.75%                        14.75%                          6.65%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                       0.94%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                                o CUMULATIVE PERFORMANCE COMPARISON o

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           RUSSELL 3000            LIPPER MULTI-CAP CORE        USAA GROWTH & INCOME
                              INDEX                     FUNDS INDEX                 FUND SHARES
 7/31/2005                  $10,000.00                  $10,000.00                  $10,000.00
 8/31/2005                    9,904.67                    9,954.47                    9,989.56
 9/30/2005                    9,991.32                   10,043.88                   10,055.42
10/31/2005                    9,804.20                    9,836.22                    9,815.13
11/30/2005                   10,185.58                   10,214.78                   10,238.25
12/31/2005                   10,194.72                   10,334.00                   10,262.90
 1/31/2006                   10,535.34                   10,717.82                   10,618.71
 2/28/2006                   10,554.07                   10,675.22                   10,546.44
 3/31/2006                   10,736.50                   10,913.14                   10,643.66
 4/30/2006                   10,852.99                   11,048.34                   10,782.83
 5/31/2006                   10,505.51                   10,665.62                   10,265.12
 6/30/2006                   10,524.10                   10,634.19                   10,283.64
 7/31/2006                   10,514.25                   10,506.75                   10,121.83
 8/31/2006                   10,771.46                   10,755.41                   10,216.69
 9/30/2006                   11,012.58                   10,986.36                   10,552.02
10/31/2006                   11,409.00                   11,395.07                   10,881.78
11/30/2006                   11,657.24                   11,664.95                   11,189.17
12/31/2006                   11,796.85                   11,795.40                   11,243.28
 1/31/2007                   12,021.39                   12,052.49                   11,573.23
 2/28/2007                   11,824.19                   11,893.63                   11,374.01
 3/31/2007                   11,947.26                   12,019.00                   11,567.00
 4/30/2007                   12,424.51                   12,486.43                   11,946.76
 5/31/2007                   12,877.29                   12,953.92                   12,525.73
 6/30/2007                   12,636.12                   12,841.75                   12,401.22
 7/31/2007                   12,205.19                   12,430.89                   11,990.34
 8/31/2007                   12,380.39                   12,511.16                   12,096.17
 9/30/2007                   12,831.74                   12,947.19                   12,538.18
10/31/2007                   13,067.13                   13,208.12                   12,942.84
11/30/2007                   12,478.87                   12,614.61                   12,395.00
12/31/2007                   12,403.35                   12,499.51                   12,310.72
 1/31/2008                   11,651.57                   11,797.55                   11,455.01
 2/29/2008                   11,289.67                   11,486.69                   11,045.13
 3/31/2008                   11,222.78                   11,325.04                   10,886.94
 4/30/2008                   11,784.02                   11,894.25                   11,512.54
 5/31/2008                   12,025.44                   12,185.77                   11,807.36
 6/30/2008                   11,033.09                   11,214.21                   10,895.58
 7/31/2008                   10,945.09                   11,050.11                   10,701.02
 8/31/2008                   11,115.08                   11,155.58                   10,787.49
 9/30/2008                   10,070.00                    9,911.73                    9,655.28
10/31/2008                    8,283.98                    8,039.33                    7,828.22
11/30/2008                    7,630.05                    7,337.75                    7,098.83
12/31/2008                    7,776.02                    7,568.69                    7,207.17
 1/31/2009                    7,123.45                    7,033.45                    6,670.62
 2/28/2009                    6,377.23                    6,382.82                    6,068.82
 3/31/2009                    6,935.84                    6,898.28                    6,581.02
 4/30/2009                    7,665.72                    7,791.74                    7,322.74
 5/31/2009                    8,074.74                    8,272.25                    7,715.42
 6/30/2009                    8,102.25                    8,264.83                    7,646.35
 7/31/2009                    8,732.90                    8,950.41                    8,265.34
 8/31/2009                    9,044.94                    9,255.50                    8,549.35
 9/30/2009                    9,423.89                    9,675.33                    8,960.73
10/31/2009                    9,181.51                    9,392.44                    8,756.58
11/30/2009                    9,703.24                    9,904.88                    9,266.96
12/31/2009                    9,979.75                   10,240.50                    9,532.87
 1/31/2010                    9,620.01                    9,863.70                    9,160.32
 2/28/2010                    9,946.14                   10,195.93                    9,510.95
 3/31/2010                   10,573.02                   10,823.13                   10,098.24
 4/30/2010                   10,801.19                   11,033.78                   10,273.73
 5/31/2010                    9,947.93                   10,165.50                    9,425.51
 6/30/2010                    9,376.04                    9,658.81                    8,855.91
 7/31/2010                   10,026.95                   10,283.58                    9,566.44
 8/31/2010                    9,554.95                    9,824.61                    9,031.71
 9/30/2010                   10,457.10                   10,721.07                    9,956.80
10/31/2010                   10,865.73                   11,174.33                   10,345.68
11/30/2010                   10,928.46                   11,215.37                   10,360.35
12/31/2010                   11,669.29                   11,943.39                   11,051.51
 1/31/2011                   11,924.17                   12,229.34                   11,286.81
 2/28/2011                   12,358.30                   12,650.56                   11,610.34
 3/31/2011                   12,414.05                   12,705.80                   11,596.41
 4/30/2011                   12,783.54                   13,077.15                   11,994.00
 5/31/2011                   12,637.68                   12,896.09                   11,846.74
 6/30/2011                   12,410.72                   12,668.30                   11,617.20
 7/31/2011                   12,126.52                   12,370.44                   11,241.02
 8/31/2011                   11,398.99                   11,490.84                   10,518.17
 9/30/2011                   10,514.48                   10,510.46                    9,647.28
10/31/2011                   11,724.62                   11,672.35                   10,830.09
11/30/2011                   11,692.93                   11,603.74                   10,741.38
12/31/2011                   11,789.04                   11,608.05                   10,772.47
 1/31/2012                   12,383.94                   12,243.54                   11,402.66
 2/29/2012                   12,907.82                   12,773.26                   11,899.39
 3/31/2012                   13,305.99                   13,075.56                   12,209.74
 4/30/2012                   13,218.72                   12,950.38                   12,001.79
 5/31/2012                   12,401.55                   12,063.16                   11,058.58
 6/30/2012                   12,887.26                   12,471.18                   11,407.49
 7/31/2012                   13,014.91                   12,584.89                   11,496.85
 8/31/2012                   13,339.74                   12,915.13                   11,898.94
 9/30/2012                   13,690.04                   13,257.03                   12,185.35
10/31/2012                   13,453.90                   13,095.08                   11,954.03
11/30/2012                   13,558.09                   13,260.47                   12,006.26
12/31/2012                   13,724.25                   13,482.85                   12,118.42
 1/31/2013                   14,477.30                   14,248.96                   12,777.52
 2/28/2013                   14,669.16                   14,385.20                   12,859.91
 3/31/2013                   15,244.00                   14,930.35                   13,270.57
 4/30/2013                   15,493.52                   15,112.82                   13,473.23
 5/31/2013                   15,859.02                   15,496.57                   13,931.09
 6/30/2013                   15,653.33                   15,265.14                   13,738.88
 7/31/2013                   16,511.26                   16,118.27                   14,589.10
 8/31/2013                   16,050.33                   15,692.29                   14,190.32
 9/30/2013                   16,647.02                   16,325.49                   14,735.43
10/31/2013                   17,354.15                   16,956.10                   15,451.47
11/30/2013                   17,857.78                   17,409.98                   16,009.23
12/31/2013                   18,328.92                   17,875.28                   16,469.78
 1/31/2014                   17,749.84                   17,318.58                   15,903.42
 2/28/2014                   18,591.82                   18,135.13                   16,620.81
 3/31/2014                   18,690.50                   18,171.66                   16,675.19
 4/30/2014                   18,713.18                   18,111.89                   16,637.27
 5/31/2014                   19,121.52                   18,521.16                   17,077.09
 6/30/2014                   19,601.13                   18,993.32                   17,467.80
 7/31/2014                   19,214.45                   18,594.84                   17,186.67
 8/31/2014                   20,020.58                   19,308.87                   17,931.28
 9/30/2014                   19,603.26                   18,834.28                   17,650.76
10/31/2014                   20,142.61                   19,272.25                   17,894.42
11/30/2014                   20,630.75                   19,672.30                   18,305.61
12/31/2014                   20,630.51                   19,673.41                   18,316.56
 1/31/2015                   20,056.33                   19,141.14                   17,635.93
 2/28/2015                   21,217.61                   20,240.49                   18,721.49
 3/31/2015                   21,001.92                   20,098.12                   18,452.76
 4/30/2015                   21,096.91                   20,172.71                   18,668.63
 5/31/2015                   21,388.71                   20,474.29                   19,091.74
 6/30/2015                   21,030.87                   20,127.32                   18,791.88
 7/31/2015                   21,382.62                   20,316.31                   19,034.14

                                   [END CHART]

                    Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA GROWTH & INCOME FUND

================================================================================

USAA GROWTH & INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: USGIX)

--------------------------------------------------------------------------------
                                                 7/31/15              7/31/14
--------------------------------------------------------------------------------
Net Assets                                    $9.1 Million         $9.3 Million
Net Asset Value Per Share                        $21.93               $22.56

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                                      SINCE INCEPTION 8/01/10
     10.40%                                              13.91%

--------------------------------------------------------------------------------
                            EXPENSE RATIOS AS OF 7/31/14*
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT         1.22%         AFTER REIMBURSEMENT      1.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.30% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                                o CUMULATIVE PERFORMANCE COMPARISON o

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           RUSSELL 3000          LIPPER MULTI-CAP        USAA GROWTH & INCOME FUND
                              INDEX              CORE FUNDS INDEX              ADVISER SHARES
 7/31/2010                  $10,000.00              $10,000.00                  $10,000.00
 8/31/2010                    9,529.27                9,553.69                    9,242.88
 9/30/2010                   10,429.00               10,425.42                   10,181.90
10/31/2010                   10,836.53               10,866.19                   10,572.36
11/30/2010                   10,899.09               10,906.09                   10,594.88
12/31/2010                   11,637.93               11,614.04                   11,294.92
 1/31/2011                   11,892.12               11,892.10                   11,535.56
 2/28/2011                   12,325.09               12,301.71                   11,858.92
 3/31/2011                   12,380.68               12,355.43                   11,843.03
 4/30/2011                   12,749.19               12,716.53                   12,249.34
 5/31/2011                   12,603.72               12,540.46                   12,091.33
 6/30/2011                   12,377.37               12,318.96                   11,856.29
 7/31/2011                   12,093.93               12,029.32                   11,464.60
 8/31/2011                   11,368.35               11,173.96                   10,726.40
 9/30/2011                   10,486.22               10,220.62                    9,836.31
10/31/2011                   11,693.10               11,350.48                   11,035.68
11/30/2011                   11,661.50               11,283.76                   10,945.16
12/31/2011                   11,757.35               11,287.94                   10,972.69
 1/31/2012                   12,350.66               11,905.91                   11,615.47
 2/29/2012                   12,873.13               12,421.03                   12,114.58
 3/31/2012                   13,270.23               12,714.99                   12,431.21
 4/30/2012                   13,183.19               12,593.26                   12,211.66
 5/31/2012                   12,368.22               11,730.51                   11,257.74
 6/30/2012                   12,852.62               12,127.27                   11,605.30
 7/31/2012                   12,979.93               12,237.85                   11,696.32
 8/31/2012                   13,303.88               12,558.98                   12,098.34
 9/30/2012                   13,653.24               12,891.45                   12,389.98
10/31/2012                   13,417.75               12,733.97                   12,154.49
11/30/2012                   13,521.65               12,894.80                   12,200.07
12/31/2012                   13,687.36               13,111.05                   12,299.97
 1/31/2013                   14,438.39               13,856.03                   12,962.98
 2/28/2013                   14,629.74               13,988.51                   13,046.81
 3/31/2013                   15,203.03               14,518.63                   13,461.18
 4/30/2013                   15,451.88               14,696.06                   13,659.59
 5/31/2013                   15,816.40               15,069.23                   14,125.08
 6/30/2013                   15,611.25               14,844.19                   13,925.21
 7/31/2013                   16,466.88               15,673.79                   14,781.20
 8/31/2013                   16,007.19               15,259.55                   14,376.13
 9/30/2013                   16,602.28               15,875.29                   14,917.60
10/31/2013                   17,307.51               16,488.51                   15,644.36
11/30/2013                   17,809.78               16,929.88                   16,202.81
12/31/2013                   18,279.65               17,382.35                   16,664.88
 1/31/2014                   17,702.13               16,841.00                   16,090.50
 2/28/2014                   18,541.85               17,635.03                   16,810.40
 3/31/2014                   18,640.27               17,670.55                   16,868.28
 4/30/2014                   18,662.89               17,612.44                   16,822.15
 5/31/2014                   19,070.13               18,010.42                   17,268.07
 6/30/2014                   19,548.45               18,469.56                   17,661.32
 7/31/2014                   19,162.81               18,082.06                   17,368.75
 8/31/2014                   19,966.78               18,776.40                   18,107.85
 9/30/2014                   19,550.58               18,314.90                   17,831.45
10/31/2014                   20,088.48               18,740.79                   18,070.43
11/30/2014                   20,575.30               19,129.82                   18,479.02
12/31/2014                   20,575.07               19,130.90                   18,481.06
 1/31/2015                   20,002.43               18,613.30                   17,783.67
 2/28/2015                   21,160.59               19,682.34                   18,882.07
 3/31/2015                   20,945.47               19,543.89                   18,608.20
 4/30/2015                   21,040.21               19,616.42                   18,817.77
 5/31/2015                   21,331.23               19,909.68                   19,236.92
 6/30/2015                   20,974.35               19,572.29                   18,938.40
 7/31/2015                   21,325.15               19,756.06                   19,174.48

                                   [END CHART]

                    Data from 7/31/10 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the Russell 3000 Index and the Lipper Multi-Cap Core Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA GROWTH & INCOME FUND

================================================================================

                           o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

Norwegian Cruise Line Holdings Ltd. .................................... 3.0%
Capital One Financial Corp. ............................................ 2.2%
Citigroup, Inc. ........................................................ 2.0%
Canadian Pacific Railway Ltd. .......................................... 2.0%
Microsoft Corp. ........................................................ 1.7%
Juniper Networks, Inc. ................................................. 1.7%
Spirit AeroSystems Holdings, Inc. "A" .................................. 1.6%
American International Group, Inc. ..................................... 1.5%
Johnson Controls, Inc. ................................................. 1.4%
Ameriprise Financial, Inc. ............................................. 1.4%

                          o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                              21.0%
CONSUMER DISCRETIONARY                                                  18.3%
INFORMATION TECHNOLOGY                                                  17.4%
INDUSTRIALS                                                             14.8%
HEALTH CARE                                                             12.1%
ENERGY                                                                   5.1%
CONSUMER STAPLES                                                         5.1%
MATERIALS                                                                2.9%
TELECOMMUNICATION SERVICES                                               1.6%
MONEY MARKET INSTRUMENTS                                                 2.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-19.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

           DIVIDEND RECEIVED              LONG-TERM
          DEDUCTION (CORPORATE           CAPITAL GAIN          QUALIFIED INTEREST
            SHAREHOLDERS)(1)            DISTRIBUTIONS(2)             INCOME
          -----------------------------------------------------------------------
                 90.78%                   $175,249,000               $16,000

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

10  | USAA GROWTH & INCOME FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GROWTH & INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth & Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth & Income Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            COMMON STOCKS (98.3%)

            CONSUMER DISCRETIONARY (18.3%)
            ------------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
   348,400  Hanesbrands, Inc.                                                       $   10,811
                                                                                    ----------
            AUTO PARTS & EQUIPMENT (2.7%)
   269,130  Delphi Automotive plc                                                       21,013
   503,000  Johnson Controls, Inc.                                                      22,917
                                                                                    ----------
                                                                                        43,930
                                                                                    ----------
            BROADCASTING (0.6%)
   168,100  CBS Corp. "B"                                                                8,988
                                                                                    ----------
            CABLE & SATELLITE (0.7%)
   171,100  Comcast Corp. "A"                                                           10,678
                                                                                    ----------
            CASINOS & GAMING (1.1%)
   126,610  Las Vegas Sands Corp.                                                        7,095
   548,600  MGM Resorts International*                                                  10,764
                                                                                    ----------
                                                                                        17,859
                                                                                    ----------
            FOOTWEAR (0.4%)
    50,950  NIKE, Inc. "B"                                                               5,871
                                                                                    ----------
            GENERAL MERCHANDISE STORES (1.6%)
   102,900  Dollar General Corp.                                                         8,270
   208,790  Target Corp.                                                                17,090
                                                                                    ----------
                                                                                        25,360
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (0.8%)
   115,890  Home Depot, Inc.                                                            13,563
                                                                                    ----------
            HOMEBUILDING (0.7%)
     7,755  NVR, Inc.*                                                                  11,555
                                                                                    ----------
            HOTELS, RESORTS & CRUISE LINES (5.7%)
   354,800  Carnival Corp.                                                              18,907
   275,100  Hilton Worldwide Holdings, Inc.*                                             7,387
   767,100  Norwegian Cruise Line Holdings Ltd.*                                        47,882
   120,300  Royal Caribbean Cruises Ltd.                                                10,809
    80,980  Starwood Hotels & Resorts Worldwide, Inc.                                    6,435
                                                                                    ----------
                                                                                        91,420
                                                                                    ----------

================================================================================

12  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            INTERNET RETAIL (1.2%)
    34,810  Amazon.com, Inc.*                                                       $   18,663
                                                                                    ----------
            LEISURE FACILITIES (0.5%)
   431,800  SeaWorld Entertainment, Inc.                                                 7,487
                                                                                    ----------
            MOVIES & ENTERTAINMENT (1.2%)
   154,600  Walt Disney Co.                                                             18,552
                                                                                    ----------
            SPECIALTY STORES (0.4%)
    73,590  Tiffany & Co.                                                                7,043
                                                                                    ----------
            Total Consumer Discretionary                                               291,780
                                                                                    ----------
            CONSUMER STAPLES (5.1%)
            -----------------------
            DRUG RETAIL (1.5%)
   117,775  CVS Health Corp.                                                            13,246
   115,860  Walgreens Boots Alliance, Inc.                                              11,196
                                                                                    ----------
                                                                                        24,442
                                                                                    ----------
            HOUSEHOLD PRODUCTS (0.7%)
   138,715  Procter & Gamble Co.                                                        10,639
                                                                                    ----------
            HYPERMARKETS & SUPER CENTERS (0.5%)
   117,200  Wal-Mart Stores, Inc.                                                        8,436
                                                                                    ----------
            SOFT DRINKS (0.6%)
    98,700  PepsiCo, Inc.                                                                9,510
                                                                                    ----------
            TOBACCO (1.8%)
   189,300  Altria Group, Inc.                                                          10,294
    81,500  Philip Morris International, Inc.                                            6,971
   122,313  Reynolds American, Inc.                                                     10,493
                                                                                    ----------
                                                                                        27,758
                                                                                    ----------
            Total Consumer Staples                                                      80,785
                                                                                    ----------
            ENERGY (5.1%)
            -------------
            INTEGRATED OIL & GAS (2.1%)
   151,100  BP plc ADR                                                                   5,586
    66,000  Chevron Corp.                                                                5,840
   310,400  Occidental Petroleum Corp.                                                  21,790
                                                                                    ----------
                                                                                        33,216
                                                                                    ----------
            OIL & GAS DRILLING (0.1%)
   212,300  SeaDrill Ltd.                                                                1,892
                                                                                    ----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
   393,200  Fairmount Santrol Holdings, Inc.*                                            2,351
   171,650  Halliburton Co.                                                              7,173
                                                                                    ----------
                                                                                         9,524
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (1.9%)
    89,495  Anadarko Petroleum Corp.                                                $    6,654
    42,180  Cimarex Energy Co.                                                           4,392
    83,600  ConocoPhillips                                                               4,209
   531,000  Marathon Oil Corp.                                                          11,156
   192,700  Whiting Petroleum Corp.*                                                     3,948
                                                                                    ----------
                                                                                        30,359
                                                                                    ----------
            OIL & GAS REFINING & MARKETING (0.4%)
    83,800  Phillips 66                                                                  6,662
                                                                                    ----------
            Total Energy                                                                81,653
                                                                                    ----------
            FINANCIALS (21.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
   179,640  Ameriprise Financial, Inc.                                                  22,575
   252,500  Bank of New York Mellon Corp.                                               10,959
   236,400  Invesco Ltd.                                                                 9,125
   126,700  State Street Corp.                                                           9,700
                                                                                    ----------
                                                                                        52,359
                                                                                    ----------
            CONSUMER FINANCE (4.2%)
   116,400  American Express Co.                                                         8,853
   425,100  Capital One Financial Corp.                                                 34,561
   127,900  Discover Financial Services                                                  7,138
   515,720  Navient Corp.                                                                8,097
   797,120  SLM Corp.*                                                                   7,278
                                                                                    ----------
                                                                                        65,927
                                                                                    ----------
            DIVERSIFIED BANKS (5.1%)
 1,259,900  Bank of America Corp.                                                       22,527
   557,200  Citigroup, Inc.                                                             32,574
   188,955  JPMorgan Chase & Co.                                                        12,949
   232,935  Wells Fargo & Co.                                                           13,480
                                                                                    ----------
                                                                                        81,530
                                                                                    ----------
            INVESTMENT BANKING & BROKERAGE (2.2%)
   397,900  Charles Schwab Corp.                                                        13,879
   169,500  E*Trade Financial Corp.*                                                     4,817
   430,700  Morgan Stanley                                                              16,728
                                                                                    ----------
                                                                                        35,424
                                                                                    ----------
            MULTI-LINE INSURANCE (1.5%)
   375,115  American International Group, Inc.                                          24,052
                                                                                    ----------
            REGIONAL BANKS (2.3%)
   370,300  Fifth Third Bancorp                                                          7,802
   578,200  First Niagara Financial Group, Inc.                                          5,614

================================================================================

14  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
   356,100  KeyCorp                                                                 $    5,285
   490,000  People's United Financial, Inc.                                              7,972
   103,250  PNC Financial Services Group, Inc.                                          10,137
                                                                                    ----------
                                                                                        36,810
                                                                                    ----------
            SPECIALIZED FINANCE (1.9%)
   152,070  CME Group, Inc.                                                             14,605
    67,020  Intercontinental Exchange, Inc.                                             15,283
                                                                                    ----------
                                                                                        29,888
                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (0.5%)
   439,600  New York Community Bancorp, Inc.                                             8,366
                                                                                    ----------
            Total Financials                                                           334,356
                                                                                    ----------
            HEALTH CARE (12.1%)
            -------------------
            BIOTECHNOLOGY (1.8%)
    58,280  Amgen, Inc.                                                                 10,292
   161,600  Gilead Sciences, Inc.                                                       19,046
                                                                                    ----------
                                                                                        29,338
                                                                                    ----------
            HEALTH CARE DISTRIBUTORS (0.6%)
   107,400  Cardinal Health, Inc.                                                        9,127
                                                                                    ----------
            HEALTH CARE EQUIPMENT (2.1%)
   487,300  Hologic, Inc.*                                                              20,301
   158,100  Medtronic plc                                                               12,393
                                                                                    ----------
                                                                                        32,694
                                                                                    ----------
            HEALTH CARE TECHNOLOGY (0.3%)
   186,900  Veeva Systems, Inc. "A"*                                                     5,031
                                                                                    ----------
            MANAGED HEALTH CARE (1.7%)
    60,928  Anthem, Inc.                                                                 9,400
    62,260  Cigna Corp.                                                                  8,969
    71,600  UnitedHealth Group, Inc.                                                     8,692
                                                                                    ----------
                                                                                        27,061
                                                                                    ----------
            PHARMACEUTICALS (5.6%)
   248,300  AbbVie, Inc.                                                                17,383
    50,615  Allergan plc*                                                               16,761
   168,000  Johnson & Johnson                                                           16,835
   135,575  Merck & Co., Inc.                                                            7,994
   320,682  Pfizer, Inc.                                                                11,564
   192,700  Sanofi ADR                                                                  10,404
   129,600  Teva Pharmaceutical Industries Ltd. ADR                                      8,945
                                                                                    ----------
                                                                                        89,886
                                                                                    ----------
            Total Health Care                                                          193,137
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            INDUSTRIALS (14.8%)
            -------------------
            AEROSPACE & DEFENSE (5.2%)
    65,360  Boeing Co.                                                              $    9,423
    49,300  General Dynamics Corp.                                                       7,351
   130,130  Honeywell International, Inc.                                               13,670
    57,500  Raytheon Co.                                                                 6,273
   128,600  Rolls-Royce Holdings plc ADR                                                 8,001
   456,000  Spirit AeroSystems Holdings, Inc. "A"*                                      25,673
    42,580  TransDigm Group, Inc.*                                                       9,636
    30,300  United Technologies Corp.                                                    3,039
                                                                                    ----------
                                                                                        83,066
                                                                                    ----------
            AGRICULTURAL & FARM MACHINERY (0.4%)
    69,200  Deere & Co.                                                                  6,544
                                                                                    ----------
            AIR FREIGHT & LOGISTICS (1.0%)
    93,055  FedEx Corp.                                                                 15,952
                                                                                    ----------
            AIRLINES (1.6%)
   257,625  Southwest Airlines Co.                                                       9,326
   293,380  United Continental Holdings, Inc.*                                          16,544
                                                                                    ----------
                                                                                        25,870
                                                                                    ----------
            BUILDING PRODUCTS (0.7%)
   253,600  Owens Corning, Inc.                                                         11,374
                                                                                    ----------
            CONSTRUCTION & ENGINEERING (0.3%)
   300,400  KBR, Inc.                                                                    5,248
                                                                                    ----------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
   113,900  Joy Global, Inc.                                                             3,008
                                                                                    ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    96,472  Eaton Corp. plc                                                              5,844
                                                                                    ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   186,700  Republic Services, Inc.                                                      7,940
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (0.6%)
   365,900  General Electric Co.                                                         9,550
                                                                                    ----------
            INDUSTRIAL MACHINERY (1.0%)
    62,600  SPX Corp.                                                                    4,095
   101,800  Stanley Black & Decker, Inc.                                                10,739
                                                                                    ----------
                                                                                        14,834
                                                                                    ----------
            RAILROADS (2.5%)
   193,800  Canadian Pacific Railway Ltd.                                               31,173
    80,790  Kansas City Southern                                                         8,013
                                                                                    ----------
                                                                                        39,186
                                                                                    ----------

================================================================================

16  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            RESEARCH & CONSULTING SERVICES (0.4%)
   127,500  Nielsen N.V.                                                            $    6,179
                                                                                    ----------
            Total Industrials                                                          234,595
                                                                                    ----------
            INFORMATION TECHNOLOGY (17.4%)
            ------------------------------
            APPLICATION SOFTWARE (0.6%)
   122,200  Adobe Systems, Inc.*                                                        10,019
                                                                                    ----------
            COMMUNICATIONS EQUIPMENT (2.2%)
   943,600  Juniper Networks, Inc.                                                      26,817
   136,300  QUALCOMM, Inc.                                                               8,776
                                                                                    ----------
                                                                                        35,593
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   177,960  Visa, Inc. "A"                                                              13,407
                                                                                    ----------
            INTERNET SOFTWARE & SERVICES (2.7%)
   212,100  Facebook, Inc. "A"*                                                         19,940
    28,560  Google, Inc. "A"*                                                           18,778
   141,500  Twitter, Inc.*                                                               4,388
                                                                                    ----------
                                                                                        43,106
                                                                                    ----------
            SEMICONDUCTOR EQUIPMENT (1.1%)
   789,500  Applied Materials, Inc.                                                     13,706
    55,000  Lam Research Corp.                                                           4,228
                                                                                    ----------
                                                                                        17,934
                                                                                    ----------
            SEMICONDUCTORS (4.9%)
   367,000  Broadcom Corp. "A"                                                          18,574
   639,400  Fairchild Semiconductor International, Inc.*                                 9,629
   424,200  Intel Corp.                                                                 12,281
   182,800  Microchip Technology, Inc.                                                   7,831
   305,500  Micron Technology, Inc.*                                                     5,655
   144,645  NXP Semiconductors N.V.*                                                    14,029
   185,600  Texas Instruments, Inc.                                                      9,276
                                                                                    ----------
                                                                                        77,275
                                                                                    ----------
            SYSTEMS SOFTWARE (3.0%)
    29,600  CA, Inc.                                                                       863
   581,435  Microsoft Corp.                                                             27,153
   488,065  Oracle Corp.                                                                19,493
                                                                                    ----------
                                                                                        47,509
                                                                                    ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.0%)
   121,950  Apple, Inc.                                                                 14,792
   436,290  Hewlett-Packard Co.                                                         13,316

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
    50,800  Western Digital Corp.                                                   $    4,372
                                                                                    ----------
                                                                                        32,480
                                                                                    ----------
            Total Information Technology                                               277,323
                                                                                    ----------
            MATERIALS (2.9%)
            ----------------
            CONSTRUCTION MATERIALS (1.0%)
   366,000  CRH plc ADR                                                                 10,874
    57,790  Vulcan Materials Co.                                                         5,260
                                                                                    ----------
                                                                                        16,134
                                                                                    ----------
            DIVERSIFIED CHEMICALS (0.9%)
   125,400  FMC Corp.                                                                    6,087
   462,700  Huntsman Corp.                                                               8,791
                                                                                    ----------
                                                                                        14,878
                                                                                    ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    56,000  Monsanto Co.                                                                 5,706
                                                                                    ----------
            INDUSTRIAL GASES (0.6%)
    68,500  Air Products & Chemicals, Inc.                                               9,762
                                                                                    ----------
            Total Materials                                                             46,480
                                                                                    ----------
            TELECOMMUNICATION SERVICES (1.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   192,640  Verizon Communications, Inc.                                                 9,014
                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   286,500  T-Mobile US, Inc.*                                                          11,649
   135,727  Vodafone Group plc ADR                                                       5,128
                                                                                    ----------
                                                                                        16,777
                                                                                    ----------
            Total Telecommunication Services                                            25,791
                                                                                    ----------
            Total Common Stocks (cost: $1,226,329)                                   1,565,900
                                                                                    ----------

            MONEY MARKET INSTRUMENTS (2.4%)
            MONEY MARKET FUNDS (2.4%)
38,230,276  State Street Institutional Liquid Reserves Fund Premier Class, 0.11%(a)
              (cost: $38,230)                                                           38,230
                                                                                    ----------
            TOTAL INVESTMENTS (COST: $1,264,559)                                    $1,604,130
                                                                                    ==========

================================================================================

18  | USAA GROWTH & INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS            INPUTS        TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $1,565,900                   $-                $-   $1,565,900

Money Market Instruments:
  Money Market Funds                        38,230                    -                 -       38,230
------------------------------------------------------------------------------------------------------
Total                                   $1,604,130                   $-                $-   $1,604,130
------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.4% of net assets at July 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,264,559)                  $1,604,130
   Receivables:
       Capital shares sold                                                                 937
       USAA Asset Management Company (Note 6D)                                               2
       Dividends and interest                                                            1,324
       Securities sold                                                                   2,154
                                                                                    ----------
           Total assets                                                              1,608,547
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              12,832
      Capital shares redeemed                                                            2,281
   Accrued management fees                                                                 807
   Accrued transfer agent's fees                                                            65
   Other accrued expenses and payables                                                     111
                                                                                    ----------
          Total liabilities                                                             16,096
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $1,592,451
                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $1,177,657
  Overdistribution of net investment income                                                 (2)
  Accumulated net realized gain on investments                                          75,225
  Net unrealized appreciation of investments                                           339,571
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $1,592,451
                                                                                    ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,583,353/71,968 shares outstanding)              $    22.00
                                                                                    ==========
      Adviser Shares (net assets of $9,098/415 shares outstanding)                  $    21.93
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $159)                         $ 25,202
   Interest                                                                        38
                                                                             --------
        Total income                                                           25,240
                                                                             --------
EXPENSES
   Management fees                                                              9,519
   Administration and servicing fees:
        Fund Shares                                                             2,366
        Adviser Shares                                                             14
   Transfer agent's fees:
        Fund Shares                                                             2,192
        Adviser Shares                                                              1
   Distribution and service fees (Note 6F):
        Adviser Shares                                                             23
   Custody and accounting fees:
        Fund Shares                                                               188
        Adviser Shares                                                              1
   Postage:
        Fund Shares                                                               127
   Shareholder reporting fees:
        Fund Shares                                                                54
   Trustees' fees                                                                  26
   Registration fees:
        Fund Shares                                                                49
        Adviser Shares                                                             22
   Professional fees                                                              120
   Other                                                                           25
                                                                             --------
            Total expenses                                                     14,727
   Expenses reimbursed:
        Adviser Shares                                                             (4)
                                                                             --------
            Net expenses                                                       14,723
                                                                             --------
NET INVESTMENT INCOME                                                          10,517
                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                             98,872
       Foreign currency transactions                                               (5)
   Change in net unrealized appreciation/(depreciation)                        51,091
                                                                             --------
              Net realized and unrealized gain                                149,958
                                                                             --------
     Increase in net assets resulting from operations                        $160,475
                                                                             ========

See accompanying notes to financial statements.

================================================================================

22  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                                       2015            2014
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   10,517      $   14,377
   Net realized gain on investments                                  98,872         232,943
   Net realized loss on foreign currency transactions                    (5)             (2)
   Change in net unrealized appreciation/(depreciation)
      of investments                                                 51,091            (454)
                                                                 --------------------------
      Increase in net assets resulting from operations              160,475         246,864
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (12,643)        (14,544)
      Adviser Shares                                                    (45)            (65)
                                                                 --------------------------
           Total distributions of net investment income             (12,688)        (14,609)
                                                                 --------------------------
   Net realized gains:
      Fund Shares                                                  (183,949)              -
      Adviser Shares                                                 (1,135)              -
                                                                 --------------------------
           Total distributions of net realized gains               (185,084)              -
                                                                 --------------------------
      Distributions to shareholders                                (197,772)        (14,609)
                                                                 --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                      105,598        (134,434)
   Adviser Shares                                                        50              64
                                                                 --------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                 105,648        (134,370)
                                                                 --------------------------
   Net increase in net assets                                        68,351          97,885
NET ASSETS
   Beginning of year                                              1,524,100       1,426,215
                                                                 --------------------------
   End of year                                                   $1,592,451      $1,524,100
                                                                 ==========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of year                                                   $       (2)     $      661
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are to seek capital growth and, secondarily, current income.

The Fund consists of two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

24  | USAA GROWTH & INCOME FUND

================================================================================

    valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined.
        In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The
        Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not

================================================================================

26  | USAA GROWTH & INCOME FUND

================================================================================

        readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

================================================================================

28  | USAA GROWTH & INCOME FUND

================================================================================

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, the Fund did not receive any brokerage commission recapture credits. For the year ended July 31, 2015, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the

================================================================================

30  | USAA GROWTH & INCOME FUND

================================================================================

committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $8,000, which represents 2.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, distributions, and additional adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase overdistribution of net investment income and decrease accumulated net realized gain on investments by $1,508,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                               2015                      2014
                                                          --------------------------------------
Ordinary income*                                          $ 22,523,000               $14,609,000
Long-term realized capital gain                            175,249,000                         -
                                                          ------------               -----------
   Total distributions paid                               $197,772,000               $14,609,000
                                                          ============               ===========

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains                                               $ 80,175,000
Unrealized appreciation of investments                                               334,621,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $538,483,000 and $597,932,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $1,269,509,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $388,797,000 and $54,176,000, respectively, resulting in net unrealized appreciation of $334,621,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

32  | USAA GROWTH & INCOME FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                           YEAR ENDED                 YEAR ENDED
                                         JULY 31, 2015              JULY 31, 2014
    ----------------------------------------------------------------------------------
                                     SHARES         AMOUNT        SHARES       AMOUNT
                                     -------------------------------------------------
    FUND SHARES:
    Shares sold                        6,888      $ 151,852        8,281     $ 176,080
    Shares issued from
     reinvested dividends              9,062        193,462          663        14,292
    Shares redeemed                  (10,934)      (239,716)     (15,136)     (324,806)
                                     -------------------------------------------------
    Net increase (decrease) from
     capital share transactions        5,016      $ 105,598       (6,192)    $(134,434)
                                     =================================================
    ADVISER SHARES:
    Shares sold                            7      $     143            6     $     123
    Shares issued from
     reinvested dividends                  2             38            -*            2
    Shares redeemed                       (6)          (131)          (3)          (61)
                                     -------------------------------------------------
    Net increase from capital
     share transactions                    3      $      50            3     $      64
                                     =================================================

    *Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Core Funds category. The performance period for the each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                               (IN BASIS POINTS)(1)
    -------------------------------------------------------------------------
    +/- 100 to 400                                     +/- 4
    +/- 401 to 700                                     +/- 5
    +/- 701 and greater                                +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

34  | USAA GROWTH & INCOME FUND

================================================================================

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $9,519,000, which included a performance adjustment for the Adviser Shares of less than $(500), and less than (0.01)%.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% on the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to BHMS, of $1,369,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended July 31, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,366,000 and $14,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $45,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 1.20% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.30% of average net assets. For the year ended July 31, 2015, the Adviser Shares incurred reimbursable expenses of $4,000, of which $2,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended July 31, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,192,000 and $1,000, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $23,000.

================================================================================

36  | USAA GROWTH & INCOME FUND

================================================================================

G. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2015, USAA and its affiliates owned 398,000 shares, which represent 95.8% of the Adviser Shares and 0.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED JULY 31,
                                -----------------------------------------------------------------------
                                      2015            2014           2013           2012           2011
                                -----------------------------------------------------------------------
Net asset value at
 beginning of period            $    22.63      $    19.39     $    15.44     $    15.24     $    13.06
                                -----------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 .17             .21            .18            .14            .11
 Net realized and
  unrealized gain                     2.14            3.24           3.95            .20           2.17
                                -----------------------------------------------------------------------
Total from investment
 operations                           2.31            3.45           4.13            .34           2.28
                                -----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.18)           (.21)          (.18)          (.14)          (.10)
 Realized capital gains              (2.76)              -              -              -              -
                                -----------------------------------------------------------------------
Total distributions                  (2.94)           (.21)          (.18)          (.14)          (.10)
                                -----------------------------------------------------------------------
Net asset value at end
 of period                      $    22.00      $    22.63     $    19.39     $    15.44     $    15.24
                                =======================================================================
Total return (%)*                    10.70           17.86          26.90           2.28          17.50
Net assets at end of
 period (000)                   $1,583,353      $1,514,795     $1,418,296     $1,152,540     $1,153,199
Ratios to average
 net assets:**
 Expenses (%)(a)                       .93             .94            .96           1.01            .98
 Net investment income (%)             .66             .97           1.04            .93            .72
Portfolio turnover (%)                  35              61(c)         112(b)          51             52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,577,833,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -            (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Reflects increased trading activity due to changes in subadviser(s).
(c) Reflects decreased trading activity due to changes in subadviser(s).

================================================================================

38  | USAA GROWTH & INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                        PERIOD ENDED
                                                    YEAR ENDED JULY 31,                   JULY 31,
                                    ----------------------------------------------------------------
                                      2015           2014         2013         2012        2011***
                                    ----------------------------------------------------------------
Net asset value at beginning
 of period                          $22.56         $19.34       $15.42       $15.22      $13.34
                                    -----------------------------------------------------------
Income from investment
 operations:
 Net investment income                 .10            .15          .12          .10         .05
 Net realized and
  unrealized gain                     2.14           3.23         3.93          .20        1.90
                                    -----------------------------------------------------------
Total from investment
 operations                           2.24           3.38         4.05          .30        1.95
                                    -----------------------------------------------------------
Less distributions from:
 Net investment income                (.11)          (.16)        (.13)        (.10)       (.07)
 Realized capital gains              (2.76)             -            -            -           -
                                    -----------------------------------------------------------
Total distributions                  (2.87)          (.16)        (.13)        (.10)       (.07)
                                    -----------------------------------------------------------
Net asset value at end of
 period                             $21.93         $22.56       $19.34       $15.42      $15.22
                                    ===========================================================
Total return (%)*                    10.40          17.51        26.37         2.02       14.65
Net assets at end of
 period (000)                       $9,098         $9,305       $7,919       $6,223      $6,151
Ratios to average net assets:**
 Expenses (%)(a)                      1.22(e)        1.22         1.30         1.30        1.30(b)
 Expenses, excluding
   reimbursements (%)(a)              1.27           1.22         1.39         1.43        1.83(b)
 Net investment income (%)             .37            .70          .70          .64         .35(b)
Portfolio turnover (%)                  35             61(d)       112(c)        51          52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $9,141,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -           (.00%)(+)    (.00%)(+)    (.00%)(+)   (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to changes in subadviser(s).
(d) Reflects decreased trading activity due to changes in subadviser(s).
(e) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.30% of the Adviser Shares'
    average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

40  | USAA GROWTH & INCOME FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING             DURING PERIOD*
                                        ACCOUNT VALUE           ACCOUNT VALUE        FEBRUARY 1, 2015 -
                                       FEBRUARY 1, 2015         JULY 31, 2015          JULY 31, 2015
                                       ----------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00               $1,078.90                 $4.74

Hypothetical
  (5% return before expenses)              1,000.00                1,020.23                  4.61

ADVISER SHARES
Actual                                     1,000.00                1,077.70                  6.18

Hypothetical
 (5% return before expenses)               1,000.00                1,018.84                  6.01

*Expenses are equal to the Fund's annualized expense ratio of 0.92% for Fund
 Shares and 1.20% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 7.98% for Fund Shares and 7.77% for Adviser Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance

================================================================================

42  | USAA GROWTH & INCOME FUND

================================================================================

and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data

================================================================================

44  | USAA GROWTH & INCOME FUND

================================================================================

indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fees. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three-, and five-year periods ended December 31, 2014. The comparison also indicated that the Fund's performance was above its Lipper index for the one- and three-year period ended December 31, 2014, and equal to its Lipper index for the five-year period. The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the one-year period ended December 31, 2014, and was in the bottom 50% of its performance universe for the three- and five-year periods ending December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also noted that the Manager pays the subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of

================================================================================

46  | USAA GROWTH & INCOME FUND

================================================================================

the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Manager's

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays subadvisory fees to the Subadviser. As noted previously, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

48  | USAA GROWTH & INCOME FUND

================================================================================

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call
(800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

50  | USAA GROWTH & INCOME FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012).
Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA GROWTH & INCOME FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.
Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

     (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
     (2) Member of Executive Committee.
     (3) Member of Audit and Compliance Committee.
     (4) Member of Product Management and Distribution Committee.
     (5) Member of Corporate Governance Committee.
     (6) Member of Investments Committee.
     (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
     (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
     (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
     (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

54  | USAA GROWTH & INCOME FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

56  | USAA GROWTH & INCOME FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance,
USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

 (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

   =============================================================================
   23431-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

 ==============================================================

       ANNUAL REPORT
       USAA HIGH INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JULY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Distributions to Shareholders                                             16

    Report of Independent Registered
      Public Accounting Firm                                                  17

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         41

    Financial Statements                                                      46

    Notes to Financial Statements                                             49

EXPENSE EXAMPLE                                                               70

ADVISORY AGREEMENT(S)                                                         72

TRUSTEES' AND OFFICERS' INFORMATION                                           77

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209371-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA HIGH INCOME FUND (THE FUND) SEEKS TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------
          [PHOTO OF R. MATTHEW FREUND]            [PHOTO OF JULIANNE BASS]
          R. MATTHEW FREUND, CFA                  JULIANNE BASS, CFA
          USAA Asset                              USAA Asset
          Management Company                      Management Company
--------------------------------------------------------------------------------

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the first half of the reporting period, longer-term interest rates decreased. The yield on a 10-year U.S. Treasury security fell from 2.56% on July 31, 2014, to a low for the reporting period overall of 1.64% on January 30, 2015. In February 2015, longer-term interest rates increased, reaching 2.24% on March 6, 2015, in response to a strong U.S. jobs report. Although longer-term interest rates fell again later in the month when the Federal Reserve (the Fed) indicated that it may increase the federal interest rate in the relatively near future, interest rates began to rise again during the second quarter 2015, driven higher by global events and shifting expectations about potential federal monetary action. Despite continued signs of improvement, weak first-quarter U.S. gross domestic product confirmed the fears of some market participants that the U.S. economy had yet to achieve a sustainable growth path. The Fed stated that any interest rate hike will be data dependent. In July 2015, interest rates edged down amid a broad flight to safety, as China's economy continued to slow, investors grew concerned about a possible Greek exit from the European Union, and Puerto Rico seemed likely to default on its municipal debt obligations. Longer-term interest rates ended the reporting period somewhat lower than they began. On July 31, 2015, the 10-year U.S. Treasury yield was 2.18%.

================================================================================

2  | USAA HIGH INCOME FUND

================================================================================

                           O 10-YEAR TREASURY YIELDS o

                       [CHART OF 10-YEAR TREASURY YIELDS]

   DATE                                                                    YIELD
 7/31/2014                                                                 2.559
  8/1/2014                                                                 2.493
  8/4/2014                                                                 2.483
  8/5/2014                                                                 2.485
  8/6/2014                                                                 2.472
  8/7/2014                                                                 2.412
  8/8/2014                                                                 2.421
 8/11/2014                                                                 2.428
 8/12/2014                                                                  2.45
 8/13/2014                                                                 2.418
 8/14/2014                                                                 2.402
 8/15/2014                                                                 2.341
 8/18/2014                                                                 2.394
 8/19/2014                                                                 2.401
 8/20/2014                                                                 2.427
 8/21/2014                                                                 2.408
 8/22/2014                                                                 2.403
 8/25/2014                                                                 2.383
 8/26/2014                                                                 2.397
 8/27/2014                                                                 2.358
 8/28/2014                                                                 2.337
 8/29/2014                                                                 2.344
  9/1/2014                                                                 2.344
  9/2/2014                                                                 2.422
  9/3/2014                                                                 2.397
  9/4/2014                                                                 2.451
  9/5/2014                                                                  2.46
  9/8/2014                                                                 2.472
  9/9/2014                                                                 2.504
 9/10/2014                                                                 2.542
 9/11/2014                                                                 2.551
 9/12/2014                                                                 2.611
 9/15/2014                                                                  2.59
 9/16/2014                                                                 2.593
 9/17/2014                                                                 2.621
 9/18/2014                                                                 2.615
 9/19/2014                                                                 2.575
 9/22/2014                                                                 2.565
 9/23/2014                                                                 2.528
 9/24/2014                                                                 2.565
 9/25/2014                                                                 2.503
 9/26/2014                                                                 2.529
 9/29/2014                                                                 2.478
 9/30/2014                                                                  2.49
 10/1/2014                                                                 2.386
 10/2/2014                                                                 2.426
 10/3/2014                                                                 2.435
 10/6/2014                                                                 2.421
 10/7/2014                                                                  2.34
 10/8/2014                                                                 2.322
 10/9/2014                                                                 2.314
10/10/2014                                                                 2.281
10/13/2014                                                                 2.281
10/14/2014                                                                 2.198
10/15/2014                                                                 2.137
10/16/2014                                                                 2.157
10/17/2014                                                                 2.194
10/20/2014                                                                 2.192
10/21/2014                                                                 2.223
10/22/2014                                                                 2.217
10/23/2014                                                                 2.272
10/24/2014                                                                 2.269
10/27/2014                                                                 2.261
10/28/2014                                                                 2.297
10/29/2014                                                                 2.318
10/30/2014                                                                 2.306
10/31/2014                                                                 2.336
 11/3/2014                                                                 2.343
 11/4/2014                                                                 2.334
 11/5/2014                                                                 2.343
 11/6/2014                                                                 2.387
 11/7/2014                                                                 2.298
11/10/2014                                                                 2.361
11/11/2014                                                                 2.361
11/12/2014                                                                 2.372
11/13/2014                                                                 2.341
11/14/2014                                                                 2.321
11/17/2014                                                                 2.341
11/18/2014                                                                 2.316
11/19/2014                                                                  2.36
11/20/2014                                                                 2.338
11/21/2014                                                                 2.311
11/24/2014                                                                 2.307
11/25/2014                                                                 2.258
11/26/2014                                                                 2.246
11/27/2014                                                                 2.246
11/28/2014                                                                 2.165
 12/1/2014                                                                 2.236
 12/2/2014                                                                 2.293
 12/3/2014                                                                 2.281
 12/4/2014                                                                 2.235
 12/5/2014                                                                 2.307
 12/8/2014                                                                 2.258
 12/9/2014                                                                 2.214
12/10/2014                                                                 2.165
12/11/2014                                                                 2.163
12/12/2014                                                                 2.083
12/15/2014                                                                 2.119
12/16/2014                                                                  2.06
12/17/2014                                                                 2.137
12/18/2014                                                                 2.208
12/19/2014                                                                 2.163
12/22/2014                                                                 2.159
12/23/2014                                                                 2.262
12/24/2014                                                                 2.264
12/25/2014                                                                 2.264
12/26/2014                                                                 2.251
12/29/2014                                                                 2.203
12/30/2014                                                                 2.188
12/31/2014                                                                 2.172
  1/1/2015                                                                 2.172
  1/2/2015                                                                 2.111
  1/5/2015                                                                 2.033
  1/6/2015                                                                 1.941
  1/7/2015                                                                 1.969
  1/8/2015                                                                 2.019
  1/9/2015                                                                 1.946
 1/12/2015                                                                 1.908
 1/13/2015                                                                 1.901
 1/14/2015                                                                 1.856
 1/15/2015                                                                 1.716
 1/16/2015                                                                 1.838
 1/19/2015                                                                 1.838
 1/20/2015                                                                 1.789
 1/21/2015                                                                 1.873
 1/22/2015                                                                 1.864
 1/23/2015                                                                 1.798
 1/26/2015                                                                 1.825
 1/27/2015                                                                 1.824
 1/28/2015                                                                 1.722
 1/29/2015                                                                 1.752
 1/30/2015                                                                 1.642
  2/2/2015                                                                 1.665
  2/3/2015                                                                 1.792
  2/4/2015                                                                 1.752
  2/5/2015                                                                 1.821
  2/6/2015                                                                 1.958
  2/9/2015                                                                 1.978
 2/10/2015                                                                 1.998
 2/11/2015                                                                 2.018
 2/12/2015                                                                 1.985
 2/13/2015                                                                 2.051
 2/16/2015                                                                 2.051
 2/17/2015                                                                 2.139
 2/18/2015                                                                 2.081
 2/19/2015                                                                 2.115
 2/20/2015                                                                 2.113
 2/23/2015                                                                 2.058
 2/24/2015                                                                 1.981
 2/25/2015                                                                  1.97
 2/26/2015                                                                  2.03
 2/27/2015                                                                 1.994
  3/2/2015                                                                 2.083
  3/3/2015                                                                  2.12
  3/4/2015                                                                 2.118
  3/5/2015                                                                 2.116
  3/6/2015                                                                 2.242
  3/9/2015                                                                 2.192
 3/10/2015                                                                 2.131
 3/11/2015                                                                 2.109
 3/12/2015                                                                 2.117
 3/13/2015                                                                 2.115
 3/16/2015                                                                 2.073
 3/17/2015                                                                 2.051
 3/18/2015                                                                 1.921
 3/19/2015                                                                 1.969
 3/20/2015                                                                 1.931
 3/23/2015                                                                 1.912
 3/24/2015                                                                 1.874
 3/25/2015                                                                 1.926
 3/26/2015                                                                  1.99
 3/27/2015                                                                 1.962
 3/30/2015                                                                 1.948
 3/31/2015                                                                 1.924
  4/1/2015                                                                 1.858
  4/2/2015                                                                 1.912
  4/3/2015                                                                  1.84
  4/6/2015                                                                 1.896
  4/7/2015                                                                 1.886
  4/8/2015                                                                 1.906
  4/9/2015                                                                  1.96
 4/10/2015                                                                 1.948
 4/13/2015                                                                 1.928
 4/14/2015                                                                 1.899
 4/15/2015                                                                 1.889
 4/16/2015                                                                 1.891
 4/17/2015                                                                 1.866
 4/20/2015                                                                  1.89
 4/21/2015                                                                  1.91
 4/22/2015                                                                  1.98
 4/23/2015                                                                 1.959
 4/24/2015                                                                 1.909
 4/27/2015                                                                 1.922
 4/28/2015                                                                 2.004
 4/29/2015                                                                  2.04
 4/30/2015                                                                 2.033
  5/1/2015                                                                 2.114
  5/4/2015                                                                 2.145
  5/5/2015                                                                 2.186
  5/6/2015                                                                 2.244
  5/7/2015                                                                 2.181
  5/8/2015                                                                 2.149
 5/11/2015                                                                 2.281
 5/12/2015                                                                  2.25
 5/13/2015                                                                 2.294
 5/14/2015                                                                 2.231
 5/15/2015                                                                 2.143
 5/18/2015                                                                 2.235
 5/19/2015                                                                 2.289
 5/20/2015                                                                 2.249
 5/21/2015                                                                 2.191
 5/22/2015                                                                  2.21
 5/25/2015                                                                  2.21
 5/26/2015                                                                  2.14
 5/27/2015                                                                 2.129
 5/28/2015                                                                 2.136
 5/29/2015                                                                 2.122
  6/1/2015                                                                  2.18
  6/2/2015                                                                 2.263
  6/3/2015                                                                 2.365
  6/4/2015                                                                 2.308
  6/5/2015                                                                 2.408
  6/8/2015                                                                 2.383
  6/9/2015                                                                 2.439
 6/10/2015                                                                 2.485
 6/11/2015                                                                 2.378
 6/12/2015                                                                 2.393
 6/15/2015                                                                 2.357
 6/16/2015                                                                  2.31
 6/17/2015                                                                 2.317
 6/18/2015                                                                 2.335
 6/19/2015                                                                 2.259
 6/22/2015                                                                 2.373
 6/23/2015                                                                  2.41
 6/24/2015                                                                 2.368
 6/25/2015                                                                  2.41
 6/26/2015                                                                 2.474
 6/29/2015                                                                 2.325
 6/30/2015                                                                 2.354
  7/1/2015                                                                 2.423
  7/2/2015                                                                 2.383
  7/3/2015                                                                 2.383
  7/6/2015                                                                 2.286
  7/7/2015                                                                 2.259
  7/8/2015                                                                 2.193
  7/9/2015                                                                 2.322
 7/10/2015                                                                 2.398
 7/13/2015                                                                 2.455
 7/14/2015                                                                 2.402
 7/15/2015                                                                 2.353
 7/16/2015                                                                 2.351
 7/17/2015                                                                 2.348
 7/20/2015                                                                 2.373
 7/21/2015                                                                 2.326
 7/22/2015                                                                 2.324
 7/23/2015                                                                 2.269
 7/24/2015                                                                 2.263
 7/27/2015                                                                 2.218
 7/28/2015                                                                 2.251
 7/29/2015                                                                 2.287
 7/30/2015                                                                  2.26
 7/31/2015                                                                 2.181

    Source: Bloomberg Finance L.P.

                                   [END CHART]

    Spreads widened across the credit spectrum, with single A, Baa, and high-yield spreads widening 40 basis points, 71 basis points, and 125 basis points, respectively as of July 31, 2015. Spreads (yield differentials versus U.S. Treasury securities of comparable maturity) generally are considered an indication of risk; the wider the spread, the greater the credit risk.

    Commodities prices fell dramatically during the reporting period, with declines across the board, including oil and natural gas, agricultural commodities, and base and precious metals. The drop in prices hurt commodities producers, such as energy companies and metals and mining firms, as well as related industries, such as equipment suppliers.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

                     o CRUDE OIL - WEST TEXAS INTERMEDIATE o

                 [CHART OF CRUDE OIL - WEST TEXAS INTERMEDIATE]

   Date                                                                    Price
 7/31/2014                                                                $98.17
  8/1/2014                                                                 97.88
  8/4/2014                                                                 98.29
  8/5/2014                                                                 97.38
  8/6/2014                                                                 96.92
  8/7/2014                                                                 97.34
  8/8/2014                                                                 97.65
 8/11/2014                                                                 98.08
 8/12/2014                                                                 97.37
 8/13/2014                                                                 97.59
 8/14/2014                                                                 95.58
 8/15/2014                                                                 97.35
 8/18/2014                                                                 96.41
 8/19/2014                                                                 94.48
 8/20/2014                                                                 96.07
 8/21/2014                                                                 93.96
 8/22/2014                                                                 93.65
 8/25/2014                                                                 93.35
 8/26/2014                                                                 93.86
 8/27/2014                                                                 93.88
 8/28/2014                                                                 94.55
 8/29/2014                                                                 95.96
  9/2/2014                                                                 92.88
  9/3/2014                                                                 95.54
  9/4/2014                                                                 94.45
  9/5/2014                                                                 93.29
  9/8/2014                                                                 92.66
  9/9/2014                                                                 92.75
 9/10/2014                                                                 91.67
 9/11/2014                                                                 92.83
 9/12/2014                                                                 92.27
 9/15/2014                                                                 92.92
 9/16/2014                                                                 94.88
 9/17/2014                                                                 94.42
 9/18/2014                                                                 93.07
 9/19/2014                                                                 92.41
 9/22/2014                                                                 91.52
 9/23/2014                                                                 91.56
 9/24/2014                                                                  92.8
 9/25/2014                                                                 92.53
 9/26/2014                                                                 93.54
 9/29/2014                                                                 94.57
 9/30/2014                                                                 91.16
 10/1/2014                                                                 90.73
 10/2/2014                                                                 91.01
 10/3/2014                                                                 89.74
 10/6/2014                                                                 90.34
 10/7/2014                                                                 88.85
 10/8/2014                                                                 87.31
 10/9/2014                                                                 85.77
10/10/2014                                                                 85.82
10/13/2014                                                                 85.74
10/14/2014                                                                 81.84
10/15/2014                                                                 81.78
10/16/2014                                                                  82.7
10/17/2014                                                                 82.75
10/20/2014                                                                 82.71
10/21/2014                                                                 82.81
10/22/2014                                                                 80.52
10/23/2014                                                                 82.09
10/24/2014                                                                 81.01
10/27/2014                                                                    81
10/28/2014                                                                 81.42
10/29/2014                                                                  82.2
10/30/2014                                                                 81.12
10/31/2014                                                                 80.54
 11/3/2014                                                                 78.78
 11/4/2014                                                                 77.19
 11/5/2014                                                                 78.68
 11/6/2014                                                                 77.91
 11/7/2014                                                                 78.65
11/10/2014                                                                  77.4
11/11/2014                                                                 77.94
11/12/2014                                                                 77.18
11/13/2014                                                                 74.21
11/14/2014                                                                 75.82
11/17/2014                                                                 75.64
11/18/2014                                                                 74.61
11/19/2014                                                                 74.58
11/20/2014                                                                 75.58
11/21/2014                                                                 76.51
11/24/2014                                                                 75.78
11/25/2014                                                                 74.09
11/26/2014                                                                 73.69
11/28/2014                                                                 66.15
 12/1/2014                                                                    69
 12/2/2014                                                                 66.88
 12/3/2014                                                                 67.38
 12/4/2014                                                                 66.81
 12/5/2014                                                                 65.84
 12/8/2014                                                                 63.05
 12/9/2014                                                                 63.82
12/10/2014                                                                 60.94
12/11/2014                                                                 59.95
12/12/2014                                                                 57.81
12/15/2014                                                                 55.91
12/16/2014                                                                 55.93
12/17/2014                                                                 56.47
12/18/2014                                                                 54.11
12/19/2014                                                                 56.52
12/22/2014                                                                 55.26
12/23/2014                                                                 57.12
12/24/2014                                                                 55.84
12/26/2014                                                                 54.73
12/29/2014                                                                 53.61
12/30/2014                                                                 54.12
12/31/2014                                                                 53.27
  1/2/2015                                                                 52.69
  1/5/2015                                                                 50.04
  1/6/2015                                                                 47.93
  1/7/2015                                                                 48.65
  1/8/2015                                                                 48.79
  1/9/2015                                                                 48.36
 1/12/2015                                                                 46.07
 1/13/2015                                                                 45.89
 1/14/2015                                                                 48.48
 1/15/2015                                                                 46.25
 1/16/2015                                                                 48.69
 1/20/2015                                                                 46.39
 1/21/2015                                                                 47.78
 1/22/2015                                                                 46.31
 1/23/2015                                                                 45.59
 1/26/2015                                                                 45.15
 1/27/2015                                                                 46.23
 1/28/2015                                                                 44.45
 1/29/2015                                                                 44.53
 1/30/2015                                                                 48.24
  2/2/2015                                                                 49.57
  2/3/2015                                                                 53.05
  2/4/2015                                                                 48.45
  2/5/2015                                                                 50.48
  2/6/2015                                                                 51.69
  2/9/2015                                                                 52.86
 2/10/2015                                                                 50.02
 2/11/2015                                                                 48.84
 2/12/2015                                                                 51.21
 2/13/2015                                                                 52.78
 2/17/2015                                                                 53.53
 2/18/2015                                                                 52.14
 2/19/2015                                                                 51.16
 2/20/2015                                                                 50.34
 2/23/2015                                                                 49.45
 2/24/2015                                                                 49.28
 2/25/2015                                                                 50.99
 2/26/2015                                                                 48.17
 2/27/2015                                                                 49.76
  3/2/2015                                                                 49.59
  3/3/2015                                                                 50.52
  3/4/2015                                                                 51.53
  3/5/2015                                                                 50.76
  3/6/2015                                                                 49.61
  3/9/2015                                                                    50
 3/10/2015                                                                 48.29
 3/11/2015                                                                 48.17
 3/12/2015                                                                 47.05
 3/13/2015                                                                 44.84
 3/16/2015                                                                 43.88
 3/17/2015                                                                 43.46
 3/18/2015                                                                 44.66
 3/19/2015                                                                 43.96
 3/20/2015                                                                 45.72
 3/23/2015                                                                 47.45
 3/24/2015                                                                 47.51
 3/25/2015                                                                 49.21
 3/26/2015                                                                 51.43
 3/27/2015                                                                 48.87
 3/30/2015                                                                 48.68
 3/31/2015                                                                  47.6
  4/1/2015                                                                 50.09
  4/2/2015                                                                 49.14
  4/6/2015                                                                 52.14
  4/7/2015                                                                 53.98
  4/8/2015                                                                 50.42
  4/9/2015                                                                 50.79
 4/10/2015                                                                 51.64
 4/13/2015                                                                 51.91
 4/14/2015                                                                 53.29
 4/15/2015                                                                 56.39
 4/16/2015                                                                 56.71
 4/17/2015                                                                 55.74
 4/20/2015                                                                 56.38
 4/21/2015                                                                 55.26
 4/22/2015                                                                 56.16
 4/23/2015                                                                 57.74
 4/24/2015                                                                 57.15
 4/27/2015                                                                 56.99
 4/28/2015                                                                 57.06
 4/29/2015                                                                 58.58
 4/30/2015                                                                 59.63
  5/1/2015                                                                 59.15
  5/4/2015                                                                 58.93
  5/5/2015                                                                  60.4
  5/6/2015                                                                 60.93
  5/7/2015                                                                 58.94
  5/8/2015                                                                 59.39
 5/11/2015                                                                 59.25
 5/12/2015                                                                 60.75
 5/13/2015                                                                  60.5
 5/14/2015                                                                 59.88
 5/15/2015                                                                 59.69
 5/18/2015                                                                 59.43
 5/19/2015                                                                 57.26
 5/20/2015                                                                 58.98
 5/21/2015                                                                 60.72
 5/22/2015                                                                 59.72
 5/26/2015                                                                 58.03
 5/27/2015                                                                 57.51
 5/28/2015                                                                 57.68
 5/29/2015                                                                  60.3
  6/1/2015                                                                  60.2
  6/2/2015                                                                 61.26
  6/3/2015                                                                 59.64
  6/4/2015                                                                    58
  6/5/2015                                                                 59.13
  6/8/2015                                                                 58.14
  6/9/2015                                                                 60.14
 6/10/2015                                                                 61.43
 6/11/2015                                                                 60.77
 6/12/2015                                                                 59.96
 6/15/2015                                                                 59.52
 6/16/2015                                                                 59.97
 6/17/2015                                                                 59.92
 6/18/2015                                                                 60.45
 6/19/2015                                                                 59.61
 6/22/2015                                                                 59.68
 6/23/2015                                                                 61.01
 6/24/2015                                                                 60.27
 6/25/2015                                                                  59.7
 6/26/2015                                                                 59.63
 6/29/2015                                                                 58.33
 6/30/2015                                                                 59.47
  7/1/2015                                                                 56.96
  7/2/2015                                                                 56.93
  7/6/2015                                                                 52.53
  7/7/2015                                                                 52.33
  7/8/2015                                                                 51.65
  7/9/2015                                                                 52.78
 7/10/2015                                                                 52.74
 7/13/2015                                                                  52.2
 7/14/2015                                                                 53.04
 7/15/2015                                                                 51.41
 7/16/2015                                                                 50.91
 7/17/2015                                                                 50.89
 7/20/2015                                                                 50.15
 7/21/2015                                                                 50.36
 7/22/2015                                                                 49.19
 7/23/2015                                                                 48.45
 7/24/2015                                                                 48.14
 7/27/2015                                                                 47.39
 7/28/2015                                                                 47.98
 7/29/2015                                                                 48.79
 7/30/2015                                                                 48.52
 7/31/2015                                                                 47.12

    Source: Bloomberg Finance L.P.

                                   [END CHART]

    Within the high-yield bond market, prices (which move in the opposite direction of yields) declined during the reporting period, pressured by the precipitous drop in oil prices and the deteriorating outlook for energy companies, especially exploration and production companies. Weakness in the metals and mining sector, driven by lower commodity prices, also dampened the performance of high-yield bonds. In this environment, high-yield securities underperformed both stocks and intermediate-term bonds - a departure from the asset class' long-term track record. Historically, high-yield securities tend to perform between stocks and high-quality bonds, with generally less volatility. This tendency to act differently could provide long-term investors with diversification benefits.

================================================================================

4  | USAA HIGH INCOME FUND

================================================================================

                                   o THREE-YEAR COMPARATIVE RETURNS o

                                [CHART OF THREE-YEAR COMPARATIVE RETURNS]


                 S&P 500                       USAA HIGH INCOME                      CITIGROUP 10-YEAR
                  INDEX                           FUND SHARES                        U.S. TREASURY INDEX
 7/31/2012             0%         7/31/2012               0%              7/31/2012              0%
  8/1/2012       -0.2872           8/1/2012          0.1188                8/1/2012        -0.4364
  8/2/2012       -1.0143           8/2/2012          0.1188                8/2/2012         0.1163
  8/3/2012        0.8828           8/3/2012          0.3563                8/3/2012        -0.7464
  8/6/2012        1.1201           8/6/2012          0.5938                8/6/2012        -0.5651
  8/7/2012        1.6383           8/7/2012          0.5938                8/7/2012        -1.1689
  8/8/2012        1.7335           8/8/2012          0.7126                8/8/2012        -1.3161
  8/9/2012          1.82           8/9/2012          0.7126                8/9/2012        -1.3864
 8/10/2012         2.046          8/10/2012          0.8314               8/10/2012        -1.0304
 8/13/2012        1.9378          8/13/2012          0.7126               8/13/2012        -1.0622
 8/14/2012        1.9426          8/14/2012          0.7126               8/14/2012        -1.6816
 8/15/2012        2.0954          8/15/2012          0.8314               8/15/2012         -2.409
 8/16/2012        2.8284          8/16/2012          0.8314               8/16/2012         -2.675
 8/17/2012         3.021          8/17/2012          0.9501               8/17/2012        -2.4601
 8/20/2012        3.0208          8/20/2012          0.9501               8/20/2012        -2.4375
 8/21/2012        2.6625          8/21/2012          1.0689               8/21/2012        -2.3608
 8/22/2012        2.6923          8/22/2012          1.1876               8/22/2012        -1.6212
 8/23/2012        1.8648          8/23/2012          1.3064               8/23/2012        -1.1513
 8/24/2012        2.5372          8/24/2012          1.4252               8/24/2012        -1.2527
 8/27/2012        2.4878          8/27/2012          1.4252               8/27/2012        -0.9604
 8/28/2012        2.4115          8/28/2012          1.5439               8/28/2012        -0.8127
 8/29/2012        2.5225          8/29/2012          1.5416               8/29/2012        -1.0125
 8/30/2012        1.7362          8/30/2012          1.5416               8/30/2012        -0.6993
 8/31/2012        2.2536          8/31/2012          1.7805               8/31/2012        -0.1894
  9/4/2012        2.1368           9/4/2012          1.7805                9/4/2012        -0.3208
  9/5/2012        2.0538           9/5/2012          1.8999                9/5/2012        -0.4462
  9/6/2012        4.1535           9/6/2012          2.1389                9/6/2012         -1.155
  9/7/2012        4.5809           9/7/2012          2.4973                9/7/2012        -1.0722
 9/10/2012        3.9445          9/10/2012          2.4973               9/10/2012        -1.2148
 9/11/2012        4.2715          9/11/2012          2.8556               9/11/2012        -1.3344
 9/12/2012        4.5173          9/12/2012           3.214               9/12/2012        -1.9341
 9/13/2012         6.236          9/13/2012          3.4529               9/13/2012        -1.8364
 9/14/2012        6.6575          9/14/2012          3.9308               9/14/2012        -2.8398
 9/17/2012        6.3288          9/17/2012          3.9308               9/17/2012        -2.5628
 9/18/2012        6.1948          9/18/2012          3.9308               9/18/2012        -2.3263
 9/19/2012        6.3228          9/19/2012          4.0502               9/19/2012         -2.074
 9/20/2012        6.2809          9/20/2012          4.0502               9/20/2012         -2.023
 9/21/2012        6.2732          9/21/2012          4.0502               9/21/2012        -1.8639
 9/24/2012        6.0355          9/24/2012          3.9308               9/24/2012        -1.4937
 9/25/2012        4.9342          9/25/2012          3.6919               9/25/2012        -1.1332
 9/26/2012        4.3536          9/26/2012          3.2391               9/26/2012        -0.5556
 9/27/2012        5.3679          9/27/2012          3.4792               9/27/2012        -0.7684
 9/28/2012         4.896          9/28/2012          3.3591               9/28/2012        -0.7394
 10/1/2012        5.1797          10/1/2012          3.5992               10/1/2012        -0.5803
 10/2/2012         5.278          10/2/2012          3.7193               10/2/2012        -0.4986
 10/3/2012        5.6831          10/3/2012          3.8393               10/3/2012        -0.5557
 10/4/2012        6.4428          10/4/2012          4.0794               10/4/2012         -0.954
 10/5/2012        6.4446          10/5/2012          4.1995               10/5/2012        -1.5388
 10/8/2012        6.0767          10/8/2012          4.1995               10/8/2012        -1.5256
 10/9/2012        5.0301          10/9/2012          4.1995               10/9/2012         -1.428
10/10/2012         4.388         10/10/2012          4.1995              10/10/2012        -1.1608
10/11/2012        4.4259         10/11/2012          4.4396              10/11/2012        -1.0344
10/12/2012        4.1184         10/12/2012          4.4396              10/12/2012        -0.9061
10/15/2012        4.9598         10/15/2012          4.6796              10/15/2012        -0.8909
10/16/2012        6.0378         10/16/2012          4.9197              10/16/2012        -1.3825
10/17/2012         6.487         10/17/2012          5.2799              10/17/2012        -2.1835
10/18/2012        6.2323         10/18/2012          5.3999              10/18/2012        -2.3189
10/19/2012        4.4742         10/19/2012          5.2799              10/19/2012        -1.7879
10/22/2012        4.5222         10/22/2012          5.2799              10/22/2012        -2.0227
10/23/2012        3.0125         10/23/2012          4.9197              10/23/2012        -1.7545
10/24/2012        2.6952         10/24/2012          4.9197              10/24/2012        -1.8275
10/25/2012        3.0049         10/25/2012          4.9197              10/25/2012        -2.2883
10/26/2012          2.93         10/26/2012          4.9197              10/26/2012        -1.6174
10/31/2012        2.9592         10/31/2012          4.9005              10/29/2012        -1.3404
 11/1/2012        4.0923          11/1/2012          5.0212              10/30/2012         -1.336
 11/2/2012        3.1175          11/2/2012          5.0212              10/31/2012        -1.0222
 11/5/2012         3.353          11/5/2012          5.0212               11/1/2012        -1.2658
 11/6/2012        4.1671          11/6/2012           5.142               11/2/2012        -1.3546
 11/7/2012        1.7893          11/7/2012          4.9005               11/5/2012        -0.9844
 11/8/2012        0.5482          11/8/2012          4.7798               11/6/2012         -1.476
 11/9/2012        0.7233          11/9/2012          4.6591               11/7/2012        -0.5264
11/12/2012        0.7365         11/12/2012          4.6591               11/8/2012        -0.1233
11/13/2012         0.367         11/13/2012          4.4177               11/9/2012         0.0378
11/14/2012       -0.9867         11/14/2012           4.297              11/12/2012          0.051
11/15/2012       -1.1376         11/15/2012          3.9348              11/13/2012         0.2358
11/16/2012       -0.6495         11/16/2012          3.9348              11/14/2012         0.2591
11/19/2012        1.3307         11/19/2012           4.297              11/15/2012         0.2605
11/20/2012        1.4062         11/20/2012          4.4177              11/16/2012         0.3908
11/21/2012        1.6435         11/21/2012          4.4177              11/19/2012         0.0677
11/23/2012        2.9816         11/23/2012          4.6591              11/20/2012        -0.3078
11/26/2012        2.7757         11/26/2012          4.6591              11/21/2012         -0.596
11/27/2012        2.2483         11/27/2012          4.7798              11/22/2012        -0.5916
11/28/2012        3.0823         11/28/2012          4.8752              11/23/2012        -0.6487
11/29/2012        3.5393         11/29/2012          5.1179              11/26/2012        -0.3698
11/30/2012        3.5562         11/30/2012          5.2393              11/27/2012        -0.1888
 12/3/2012        3.0662          12/3/2012          5.2393              11/28/2012         0.0744
 12/4/2012        2.8921          12/4/2012          5.3607              11/29/2012         0.0401
 12/5/2012         3.088          12/5/2012          5.6035              11/30/2012         0.1357
 12/6/2012        3.4564          12/6/2012          5.8462               12/3/2012        -0.0077
 12/7/2012        3.7664          12/7/2012          6.1036               12/4/2012         0.1537
12/10/2012        3.8063         12/10/2012          6.2265               12/5/2012          0.345
12/11/2012        4.4861         12/11/2012          6.3495               12/6/2012         0.4275
12/12/2012        4.5541         12/12/2012          6.5954               12/7/2012         0.0262
12/13/2012        3.9169         12/13/2012          6.5954              12/10/2012         0.1336
12/14/2012        3.4909         12/14/2012          6.5954              12/11/2012        -0.1587
12/17/2012        4.7211         12/17/2012          6.7183              12/12/2012        -0.6069
12/18/2012         5.926         12/18/2012          6.8351              12/13/2012        -0.8942
12/19/2012        5.1257         12/19/2012          6.9588              12/14/2012        -0.7188
12/20/2012         5.725         12/20/2012          6.9588              12/17/2012         -1.178
12/21/2012        4.7411         12/21/2012          6.8351              12/18/2012        -1.7511
12/24/2012        4.4985         12/24/2012          6.8351              12/19/2012        -1.4808
12/26/2012        3.9996         12/26/2012          6.9588              12/20/2012        -1.4763
12/27/2012        3.8923         12/27/2012          6.9588              12/21/2012        -1.0511
12/28/2012        2.7545         12/28/2012          6.9588              12/24/2012        -1.2405
12/31/2012         4.496         12/31/2012          7.0824              12/26/2012        -1.0907
  1/2/2013        7.1707           1/2/2013           7.577              12/27/2012        -0.7114
  1/3/2013        6.9472           1/3/2013          7.7007              12/28/2012         -0.629
  1/4/2013        7.4675           1/4/2013           7.948              12/31/2012        -0.8964
  1/7/2013        7.1321           1/7/2013          8.0716                1/2/2013        -1.7468
  1/8/2013        6.8213           1/8/2013          8.1953                1/3/2013        -2.3039
  1/9/2013        7.1066           1/9/2013          8.4426                1/4/2013        -2.4403
 1/10/2013        7.9203          1/10/2013          8.4426                1/7/2013        -2.3169
 1/11/2013         7.927          1/11/2013          8.6899                1/8/2013        -2.0166
 1/14/2013        7.8266          1/14/2013          8.6899                1/9/2013        -1.8553
 1/15/2013        7.9487          1/15/2013          8.6899               1/10/2013        -2.2255
 1/16/2013        7.9829          1/16/2013          8.8135               1/11/2013        -2.0342
 1/17/2013        8.5931          1/17/2013          9.0609               1/14/2013        -1.8638
 1/18/2013        8.9648          1/18/2013          9.1845               1/15/2013        -1.6255
 1/22/2013        9.4519          1/22/2013          9.3082               1/16/2013         -1.574
 1/23/2013        9.6192          1/23/2013          9.4318               1/17/2013        -2.0072
 1/24/2013        9.6235          1/24/2013          9.5555               1/18/2013        -1.7529
 1/25/2013       10.2204          1/25/2013          9.6791               1/21/2013        -1.7395
 1/28/2013       10.0197          1/28/2013          9.5555               1/22/2013        -1.6411
 1/29/2013       10.5868          1/29/2013          9.5147               1/23/2013        -1.6056
 1/30/2013       10.1835          1/30/2013          9.3905               1/24/2013         -1.695
 1/31/2013        9.9079          1/31/2013          9.1422               1/25/2013        -2.6109
  2/1/2013       11.0149           2/1/2013          9.3905               1/28/2013        -2.8163
  2/4/2013        9.7364           2/4/2013          9.1422               1/29/2013        -2.9367
  2/5/2013        10.893           2/5/2013          9.2663               1/30/2013        -3.1041
  2/6/2013       10.9676           2/6/2013          9.2663               1/31/2013        -2.9047
  2/7/2013       10.8121           2/7/2013          9.1422                2/1/2013        -3.1421
  2/8/2013       11.4391           2/8/2013          9.1422                2/4/2013        -2.7689
 2/11/2013       11.3769          2/11/2013          9.1422                2/5/2013        -3.1081
 2/12/2013       11.5607          2/12/2013          9.2663                2/6/2013         -2.698
 2/13/2013       11.6781          2/13/2013          9.3905                2/7/2013        -2.5686
 2/14/2013       11.7682          2/14/2013          9.5147                2/8/2013        -2.5951
 2/15/2013       11.6611          2/15/2013          9.6388               2/11/2013        -2.5196
 2/19/2013       12.4982          2/19/2013          9.6388               2/12/2013        -2.8269
 2/20/2013       11.1074          2/20/2013          9.6388               2/13/2013        -3.1272
 2/21/2013       10.4322          2/21/2013          9.6388               2/14/2013        -2.7191
 2/22/2013       11.4172          2/22/2013           9.763               2/15/2013        -2.7545
 2/25/2013        9.3774          2/25/2013           9.763               2/18/2013        -2.7411
 2/26/2013       10.0626          2/26/2013          9.8238               2/19/2013        -2.9054
 2/27/2013       11.4906          2/27/2013          9.9486               2/20/2013         -2.857
 2/28/2013       11.3992          2/28/2013         10.0734               2/21/2013        -2.4808
  3/1/2013       11.6601           3/1/2013         10.1982               2/22/2013        -2.4014
  3/4/2013       12.1761           3/4/2013         10.1982               2/25/2013        -1.7713
  3/5/2013       13.2528           3/5/2013          10.323               2/26/2013         -1.628
  3/6/2013       13.4082           3/6/2013         10.4478               2/27/2013        -1.8303
  3/7/2013       13.6252           3/7/2013         10.5726               2/28/2013        -1.6819
  3/8/2013       14.1425           3/8/2013         10.6974                3/1/2013        -1.3731
 3/11/2013       14.5235          3/11/2013         10.8222                3/4/2013        -1.5544
 3/12/2013       14.2545          3/12/2013          10.947                3/5/2013        -1.7008
 3/13/2013       14.4431          3/13/2013          10.947                3/6/2013        -2.0913
 3/14/2013       15.0863          3/14/2013         11.1966                3/7/2013        -2.5566
 3/15/2013       14.9001          3/15/2013         11.1966                3/8/2013        -3.1134
 3/18/2013       14.2677          3/18/2013         11.1966               3/11/2013        -3.1051
 3/19/2013       13.9929          3/19/2013         11.1966               3/12/2013        -2.8031
 3/20/2013       14.7576          3/20/2013         11.1966               3/13/2013        -2.7675
 3/21/2013       13.8092          3/21/2013         11.1966               3/14/2013        -2.9051
 3/22/2013       14.6257          3/22/2013         11.3214               3/15/2013         -2.573
 3/25/2013       14.2429          3/25/2013         11.3214               3/18/2013        -2.1785
 3/26/2013       15.1708          3/26/2013         11.3214               3/19/2013        -1.7627
 3/27/2013       15.1095          3/27/2013         11.3376               3/20/2013         -2.016
 3/28/2013       15.5772          3/28/2013          11.463               3/21/2013        -1.9494
  4/1/2013       15.0666           4/1/2013          11.463               3/22/2013        -1.7923
  4/2/2013       15.6627           4/2/2013         11.5884               3/25/2013        -1.7907
  4/3/2013       14.4643           4/3/2013         11.5884               3/26/2013        -1.7095
  4/4/2013       14.9352           4/4/2013         11.5884               3/27/2013        -1.2178
  4/5/2013       14.4424           4/5/2013         11.7138               3/28/2013        -1.2883
  4/8/2013       15.2012           4/8/2013         11.7138               3/29/2013        -1.2722
  4/9/2013       15.6101           4/9/2013         11.8392                4/1/2013        -1.0995
 4/10/2013       17.0269          4/10/2013         12.0899                4/2/2013         -1.277
 4/11/2013       17.4531          4/11/2013         12.3407                4/3/2013        -0.8456
 4/12/2013       17.1223          4/12/2013         12.3407                4/4/2013         -0.354
 4/15/2013       14.4324          4/15/2013         12.0899                4/5/2013         0.2204
 4/16/2013       16.0697          4/16/2013         12.2153                4/8/2013        -0.1205
 4/17/2013       14.4067          4/17/2013         12.0899                4/9/2013        -0.2444
 4/18/2013       13.6437          4/18/2013         12.0899               4/10/2013        -0.7322
 4/19/2013        14.654          4/19/2013         12.2153               4/11/2013        -0.6052
 4/22/2013       15.1907          4/22/2013         12.3407               4/12/2013         0.0002
 4/23/2013       16.3909          4/23/2013         12.4661               4/15/2013         0.1914
 4/24/2013       16.4062          4/24/2013         12.7168               4/16/2013         0.0597
 4/25/2013       16.8797          4/25/2013         12.8422               4/17/2013          0.209
 4/26/2013       16.6697          4/26/2013         12.9964               4/18/2013         0.3739
 4/29/2013       17.5103          4/29/2013         13.2484               4/19/2013         0.1974
 4/30/2013       17.8037          4/30/2013         13.3743               4/22/2013         0.2592
  5/1/2013       16.7125           5/1/2013         13.6263               4/23/2013         0.2568
  5/2/2013       17.8201           5/2/2013         13.7523               4/24/2013         0.2845
  5/3/2013       19.0744           5/3/2013         14.0042               4/25/2013         0.1615
  5/6/2013       19.3018           5/6/2013         14.1302               4/26/2013         0.5696
  5/7/2013       19.9323           5/7/2013         14.3821               4/29/2013         0.5701
  5/8/2013       20.4811           5/8/2013         14.5081               4/30/2013         0.5152
  5/9/2013       20.0928           5/9/2013         14.6341                5/1/2013         0.8697
 5/10/2013        20.613          5/10/2013         14.5081                5/2/2013         0.9286
 5/13/2013       20.6302          5/13/2013         14.3821                5/3/2013        -0.0698
 5/14/2013       21.8796          5/14/2013         14.3821                5/6/2013        -0.3192
 5/15/2013       22.5409          5/15/2013         14.3821                5/7/2013        -0.4052
 5/16/2013       21.9324          5/16/2013         14.3821                5/8/2013         -0.217
 5/17/2013       23.1911          5/17/2013         14.5081                5/9/2013         -0.267
 5/20/2013       23.1065          5/20/2013         14.5081               5/10/2013        -1.0116
 5/21/2013       23.3219          5/21/2013         14.6341               5/13/2013        -1.1802
 5/22/2013       22.3158          5/22/2013         14.5081               5/14/2013        -1.4695
 5/23/2013       21.9756          5/23/2013         14.2561               5/15/2013         -1.364
 5/24/2013       21.9107          5/24/2013         14.2561               5/16/2013         -0.707
 5/28/2013        22.686          5/28/2013         14.1302               5/17/2013        -1.4311
 5/29/2013       21.8397          5/29/2013         13.6805               5/20/2013        -1.5064
 5/30/2013       22.3075          5/30/2013         13.6805               5/21/2013        -1.3123
 5/31/2013        20.558          5/31/2013         13.4273               5/22/2013        -2.0383
  6/3/2013       21.2861           6/3/2013         13.1741               5/23/2013        -2.0145
  6/4/2013       20.6225           6/4/2013         13.0475               5/24/2013        -1.8904
  6/5/2013       18.9905           6/5/2013         12.4145               5/27/2013        -1.8743
  6/6/2013       20.0174           6/6/2013         12.4145               5/28/2013        -2.9361
  6/7/2013       21.5593           6/7/2013         12.7943               5/29/2013        -2.8828
 6/10/2013       21.5244          6/10/2013         12.6677               5/30/2013        -2.8696
 6/11/2013       20.2913          6/11/2013         12.0347               5/31/2013        -3.2031
 6/12/2013       19.3125          6/12/2013         11.7816                6/3/2013        -2.9219
 6/13/2013        21.094          6/13/2013         11.7816                6/4/2013          -2.98
 6/14/2013       20.3823          6/14/2013         12.0347                6/5/2013          -2.63
 6/17/2013       21.2946          6/17/2013         12.2879                6/6/2013        -2.3899
 6/18/2013       22.2419          6/18/2013         12.4145                6/7/2013        -3.1381
 6/19/2013       20.5496          6/19/2013         12.1613               6/10/2013        -3.5945
 6/20/2013       17.5529          6/20/2013         10.8954               6/11/2013        -3.4015
 6/21/2013       17.8671          6/21/2013         10.5156               6/12/2013        -3.7105
 6/24/2013       16.4356          6/24/2013          9.6295               6/13/2013         -3.235
 6/25/2013       17.5533          6/25/2013          9.5029               6/14/2013        -2.7753
 6/26/2013       18.7047          6/26/2013          9.7637               6/17/2013        -3.2002
 6/27/2013       19.4509          6/27/2013         10.2724               6/18/2013        -3.2739
 6/28/2013       18.9394          6/28/2013         10.5268               6/19/2013        -4.4301
  7/1/2013       19.5961           7/1/2013          10.654               6/20/2013        -5.2882
  7/2/2013       19.5571           7/2/2013          10.654               6/21/2013        -6.0992
  7/3/2013       19.6564           7/3/2013          10.654               6/24/2013        -6.3359
  7/5/2013       20.8776           7/5/2013         10.3996               6/25/2013        -6.7076
  7/8/2013       21.5485           7/8/2013         10.3996               6/26/2013        -6.2793
  7/9/2013       22.4296           7/9/2013          10.654               6/27/2013        -5.7569
 7/10/2013       22.4569          7/10/2013         10.7812               6/28/2013        -5.7425
 7/11/2013       24.1291          7/11/2013         11.4171                7/1/2013        -5.7848
 7/12/2013       24.5122          7/12/2013         11.5443                7/2/2013        -5.6545
 7/15/2013       24.6839          7/15/2013         11.7987                7/3/2013        -5.9007
 7/16/2013       24.2214          7/16/2013         11.9259                7/4/2013        -5.8959
 7/17/2013       24.5798          7/17/2013         12.1803                7/5/2013        -7.6719
 7/18/2013       25.2204          7/18/2013         12.4346                7/8/2013        -7.0849
 7/19/2013       25.4259          7/19/2013         12.5618                7/9/2013        -6.9389
 7/22/2013       25.6833          7/22/2013          12.689               7/10/2013        -7.3106
 7/23/2013       25.4506          7/23/2013         12.8162               7/11/2013        -6.4744
 7/24/2013       24.9741          7/24/2013         12.5618               7/12/2013        -6.6899
 7/25/2013       25.2953          7/25/2013         12.3074               7/15/2013        -6.2676
 7/26/2013       25.4001          7/26/2013         12.3074               7/16/2013        -6.1053
 7/29/2013       24.9384          7/29/2013         12.3927               7/17/2013        -5.7398
 7/30/2013       24.9896          7/30/2013         12.3927               7/18/2013        -6.0958
 7/31/2013       24.9915          7/31/2013         12.3927               7/19/2013        -5.7145
  8/1/2013       26.5714           8/1/2013         12.3927               7/22/2013        -5.7001
  8/2/2013        26.781           8/2/2013         12.3927               7/23/2013        -5.9151
  8/5/2013       26.6061           8/5/2013         12.3927               7/24/2013        -6.5065
  8/6/2013       25.8854           8/6/2013         12.3927               7/25/2013        -6.6429
  8/7/2013        25.446           8/7/2013         12.2648               7/26/2013        -6.2459
  8/8/2013       25.9622           8/8/2013         12.3927               7/29/2013        -6.4512
  8/9/2013       25.5359           8/9/2013         12.3927               7/30/2013        -6.5876
 8/12/2013       25.3951          8/12/2013         12.3927               7/31/2013        -6.4573
 8/13/2013       25.7712          8/13/2013         12.2648                8/1/2013        -7.5665
 8/14/2013       25.1454          8/14/2013         12.2648                8/2/2013        -6.5419
 8/15/2013       23.3791          8/15/2013         11.8812                8/5/2013        -6.8414
 8/16/2013       22.9777          8/16/2013         11.8812                8/6/2013        -6.8523
 8/19/2013         22.26          8/19/2013         11.6255                8/7/2013        -6.5023
 8/20/2013       22.7321          8/20/2013         11.6255                8/8/2013        -6.3136
 8/21/2013       22.0286          8/21/2013         11.3697                8/9/2013        -6.2883
 8/22/2013       23.0817          8/22/2013         11.3697               8/12/2013        -6.4873
 8/23/2013       23.5861          8/23/2013         11.4976               8/13/2013        -7.4001
 8/26/2013       23.0884          8/26/2013         11.6255               8/14/2013        -7.3827
 8/27/2013       21.1345          8/27/2013         11.4976               8/15/2013         -7.722
 8/28/2013       21.4903          8/28/2013         11.5628               8/16/2013        -8.3845
 8/29/2013       21.7464          8/29/2013         11.5628               8/19/2013        -8.8439
 8/30/2013       21.3702          8/30/2013         11.5628               8/20/2013        -8.2786
  9/3/2013       21.8823           9/3/2013         11.6913               8/21/2013        -8.5928
  9/4/2013       22.9001           9/4/2013         11.5628               8/22/2013        -8.9571
  9/5/2013       23.0524           9/5/2013         11.4343               8/23/2013        -8.3032
  9/6/2013       23.0747           9/6/2013         11.5628               8/26/2013        -8.1906
  9/9/2013       24.3114           9/9/2013         11.6913               8/27/2013        -7.4794
 9/10/2013       25.2258          9/10/2013         11.6913               8/28/2013        -7.9508
 9/11/2013       25.6253          9/11/2013         11.6913               8/29/2013        -7.6583
 9/12/2013       25.2362          9/12/2013         11.8199               8/30/2013        -7.6583
 9/13/2013       25.5775          9/13/2013         11.9484                9/2/2013        -7.6455
 9/16/2013       26.2929          9/16/2013         12.0769                9/3/2013        -8.4345
 9/17/2013       26.8275          9/17/2013         12.2055                9/4/2013        -8.7963
 9/18/2013       28.3733          9/18/2013          12.591                9/5/2013        -9.4381
 9/19/2013       28.1567          9/19/2013         12.8481                9/6/2013        -9.1223
 9/20/2013       27.2328          9/20/2013         12.8481                9/9/2013         -8.779
 9/23/2013       26.6327          9/23/2013         12.7196               9/10/2013         -9.244
 9/24/2013       26.3168          9/24/2013         12.7196               9/11/2013        -8.9283
 9/25/2013       25.9748          9/25/2013         12.7196               9/12/2013        -8.8335
 9/26/2013       26.4381          9/26/2013         12.7478               9/13/2013        -8.7387
 9/27/2013       25.9301          9/27/2013         12.6187               9/16/2013        -8.5427
 9/30/2013       25.1766          9/30/2013         12.4895               9/17/2013        -8.3596
 10/1/2013       26.1863          10/1/2013         12.6187               9/18/2013        -7.1158
 10/2/2013       26.1265          10/2/2013         12.6187               9/19/2013        -7.5072
 10/3/2013       24.9944          10/3/2013         12.6187               9/20/2013        -7.3682
 10/4/2013         25.88          10/4/2013         12.7478               9/23/2013        -7.2017
 10/7/2013       24.8098          10/7/2013         12.7478               9/24/2013        -6.7239
 10/8/2013       23.3085          10/8/2013         12.7478               9/25/2013        -6.3935
 10/9/2013       23.3915          10/9/2013         12.7478               9/26/2013        -6.6228
10/10/2013       26.1045         10/10/2013          12.877               9/27/2013        -6.4101
10/11/2013       26.8977         10/11/2013         13.1353               9/30/2013        -6.3762
10/14/2013       27.4147         10/14/2013         13.1353               10/1/2013        -6.6202
10/15/2013       26.5151         10/15/2013         13.1353               10/2/2013        -6.4518
10/16/2013       28.2787         10/16/2013         13.3936               10/3/2013         -6.298
10/17/2013       29.1501         10/17/2013          13.781               10/4/2013        -6.6156
10/18/2013        29.999         10/18/2013         14.0393               10/7/2013        -6.4639
10/21/2013       30.0127         10/21/2013         14.1685               10/8/2013        -6.4575
10/22/2013       30.7587         10/22/2013         14.4268               10/9/2013        -6.5984
10/23/2013       30.1425         10/23/2013         14.4268              10/10/2013        -6.8719
10/24/2013       30.5683         10/24/2013         14.5559              10/11/2013         -6.836
10/25/2013       31.1421         10/25/2013         14.8142              10/14/2013        -6.8168
10/28/2013       31.3175         10/28/2013         14.8142              10/15/2013        -7.1197
10/29/2013        32.058         10/29/2013         14.8982              10/16/2013        -6.7157
10/30/2013       31.4244         10/30/2013         14.8982              10/17/2013        -6.0169
10/31/2013       30.9301         10/31/2013         14.8982              10/18/2013        -6.0252
 11/1/2013       31.3103          11/1/2013         14.8982              10/21/2013        -6.1681
 11/4/2013       31.7805          11/4/2013         14.8982              10/22/2013         -5.381
 11/5/2013        31.425          11/5/2013         14.7684              10/23/2013        -5.1683
 11/6/2013       32.0581          11/6/2013         14.8982              10/24/2013         -5.427
 11/7/2013       30.3469          11/7/2013         14.8982              10/25/2013        -5.2733
 11/8/2013       32.0991          11/8/2013         14.6385              10/28/2013        -5.3573
11/11/2013       32.1946         11/11/2013         14.6385              10/29/2013        -5.2919
11/12/2013       31.8905         11/12/2013         14.5087              10/30/2013        -5.4623
11/13/2013       32.9971         11/13/2013         14.5087              10/31/2013        -5.5737
11/14/2013       33.6655         11/14/2013         14.6385               11/1/2013        -6.1859
11/15/2013       34.2309         11/15/2013         14.7684               11/4/2013        -6.0048
11/18/2013        33.741         11/18/2013          15.028               11/5/2013        -6.4991
11/19/2013        33.493         11/19/2013          15.028               11/6/2013        -6.3307
11/20/2013       33.0136         11/20/2013         14.8982               11/7/2013        -6.0739
11/21/2013       34.1032         11/21/2013          15.028               11/8/2013        -7.1427
11/22/2013       34.7872         11/22/2013         15.1579              11/11/2013        -7.1235
11/25/2013       34.6195         11/25/2013         15.2877              11/12/2013        -7.2939
11/26/2013       34.6539         11/26/2013         15.2955              11/13/2013        -6.9635
11/27/2013       35.0201         11/27/2013         15.4259              11/14/2013        -6.6089
11/29/2013       34.9192         11/29/2013         15.4259              11/15/2013        -6.6422
 12/2/2013       34.5583          12/2/2013         15.4259              11/18/2013        -6.3903
 12/3/2013       34.1361          12/3/2013         15.4259              11/19/2013         -6.633
 12/4/2013        33.996          12/4/2013         15.2955              11/20/2013        -7.2277
 12/5/2013       33.4189          12/5/2013         15.4259              11/21/2013        -7.1748
 12/6/2013       34.9305          12/6/2013         15.4363              11/22/2013        -6.9236
 12/9/2013       35.1815          12/9/2013         15.4363              11/25/2013         -6.819
12/10/2013       34.7526         12/10/2013         15.5692              11/26/2013        -6.4475
12/11/2013       33.2421         12/11/2013         15.5692              11/27/2013        -6.7722
12/12/2013       32.7754         12/12/2013         15.4363              11/28/2013        -6.7658
12/13/2013       32.7647         12/13/2013         15.5692              11/29/2013        -6.8126
12/16/2013       33.6054         12/16/2013          15.702               12/2/2013        -7.2631
12/17/2013       33.1922         12/17/2013          15.617               12/3/2013         -7.038
12/18/2013       35.4121         12/18/2013         15.7507               12/4/2013        -7.5542
12/19/2013       35.3524         12/19/2013         15.7507               12/5/2013        -7.7361
12/20/2013       36.0046         12/20/2013         15.8843               12/6/2013        -7.8598
12/23/2013       36.7485         12/23/2013         15.8843               12/9/2013        -7.6496
12/24/2013       37.1555         12/24/2013         15.8843              12/10/2013        -7.1629
12/26/2013       37.8067         12/26/2013          16.018              12/11/2013        -7.5483
12/27/2013       37.7858         12/27/2013          16.018              12/12/2013        -7.8029
12/30/2013       37.7713         12/30/2013         16.1516              12/13/2013        -7.7086
12/31/2013       38.3257         12/31/2013         16.1516              12/16/2013        -7.7747
  1/2/2014       37.1194           1/2/2014         16.2853              12/17/2013        -7.4768
  1/3/2014       37.0782           1/3/2014          16.419              12/18/2013        -7.8186
  1/6/2014        36.736           1/6/2014         16.5526              12/19/2013        -8.1313
  1/7/2014        37.569           1/7/2014         16.6863              12/20/2013        -7.8044
  1/8/2014       37.5805           1/8/2014         16.6863              12/23/2013        -8.1321
  1/9/2014       37.6284           1/9/2014         16.8199              12/24/2013        -8.5466
 1/10/2014       37.9459          1/10/2014         17.0873              12/26/2013        -8.5906
 1/13/2014       36.2261          1/13/2014         17.0873              12/27/2013        -8.6852
 1/14/2014       37.7004          1/14/2014         17.0873              12/30/2013        -8.4606
 1/15/2014       38.4157          1/15/2014         17.2209              12/31/2013        -8.6715
 1/16/2014       38.2325          1/16/2014         17.3546                1/2/2014         -8.483
 1/17/2014       37.6966          1/17/2014         17.3546                1/3/2014        -8.5486
 1/21/2014       38.0813          1/21/2014         17.4882                1/6/2014        -8.2657
 1/22/2014       38.1779          1/22/2014         17.4882                1/7/2014        -8.0697
 1/23/2014       36.9506          1/23/2014         17.4882                1/8/2014        -8.4987
 1/24/2014        34.093          1/24/2014         17.2209                1/9/2014        -8.2591
 1/27/2014       33.4436          1/27/2014         17.0873               1/10/2014        -7.4526
 1/28/2014       34.2634          1/28/2014         17.2209               1/13/2014        -7.1552
 1/29/2014       32.9065          1/29/2014         17.1782               1/14/2014         -7.497
 1/30/2014       34.4118          1/30/2014         17.3124               1/15/2014        -7.6062
 1/31/2014       33.5432          1/31/2014         17.4466               1/16/2014        -7.2794
  2/3/2014       30.4941           2/3/2014         17.3124               1/17/2014        -7.1414
  2/4/2014       31.4977           2/4/2014         17.1782               1/20/2014        -7.1203
  2/5/2014       31.2708           2/5/2014         17.1782               1/21/2014        -7.0696
  2/6/2014       32.9714           2/6/2014         17.4466               1/22/2014        -7.3678
  2/7/2014       34.7402           2/7/2014         17.7151               1/23/2014         -6.663
 2/10/2014       34.9545          2/10/2014         17.8493               1/24/2014        -6.3504
 2/11/2014       36.4546          2/11/2014         17.9835               1/27/2014        -6.5766
 2/12/2014       36.4841          2/12/2014         18.1177               1/28/2014        -6.4245
 2/13/2014       37.2916          2/13/2014         18.2519               1/29/2014        -5.8499
 2/14/2014       37.9627          2/14/2014         18.3862               1/30/2014        -5.9889
 2/18/2014       38.1449          2/18/2014         18.5204               1/31/2014        -5.7344
 2/19/2014       37.2504          2/19/2014         18.6546                2/3/2014        -5.0444
 2/20/2014       38.1024          2/20/2014         18.6546                2/4/2014        -5.3862
 2/21/2014       37.8566          2/21/2014         18.9231                2/5/2014        -5.7279
 2/24/2014       38.7101          2/24/2014         18.9231                2/6/2014         -6.012
 2/25/2014       38.5266          2/25/2014         19.1915                2/7/2014        -5.7724
 2/26/2014       38.5563          2/26/2014          19.209               2/10/2014        -5.7651
 2/27/2014       39.2615          2/27/2014         19.3438               2/11/2014        -6.1069
 2/28/2014       39.6508          2/28/2014         19.4787               2/12/2014        -6.4491
  3/3/2014       38.6273           3/3/2014         19.4787               2/13/2014        -5.9774
  3/4/2014       40.7461           3/4/2014         19.4787               2/14/2014        -6.0783
  3/5/2014       40.7655           3/5/2014         19.6135               2/17/2014        -6.0571
  3/6/2014       41.0326           3/6/2014         19.6135               2/18/2014        -5.7867
  3/7/2014       41.1192           3/7/2014         19.4787               2/19/2014        -5.9509
 3/10/2014       41.0624          3/10/2014         19.4787               2/20/2014        -6.1094
 3/11/2014       40.3518          3/11/2014         19.4787               2/21/2014        -5.9302
 3/12/2014        40.431          3/12/2014         19.6135               2/24/2014        -6.0513
 3/13/2014       38.8048          3/13/2014         19.6135               2/25/2014        -5.6508
 3/14/2014       38.4168          3/14/2014         19.4787               2/26/2014        -5.3972
 3/17/2014        39.748          3/17/2014         19.6135               2/27/2014        -5.1594
 3/18/2014       40.7606          3/18/2014         19.7484               2/28/2014        -5.2603
 3/19/2014       39.8975          3/19/2014         19.6135                3/3/2014        -4.8277
 3/20/2014       40.7448          3/20/2014         19.6135                3/4/2014        -5.5096
 3/21/2014       40.3325          3/21/2014         19.7484                3/5/2014        -5.5616
 3/24/2014       39.6498          3/24/2014         19.7484                3/6/2014        -5.8775
 3/25/2014       40.2789          3/25/2014         19.8832                3/7/2014        -6.3101
 3/26/2014       39.3012          3/26/2014         19.8832               3/10/2014          -6.23
 3/27/2014       39.0605          3/27/2014         19.9183               3/11/2014        -6.0615
 3/28/2014       39.7113          3/28/2014         20.0538               3/12/2014        -5.7314
 3/31/2014       40.8249          3/31/2014         20.1893               3/13/2014        -5.1675
  4/1/2014       41.8254           4/1/2014         20.1893               3/14/2014        -5.0722
  4/2/2014        42.255           4/2/2014         20.3248               3/17/2014        -5.4761
  4/3/2014       42.0963           4/3/2014         20.3248               3/18/2014        -5.3225
  4/4/2014       40.3192           4/4/2014         20.4603               3/19/2014        -6.0338
  4/7/2014       38.8122           4/7/2014         20.4603               3/20/2014        -6.0707
  4/8/2014       39.3784           4/8/2014         20.4603               3/21/2014        -5.8578
  4/9/2014       40.9122           4/9/2014         20.5958               3/24/2014        -5.7191
 4/10/2014       37.9696          4/10/2014         20.5958               3/25/2014         -5.727
 4/11/2014       36.6748          4/11/2014         20.4603               3/26/2014         -5.441
 4/14/2014       37.7985          4/14/2014         20.5958               3/27/2014        -5.1991
 4/15/2014       38.7298          4/15/2014         20.5958               3/28/2014         -5.515
 4/16/2014       40.1883          4/16/2014         20.7313               3/31/2014        -5.5818
 4/17/2014       40.3857          4/17/2014         20.7313                4/1/2014        -5.8531
 4/21/2014       40.9181          4/21/2014         20.7313                4/2/2014        -6.2126
 4/22/2014       41.4948          4/22/2014         20.8668                4/3/2014        -6.0881
 4/23/2014       41.1997          4/23/2014         20.8668                4/4/2014        -5.5674
 4/24/2014       41.4454          4/24/2014         21.0023                4/7/2014        -5.3113
 4/25/2014       40.3002          4/25/2014         21.0023                4/8/2014        -5.1727
 4/28/2014       40.7634          4/28/2014         21.0687                4/9/2014        -5.2097
 4/29/2014       41.4358          4/29/2014         21.2049               4/10/2014        -4.7472
 4/30/2014       41.8655          4/30/2014         21.2049               4/11/2014        -4.6518
  5/1/2014       41.8543           5/1/2014         21.2049               4/14/2014        -4.8069
  5/2/2014       41.6631           5/2/2014         21.3411               4/15/2014        -4.6975
  5/5/2014       41.9389           5/5/2014         21.3411               4/16/2014        -4.7777
  5/6/2014       40.6661           5/6/2014         21.3411               4/17/2014        -5.3573
  5/7/2014       41.5161           5/7/2014         21.4773               4/18/2014        -5.3502
  5/8/2014       41.3574           5/8/2014         21.6134               4/21/2014         -5.402
  5/9/2014       41.5979           5/9/2014         21.7496               4/22/2014         -5.454
 5/12/2014       42.9724          5/12/2014         21.7496               4/23/2014        -5.1098
 5/13/2014       43.0683          5/13/2014         21.8858               4/24/2014        -5.1318
 5/14/2014       42.4235          5/14/2014          22.022               4/25/2014        -4.9482
 5/15/2014       41.1167          5/15/2014          22.022               4/28/2014         -5.015
 5/16/2014       41.6462          5/16/2014          22.022               4/29/2014        -5.1403
 5/19/2014       42.2009          5/19/2014         22.1582               4/30/2014         -4.751
 5/20/2014       41.2815          5/20/2014         22.1582                5/1/2014        -4.4069
 5/21/2014       42.4484          5/21/2014         22.1582                5/2/2014        -4.2824
 5/22/2014       42.8046          5/22/2014         22.1582                5/5/2014        -4.4074
 5/23/2014       43.4134          5/23/2014         22.1582                5/6/2014        -4.2829
 5/27/2014       44.2735          5/27/2014         22.2944                5/7/2014        -4.2317
 5/28/2014       44.1345          5/28/2014         22.3924                5/8/2014        -4.0969
 5/29/2014       44.9267          5/29/2014         22.3924                5/9/2014        -4.2644
 5/30/2014       45.1945          5/30/2014         22.5292               5/12/2014        -4.5321
  6/2/2014       45.3139           6/2/2014         22.5292               5/13/2014        -4.2124
  6/3/2014       45.2659           6/3/2014         22.5292               5/14/2014        -3.6006
  6/4/2014       45.5674           6/4/2014         22.3924               5/15/2014        -3.2405
  6/5/2014       46.5267           6/5/2014         22.6659               5/16/2014        -3.3976
  6/6/2014        47.226           6/6/2014         22.9394               5/19/2014        -3.5246
  6/9/2014       47.3713           6/9/2014         22.9394               5/20/2014        -3.2771
 6/10/2014       47.3359          6/10/2014         22.9394               5/21/2014        -3.4953
 6/11/2014       46.8315          6/11/2014         22.9394               5/22/2014         -3.675
 6/12/2014       45.8318          6/12/2014         22.9394               5/23/2014        -3.4885
 6/13/2014       46.2917          6/13/2014         23.0762               5/26/2014        -3.4672
 6/16/2014       46.4147          6/16/2014         23.0762               5/27/2014        -3.2891
 6/17/2014       46.7359          6/17/2014         23.2129               5/28/2014        -2.6455
 6/18/2014       47.8698          6/18/2014         23.2129               5/29/2014        -2.6975
 6/19/2014       48.0795          6/19/2014         23.3497               5/30/2014        -2.7677
 6/20/2014       48.3366          6/20/2014         23.4864                6/2/2014        -3.4201
 6/23/2014       48.3173          6/23/2014         23.6232                6/3/2014        -3.9124
 6/24/2014       47.3757          6/24/2014         23.4864                6/4/2014        -3.9965
 6/25/2014       48.1012          6/25/2014         23.6232                6/5/2014        -3.8237
 6/26/2014       47.9521          6/26/2014         23.6615                6/6/2014        -3.9078
 6/27/2014       48.2426          6/27/2014         23.6615                6/9/2014        -4.0242
 6/30/2014       48.194           6/30/2014         23.7987               6/10/2014        -4.2141
  7/1/2014       49.2106           7/1/2014         23.7987               6/11/2014        -4.2529
  7/2/2014       49.3176           7/2/2014         23.7987               6/12/2014        -3.7928
  7/3/2014       50.1363           7/3/2014         23.7987               6/13/2014        -3.9222
  7/7/2014       49.5526           7/7/2014         23.7987               6/16/2014        -3.8572
  7/8/2014       48.5422           7/8/2014         23.7987               6/17/2014        -4.3344
  7/9/2014       49.2411           7/9/2014         23.7987               6/18/2014        -3.9801
 7/10/2014       48.6246          7/10/2014         23.7987               6/19/2014         -4.034
 7/11/2014       48.8573          7/11/2014         23.7987               6/20/2014        -4.0425
 7/14/2014       49.5787          7/14/2014         23.7987               6/23/2014        -4.0077
 7/15/2014       49.2903          7/15/2014         23.7987               6/24/2014        -3.7139
 7/16/2014       49.9351          7/16/2014         23.6615               6/25/2014        -3.4654
 7/17/2014       48.1752          7/17/2014         23.5242               6/26/2014        -3.1716
 7/18/2014       49.6971          7/18/2014          23.387               6/27/2014        -3.2406
 7/21/2014       49.3544          7/21/2014          23.387               6/30/2014        -3.0698
 7/22/2014       50.1036          7/22/2014         23.5242                7/1/2014        -3.4865
 7/23/2014       50.3687          7/23/2014         23.5242                7/2/2014         -4.009
 7/24/2014       50.4436          7/24/2014         23.6615                7/3/2014        -4.1687
 7/25/2014        49.717          7/25/2014         23.6615                7/4/2014        -4.1621
 7/28/2014       49.7604          7/28/2014         23.6615                7/7/2014        -3.8854
 7/29/2014       49.0894          7/29/2014         23.5887                7/8/2014        -3.4405
 7/30/2014       49.1234          7/30/2014         23.4508                7/9/2014        -3.2676
 7/31/2014         46.15          7/31/2014         22.8991               7/10/2014        -3.1552
  8/1/2014       45.7323           8/1/2014         22.6232               7/11/2014        -3.0428
  8/4/2014       46.7807           8/4/2014         22.6232               7/14/2014         -3.265
  8/5/2014       45.3725           8/5/2014         22.7611               7/15/2014        -3.2584
  8/6/2014       45.4189           8/6/2014         22.6232               7/16/2014        -3.1611
  8/7/2014       44.6457           8/7/2014         22.6232               7/17/2014        -2.6107
  8/8/2014       46.3173           8/8/2014         22.7611               7/18/2014        -2.6941
 8/11/2014       46.7485          8/11/2014         22.8991               7/21/2014        -2.5989
 8/12/2014       46.5159          8/12/2014          23.037               7/22/2014        -2.5169
 8/13/2014       47.5359          8/13/2014         23.1749               7/23/2014        -2.4958
 8/14/2014       48.1844          8/14/2014         23.3129               7/24/2014        -2.8666
 8/15/2014       48.1931          8/15/2014         23.4508               7/25/2014        -2.5126
 8/18/2014        49.467          8/18/2014         23.5887               7/28/2014        -2.6893
 8/19/2014       50.2441          8/19/2014         23.5887               7/29/2014        -2.4254
 8/20/2014       50.6265          8/20/2014         23.7267               7/30/2014          -3.19
 8/21/2014       51.0746          8/21/2014         23.7267               7/31/2014        -3.1986
 8/22/2014       50.7934          8/22/2014         23.7267                8/1/2014        -2.7687
 8/25/2014       51.5177          8/25/2014         23.8646                8/4/2014        -2.6278
 8/26/2014       51.6783          8/26/2014         23.8646                8/5/2014        -2.5758
 8/27/2014       51.7169          8/27/2014         23.9639                8/6/2014        -2.4938
 8/28/2014       51.4805          8/28/2014         24.1024                8/7/2014        -2.0489
 8/29/2014       51.9962          8/29/2014         24.1024                8/8/2014        -1.9669
  9/2/2014        1.9199           9/2/2014         24.1024               8/11/2014        -1.9926
  9/3/2014        1.8294           9/3/2014         24.1024               8/12/2014        -2.1825
  9/4/2014         1.601           9/4/2014         23.8254               8/13/2014         -1.934
  9/5/2014         2.368           9/5/2014         23.8254               8/14/2014        -1.7204
  9/8/2014        1.9261           9/8/2014         23.6869               8/15/2014        -1.2659
  9/9/2014        0.9339           9/9/2014         23.5484               8/18/2014         -1.579
 9/10/2014       51.4998          9/10/2014         23.4099               8/19/2014        -1.7011
 9/11/2014       51.6759          9/11/2014         23.2714               8/20/2014         -1.919
 9/12/2014       50.7747          9/12/2014         23.1329               8/21/2014        -1.7411
 9/15/2014       50.6685          9/15/2014         23.1329               8/22/2014        -1.7056
 9/16/2014       51.7981          9/16/2014         23.1329               8/25/2014        -1.5591
 9/17/2014       51.9989          9/17/2014         23.2714               8/26/2014         -1.567
 9/18/2014       52.7631          9/18/2014         23.2714               8/27/2014        -1.3225
 9/19/2014       52.6925          9/19/2014         23.4099               8/28/2014        -1.0924
 9/22/2014        51.469          9/22/2014         23.2714               8/29/2014         -1.151
 9/23/2014       50.6097          9/23/2014         22.9944                9/1/2014        -1.1447
 9/24/2014       51.7917          9/24/2014         22.8558                9/2/2014        -1.7997
 9/25/2014       49.3374          9/25/2014         22.5788                9/3/2014        -1.7164
 9/26/2014       50.6466          9/26/2014         22.3184                9/4/2014        -2.0331
 9/29/2014       50.2755          9/29/2014         22.0401                9/5/2014        -2.1345
 9/30/2014       49.8651          9/30/2014         22.3184                9/8/2014        -2.1923
 10/1/2014       47.8927          10/1/2014         22.3184                9/9/2014        -2.4322
 10/2/2014       47.9063          10/2/2014         22.3184               9/10/2014        -2.7335
 10/3/2014       49.5596          10/3/2014         22.4576               9/11/2014        -2.6964
 10/6/2014       49.3293          10/6/2014         22.5968               9/12/2014        -3.3824
 10/7/2014       47.0716          10/7/2014         22.4576               9/15/2014        -3.1787
 10/8/2014       49.6905          10/8/2014         22.4576               9/16/2014         -3.157
 10/9/2014       46.6054          10/9/2014         22.1793               9/17/2014        -3.2429
10/10/2014       44.9414         10/10/2014         21.7618               9/18/2014        -3.4828
10/13/2014       42.5545         10/13/2014         21.6227               9/19/2014        -3.1226
10/14/2014       42.7803         10/14/2014         21.3443               9/22/2014        -2.9188
10/15/2014       41.6372         10/15/2014          21.066               9/23/2014        -2.6355
10/16/2014       41.6621         10/16/2014         21.2052               9/24/2014        -2.9369
10/17/2014       43.4873         10/17/2014          21.901               9/25/2014        -2.4228
10/20/2014       44.8019         10/20/2014         22.0401               9/26/2014        -2.6318
10/21/2014       47.6391         10/21/2014         22.5968               9/29/2014        -2.2589
10/22/2014       46.5781         10/22/2014         22.5968               9/30/2014        -2.3602
10/23/2014       48.3815         10/23/2014         22.7359               10/1/2014        -1.4615
10/24/2014       49.4297         10/24/2014         22.7359               10/2/2014        -1.7475
10/27/2014       49.2067         10/27/2014         22.5968               10/3/2014        -1.8181
10/28/2014        50.988         10/28/2014         22.7359               10/6/2014        -1.6144
10/29/2014       50.7939         10/29/2014         22.6302               10/7/2014        -0.9772
10/30/2014       51.7441         10/30/2014           22.77               10/8/2014        -0.8016
10/31/2014       53.5249         10/31/2014         22.9098               10/9/2014        -0.7645
 11/3/2014       53.5077          11/3/2014         22.9098              10/10/2014        -0.5581
 11/4/2014       53.0743          11/4/2014         22.6302              10/13/2014         -0.539
 11/5/2014       53.9996          11/5/2014         22.6302              10/14/2014         0.3289
 11/6/2014       54.6284          11/6/2014         22.4903              10/15/2014         1.3354
 11/7/2014       54.7117          11/7/2014         22.6302              10/16/2014         0.8032
11/10/2014       55.2035         11/10/2014         22.4903              10/17/2014         0.4096
11/11/2014       55.3116         11/11/2014         22.4903              10/20/2014         0.5671
11/12/2014       55.2473         11/12/2014         22.6302              10/21/2014          0.358
11/13/2014       55.3431         11/13/2014         22.4903              10/22/2014          0.149
11/14/2014       55.3989         11/14/2014         22.4903              10/23/2014        -0.2293
11/17/2014       55.5212         11/17/2014         22.3505              10/24/2014        -0.2076
11/18/2014       56.3508         11/18/2014         22.2107              10/27/2014        -0.0654
11/19/2014       56.1255         11/19/2014         22.0708              10/28/2014        -0.2745
11/20/2014       56.4392         11/20/2014          21.931              10/29/2014        -0.5912
11/21/2014       57.2805         11/21/2014         22.3505              10/30/2014        -0.4464
11/24/2014       57.7332         11/24/2014         22.3505              10/31/2014        -0.6708
11/25/2014       57.5682         11/25/2014         22.5644               11/3/2014        -0.7902
11/26/2014       58.0466         11/26/2014         22.5644               11/4/2014        -0.7377
11/28/2014        57.652         11/28/2014          22.424               11/5/2014        -0.7929
 12/1/2014       56.5821          12/1/2014         21.7221               11/6/2014        -1.0019
 12/2/2014         57.59          12/2/2014         21.4413               11/7/2014        -0.4417
 12/3/2014       58.2245          12/3/2014         21.4413              11/10/2014        -0.8381
 12/4/2014        58.044          12/4/2014         21.3009              11/11/2014        -0.8317
 12/5/2014       58.3081          12/5/2014         21.3009              11/12/2014        -0.8253
 12/8/2014       57.1824          12/8/2014         20.9316              11/13/2014        -0.6772
 12/9/2014       57.1465          12/9/2014         20.5073              11/14/2014        -0.4602
12/10/2014       54.5875         12/10/2014          20.083              11/17/2014         -0.626
12/11/2014       55.3311         12/11/2014         19.9416              11/18/2014        -0.4799
12/12/2014       52.8182         12/12/2014         19.2344              11/19/2014        -0.7119
12/15/2014       51.8536         12/15/2014         18.9515              11/20/2014        -0.5426
12/16/2014       50.5645         12/16/2014         18.2612              11/21/2014        -0.3736
12/17/2014       53.6334         12/17/2014         18.6882              11/24/2014        -0.3093
12/18/2014       57.3468         12/18/2014         19.5421              11/25/2014         0.0752
12/19/2014        58.067         12/19/2014         19.8267              11/26/2014         0.3415
12/22/2014       58.6915         12/22/2014         20.1113              11/27/2014         0.3479
12/23/2014       58.9765         12/23/2014         20.1113              11/28/2014         0.7422
12/24/2014       58.9546         12/24/2014         20.1113               12/1/2014         0.5137
12/26/2014        59.481         12/26/2014         20.2536               12/2/2014        -0.0746
12/29/2014       59.6454         12/29/2014         20.2536               12/3/2014        -0.0684
12/30/2014       58.8841         12/30/2014         20.3959               12/4/2014         0.2038
12/31/2014       57.2463         12/31/2014         20.2536               12/5/2014        -0.2437
  1/2/2015       57.2144           1/2/2015         20.3959               12/8/2014         0.2131
  1/5/2015       54.3512           1/5/2015         20.1113               12/9/2014         0.5478
  1/6/2015       52.9785           1/6/2015         19.8267              12/10/2014         1.0234
  1/7/2015        54.806           1/7/2015         20.1113              12/11/2014         0.9358
  1/8/2015       57.5783           1/8/2015         20.3959              12/12/2014         1.6304
  1/9/2015       56.2548           1/9/2015         20.5382              12/15/2014         1.5083
 1/12/2015       54.9901          1/12/2015         20.3959              12/16/2014         1.9526
 1/13/2015       54.6064          1/13/2015         20.2536              12/17/2014         1.2548
 1/14/2015       53.7122          1/14/2015          19.969              12/18/2014         0.7603
 1/15/2015       52.2946          1/15/2015          19.969              12/19/2014         1.0012
 1/16/2015        54.341          1/16/2015         20.1113              12/22/2014         1.1607
 1/20/2015       54.5854          1/20/2015         20.1113              12/23/2014         0.2908
 1/21/2015       55.3352          1/21/2015         20.1113              12/24/2014         0.2813
 1/22/2015       57.7085          1/22/2015         20.2536              12/26/2014          0.419
 1/23/2015       56.8425          1/23/2015         20.3959              12/29/2014         0.7818
 1/26/2015       57.2465          1/26/2015         20.5382              12/30/2014         0.9445
 1/27/2015       55.1413          1/27/2015         20.3959              12/31/2014         1.1232
 1/28/2015        53.061          1/28/2015         20.4116                1/2/2015         1.5421
 1/29/2015        54.531          1/29/2015         20.5544                1/5/2015          2.343
 1/30/2015        52.526          1/30/2015         20.5544                1/6/2015         3.0377
  2/2/2015       54.5069           2/2/2015         20.5544                1/7/2015         3.1065
  2/3/2015       56.7413           2/3/2015         20.6973                1/8/2015         2.5495
  2/4/2015       56.1368           2/4/2015         20.8401                1/9/2015         2.9781
  2/5/2015        57.775           2/5/2015         20.9829               1/12/2015         3.5444
  2/6/2015       57.2778           2/6/2015         21.1258               1/13/2015         3.7071
  2/9/2015       56.6172           2/9/2015         21.1258               1/14/2015         4.2296
 2/10/2015       58.2967          2/10/2015         21.2686               1/15/2015         4.7834
 2/11/2015       58.3468          2/11/2015         21.2686               1/16/2015         4.4298
 2/12/2015       59.9123          2/12/2015         21.4114               1/19/2015         4.4485
 2/13/2015       60.5775          2/13/2015         21.5543               1/20/2015         4.5329
 2/17/2015       60.8589          2/17/2015         21.5543               1/21/2015         4.1167
 2/18/2015       60.8159          2/18/2015         21.6971               1/22/2015         3.7318
 2/19/2015       60.6708          2/19/2015         21.6971               1/23/2015         4.4421
 2/20/2015        61.675          2/20/2015         21.8399               1/26/2015         4.3512
 2/23/2015       61.6276          2/23/2015         21.9828               1/27/2015           4.42
 2/24/2015       62.0783          2/24/2015         22.1256               1/28/2015         5.3337
 2/25/2015       61.9812          2/25/2015         22.3799               1/29/2015          5.074
 2/26/2015       61.7688          2/26/2015         22.5233               1/30/2015         5.8061
 2/27/2015       61.2917          2/27/2015         22.5233                2/2/2015         5.8655
  3/2/2015        62.289           3/2/2015         22.5233                2/3/2015         4.8547
  3/3/2015       61.5548           3/3/2015         22.5233                2/4/2015         4.7045
  3/4/2015       60.8783           3/4/2015         22.3799                2/5/2015          4.523
  3/5/2015        61.078           3/5/2015         22.2364                2/6/2015          3.434
  3/6/2015       58.8149           3/6/2015         21.9495                2/9/2015         3.3588
  3/9/2015       59.4569           3/9/2015         21.9495               2/10/2015         2.9582
 3/10/2015        56.762          3/10/2015         21.6625               2/11/2015         3.0114
 3/11/2015       56.4861          3/11/2015         21.6625               2/12/2015         2.9877
 3/12/2015       58.4973          3/12/2015          21.806               2/13/2015         2.6615
 3/13/2015       57.5385          3/13/2015         21.5191               2/16/2015         2.6802
 3/16/2015       59.6731          3/16/2015         21.3756               2/17/2015         1.5922
 3/17/2015       59.1436          3/17/2015         21.2321               2/18/2015         2.2607
 3/18/2015       61.0822          3/18/2015         21.3756               2/19/2015         1.8491
 3/19/2015        60.299          3/19/2015         21.5191               2/20/2015          1.697
 3/20/2015       61.7443          3/20/2015         21.6625               2/23/2015         2.3576
 3/23/2015       61.4619          3/23/2015         21.6625               2/24/2015         3.0281
 3/24/2015       60.4841          3/24/2015          21.806               2/25/2015         3.1929
 3/25/2015       58.1513          3/25/2015         21.6625               2/26/2015         2.7889
 3/26/2015       57.7793          3/26/2015         21.5191               2/27/2015         2.9483
 3/27/2015       58.1832          3/27/2015          21.509                3/2/2015         2.2043
 3/30/2015       60.1339          3/30/2015         21.6531                3/3/2015         1.8242
 3/31/2015       58.7414          3/31/2015         21.7973                3/4/2015          1.846
  4/1/2015       58.1315           4/1/2015         21.6531                3/5/2015         1.9642
  4/2/2015       58.6938           4/2/2015         21.7973                3/6/2015         0.7966
  4/6/2015       59.7442           4/6/2015         21.9414                3/9/2015         1.1994
  4/7/2015       59.4173           4/7/2015         22.0856               3/10/2015         1.8319
  4/8/2015        59.906           4/8/2015         22.3738               3/11/2015         1.9822
  4/9/2015       60.6192           4/9/2015         22.2297               3/12/2015         2.1165
 4/10/2015       61.4549          4/10/2015          22.518               3/13/2015         1.9775
 4/13/2015       60.7295          4/13/2015          22.518               3/16/2015         2.1231
 4/14/2015       60.9923          4/14/2015          22.518               3/17/2015         2.5145
 4/15/2015       61.8211          4/15/2015         22.9504               3/18/2015         3.5166
 4/16/2015       61.6991          4/16/2015         22.9504               3/19/2015         3.2813
 4/17/2015       59.8701          4/17/2015         22.8063               3/20/2015         3.6887
 4/20/2015       61.3502          4/20/2015         22.9504               3/23/2015         3.8504
 4/21/2015       61.1141          4/21/2015         22.9504               3/24/2015         4.1936
 4/22/2015       61.9387          4/22/2015         22.9504               3/25/2015         3.8297
 4/23/2015       62.3366          4/23/2015         22.9504               3/26/2015         3.0157
 4/24/2015        62.703          4/24/2015         23.0945               3/27/2015         3.5839
 4/27/2015       62.0295          4/27/2015         23.2387               3/30/2015         3.4563
 4/28/2015       62.4931          4/28/2015         23.1061               3/31/2015         3.7512
 4/29/2015       61.8961          4/29/2015         23.1061                4/1/2015         4.3355
 4/30/2015       60.2638          4/30/2015         23.1061                4/2/2015         4.0037
  5/1/2015       62.0149           5/1/2015         23.1061                4/3/2015         4.6362
  5/4/2015       62.4913           5/4/2015         23.2509                4/6/2015         4.0586
  5/5/2015       60.5826           5/5/2015         23.1061                4/7/2015         4.1446
  5/6/2015       59.9273           5/6/2015         22.9612                4/8/2015         4.1181
  5/7/2015       60.5709           5/7/2015         22.9612                4/9/2015         3.5452
  5/8/2015       62.7353           5/8/2015         23.2509               4/10/2015         3.6152
 5/11/2015       61.9394          5/11/2015         23.1061               4/13/2015         3.7608
 5/12/2015       61.4705          5/12/2015         22.9612               4/14/2015         4.0879
 5/13/2015       61.4566          5/13/2015         23.1061               4/15/2015         4.1258
 5/14/2015       63.2154          5/14/2015         23.2509               4/16/2015         4.3404
 5/15/2015       63.3598          5/15/2015         23.3957               4/17/2015         4.5872
 5/18/2015       63.8669          5/18/2015         23.2509               4/20/2015         4.2024
 5/19/2015        63.795          5/19/2015         23.1061               4/21/2015         4.0152
 5/20/2015         63.66          5/20/2015         23.1061               4/22/2015         3.4905
 5/21/2015       64.0655          5/21/2015         23.2509               4/23/2015         3.7373
 5/22/2015       63.7007          5/22/2015         23.2509               4/24/2015         4.0162
 5/26/2015       62.0203          5/26/2015         23.1061               4/27/2015         3.9529
 5/27/2015       63.5319          5/27/2015         23.3161               4/28/2015         3.5086
 5/28/2015       63.3528          5/28/2015         23.1707               4/29/2015         2.9517
 5/29/2015       62.3249          5/29/2015         23.1707               4/30/2015         2.8932
  6/1/2015       62.6755           6/1/2015         23.0252                5/1/2015         2.2399
  6/2/2015         62.52           6/2/2015         23.0252                5/4/2015         2.0802
  6/3/2015       62.8947           6/3/2015         22.8798                5/5/2015         1.7323
  6/4/2015       61.4926           6/4/2015          22.589                5/6/2015         1.1915
  6/5/2015       61.2673           6/5/2015         22.4436                5/7/2015         1.6793
  6/8/2015       60.2504           6/8/2015         22.2981                5/8/2015         1.9904
  6/9/2015       60.3214           6/9/2015         22.0073               5/11/2015         0.8985
 6/10/2015       62.2629          6/10/2015         22.0073               5/12/2015         1.0167
 6/11/2015       62.5925          6/11/2015         22.1527               5/13/2015         0.8295
 6/12/2015       61.4653          6/12/2015         22.1527               5/14/2015         1.1655
 6/15/2015       60.7221          6/15/2015         21.8619               5/15/2015           2.05
 6/16/2015       61.6387          6/16/2015         21.8619               5/18/2015         1.2638
 6/17/2015        61.962          6/17/2015         21.8619               5/19/2015         0.9677
 6/18/2015       63.5871          6/18/2015         21.8619               5/20/2015         1.0813
 6/19/2015       62.7196          6/19/2015         22.0073               5/21/2015         1.6848
 6/22/2015       63.7113          6/22/2015         22.0073               5/22/2015         1.3077
 6/23/2015       63.8289          6/23/2015         21.8619               5/25/2015         1.3248
 6/24/2015       62.6294          6/24/2015         21.8619               5/26/2015         2.1346
 6/25/2015        62.152          6/25/2015         22.2341               5/27/2015         2.1444
 6/26/2015       62.1178          6/26/2015           21.65               5/28/2015         2.2043
 6/29/2015       58.7508          6/29/2015         21.2119               5/29/2015         2.5498
 6/30/2015       59.1826          6/30/2015         21.2119                6/1/2015         1.6617
  7/1/2015       60.3256           7/1/2015         21.3579                6/2/2015         0.9971
  7/2/2015       60.2762           7/2/2015         21.3579                6/3/2015         0.1091
  7/6/2015       59.6625           7/6/2015         21.2119                6/4/2015         0.6418
  7/7/2015       60.6347           7/7/2015         20.9198                6/5/2015        -0.1984
  7/8/2015       58.0068           7/8/2015         20.7738                6/8/2015         0.0109
  7/9/2015       58.3654           7/9/2015         20.7738                6/9/2015        -0.2866
 7/10/2015       60.3194          7/10/2015         20.9198               6/10/2015        -0.8234
 7/13/2015        62.108          7/13/2015         20.9198               6/11/2015         0.0126
 7/14/2015       62.8307          7/14/2015         20.9198               6/12/2015         0.0345
 7/15/2015       62.7136          7/15/2015         21.0658               6/15/2015         0.2597
 7/16/2015       64.0222          7/16/2015         21.0658               6/16/2015         0.6327
 7/17/2015       64.2036          7/17/2015         20.9198               6/17/2015         0.7344
 7/20/2015       64.3343          7/20/2015         20.6277               6/18/2015         0.3412
 7/21/2015       63.6402          7/21/2015         20.3356               6/19/2015         1.1134
 7/22/2015       63.2665          7/22/2015         20.0436               6/22/2015          0.285
 7/23/2015       62.3506          7/23/2015         19.8975               6/23/2015        -0.1241
 7/24/2015       60.6136          7/24/2015         19.7515               6/24/2015          0.217
 7/27/2015       59.6863          7/27/2015         19.3134               6/25/2015         0.0154
 7/28/2015       61.6652          7/28/2015         19.4594               6/26/2015        -0.7131
 7/29/2015       62.8686          7/29/2015         19.7749               6/29/2015         0.5977
 7/30/2015       62.8864          7/30/2015         19.7749               6/30/2015         0.5876
 7/31/2015       62.5182          7/31/2015         19.9216                7/1/2015         0.1727
                                                                           7/2/2015         0.0886
                                                                           7/3/2015         0.0945
                                                                           7/6/2015         1.1179
                                                                           7/7/2015         1.5229
                                                                           7/8/2015         1.7523
                                                                           7/9/2015         0.9281
                                                                          7/10/2015        -0.1037
                                                                          7/13/2015        -0.1818
                                                                          7/14/2015         0.0955
                                                                          7/15/2015         0.5484
                                                                          7/16/2015         0.5064
                                                                          7/17/2015         0.5442
                                                                          7/20/2015         0.3544
                                                                          7/21/2015         0.6477
                                                                          7/22/2015         0.8132
                                                                          7/23/2015         1.2342
                                                                          7/24/2015          1.272
                                                                          7/27/2015         1.6888
                                                                          7/28/2015         1.5031
                                                                          7/29/2015         1.2536
                                                                          7/30/2015         1.3553
                                                                          7/31/2015         1.9199


    Source: Bloomberg L.P.

                             [END CHART]

    At the end of the reporting period, default expectations remained relatively low, with the long-term high-yield default rate below the 25-year average. The trailing 12-month high-yield default rate, according to J.P. Morgan, was 1.92% at the end of July 2015 versus 1.95% in July 2014. However, default risk in the energy sector is expected to increase as long as crude oil prices remain low.

o HOW DID THE USAA HIGH INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the reporting period ended July 31, 2015, the

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    Fund Shares, Institutional Shares, and Adviser Shares had a total return of -2.42%, -2.32%, and -2.55%, respectively. This compares to returns of 0.57% for the Lipper High Yield Bond Funds Index and -0.13% for the Credit Suisse High Yield Index. For the same period, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 5.71%, 5.81%, and 5.42%, respectively, compared to 5.37% for the Lipper High Yield Bond Funds Average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We maintained our disciplined investment approach for the Fund, through which we seek to generate an attractive yield with an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we sought relative values across asset classes and among high-yield securities, building the portfolio bond-by-bond through fundamental bottom-up analysis. In our opinion, this approach has the potential to generate attractive total returns with less volatility. Working with our team of credit analysts we looked to uncover investment ideas where our fundamental understanding of the credit risk is different than the market. Our credit analysts review all securities considered for purchase and assign their own independent credit rating.

    During the reporting period, the Fund underperformed both the Lipper High Yield Bond Funds Index and the Credit Suisse High Yield Index. The Fund's holdings of energy-related and metals and mining high-yield bonds detracted from performance. Many of these companies were hurt by the decline in oil prices and the decrease in commodities prices during

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

6  | USAA HIGH INCOME FUND

================================================================================

    the reporting period. The Fund benefited from its holdings of financial and health care high-yield bonds. Some of the Fund's equity investments also enhanced returns. As always, our credit analysts continue to monitor every holding in the portfolio.

    Thank you for your continued investment in the Fund.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA HIGH INCOME FUND SHARES (FUND SHARES)
(Ticker Symbol: USHYX)

--------------------------------------------------------------------------------
                                            7/31/15                 7/31/14
--------------------------------------------------------------------------------
Net Assets                                $1.3 Billion            $1.5 Billion
Net Asset Value Per Share                    $8.17                   $8.91

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
    1 YEAR                                      5 YEARS           10 YEARS
    -2.42%                                      7.55%              7.02%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/15            EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                 5.55%                                   0.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

                   o CUMULATIVE PERFORMANCE COMPARISON o

               [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    CREDIT SUISSE     USAA HIGH INCOME   LIPPER HIGH YIELD
                  HIGH YIELD INDEX      FUND SHARES      BOND FUNDS INDEX
 7/31/2005          $10,000.00          $10,000.00          $10,000.00
 8/31/2005           10,051.57           10,091.08           10,047.50
 9/30/2005            9,954.52            9,991.47            9,982.27
10/31/2005            9,860.93            9,908.59            9,899.98
11/30/2005            9,928.49            9,979.13            9,990.18
12/31/2005           10,011.37           10,088.43           10,082.32
 1/31/2006           10,140.06           10,213.93           10,212.35
 2/28/2006           10,241.89           10,307.06           10,297.96
 3/31/2006           10,321.15           10,352.08           10,340.09
 4/30/2006           10,390.68           10,408.14           10,399.67
 5/31/2006           10,419.19           10,409.33           10,376.93
 6/30/2006           10,360.86           10,361.43           10,319.03
 7/31/2006           10,449.67           10,458.52           10,397.78
 8/31/2006           10,595.17           10,632.97           10,539.39
 9/30/2006           10,727.15           10,764.27           10,655.90
10/31/2006           10,875.28           10,920.99           10,809.92
11/30/2006           11,072.85           11,087.33           10,996.55
12/31/2006           11,204.17           11,198.24           11,107.48
 1/31/2007           11,332.86           11,298.62           11,226.47
 2/28/2007           11,508.35           11,466.18           11,372.04
 3/31/2007           11,541.30           11,494.16           11,408.20
 4/30/2007           11,704.92           11,649.87           11,565.74
 5/31/2007           11,795.88           11,717.95           11,664.31
 6/30/2007           11,616.11           11,579.94           11,474.80
 7/31/2007           11,250.97           11,281.43           11,102.80
 8/31/2007           11,368.45           11,385.96           11,209.87
 9/30/2007           11,621.38           11,583.10           11,480.07
10/31/2007           11,712.34           11,629.24           11,578.93
11/30/2007           11,494.83           11,367.84           11,332.81
12/31/2007           11,500.77           11,340.51           11,343.97
 1/31/2008           11,318.53           11,081.61           11,112.81
 2/29/2008           11,193.46           10,959.45           10,963.12
 3/31/2008           11,167.59           10,889.76           10,946.50
 4/30/2008           11,606.55           11,154.98           11,356.76
 5/31/2008           11,650.22           11,236.62           11,415.32
 6/30/2008           11,369.61           10,973.42           11,114.88
 7/31/2008           11,216.37           10,826.45           10,970.69
 8/31/2008           11,247.18           10,852.26           10,985.95
 9/30/2008           10,455.77           10,101.93           10,165.76
10/31/2008            8,799.12            8,766.43            8,527.17
11/30/2008            8,040.01            8,052.99            7,796.94
12/31/2008            8,490.67            8,154.89            8,071.92
 1/31/2009            8,989.44            8,455.28            8,424.12
 2/28/2009            8,805.38            8,220.34            8,229.21
 3/31/2009            8,984.00            8,289.66            8,351.10
 4/30/2009            9,889.60            9,022.68            9,161.54
 5/31/2009           10,427.26            9,818.22            9,694.20
 6/30/2009           10,801.46           10,247.83           10,020.45
 7/31/2009           11,456.94           10,858.29           10,655.38
 8/31/2009           11,669.00           11,157.43           10,833.88
 9/30/2009           12,325.96           11,825.68           11,400.31
10/31/2009           12,550.71           12,098.59           11,568.50
11/30/2009           12,725.70           12,256.42           11,715.92
12/31/2009           13,094.47           12,575.71           12,066.80
 1/31/2010           13,261.22           12,862.77           12,219.74
 2/28/2010           13,301.59           12,918.19           12,238.16
 3/31/2010           13,680.24           13,372.15           12,627.12
 4/30/2010           13,997.43           13,704.23           12,901.64
 5/31/2010           13,551.71           13,152.09           12,424.06
 6/30/2010           13,708.42           13,281.65           12,522.62
 7/31/2010           14,132.05           13,697.65           12,970.04
 8/31/2010           14,150.18           13,753.53           12,962.27
 9/30/2010           14,525.53           14,150.45           13,356.97
10/31/2010           14,868.92           14,526.56           13,728.23
11/30/2010           14,711.89           14,441.13           13,590.02
12/31/2010           14,982.62           14,731.07           13,866.06
 1/31/2011           15,284.32           15,014.68           14,155.59
 2/28/2011           15,483.70           15,310.57           14,383.68
 3/31/2011           15,546.80           15,398.52           14,413.25
 4/30/2011           15,762.99           15,680.14           14,639.36
 5/31/2011           15,831.04           15,761.07           14,671.69
 6/30/2011           15,708.28           15,541.15           14,508.91
 7/31/2011           15,923.81           15,654.07           14,629.40
 8/31/2011           15,334.57           14,939.72           13,971.85
 9/30/2011           14,904.18           14,439.85           13,478.11
10/31/2011           15,705.32           15,055.30           14,263.85
11/30/2011           15,420.75           14,778.81           13,942.58
12/31/2011           15,801.88           15,103.09           14,261.21
 1/31/2012           16,222.54           15,549.12           14,735.93
 2/29/2012           16,592.79           15,909.02           15,076.76
 3/31/2012           16,595.92           15,978.77           15,079.71
 4/30/2012           16,768.11           16,085.90           15,213.70
 5/31/2012           16,546.33           15,858.14           14,966.14
 6/30/2012           16,854.78           16,118.02           15,247.31
 7/31/2012           17,151.21           16,435.93           15,526.31
 8/31/2012           17,357.18           16,728.66           15,722.78
 9/30/2012           17,575.01           16,988.17           15,940.44
10/31/2012           17,725.62           17,241.51           16,077.98
11/30/2012           17,859.58           17,297.26           16,206.66
12/31/2012           18,126.68           17,600.11           16,462.84
 1/31/2013           18,362.14           17,938.73           16,701.82
 2/28/2013           18,468.09           18,091.77           16,789.87
 3/31/2013           18,658.74           18,320.09           16,965.16
 4/30/2013           19,002.13           18,634.23           17,284.27
 5/31/2013           18,892.55           18,642.99           17,186.66
 6/30/2013           18,401.19           18,166.29           16,739.20
 7/31/2013           18,767.49           18,473.05           17,067.94
 8/31/2013           18,659.39           18,336.65           16,946.74
 9/30/2013           18,841.64           18,488.95           17,127.03
10/31/2013           19,297.57           18,884.80           17,540.96
11/30/2013           19,373.53           18,971.58           17,613.87
12/31/2013           19,492.16           19,090.90           17,719.73
 1/31/2014           19,640.63           19,303.83           17,830.72
 2/28/2014           20,036.74           19,637.90           18,181.55
 3/31/2014           20,090.63           19,754.59           18,234.28
 4/30/2014           20,219.97           19,921.56           18,325.78
 5/31/2014           20,402.71           20,139.20           18,496.58
 6/30/2014           20,574.90           20,347.80           18,654.31
 7/31/2014           20,315.54           20,199.95           18,413.34
 8/31/2014           20,610.82           20,397.71           18,658.42
 9/30/2014           20,175.32           20,104.45           18,299.04
10/31/2014           20,366.62           20,201.56           18,501.09
11/30/2014           20,202.18           20,121.76           18,391.32
12/31/2014           19,855.16           19,765.09           18,116.04
 1/31/2015           19,940.52           19,814.44           18,214.61
 2/28/2015           20,459.23           20,138.15           18,637.64
 3/31/2015           20,369.75           20,018.72           18,563.33
 4/30/2015           20,637.35           20,233.90           18,780.61
 5/31/2015           20,717.26           20,244.50           18,859.82
 6/30/2015           20,431.21           19,923.07           18,581.98
 7/31/2015           20,288.36           19,711.03           18,518.05

                                [END CHART]

                       Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Shares to the following benchmarks:

o The unmanaged Credit Suisse High Yield Index is a trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA HIGH INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIHIX)

--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------
Net Assets                                $811.0 Million          $757.4 Million
Net Asset Value Per Share                     $8.17                   $8.91

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
    1 YEAR                      5 YEARS               SINCE INCEPTION 8/01/08
    -2.32%                      7.74%                           9.18%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/15                EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                5.57%                                          0.76%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA HIGH INCOME       CREDIT SUISSE
                FUND INSTITUTIONAL       HIGH YIELD        LIPPER HIGH YIELD
                      SHARES               INDEX           BOND FUNDS INDEX
 7/31/2008          $10,000.00          $10,000.00          $10,000.00
 8/31/2008           10,026.02           10,027.47           10,013.91
 9/30/2008            9,335.20            9,321.88            9,266.29
10/31/2008            8,103.33            7,844.90            7,772.69
11/30/2008            7,445.43            7,168.10            7,107.07
12/31/2008            7,543.33            7,569.89            7,357.71
 1/31/2009            7,823.87            8,014.57            7,678.75
 2/28/2009            7,609.28            7,850.48            7,501.09
 3/31/2009            7,676.57            8,009.73            7,612.19
 4/30/2009            8,357.89            8,817.12            8,350.92
 5/31/2009            9,096.76            9,296.47            8,836.46
 6/30/2009            9,497.08            9,630.09            9,133.84
 7/31/2009           10,065.93           10,214.48            9,712.59
 8/31/2009           10,345.72           10,403.55            9,875.29
 9/30/2009           10,968.20           10,989.26           10,391.60
10/31/2009           11,223.91           11,189.64           10,544.91
11/30/2009           11,372.72           11,345.65           10,679.29
12/31/2009           11,671.04           11,674.43           10,999.13
 1/31/2010           11,939.80           11,823.10           11,138.53
 2/28/2010           11,993.82           11,859.09           11,155.32
 3/31/2010           12,402.89           12,196.68           11,509.86
 4/30/2010           12,729.23           12,479.47           11,760.10
 5/31/2010           12,219.38           12,082.09           11,324.77
 6/30/2010           12,327.95           12,221.80           11,414.61
 7/31/2010           12,733.43           12,599.49           11,822.45
 8/31/2010           12,772.39           12,615.65           11,815.36
 9/30/2010           13,143.99           12,950.30           12,175.14
10/31/2010           13,512.55           13,256.45           12,513.55
11/30/2010           13,435.99           13,116.45           12,387.57
12/31/2010           13,709.37           13,357.82           12,639.18
 1/31/2011           13,976.04           13,626.80           12,903.10
 2/28/2011           14,254.25           13,804.56           13,111.00
 3/31/2011           14,339.23           13,860.82           13,137.96
 4/30/2011           14,587.46           14,053.56           13,344.06
 5/31/2011           14,665.36           14,114.23           13,373.53
 6/30/2011           14,463.99           14,004.79           13,225.15
 7/31/2011           14,588.71           14,196.94           13,334.98
 8/31/2011           13,926.64           13,671.61           12,735.61
 9/30/2011           13,445.71           13,287.89           12,285.56
10/31/2011           14,021.53           14,002.14           13,001.78
11/30/2011           13,766.01           13,748.44           12,708.93
12/31/2011           14,070.91           14,088.23           12,999.37
 1/31/2012           14,488.88           14,463.28           13,432.09
 2/29/2012           14,844.97           14,793.38           13,742.76
 3/31/2012           14,912.45           14,796.17           13,745.45
 4/30/2012           15,014.83           14,949.68           13,867.58
 5/31/2012           14,804.97           14,751.95           13,641.93
 6/30/2012           15,050.08           15,026.96           13,898.22
 7/31/2012           15,349.07           15,291.24           14,152.54
 8/31/2012           15,606.31           15,474.87           14,331.62
 9/30/2012           15,869.23           15,669.08           14,530.02
10/31/2012           16,093.89           15,803.35           14,655.40
11/30/2012           16,168.58           15,922.79           14,772.69
12/31/2012           16,455.70           16,160.92           15,006.20
 1/31/2013           16,774.76           16,370.85           15,224.03
 2/28/2013           16,920.46           16,465.31           15,304.29
 3/31/2013           17,116.97           16,635.28           15,464.07
 4/30/2013           17,432.33           16,941.43           15,754.96
 5/31/2013           17,442.77           16,843.74           15,665.98
 6/30/2013           16,998.05           16,405.66           15,258.11
 7/31/2013           17,267.67           16,732.24           15,557.76
 8/31/2013           17,161.63           16,635.87           15,447.29
 9/30/2013           17,286.37           16,798.34           15,611.62
10/31/2013           17,679.02           17,204.83           15,988.93
11/30/2013           17,762.06           17,272.55           16,055.39
12/31/2013           17,875.99           17,378.33           16,151.88
 1/31/2014           18,056.69           17,510.69           16,253.06
 2/28/2014           18,391.93           17,863.85           16,572.84
 3/31/2014           18,481.69           17,911.89           16,620.90
 4/30/2014           18,639.83           18,027.21           16,704.31
 5/31/2014           18,865.99           18,190.13           16,860.00
 6/30/2014           19,041.80           18,343.64           17,003.77
 7/31/2014           18,926.50           18,112.41           16,784.12
 8/31/2014           19,113.39           18,375.67           17,007.52
 9/30/2014           18,818.71           17,987.40           16,679.94
10/31/2014           18,911.20           18,157.95           16,864.11
11/30/2014           18,837.81           18,011.34           16,764.06
12/31/2014           18,527.14           17,701.96           16,513.13
 1/31/2015           18,552.88           17,778.06           16,602.97
 2/28/2015           18,857.73           18,240.51           16,988.57
 3/31/2015           18,747.30           18,160.74           16,920.84
 4/30/2015           18,950.57           18,399.32           17,118.89
 5/31/2015           18,962.08           18,470.57           17,191.10
 6/30/2015           18,662.32           18,215.54           16,937.84
 7/31/2015           18,487.09           18,088.17           16,879.57

                                 [END CHART]

                       Data from 7/31/08 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA HIGH INCOME FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UHYOX)

--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------
Net Assets                                $12.5 Million           $9.2 Million
Net Asset Value Per Share                    $8.19                   $8.92

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                                           SINCE INCEPTION 8/01/10
     -2.55%                                                   7.32%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 7/31/15
--------------------------------------------------------------------------------
     UNSUBSIDIZED             5.17%          SUBSIDIZED                 5.18%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/14**
--------------------------------------------------------------------------------
     BEFORE REIMBURSEMENT     1.19%          AFTER REIMBURSEMENT        1.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.15% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.20% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

                   o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    CREDIT SUISSE      LIPPER HIGH YIELD   USAA HIGH INCOME
                     HIGH YIELD          BOND FUNDS         FUND ADVISER
                       INDEX               INDEX               SHARES
 7/31/2010          $10,000.00          $10,000.00          $10,000.00
 8/31/2010           10,012.83            9,994.01           10,030.71
 9/30/2010           10,278.43           10,298.32           10,316.99
10/31/2010           10,521.42           10,584.57           10,588.61
11/30/2010           10,410.30           10,478.01           10,524.02
12/31/2010           10,601.87           10,690.83           10,732.48
 1/31/2011           10,815.36           10,914.07           10,937.44
 2/28/2011           10,956.44           11,089.92           11,150.86
 3/31/2011           11,001.10           11,112.72           11,212.33
 4/30/2011           11,154.07           11,287.05           11,402.05
 5/31/2011           11,202.22           11,311.98           11,458.62
 6/30/2011           11,115.36           11,186.47           11,296.48
 7/31/2011           11,267.87           11,279.37           11,389.73
 8/31/2011           10,850.92           10,772.40           10,867.67
 9/30/2011           10,546.37           10,391.72           10,488.62
10/31/2011           11,113.26           10,997.53           10,935.08
11/30/2011           10,911.90           10,749.83           10,744.35
12/31/2011           11,181.59           10,995.50           10,977.63
 1/31/2012           11,479.26           11,361.51           11,300.22
 2/29/2012           11,741.25           11,624.29           11,573.59
 3/31/2012           11,743.46           11,626.57           11,622.25
 4/30/2012           11,865.31           11,729.87           11,698.18
 5/31/2012           11,708.37           11,539.01           11,530.79
 6/30/2012           11,926.64           11,755.79           11,703.61
 7/31/2012           12,136.39           11,970.90           11,932.28
 8/31/2012           12,282.14           12,122.38           12,142.34
 9/30/2012           12,436.28           12,290.19           12,342.50
10/31/2012           12,542.85           12,396.25           12,510.75
11/30/2012           12,637.64           12,495.46           12,549.54
12/31/2012           12,826.64           12,692.97           12,766.88
 1/31/2013           12,993.26           12,877.22           13,025.23
 2/28/2013           13,068.23           12,945.11           13,118.86
 3/31/2013           13,203.13           13,080.26           13,281.44
 4/30/2013           13,446.12           13,326.30           13,506.02
 5/31/2013           13,368.58           13,251.04           13,523.71
 6/30/2013           13,020.89           12,906.05           13,160.55
 7/31/2013           13,280.09           13,159.51           13,379.59
 8/31/2013           13,203.60           13,066.07           13,293.36
 9/30/2013           13,332.56           13,205.07           13,385.58
10/31/2013           13,655.18           13,524.21           13,684.01
11/30/2013           13,708.93           13,580.43           13,743.82
12/31/2013           13,792.88           13,662.04           13,826.14
 1/31/2014           13,897.93           13,747.62           13,961.33
 2/28/2014           14,178.23           14,018.11           14,216.55
 3/31/2014           14,216.36           14,058.76           14,282.69
 4/30/2014           14,307.88           14,129.31           14,417.38
 5/31/2014           14,437.19           14,261.00           14,570.63
 6/30/2014           14,559.03           14,382.61           14,716.84
 7/31/2014           14,375.51           14,196.82           14,604.62
 8/31/2014           14,584.45           14,385.78           14,744.01
 9/30/2014           14,276.29           14,108.70           14,528.89
10/31/2014           14,411.65           14,264.48           14,595.51
11/30/2014           14,295.29           14,179.85           14,535.31
12/31/2014           14,049.74           13,967.61           14,290.31
 1/31/2015           14,110.14           14,043.60           14,307.20
 2/28/2015           14,477.18           14,369.76           14,538.26
 3/31/2015           14,413.87           14,312.47           14,449.25
 4/30/2015           14,603.22           14,479.99           14,601.30
 5/31/2015           14,659.77           14,541.06           14,605.55
 6/30/2015           14,457.36           14,326.84           14,370.85
 7/31/2015           14,356.27           14,277.56           14,231.58

                                [END CHART]

                       Data from 7/31/10 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                          o TOP 10 HOLDINGS* - 7/31/15 o
                                (% of Net Assets)

                                                                      % OF NET ASSETS
                                                                     -----------------
NuStar Logistics, LP, 7.63%                                                 1.7%
iShares iBoxx High Yield Corporate Bond Fund**                              1.6%
QBE Capital Funding III Ltd., 7.25%                                         1.1%
Dairy Farmers of America, Inc., 7.88%,
  cumulative redeemable, perpetual                                          1.0%
L Brands, Inc., 6.95%                                                       0.9%
St. Barbara Ltd., 8.88%                                                     0.9%
Hawaiian Airlines Pass-Through Trust, 4.95%                                 0.8%
Qwest Corp., 7.38%                                                          0.8%
ILFC E-Capital Trust II, 6.25%                                              0.7%
Wells Fargo & Co., 3.50%                                                    0.7%

    You will find a complete list of securities that the Fund owns on pages
    18-40.

    *Excludes money market instruments.

    **The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

                          o ASSET ALLOCATION - 7/31/15 o

                                [PIE CHART ASSET ALLOCATION]
FINANCIALS                                                                 21.6%
ENERGY                                                                     16.5%
CONSUMER DISCRETIONARY                                                     11.9%
MATERIALS                                                                  10.0%
INDUSTRIALS                                                                10.0%
TELECOMMUNICATION SERVICES                                                  6.8%
UTILITIES                                                                   6.5%
CONSUMER STAPLES                                                            4.2%
INFORMATION TECHNOLOGY                                                      3.3%
HEALTH CARE                                                                 2.8%
EXCHANGE-TRADED FUNDS*                                                      1.9%
MUNICIPAL BONDS                                                             0.1%
MONEY MARKET INSTRUMENTS                                                    3.1%

                                [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

 DIVIDEND RECEIVED              LONG-TERM
DEDUCTION (CORPORATE           CAPITAL GAIN          QUALIFIED INTEREST
  SHAREHOLDERS)(1)            DISTRIBUTIONS(2)             INCOME
-----------------------------------------------------------------------
       6.41%                   $14,726,000                $108,326,000
-----------------------------------------------------------------------

(1)Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2)Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High Income Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP
San Antonio, Texas
September 17, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  17

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (62.4%)

              CONSUMER DISCRETIONARY (9.8%)
              -----------------------------
              ADVERTISING (0.8%)
    $  1,000  Acosta, Inc.(a)                                       7.75%           10/01/2022     $      990
       1,000  Advantage Sales & Marketing, Inc.(b)                  7.50             7/25/2022            995
       5,000  Checkout Holding Corp.(b)                             7.75             4/11/2022          3,644
       5,000  Clear Channel Worldwide Holdings, Inc.                7.63             3/15/2020          5,272
       2,240  iHeartCommunications, Inc.(b)                         6.94             1/30/2019          2,066
       4,310  iHeartCommunications, Inc.(b)                         7.69             7/30/2019          4,016
                                                                                                   ----------
                                                                                                       16,983
                                                                                                   ----------
              APPAREL RETAIL (1.1%)
       2,000  Caleres, Inc.(a)                                      6.25             8/15/2023          2,030
      18,162  L Brands, Inc.                                        6.95             3/01/2033         19,297
       2,362  L Brands, Inc.                                        7.60             7/15/2037          2,669
         500  Levi Strauss & Co.                                    5.00             5/01/2025            485
                                                                                                   ----------
                                                                                                       24,481
                                                                                                   ----------
              AUTO PARTS & EQUIPMENT (0.1%)
       3,000  Omega US Sub, LLC(a)                                  8.75             7/15/2023          2,925
                                                                                                   ----------
              AUTOMOTIVE RETAIL (0.5%)
       5,000  CST Brands, Inc.                                      5.00             5/01/2023          5,000
       5,000  Group 1 Automotive, Inc.                              5.00             6/01/2022          5,025
       1,400  Murphy Oil USA, Inc.                                  6.00             8/15/2023          1,460
                                                                                                   ----------
                                                                                                       11,485
                                                                                                   ----------
              BROADCASTING (0.2%)
       4,000  Univision Communications, Inc.(a)                     8.50             5/15/2021          4,232
                                                                                                   ----------
              CABLE & SATELLITE (1.2%)
       5,000  Cablevision Systems Corp.                             8.00             4/15/2020          5,462
       5,000  CCO Holdings, LLC                                     6.63             1/31/2022          5,294
       5,000  CCO Holdings, LLC                                     5.75             1/15/2024          5,103
       4,000  CCO Holdings, LLC(a)                                  5.38             5/01/2025          3,950
       5,000  Mediacom Broadband, LLC                               6.38             4/01/2023          5,000
                                                                                                   ----------
                                                                                                       24,809
                                                                                                   ----------
              CASINOS & GAMING (2.6%)
       4,000  Caesar's Entertainment Operating Co., Inc.(c)         8.50             2/15/2020          3,340
       9,850  Caesar's Entertainment Resort Properties, LLC(b)      7.00            10/11/2020          9,263

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $  2,000  Eldorado Resorts, Inc.(a)                             7.00%            8/01/2023     $    2,015
       7,500  Golden Nugget Escrow, Inc.(a)                         8.50            12/01/2021          7,838
       2,472  Inn of the Mountain Gods Resort & Casino(a)           9.25            11/30/2020          2,317
       4,000  Isle of Capri Casinos                                 8.88             6/15/2020          4,340
       5,000  Marina District Finance Co., Inc.                     9.88             8/15/2018          5,147
       8,000  MGM Resorts International                             8.63             2/01/2019          9,060
       5,000  Pinnacle Entertainment, Inc.                          8.75             5/15/2020          5,275
       5,000  Scientific Games International, Inc.                  6.25             9/01/2020          4,005
       3,000  Scientific Games International, Inc.(a)               7.00             1/01/2022          3,124
                                                                                                   ----------
                                                                                                       55,724
                                                                                                   ----------
              DEPARTMENT STORES (0.3%)
       4,987  J.C. Penney Corp., Inc.(b),(d)                        6.00             5/22/2018          4,992
       2,100  Macy's Retail Holdings, Inc.                          7.88             8/15/2036          2,231
                                                                                                   ----------
                                                                                                        7,223
                                                                                                   ----------
              HOMEBUILDING (0.4%)
       4,000  Beazer Homes USA, Inc.(e)                             9.13             5/15/2019          4,150
       3,000  KB Home                                               7.50             9/15/2022          3,120
       2,000  Standard Pacific Corp.                                5.88            11/15/2024          2,065
                                                                                                   ----------
                                                                                                        9,335
                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
       5,000  Royal Caribbean Cruises Ltd.                          5.25            11/15/2022          5,206
                                                                                                   ----------
              MOVIES & ENTERTAINMENT (0.1%)
       2,000  Production Resource Group, Inc.                       8.88             5/01/2019          1,580
                                                                                                   ----------
              PUBLISHING (0.6%)
         195  American Media, Inc.(a)                              13.50             6/15/2018            203
       4,834  Cengage Learning Acquisitions, Inc.(b)                7.00             3/31/2020          4,859
       7,500  McGraw-Hill Global Education Holdings, LLC            9.75             4/01/2021          8,344
                                                                                                   ----------
                                                                                                       13,406
                                                                                                   ----------
              RESTAURANTS (0.2%)
       4,000  NPC International, Inc.                              10.50             1/15/2020          4,230
                                                                                                   ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
       2,947  Weight Watchers International, Inc.(b)                4.00             4/02/2020          1,549
                                                                                                   ----------
              SPECIALTY STORES (1.0%)
       1,000  Argos Merger Sub, Inc.(a)                             7.13             3/15/2023          1,060
       3,500  Guitar Center, Inc.(a)                                6.50             4/15/2019          3,194
       2,000  Guitar Center, Inc.(a)                                9.63             4/15/2020          1,600
       4,690  Harbor Freight Tools USA, Inc.(b)                     4.75             7/26/2019          4,731
       4,843  Toys R Us Property Co. I, LLC(b)                      6.00             8/21/2019          4,594
       7,000  Toys R Us Property Co. II, LLC                        8.50            12/01/2017          7,000
                                                                                                   ----------
                                                                                                       22,179
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              TIRES & RUBBER (0.3%)
    $  5,000  Goodyear Tire & Rubber Co.                            6.50%            3/01/2021     $    5,313
                                                                                                   ----------
              Total Consumer Discretionary                                                            210,660
                                                                                                   ----------
              CONSUMER STAPLES (1.8%)
              -----------------------
              DRUG RETAIL (0.1%)
       2,000  Rite Aid Corp.(a)                                     6.13             4/01/2023          2,085
                                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.1%)
         500  Energizer Holdings, Inc.(a)                           5.50             6/15/2025            490
         500  Spectrum Brands, Inc.(a)                              5.75             7/15/2025            517
                                                                                                   ----------
                                                                                                        1,007
                                                                                                   ----------
              PACKAGED FOODS & MEAT (1.6%)
       5,000  B&G Foods, Inc.                                       4.63             6/01/2021          4,994
       2,250  Chiquita Brands International, Inc.                   7.88             2/01/2021          2,422
      15,000  Kraft Foods Group, Inc.                               3.50             6/06/2022         15,233
       1,000  Pilgrim's Pride Corp.(a)                              5.75             3/15/2025          1,025
       6,000  Post Holdings, Inc.(a)                                6.75            12/01/2021          6,060
       5,000  Smithfield Foods, Inc.(a)                             5.88             8/01/2021          5,231
                                                                                                   ----------
                                                                                                       34,965
                                                                                                   ----------
              Total Consumer Staples                                                                   38,057
                                                                                                   ----------
              ENERGY (13.6%)
              --------------
              COAL & CONSUMABLE FUELS (0.1%)
       4,000  Alpha Natural Resources                               9.75             4/15/2018            140
       4,000  Arch Coal, Inc.                                       9.88             6/15/2019            550
       6,000  Peabody Energy Corp.                                  6.25            11/15/2021          1,725
       2,000  Peabody Energy Corp.                                  7.88            11/01/2026            570
                                                                                                   ----------
                                                                                                        2,985
                                                                                                   ----------
              OIL & GAS DRILLING (0.8%)
       5,000  Noble Energy, Inc.                                    5.88             6/01/2022          5,372
      10,000  Noble Holding International Ltd.                      5.95             4/01/2025          9,111
       2,000  Paragon Offshore plc(a)                               7.25             8/15/2024            634
       5,212  Schahin II Finance Co. SPV Ltd.(a)                    5.88             9/25/2023          1,883
                                                                                                   ----------
                                                                                                       17,000
                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
       3,000  Basic Energy Services(f)                              7.75             2/15/2019          2,258
       2,000  Brand Energy & Infrastructure Service, Inc.(a)        8.50            12/01/2021          1,860
       1,500  Compressco Partners, LP & Compressco Finance Corp.    7.25             8/15/2022          1,421
       5,000  Exterran Partners, LP                                 6.00             4/01/2021          4,587
       2,880  Weatherford International Ltd.                        5.13             9/15/2020          2,793
                                                                                                   ----------
                                                                                                       12,919
                                                                                                   ----------

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (4.2%)
    $  5,000  Alta Mesa Holdings, LP(e)                             9.63%           10/15/2018     $    3,700
       1,500  Approach Resources, Inc.                              7.00             6/15/2021          1,279
       7,000  Bill Barrett Corp.                                    7.00            10/15/2022          5,827
       3,000  BreitBurn Energy Partners, LP                         7.88             4/15/2022          2,085
       9,000  California Resources Corp.                            6.00            11/15/2024          7,312
         500  Clayton Williams Energy, Inc.                         7.75             4/01/2019            446
       5,000  Comstock Resources, Inc.                              7.75             4/01/2019          1,825
       3,000  Comstock Resources, Inc.(a)                          10.00             3/15/2020          2,662
       5,000  EP Energy, LLC & Everest Acquisition Finance, Inc.    9.38             5/01/2020          5,187
       3,000  EV Energy Partners, LP(e)                             8.00             4/15/2019          2,648
       3,000  Fieldwood Energy, LLC(b)                              8.38             9/30/2020          1,657
       3,000  Goodrich Petroleum Corp.                              8.88             3/15/2019            885
       1,000  Halcon Resources Corp.(a)                             8.63             2/01/2020            959
       5,000  Halcon Resources Corp.                                9.25             2/15/2022          2,525
       8,500  Linn Energy, LLC & Linn Energy Finance Corp.          6.50             9/15/2021          4,930
       2,000  Magnum Hunter Resources Corp.                         9.75             5/15/2020          1,540
       5,000  Newfield Exploration Co.                              5.38             1/01/2026          4,825
         500  Northern Oil and Gas, Inc.(a)                         8.00             6/01/2020            443
       1,000  Northern Oil and Gas, Inc.                            8.00             6/01/2020            885
       5,000  PDC Energy, Inc.                                      7.75            10/15/2022          5,181
       5,000  Penn Virginia Corp.                                   8.50             5/01/2020          2,375
       5,000  Quicksilver Resources, Inc.(b),(c)                    7.00             6/21/2019          2,845
       3,000  Resolute Energy Corp.                                 8.50             5/01/2020          1,425
       5,000  Rex Energy Corp.                                      8.88            12/01/2020          4,075
       5,000  Sabine Oil & Gas, LLC(b),(c)                          8.75            12/31/2018          1,415
       6,000  Samson Investment Co.(b)                              5.00             9/25/2018          1,776
       4,000  Sandridge Energy, Inc.(a)                             8.75             6/01/2020          3,120
       7,000  Sandridge Energy, Inc.                                7.50             2/15/2023          2,170
       2,000  Swift Energy Co.                                      7.88             3/01/2022            510
       1,000  Triangle USA Petroleum Corp.(a)                       6.75             7/15/2022            685
       6,000  Ultra Petroleum Corp.(a)                              6.13            10/01/2024          4,650
       5,000  Whiting Petroleum Corp.                               6.25             4/01/2023          4,900
       2,500  WPX Energy, Inc.                                      8.25             8/01/2023          2,547
                                                                                                   ----------
                                                                                                       89,294
                                                                                                   ----------
              OIL & GAS REFINING & MARKETING (0.5%)
       1,000  Citgo Petroleum Corp.(a)                              6.25             8/15/2022            985
       5,000  Northern Tier Energy, LLC &
                Northern Tier Finance Corp.                         7.13            11/15/2020          5,125
       2,000  Sunoco, LP & Sunoco Finance Corp.(a)                  5.50             8/01/2020          2,045
       2,000  Sunoco, LP & Sunoco Finance Corp.(a)                  6.38             4/01/2023          2,065
                                                                                                   ----------
                                                                                                       10,220
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (7.4%)
    $  5,000  Blue Racer Midstream, LLC & Blue Racer
                Finance Corp.(a)                                    6.13%           11/15/2022     $    5,112
      10,000  Boardwalk Pipelines, LP                               4.95            12/15/2024          9,723
       5,000  Crestwood Midstream Partners, LP                      6.00            12/15/2020          5,062
      15,000  DCP Midstream, LLC(a)                                 5.85             5/21/2043         11,400
       2,500  Energy Transfer Equity, LP                            7.50            10/15/2020          2,813
       5,000  Energy Transfer Partners, LP                          3.30(g)         11/01/2066          4,200
      12,915  Enterprise Products Operating, LLC                    7.00             6/01/2067         12,689
       9,000  Enterprise Products Operating, LLC                    7.03             1/15/2068          9,652
       5,000  Genesis Energy, LP & Genesis Energy Finance Corp.     5.75             2/15/2021          4,900
       5,061  Kinder Morgan Inc.                                    7.80             8/01/2031          5,734
       5,000  Martin Midstream Partners, LP                         7.25             2/15/2021          4,825
       3,000  NGL Energy Partners, LP & NGL Energy
                Finance Corp.                                       6.88            10/15/2021          3,142
      12,000  NGPL PipeCo, LLC(a)                                   7.12            12/15/2017         12,060
       3,000  NGPL PipeCo, LLC(a)                                   9.63             6/01/2019          3,015
       5,000  ONEOK, Inc.                                           4.25             2/01/2022          4,861
       5,000  Penn Virginia Resource Partners, LP                   6.50             5/15/2021          5,319
       5,000  Regency Energy Partners, LP                           5.88             3/01/2022          5,303
      13,000  Sabine Pass Liquefaction, LLC                         5.63             2/01/2021         13,325
       2,000  Sabine Pass LNG, LP                                   6.50            11/01/2020          2,060
       5,000  Southern Union Co.                                    3.30(g)         11/01/2066          3,700
       5,000  Targa Pipeline Partners, LP & Atlas Pipeline
                Finance Corp.                                       6.63            10/01/2020          5,175
       3,000  Targa Resources Partners, LP                          6.88             2/01/2021          3,135
       3,000  Targa Resources Partners, LP                          5.25             5/01/2023          2,978
       3,000  TEPPCO Partners, LP                                   7.00             6/01/2067          2,903
       5,000  Tesoro Logistics, LP & Tesoro Logistics
                Finance Corp.                                       6.13            10/15/2021          5,237
       1,000  Tesoro Logistics, LP & Tesoro Logistics
                Finance Corp.(a)                                    6.25            10/15/2022          1,050
      10,000  Williams Companies, Inc.                              4.55             6/24/2024          9,482
                                                                                                   ----------
                                                                                                      158,855
                                                                                                   ----------
              Total Energy                                                                            291,273
                                                                                                   ----------
              FINANCIALS (10.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
      10,000  Prospect Capital Corp.                                5.00             7/15/2019         10,353
       8,335  Walter Investment Management Corp.(b)                 4.75            12/19/2020          7,999
      10,000  Walter Investment Management Corp.                    7.88            12/15/2021          9,413
                                                                                                   ----------
                                                                                                       27,765
                                                                                                   ----------

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.4%)
    $  4,000  American Express Co.                                  6.80%            9/01/2066     $    4,125
       5,000  Credit Acceptance Corp.                               6.13             2/15/2021          5,044
                                                                                                   ----------
                                                                                                        9,169
                                                                                                   ----------
              DIVERSIFIED BANKS (0.7%)
      15,000  Wells Fargo & Co.                                     3.50             3/08/2022         15,482
                                                                                                   ----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
       1,000  Lehman Brothers Holdings, Inc.(c)                     5.75             4/25/2011            109
       1,500  Lehman Brothers Treasury Co. B.V.(c)                  6.88            12/29/2010            236
                                                                                                   ----------
                                                                                                          345
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (1.8%)
       3,000  American Equity Investment Life Holding Co.           6.63             7/15/2021          3,165
       3,000  Forethought Financial Group(a)                        8.63             4/15/2021          3,477
      10,000  Lincoln National Corp.                                7.00             5/17/2066          9,025
       2,000  MetLife, Inc.                                        10.75             8/01/2069          3,171
      10,000  Prudential Financial, Inc.                            5.20             3/15/2044          9,791
      10,000  StanCorp Financial Group, Inc.                        6.90             6/01/2067          9,275
                                                                                                   ----------
                                                                                                       37,904
                                                                                                   ----------
              MULTI-LINE INSURANCE (1.5%)
      21,299  Genworth Holdings, Inc.                               6.15            11/15/2066         12,726
      10,000  Glen Meadow Pass-Through Trust(a)                     6.51             2/12/2067          9,300
      10,000  Nationwide Mutual Insurance Co.(a)                    2.58(g)         12/15/2024         10,020
                                                                                                   ----------
                                                                                                       32,046
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
       4,000  GE Capital Trust I                                    6.38            11/15/2067          4,296
       5,000  General Electric Capital Corp.                        6.25                     -(h)       5,435
       1,000  Washington Mutual Bank(c)                             5.55             6/16/2010            225
                                                                                                   ----------
                                                                                                        9,956
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (1.1%)
      10,000  AmTrust Financial Services, Inc.                      6.13             8/15/2023         10,332
         950  Assured Guaranty Municipal Holdings, Inc.(a)          6.40            12/15/2066            710
       3,780  Hanover Insurance Group, Inc.                         8.21             2/03/2027          4,524
       5,400  Ironshore Holdings, Inc.(a)                           8.50             5/15/2020          6,366
       2,000  Zenith National Insurance Capital Trust I(a)          8.55             8/01/2028          2,045
                                                                                                   ----------
                                                                                                       23,977
                                                                                                   ----------
              REGIONAL BANKS (1.3%)
       1,000  AmSouth Bancorp.                                      6.75            11/01/2025          1,193
       5,000  Banc of California, Inc.                              5.25             4/15/2025          4,880
       6,940  First Tennessee Capital II                            6.30             4/15/2034          6,697
      10,409  Regions Bank                                          6.45             6/26/2037         12,688

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $  1,790  Regions Financial Corp.                               7.38%           12/10/2037     $    2,267
                                                                                                   ----------
                                                                                                       27,725
                                                                                                   ----------
              REINSURANCE (0.1%)
       2,000  Alterra USA Holdings Ltd.(a)                          7.20             4/14/2017          2,139
                                                                                                   ----------
              REITs - HEALTH CARE (0.3%)
       2,000  CTR Partnership, LP & CareTrust Capital Corp.         5.88             6/01/2021          2,050
       4,000  Sabra Health Care, LP & Sabra Capital Corp.           5.50             2/01/2021          4,160
                                                                                                   ----------
                                                                                                        6,210
                                                                                                   ----------
              REITs - HOTEL & RESORT (0.1%)
         500  ESH Hospitality, Inc.(a)                              5.25             5/01/2025            489
         250  Felcor Lodging, LP(a)                                 6.00             6/01/2025            259
                                                                                                   ----------
                                                                                                          748
                                                                                                   ----------
              REITs - RETAIL (0.1%)
       2,675  Brixmor, LLC                                          5.25             9/15/2015          2,687
                                                                                                   ----------
              REITs - SPECIALIZED (0.1%)
       1,000  Communications Sales & Leasing, Inc.(a)               6.00             4/15/2023            963
       2,000  Communications Sales & Leasing, Inc.(a)               8.25            10/15/2023          1,915
                                                                                                   ----------
                                                                                                        2,878
                                                                                                   ----------
              SPECIALIZED FINANCE (0.8%)
       1,500  MSCI, Inc.(a)                                         5.25            11/15/2024          1,533
      10,000  National Rural Utilities Cooperative Finance Corp.    4.75             4/30/2043          9,990
       5,000  PHH Corp.                                             6.38             8/15/2021          4,875
                                                                                                   ----------
                                                                                                       16,398
                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
       5,000  Ocwen Financial Corp.(a)                              7.13             5/15/2019          4,750
                                                                                                   ----------
              Total Financials                                                                        220,179
                                                                                                   ----------
              HEALTH CARE (2.3%)
              ------------------
              HEALTH CARE EQUIPMENT (0.2%)
       5,000  Universal Hospital Services, Inc.                     7.63             8/15/2020          4,700
                                                                                                   ----------
              HEALTH CARE FACILITIES (1.3%)
      10,000  HCA, Inc.                                             5.25             4/15/2025         10,562
       5,000  Kindred Healthcare, Inc.                              6.38             4/15/2022          5,138
       2,000  Tenet Healthcare Corp.                                8.00             8/01/2020          2,090
      10,000  Tenet Healthcare Corp.(a)                             6.75             6/15/2023         10,475
                                                                                                   ----------
                                                                                                       28,265
                                                                                                   ----------
              HEALTH CARE SERVICES (0.1%)
       2,000  DaVita HealthCare Partners, Inc.                      5.13             7/15/2024          2,019
                                                                                                   ----------
              HEALTH CARE SUPPLIES (0.3%)
       1,000  DJO Finance, LLC                                      9.75            10/15/2017          1,033

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $  1,000  Halyard Health, Inc.(a)                               6.25%           10/15/2022     $    1,049
       4,000  VWR Funding, Inc.                                     7.25             9/15/2017          4,130
                                                                                                   ----------
                                                                                                        6,212
                                                                                                   ----------
              PHARMACEUTICALS (0.4%)
       1,000  Endo Finance, LLC & Endo Ltd.(a)                      6.00             7/15/2023          1,043
       5,000  Mallinckrodt International Finance S.A.               4.75             4/15/2023          4,850
       1,000  Mallinckrodt International Finance S.A.(a)            5.50             4/15/2025          1,011
       2,000  Valeant Pharmaceuticals International, Inc.(a)        6.38            10/15/2020          2,112
                                                                                                   ----------
                                                                                                        9,016
                                                                                                   ----------
              Total Health Care                                                                        50,212
                                                                                                   ----------
              INDUSTRIALS (8.2%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
       3,000  Constellis Holdings, LLC & Constellis
                Finance Corp.(a)                                    9.75             5/15/2020          2,873
      15,000  Textron Financial Corp.(a)                            6.00             2/15/2067         12,187
       1,000  Transdigm, Inc.(a)                                    6.50             5/15/2025          1,005
                                                                                                   ----------
                                                                                                       16,065
                                                                                                   ----------
              AIRLINES (3.2%)
         385  America West Airlines, Inc. Pass-Through Trust        6.87             7/02/2018            397
       4,425  American Airlines, Inc. "B" Pass-Through Trust        5.63             1/15/2021          4,579
       2,632  Continental Airlines, Inc. "B" Pass-Through Trust     6.25            10/11/2021          2,763
       5,000  Continental Airlines, Inc. Pass-Through Trust         6.13             4/29/2018          5,225
       2,583  Continental Airlines, Inc. Pass-Through Trust         5.50             4/29/2022          2,686
      18,578  Hawaiian Airlines Pass-Through Trust                  4.95             1/15/2022         17,649
       4,779  United Air Lines, Inc. "B" Pass-Through Trust         5.38             2/15/2023          4,946
       2,444  United Air Lines, Inc. Pass-Through Trust(a)         12.00             7/15/2017          2,548
       5,000  United Airlines, Inc. Pass-Through Trust              4.63             3/03/2024          5,075
       6,768  US Airways Group, Inc. "B" Pass-Through Trust         5.38             5/15/2023          6,955
       5,000  US Airways Group, Inc. Pass-Through Trust             5.45             6/03/2018          5,038
       2,342  US Airways Group, Inc. Pass-Through Trust(e)          9.75             4/22/2020          2,669
       6,990  Virgin Australia Holdings Ltd. Pass-Through Trust(a)  7.13            10/23/2018          7,112
                                                                                                   ----------
                                                                                                       67,642
                                                                                                   ----------
              COMMERCIAL PRINTING (0.4%)
       6,000  R.R. Donnelley & Sons Co.                             8.25             3/15/2019          6,870
       2,000  R.R. Donnelley & Sons Co.                             6.00             4/01/2024          2,027
                                                                                                   ----------
                                                                                                        8,897
                                                                                                   ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
       5,000  Navistar International Corp.                          8.25            11/01/2021          4,747
                                                                                                   ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
       5,079  Artesyn Embedded Technologies, Inc.(a)                9.75            10/15/2020          5,104
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (0.3%)
   $   5,000  Stanley Black & Decker, Inc.                          5.75%           12/15/2053     $    5,381
                                                                                                   ----------
              MARINE (0.6%)
       1,000  Navios Maritime Acquisition Corp.(a)                  8.13            11/15/2021            989
       5,000  Navios Maritime Holdings, Inc.(f)                     8.13             2/15/2019          3,969
      10,000  Navios Maritime Holdings, Inc.(a)                     7.38             1/15/2022          8,562
                                                                                                   ----------
                                                                                                       13,520
                                                                                                   ----------
              RAILROADS (0.1%)
       1,250  Florida East Coast Holdings Corp.(a)                  6.75             5/01/2019          1,266
                                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (1.7%)
       6,034  ILFC E-Capital Trust I(a)                             4.69(g)         12/21/2065          5,898
      16,362  ILFC E-Capital Trust II(a)                            6.25(g)         12/21/2065         16,117
       5,000  International Lease Finance Corp.                     8.63             1/15/2022          6,169
       2,000  Jurassic Holdings III, Inc.(a)                        6.88             2/15/2021          1,410
       4,000  United Rentals North America, Inc.                    5.75            11/15/2024          3,930
       3,000  United Rentals North America, Inc.                    5.50             7/15/2025          2,880
                                                                                                   ----------
                                                                                                       36,404
                                                                                                   ----------
              TRUCKING (0.8%)
       3,000  Ahern Rentals, Inc.(a)                                7.38             5/15/2023          2,850
       4,000  Avis Budget Car Rental, LLC &
                Avis Budget Finance, Inc.(a)                        5.13             6/01/2022          3,995
       2,500  Avis Budget Car Rental, LLC &
                Avis Budget Finance, Inc.                           5.50             4/01/2023          2,522
       6,895  YRC Worldwide, Inc.(b)                                8.25             2/13/2019          6,753
                                                                                                   ----------
                                                                                                       16,120
                                                                                                   ----------
              Total Industrials                                                                       175,146
                                                                                                   ----------
              INFORMATION TECHNOLOGY (2.6%)
              ----------------------------
              APPLICATION SOFTWARE (0.1%)
       1,000  SS&C Technologies Holdings, Inc.(a)                   5.88             7/15/2023          1,038
                                                                                                   ----------
              COMMUNICATIONS EQUIPMENT (0.4%)
       3,500  Avaya, Inc.(a)                                        7.00             4/01/2019          3,395
       3,500  Avaya, Inc.(a)                                       10.50             3/01/2021          2,861
       3,000  CommScope Technologies Finance, LLC(a)                6.00             6/15/2025          2,970
                                                                                                   ----------
                                                                                                        9,226
                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       1,908  First Data Corp.(a)                                   7.38             6/15/2019          1,995
       1,300  First Data Corp.(a)                                   6.75            11/01/2020          1,378
       5,200  First Data Corp.                                     11.25             1/15/2021          5,785
       2,623  Lender Processing Services, Inc.                      5.75             4/15/2023          2,794
       4,000  SunGard Data Systems, Inc.                            6.63            11/01/2019          4,149

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $  1,743  SunGard Data Systems, Inc.(b)                         4.00%            3/08/2020     $    1,747
                                                                                                   ----------
                                                                                                       17,848
                                                                                                   ----------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
       5,000  Activision Blizzard, Inc.(a)                          5.63             9/15/2021          5,262
                                                                                                   ----------
              SEMICONDUCTORS (0.2%)
       5,000  Micron Technology, Inc.(a)                            5.63             1/15/2026          4,800
                                                                                                   ----------
              SYSTEMS SOFTWARE (0.6%)
       3,801  BMC Software Finance, Inc.(b)                         5.00             9/10/2020          3,484
       2,000  BMC Software Finance, Inc.(a)                         8.13             7/15/2021          1,497
       1,800  Italics Merger Sub, Inc.(a)                           7.13             7/15/2023          1,773
       5,000  Sophia, LP(a)                                         9.75             1/15/2019          5,350
                                                                                                   ----------
                                                                                                       12,104
                                                                                                   ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
       5,000  Denali Borrower, LLC & Denali Finance Corp.(a)        5.63            10/15/2020          5,225
                                                                                                   ----------
              Total Information Technology                                                             55,503
                                                                                                   ----------
              MATERIALS (3.9%)
              ----------------
              ALUMINUM (0.2%)
       4,000  Aleris International, Inc.                            7.63             2/15/2018          4,055
                                                                                                   ----------
              COMMODITY CHEMICALS (0.4%)
       5,000  Hexion U.S. Finance Corp.                             8.88             2/01/2018          4,375
       5,000  Hexion U.S. Finance Corp.                             6.63             4/15/2020          4,606
                                                                                                   ----------
                                                                                                        8,981
                                                                                                   ----------
              DIVERSIFIED METALS & MINING (0.4%)
       5,000  Compass Minerals International, Inc.(a)               4.88             7/15/2024          4,925
       4,000  Thompson Creek Metals Co., Inc.                       7.38             6/01/2018          2,930
                                                                                                   ----------
                                                                                                        7,855
                                                                                                   ----------
              GOLD (0.0%)
   CAD 2,000  Allied Nevada Gold Corp.(a),(c)                       8.75             6/01/2019            283
          90  Allied Nevada Gold Corp., DIP(d),(i),(j)                 -(k)          3/10/2016             90
         305  Allied Nevada Gold Corp., DIP(b),(i),(l)             12.00             3/10/2016            335
                                                                                                   ----------
                                                                                                          708
                                                                                                   ----------
              METAL & GLASS CONTAINERS (1.4%)
       2,000  Ardagh Packaging Finance plc(a)                       6.25             1/31/2019          2,065
       4,000  Ardagh Packaging Finance plc(a)                       9.13            10/15/2020          4,235
       4,950  BWAY Holding Co.(b)                                   5.50             8/14/2020          4,972
       8,500  Reynolds Group Issuer, Inc.                           7.88             8/15/2019          8,829
       9,000  Reynolds Group Issuer, Inc.                           9.88             8/15/2019          9,484
                                                                                                   ----------
                                                                                                       29,585
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.3%)
    $  7,000  Sealed Air Corp.(a)                                   6.88%            7/15/2033     $    7,175
                                                                                                   ----------
              STEEL (1.2%)
      10,456  Allegheny Ludlum Corp.                                6.95            12/15/2025         10,822
      10,000  Cliffs Natural Resources, Inc.(a)                     8.25             3/31/2020          9,125
       2,600  Edgen Murray Corp.(a)                                 8.75            11/01/2020          2,811
       4,000  JMC Steel Group(a)                                    8.25             3/15/2018          3,570
                                                                                                   ----------
                                                                                                       26,328
                                                                                                   ----------
              Total Materials                                                                          84,687
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (5.4%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.4%)
       5,000  Cogent Communications Finance, Inc.(a)                5.63             4/15/2021          4,750
       5,000  Level 3 Financing, Inc.                               6.13             1/15/2021          5,256
                                                                                                   ----------
                                                                                                       10,006
                                                                                                   ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
      10,000  CenturyLink, Inc.                                     5.80             3/15/2022          9,750
       5,000  Frontier Communications Corp.                         7.63             4/15/2024          4,575
       3,000  Frontier Communications Corp.                         6.88             1/15/2025          2,565
       9,000  Frontier Communications Corp.                         9.00             8/15/2031          8,258
      10,000  Verizon Communications, Inc.                          4.50             9/15/2020         10,787
      10,000  Windstream Corp.                                      7.50             6/01/2022          8,263
       3,000  Windstream Corp.                                      6.38             8/01/2023          2,336
                                                                                                   ----------
                                                                                                       46,534
                                                                                                   ----------
              WIRELESS TELECOMMUNICATION SERVICES (2.8%)
      12,000  Sprint Communications, Inc.                           7.00             8/15/2020         11,565
       6,000  Sprint Communications, Inc.                           6.00            11/15/2022          5,286
      10,000  Sprint Corp.                                          7.25             9/15/2021          9,588
       5,000  Sprint Corp.                                          7.88             9/15/2023          4,806
      10,000  Sprint Corp.                                          7.63             2/15/2025          9,300
       4,000  T-Mobile USA, Inc.                                    6.63            11/15/2020          4,170
       4,500  T-Mobile USA, Inc.                                    6.13             1/15/2022          4,714
       5,000  T-Mobile USA, Inc.                                    6.50             1/15/2024          5,292
       5,000  Zayo Group, LLC & Zayo Capital Inc.(a)                6.38             5/15/2025          4,956
                                                                                                   ----------
                                                                                                       59,677
                                                                                                   ----------
              Total Telecommunication Services                                                        116,217
                                                                                                   ----------
              UTILITIES (4.5%)
              ----------------
              ELECTRIC UTILITIES (1.1%)
          38  FPL Energy National Wind Portfolio, LLC(a)            6.13             3/25/2019             39
          67  FPL Energy Wind Funding, LLC(a)                       6.88             6/27/2017             54
       2,000  NextEra Energy Capital Holdings, Inc.                 6.35            10/01/2066          1,649

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $  2,000  NextEra Energy Capital Holdings, Inc.                 6.65%            6/15/2067     $    1,736
       2,000  NextEra Energy Capital Holdings, Inc.                 7.30             9/01/2067          2,008
      10,000  PPL Capital Funding, Inc.                             6.70             3/30/2067          8,758
      17,134  Texas Competitive Electric Holdings Co., LLC(b)       4.67            10/10/2017          8,824
       3,000  Texas Competitive Electric Holdings Co., LLC(a),(c)  11.50            10/01/2020          1,598
                                                                                                   ----------
                                                                                                       24,666
                                                                                                   ----------
              GAS UTILITIES (0.2%)
       4,000  Southern Star Central Corp.(a)                        5.13             7/15/2022          4,080
                                                                                                   ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.3%)
       7,000  AES Corp.                                             7.38             7/01/2021          7,717
       5,000  Calpine Corp.                                         5.75             1/15/2025          4,894
       4,000  DPL, Inc.                                             6.75            10/01/2019          4,310
       5,000  Dynegy, Inc.(a)                                       7.38            11/01/2022          5,197
       5,000  Dynegy, Inc.                                          5.88             6/01/2023          4,813
      15,000  Genon Energy, Inc.                                    9.88            10/15/2020         15,037
       5,000  Talen Energy Supply, LLC(a)                           6.50             6/01/2025          4,906
       1,500  TerraForm Power Operating, LLC(a)                     5.88             2/01/2023          1,522
       1,000  TerraForm Power Operating, LLC(a)                     6.13             6/15/2025          1,005
                                                                                                   ----------
                                                                                                       49,401
                                                                                                   ----------
              MULTI-UTILITIES (0.9%)
      10,790  Integrys Energy Group, Inc.                           6.11            12/01/2066          9,498
      11,025  Puget Sound Energy, Inc.                              6.97             6/01/2067          9,799
                                                                                                   ----------
                                                                                                       19,297
                                                                                                   ----------
              Total Utilities                                                                          97,444
                                                                                                   ----------
              Total Corporate Obligations (cost: $1,371,809)                                        1,339,378
                                                                                                   ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (13.9%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
       1,000  ZF North America Capital, Inc.(a)                     4.75             4/29/2025            981
                                                                                                   ----------
              CABLE & SATELLITE (0.7%)
       2,000  Altice Finco S.A.(a)                                  7.63             2/15/2025          2,040
       2,000  Altice S.A.(a)                                        7.75             5/15/2022          2,020
       2,000  Altice S.A.(a)                                        7.63             2/15/2025          1,965
       3,000  Numericable Group S.A.(a)                             4.88             5/15/2019          3,052
       5,000  Numericable Group S.A.(a)                             6.00             5/15/2022          5,100
                                                                                                   ----------
                                                                                                       14,177
                                                                                                   ----------
              HOMEBUILDING (0.1%)
       3,000  Brookfield Residential Properties, Inc.(a)            6.38             5/15/2025          2,933
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.2%)
    $  5,000  1011778 B.C. ULC / New Red Finance, Inc.(a)           4.63%            1/15/2022     $    5,013
                                                                                                   ----------
              Total Consumer Discretionary                                                             23,104
                                                                                                   ----------
              CONSUMER STAPLES (0.4%)
              -----------------------
              PACKAGED FOODS & MEAT (0.4%)
       1,000  JBS Investments GmbH(a)                               7.25             4/03/2024          1,030
       5,000  JBS USA, LLC(a)                                       5.88             7/15/2024          5,087
       3,000  Minerva Luxembourg S.A.                               7.75             1/31/2023          3,022
                                                                                                   ----------
                                                                                                        9,139
                                                                                                   ----------
              Total Consumer Staples                                                                    9,139
                                                                                                   ----------
              ENERGY (0.6%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
      13,000  TransCanada Trust                                     5.63             5/20/2075         13,062
                                                                                                   ----------
              FINANCIALS (2.6%)
              -----------------
              DIVERSIFIED BANKS (1.0%)
       3,500  BayernLB Capital Trust l                              6.20                     -(h)       3,301
       6,986  ING Groep N.V.                                        5.78(g)                  -(h)       7,047
       5,000  Royal Bank of Scotland Group plc                      7.64                     -(h)       5,362
       5,000  Royal Bank of Scotland Group plc                      9.50             3/16/2022          5,528
                                                                                                   ----------
                                                                                                       21,238
                                                                                                   ----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
       5,000  Deutsche Bank Capital Trust IV                        4.59                     -(h)       4,850
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
       2,000  ING Capital Funding Trust III                         3.88(g)                  -(h)       1,993
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (1.3%)
      22,000  QBE Capital Funding III Ltd.(a)                       7.25             5/24/2041         24,337
       4,000  XLIT Ltd.                                             6.50                     -(h)       3,400
                                                                                                   ----------
                                                                                                       27,737
                                                                                                   ----------
              Total Financials                                                                         55,818
                                                                                                   ----------
              INDUSTRIALS (1.6%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
      10,000  Bombardier, Inc.(a)                                   7.50             3/15/2025          8,325
                                                                                                   ----------
              AIRLINES (0.9%)
       1,000  Air Canada(a)                                         7.75             4/15/2021          1,077
      10,617  Air Canada "B" Pass-Through Trust(a)                  5.38            11/15/2022         10,883
       2,500  Air Canada "C" Pass-Through Trust(a)                  6.63             5/15/2018          2,616
       5,000  Air Canada "C" Pass-Through Trust(a)                  5.00             9/15/2020          4,914
                                                                                                   ----------
                                                                                                       19,490
                                                                                                   ----------

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    $  5,250  Ashtead Capital, Inc.(a)                              6.50%            7/15/2022     $    5,545
                                                                                                   ----------
              Total Industrials                                                                        33,360
                                                                                                   ----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              SEMICONDUCTOR EQUIPMENT (0.2%)
       4,000  Global A&T Electronics(a)                            10.00             2/01/2019          3,610
                                                                                                   ----------
              MATERIALS (5.4%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
      10,000  Braskem Finance Ltd.                                  6.45             2/03/2024          9,115
                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.7%)
       1,000  CEMEX Finance, LLC(a)                                 9.38            10/12/2022          1,123
       1,500  CEMEX Finance, LLC(a)                                 6.00             4/01/2024          1,512
       3,000  CEMEX SAB de C.V.(a)                                  6.50            12/10/2019          3,130
       5,000  CEMEX SAB de C.V.(a)                                  6.13             5/05/2025          5,025
       5,000  Companhia Brasileira de Aluminio(a)                   4.75             6/17/2024          4,588
                                                                                                   ----------
                                                                                                       15,378
                                                                                                   ----------
              DIVERSIFIED METALS & MINING (0.8%)
       2,000  First Quantum Minerals Ltd.(a)                        7.25             5/15/2022          1,490
      10,000  Glencore Funding, LLC(a)                              4.13             5/30/2023          9,474
       1,000  Imperial Metals Corp.(a)                              7.00             3/15/2019            955
       5,000  Vedanta Resources plc(a)                              8.25             6/07/2021          4,735
                                                                                                   ----------
                                                                                                       16,654
                                                                                                   ----------
              GOLD (1.7%)
       3,000  AuRico Gold, Inc.(a)                                  7.75             4/01/2020          2,805
       5,000  Eldorado Gold Corp.(a)                                6.13            12/15/2020          4,600
       7,000  New Gold, Inc.(a)                                     6.25            11/15/2022          6,265
       4,000  Newcrest Finance Property Ltd.(a)                     4.20            10/01/2022          3,656
      20,000  St. Barbara Ltd.(a)                                   8.88             4/15/2018         18,150
                                                                                                   ----------
                                                                                                       35,476
                                                                                                   ----------
              METAL & GLASS CONTAINERS (0.2%)
       5,000  Ardagh Packaging Finance plc & Ardagh MP
              Holdings USA Inc.(a)                                  6.00             6/30/2021          5,006
                                                                                                   ----------
              PAPER PACKAGING (0.4%)
       6,200  Smurfit Kappa Treasury Funding Ltd.                   7.50            11/20/2025          7,734
                                                                                                   ----------
              PAPER PRODUCTS (0.2%)
       5,000  Sappi Papier Holding GmbH(a)                          6.63             4/15/2021          5,213
                                                                                                   ----------
              PRECIOUS METALS & MINERALS (0.2%)
       5,000  Fresnillo plc(a)                                      5.50            11/13/2023          5,332
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              STEEL (0.8%)
    $ 15,000  ArcelorMittal                                         7.75%           10/15/2039     $   14,550
       3,000  FMG Resources (August 2006) Proprietary Ltd.(a)       6.88             4/01/2022          1,748
                                                                                                   ----------
                                                                                                       16,298
                                                                                                   ----------
              Total Materials                                                                         116,206
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
       5,000  Digicel Ltd.(a)                                       6.00             4/15/2021          4,725
       3,000  Digicel Ltd.(a)                                       6.75             3/01/2023          2,886
                                                                                                   ----------
                                                                                                        7,611
                                                                                                   ----------
              Total Telecommunication Services                                                          7,611
                                                                                                   ----------
              UTILITIES (1.7%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
       5,000  EDP Finance B.V.(a)                                   5.25             1/14/2021          5,326
      10,000  Electricite De France S.A.(a)                         5.25                     -(h)      10,287
      10,975  Enel S.p.A.(a)                                        8.75             9/24/2073         12,907
                                                                                                   ----------
                                                                                                       28,520
                                                                                                   ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
       7,000  AES Gener S.A.(a)                                     8.38            12/18/2073          7,682
                                                                                                   ----------
              Total Utilities                                                                          36,202
                                                                                                   ----------
              Total Eurodollar and Yankee Obligations (cost: $286,328)                                298,112
                                                                                                   ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
       2,729  Wells Fargo Mortgage Backed Securities Trust
                (cost: $2,644)                                      2.67(g)          4/25/2035          2,615
                                                                                                   ----------

              COMMERCIAL MORTGAGE SECURITIES (4.7%)

              FINANCIALS (4.7%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.7%)
       2,444  Banc of America Commercial Mortgage, Inc.(a)          5.25            12/10/2042          2,441
       6,900  Banc of America Commercial Mortgage, Inc.             5.42            10/10/2045          7,068
           6  Banc of America Commercial Mortgage, Inc.(a)          5.46             9/10/2047              6
         480  Banc of America Commercial Mortgage, Inc.(a)          5.94             9/10/2047            481
       5,000  Banc of America Commercial Mortgage, Inc.             6.26             2/10/2051          5,285
       2,500  Bear Stearns Commercial Mortgage Securities, Inc.     5.45            12/11/2040          2,487
       8,610  Bear Stearns Commercial Mortgage Securities, Inc.(a)  5.66             9/11/2041          8,457
       5,000  Bear Stearns Commercial Mortgage Securities, Inc.     5.57             1/12/2045          5,025
       5,278  CD Commercial Mortgage Trust                          5.69            10/15/2048          5,059

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)         SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $  2,500  Citigroup Commercial Mortgage Trust                   5.77%            3/15/2049     $    2,563
       5,497  Citigroup Commercial Mortgage Trust                   6.14            12/10/2049          5,345
      15,000  Credit Suisse Commercial Mortgage
                Pass-Through Trust                                  0.38             2/15/2040         13,353
       7,110  GE Capital Commercial Mortgage Corp.                  5.28             3/10/2044          7,127
       5,000  GE Capital Commercial Mortgage Corp.                  5.32            11/10/2045          5,011
       1,062  GMAC Commercial Mortgage Securities, Inc.             4.97            12/10/2041          1,081
       2,830  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                    4.99             9/12/2037          2,681
       3,750  Merrill Lynch Mortgage Trust                          5.31             7/12/2038          3,762
       5,000  Merrill Lynch Mortgage Trust                          5.68             5/12/2039          5,047
       5,000  Merrill Lynch Mortgage Trust                          5.05             8/12/2039          4,985
       4,000  Morgan Stanley Capital I Trust                        5.51             3/12/2044          3,979
       4,000  Wachovia Bank Commercial Mortgage Trust               5.37            12/15/2044          4,015
       5,000  Wachovia Bank Commercial Mortgage Trust               5.37            11/15/2048          5,074
                                                                                                   ----------
                                                                                                      100,332
                                                                                                   ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
         542  Credit Suisse First Boston Corp.,
                acquired 6/13/2003; cost $26(m)                     1.79             5/17/2040             20
                                                                                                   ----------
              Total Financials                                                                        100,352
                                                                                                   ----------
              Total Commercial Mortgage Securities (cost: $98,963)                                    100,352
                                                                                                   ----------

              U.S. TREASURY SECURITIES (0.0%)

              NOTES (0.0%)
         550  2.00%, 2/15/2025(q) (cost: $540)                      2.00             2/15/2025            540
                                                                                                   ----------

              MUNICIPAL BONDS (0.1%)

              CASINOS & GAMING (0.0%)
       5,167  Mashantucket (Western) Pequot Tribe(l)                7.35             7/01/2026            423
                                                                                                   ----------
              GENERAL OBLIGATION (0.1%)
       1,500  Atlantic City                                         7.00             3/01/2028          1,531
                                                                                                   ----------
              Total Municipal Bonds (cost: $4,447)                                                      1,954
                                                                                                   ----------

              EXCHANGE-TRADED FUNDS (1.9%)
         383  iShares iBoxx High Yield Corporate Bond Fund                                             33,653
         198  SPDR Barclays High Yield Bond Fund                                                        7,505
                                                                                                   ----------
              Total Exchange-Traded Funds (cost: $42,917)                                              41,158
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER OF                                                                                               VALUE
SHARES        SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (12.5%)

              COMMON STOCKS (5.2%)

              CONSUMER DISCRETIONARY (1.0%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
      33,600  Johnson Controls, Inc.                                                               $    1,531
      26,589  Lear Corp.                                                                                2,767
                                                                                                   ----------
                                                                                                        4,298
                                                                                                   ----------
              CABLE & SATELLITE (0.4%)
      23,483  Charter Communications, Inc. "A"*                                                         4,364
      72,680  Comcast Corp. "A"                                                                         4,536
                                                                                                   ----------
                                                                                                        8,900
                                                                                                   ----------
              CASINOS & GAMING (0.0%)
      13,500  Las Vegas Sands Corp.                                                                       757
                                                                                                   ----------
              GENERAL MERCHANDISE STORES (0.1%)
      30,435  Target Corp.                                                                              2,491
                                                                                                   ----------
              HOME FURNISHINGS (0.2%)
      54,070  Tempur Sealy International, Inc.*                                                         4,085
                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      25,400  Hyatt Hotels Corp. "A"*                                                                   1,418
                                                                                                   ----------
              Total Consumer Discretionary                                                             21,949
                                                                                                   ----------
              CONSUMER STAPLES (0.2%)
              -----------------------
              DRUG RETAIL (0.1%)
      28,400  CVS Health Corp.                                                                          3,194
                                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.1%)
      11,242  Kimberly-Clark Corp.                                                                      1,293
                                                                                                   ----------
              Total Consumer Staples                                                                    4,487
                                                                                                   ----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
       8,522  Chevron Corp.                                                                               754
      32,263  Royal Dutch Shell plc ADR "A"                                                             1,855
                                                                                                   ----------
                                                                                                        2,609
                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)
      88,602  Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(m)                        976
                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      22,883  Thunderbird Resources Equity, Inc., acquired 5/27/2014; cost $1,821*(i),(m)               1,821
                                                                                                   ----------
              Total Energy                                                                              5,406
                                                                                                   ----------

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER OF                                                                                               VALUE
SHARES        SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              FINANCIALS (1.4%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     202,000  Prospect Capital Corp.                                                               $    1,440
                                                                                                   ----------
              DIVERSIFIED BANKS (0.1%)
      18,507  JPMorgan Chase & Co.                                                                      1,268
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (0.1%)
      21,952  MetLife, Inc.                                                                             1,224
                                                                                                   ----------
              REGIONAL BANKS (0.4%)
      27,800  BB&T Corp.                                                                                1,120
     151,918  KeyCorp                                                                                   2,254
     115,241  People's United Financial, Inc.                                                           1,875
     411,207  Regions Financial Corp.                                                                   4,272
                                                                                                   ----------
                                                                                                        9,521
                                                                                                   ----------
              REITs - MORTGAGE (0.4%)
     140,100  Hatteras Financial Corp.                                                                  2,278
     475,600  MFA Financial, Inc.                                                                       3,581
     361,200  Two Harbors Investment Corp.                                                              3,692
                                                                                                   ----------
                                                                                                        9,551
                                                                                                   ----------
              REITs - SPECIALIZED (0.1%)
      40,677  Crown Castle International Corp.                                                          3,332
                                                                                                   ----------
              SPECIALIZED FINANCE (0.2%)
      35,130  CME Group, Inc.                                                                           3,374
                                                                                                   ----------
              Total Financials                                                                         29,710
                                                                                                   ----------
              HEALTH CARE (0.5%)
              ------------------
              HEALTH CARE EQUIPMENT (0.0%)
       3,407  Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(i),(m)                         236
                                                                                                   ----------
              HEALTH CARE SUPPLIES (0.0%)
       1,405  Halyard Health, Inc.*                                                                        57
                                                                                                   ----------
              PHARMACEUTICALS (0.5%)
      22,300  AbbVie, Inc.                                                                              1,561
      21,662  Johnson & Johnson                                                                         2,171
      50,900  Merck & Co., Inc.                                                                         3,001
      27,607  Novartis AG ADR                                                                           2,864
                                                                                                   ----------
                                                                                                        9,597
                                                                                                   ----------
              Total Health Care                                                                         9,890
                                                                                                   ----------
              INDUSTRIALS (0.2%)
              ------------------
              AIRLINES (0.1%)
      46,000  United Continental Holdings, Inc.*                                                        2,594
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER OF                                                                                               VALUE
SHARES        SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              COMMERCIAL PRINTING (0.0%)
       2,060  Quad Graphics, Inc.                                                                  $       34
                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
      83,000  General Electric Co.                                                                      2,166
                                                                                                   ----------
              Total Industrials                                                                         4,794
                                                                                                   ----------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.0%)
       9,266  CDK Global, Inc.                                                                            479
                                                                                                   ----------
              COMMUNICATIONS EQUIPMENT (0.1%)
      37,000  QUALCOMM, Inc.                                                                            2,382
                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      27,798  Automatic Data Processing, Inc.                                                           2,217
                                                                                                   ----------
              SEMICONDUCTORS (0.1%)
      74,500  Intel Corp.                                                                               2,157
                                                                                                   ----------
              SYSTEMS SOFTWARE (0.2%)
      61,150  Microsoft Corp.                                                                           2,856
                                                                                                   ----------
              Total Information Technology                                                             10,091
                                                                                                   ----------
              MATERIALS (0.7%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
      42,015  LyondellBasell Industries N.V. "A"                                                        3,942
                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.1%)
         596  Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(m)                               1,240
                                                                                                   ----------
              GOLD (0.1%)
     245,000  Alamos Gold, Inc. "A"*                                                                      796
     107,726  AuRico Metals, Inc.*                                                                         43
      56,750  Goldcorp, Inc.                                                                              754
      33,650  Newmont Mining Corp.                                                                        578
                                                                                                   ----------
                                                                                                        2,171
                                                                                                   ----------
              PAPER PRODUCTS (0.2%)
      54,650  Clearwater Paper Corp.*                                                                   3,216
      21,100  International Paper Co.                                                                   1,010
         534  Resolute Forest Products*                                                                     5
     123,689  Verso Corp.*                                                                                 55
                                                                                                   ----------
                                                                                                        4,286
                                                                                                   ----------
              SPECIALTY CHEMICALS (0.1%)
     172,882  MPM Holdings, Inc.*(i)                                                                    3,544
                                                                                                   ----------
              Total Materials                                                                          15,183
                                                                                                   ----------

================================================================================

36  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER OF                                                                                               VALUE
SHARES        SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
      50,503  AT&T, Inc.                                                                           $    1,754
      63,000  CenturyLink, Inc.                                                                         1,802
      50,650  Verizon Communications, Inc.                                                              2,370
                                                                                                   ----------
                                                                                                        5,926
                                                                                                   ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
      50,106  NII Holdings, Inc.*                                                                         717
                                                                                                   ----------
              Total Telecommunication Services                                                          6,643
                                                                                                   ----------
              UTILITIES (0.2%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     325,000  AES Corp.                                                                                 4,160
                                                                                                   ----------
              Total Common Stocks (cost: $88,323)                                                     112,313
                                                                                                   ----------

              PREFERRED STOCKS (7.3%)

              CONSUMER STAPLES (1.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.8%)
     400,000  CHS, Inc., 7.10%, cumulative redeemable, perpetual                                       10,857
     200,000  CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                              5,663
     200,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)               21,387
                                                                                                   ----------
                                                                                                       37,907
                                                                                                   ----------
              Total Consumer Staples                                                                   37,907
                                                                                                   ----------
              ENERGY (2.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
      17,000  Chesapeake Energy Corp., 5.75%, perpetual(a)                                              8,819
                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.7%)
   1,327,328  NuStar Logistics, LP, 7.63%                                                              35,629
                                                                                                   ----------
              Total Energy                                                                             44,448
                                                                                                   ----------
              FINANCIALS (2.5%)
              -----------------
              CONSUMER FINANCE (0.5%)
       1,501  Ally Financial, Inc., 7.00%, perpetual(a)                                                 1,532
     320,000  GMAC Capital Trust I, 8.13%, cumulative redeemable                                        8,393
                                                                                                   ----------
                                                                                                        9,925
                                                                                                   ----------
              DIVERSIFIED BANKS (0.4%)
      36,000  ING Groep N.V., 7.20%, perpetual                                                            937
       8,000  US Bancorp, 3.50%, perpetual                                                              6,618
                                                                                                   ----------
                                                                                                        7,555
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                                                  VALUE
$(000)/SHARES SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.3%)
     274,059  Delphi Financial Group, Inc., 7.38%, cumulative redeemable                           $    6,792
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    $  3,000  Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                            2,798
                                                                                                   ----------
              REGIONAL BANKS (0.1%)
       1,515  M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                   1,549
                                                                                                   ----------
              REINSURANCE (0.0%)
       3,000  American Overseas Group Ltd., 7.50%, non-cumulative,
                acquired 1/23/2007 - 3/02/2007; cost $3,109*(i),(m)                                       750
                                                                                                   ----------
              REITs - INDUSTRIAL (0.5%)
     185,741  ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                        11,429
                                                                                                   ----------
              REITs - OFFICE (0.3%)
     240,000  Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                    6,166
                                                                                                   ----------
              REITs - RESIDENTIAL (0.3%)
     100,000  Equity Residential Properties Trust, depositary shares,
                Series K, 8.29%, cumulative redeemable, perpetual                                       6,434
                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
      20,000  Freddie Mac, 6.02%, perpetual*                                                               82
      80,000  Freddie Mac, 8.38%, perpetual*                                                              393
                                                                                                   ----------
                                                                                                          475
                                                                                                   ----------
              Total Financials                                                                         53,873
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
     627,000  Qwest Corp., 7.38%                                                                       16,327
                                                                                                   ----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
      29,100  Southern California Edison, Series D, 6.50%,
                cumulative redeemable, perpetual                                                        3,059
                                                                                                   ----------
              Total Preferred Stocks (cost: $158,095)                                                 155,614
                                                                                                   ----------
              Total Equity Securities (cost: $246,418)                                                267,927
                                                                                                   ----------

================================================================================

38  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
$(000)/SHARES SECURITY                                              RATE             MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.1%)

              COMMERCIAL PAPER (2.6%)

              ENERGY (1.1%)
              -------------
              OIL & GAS DRILLING (0.4%)
  $    8,031  Nabors Industries, Inc.(a),(n)                        0.44%            8/03/2015     $    8,031
                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
      15,362  Enbridge US, Inc.(a),(n)                              0.67             8/17/2015         15,358
                                                                                                   ----------
              Total Energy                                                                             23,389
                                                                                                   ----------
              INDUSTRIALS (0.8%)
              ------------------
              INDUSTRIAL MACHINERY (0.8%)
      17,482  Pentair Finance S.A.(a),(n)                           0.54             8/11/2015         17,480
                                                                                                   ----------
              MATERIALS (0.7%)
              ----------------
              SPECIALTY CHEMICALS (0.7%)
      15,538  Albemarle Corp.(a),(n)                                0.75             8/18/2015         15,533
                                                                                                   ----------
              Total Commercial Paper                                                                   56,402
                                                                                                   ----------

              VARIABLE-RATE DEMAND NOTES (0.2%)

              MATERIALS (0.2%)
              ----------------
              STEEL (0.2%)
       5,000  Illinois Finance Auth. (LOC - UniCredit Bank A.G.)    2.25             2/01/2037          5,000
                                                                                                   ----------

              MONEY MARKET FUNDS (0.3%)
   5,123,944  State Street Institutional Liquid Reserves Fund Premier Class, 0.11%(o)                   5,124
                                                                                                   ----------
              Total Money Market Instruments (cost: $66,524)                                           66,526
                                                                                                   ----------
              TOTAL INVESTMENTS (COST: $2,120,590)                                                 $2,118,562
                                                                                                   ==========

-------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
NUMBER OF                                                                                       APPRECIATION/
CONTRACTS                                                   EXPIRATION               CONTRACT  (DEPRECIATION)
LONG/(SHORT)  SECURITY                                         DATE                 VALUE (000)         (000)
-------------------------------------------------------------------------------------------------------------
              FUTURES (0.6%)
        (100) Russell 2000 Mini                               09/18/2015              $(12,352)    $      274
                                                                                      =========    ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)           (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT         SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE        UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS              INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------
 Corporate Obligations                    $      -           $1,338,953              $  425   $1,339,378
 Eurodollar and Yankee Obligations               -              298,112                   -      298,112
 Collateralized Mortgage Obligations             -                2,615                   -        2,615
 Commercial Mortgage Securities                  -              100,352                   -      100,352
 U.S. Treasury Securities                      540                    -                   -          540
 Municipal Bonds                                 -                1,954                   -        1,954
 Exchange-Traded Funds                      41,158                    -                   -       41,158
Equity Securities:
 Common Stocks                             104,496                3,544               4,273      112,313
 Preferred Stocks                           24,720              130,144                 750      155,614
Money Market Instruments:
 Commercial Paper                                -               56,402                   -       56,402
 Variable-Rate Demand Notes                      -                5,000                   -        5,000
 Money Market Funds                          5,124                    -                   -        5,124
Futures(1)                                     274                    -                   -          274
--------------------------------------------------------------------------------------------------------
Total                                     $176,312           $1,937,076              $5,448   $2,118,836
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------------------------------
                                                  CORPORATE                COMMON              PREFERRED
                                                OBLIGATIONS                STOCKS                 STOCKS
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                            $  -                $5,044                   $750
Purchases                                               391                     -                      -
Sales                                                     -                   (12)                     -
Transfers into Level 3                                    -                     -                      -
Transfers out of Level 3                                  -                     -                      -
Net realized gain (loss) on investments                   -                  (957)                     -
Change in net unrealized appreciation/(depreciation)
  of investments                                         34                   198                      -
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                            $425                $4,273                   $750
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.3% of net assets at July 31, 2015.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

    final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

    specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    CAD  Canadian dollars

    DIP  Debtor-in-Possession

    REIT Real estate investment trust

    CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a)  Restricted security that is not registered under the Securities
         Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

          commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

     (c) At July 31, 2015, the issuer was in default with respect to interest and/or principal payments.

     (d) At July 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $5,082,000.

     (e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at July 31, 2015.

     (f) At July 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

     (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2015.

     (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

     (i) Security was fair valued at July 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $8,992,000, which represented 0.4% of the Fund's net assets.

     (j) The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At July 31, 2015, the Fund held unfunded or partially unfunded loan commitments of $90,000.

     (k) The senior loan will settle after July 31, 2015, at which time the interest rate will be determined.

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

     (l) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

     (m) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2015, was $5,043,000, which represented 0.2% of the Fund's net assets.

     (n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
          Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

     (o) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

     (p)  In U.S. dollars unless otherwise noted.

     (q) Securities with a value of $540,000 are segregated as collateral for initial margin requirements on open futures contracts.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,120,590)                       $2,118,562
   Receivables:
      Capital shares sold                                                                     2,733
      USAA Asset Management Company (Note 6C)                                                     4
      Dividends and interest                                                                 30,168
      Securities sold                                                                         8,009
   Variation margin on futures contracts                                                        274
                                                                                         ----------
         Total assets                                                                     2,159,750
                                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                                   10,479
      Capital shares redeemed                                                                 2,182
      Bank overdraft                                                                            143
   Accrued management fees                                                                      944
   Accrued transfer agent's fees                                                                 93
   Other accrued expenses and payables                                                          246
                                                                                         ----------
         Total liabilities                                                                   14,087
                                                                                         ----------
            Net assets applicable to capital shares outstanding                          $2,145,663
                                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $2,158,176
   Accumulated undistributed net investment income                                            1,612
   Accumulated net realized loss on investments and futures transactions                    (12,371)
   Net unrealized depreciation of investments and futures contracts                          (1,754)
                                                                                         ----------
            Net assets applicable to capital shares outstanding                          $2,145,663
                                                                                         ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,322,058/161,837 shares outstanding)                  $     8.17
                                                                                         ==========
      Institutional Shares (net assets of $811,060/99,349
          shares outstanding)                                                            $     8.16
                                                                                         ==========
      Adviser Shares (net assets of $12,545/1,533 shares outstanding)                    $     8.18
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $62)                                       $  15,415
   Interest                                                                                 125,624
                                                                                          ---------
            Total income                                                                    141,039
                                                                                          ---------
EXPENSES
   Management fees                                                                           12,131
   Administration and servicing fees:
      Fund Shares                                                                             2,137
      Institutional Shares                                                                      785
      Adviser Shares                                                                             18
   Transfer agent's fees:
      Fund Shares                                                                             2,192
      Institutional Shares                                                                      785
      Adviser Shares                                                                              9
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                             29
   Custody and accounting fees:
      Fund Shares                                                                               223
      Institutional Shares                                                                      120
      Adviser Shares                                                                              2
   Postage:
      Fund Shares                                                                               114
      Institutional Shares                                                                      137
   Shareholder reporting fees:
      Fund Shares                                                                                44
      Institutional Shares                                                                       28
   Trustees' fees                                                                                25
   Registration fees:
      Fund Shares                                                                                82
      Institutional Shares                                                                       47
      Adviser Shares                                                                             21
   Professional fees                                                                            153
   Other                                                                                         33
                                                                                          ---------
            Total expenses                                                                   19,115
   Expenses reimbursed:
      Adviser Shares                                                                             (6)
                                                                                          ---------
            Net expenses                                                                     19,109
                                                                                          ---------
NET INVESTMENT INCOME                                                                       121,930
                                                                                          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                                             (12,784)
      Affiliated transactions (Note 8)                                                        2,348
      Foreign currency transactions                                                              (3)
      Futures transactions                                                                     (607)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                          (166,361)
      Futures contracts                                                                         274
                                                                                          ---------
            Net realized and unrealized loss                                               (177,133)
                                                                                          ---------
   Decrease in net assets resulting from operations                                       $ (55,203)
                                                                                          =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                                2015           2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $  121,930     $  124,529
   Net realized gain (loss) on investments                                   (10,436)        22,727
   Net realized loss on foreign currency transactions                             (3)             -
   Net realized loss on futures transactions                                    (607)             -
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                           (166,361)        47,367
      Futures contracts                                                          274              -
                                                                          -------------------------
      Increase (decrease) in net assets resulting from
         operations                                                          (55,203)       194,623
                                                                          -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                            (77,570)       (79,590)
      Institutional Shares                                                   (43,723)       (44,905)
      Adviser Shares                                                            (616)          (439)
                                                                          -------------------------
         Total distributions of net investment income                       (121,909)      (124,934)
                                                                          -------------------------
   Net realized gains:
      Fund Shares                                                            (10,575)       (24,229)
      Institutional Shares                                                    (5,700)       (14,384)
      Adviser Shares                                                             (84)          (141)
                                                                          -------------------------
         Total distributions of net realized gains                           (16,359)       (38,754)
                                                                          -------------------------
      Distributions to shareholders                                         (138,268)      (163,688)
                                                                          -------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                               (75,824)       251,025
   Institutional Shares                                                      122,335        (18,088)
   Adviser Shares                                                              4,353          2,004
                                                                          -------------------------
      Total net increase in net assets from
         capital share transactions                                           50,864        234,941
                                                                          -------------------------
   Net increase (decrease) in net assets                                    (142,607)       265,876

NET ASSETS
   Beginning of year                                                       2,288,270      2,022,394
                                                                          -------------------------
   End of year                                                            $2,145,663     $2,288,270
                                                                          =========================
Accumulated undistributed net investment income:
   End of year                                                            $    1,612     $    1,376
                                                                          =========================

See accompanying notes to financial statements.

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

        Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

        of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities,

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

        evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note 1A3. Additionally, certain bonds, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are supported by: values ascribed to the stock in recent equity compensation awards and considers the movement for comparable companies, values assigned

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    in the recent restructuring, purchase price, inputs such as market quotations obtained from the broker-dealer, or discounted prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                      QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                             FAIR VALUE AT                          SIGNIFICANT
                             JULY 31, 2015        VALUATION         UNOBSERVABLE
    ASSETS                   ($ IN 000's)         TECHNIQUE(S)      INPUT(S)                         RANGE
-----------------------------------------------------------------------------------------------------------
    EQUITY SECURITIES:
                                                                    Revenue Multiple(a)
    Common Stocks            $1,476               Market            EBITDA Multiple(a)         0.6x - 1.3x
                                                  Comparables       Discount for lack         3.6x - 13.4x
                                                                    of marketability(b)                25%

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at July 31, 2015, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JULY 31, 2015*
    (IN THOUSANDS)

                                            ASSET DERIVATIVES                LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------------
                                  STATEMENT OF                         STATEMENT OF
                                  ASSETS AND                           ASSETS AND
DERIVATIVES NOT ACCOUNTED         LIABILITIES                          LIABILITIES
FOR AS HEDGING INSTRUMENTS        LOCATION               FAIR VALUE    LOCATION         FAIR VALUE
--------------------------------------------------------------------------------------------------
Equity contracts                  Net unrealized         $274**           -                  $-
                                  depreciation of
                                  investments and
                                  futures contracts
--------------------------------------------------------------------------------------------------

    *For open derivative instruments as of July 31, 2015, see the Portfolio of Investments, which also is indicative of activity for the year ended July 31, 2015.

    **Includes cumulative appreciation (depreciation) of futures as reported on the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2015 (IN THOUSANDS)

                                                                                    CHANGE IN
                                                                                    UNREALIZED
DERIVATIVES NOT                                                REALIZED GAIN        APPRECIATION
ACCOUNTED FOR AS               STATEMENT OF                    (LOSS) ON            (DEPRECIATION)
HEDGING INSTRUMENTS            OPERATIONS LOCATION             DERIVATIVES          ON DERIVATIVES
--------------------------------------------------------------------------------------------------
Equity contracts               Net realized gain (loss)           $(607)                 $274
                               on futures transactions/
                               Change in net unrealized
                               appreciation (depreciation)
                               of futures contracts
--------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

    recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $5,077,000.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, there were no custodian and other bank credits.

I. REDEMPTION FEES - All share classes held in the Fund less than 180 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the year ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares charged redemption fees of $153,000, $1,000 and $9,000, respectively.

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $11,000, which represents 3.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, defaulted bond, pay-down gains and losses, non-REIT return of capital dividend, distributions, and hybrid interest accrual adjustments resulted in reclassifications to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

Statement of Assets and Liabilities to increase accumulated undistributed net investment income and accumulated net realized loss on investments by $215,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                              2015                       2014
                                                         ----------------------------------------
Ordinary income*                                         $123,542,000                $130,032,000
Long-term realized capital gain                            14,726,000                  33,656,000
                                                         ------------                ------------
   Total distributions paid                              $138,268,000                $163,688,000
                                                         ============                ============

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                                       $  1,746,000
Accumulated capital and other losses                                                  (10,991,000)
Unrealized depreciation of investments                                                 (2,736,000)

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend, defaulted bond, and hybrid interest accrual adjustments.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had net capital loss carryforwards of $3,381,000, for federal income tax purposes as shown in the table below. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2015, the Fund deferred to August 1, 2015, post October capital losses of $7,611,000. It is unlikely that the Board will authorize a distribution

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

of capital gains realized in the future until the capital loss carryforwards have been used.

      CAPITAL LOSS CARRYFORWARDS
---------------------------------------
            TAX CHARACTER
---------------------------------------
(NO EXPIRATION)                 BALANCE
---------------              ----------
Long-Term                    $3,381,000

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $453,884,000 and $343,438,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $2,121,298,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $127,319,000 and $130,055,000, respectively, resulting in net unrealized depreciation of $2,736,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                 YEAR ENDED                     YEAR ENDED
                                               JULY 31, 2015                  JULY 31, 2014
-----------------------------------------------------------------------------------------------
                                          SHARES          AMOUNT         SHARES          AMOUNT
                                         ------------------------------------------------------
FUND SHARES:
Shares sold                               38,813       $ 333,461         53,201       $ 470,320
Shares issued from reinvested
 dividends                                 9,610          81,962         10,946          96,272
Shares redeemed*                         (57,316)       (491,247)       (35,733)       (315,567)
                                         ------------------------------------------------------
Net increase (decrease) from
 capital share transactions               (8,893)      $ (75,824)        28,414       $ 251,025
                                         ======================================================
INSTITUTIONAL SHARES:
Shares sold                               27,578       $ 236,540         20,459       $ 180,757
Shares issued from reinvested
 dividends                                 5,663          48,225          6,603          58,002
Shares redeemed*                         (18,915)       (162,430)       (29,077)       (256,847)
                                         ------------------------------------------------------
Net increase (decrease) from
 capital share transactions               14,326       $ 122,335         (2,015)      $ (18,088)
                                         ======================================================
ADVISER SHARES:
Shares sold                                  784       $   6,763            342       $   3,030
Shares issued from reinvested
 dividends                                    42             362             17             153
Shares redeemed*                            (326)         (2,772)          (134)         (1,179)
                                         ------------------------------------------------------
Net increase from capital
 share transactions                          500       $   4,353            225       $   2,004
                                         ======================================================

*Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

    and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended July 31, 2015, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper High Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                               (IN BASIS POINTS)(1)
--------------------------------------------------------------------------
+/- 20 to 50                                       +/- 4
+/- 51 to 100                                      +/- 5
+/- 101 and greater                                +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $12,131,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $659,000, $362,000, and $3,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.05%, 0.05%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,137,000, $785,000, and $18,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $63,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 1.15% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to December 1, 2014, the Adviser Shares' expense limitation was 1.20% of average net assets. For the year ended July 31, 2015, the Adviser Shares

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

    incurred reimbursable expenses of $6,000, of which $4,000 was receivable from the Manager.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,192,000, $785,000, and $9,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $29,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

funds for the purpose of exercising management or control. As of July 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative                                             0.4
USAA Target Retirement Income                                             1.0
USAA Target Retirement 2020                                               1.5
USAA Target Retirement 2030                                               2.1
USAA Target Retirement 2040                                               1.2
USAA Target Retirement 2050                                               0.7
USAA Target Retirement 2060                                               0.0*

* Represents less than 0.1%

The Manager is indirectly wholly owned by United States Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2015, USAA and its affiliates owned 617,000 shares which represent 40.3% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                  NET REALIZED
                                                       COST TO     GAIN (LOSS)
        SELLER                PURCHASER               PURCHASER     TO SELLER
-------------------------------------------------------------------------------
USAA High Income        USAA Income                   $36,182,000   $1,556,000
USAA High Income        USAA Intermediate-Term Bond     4,178,000      178,000
USAA High Income        USAA Short-Term Bond            7,652,000      614,000
USAA Global Managed
 Volatility             USAA High Income                  820,000      (40,000)

================================================================================

66  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED JULY 31,
                                -------------------------------------------------------------------------
                                      2015           2014              2013           2012           2011
                                -------------------------------------------------------------------------
Net asset value at beginning
 of period                      $     8.91     $     8.79        $     8.42     $     8.60     $     8.08
                                -------------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                 .47            .50               .55            .57            .60
 Net realized and unrealized
  gain (loss)                         (.68)           .29               .46           (.18)           .52
                                -------------------------------------------------------------------------
Total from investment
 operations                           (.21)           .79              1.01            .39           1.12
                                -------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.47)          (.51)             (.53)          (.57)          (.60)
 Realized capital gains               (.06)          (.16)             (.11)             -              -
                                -------------------------------------------------------------------------
Total distributions                   (.53)          (.67)             (.64)          (.57)          (.60)
                                -------------------------------------------------------------------------
Redemption fees added to
 beneficial interests                  .00(c)         .00(c)              -              -              -
                                -------------------------------------------------------------------------
Net asset value at end
 of period                      $     8.17     $     8.91        $     8.79     $     8.42     $     8.60
                                =========================================================================
Total return (%)*                    (2.42)          9.35             12.39           4.99          14.28
Net assets at end of
 period (000)                   $1,322,058     $1,521,633        $1,250,728     $1,464,070     $1,482,706
Ratios to average net assets:**
 Expenses (%)(a)                       .89            .89               .94            .95            .90
 Net investment
  income (%)                          5.46           5.71              6.15           6.96           7.06
Portfolio turnover (%)                  16             21                47             52             54(b)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,424,065,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -              -              (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

(b) Reflects overall decrease in purchases and sales of securities.

(c) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED JULY 31,
                                -------------------------------------------------------------------------
                                      2015           2014              2013           2012           2011
                                -------------------------------------------------------------------------
Net asset value at beginning
 of period                      $     8.91     $     8.78        $     8.41     $     8.60     $     8.08
                                -------------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                 .48            .52               .54            .58            .62
 Net realized and unrealized
  gain (loss)                         (.69)           .29               .49           (.18)           .52
                                -------------------------------------------------------------------------
Total from investment
 operations                           (.21)           .81              1.03            .40           1.14
                                -------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.48)          (.52)             (.55)          (.59)          (.62)
 Realized capital gains               (.06)          (.16)             (.11)             -              -
                                -------------------------------------------------------------------------
Total distributions                   (.54)          (.68)             (.66)          (.59)          (.62)
                                -------------------------------------------------------------------------
Redemption fees added to
 beneficial interests                  .00(d)           -                 -              -              -
                                -------------------------------------------------------------------------
Net asset value at end
 of period                      $     8.16     $     8.91        $     8.78     $     8.41     $     8.60
                                =========================================================================
Total return (%)*                    (2.44)          9.61             12.63           5.09          14.57
Net assets at end of
 period (000)                   $  811,060     $  757,419        $  764,558     $  264,540     $  146,535
Ratios to average net assets:**
 Expenses (%)(b)                       .80            .76               .76            .76            .65(a)
 Net investment income (%)            5.55           5.87              6.22           7.09           7.30
Portfolio turnover (%)                  16             21                47             52             54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $785,239,000.
(a) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to .65% of the Institutional Shares' average net assets.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -              -              (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Reflects overall decrease in purchases and sales of securities.
(d) Represents less than $0.01 per share.

================================================================================

68  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                            PERIOD ENDED
                                         YEAR ENDED JULY 31,                                   JULY 31,
                                  --------------------------------------------------------------------------
                                      2015           2014              2013           2012       2011***
                                  --------------------------------------------------------------------------
Net asset value at beginning
 of period                        $   8.92        $  8.79            $ 8.42         $ 8.60         $ 8.09
                                  -----------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                 .45            .49               .52            .55            .55
 Net realized and unrealized
  gain (loss)                         (.69)           .27               .47           (.19)           .54
                                  -----------------------------------------------------------------------
Total from investment
 operations                           (.24)           .76               .99            .36           1.09
                                  -----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.45)          (.48)             (.51)          (.55)          (.58)
                                  -----------------------------------------------------------------------
 Realized capital gains               (.06)          (.16)             (.11)             -              -
                                  -----------------------------------------------------------------------
Total distributions                   (.51)          (.64)             (.62)          (.55)          (.58)
                                  -----------------------------------------------------------------------
Redemption fees added to
 beneficial interests                  .01            .01               .00(e)         .01              -
                                  -----------------------------------------------------------------------
Net asset value at end of
 period                           $   8.18        $  8.92            $ 8.79         $ 8.42         $ 8.60
                                  =======================================================================
Total return (%)*                    (2.67)          9.16             12.13           4.76          13.90
Net assets at end of
 period (000)                     $ 12,545        $ 9,218            $7,108         $5,711         $5,533
Ratios to average net assets:**
 Expenses (%)(b)                      1.16(d)        1.19              1.20           1.20           1.20(a)
 Expenses, excluding
  reimbursements (%)(b)               1.21           1.19              1.34           1.45           1.86(a)
 Net investment income (%)            5.19           5.41              5.85           6.71           6.77(a)
Portfolio turnover (%)                  16             21                47             52             54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $11,754,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -              -              (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Reflects overall decrease in purchases and sales of securities.
(d) Effective December 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 1.15% of their annual average net assets. Prior to December 1, 2014, the
    Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 1.20% of their annual average net assets.
(e) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

70  | USAA HIGH INCOME FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING              ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2015 -
                                       FEBRUARY 1, 2015       JULY 31, 2015           JULY 31, 2015
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $ 994.80                   $4.40

Hypothetical
 (5% return before expenses)                1,000.00             1,020.38                    4.46

INSTITUTIONAL SHARES
Actual                                      1,000.00               995.20                    3.96

Hypothetical
 (5% return before expenses)                1,000.00             1,020.83                    4.01

ADVISER SHARES
Actual                                      1,000.00               993.50                    6.07

Hypothetical
 (5% return before expenses)                1,000.00             1,018.84                    6.01

*Expenses are equal to the annualized expense ratio of 0.89% for Fund Shares, 0.80% for Institutional Shares, and 1.15% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (0.52)% for Fund Shares, (0.48)% for Institutional Shares, and (0.65)% for Adviser Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  71

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees

================================================================================

72  | USAA HIGH INCOME FUND

================================================================================

and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best

================================================================================

                                                     ADVISORY AGREEMENT(S) |  73

================================================================================

execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and

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74  | USAA HIGH INCOME FUND

================================================================================

method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-, three-, and five-year periods ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  75

================================================================================

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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76  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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78  | USAA HIGH INCOME FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  79

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

80  | USAA HIGH INCOME FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee.
    (3) Member of Audit and Compliance Committee.
    (4) Member of Product Management and Distribution Committee.
    (5) Member of Corporate Governance Committee.
    (6) Member of Investments Committee.
    (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
    (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
    (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  81

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

82  | USAA HIGH INCOME FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

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84  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   40052-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

 ==============================================================

       ANNUAL REPORT
       USAA INCOME STOCK FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JULY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Distributions to Shareholders                                           13

    Report of Independent Registered
      Public Accounting Firm                                                14

    Portfolio of Investments                                                15

    Notes to Portfolio of Investments                                       23

    Financial Statements                                                    24

    Notes to Financial Statements                                           27

EXPENSE EXAMPLE                                                             43

ADVISORY AGREEMENT(S)                                                       45

TRUSTEES' AND OFFICERS' INFORMATION                                         53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.
209373-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA INCOME STOCK FUND (THE FUND) SEEKS CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company                Epoch Investment Partners, Inc.

    STEPHAN KLAFFKE, CFA                         ERIC SAPPENFIELD
    JOHN P. TOOHEY, CFA                          MICHAEL A. WELHOELTER, CFA
                                                 JOHN TOBIN, Ph.D, CFA
                                                 KERA VAN VALEN, CFA
                                                 WILLIAM W. PRIEST, CFA

--------------------------------------------------------------------------------

o   PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

    Stocks finished higher for the reporting period, but with considerable volatility along the way. As the reporting period opened, geopolitical risks were at the forefront, with the ongoing Russia-Ukraine conflict, the Israeli military launching actions in Gaza, and a militant Islamic fundamentalist group controlling territory in Iraq and Syria. On the economic front, fears of outright deflation in major regions, most notably Europe and Japan, were added to concerns about the impact on global growth of China's efforts to reform and restructure its economy. The United States stood as the principal bright spot globally, as incoming data confirmed that the winter's lull in economic activity had been largely weather-driven. With U.S. inflation subdued and employment remaining below historical norms, the Federal Reserve (the Fed) indicated it was in no rush to raise short-term interest rates, further supporting the domestic growth outlook.

    Market jitters over increasing signs of possible global deflation and speculation about the impact of an improving U.S. employment rate on federal policy caused stock prices to decline in October 2014, before resuming their upward trend. The biggest story in late 2014 was a drop in oil prices, likely attributable to an outlook of weakened global demand and continued strong supply. Russia, highly dependent on oil revenues

================================================================================

2  | USAA INCOME STOCK FUND

================================================================================

    and already laboring under sanctions imposed in response to events in Ukraine, saw the value of the ruble decline relative to other key currencies, adding to geopolitical uncertainty. Against this backdrop, investors favored U.S. dollar-denominated assets, helping to keep U.S. interest rates low. Energy-related stocks suffered significant declines, while other areas of the market benefited from the anticipated positive impact of lower energy prices on U.S. consumers.

    Stocks increased in February 2015, as oil prices stabilized and the prospect of European Central Bank sovereign bond purchases to avert eurozone deflation bolstered investor sentiment. During the remainder of the reporting period, equity securities essentially traded within a band, as investors monitored U.S. growth for indications of the potential timing of an increase in the federal interest rate by the Fed, and supportive action by global central banks was countered by growing concerns over Greece's ability to stay in the euro.

o HOW DID THE USAA INCOME STOCK FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended July 31, 2015, the Fund Shares and Institutional Shares had a total return of 5.30% and 5.37%, respectively. This compares to returns of 6.40% for the Russell 1000(R) Value Index (the Index) and 6.16% for the Lipper Equity Income Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser. As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Epoch Investment Partners, Inc. (Epoch) is a subadviser to the Fund. The investment adviser and the subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o   HOW DID AMCO'S PORTION OF THE FUND PERFORM DURING THE  REPORTING PERIOD?

    For the reporting period, the portion of the Fund managed by AMCO underperformed the Index. Relative performance was constrained by stock selection, and overweight position in the financials sector, stock selection within the materials sector, and an overweight position in the technology sector. Performance was helped by stock selection in the consumer staples sector, an overweight position in the health care sector, and stock selection in the consumer discretionary sector.

    Within the AMCO portion of the Fund's portfolio, a leading positive contributor to relative performance included a holding in pharmaceutical company AbbVie, Inc., which saw its shares rebound after declining in the wake of a terminated merger agreement with Irish-headquartered Shire plc. Drug store retailer Walgreens Boots Alliance, Inc. also performed well, likely on optimism as Walgreens completed its acquisition of Switzerland-based drug manufacturer Alliance Boots GmbH. Within the consumer discretionary sector, cruise line operator Carnival Corp. has seen its performance continue to recover from the 2012 Concordia disaster.

    The leading detractors in performance for the year were primarily energy-related holdings. These holdings included offshore drilling services firm Transocean Ltd., whose stock suffered from investor concerns over the negative impact of the surplus of new offshore rigs, and falling energy prices. Energy conglomerates Royal Dutch Shell plc ADR "A" and Occidental Petroleum Corp. saw their profitability impacted by declining oil prices. AMCO has maintained positions in both companies on the view that oil prices should experience a meaningful recovery as global stimulus, in the form of lower interest rates, takes hold. The fall in oil prices caused the average energy stock to fall by 25%. USAA was positioned as slightly underweight to the Index and performed in line with the Index's energy sector. However, all of the Fund's bottom-performing stocks were energy stocks because they had either no weight or a modest weight to the Index.

================================================================================

4  | USAA INCOME STOCK FUND

================================================================================

    AMCO continues to closely monitor economic indicators and assess the likely pace of the Fed's inevitable tightening of its interest rate policy. While employment rates continue to improve, U.S. gross domestic product (GDP) growth has remained in the modest 2.0% to 2.5% range, leading to speculation as to whether the Fed will in fact increase interest rates in 2015, as it has signaled at various points, or decide to wait for stronger data. AMCO currently believes that the most value is in the industrials and financials sectors, where as a strong U.S. dollar and China's economic slowdown have led to weakness in the commodity-related areas of the market.

    AMCO's portion of the Fund continues to have significant exposure to international markets through investments in large multinational companies and American Depositary Receipts. AMCO believes international economies are several years behind the United States in the recovery process; and as those economies improve the Fund's performance should benefit from such improvement.

o   HOW DID EPOCH'S PORTION OF THE FUND PERFORM DURING THE  REPORTING PERIOD?

    The portion of the Fund managed by Epoch outperformed relative to the Index. The portfolio captured cash dividends, share buybacks, and debt reduction through diversified holdings of companies that continued to grow free cash flow. Epoch's risk management process limited the influence of any single stock on the overall yield. Returns benefited the most from the Fund's holdings in the consumer staples and utilities sectors. Relative returns also benefited from less exposure to the energy sector than the benchmark. An underweight position in the financials and health care sectors detracted from relative performance.

    In terms of individual stocks, positive contributors included Altria Group, Inc., a domestic tobacco producer. Altria has driven earnings growth with strong cigarette pricing which offset volume pressures. The company continues to benefit from the consolidation within the domestic tobacco sector, as well as consolidation rumors within the global beer

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    industry through their stake in SABMiller plc. Reynolds American, Inc., another U.S. tobacco company, also outperformed during the reporting period. The company announced its intention to acquire Lorillard, Inc. in July of 2014, and the stock benefited in 2015 from increased confidence that the deal would close. The acquisition makes Reynolds a stronger second player in the U.S. tobacco market. Pricing power, cost savings, and relatively low capital expenditures drive an attractive cash flow generation for the entire tobacco sector. Kraft Heinz Co., a North American packaged food and beverage company, saw its shares rise sharply following the announcement that Heinz would merge with Kraft Foods Group to create a leading global food and beverage company. The stock reaction reflects both the special dividend Heinz will pay upon closure of the transaction as well as the earnings power of the new combined entity.

    Leading detractors from the Fund's performance included ConocoPhillips, which is involved in the exploration, production, and marketing of crude oil, natural gas and liquid natural gas globally. The company's shares were negatively impacted by a significant decline in crude oil and natural gas prices during the reporting period. The company's management has reiterated its commitment to dividends as the top priority for capital allocation, and continues to expect production growth of 2% to 3% in 2015. Epoch views the company as well positioned to deliver attractive shareholder yield returns throughout the commodity price cycle. Mattel, Inc., the largest toy manufacturer in the world, posted disappointing holiday season results again in 2014. The company's stock has been under pressure as management continues to work through excess inventory. Given uncertainty surrounding management changes and a lack of clarity on the level of investment necessary to turn around the business, Mattel was sold to provide liquidity that could be used for other opportunities. CenturyLink, Inc. is a provider of fixed-line telephone, Internet, cable TV, and information technology services. After a strong 2014 performance, the company's shares pulled back as management tempered growth expectations for 2015 and had a poorly received investor relations event. Over the near term, traditional fixed-line business pressures are likely to continue to outpace growth in the company's strategic revenues. However,

================================================================================

6  | USAA INCOME STOCK FUND

================================================================================

    CenturyLink remains dedicated to maintaining its current dividend and cash flow, and Epoch has maintained a position in the stock.

    Overall, Epoch is attempting to position it's portion of the Fund's assets to benefit from economic recovery in the context of a high-risk, slow-growth world. In their view, higher levels of government debt since the financial crisis are acting as a drag on economies, meaning that growth in real GDP will depend on growth in the workforce and growth in productivity. Given this challenging backdrop, Epoch is seeking companies that have proven that they can grow free cash flow, even in a tepid economic environment, and that have a disciplined approach to allocating cash that will create value for shareholders.

    Thank you for your continued investment in the Fund.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Dividends are not guaranteed. In any year, dividends may be higher, lower, or not paid at all.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA INCOME STOCK FUND SHARES (FUND SHARES) (Ticker Symbol: USISX)


--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $1.7 Billion           $1.6 Billion
Net Asset Value Per Share                    $17.78                 $17.72


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                        5 YEARS                        10 YEARS

     5.30%                         14.19%                          5.22%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                       0.80%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

8  | USAA INCOME STOCK FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        RUSSELL 1000             LIPPER EQUITY INCOME        USAA INCOME STOCK
                        VALUE INDEX                  FUNDS INDEX                FUND SHARES
 7/31/2005               $10,000.00                  $10,000.00                    $10,000.00
 8/31/2005                 9,956.51                    9,942.32                      9,873.27
 9/30/2005                10,096.30                   10,020.55                      9,947.40
10/31/2005                 9,839.88                    9,823.79                      9,715.93
11/30/2005                10,163.34                   10,115.56                      9,993.69
12/31/2005                10,224.05                   10,163.46                     10,044.30
 1/31/2006                10,621.13                   10,481.52                     10,434.18
 2/28/2006                10,685.96                   10,528.86                     10,480.44
 3/31/2006                10,830.73                   10,659.26                     10,575.88
 4/30/2006                11,105.97                   10,894.79                     10,774.92
 5/31/2006                10,825.43                   10,615.41                     10,436.55
 6/30/2006                10,894.67                   10,652.89                     10,497.87
 7/31/2006                11,159.45                   10,791.36                     10,737.82
 8/31/2006                11,346.24                   10,998.72                     10,937.78
 9/30/2006                11,572.41                   11,231.69                     11,202.37
10/31/2006                11,951.21                   11,590.51                     11,523.58
11/30/2006                12,224.04                   11,816.03                     11,704.27
12/31/2006                12,498.44                   12,033.73                     11,953.56
 1/31/2007                12,658.28                   12,195.49                     12,116.43
 2/28/2007                12,460.94                   12,056.35                     11,847.33
 3/31/2007                12,653.59                   12,191.59                     11,976.40
 4/30/2007                13,121.17                   12,699.31                     12,424.45
 5/31/2007                13,594.45                   13,152.09                     12,858.27
 6/30/2007                13,276.80                   12,933.11                     12,546.71
 7/31/2007                12,662.83                   12,436.80                     11,889.74
 8/31/2007                12,804.72                   12,571.84                     12,025.42
 9/30/2007                13,244.54                   12,942.10                     12,360.40
10/31/2007                13,246.00                   13,082.13                     12,324.53
11/30/2007                12,598.61                   12,505.30                     11,664.54
12/31/2007                12,476.78                   12,391.97                     11,558.37
 1/31/2008                11,977.05                   11,828.01                     11,108.15
 2/29/2008                11,475.24                   11,443.63                     10,611.35
 3/31/2008                11,388.96                   11,329.19                     10,465.29
 4/30/2008                11,944.12                   11,843.25                     10,941.34
 5/31/2008                11,925.16                   11,949.14                     10,902.32
 6/30/2008                10,783.67                   10,876.41                      9,864.20
 7/31/2008                10,744.74                   10,793.88                      9,832.81
 8/31/2008                10,927.27                   10,910.78                     10,013.30
 9/30/2008                10,124.43                   10,048.81                      9,364.01
10/31/2008                 8,371.77                    8,408.47                      7,761.23
11/30/2008                 7,771.44                    7,844.25                      7,279.61
12/31/2008                 7,879.30                    8,004.80                      7,440.77
 1/31/2009                 6,973.27                    7,282.09                      6,700.68
 2/28/2009                 6,041.56                    6,480.54                      5,865.08
 3/31/2009                 6,558.14                    7,010.45                      6,289.34
 4/30/2009                 7,261.12                    7,674.51                      6,834.15
 5/31/2009                 7,710.11                    8,127.66                      7,178.67
 6/30/2009                 7,653.18                    8,111.44                      7,131.86
 7/31/2009                 8,279.60                    8,727.88                      7,663.13
 8/31/2009                 8,712.67                    9,117.09                      7,985.11
 9/30/2009                 9,049.29                    9,389.82                      8,234.02
10/31/2009                 8,772.34                    9,237.55                      8,080.49
11/30/2009                 9,266.77                    9,727.94                      8,508.76
12/31/2009                 9,430.76                    9,914.23                      8,672.67
 1/31/2010                 9,165.53                    9,597.17                      8,421.17
 2/28/2010                 9,454.85                    9,854.89                      8,648.34
 3/31/2010                10,070.36                   10,412.98                      9,153.46
 4/30/2010                10,330.93                   10,548.40                      9,267.37
 5/31/2010                 9,481.77                    9,755.35                      8,510.68
 6/30/2010                 8,948.00                    9,276.47                      8,026.47
 7/31/2010                 9,553.77                    9,934.21                      8,564.83
 8/31/2010                 9,144.96                    9,549.06                      8,246.70
 9/30/2010                 9,854.46                   10,313.25                      8,962.67
10/31/2010                10,150.15                   10,621.42                      9,330.66
11/30/2010                10,096.44                   10,572.36                      9,248.89
12/31/2010                10,893.09                   11,305.90                      9,802.69
 1/31/2011                11,139.51                   11,553.28                     10,098.01
 2/28/2011                11,550.38                   11,930.35                     10,516.36
 3/31/2011                11,596.26                   11,967.58                     10,516.62
 4/30/2011                11,905.05                   12,354.26                     10,919.53
 5/31/2011                11,779.27                   12,241.58                     10,796.19
 6/30/2011                11,537.75                   12,029.49                     10,633.61
 7/31/2011                11,155.05                   11,678.43                     10,328.61
 8/31/2011                10,458.91                   11,085.20                      9,735.11
 9/30/2011                 9,668.49                   10,340.99                      9,097.68
10/31/2011                10,775.46                   11,373.91                     10,040.53
11/30/2011                10,719.61                   11,396.55                     10,073.61
12/31/2011                10,935.63                   11,606.44                     10,172.90
 1/31/2012                11,349.32                   11,976.07                     10,538.29
 2/29/2012                11,801.74                   12,405.47                     10,970.12
 3/31/2012                12,151.60                   12,683.85                     11,281.66
 4/30/2012                12,027.69                   12,637.32                     11,181.67
 5/31/2012                11,322.37                   11,915.58                     10,548.43
 6/30/2012                11,884.52                   12,415.49                     10,986.80
 7/31/2012                12,007.52                   12,618.57                     11,087.13
 8/31/2012                12,268.22                   12,826.56                     11,304.53
 9/30/2012                12,657.64                   13,110.21                     11,511.90
10/31/2012                12,595.51                   13,026.42                     11,352.48
11/30/2012                12,590.28                   13,050.51                     11,377.65
12/31/2012                12,850.32                   13,196.29                     11,464.68
 1/31/2013                13,685.54                   13,904.89                     12,105.35
 2/28/2013                13,881.98                   14,061.60                     12,248.66
 3/31/2013                14,431.94                   14,593.30                     12,713.00
 4/30/2013                14,650.17                   14,929.90                     13,051.56
 5/31/2013                15,026.18                   15,124.37                     13,339.34
 6/30/2013                14,893.73                   14,962.99                     13,183.81
 7/31/2013                15,697.90                   15,651.75                     13,846.82
 8/31/2013                15,102.38                   15,164.53                     13,413.31
 9/30/2013                15,480.70                   15,585.43                     13,763.54
10/31/2013                16,158.65                   16,222.96                     14,394.97
11/30/2013                16,609.45                   16,596.42                     14,676.56
12/31/2013                17,030.11                   16,983.57                     15,019.82
 1/31/2014                16,425.29                   16,334.99                     14,520.32
 2/28/2014                17,135.57                   17,019.66                     15,019.82
 3/31/2014                17,544.66                   17,330.30                     15,383.35
 4/30/2014                17,711.38                   17,504.38                     15,569.44
 5/31/2014                17,970.77                   17,807.98                     15,799.83
 6/30/2014                18,440.18                   18,208.92                     16,177.16
 7/31/2014                18,125.93                   17,813.99                     15,793.90
 8/31/2014                18,792.15                   18,420.77                     16,373.25
 9/30/2014                18,404.51                   18,095.37                     16,079.67
10/31/2014                18,817.98                   18,440.22                     16,420.26
11/30/2014                19,203.28                   18,850.22                     16,832.56
12/31/2014                19,321.08                   18,799.61                     16,799.34
 1/31/2015                18,548.75                   18,199.71                     16,199.36
 2/28/2015                19,446.31                   19,082.47                     16,910.10
 3/31/2015                19,181.59                   18,797.15                     16,479.84
 4/30/2015                19,360.93                   19,018.67                     16,823.75
 5/31/2015                19,593.60                   19,146.37                     16,935.29
 6/30/2015                19,202.38                   18,683.21                     16,360.13
 7/31/2015                19,286.57                   18,911.92                     16,631.39

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INCOME STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIISX)


--------------------------------------------------------------------------------
                                                 7/31/15              7/31/14
--------------------------------------------------------------------------------

Net Assets                                    $1.1 Billion         $1.0 Billion
Net Asset Value Per Share                        $17.77               $17.71


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                 5 YEARS                SINCE INCEPTION 8/01/08

     5.37%                  14.35%                          8.00%


--------------------------------------------------------------------------------
                            EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      0.73%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA INCOME STOCK FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                           RUSSELL 1000              LIPPER EQUITY INCOME             USAA INCOME STOCK FUND
                           VALUE INDEX                   FUNDS INDEX                   INSTITUTIONAL SHARES
 7/31/2008                  $10,000.00                    $10,000.00                        $10,000.00
 8/31/2008                   10,169.88                     10,108.31                         10,208.00
 9/30/2008                    9,422.68                      9,309.73                          9,549.79
10/31/2008                    7,791.50                      7,790.03                          7,915.22
11/30/2008                    7,232.78                      7,267.31                          7,424.04
12/31/2008                    7,333.17                      7,416.05                          7,586.24
 1/31/2009                    6,489.93                      6,746.50                          6,838.98
 2/28/2009                    5,622.81                      6,003.90                          5,986.14
 3/31/2009                    6,103.58                      6,494.84                          6,424.15
 4/30/2009                    6,757.83                      7,110.06                          6,972.46
 5/31/2009                    7,175.71                      7,529.88                          7,332.54
 6/30/2009                    7,122.72                      7,514.85                          7,281.29
 7/31/2009                    7,705.72                      8,085.95                          7,832.53
 8/31/2009                    8,108.77                      8,446.54                          8,153.40
 9/30/2009                    8,422.06                      8,699.21                          8,412.89
10/31/2009                    8,164.31                      8,558.14                          8,264.14
11/30/2009                    8,624.47                      9,012.47                          8,702.14
12/31/2009                    8,777.09                      9,185.06                          8,872.16
 1/31/2010                    8,530.25                      8,891.31                          8,606.58
 2/28/2010                    8,799.51                      9,130.08                          8,847.27
 3/31/2010                    9,372.36                      9,647.12                          9,360.58
 4/30/2010                    9,614.87                      9,772.58                          9,477.17
 5/31/2010                    8,824.57                      9,037.86                          8,702.68
 6/30/2010                    8,327.80                      8,594.20                          8,211.94
 7/31/2010                    8,891.57                      9,203.56                          8,763.31
 8/31/2010                    8,511.11                      8,846.75                          8,437.50
 9/30/2010                    9,171.43                      9,554.73                          9,176.45
10/31/2010                    9,446.62                      9,840.24                          9,553.57
11/30/2010                    9,396.63                      9,794.78                          9,478.14
12/31/2010                   10,138.07                     10,474.37                         10,040.92
 1/31/2011                   10,367.40                     10,703.56                         10,343.66
 2/28/2011                   10,749.80                     11,052.90                         10,772.54
 3/31/2011                   10,792.50                     11,087.38                         10,778.44
 4/30/2011                   11,079.88                     11,445.63                         11,191.70
 5/31/2011                   10,962.82                     11,341.23                         11,065.19
 6/30/2011                   10,738.04                     11,144.74                         10,913.10
 7/31/2011                   10,381.87                     10,819.50                         10,591.63
 8/31/2011                    9,733.98                     10,269.90                          9,990.99
 9/30/2011                    8,998.35                      9,580.43                          9,341.93
10/31/2011                   10,028.59                     10,537.38                         10,301.60
11/30/2011                    9,976.61                     10,558.35                         10,335.57
12/31/2011                   10,177.66                     10,752.80                         10,441.32
 1/31/2012                   10,562.68                     11,095.25                         10,816.66
 2/29/2012                   10,983.74                     11,493.07                         11,268.78
 3/31/2012                   11,309.35                     11,750.97                         11,584.37
 4/30/2012                   11,194.02                     11,707.87                         11,481.63
 5/31/2012                   10,537.59                     11,039.21                         10,839.48
 6/30/2012                   11,060.78                     11,502.35                         11,293.95
 7/31/2012                   11,175.25                     11,690.49                         11,388.49
 8/31/2012                   11,417.89                     11,883.19                         11,611.96
 9/30/2012                   11,780.32                     12,145.97                         11,828.64
10/31/2012                   11,722.49                     12,068.35                         11,673.34
11/30/2012                   11,717.62                     12,090.67                         11,699.22
12/31/2012                   11,959.64                     12,225.73                         11,786.92
 1/31/2013                   12,736.97                     12,882.21                         12,446.09
 2/28/2013                   12,919.80                     13,027.39                         12,593.54
 3/31/2013                   13,431.63                     13,519.99                         13,074.51
 4/30/2013                   13,634.74                     13,831.83                         13,414.22
 5/31/2013                   13,984.68                     14,012.00                         13,719.09
 6/30/2013                   13,861.42                     13,862.49                         13,562.04
 7/31/2013                   14,609.85                     14,500.59                         14,244.52
 8/31/2013                   14,055.60                     14,049.20                         13,798.29
 9/30/2013                   14,407.70                     14,439.15                         14,153.78
10/31/2013                   15,038.66                     15,029.79                         14,812.71
11/30/2013                   15,458.21                     15,375.78                         15,102.64
12/31/2013                   15,849.72                     15,734.46                         15,450.25
 1/31/2014                   15,286.83                     15,133.58                         14,935.84
 2/28/2014                   15,947.87                     15,767.89                         15,450.25
 3/31/2014                   16,328.60                     16,055.68                         15,826.55
 4/30/2014                   16,483.77                     16,216.96                         16,018.22
 5/31/2014                   16,725.18                     16,498.23                         16,264.65
 6/30/2014                   17,162.05                     16,869.68                         16,655.87
 7/31/2014                   16,869.59                     16,503.80                         16,261.05
 8/31/2014                   17,489.63                     17,065.96                         16,857.87
 9/30/2014                   17,128.86                     16,764.48                         16,549.32
10/31/2014                   17,513.67                     17,083.97                         16,909.48
11/30/2014                   17,872.27                     17,463.82                         17,334.30
12/31/2014                   17,981.90                     17,416.93                         17,293.88
 1/31/2015                   17,263.10                     16,861.15                         16,685.08
 2/28/2015                   18,098.45                     17,678.98                         17,417.55
 3/31/2015                   17,852.08                     17,414.65                         16,966.59
 4/30/2015                   18,018.99                     17,619.88                         17,330.64
 5/31/2015                   18,235.53                     17,738.19                         17,445.60
 6/30/2015                   17,871.43                     17,309.09                         16,845.29
 7/31/2015                   17,949.78                     17,520.98                         17,134.57

                                 [END OF CHART]}

                         Data from 7/31/08 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Institutional Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Russell 1000 Value Index and the Lipper Equity Income Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                          o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

ABBVIE, INC. ............................................................ 3.3%
MICROSOFT CORP. ......................................................... 2.2%
JOHNSON & JOHNSON ....................................................... 2.1%
GENERAL ELECTRIC CO. .................................................... 2.1%
PFIZER, INC. ............................................................ 1.9%
JPMORGAN CHASE & CO. .................................................... 1.8%
MERCK & CO., INC. ....................................................... 1.8%
EATON CORP. PLC ......................................................... 1.8%
INTEL CORP. ............................................................. 1.6%
CISCO SYSTEMS, INC. ..................................................... 1.5%

                         o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

Industrials                                                              15.3%
Financials                                                               15.0%
Information Technology                                                   12.8%
Consumer Staples                                                         12.4%
Health Care                                                              12.2%
Utilities                                                                 8.0%
Energy                                                                    8.0%
Telecommunication Services                                                5.0%
Consumer Discretionary                                                    5.0%
Materials                                                                 3.3%
Money Market Instruments                                                  3.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 15-22.

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

           DIVIDEND RECEIVED              LONG-TERM
          DEDUCTION (CORPORATE           CAPITAL GAIN          QUALIFIED INTEREST
            SHAREHOLDERS)(1)            DISTRIBUTIONS(2)           INCOME
          -----------------------------------------------------------------------
                 92.05%                   $63,527,000               $37,000
          -----------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Stock Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Stock Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            COMMON STOCKS (97.0%)

            CONSUMER DISCRETIONARY (5.0%)
            -----------------------------
            ADVERTISING (0.4%)
   150,200  Omnicom Group, Inc.                                                     $   10,977
                                                                                    ----------
            AUTO PARTS & EQUIPMENT (0.6%)
   351,300  Johnson Controls, Inc.                                                      16,005
                                                                                    ----------
            AUTOMOBILE MANUFACTURERS (0.4%)
   804,000  Ford Motor Co.                                                              11,923
                                                                                    ----------
            DISTRIBUTORS (0.5%)
   148,600  Genuine Parts Co.                                                           13,218
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (0.7%)
   155,850  Home Depot, Inc.                                                            18,239
                                                                                    ----------
            HOTELS, RESORTS & CRUISE LINES (0.8%)
   392,889  Carnival Corp.                                                              20,937
                                                                                    ----------
            MOVIES & ENTERTAINMENT (0.7%)
   482,100  Regal Entertainment Group "A"                                                9,931
   115,065  Time Warner, Inc.                                                           10,131
                                                                                    ----------
                                                                                        20,062
                                                                                    ----------
            RESTAURANTS (0.3%)
    88,790  McDonald's Corp.                                                             8,866
                                                                                    ----------
            SPECIALIZED CONSUMER SERVICES (0.6%)
   468,900  H&R Block, Inc.                                                             15,610
                                                                                    ----------
            Total Consumer Discretionary                                               135,837
                                                                                    ----------
            CONSUMER STAPLES (12.4%)
            ------------------------
            BREWERS (0.6%)
   214,750  Molson Coors Brewing Co. "B"                                                15,277
                                                                                    ----------
            DRUG RETAIL (1.7%)
   179,425  CVS Health Corp.                                                            20,180
   262,300  Walgreens Boots Alliance, Inc.                                              25,346
                                                                                    ----------
                                                                                        45,526
                                                                                    ----------
            FOOD DISTRIBUTORS (0.4%)
   319,900  Sysco Corp.                                                                 11,616
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (2.0%)
   116,875  Colgate-Palmolive Co.                                                  $     7,950
   199,349  Kimberly-Clark Corp.                                                        22,919
   304,400  Procter & Gamble Co.                                                        23,347
                                                                                   -----------
                                                                                        54,216
                                                                                   -----------
            HYPERMARKETS & SUPER CENTERS (0.7%)
   267,350  Wal-Mart Stores, Inc.                                                       19,244
                                                                                   -----------
            PACKAGED FOODS & MEAT (1.7%)
   298,150  Campbell Soup Co.                                                           14,702
    96,050  Hershey Co.                                                                  8,922
   278,200  Kraft Heinz Co.                                                             22,108
                                                                                   -----------
                                                                                        45,732
                                                                                   -----------
            PERSONAL PRODUCTS (0.6%)
   374,200  Unilever N.V.                                                               16,775
                                                                                   -----------
            SOFT DRINKS (1.2%)
   275,500  Coca-Cola Co.                                                               11,318
   267,300  Coca-Cola Enterprises, Inc.                                                 13,654
    86,969  PepsiCo, Inc.                                                                8,379
                                                                                   -----------
                                                                                        33,351
                                                                                   -----------
            TOBACCO (3.5%)
   566,350  Altria Group, Inc.                                                          30,798
   375,570  Philip Morris International, Inc.                                           32,123
   387,504  Reynolds American, Inc.                                                     33,244
                                                                                   -----------
                                                                                        96,165
                                                                                   -----------
            Total Consumer Staples                                                     337,902
                                                                                   -----------
            ENERGY (8.0%)
            -------------
            INTEGRATED OIL & GAS (4.5%)
   342,100  Chevron Corp.                                                               30,269
    90,627  Exxon Mobil Corp.                                                            7,178
   597,650  Occidental Petroleum Corp.                                                  41,955
   729,969  Royal Dutch Shell plc ADR "A"                                               41,959
                                                                                   -----------
                                                                                       121,361
                                                                                   -----------
            OIL & GAS DRILLING (0.3%)
   585,100  Transocean Ltd.                                                              7,758
                                                                                   -----------
            OIL & GAS EXPLORATION & PRODUCTION (1.2%)
   492,502  ConocoPhillips                                                              24,793
   408,800  Marathon Oil Corp.                                                           8,589
                                                                                   -----------
                                                                                        33,382
                                                                                   -----------

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (2.0%)
   599,870  Enterprise Products Partners, LP                                       $    16,994
   583,567  Kinder Morgan, Inc.                                                         20,215
   308,100  Spectra Energy Corp.                                                         9,323
   231,960  Targa Resources Partners, LP                                                 8,685
                                                                                   -----------
                                                                                        55,217
                                                                                   -----------
            Total Energy                                                               217,718
                                                                                   -----------
            FINANCIALS (15.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    38,070  BlackRock, Inc.                                                             12,804
    83,000  State Street Corp.                                                           6,354
                                                                                   -----------
                                                                                        19,158
                                                                                   -----------
            CONSUMER FINANCE (0.6%)
   194,600  Capital One Financial Corp.                                                 15,821
                                                                                   -----------
            DIVERSIFIED BANKS (4.5%)
   118,690  Commonwealth Bank of Australia ADR                                           7,607
   676,200  HSBC Holdings plc ADR                                                       30,476
   720,200  JPMorgan Chase & Co.                                                        49,355
   610,600  Wells Fargo & Co.                                                           35,336
                                                                                   -----------
                                                                                       122,774
                                                                                   -----------
            INSURANCE BROKERS (1.2%)
   408,700  Arthur J. Gallagher & Co.                                                   19,385
   227,470  Marsh & McLennan Companies, Inc.                                            13,179
                                                                                   -----------
                                                                                        32,564
                                                                                   -----------
            LIFE & HEALTH INSURANCE (1.3%)
   633,400  MetLife, Inc.                                                               35,306
                                                                                   -----------
            MULTI-LINE INSURANCE (0.4%)
   676,900  Allianz SEADR                                                               11,101
                                                                                   -----------
            REGIONAL BANKS (3.9%)
   686,500  BB&T Corp.                                                                  27,645
   389,800  Fifth Third Bancorp                                                          8,213
   509,000  KeyCorp                                                                      7,554
    87,900  M&T Bank Corp.                                                              11,528
 1,198,610  People's United Financial, Inc.                                             19,501
   336,500  PNC Financial Services Group, Inc.                                          33,038
                                                                                   -----------
                                                                                       107,479
                                                                                   -----------
            REITs - HEALTH CARE (0.8%)
   328,945  Health Care REIT, Inc.                                                      22,819
                                                                                   -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.8%)
   281,845  Corrections Corp. of America                                            $    9,912
   398,720  Iron Mountain, Inc.                                                         11,982
                                                                                    ----------
                                                                                        21,894
                                                                                    ----------
            SPECIALIZED FINANCE (0.8%)
   232,880  CME Group, Inc.                                                             22,366
                                                                                    ----------
            Total Financials                                                           411,282
                                                                                    ----------
            HEALTH CARE (12.2%)
            -------------------
            HEALTH CARE EQUIPMENT (1.0%)
   351,330  Medtronic plc                                                               27,541
                                                                                    ----------
            MANAGED HEALTH CARE (0.6%)
   131,386  UnitedHealth Group, Inc.                                                    15,950
                                                                                    ----------
            PHARMACEUTICALS (10.6%)
 1,303,600  AbbVie, Inc.                                                                91,265
   581,000  Johnson & Johnson                                                           58,222
   828,900  Merck & Co., Inc.                                                           48,872
   316,100  Novartis AG ADR                                                             32,795
 1,474,570  Pfizer, Inc.                                                                53,173
   133,300  Sanofi ADR                                                                   7,197
                                                                                    ----------
                                                                                       291,524
                                                                                    ----------
            Total Health Care                                                          335,015
                                                                                    ----------
            INDUSTRIALS (15.3%)
            -------------------
            AEROSPACE & DEFENSE (5.3%)
    69,790  Boeing Co.                                                                  10,062
   135,000  General Dynamics Corp.                                                      20,130
   135,000  Honeywell International, Inc.                                               14,182
   132,290  Lockheed Martin Corp.                                                       27,397
   373,150  Raytheon Co.                                                                40,707
   316,000  United Technologies Corp.                                                   31,698
                                                                                    ----------
                                                                                       144,176
                                                                                    ----------
            AIR FREIGHT & LOGISTICS (1.0%)
   264,120  United Parcel Service, Inc. "B"                                             27,035
                                                                                    ----------
            COMMERCIAL PRINTING (1.1%)
   288,150  Deluxe Corp.                                                                18,566
   635,804  R.R. Donnelley & Sons Co.                                                   11,158
                                                                                    ----------
                                                                                        29,724
                                                                                    ----------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
    76,000  Caterpillar, Inc.                                                            5,976
                                                                                    ----------

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
   792,200  Eaton Corp. plc                                                         $   47,991
   278,200  Emerson Electric Co.                                                        14,397
                                                                                    ----------
                                                                                        62,388
                                                                                    ----------
            ENVIRONMENTAL & FACILITIES SERVICES (2.1%)
   866,550  Republic Services, Inc.                                                     36,855
   411,390  Waste Management, Inc.                                                      21,034
                                                                                    ----------
                                                                                        57,889
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (2.8%)
   136,850  3M Co.                                                                      20,711
 2,176,800  General Electric Co.                                                        56,814
                                                                                    ----------
                                                                                        77,525
                                                                                    ----------
            INDUSTRIAL MACHINERY (0.5%)
    56,200  Parker-Hannifin Corp.                                                        6,337
    77,500  Stanley Black & Decker, Inc.                                                 8,175
                                                                                    ----------
                                                                                        14,512
                                                                                    ----------
            Total Industrials                                                          419,225
                                                                                    ----------
            INFORMATION TECHNOLOGY (12.8%)
            ------------------------------
            COMMUNICATIONS EQUIPMENT (2.0%)
 1,492,400  Cisco Systems, Inc.                                                         42,414
   200,000  QUALCOMM, Inc.                                                              12,878
                                                                                    ----------
                                                                                        55,292
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   211,150  Automatic Data Processing, Inc.                                             16,843
   366,100  Paychex, Inc.                                                               16,987
                                                                                    ----------
                                                                                        33,830
                                                                                    ----------
            SEMICONDUCTOR EQUIPMENT (0.4%)
   205,700  KLA-Tencor Corp.                                                            10,912
                                                                                    ----------
            SEMICONDUCTORS (3.3%)
 1,553,450  Intel Corp.                                                                 44,972
   194,830  Linear Technology Corp.                                                      7,988
   370,650  Microchip Technology, Inc.                                                  15,879
   456,300  Texas Instruments, Inc.                                                     22,806
                                                                                    ----------
                                                                                        91,645
                                                                                    ----------
            SYSTEMS SOFTWARE (2.7%)
 1,267,150  Microsoft Corp.                                                             59,176
   338,000  Oracle Corp.                                                                13,500
                                                                                    ----------
                                                                                        72,676
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.2%)
   139,559  Apple, Inc.                                                             $   16,929
 1,004,700  Hewlett-Packard Co.                                                         30,663
   777,530  Seagate Technology plc                                                      39,343
                                                                                    ----------
                                                                                        86,935
                                                                                    ----------
            Total Information Technology                                               351,290
                                                                                    ----------
            MATERIALS (3.3%)
            ----------------
            DIVERSIFIED CHEMICALS (0.5%)
   320,770  Dow Chemical Co.                                                            15,096
                                                                                    ----------
            DIVERSIFIED METALS & MINING (1.3%)
   206,630  BHP Billiton Ltd. ADR                                                        7,928
   378,000  Freeport-McMoRan, Inc.                                                       4,442
   597,945  Rio Tinto plc ADR                                                           23,093
                                                                                    ----------
                                                                                        35,463
                                                                                    ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   458,550  Potash Corp. of Saskatchewan, Inc.                                          12,463
                                                                                    ----------
            PAPER PACKAGING (0.7%)
   423,160  Bemis Co., Inc.                                                             18,860
                                                                                    ----------
            SPECIALTY CHEMICALS (0.3%)
   185,750  RPM International, Inc.                                                      8,706
                                                                                    ----------
            Total Materials                                                             90,588
                                                                                    ----------
            TELECOMMUNICATION SERVICES (5.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
   781,147  AT&T, Inc.                                                                  27,137
   572,704  CenturyLink, Inc.                                                           16,380
   828,446  Verizon Communications, Inc.                                                38,763
                                                                                    ----------
                                                                                        82,280
                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   427,600  Rogers Communications, Inc. "B"                                             15,000
 1,039,150  Vodafone Group plc ADR                                                      39,259
                                                                                    ----------
                                                                                        54,259
                                                                                    ----------
            Total Telecommunication Services                                           136,539
                                                                                    ----------
            UTILITIES (8.0%)
            ----------------
            ELECTRIC UTILITIES (3.2%)
   280,940  Duke Energy Corp.                                                           20,851
   146,800  Entergy Corp.                                                               10,426
   350,710  Eversource Energy                                                           17,437

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
   659,680  PPL Corp.                                                               $   20,984
   213,850  Southern Co.                                                                 9,566
   254,650  Weststar Energy, Inc.                                                        9,588
                                                                                    ----------
                                                                                        88,852
                                                                                    ----------
            GAS UTILITIES (0.4%)
   172,150  WGL Holdings, Inc.                                                           9,623
                                                                                    ----------
            MULTI-UTILITIES (4.4%)
   479,350  Ameren Corp.                                                                19,692
   332,900  CenterPoint Energy, Inc.                                                     6,438
   438,600  CMS Energy Corp.                                                            15,026
   188,500  Dominion Resources, Inc.                                                    13,515
    94,800  National Grid plc ADR                                                        6,316
   495,665  NiSource, Inc.                                                               8,654
   159,500  SCANA Corp.                                                                  8,741
   544,460  TECO Energy, Inc.                                                           12,044
   247,400  Vectren Corp.                                                               10,416
   413,210  WEC Energy Group, Inc.                                                      20,247
                                                                                    ----------
                                                                                       121,089
                                                                                    ----------
            Total Utilities                                                            219,564
                                                                                    ----------
            Total Common Stocks (cost: $2,255,882)                                   2,654,960
                                                                                    ----------
            MONEY MARKET INSTRUMENTS (3.1%)

            MONEY MARKET FUNDS (3.1%)
85,007,774  State Street Institutional Liquid Reserves Fund Premier Class,
            0.11%(a) (cost: $85,008)                                                    85,008
                                                                                    ----------

            TOTAL INVESTMENTS (COST: $2,340,890)                                    $2,739,968
                                                                                    ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS            INPUTS        TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $2,654,960                   $-                $-   $2,654,960
Money Market Instruments:
  Money Market Funds                        85,008                    -                 -       85,008
------------------------------------------------------------------------------------------------------
Total                                   $2,739,968                   $-                $-   $2,739,968
------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.2% of net assets at July 31, 2015.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT  Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,340,890)                  $2,739,968
   Cash                                                                                    151
   Receivables:
       Capital shares sold                                                                 996
       USAA Transfer Agency Company (Note 6D)                                                3
       Dividends and interest                                                            6,733
       Securities sold                                                                  11,837
                                                                                    ----------
           Total assets                                                              2,759,688
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              17,145
      Capital shares redeemed                                                            3,335
   Accrued management fees                                                               1,172
   Accrued transfer agent's fees                                                            70
   Other accrued expenses and payables                                                     170
                                                                                    ----------
          Total liabilities                                                             21,892
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $2,737,796
                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $2,273,018
  Accumulated undistributed net investment income                                        1,993
  Accumulated net realized gain on investments                                          63,707
  Net unrealized appreciation of investments                                           399,078
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $2,737,796
                                                                                    ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,657,268/93,182
          shares outstanding)                                                       $    17.79
                                                                                    ==========
        Institutional Shares (net assets of $1,080,528/60,806
            shares outstanding)                                                     $    17.77
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $986)                         $ 89,307
   Interest                                                                        49
                                                                             --------
        Total income                                                           89,356
                                                                             --------
EXPENSES
   Management fees                                                             14,086
   Administration and servicing fees:
        Fund Shares                                                             2,521
        Institutional Shares                                                    1,136
   Transfer agent's fees:
        Fund Shares                                                             1,805
        Institutional Shares                                                    1,136
   Custody and accounting fees:
        Fund Shares                                                               177
        Institutional Shares                                                      116
   Postage:
        Fund Shares                                                                93
        Institutional Shares                                                       70
   Shareholder reporting fees:
        Fund Shares                                                                36
        Institutional Shares                                                       13
   Trustees' fees                                                                  26
   Registration fees:
        Fund Shares                                                                27
        Institutional Shares                                                       33
   Professional fees                                                              163
   Other                                                                           39
                                                                             --------
             Total expenses                                                    21,477
   Expenses paid indirectly:
        Fund Shares                                                               (13)
        Institutional Shares                                                       (9)
                                                                             --------
             Net expenses                                                      21,455
                                                                             --------
NET INVESTMENT INCOME                                                          67,901
                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
        Investments                                                            78,531
        Foreign currency transactions                                             (10)
   Change in net unrealized appreciation/(depreciation)                        (1,404)
                                                                             --------
             Net realized and unrealized gain                                  77,117
                                                                             --------
   Increase in net assets resulting from operations                          $145,018
                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-------------------------------------------------------------------------------------------
                                                                       2015            2014
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   67,901        $ 71,623
   Net realized gain on investments                                  78,531         325,184
   Net realized gain (loss) on foreign currency transactions            (10)              3
   Change in net unrealized appreciation/(depreciation)
      of investments                                                 (1,404)        (60,076)
                                                                 --------------------------
      Increase in net assets resulting from operations              145,018         336,734
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (42,344)        (40,859)
      Institutional Shares                                          (29,505)        (26,933)
                                                                 --------------------------
           Total distributions of net investment income             (71,849)        (67,792)
                                                                 --------------------------
   Net realized gains:
      Fund Shares                                                   (38,415)        (32,267)
      Institutional Shares                                          (26,651)        (21,393)
                                                                 --------------------------
           Total distributions of net realized gains                (65,066)        (53,660)
                                                                 --------------------------
      Distributions to shareholders                                (136,915)       (121,452)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                       11,581          56,224
   Institutional Shares                                              40,961          71,803
                                                                 --------------------------
       Total net increase in net assets
            from capital share transactions                          52,542         128,027
                                                                 --------------------------
   Capital contribution from USAA Transfer Agency
       Company (Note 6D)                                                  3               -
                                                                 --------------------------
   Net increase in net assets                                        60,648         343,309
NET ASSETS
   Beginning of year                                              2,677,148       2,333,839
                                                                 --------------------------
   End of year                                                   $2,737,796      $2,677,148
                                                                 ==========================
Accumulated undistributed net investment income:
   End of year                                                   $    1,993      $    4,690
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

        most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

    the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $13,000 and $9,000, respectively. For the year ended July 31, 2015 there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $14,000, which represents 4.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, partnership basis, non-REIT return of capital dividend, and distributions adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase accumulated undistributed net investment income by $1,251,000, decrease accumulated net realized gain on investments by $1,248,000, and decrease in paid in capital by $3,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                               2015                      2014
                                                          ---------------------------------------
Ordinary income*                                          $ 73,388,000               $ 67,792,000
Long-term realized capital gain                             63,527,000                 53,660,000
                                                          ------------               ------------
     Total distributions paid                             $136,915,000               $121,452,000
                                                          ============               ============

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                $  5,617,000
Undistributed long-term capital gains                           64,037,000
Unrealized appreciation of investments                         395,126,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend, and partnership basis adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $339,795,000 and $448,607,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $2,344,842,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $518,435,000 and $123,309,000, respectively, resulting in net unrealized appreciation of $395,126,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                           YEAR ENDED                 YEAR ENDED
                                         JULY 31, 2015              JULY 31, 2014
    --------------------------------------------------------------------------------
                                      SHARES       AMOUNT        SHARES       AMOUNT
                                     -----------------------------------------------
    FUND SHARES:
    Shares sold                        7,646      $ 137,783      10,627    $ 180,975
    Shares issued from
     reinvested dividends              4,303         77,509       4,115       69,923
    Shares redeemed                  (11,300)      (203,711)    (11,418)    (194,674)
                                     -----------------------------------------------
    Net increase from capital
     share transactions                  649      $  11,581       3,324    $  56,224
                                     ===============================================
    INSTITUTIONAL SHARES:
    Shares sold                       12,512      $ 225,584      11,382    $ 190,800
    Shares issued from
     reinvested dividends              3,120         56,149       2,847       48,323
    Shares redeemed                  (13,377)      (240,772)     (9,754)    (167,320)
                                     -----------------------------------------------
    Net increase from capital
     share transactions                2,255      $  40,961       4,475    $  71,803
                                     ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

    assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Equity Income Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 100 to 400                               +/- 4
    +/- 401 to 700                               +/- 5
    +/- 701 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $14,086,000. For the year ended
    July 31, 2015, the Fund did not incur any performance adjustments.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with Epoch Investment Partners, Inc. (Epoch), under which Epoch directs the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Epoch a subadvisory fee in the annual amount of 0.30% of the Fund's average net assets for the first $600 million of assets that Epoch manages, plus 0.20% on the next $900 million of assets, and 0.18% on assets over $1.5 billion that Epoch manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Epoch of 3,408,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,521,000 and $1,136,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $79,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,805,000 and $1,136,000, respectively. Additionally, the Fund Shares recorded a capital contribution and receivable from SAS of $3,000, at July 31, 2015, for adjustments related to corrections to certain shareholder transactions.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2015,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative                                          0.1
USAA Cornerstone Equity                                                0.3
USAA Target Retirement Income                                          0.5
USAA Target Retirement 2020                                            1.6
USAA Target Retirement 2030                                            3.6
USAA Target Retirement 2040                                            4.2
USAA Target Retirement 2050                                            2.6
USAA Target Retirement 2060                                            0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

40  | USAA INCOME STOCK FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED JULY 31,
                                -----------------------------------------------------------------------
                                      2015            2014           2013           2012           2011
                                -----------------------------------------------------------------------
Net asset value at
 beginning of period            $    17.72      $    16.29     $    13.26     $    12.53     $    10.50
                                -----------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 .44             .47            .24            .18            .13
 Net realized and
  unrealized gain                      .51            1.77           3.03            .73           2.03
                                -----------------------------------------------------------------------
Total from investment
 operations                            .95            2.24           3.27            .91           2.16
                                -----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.46)           (.45)          (.24)          (.18)          (.13)
 Realized capital gains               (.42)           (.36)             -              -              -
                                -----------------------------------------------------------------------
Total distributions                   (.88)           (.81)          (.24)          (.18)          (.13)
                                -----------------------------------------------------------------------
Net asset value at
 end of period                  $    17.79      $    17.72     $    16.29     $    13.26     $    12.53
                                =======================================================================
Total return (%)*                     5.36           14.06          24.89           7.34          20.59
Net assets at
 end of period (000)            $1,657,268      $1,640,134     $1,453,425     $1,680,648     $1,440,420
Ratios to average
 net assets:**
 Expenses (%)(a)                       .79             .80            .85            .85            .84
 Net investment
  income (%)                          2.38            2.77           1.67           1.43           1.08
Portfolio turnover (%)                  12              57             64             42             38(b)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,680,865,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Overall decrease in purchases and sales of securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------
                                      2015            2014         2013           2012            2011
                                ----------------------------------------------------------------------
Net asset value at
 beginning of period            $    17.71      $    16.28     $  13.25       $  12.52        $  10.49
                                ----------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 .45             .49          .26            .20             .16
 Net realized and
  unrealized gain                      .50            1.76         3.03            .73            2.02
                                ----------------------------------------------------------------------
Total from investment
 operations                            .95            2.25         3.29            .93            2.18
                                ----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.47)           (.46)        (.26)          (.20)           (.15)
 Realized capital gains               (.42)           (.36)           -              -               -
                                ----------------------------------------------------------------------
Total distributions                   (.89)           (.82)        (.26)          (.20)           (.15)
                                ----------------------------------------------------------------------
Net asset value at
 end of period                  $    17.77      $    17.71     $  16.28       $  13.25        $  12.52
                                ======================================================================
Total return (%)*                     5.37           14.16        25.08           7.52           20.86
Net assets at
 end of period (000)            $1,080,528      $1,037,014     $880,414       $249,551        $144,236
Ratios to average
 net assets:**
 Expenses (%)(a)                       .73             .73          .73            .71             .61
 Expenses, excluding
  reimbursements (%)(a)                .73             .73          .73            .71             .61(b)
 Net investment income (%)            2.45            2.85         1.83           1.56            1.29
Portfolio turnover (%)                  12              57           64             42              38(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,135,974,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to .62% of the Institutional Shares' average net assets.
(c) Overall decrease in purchases and sales of securities.

================================================================================

42  | USAA INCOME STOCK FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING              ENDING              DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2015 -
                                        FEBRUARY 1, 2015       JULY 31, 2015           JULY 31, 2015
                                        ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00            $1,027.20                   $3.92

Hypothetical
 (5% return before expenses)                1,000.00             1,020.93                    3.91

INSTITUTIONAL SHARES
Actual                                      1,000.00             1,026.90                    3.67

Hypothetical
 (5% return before expenses)                1,000.00             1,021.17                    3.66

*Expenses are equal to the annualized expense ratio of 0.78% for Fund Shares and 0.73% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.72% for Fund Shares and 2.69% for Institutional Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

44  | USAA INCOME STOCK FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

46  | USAA INCOME STOCK FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also took into account that the subadvisory fee under the Subadvisory Agreement is paid by the Manager. The Board also considered and discussed information about the Subadviser's fee, including the amount of management fees retained by the Manager after payment of the subadvisory fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-and five-year periods ended December 31, 2014 and was in the top 20% of its performance universe for the three-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to

================================================================================

48  | USAA INCOME STOCK FUND

================================================================================

the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered that the Manager pays the Fund's subadvisory fees. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters,

================================================================================

50  | USAA INCOME STOCK FUND

================================================================================

investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays subadvisory fees to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

52  | USAA INCOME STOCK FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2,4,6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2,3,4,5,6,7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA INCOME STOCK FUND

================================================================================

JEFFERSON C. BOYCE(3,4,5,6,7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3,4,5,6,7,9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

PAUL L. MCNAMARA(3,4,5,6,7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3,4,5,6,7,8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA INCOME STOCK FUND

================================================================================

MICHAEL F. REIMHERR(3,4,5,6,7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
 (2)  Member of Executive Committee.
 (3)  Member of Audit and Compliance Committee.
 (4)  Member of Product Management and Distribution Committee.
 (5)  Member of Corporate Governance Committee.
 (6)  Member of Investments Committee.
 (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
 (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
 (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
 (+)  Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

58  | USAA INCOME STOCK FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney,
FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General
Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

 1 Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

60  | USAA INCOME STOCK FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
        USAA        We know what it means to serve.(R)             10%

   =============================================================================
   23421-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

 ========================================================

     ANNUAL REPORT
     USAA INTERMEDIATE-TERM BOND FUND
     FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
     JULY 31, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            18

    Report of Independent Registered
      Public Accounting Firm                                                 19

    Portfolio of Investments                                                 20

    Notes to Portfolio of Investments                                        46

    Financial Statements                                                     52

    Notes to Financial Statements                                            56

EXPENSE EXAMPLE                                                              76

ADVISORY AGREEMENT(S)                                                        78

TRUSTEES' AND OFFICERS' INFORMATION                                          83

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209375-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH, CFA, CPA

--------------------------------------------------------------------------------

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the first half of the reporting period ended July 31, 2015, longer-term interest rates trended down. The yield on a 10-year U.S. Treasury security fell from 2.56% on July 31, 2014 to a low for the reporting period overall of 1.64% on January 30, 2015. In February 2015, longer-term interest rates moved upwards, reaching 2.24% on March 6, 2015 in response to a strong U.S. jobs report. Although longer-term interest rates fell again later in the month when the Federal Reserve (the Fed) indicated that it may increase the federal interest rate in the relatively near future, interest rates began to rise again during the second calendar quarter, driven higher by global events and shifting expectations about potential federal monetary action. Despite continued signs of improvement, weak first-quarter U.S. gross domestic product confirmed the fears of some market participants that the U.S. economy had yet to achieve a sustainable growth path. The Fed stated that any interest rate hike will be data dependent. In July 2015, interest rates declined amid a broad flight to safety, as China's economy continued to slow, investors grew concerned about a possible Greek exit from the European Union, and Puerto Rico seemed likely to default on its municipal debt obligations. Longer-term interest rates ended the reporting period somewhat lower than they began. On July 31, 2015, the 10-year U.S. Treasury yield was 2.18%.

    Spreads widened across the credit spectrum, with single A, Baa, and high-yield spreads widening 40 basis points, 71 basis points, and 125 basis points, respectively. Spreads (yield differentials versus U.S. Treasury

================================================================================

2  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o 10-YEAR TREASURY YIELDS o

                [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                                                        YIELD IN PERCENT
 7/31/2014                                                    2.559
  8/1/2014                                                    2.493
  8/4/2014                                                    2.483
  8/5/2014                                                    2.485
  8/6/2014                                                    2.472
  8/7/2014                                                    2.412
  8/8/2014                                                    2.421
 8/11/2014                                                    2.428
 8/12/2014                                                     2.45
 8/13/2014                                                    2.418
 8/14/2014                                                    2.402
 8/15/2014                                                    2.341
 8/18/2014                                                    2.394
 8/19/2014                                                    2.401
 8/20/2014                                                    2.427
 8/21/2014                                                    2.408
 8/22/2014                                                    2.403
 8/25/2014                                                    2.383
 8/26/2014                                                    2.397
 8/27/2014                                                    2.358
 8/28/2014                                                    2.337
 8/29/2014                                                    2.344
  9/1/2014                                                    2.344
  9/2/2014                                                    2.422
  9/3/2014                                                    2.397
  9/4/2014                                                    2.451
  9/5/2014                                                     2.46
  9/8/2014                                                    2.472
  9/9/2014                                                    2.504
 9/10/2014                                                    2.542
 9/11/2014                                                    2.551
 9/12/2014                                                    2.611
 9/15/2014                                                     2.59
 9/16/2014                                                    2.593
 9/17/2014                                                    2.621
 9/18/2014                                                    2.615
 9/19/2014                                                    2.575
 9/22/2014                                                    2.565
 9/23/2014                                                    2.528
 9/24/2014                                                    2.565
 9/25/2014                                                    2.503
 9/26/2014                                                    2.529
 9/29/2014                                                    2.478
 9/30/2014                                                     2.49
 10/1/2014                                                    2.386
 10/2/2014                                                    2.426
 10/3/2014                                                    2.435
 10/6/2014                                                    2.421
 10/7/2014                                                     2.34
 10/8/2014                                                    2.322
 10/9/2014                                                    2.314
10/10/2014                                                    2.281
10/13/2014                                                    2.281
10/14/2014                                                    2.198
10/15/2014                                                    2.137
10/16/2014                                                    2.157
10/17/2014                                                    2.194
10/20/2014                                                    2.192
10/21/2014                                                    2.223
10/22/2014                                                    2.217
10/23/2014                                                    2.272
10/24/2014                                                    2.269
10/27/2014                                                    2.261
10/28/2014                                                    2.297
10/29/2014                                                    2.318
10/30/2014                                                    2.306
10/31/2014                                                    2.336
 11/3/2014                                                    2.343
 11/4/2014                                                    2.334
 11/5/2014                                                    2.343
 11/6/2014                                                    2.387
 11/7/2014                                                    2.298
11/10/2014                                                    2.361
11/11/2014                                                    2.361
11/12/2014                                                    2.372
11/13/2014                                                    2.341
11/14/2014                                                    2.321
11/17/2014                                                    2.341
11/18/2014                                                    2.316
11/19/2014                                                     2.36
11/20/2014                                                    2.338
11/21/2014                                                    2.311
11/24/2014                                                    2.307
11/25/2014                                                    2.258
11/26/2014                                                    2.246
11/27/2014                                                    2.246
11/28/2014                                                    2.165
 12/1/2014                                                    2.236
 12/2/2014                                                    2.293
 12/3/2014                                                    2.281
 12/4/2014                                                    2.235
 12/5/2014                                                    2.307
 12/8/2014                                                    2.258
 12/9/2014                                                    2.214
12/10/2014                                                    2.165
12/11/2014                                                    2.163
12/12/2014                                                    2.083
12/15/2014                                                    2.119
12/16/2014                                                     2.06
12/17/2014                                                    2.137
12/18/2014                                                    2.208
12/19/2014                                                    2.163
12/22/2014                                                    2.159
12/23/2014                                                    2.262
12/24/2014                                                    2.264
12/25/2014                                                    2.264
12/26/2014                                                    2.251
12/29/2014                                                    2.203
12/30/2014                                                    2.188
12/31/2014                                                    2.172
  1/1/2015                                                    2.172
  1/2/2015                                                    2.111
  1/5/2015                                                    2.033
  1/6/2015                                                    1.941
  1/7/2015                                                    1.969
  1/8/2015                                                    2.019
  1/9/2015                                                    1.946
 1/12/2015                                                    1.908
 1/13/2015                                                    1.901
 1/14/2015                                                    1.856
 1/15/2015                                                    1.716
 1/16/2015                                                    1.838
 1/19/2015                                                    1.838
 1/20/2015                                                    1.789
 1/21/2015                                                    1.873
 1/22/2015                                                    1.864
 1/23/2015                                                    1.798
 1/26/2015                                                    1.825
 1/27/2015                                                    1.824
 1/28/2015                                                    1.722
 1/29/2015                                                    1.752
 1/30/2015                                                    1.642
  2/2/2015                                                    1.665
  2/3/2015                                                    1.792
  2/4/2015                                                    1.752
  2/5/2015                                                    1.821
  2/6/2015                                                    1.958
  2/9/2015                                                    1.978
 2/10/2015                                                    1.998
 2/11/2015                                                    2.018
 2/12/2015                                                    1.985
 2/13/2015                                                    2.051
 2/16/2015                                                    2.051
 2/17/2015                                                    2.139
 2/18/2015                                                    2.081
 2/19/2015                                                    2.115
 2/20/2015                                                    2.113
 2/23/2015                                                    2.058
 2/24/2015                                                    1.981
 2/25/2015                                                     1.97
 2/26/2015                                                     2.03
 2/27/2015                                                    1.994
  3/2/2015                                                    2.083
  3/3/2015                                                     2.12
  3/4/2015                                                    2.118
  3/5/2015                                                    2.116
  3/6/2015                                                    2.242
  3/9/2015                                                    2.192
 3/10/2015                                                    2.131
 3/11/2015                                                    2.109
 3/12/2015                                                    2.117
 3/13/2015                                                    2.115
 3/16/2015                                                    2.073
 3/17/2015                                                    2.051
 3/18/2015                                                    1.921
 3/19/2015                                                    1.969
 3/20/2015                                                    1.931
 3/23/2015                                                    1.912
 3/24/2015                                                    1.874
 3/25/2015                                                    1.926
 3/26/2015                                                     1.99
 3/27/2015                                                    1.962
 3/30/2015                                                    1.948
 3/31/2015                                                    1.924
  4/1/2015                                                    1.858
  4/2/2015                                                    1.912
  4/3/2015                                                     1.84
  4/6/2015                                                    1.896
  4/7/2015                                                    1.886
  4/8/2015                                                    1.906
  4/9/2015                                                     1.96
 4/10/2015                                                    1.948
 4/13/2015                                                    1.928
 4/14/2015                                                    1.899
 4/15/2015                                                    1.889
 4/16/2015                                                    1.891
 4/17/2015                                                    1.866
 4/20/2015                                                     1.89
 4/21/2015                                                     1.91
 4/22/2015                                                     1.98
 4/23/2015                                                    1.959
 4/24/2015                                                    1.909
 4/27/2015                                                    1.922
 4/28/2015                                                    2.004
 4/29/2015                                                     2.04
 4/30/2015                                                    2.033
  5/1/2015                                                    2.114
  5/4/2015                                                    2.145
  5/5/2015                                                    2.186
  5/6/2015                                                    2.244
  5/7/2015                                                    2.181
  5/8/2015                                                    2.149
 5/11/2015                                                    2.281
 5/12/2015                                                     2.25
 5/13/2015                                                    2.294
 5/14/2015                                                    2.231
 5/15/2015                                                    2.143
 5/18/2015                                                    2.235
 5/19/2015                                                    2.289
 5/20/2015                                                    2.249
 5/21/2015                                                    2.191
 5/22/2015                                                     2.21
 5/25/2015                                                     2.21
 5/26/2015                                                     2.14
 5/27/2015                                                    2.129
 5/28/2015                                                    2.136
 5/29/2015                                                    2.122
  6/1/2015                                                     2.18
  6/2/2015                                                    2.263
  6/3/2015                                                    2.365
  6/4/2015                                                    2.308
  6/5/2015                                                    2.408
  6/8/2015                                                    2.383
  6/9/2015                                                    2.439
 6/10/2015                                                    2.485
 6/11/2015                                                    2.378
 6/12/2015                                                    2.393
 6/15/2015                                                    2.357
 6/16/2015                                                     2.31
 6/17/2015                                                    2.317
 6/18/2015                                                    2.335
 6/19/2015                                                    2.259
 6/22/2015                                                    2.373
 6/23/2015                                                     2.41
 6/24/2015                                                    2.368
 6/25/2015                                                     2.41
 6/26/2015                                                    2.474
 6/29/2015                                                    2.325
 6/30/2015                                                    2.354
  7/1/2015                                                    2.423
  7/2/2015                                                    2.383
  7/3/2015                                                    2.383
  7/6/2015                                                    2.286
  7/7/2015                                                    2.259
  7/8/2015                                                    2.193
  7/9/2015                                                    2.322
 7/10/2015                                                    2.398
 7/13/2015                                                    2.455
 7/14/2015                                                    2.402
 7/15/2015                                                    2.353
 7/16/2015                                                    2.351
 7/17/2015                                                    2.348
 7/20/2015                                                    2.373
 7/21/2015                                                    2.326
 7/22/2015                                                    2.324
 7/23/2015                                                    2.269
 7/24/2015                                                    2.263
 7/27/2015                                                    2.218
 7/28/2015                                                    2.251
 7/29/2015                                                    2.287
 7/30/2015                                                     2.26
 7/31/2015                                                    2.181

                                   [END CHART]

Source: Bloomberg Finance L.P.

securities of comparable maturity) generally are considered an indication of risk; the wider the spread, the greater the credit risk.

Commodities prices fell dramatically during the reporting period, with steep declines across the board, including oil and natural gas, agricultural commodities, and base and precious metals. The drop in prices hurt commodities producers, such as energy companies and metals and mining firms, as well as related industries, such as equipment suppliers.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

                     o CRUDE OIL - WEST TEXAS INTERMEDIATE o

                  [CHART OF CRUDE OIL - WEST TEXAS INTERMEDIATE]

   DATE                                                           PRICE
 7/31/2014                                                        $98.17
  8/1/2014                                                         97.88
  8/4/2014                                                         98.29
  8/5/2014                                                         97.38
  8/6/2014                                                         96.92
  8/7/2014                                                         97.34
  8/8/2014                                                         97.65
 8/11/2014                                                         98.08
 8/12/2014                                                         97.37
 8/13/2014                                                         97.59
 8/14/2014                                                         95.58
 8/15/2014                                                         97.35
 8/18/2014                                                         96.41
 8/19/2014                                                         94.48
 8/20/2014                                                         96.07
 8/21/2014                                                         93.96
 8/22/2014                                                         93.65
 8/25/2014                                                         93.35
 8/26/2014                                                         93.86
 8/27/2014                                                         93.88
 8/28/2014                                                         94.55
 8/29/2014                                                         95.96
  9/2/2014                                                         92.88
  9/3/2014                                                         95.54
  9/4/2014                                                         94.45
  9/5/2014                                                         93.29
  9/8/2014                                                         92.66
  9/9/2014                                                         92.75
 9/10/2014                                                         91.67
 9/11/2014                                                         92.83
 9/12/2014                                                         92.27
 9/15/2014                                                         92.92
 9/16/2014                                                         94.88
 9/17/2014                                                         94.42
 9/18/2014                                                         93.07
 9/19/2014                                                         92.41
 9/22/2014                                                         91.52
 9/23/2014                                                         91.56
 9/24/2014                                                          92.8
 9/25/2014                                                         92.53
 9/26/2014                                                         93.54
 9/29/2014                                                         94.57
 9/30/2014                                                         91.16
 10/1/2014                                                         90.73
 10/2/2014                                                         91.01
 10/3/2014                                                         89.74
 10/6/2014                                                         90.34
 10/7/2014                                                         88.85
 10/8/2014                                                         87.31
 10/9/2014                                                         85.77
10/10/2014                                                         85.82
10/13/2014                                                         85.74
10/14/2014                                                         81.84
10/15/2014                                                         81.78
10/16/2014                                                          82.7
10/17/2014                                                         82.75
10/20/2014                                                         82.71
10/21/2014                                                         82.81
10/22/2014                                                         80.52
10/23/2014                                                         82.09
10/24/2014                                                         81.01
10/27/2014                                                            81
10/28/2014                                                         81.42
10/29/2014                                                          82.2
10/30/2014                                                         81.12
10/31/2014                                                         80.54
 11/3/2014                                                         78.78
 11/4/2014                                                         77.19
 11/5/2014                                                         78.68
 11/6/2014                                                         77.91
 11/7/2014                                                         78.65
11/10/2014                                                          77.4
11/11/2014                                                         77.94
11/12/2014                                                         77.18
11/13/2014                                                         74.21
11/14/2014                                                         75.82
11/17/2014                                                         75.64
11/18/2014                                                         74.61
11/19/2014                                                         74.58
11/20/2014                                                         75.58
11/21/2014                                                         76.51
11/24/2014                                                         75.78
11/25/2014                                                         74.09
11/26/2014                                                         73.69
11/28/2014                                                         66.15
 12/1/2014                                                            69
 12/2/2014                                                         66.88
 12/3/2014                                                         67.38
 12/4/2014                                                         66.81
 12/5/2014                                                         65.84
 12/8/2014                                                         63.05
 12/9/2014                                                         63.82
12/10/2014                                                         60.94
12/11/2014                                                         59.95
12/12/2014                                                         57.81
12/15/2014                                                         55.91
12/16/2014                                                         55.93
12/17/2014                                                         56.47
12/18/2014                                                         54.11
12/19/2014                                                         56.52
12/22/2014                                                         55.26
12/23/2014                                                         57.12
12/24/2014                                                         55.84
12/26/2014                                                         54.73
12/29/2014                                                         53.61
12/30/2014                                                         54.12
12/31/2014                                                         53.27
  1/2/2015                                                         52.69
  1/5/2015                                                         50.04
  1/6/2015                                                         47.93
  1/7/2015                                                         48.65
  1/8/2015                                                         48.79
  1/9/2015                                                         48.36
 1/12/2015                                                         46.07
 1/13/2015                                                         45.89
 1/14/2015                                                         48.48
 1/15/2015                                                         46.25
 1/16/2015                                                         48.69
 1/20/2015                                                         46.39
 1/21/2015                                                         47.78
 1/22/2015                                                         46.31
 1/23/2015                                                         45.59
 1/26/2015                                                         45.15
 1/27/2015                                                         46.23
 1/28/2015                                                         44.45
 1/29/2015                                                         44.53
 1/30/2015                                                         48.24
  2/2/2015                                                         49.57
  2/3/2015                                                         53.05
  2/4/2015                                                         48.45
  2/5/2015                                                         50.48
  2/6/2015                                                         51.69
  2/9/2015                                                         52.86
 2/10/2015                                                         50.02
 2/11/2015                                                         48.84
 2/12/2015                                                         51.21
 2/13/2015                                                         52.78
 2/17/2015                                                         53.53
 2/18/2015                                                         52.14
 2/19/2015                                                         51.16
 2/20/2015                                                         50.34
 2/23/2015                                                         49.45
 2/24/2015                                                         49.28
 2/25/2015                                                         50.99
 2/26/2015                                                         48.17
 2/27/2015                                                         49.76
  3/2/2015                                                         49.59
  3/3/2015                                                         50.52
  3/4/2015                                                         51.53
  3/5/2015                                                         50.76
  3/6/2015                                                         49.61
  3/9/2015                                                            50
 3/10/2015                                                         48.29
 3/11/2015                                                         48.17
 3/12/2015                                                         47.05
 3/13/2015                                                         44.84
 3/16/2015                                                         43.88
 3/17/2015                                                         43.46
 3/18/2015                                                         44.66
 3/19/2015                                                         43.96
 3/20/2015                                                         45.72
 3/23/2015                                                         47.45
 3/24/2015                                                         47.51
 3/25/2015                                                         49.21
 3/26/2015                                                         51.43
 3/27/2015                                                         48.87
 3/30/2015                                                         48.68
 3/31/2015                                                          47.6
  4/1/2015                                                         50.09
  4/2/2015                                                         49.14
  4/6/2015                                                         52.14
  4/7/2015                                                         53.98
  4/8/2015                                                         50.42
  4/9/2015                                                         50.79
 4/10/2015                                                         51.64
 4/13/2015                                                         51.91
 4/14/2015                                                         53.29
 4/15/2015                                                         56.39
 4/16/2015                                                         56.71
 4/17/2015                                                         55.74
 4/20/2015                                                         56.38
 4/21/2015                                                         55.26
 4/22/2015                                                         56.16
 4/23/2015                                                         57.74
 4/24/2015                                                         57.15
 4/27/2015                                                         56.99
 4/28/2015                                                         57.06
 4/29/2015                                                         58.58
 4/30/2015                                                         59.63
  5/1/2015                                                         59.15
  5/4/2015                                                         58.93
  5/5/2015                                                          60.4
  5/6/2015                                                         60.93
  5/7/2015                                                         58.94
  5/8/2015                                                         59.39
 5/11/2015                                                         59.25
 5/12/2015                                                         60.75
 5/13/2015                                                          60.5
 5/14/2015                                                         59.88
 5/15/2015                                                         59.69
 5/18/2015                                                         59.43
 5/19/2015                                                         57.26
 5/20/2015                                                         58.98
 5/21/2015                                                         60.72
 5/22/2015                                                         59.72
 5/26/2015                                                         58.03
 5/27/2015                                                         57.51
 5/28/2015                                                         57.68
 5/29/2015                                                          60.3
  6/1/2015                                                          60.2
  6/2/2015                                                         61.26
  6/3/2015                                                         59.64
  6/4/2015                                                            58
  6/5/2015                                                         59.13
  6/8/2015                                                         58.14
  6/9/2015                                                         60.14
 6/10/2015                                                         61.43
 6/11/2015                                                         60.77
 6/12/2015                                                         59.96
 6/15/2015                                                         59.52
 6/16/2015                                                         59.97
 6/17/2015                                                         59.92
 6/18/2015                                                         60.45
 6/19/2015                                                         59.61
 6/22/2015                                                         59.68
 6/23/2015                                                         61.01
 6/24/2015                                                         60.27
 6/25/2015                                                          59.7
 6/26/2015                                                         59.63
 6/29/2015                                                         58.33
 6/30/2015                                                         59.47
  7/1/2015                                                         56.96
  7/2/2015                                                         56.93
  7/6/2015                                                         52.53
  7/7/2015                                                         52.33
  7/8/2015                                                         51.65
  7/9/2015                                                         52.78
 7/10/2015                                                         52.74
 7/13/2015                                                          52.2
 7/14/2015                                                         53.04
 7/15/2015                                                         51.41
 7/16/2015                                                         50.91
 7/17/2015                                                         50.89
 7/20/2015                                                         50.15
 7/21/2015                                                         50.36
 7/22/2015                                                         49.19
 7/23/2015                                                         48.45
 7/24/2015                                                         48.14
 7/27/2015                                                         47.39
 7/28/2015                                                         47.98
 7/29/2015                                                         48.79
 7/30/2015                                                         48.52
 7/31/2015                                                         47.12

                                   [END CHART]

Source: Bloomberg Finance L.P.

o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the reporting period ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 0.58%, 0.68%, and 0.46%, respectively. For the same period, the Barclays U.S. Aggregate Bond Index returned 2.82% and the Lipper Index* returned 2.58%. For the same period, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 4.06%, 4.17%, and 3.85%, respectively, compared to 2.85% for the Lipper Core Plus Bond Funds Average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

    *The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.
    SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We maintained our disciplined investment approach for the Fund, through which we seek to generate an attractive yield with an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we sought relative values across the fixed-income market, building the portfolio bond-by-bond through fundamental bottom-up analysis. In our opinion, this approach has the potential to generate attractive total returns with less volatility.

    The Fund benefited during the reporting period from our income-oriented approach. The decrease in U.S. Treasury yields also helped performance, but this was offset by the widening of credit spreads. (Bond prices and yields tend to move in opposite directions.) In addition, the Fund's holdings of energy-related corporate bonds weighed on performance, as the drop in oil and natural gas prices hurt many of these companies. Hybrid securities and floating rate bond prices also dampened results. The Fund's investments in longer-term bonds, as well as its municipal holdings, contributed positively.

    Working with our team of credit analysts we looked to uncover investment ideas where our fundamental understanding of the investment's credit risk is different than that of the market. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. During the reporting period, we found value primarily in investment-grade corporate bonds. We also took advantage of attractive opportunities to lengthen the Fund's duration through the purchase of longer-term U.S. Treasuries. (Duration is a measure of a portfolio's sensitivity to interest rates.)

    As always, our credit analysts regularly monitor every holding in the portfolio. We remain committed to building a portfolio that is diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the relative size of positions we take in any one issuer.

    Thank you for your continued investment in the Fund.

    Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USIBX)

--------------------------------------------------------------------------------
                                        7/31/15                    7/31/14
--------------------------------------------------------------------------------
Net Assets                           $2.1 Billion                $1.9 Billion
Net Asset Value Per Share              $10.58                       $10.96

Dollar-Weighted Average
 Portfolio Maturity(+)                7.3 Years                    5.6 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                          5 YEARS                             10 YEARS
  0.58%                            5.70%                               5.74%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/15                 EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                3.53%                                          0.70%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JULY 31, 2015

------------------------------------------------------------------------------------------------
                        TOTAL RETURN       =     DIVIDEND RETURN          +      PRICE CHANGE
------------------------------------------------------------------------------------------------
10 YEARS                    5.74%          =           5.24%              +         0.50%
5 YEARS                     5.70%          =           4.73%              +         0.97%
1 YEAR                      0.58%          =           3.91%              +        -3.33%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2006 - JULY 31, 2015

   [CHART OF ANNUAL TOTAL RETURNS, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                    TOTAL RETURN           DIVIDEND RETURN            CHANGE IN SHARE PRICE
7/31/06                1.62%                     4.78%                     -3.16%
7/31/07                5.46%                     5.05%                      0.41%
7/31/08               -0.08%                     5.30%                     -5.38%
7/31/09                2.71%                     6.89%                     -4.18%
7/31/10               20.30%                     6.97%                     13.33%
7/31/11               10.44%                     5.70%                      4.74%
7/31/12                7.27%                     5.29%                      1.98%
7/31/13                4.08%                     4.43%                     -0.35%
7/31/14                6.37%                     4.38%                      1.99%
7/31/15                0.58%                     3.91%                     -3.33%

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                          BARCLAYS U.S.
                  USAA INTERMEDIATE-TERM                                 AGGREGATE BOND
                    BOND FUND SHARES          LIPPER INDEX                    INDEX
 7/31/2005            $10,000.00               $10,000.00                  $10,000.00
 8/31/2005             10,127.40                10,125.14                   10,128.20
 9/30/2005             10,039.58                10,022.45                   10,023.86
10/31/2005              9,976.05                 9,939.91                    9,944.54
11/30/2005             10,025.48                 9,976.30                    9,988.52
12/31/2005             10,117.31                10,067.12                   10,083.48
 1/31/2006             10,103.82                10,079.93                   10,084.05
 2/28/2006             10,134.34                10,109.67                   10,117.53
 3/31/2006             10,066.93                10,011.96                   10,018.24
 4/30/2006             10,035.65                 9,998.06                   10,000.08
 5/31/2006             10,037.06                 9,987.18                    9,989.41
 6/30/2006             10,050.61                 9,997.87                   10,010.59
 7/31/2006             10,172.19                10,136.58                   10,145.95
 8/31/2006             10,328.15                10,288.96                   10,301.27
 9/30/2006             10,444.93                10,375.06                   10,391.76
10/31/2006             10,517.10                10,445.14                   10,460.50
11/30/2006             10,645.05                10,566.12                   10,581.85
12/31/2006             10,592.33                10,516.63                   10,520.44
 1/31/2007             10,601.33                10,505.95                   10,516.12
 2/28/2007             10,773.70                10,676.06                   10,678.28
 3/31/2007             10,766.37                10,672.38                   10,678.61
 4/30/2007             10,831.81                10,726.09                   10,736.19
 5/31/2007             10,737.29                10,635.12                   10,654.83
 6/30/2007             10,712.49                10,591.77                   10,623.31
 7/31/2007             10,727.18                10,650.18                   10,711.92
 8/31/2007             10,810.51                10,746.27                   10,843.21
 9/30/2007             10,886.49                10,861.32                   10,925.47
10/31/2007             10,954.50                10,932.58                   11,023.61
11/30/2007             11,016.98                11,073.98                   11,221.85
12/31/2007             10,998.79                11,087.41                   11,253.37
 1/31/2008             11,047.05                11,272.38                   11,442.41
 2/29/2008             10,964.63                11,216.00                   11,458.29
 3/31/2008             10,899.16                11,099.89                   11,497.38
 4/30/2008             10,880.70                11,157.79                   11,473.36
 5/31/2008             10,911.35                11,070.34                   11,389.22
 6/30/2008             10,826.07                10,978.35                   11,380.02
 7/31/2008             10,718.46                10,873.00                   11,370.74
 8/31/2008             10,716.94                10,938.09                   11,478.65
 9/30/2008             10,294.99                10,597.60                   11,324.48
10/31/2008              9,583.39                10,203.20                   11,057.17
11/30/2008              9,399.87                10,186.41                   11,417.08
12/31/2008              9,293.87                10,565.35                   11,843.04
 1/31/2009              9,327.60                10,549.34                   11,738.55
 2/28/2009              9,265.64                10,431.23                   11,694.24
 3/31/2009              9,454.48                10,628.44                   11,856.80
 4/30/2009              9,681.00                10,811.91                   11,913.49
 5/31/2009             10,334.64                11,071.00                   11,999.91
 6/30/2009             10,629.10                11,204.12                   12,068.16
 7/31/2009             11,013.05                11,528.96                   12,262.81
 8/31/2009             11,364.61                11,693.61                   12,389.79
 9/30/2009             11,736.73                11,907.69                   12,519.94
10/31/2009             11,949.49                12,016.09                   12,581.75
11/30/2009             12,118.99                12,164.68                   12,744.65
12/31/2009             12,161.75                12,076.31                   12,545.43
 1/31/2010             12,507.81                12,294.47                   12,737.07
 2/28/2010             12,593.94                12,356.43                   12,784.63
 3/31/2010             12,786.10                12,425.37                   12,768.92
 4/30/2010             13,031.51                12,597.79                   12,901.84
 5/31/2010             12,883.42                12,603.17                   13,010.40
 6/30/2010             13,000.17                12,806.50                   13,214.42
 7/31/2010             13,245.49                12,983.55                   13,355.41
 8/31/2010             13,472.61                13,179.00                   13,527.26
 9/30/2010             13,666.63                13,257.00                   13,541.67
10/31/2010             13,871.23                13,337.06                   13,589.89
11/30/2010             13,836.56                13,232.20                   13,511.78
12/31/2010             13,797.76                13,116.95                   13,366.08
 1/31/2011             13,975.21                13,186.22                   13,381.63
 2/28/2011             14,091.22                13,240.11                   13,415.11
 3/31/2011             14,157.16                13,255.79                   13,422.52
 4/30/2011             14,386.46                13,451.97                   13,592.90
 5/31/2011             14,556.46                13,594.16                   13,770.29
 6/30/2011             14,441.50                13,528.03                   13,729.98
 7/31/2011             14,626.69                13,717.47                   13,947.84
 8/31/2011             14,483.57                13,774.44                   14,151.62
 9/30/2011             14,357.91                13,742.45                   14,254.57
10/31/2011             14,558.41                13,856.72                   14,269.88
11/30/2011             14,495.10                13,767.73                   14,257.50
12/31/2011             14,673.10                13,940.90                   14,414.20
 1/31/2012             14,942.10                14,179.03                   14,540.77
 2/29/2012             15,075.89                14,232.66                   14,537.43
 3/31/2012             15,111.10                14,198.41                   14,457.78
 4/30/2012             15,256.52                14,366.13                   14,618.06
 5/31/2012             15,292.10                14,463.60                   14,750.33
 6/30/2012             15,371.20                14,517.30                   14,756.11
 7/31/2012             15,690.69                14,769.37                   14,959.64
 8/31/2012             15,818.07                14,821.07                   14,969.42
 9/30/2012             15,973.77                14,913.37                   14,990.02
10/31/2012             16,191.57                14,977.98                   15,019.51
11/30/2012             16,273.62                15,025.87                   15,043.21
12/31/2012             16,316.15                15,030.94                   15,021.79
 1/31/2013             16,374.70                14,974.46                   14,916.72
 2/28/2013             16,509.63                15,055.69                   14,991.49
 3/31/2013             16,599.80                15,083.09                   15,003.46
 4/30/2013             16,821.97                15,247.36                   15,155.28
 5/31/2013             16,638.53                14,979.66                   14,884.88
 6/30/2013             16,228.31                14,655.76                   14,654.63
 7/31/2013             16,331.54                14,709.14                   14,674.67
 8/31/2013             16,239.65                14,602.34                   14,599.65
 9/30/2013             16,328.45                14,781.03                   14,737.87
10/31/2013             16,540.33                14,920.40                   14,857.02
11/30/2013             16,555.83                14,892.93                   14,801.40
12/31/2013             16,530.31                14,805.91                   14,717.75
 1/31/2014             16,772.30                15,018.45                   14,935.21
 2/28/2014             16,909.73                15,115.94                   15,014.62
 3/31/2014             16,968.73                15,089.53                   14,989.05
 4/30/2014             17,136.23                15,210.90                   15,115.53
 5/31/2014             17,303.68                15,387.93                   15,287.63
 6/30/2014             17,362.00                15,411.82                   15,295.53
 7/31/2014             17,371.46                15,367.49                   15,257.17
 8/31/2014             17,509.76                15,528.80                   15,425.60
 9/30/2014             17,409.42                15,412.45                   15,320.86
10/31/2014             17,482.90                15,550.81                   15,471.45
11/30/2014             17,557.85                15,656.14                   15,581.21
12/31/2014             17,479.03                15,630.36                   15,595.82
 1/31/2015             17,728.56                15,967.12                   15,922.82
 2/28/2015             17,672.75                15,854.55                   15,773.13
 3/31/2015             17,714.27                15,914.61                   15,846.34
 4/30/2015             17,706.54                15,873.73                   15,789.50
 5/31/2015             17,666.26                15,832.54                   15,751.46
 6/30/2015             17,463.22                15,654.57                   15,579.69
 7/31/2015             17,471.44                15,763.37                   15,688.01

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The Lipper Index tracks the performance of funds that invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                        LIPPER CORE
              USAA INTERMEDIATE-TERM                     PLUS BOND
                  BOND FUND SHARES                     FUNDS AVERAGE
7/31/2006               4.89                                4.22
7/31/2007               5.09                                4.57
7/31/2008               5.70                                5.03
7/31/2009               6.47                                4.66
7/31/2010               5.77                                3.86
7/31/2011               5.23                                3.24
7/31/2012               4.93                                2.85
7/31/2013               4.46                                2.57
7/31/2014               4.15                                2.74
7/31/2015               4.06                                2.85

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/06 to 7/31/15.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIITX)

--------------------------------------------------------------------------------
                                       7/31/15                       7/31/14
--------------------------------------------------------------------------------
Net Assets                           $1.3 Billion                 $1.3 Billion
Net Asset Value Per Share               $10.58                       $10.96

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                           5 YEARS              SINCE INCEPTION 8/01/08
  0.68%                            5.82%                       7.38%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD* AS OF 7/31/15           EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
              3.61%                                      0.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA INTERMEDIATE-TERM
                          BOND FUND                                   BARCLAYS U.S. AGGREGATE
                    INSTITUTIONAL SHARES        LIPPER INDEX                 BOND INDEX
 7/31/2008             $ 10,000.00              $ 10,000.00               $ 10,000.00
 8/31/2008                9,995.51                10,059.87                 10,094.91
 9/30/2008                9,603.48                 9,746.71                  9,959.32
10/31/2008                8,941.32                 9,383.98                  9,724.23
11/30/2008                8,771.29                 9,368.53                 10,040.76
12/31/2008                8,673.92                 9,717.05                 10,415.37
 1/31/2009                8,706.83                 9,702.33                 10,323.47
 2/28/2009                8,650.28                 9,593.70                 10,284.50
 3/31/2009                8,827.96                 9,775.08                 10,427.47
 4/30/2009                9,040.93                 9,943.81                 10,477.33
 5/31/2009                9,652.88                10,182.10                 10,553.32
 6/30/2009                9,929.45                10,304.54                 10,613.35
 7/31/2009               10,289.85                10,603.29                 10,784.54
 8/31/2009               10,619.91                10,754.73                 10,896.20
 9/30/2009               10,969.35                10,951.61                 11,010.66
10/31/2009               11,170.03                11,051.31                 11,065.03
11/30/2009               11,330.16                11,187.97                 11,208.28
12/31/2009               11,372.15                11,106.69                 11,033.08
 1/31/2010               11,697.42                11,307.34                 11,201.62
 2/28/2010               11,779.67                11,364.32                 11,243.45
 3/31/2010               11,949.41                11,427.73                 11,229.63
 4/30/2010               12,193.02                11,586.31                 11,346.52
 5/31/2010               12,056.28                11,591.25                 11,442.00
 6/30/2010               12,167.42                11,778.25                 11,621.43
 7/31/2010               12,399.30                11,941.09                 11,745.42
 8/31/2010               12,613.97                12,120.85                 11,896.55
 9/30/2010               12,797.72                12,192.59                 11,909.23
10/31/2010               12,991.55                12,266.22                 11,951.63
11/30/2010               12,961.29                12,169.77                 11,882.94
12/31/2010               12,927.36                12,063.78                 11,754.80
 1/31/2011               13,095.79                12,127.49                 11,768.48
 2/28/2011               13,206.51                12,177.05                 11,797.92
 3/31/2011               13,270.59                12,191.48                 11,804.44
 4/30/2011               13,474.88                12,371.90                 11,954.28
 5/31/2011               13,649.10                12,502.68                 12,110.29
 6/30/2011               13,543.39                12,441.86                 12,074.83
 7/31/2011               13,719.21                12,616.09                 12,266.44
 8/31/2011               13,587.04                12,668.48                 12,445.65
 9/30/2011               13,470.13                12,639.06                 12,536.18
10/31/2011               13,659.13                12,744.16                 12,549.65
11/30/2011               13,600.79                12,662.31                 12,538.76
12/31/2011               13,768.99                12,821.58                 12,676.57
 1/31/2012               14,022.38                13,040.59                 12,787.88
 2/29/2012               14,148.83                13,089.91                 12,784.95
 3/31/2012               14,182.91                13,058.41                 12,714.90
 4/30/2012               14,320.11                13,212.66                 12,855.86
 5/31/2012               14,354.33                13,302.31                 12,972.18
 6/30/2012               14,429.43                13,351.70                 12,977.27
 7/31/2012               14,730.70                13,583.53                 13,156.26
 8/31/2012               14,851.51                13,631.08                 13,164.86
 9/30/2012               14,998.77                13,715.97                 13,182.98
10/31/2012               15,204.39                13,775.39                 13,208.91
11/30/2012               15,283.23                13,819.44                 13,229.75
12/31/2012               15,324.47                13,824.10                 13,210.92
 1/31/2013               15,380.41                13,772.15                 13,118.52
 2/28/2013               15,508.42                13,846.86                 13,184.27
 3/31/2013               15,594.54                13,872.06                 13,194.80
 4/30/2013               15,804.67                14,023.14                 13,328.31
 5/31/2013               15,633.59                13,776.93                 13,090.51
 6/30/2013               15,263.30                13,479.04                 12,888.02
 7/31/2013               15,346.95                13,528.13                 12,905.64
 8/31/2013               15,261.84                13,429.91                 12,839.67
 9/30/2013               15,360.79                13,594.26                 12,961.22
10/31/2013               15,546.78                13,722.43                 13,066.01
11/30/2013               15,562.59                13,697.17                 13,017.09
12/31/2013               15,539.84                13,617.14                 12,943.53
 1/31/2014               15,769.19                13,812.61                 13,134.78
 2/28/2014               15,900.11                13,902.27                 13,204.61
 3/31/2014               15,957.39                13,877.98                 13,182.12
 4/30/2014               16,116.67                13,989.61                 13,293.36
 5/31/2014               16,276.00                14,152.42                 13,444.71
 6/30/2014               16,347.03                14,174.40                 13,451.66
 7/31/2014               16,342.55                14,133.62                 13,417.92
 8/31/2014               16,474.27                14,281.98                 13,566.04
 9/30/2014               16,381.37                14,174.98                 13,473.93
10/31/2014               16,452.05                14,302.22                 13,606.37
11/30/2014               16,523.95                14,399.10                 13,702.90
12/31/2014               16,451.14                14,375.39                 13,715.75
 1/31/2015               16,687.57                14,685.11                 14,003.33
 2/28/2015               16,636.38                14,581.58                 13,871.68
 3/31/2015               16,676.78                14,636.82                 13,936.07
 4/30/2015               16,670.89                14,599.22                 13,886.08
 5/31/2015               16,634.32                14,561.34                 13,852.63
 6/30/2015               16,444.58                14,397.66                 13,701.56
 7/31/2015               16,453.47                14,497.72                 13,796.83

                                   [END CHART]

                       Data from 7/31/08 through 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

               USAA INTERMEDIATE-TERM BOND            LIPPER CORE PLUS
                FUND INSTITUTIONAL SHARES            BOND FUNDS AVERAGE
7/31/2010                 5.95                              3.86
7/31/2011                 5.43                              3.24
7/31/2012                 5.02                              2.85
7/31/2013                 4.55                              2.57
7/31/2014                 4.26                              2.74
7/31/2015                 4.17                              2.85

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/10 to 7/31/15.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UITBX)

--------------------------------------------------------------------------------
                                        7/31/15                    7/31/14
--------------------------------------------------------------------------------
Net Assets                           $118.8 Million               $42.8 Million
Net Asset Value Per Share                $10.58                      $10.95

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                                              SINCE INCEPTION 8/01/10
  0.46%                                                       5.43%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/15                  EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
          3.26%                                                  0.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM BOND                       BARCLAYS U.S. AGGREGATE
                       FUND ADVISER SHARES        LIPPER INDEX             BOND INDEX
 7/31/2010                  $10,000.00             $10,000.00              $10,000.00
 8/31/2010                   10,167.97              10,150.54               10,128.67
 9/30/2010                   10,321.93              10,210.61               10,139.47
10/31/2010                   10,473.75              10,272.28               10,175.57
11/30/2010                   10,444.97              10,191.51               10,117.09
12/31/2010                   10,402.80              10,102.74               10,007.99
 1/31/2011                   10,534.01              10,156.10               10,019.64
 2/28/2011                   10,629.23              10,197.61               10,044.70
 3/31/2011                   10,666.05              10,209.68               10,050.25
 4/30/2011                   10,836.23              10,360.78               10,177.83
 5/31/2011                   10,961.69              10,470.30               10,310.65
 6/30/2011                   10,882.66              10,419.36               10,280.46
 7/31/2011                   11,019.42              10,565.27               10,443.59
 8/31/2011                   10,898.39              10,609.15               10,596.17
 9/30/2011                   10,800.87              10,584.51               10,673.26
10/31/2011                   10,949.26              10,672.52               10,684.72
11/30/2011                   10,909.42              10,603.98               10,675.45
12/31/2011                   11,040.42              10,737.36               10,792.78
 1/31/2012                   11,240.16              10,920.77               10,887.55
 2/29/2012                   11,327.45              10,962.07               10,885.05
 3/31/2012                   11,350.95              10,935.69               10,825.41
 4/30/2012                   11,468.29              11,064.87               10,945.43
 5/31/2012                   11,492.11              11,139.94               11,044.46
 6/30/2012                   11,537.81              11,181.31               11,048.79
 7/31/2012                   11,774.97              11,375.45               11,201.19
 8/31/2012                   11,867.33              11,415.27               11,208.51
 9/30/2012                   11,981.60              11,486.36               11,223.94
10/31/2012                   12,142.42              11,536.12               11,246.01
11/30/2012                   12,211.85              11,573.01               11,263.76
12/31/2012                   12,240.84              11,576.91               11,247.72
 1/31/2013                   12,270.24              11,533.41               11,169.05
 2/28/2013                   12,379.76              11,595.97               11,225.04
 3/31/2013                   12,444.20              11,617.08               11,234.00
 4/30/2013                   12,596.42              11,743.60               11,347.67
 5/31/2013                   12,455.72              11,537.42               11,145.21
 6/30/2013                   12,156.60              11,287.95               10,972.81
 7/31/2013                   12,219.48              11,329.06               10,987.81
 8/31/2013                   12,147.56              11,246.80               10,931.64
 9/30/2013                   12,222.46              11,384.43               11,035.13
10/31/2013                   12,377.93              11,491.77               11,124.35
11/30/2013                   12,386.38              11,470.61               11,082.70
12/31/2013                   12,352.59              11,403.60               11,020.07
 1/31/2014                   12,531.20              11,567.29               11,182.90
 2/28/2014                   12,643.21              11,642.38               11,242.36
 3/31/2014                   12,672.93              11,622.04               11,223.21
 4/30/2014                   12,795.45              11,715.52               11,317.91
 5/31/2014                   12,917.79              11,851.87               11,446.77
 6/30/2014                   12,970.20              11,870.27               11,452.69
 7/31/2014                   12,962.55              11,836.12               11,423.96
 8/31/2014                   13,075.34              11,960.36               11,550.08
 9/30/2014                   12,986.88              11,870.76               11,471.65
10/31/2014                   13,051.48              11,977.32               11,584.41
11/30/2014                   13,093.40              12,058.45               11,666.59
12/31/2014                   13,044.24              12,038.59               11,677.53
 1/31/2015                   13,216.24              12,297.96               11,922.38
 2/28/2015                   13,172.46              12,211.26               11,810.29
 3/31/2015                   13,200.97              12,257.52               11,865.12
 4/30/2015                   13,192.98              12,226.04               11,822.55
 5/31/2015                   13,172.94              12,194.31               11,794.07
 6/30/2015                   13,006.82              12,057.24               11,665.46
 7/31/2015                   13,022.14              12,141.03               11,746.57

                                   [END CHART]

                         Data from 7/31/10 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

               USAA INTERMEDIATE-TERM BOND        LIPPER CORE PLUS
                  FUND ADVISER SHARES            BOND FUNDS AVERAGE
7/31/2012                4.65                            2.85
7/31/2013                4.15                            2.57
7/31/2014                3.88                            2.74
7/31/2015                3.85                            2.85

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/12 to 7/31/15.

The Lipper Core Plus Bond Funds Average is the average performance level of all investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o PORTFOLIO RATINGS MIX - 7/31/15 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                        13.1%
AA                                                          5.7%
A                                                          22.3%
BBB                                                        48.5%
BELOW INVESTMENT GRADE                                      9.3%
UNRATED                                                     1.1%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 20-45.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                         o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      57.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                          15.6%
COMMERCIAL MORTGAGE SECURITIES                                             11.6%
U.S. TREASURY SECURITIES                                                    5.8%
MUNICIPAL BONDS                                                             3.4%
PREFERRED STOCKS                                                            2.5%
ASSET-BACKED SECURITIES                                                     1.2%
U.S. GOVERNMENT AGENCY ISSUES                                               0.4%
FOREIGN GOVERNMENT OBLIGATIONS                                              0.3%
MONEY MARKET INSTRUMENTS                                                    0.3%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

 DIVIDEND RECEIVED                 LONG-TERM
DEDUCTION (CORPORATE              CAPITAL GAIN                    QUALIFIED INTEREST
  SHAREHOLDERS)(1)               DISTRIBUTIONS(2)                       INCOME
------------------------------------------------------------------------------------
     3.12%                          $4,303,000                        $132,241,000
------------------------------------------------------------------------------------

(1)Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INTERMEDIATE-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Intermediate-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  19

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (57.6%)

              CONSUMER DISCRETIONARY (2.8%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
$     2,000   Lear Corp.                                         4.75%         1/15/2023      $    1,995
                                                                                              ----------
              AUTOMOTIVE RETAIL (0.5%)
     10,302   Advance Auto Parts, Inc.                           4.50         12/01/2023          10,800
      5,500   CST Brands, Inc.                                   5.00          5/01/2023           5,500
                                                                                              ----------
                                                                                                  16,300
                                                                                              ----------
              CABLE & SATELLITE (0.8%)
     20,000   CCO Safari II, LLC(a)                              4.91          7/23/2025          20,076
      1,000   Comcast Corp.                                      6.50          1/15/2017           1,077
      5,000   NBCUniversal Enterprise, Inc.(a)                   1.97          4/15/2019           4,995
                                                                                              ----------
                                                                                                  26,148
                                                                                              ----------
              DEPARTMENT STORES (0.2%)
      3,200   Dillard's, Inc.                                    7.13          8/01/2018           3,616
        851   Macy's Retail Holdings, Inc.                       5.90         12/01/2016             904
      2,000   Macy's Retail Holdings, Inc.                       7.45          7/15/2017           2,221
                                                                                              ----------
                                                                                                   6,741
                                                                                              ----------
              GENERAL MERCHANDISE STORES (0.1%)
      2,500   Dollar Tree, Inc.(b)                               3.50          7/06/2022           2,509
                                                                                              ----------
              HOME FURNISHINGS (0.1%)
      4,428   Serta Simmons Holdings, LLC(b)                     4.25         10/01/2019           4,445
                                                                                              ----------
              HOMEBUILDING (0.2%)
      2,000   D.R. Horton, Inc.                                  5.75          8/15/2023           2,140
      5,000   Lennar Corp.                                       4.50         11/15/2019           5,194
                                                                                              ----------
                                                                                                   7,334
                                                                                              ----------
              HOUSEHOLD APPLIANCES (0.0%)
      1,000   Whirlpool Corp.                                    7.75          7/15/2016           1,061
                                                                                              ----------
              RESTAURANTS (0.4%)
     15,035   ARAMARK Services, Inc.(b)                          3.25          9/07/2019          15,063
                                                                                              ----------

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              SPECIALIZED CONSUMER SERVICES (0.1%)
$     1,000   Service Corp. International                        7.63%        10/01/2018      $    1,144
      2,000   Service Corp. International                        5.38          5/15/2024           2,130
                                                                                              ----------
                                                                                                   3,274
                                                                                              ----------
              SPECIALTY STORES (0.3%)
      4,690   Harbor Freight Tools USA, Inc.(b)                  4.75          7/26/2019           4,731
      2,993   PetSmart, Inc.(b)                                  4.25          3/11/2022           3,007
      2,000   Sally Holdings, LLC / Sally Capital, Inc.          5.75          6/01/2022           2,095
      2,000   Staples, Inc.(b),(c)                               3.50          4/07/2021           2,003
                                                                                              ----------
                                                                                                  11,836
                                                                                              ----------
              Total Consumer Discretionary                                                        96,706
                                                                                              ----------
              CONSUMER STAPLES (2.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      2,000   Cargill, Inc.(a)                                   6.00         11/27/2017           2,202
                                                                                              ----------
              DRUG RETAIL (0.7%)
      5,000   CVS Health Corp.                                   4.88          7/20/2035           5,186
      9,139   CVS Pass-Through Trust(a)                          5.93          1/10/2034          10,731
     10,000   Walgreens Boots Alliance, Inc.                     3.80         11/18/2024           9,820
                                                                                              ----------
                                                                                                  25,737
                                                                                              ----------
              FOOD RETAIL (0.1%)
      3,950   Albertson's Holdings, LLC(b)                       5.00          8/25/2019           3,967
                                                                                              ----------
              PACKAGED FOODS & MEAT (1.1%)
     10,000   J.M. Smucker Co.(a)                                4.25          3/15/2035           9,488
     15,000   Kraft Foods Group, Inc.                            3.50          6/06/2022          15,233
      1,799   Kraft Heinz Foods Co..(a)                          4.88          2/15/2025           1,932
     10,000   Tyson Foods, Inc.                                  3.95          8/15/2024          10,125
                                                                                              ----------
                                                                                                  36,778
                                                                                              ----------
              Total Consumer Staples                                                              68,684
                                                                                              ----------
              ENERGY (9.6%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
      2,500   Peabody Energy Corp.                               6.00         11/15/2018             925
                                                                                              ----------
              OIL & GAS DRILLING (0.8%)
     10,000   Nabors Industries, Inc.                            4.63          9/15/2021           9,824
      5,000   Noble Holding International Ltd.                   2.50          3/15/2017           4,897
      1,000   Noble Holding International Ltd.                   4.90          8/01/2020             965
      3,000   Noble Holding International Ltd.                   3.95          3/15/2022           2,597
      5,000   Noble Holding International Ltd.                   5.95          4/01/2025           4,556
      5,000   Transocean, Inc.                                   5.55         12/15/2016           5,069
                                                                                              ----------
                                                                                                  27,908
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
$     2,000   Exterran Holdings, Inc.                            7.25%        12/01/2018      $    2,045
      3,079   SEACOR Holdings, Inc.                              7.38         10/01/2019           3,229
      2,000   SESI, LLC                                          7.13         12/15/2021           2,090
      2,000   Weatherford Bermuda                                9.63          3/01/2019           2,285
      3,180   Weatherford Bermuda                                5.13          9/15/2020           3,084
                                                                                              ----------
                                                                                                  12,733
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
      8,000   Anadarko Petroleum Corp.                           6.38          9/15/2017           8,749
      3,000   Chesapeake Energy Corp.                            6.63          8/15/2020           2,700
      4,000   Denbury Resources, Inc.                            6.38          8/15/2021           3,380
      2,000   Devon Energy Corp.                                 6.30          1/15/2019           2,262
      2,000   EQT Corp.                                          6.50          4/01/2018           2,187
      1,000   EQT Corp.                                          8.13          6/01/2019           1,185
      3,000   EQT Corp.                                          4.88         11/15/2021           3,142
      2,000   Hess Corp.                                         8.13          2/15/2019           2,362
      3,000   Linn Energy, LLC                                   6.25         11/01/2019           1,832
      2,000   Newfield Exploration Co.(d)                        5.75          1/30/2022           1,990
      5,000   Newfield Exploration Co.                           5.38          1/01/2026           4,825
      2,000   Noble Energy, Inc.                                 8.25          3/01/2019           2,378
      5,000   Pioneer Natural Resource                           3.95          7/15/2022           4,993
      1,000   Polar Tankers, Inc.(a)                             5.95          5/10/2037           1,139
        900   QEP Resources, Inc.                                6.80          3/01/2020             911
      5,000   QEP Resources, Inc.                                6.88          3/01/2021           5,050
      5,000   Samson Investment Co.(b)                           5.00          9/25/2018           1,480
     10,000   Southwestern Energy Co.                            4.10          3/15/2022           9,679
      2,000   Southwestern Energy Co.                            4.95          1/23/2025           1,963
                                                                                              ----------
                                                                                                  62,207
                                                                                              ----------
              OIL & GAS REFINING & MARKETING (0.4%)
      6,000   EnLink Midstream Partners, LP                      4.15          6/01/2025           5,674
      5,000   Marathon Petroleum Corp.                           4.75          9/15/2044           4,667
      2,000   Motiva Enterprises, LLC(a)                         5.75          1/15/2020           2,215
                                                                                              ----------
                                                                                                  12,556
                                                                                              ----------
              OIL & GAS STORAGE & TRANSPORTATION (6.2%)
     15,000   Boardwalk Pipelines, LP                            4.95         12/15/2024          14,585
        250   Buckeye Partners, LP                               5.13          7/01/2017             262
     10,000   Buckeye Partners, LP                               2.65         11/15/2018           9,983
     10,000   Buckeye Partners, LP                               4.35         10/15/2024           9,793
     10,000   Columbia Pipeline Group, Inc.(a)                   4.50          6/01/2025           9,969
      3,000   DCP Midstream Operating, LP                        4.95          4/01/2022           2,798
      4,000   DCP Midstream Operating, LP                        3.88          3/15/2023           3,400
     18,000   DCP Midstream, LLC(a)                              5.85          5/21/2043          13,680

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$    19,000   Enbridge Energy Partners, LP                       8.05%        10/01/2077      $   19,503
      1,000   Energy Transfer Partners, LP                       9.70          3/15/2019           1,216
     16,000   Energy Transfer Partners, LP                       3.30(f)      11/01/2066          13,440
      1,000   Enterprise Products Operating, LLC                 8.38          8/01/2066           1,023
      5,000   Enterprise Products Operating, LLC                 7.00          6/01/2067           4,912
     11,800   Enterprise Products Operating, LLC                 7.03          1/15/2068          12,655
      5,000   EQT Midstream Partners, LP                         4.00          8/01/2024           4,694
      3,000   Gulfstream Natural Gas System, LLC(a)              6.95          6/01/2016           3,120
      2,000   Kinder Morgan Energy Partners                      6.50          4/01/2020           2,257
      7,000   Kinder Morgan Energy Partners(e)                   5.00         10/01/2021           7,332
      1,000   Kinder Morgan, Inc.                                6.50          9/15/2020           1,137
      6,000   Kinder Morgan, Inc.(a)                             5.00          2/15/2021           6,278
      7,500   MPLX, LP                                           4.00          2/15/2025           7,143
     12,000   NGPL PipeCo, LLC(a)                                7.12         12/15/2017          12,060
      2,000   NuStar Logistics, LP                               8.15          4/15/2018           2,217
      5,000   NuStar Logistics, LP                               4.80          9/01/2020           5,000
      3,000   NuStar Logistics, LP                               4.75          2/01/2022           2,895
      2,000   ONEOK Partners, LP                                 8.63          3/01/2019           2,370
      5,000   ONEOK Partners, LP                                 4.90          3/15/2025           4,904
      8,000   ONEOK, Inc.                                        4.25          2/01/2022           7,777
      1,000   Plains All American Pipeline, LP                   8.75          5/01/2019           1,218
      1,000   Questar Pipeline Co.                               5.83          2/01/2018           1,095
      2,000   Southern Union Co.                                 3.30(f)      11/01/2066           1,480
      1,000   Spectra Energy Capital, LLC                        8.00         10/01/2019           1,184
      4,500   Targa Resources Partners, LP (a)                   5.00          1/15/2018           4,680
      3,000   Targa Resources Partners, LP                       6.88          2/01/2021           3,135
      1,000   Tennessee Gas Pipeline Co.                         8.00          2/01/2016           1,032
      2,000   Tennessee Gas Pipeline Co.                         7.00         10/15/2028           2,366
      5,000   Western Gas Partners, LP                           5.38          6/01/2021           5,391
     10,000   Williams Companies, Inc.                           4.55          6/24/2024           9,482
                                                                                              ----------
                                                                                                 217,466
                                                                                              ----------
              Total Energy                                                                       333,795
                                                                                              ----------
              FINANCIALS (24.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
     10,000   Ares Capital Corp.                                 4.88         11/30/2018          10,505
     10,000   FS Investment Corp.                                4.00          7/15/2019          10,146
      5,000   Main Street Capital Corp.                          4.50         12/01/2019           5,126
     11,400   Prospect Capital Corp.                             5.00          7/15/2019          11,803
     18,725   State Street Capital Trust IV                      1.29(f)       6/01/2077          16,337
                                                                                              ----------
                                                                                                  53,917
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.2%)
$     8,000   American Express Co.                               6.80%         9/01/2066      $    8,250
                                                                                              ----------
              DIVERSIFIED BANKS (2.1%)
      1,000   Bank of America Corp.                              8.00                  -(g)        1,059
      1,000   Bank of America Corp.                              8.13                  -(g)        1,070
      2,000   Bank of America Corp.                              5.63         10/14/2016           2,101
      2,000   Bank of America Corp.                              5.75         12/01/2017           2,174
     10,000   Bank of America Corp.                              1.35(f)       3/22/2018          10,089
     10,000   Bank of America Corp.                              4.20          8/26/2024          10,060
     15,000   Citigroup, Inc.                                    4.40          6/10/2025          15,148
      1,000   Comerica Bank                                      5.20          8/22/2017           1,065
      6,035   Compass Bank                                       6.40         10/01/2017           6,551
      2,000   JPMorgan Chase Capital XIII                        1.23(f)       9/30/2034           1,720
     12,000   JPMorgan Chase Capital XXI                         1.23(f)       1/15/2087          10,020
      7,500   USB Realty Corp.(a)                                1.44(f)               -(g)        6,919
      5,000   Wells Fargo & Co.                                  3.50          3/08/2022           5,161
                                                                                              ----------
                                                                                                  73,137
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     10,000   Morgan Stanley                                     4.88         11/01/2022          10,623
                                                                                              ----------
              LIFE & HEALTH INSURANCE (2.1%)
      3,000   American Equity Investment Life Holding Co.        6.63          7/15/2021           3,165
      2,000   Forethought Financial Group(a)                     8.63          4/15/2021           2,318
     13,018   Lincoln National Corp.                             7.00          5/17/2066          11,749
      5,000   MetLife Capital Trust X(a)                         9.25          4/08/2068           7,011
      8,000   MetLife, Inc.                                      6.40         12/15/2066           8,896
      1,000   Ohio National Financial Services, Inc.(a)          6.38          4/30/2020           1,141
      2,000   Ohio National Financial Services, Inc.(a)          6.63          5/01/2031           2,404
      5,000   Primerica, Inc.                                    4.75          7/15/2022           5,410
      3,000   Principal Financial Global Fund, LLC               0.80(f)       1/10/2031           2,674
      2,000   Prudential Financial, Inc.                         6.00         12/01/2017           2,200
     10,000   Prudential Financial, Inc.                         5.88          9/15/2042          10,625
     18,471   StanCorp Financial Group, Inc.                     6.90          6/01/2067          17,132
                                                                                              ----------
                                                                                                  74,725
                                                                                              ----------
              MULTI-LINE INSURANCE (1.6%)
      2,000   American International Group, Inc.                 8.18          5/15/2068           2,685
     10,000   Genworth Holdings, Inc.                            6.15         11/15/2066           5,975
     15,000   Glen Meadow Pass-Through Trust(a)                  6.51          2/12/2067          13,950
      2,000   HCC Insurance Holdings, Inc.                       6.30         11/15/2019           2,292
     10,000   Kemper Corp.                                       4.35          2/15/2025          10,093
     20,235   Nationwide Mutual Insurance Co.(a)                 2.58(f)      12/15/2024          20,275
                                                                                              ----------
                                                                                                  55,270
                                                                                              ----------

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              MULTI-SECTOR HOLDINGS (0.9%)
$     5,000   Berkshire Hathaway Finance Corp.                   1.30%         5/15/2018      $    5,003
     10,000   BNSF Funding Trust I                               6.61         12/15/2055          11,325
     14,513   Leucadia National Corp.                            8.13          9/15/2015          14,631
                                                                                              ----------
                                                                                                  30,959
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      6,440   GE Capital Trust I                                 6.38         11/15/2067           6,917
      5,000   General Electric Capital Corp.                     6.25                  -(g)        5,435
      9,000   General Electric Capital Corp.                     6.38         11/15/2067           9,664
      5,000   Icahn Enterprises, LP                              3.50          3/15/2017           5,065
                                                                                              ----------
                                                                                                  27,081
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (4.6%)
      2,000   Allied World Assurance Holdings Ltd.               7.50          8/01/2016           2,117
      2,000   Allied World Assurance Holdings Ltd.               5.50         11/15/2020           2,231
     15,000   Allstate Corp.                                     5.75          8/15/2053          15,703
     10,000   Allstate Corp.                                     6.13          5/15/2067          10,300
      7,500   AmTrust Financial Services, Inc.                   6.13          8/15/2023           7,749
      2,000   Assured Guaranty Municipal Holdings, Inc.(a)       6.40         12/15/2066           1,495
      1,535   Assured Guaranty U.S. Holdings, Inc.               7.00          6/01/2034           1,656
      2,225   Assured Guaranty U.S. Holdings, Inc.               6.40         12/15/2066           1,602
     25,000   Chubb Corp.                                        6.38          3/29/2067          25,906
      9,760   Ironshore Holdings, Inc.(a)                        8.50          5/15/2020          11,506
      4,000   Markel Corp.                                       3.63          3/30/2023           3,999
      5,000   Navigators Group, Inc.                             5.75         10/15/2023           5,384
     15,000   Oil Insurance Ltd.(a)                              3.26(f)               -(g)       12,938
     10,025   OneBeacon U.S. Holdings, Inc.                      4.60         11/09/2022          10,353
     10,000   ProAssurance Corp.                                 5.30         11/15/2023          10,742
     20,010   Progressive Corp.                                  6.70          6/15/2067          20,961
      5,000   RLI Corp.                                          4.88          9/15/2023           5,216
      5,000   Sirius International Group(a)                      6.38          3/20/2017           5,243
      5,000   Travelers Companies, Inc.                          6.25          3/15/2067           5,225
                                                                                              ----------
                                                                                                 160,326
                                                                                              ----------
              REGIONAL BANKS (4.8%)
     10,000   Associated Banc-Corp.                              4.25          1/15/2025          10,017
     10,000   Banc of California, Inc.                           5.25          4/15/2025           9,759
      1,750   BOKF, N.A.                                         0.96(f)       5/15/2017           1,732
     15,000   Citizens Financial Group, Inc.(a)                  4.15          9/28/2022          15,298
      4,750   CoBiz Financial, Inc.                              5.63          6/25/2030           4,830
      2,000   Cullen/Frost Bankers, Inc.                         0.80(f)       2/15/2017           1,985
     10,000   Cullen/Frost Capital Trust II                      1.83(f)       3/01/2034           8,886
      1,000   First Maryland Capital Trust I                     1.29(f)       1/15/2027             897
     10,000   First Niagara Financial Group, Inc.                7.25         12/15/2021          11,172

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$     3,000   First Tennessee Bank, N.A.                         5.65%         4/01/2016      $    3,083
      5,000   FirstMerit Bank, N.A.                              4.27         11/25/2026           5,100
     10,000   FirstMerit Corp.                                   4.35          2/04/2023          10,433
     10,000   Fulton Financial Corp.                             4.50         11/15/2024          10,137
      1,000   Hancock Holding Co.                                5.88          4/01/2017           1,046
      5,000   Hilltop Holdings, Inc.                             5.00          4/15/2025           5,050
      2,000   Key Bank, N.A.                                     5.45          3/03/2016           2,056
        750   KeyCorp Capital II                                 6.88          3/17/2029             825
     16,000   Manufacturers & Traders Trust Co.                  5.63         12/01/2021          16,284
      5,000   MUFG Americas Holdings Corp.                       3.50          6/18/2022           5,073
     10,000   People's United Financial, Inc.                    3.65         12/06/2022          10,060
     10,000   People's United Bank                               4.00          7/15/2024           9,941
      5,000   SunTrust Capital I                                 0.94(f)       5/15/2027           4,300
      2,000   TCF National Bank                                  5.50          2/01/2016           2,020
      5,000   TCF National Bank                                  4.60          2/27/2025           4,962
      5,000   Webster Financial Corp.                            4.38          2/15/2024           5,018
      1,000   Wilmington Trust Corp.                             8.50          4/02/2018           1,157
      3,500   Wintrust Financial Corp.                           5.00          6/13/2024           3,623
      1,000   Zions Bancorp.                                     6.00          9/15/2015           1,003
                                                                                              ----------
                                                                                                 165,747
                                                                                              ----------
              REINSURANCE (0.5%)
      5,000   Alleghany Corp.                                    5.63          9/15/2020           5,568
      6,259   Alterra USA Holdings Ltd.(a)                       7.20          4/14/2017           6,693
      5,000   Platinum Underwriters Finance, Inc.                7.50          6/01/2017           5,477
                                                                                              ----------
                                                                                                  17,738
                                                                                              ----------
              REITs - DIVERSIFIED (0.2%)
      1,000   Liberty Property, LP                               6.63         10/01/2017           1,100
      5,000   Washington REIT                                    3.95         10/15/2022           4,975
                                                                                              ----------
                                                                                                   6,075
                                                                                              ----------
              REITs - HEALTH CARE (0.7%)
      2,000   HCP, Inc.                                          6.30          9/15/2016           2,103
      2,000   Health Care REIT, Inc.                             4.70          9/15/2017           2,119
      3,000   Health Care REIT, Inc.                             6.13          4/15/2020           3,435
      2,000   Health Care REIT, Inc.                             4.95          1/15/2021           2,185
      2,000   Nationwide Health Properties, Inc.                 6.90         10/01/2037           2,522
     10,000   Omega Healthcare Investors, Inc.                   4.95          4/01/2024          10,320
      2,000   Senior Housing Properties Trust                    6.75         12/15/2021           2,282
                                                                                              ----------
                                                                                                  24,966
                                                                                              ----------
              REITs - INDUSTRIAL (0.2%)
      5,000   ProLogis, LP                                       6.88          3/15/2020           5,771
                                                                                              ----------

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              REITs - OFFICE (1.1%)
$     7,000   Alexandria Real Estate Equities, Inc.              4.60%         4/01/2022      $    7,432
      2,000   BioMed Realty, LP                                  6.13          4/15/2020           2,259
      3,000   BioMed Realty, LP                                  4.25          7/15/2022           3,062
      2,000   Boston Properties, LP                              5.88         10/15/2019           2,277
      8,000   Boston Properties, LP                              3.85          2/01/2023           8,213
      1,000   Brandywine Operating Partnership, LP               6.00          4/01/2016           1,029
      6,000   Columbia Property Trust Operating Partnership, LP  5.88          4/01/2018           6,520
      1,000   Duke Realty, LP                                    5.50          3/01/2016           1,023
         92   Duke Realty, LP                                    5.95          2/15/2017              98
        932   Duke Realty, LP                                    6.50          1/15/2018           1,039
      2,000   Equity Commonwealth                                6.25          8/15/2016           2,045
      1,000   Equity Commonwealth                                6.65          1/15/2018           1,079
      1,500   Mack-Cali Realty, LP                               5.80          1/15/2016           1,525
      1,000   Mack-Cali Realty, LP                               7.75          8/15/2019           1,153
      1,000   Reckson Operating Partnership, LP                  6.00          3/31/2016           1,031
                                                                                              ----------
                                                                                                  39,785
                                                                                              ----------
              REITs - RESIDENTIAL (0.5%)
      5,550   AvalonBay Communities, Inc.                        2.85          3/15/2023           5,349
     10,000   UDR, Inc.                                          4.63          1/10/2022          10,761
                                                                                              ----------
                                                                                                  16,110
                                                                                              ----------
              REITs - RETAIL (1.0%)
      5,000   CBL & Associates, LP                               5.25         12/01/2023           5,190
      3,000   Federal Realty Investment Trust                    3.00          8/01/2022           2,982
     10,000   Federal Realty Investment Trust                    2.75          6/01/2023           9,611
      1,000   National Retail Properties, Inc.                   6.88         10/15/2017           1,105
      1,000   Pan Pacific Retail Properties, Inc.                5.25          9/01/2015           1,003
      2,000   Realty Income Corp.                                5.95          9/15/2016           2,099
      2,000   Realty Income Corp.                                5.75          1/15/2021           2,256
      2,100   Realty Income Corp.                                3.25         10/15/2022           2,046
      5,000   Realty Income Corp.                                4.13         10/15/2026           5,100
      2,000   Regency Centers, LP                                5.88          6/15/2017           2,156
                                                                                              ----------
                                                                                                  33,548
                                                                                              ----------
              REITs - SPECIALIZED (1.2%)
      5,000   American Tower Corp.                               3.45          9/15/2021           5,007
      5,000   American Tower Corp.                               5.90         11/01/2021           5,654
     21,204   CC Holdings GS V, LLC / Crown Castle III Corp.     3.85          4/15/2023          21,064
      4,000   Communications Sales & Leasing, Inc.(b)            5.00         10/24/2022           3,888
      6,000   EPR Properties                                     7.75          7/15/2020           7,167
                                                                                              ----------
                                                                                                  42,780
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              SPECIALIZED FINANCE (0.3%)
$    10,000   McGraw Hill Financial, Inc.(a)                     4.00%         6/15/2025      $   10,080
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.3%)
     10,000   EverBank Financial Corp.                           5.75          7/02/2025          10,152
                                                                                              ----------
              Total Financials                                                                   867,040
                                                                                              ----------
              HEALTH CARE (0.9%)
              ------------------
              HEALTH CARE SERVICES (0.0%)
      1,000   Laboratory Corp. of America                        5.63         12/15/2015           1,017
                                                                                              ----------
              PHARMACEUTICALS (0.9%)
     10,000   Actavis Funding SCS                                3.80          3/15/2025           9,768
      1,000   Hospira, Inc.                                      6.05          3/30/2017           1,074
      5,000   Mallinckrodt International Finance S.A.            4.75          4/15/2023           4,850
     15,000   Zoetis, Inc.                                       3.25          2/01/2023          14,395
                                                                                              ----------
                                                                                                  30,087
                                                                                              ----------
              Total Health Care                                                                   31,104
                                                                                              ----------
              INDUSTRIALS (5.1%)
              ------------------
              AEROSPACE & DEFENSE (0.9%)
     10,000   L-3 Communications Corp.                           5.20         10/15/2019          10,859
     15,000   Lockheed Martin Corp.                              3.60          3/01/2035          14,240
      5,000   United Technologies Corp.                          3.10          6/01/2022           5,048
                                                                                              ----------
                                                                                                  30,147
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (0.3%)
     10,000   FedEx Corp.                                        3.90          2/01/2035           9,400
                                                                                              ----------
              AIRLINES (1.8%)
         96   America West Airlines, Inc. Pass-Through Trust     6.87          7/02/2018              99
        885   America West Airlines, Inc. Pass-Through Trust
                (INS)                                            7.93          7/02/2020             956
      9,004   American Airlines, Inc. Pass-Through Trust         4.00          1/15/2027           9,117
      3,414   Continental Airlines, Inc. Pass-Through Trust      9.00          1/08/2018           3,628
        637   Continental Airlines, Inc. Pass-Through Trust      6.55          8/02/2020             694
        724   Continental Airlines, Inc. Pass-Through Trust
                (INS)                                            6.24          9/15/2021             776
      9,917   Continental Airlines, Inc. Pass-Through Trust      4.15         10/11/2025          10,153
      9,340   Hawaiian Airlines, Inc. Pass-Through Trust         3.90          1/15/2026           9,154
      7,000   United Airlines, Inc. Pass-Through Trust           4.63          3/03/2024           7,105
      4,885   United Airlines, Inc. Pass-Through Trust           4.30          2/15/2027           5,019
      1,319   US Airways Group, Inc. Pass-Through Trust (INS)    7.08          9/20/2022           1,431
      3,709   US Airways Group, Inc. Pass-Through Trust          6.25         10/22/2024           4,135
      2,353   US Airways Group, Inc. Pass-Through Trust(e)       7.13          4/22/2025           2,733
      9,371   US Airways Group, Inc. Pass-Through Trust          3.95          5/15/2027           9,394
                                                                                              ----------
                                                                                                  64,394
                                                                                              ----------

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              BUILDING PRODUCTS (0.1%)
$     1,000   USG Corp.                                          6.30%        11/15/2016      $    1,049
      1,000   USG Corp.                                          9.75          1/15/2018           1,142
                                                                                              ----------
                                                                                                   2,191
                                                                                              ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
     10,000   CNH Industrial Capital, LLC                        3.38          7/15/2019           9,887
      4,963   Terex Corp.(b)                                     3.50          8/13/2021           4,962
                                                                                              ----------
                                                                                                  14,849
                                                                                              ----------
              INDUSTRIAL MACHINERY (0.4%)
      5,000   CNH Industrial Capital, LLC(a)                     3.88          7/16/2018           5,050
      1,500   SPX Corp.                                          6.88          9/01/2017           1,618
      6,000   Stanley Black & Decker, Inc.                       5.75         12/15/2053           6,458
                                                                                              ----------
                                                                                                  13,126
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
      7,000   ILFC E-Capital Trust I (a)                         4.69(f)      12/21/2065           6,842
      2,000   ILFC E-Capital Trust II (a)                        6.25(f)      12/21/2065           1,970
      6,000   International Lease Finance Corp.(a)               7.13          9/01/2018           6,713
                                                                                              ----------
                                                                                                  15,525
                                                                                              ----------
              TRUCKING (0.8%)
      1,000   ERAC USA Finance, LLC(a)                           6.20         11/01/2016           1,058
      5,000   ERAC USA Finance, LLC(a)                           3.30         10/15/2022           4,953
     20,000   Penske Truck Leasing Co., LP(a)                    4.25          1/17/2023          20,386
      1,970   YRC Worldwide, Inc.(b)                             8.25          2/13/2019           1,929
                                                                                              ----------
                                                                                                  28,326
                                                                                              ----------
              Total Industrials                                                                  177,958
                                                                                              ----------
              INFORMATION TECHNOLOGY (0.7%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.6%)
     20,000   QUALCOMM, Inc.                                     3.45          5/20/2025          18,963
                                                                                              ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      5,000   Molex Electronic Technologies, LLC(a)              3.90          4/15/2025           4,870
                                                                                              ----------
              Total Information Technology                                                        23,833
                                                                                              ----------
              MATERIALS (2.8%)
              ----------------
              ALUMINUM (0.3%)
     10,000   Alcoa, Inc.                                        5.40          4/15/2021          10,375
                                                                                              ----------
              CONSTRUCTION MATERIALS (0.3%)
      3,000   CRH America, Inc.                                  5.75          1/15/2021           3,417
      5,000   Martin Marietta Materials, Inc.                    4.25          7/02/2024           5,061
                                                                                              ----------
                                                                                                   8,478
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.0%)
$     1,000   E.I. du Pont de Nemours & Co.                      6.00%         7/15/2018      $    1,121
                                                                                              ----------
              METAL & GLASS CONTAINERS (0.1%)
      1,000   Ball Corp.                                         5.00          3/15/2022           1,029
      2,500   Ball Corp.                                         5.25          7/01/2025           2,517
                                                                                              ----------
                                                                                                   3,546
                                                                                              ----------
              PAPER PACKAGING (0.3%)
      5,000   Rock-Tenn Co.                                      4.45          3/01/2019           5,321
      5,153   Sealed Air Corp.(a)                                6.88          7/15/2033           5,282
                                                                                              ----------
                                                                                                  10,603
                                                                                              ----------
              PAPER PRODUCTS (0.5%)
      3,000   Georgia-Pacific, LLC                               7.25          6/01/2028           3,886
      3,000   International Paper Co.                            7.50          8/15/2021           3,657
      5,000   International Paper Co.                            4.75          2/15/2022           5,392
      5,000   International Paper Co.                            3.80          1/15/2026           4,888
                                                                                              ----------
                                                                                                  17,823
                                                                                              ----------
              SPECIALTY CHEMICALS (0.6%)
     20,000   Rockwood Specialties Group, Inc.                   4.63         10/15/2020          20,862
                                                                                              ----------
              STEEL (0.7%)
      3,000   Allegheny Technologies, Inc.                       6.63          8/15/2023           2,843
      2,000   Allegheny Technologies, Inc.                       9.38          6/01/2019           2,250
     10,000   Allegheny Technologies, Inc.                       5.95          1/15/2021           9,550
      2,000   Carpenter Technology Corp.(e)                      5.20          7/15/2021           2,115
      8,000   Worthington Industries, Inc.                       4.55          4/15/2026           8,219
                                                                                              ----------
                                                                                                  24,977
                                                                                              ----------
              Total Materials                                                                     97,785
                                                                                              ----------
              MUNICIPAL BONDS (0.4%)
              ----------------------
              EDUCATION (0.1%)
      3,000   Rensselaer Polytechnic Institute                   5.60          9/01/2020           3,421
                                                                                              ----------
              HOSPITAL (0.3%)
      5,000   Bon Secours Charity Health System, Inc.            5.25         11/01/2025           5,048
      3,000   Novant Health, Inc.                                5.35         11/01/2016           3,158
                                                                                              ----------
                                                                                                   8,206
                                                                                              ----------
              MISCELLANEOUS (0.0%)
        537   Keenan Dev. Association of Tennessee, LLC (INS)(a) 5.02          7/15/2028             581
                                                                                              ----------
              Total Municipal Bonds                                                               12,208
                                                                                              ----------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
$    10,000   AT&T, Inc.                                         4.50%         5/15/2035      $    9,282
      2,000   CenturyLink, Inc.                                  6.45          6/15/2021           2,050
      5,000   CenturyLink, Inc.                                  5.80          3/15/2022           4,875
      2,000   CenturyLink, Inc.                                  6.75         12/01/2023           2,013
      3,301   Frontier Communications Corp.                      8.25          4/15/2017           3,561
      3,000   Frontier Communications Corp.                      6.25          9/15/2021           2,782
      6,000   Qwest Corp.(e)                                     6.75         12/01/2021           6,543
      2,000   Windstream Corp.                                   7.88         11/01/2017           2,033
                                                                                              ----------
                                                                                                  33,139
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      4,944   Grain Spectrum Funding II(a)                       3.29         10/10/2034           4,894
      1,500   SBA Telecommunications, Inc.                       5.75          7/15/2020           1,573
                                                                                              ----------
                                                                                                   6,467
                                                                                              ----------
              Total Telecommunication Services                                                    39,606
                                                                                              ----------
              UTILITIES (7.3%)
              ----------------
              ELECTRIC UTILITIES (3.3%)
      1,000   Baltimore Gas and Electric Co.                     5.90         10/01/2016           1,055
      7,876   Bruce Mansfield Unit 1 Pass-Through Trust          6.85          6/01/2034           8,144
      2,000   Cleveland Electric Illuminating Co.                8.88         11/15/2018           2,413
      2,000   Commonwealth Edison Co.                            5.80          3/15/2018           2,221
      1,000   Duke Energy Indiana, Inc.                          6.05          6/15/2016           1,044
      1,045   Duke Energy Progress, Inc.                         6.13          9/15/2033           1,249
     13,000   Duquesne Light Holdings, Inc.(a)                   6.40          9/15/2020          15,005
      3,500   Duquesne Light Holdings, Inc.(a)                   5.90         12/01/2021           4,007
        173   FPL Energy National Wind, LLC(a)                   5.61          3/10/2024             174
      3,000   Great Plains Energy, Inc.                          6.88          9/15/2017           3,256
      2,000   Indiana Michigan Power Co.                         7.00          3/15/2019           2,328
     12,500   IPALCO Enterprises, Inc.                           5.00          5/01/2018          13,164
      2,000   Metropolitan Edison Co.                            7.70          1/15/2019           2,344
      1,000   Nevada Power Co.                                   6.50          5/15/2018           1,135
     14,000   NextEra Energy Capital Holdings, Inc.              6.35         10/01/2066          11,543
      1,000   NextEra Energy Capital Holdings, Inc.              7.30          9/01/2067           1,004
      3,000   NV Energy, Inc.                                    6.25         11/15/2020           3,486
      2,000   Oglethorpe Power Corp.                             6.10          3/15/2019           2,260
      5,000   Oncor Electric Delivery Co., LLC(a)                3.75          4/01/2045           4,560
     21,000   PPL Capital Funding, Inc.                          6.70          3/30/2067          18,392
      3,000   Public Service Co. of New Mexico                   7.95          5/15/2018           3,483
      1,000   Public Service Co. of Oklahoma                     6.15          8/01/2016           1,049
      6,900   Southern California Edison Co.                     6.25                  -(g)        7,633
      4,000   Texas - New Mexico Power Co.(a)                    9.50          4/01/2019           4,957
                                                                                              ----------
                                                                                                 115,906
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              GAS UTILITIES (1.2%)
$     2,000   AGL Capital Corp.                                  6.38%         7/15/2016      $    2,092
      2,000   Atmos Energy Corp.                                 6.35          6/15/2017           2,187
      1,000   Atmos Energy Corp.                                 8.50          3/15/2019           1,214
      2,000   Florida Gas Transmission Co.(a)                    7.90          5/15/2019           2,350
      3,000   Florida Gas Transmission Co.(a)                    5.45          7/15/2020           3,340
      4,000   National Fuel Gas Co.                              4.90         12/01/2021           4,170
     10,000   National Fuel Gas Co.                              3.75          3/01/2023           9,389
      1,000   National Fuel Gas Co.                              7.38          6/13/2025           1,165
     13,110   SourceGas, LLC(a)                                  5.90          4/01/2017          13,864
      2,000   Southern Natural Gas Co., LLC(a)                   5.90          4/01/2017           2,114
      1,000   Southern Star Central Gas Pipeline, Inc.(a)        6.00          6/01/2016           1,028
                                                                                              ----------
                                                                                                  42,913
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      2,000   DPL, Inc.                                          6.50         10/15/2016           2,090
                                                                                              ----------
              MULTI-UTILITIES (2.4%)
      1,000   Ameren Illinois Co.                                6.13         11/15/2017           1,107
      2,000   Ameren Illinois Co.                                9.75         11/15/2018           2,498
      3,000   Black Hills Corp.                                  5.88          7/15/2020           3,415
      2,000   CMS Energy Corp.                                   6.25          2/01/2020           2,305
      3,000   CMS Energy Corp.                                   5.05          3/15/2022           3,307
      5,000   Consumers Energy Co.                               2.85          5/15/2022           5,055
      6,050   Dominion Resources, Inc.                           7.50          6/30/2066           5,469
     10,000   Dominion Resources, Inc.                           2.58(f)       9/30/2066           9,044
     19,663   Integrys Energy Group, Inc.                        6.11         12/01/2066          17,309
     20,500   Puget Sound Energy, Inc.                           6.97          6/01/2067          18,219
      2,000   Sempra Energy                                      9.80          2/15/2019           2,505
     14,500   WEC Energy Group, Inc.                             6.25          5/15/2067          12,978
                                                                                              ----------
                                                                                                  83,211
                                                                                              ----------
              WATER UTILITIES (0.3%)
     10,000   Aquarion Co., Inc.(a)                              4.00          8/15/2024           9,867
                                                                                              ----------
              Total Utilities                                                                    253,987
                                                                                              ----------
              Total Corporate Obligations (cost: $1,954,301)                                   2,002,706
                                                                                              ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (15.6%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
      5,000   Daimler Finance, N.A., LLC(a)                      2.25          7/31/2019           4,996
                                                                                              ----------
              PUBLISHING (0.1%)
      4,622   Pearson Funding Four plc(a)                        3.75          5/08/2022           4,613
                                                                                              ----------

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.1%)
$     3,812   B.C. Unlimited Liability Co.(b)                    3.75%        12/12/2021      $    3,829
                                                                                              ----------
              Total Consumer Discretionary                                                        13,438
                                                                                              ----------
              CONSUMER STAPLES (1.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
      8,000   Viterra, Inc.(a)                                   5.95          8/01/2020           8,695
                                                                                              ----------
              BREWERS (0.2%)
      5,000   SABMiller Holdings, Inc.(a)                        3.75          1/15/2022           5,174
                                                                                              ----------
              DISTILLERS & VINTNERS (0.4%)
     10,000   JB y Co. SA De CV(a)                               3.75          5/13/2025           9,805
      5,000   Pernod Ricard S.A.(a)                              2.95          1/15/2017           5,099
                                                                                              ----------
                                                                                                  14,904
                                                                                              ----------
              FOOD RETAIL (0.0%)
        753   Ahold Lease USA, Inc. Pass-Through Trust           7.82          1/02/2020             824
                                                                                              ----------
              PACKAGED FOODS & MEAT (0.1%)
      4,713   JBS S.A.                                          10.50          8/04/2016           5,066
                                                                                              ----------
              TOBACCO (0.6%)
     10,000   BAT International Finance plc(a)                   3.25          6/07/2022          10,025
     10,000   Imperial Tobacco Finance PLC(a)                    4.25          7/21/2025          10,008
                                                                                              ----------
                                                                                                  20,033
                                                                                              ----------
              Total Consumer Staples                                                              54,696
                                                                                              ----------
              ENERGY (1.2%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
      1,000   Husky Energy, Inc.                                 7.25         12/15/2019           1,167
     10,000   Petrobras Global Finance B.V.                      4.88          3/17/2020           9,316
      5,000   Petroleos Mexicanos(a)                             4.50          1/23/2026           4,915
                                                                                              ----------
                                                                                                  15,398
                                                                                              ----------
              OIL & GAS DRILLING (0.0%)
      1,356   QGOG Atlantic/Alaskan Rigs Ltd.(a),(e)             5.25          7/30/2019           1,126
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,500   Talisman Energy, Inc.                              7.75          6/01/2019           1,720
      2,000   Woodside Finance Ltd.(a)                           4.60          5/10/2021           2,125
                                                                                              ----------
                                                                                                   3,845
                                                                                              ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
      5,000   APT Pipelines Ltd.(a)                              4.20          3/23/2025           4,911
      1,275   Nakilat, Inc.(a)                                   6.07         12/31/2033           1,495
      2,000   TransCanada PipeLines Ltd.                         7.13          1/15/2019           2,322

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$    11,860   TransCanada PipeLines Ltd.                         6.35%         5/15/2067      $   11,044
                                                                                              ----------
                                                                                                  19,772
                                                                                              ----------
              Total Energy                                                                        40,141
                                                                                              ----------
              FINANCIALS (5.3%)
              -----------------
              DIVERSIFIED BANKS (2.9%)
     10,000   Abbey National Treasury Services plc               3.05          8/23/2018          10,380
      5,000   ABN AMRO Bank N.V.(a)                              4.75          7/28/2025           5,022
      2,450   Barclays Bank plc                                  0.69(f)               -(g)        1,568
      3,000   BayernLB Capital Trust l                           6.20                  -(g)        2,829
     20,000   HSBC Bank plc                                      0.75(f)               -(g)       12,625
      4,000   ING Groep N.V.                                     5.78(f)               -(g)        4,035
      5,000   Lloyds Bank plc                                    4.20          3/28/2017           5,238
     10,000   Nordea Bank AB(a)                                  4.25          9/21/2022          10,317
      4,500   Rabobank Nederland                                 1.70          3/19/2018           4,508
     10,000   Rabobank Nederland                                 3.88          2/08/2022          10,479
      5,000   Rabobank Nederland                                 3.95         11/09/2022           5,010
      4,000   Royal Bank of Scotland Group plc                   7.64                  -(g)        4,290
     10,000   Royal Bank of Scotland Group plc                   9.50          3/16/2022          11,055
      6,560   Santander Bank, N.A.                               8.75          5/30/2018           7,584
      5,000   Santander UK plc(a)                                5.00         11/07/2023           5,193
      1,000   Westpac Capital Trust IV(a)                        5.26                  -(g)        1,018
                                                                                              ----------
                                                                                                 101,151
                                                                                              ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      4,500   Brookfield Asset Management, Inc.                  5.80          4/25/2017           4,811
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.3%)
     10,000   Great-West Life & Annuity Insurance Capital, LP(a) 7.15          5/16/2046          10,225
                                                                                              ----------
              MULTI-LINE INSURANCE (0.4%)
     15,000   ZFS Finance USA Trust II(a)                        6.45         12/15/2065          15,413
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      7,000   ING Bank N.V.(a)                                   3.75          3/07/2017           7,257
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
     20,056   QBE Capital Funding III Ltd.(a)                    7.25          5/24/2041          22,187
      5,000   XLIT Ltd.                                          6.50                  -(g)        4,250
      5,000   XLIT Ltd.                                          4.45          3/31/2025           4,985
                                                                                              ----------
                                                                                                  31,422
                                                                                              ----------
              REINSURANCE (0.2%)
      5,000   Swiss Re Capital I, LP(a)                          6.85                  -(g)        5,149
                                                                                              ----------

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              REITs - RETAIL (0.3%)
$    10,750   WEA Finance, LLC/Westfield UK & Europe
               Finance plc(a)                                    3.75%         9/17/2024      $   10,766
                                                                                              ----------
              Total Financials                                                                   186,194
                                                                                              ----------
              GOVERNMENT (0.3%)
              -----------------
              FOREIGN GOVERNMENT (0.3%)
     10,128   Italy Government International Bond                 5.38         6/15/2033          11,512
                                                                                              ----------
              INDUSTRIALS (3.0%)
              ------------------
              AIRLINES (1.3%)
      9,285   Air Canada "A" Pass-Through Trust(a)                4.13        11/15/2026           9,377
     10,000   Air Canada "B" Pass-Through Trust(a)                3.88         9/15/2024           9,838
      5,000   Air Canada "C" Pass-Through Trust(a)                5.00         9/15/2020           4,914
     14,360   British Airways Pass-Through Trust(a)               4.63         6/20/2024          15,150
      3,655   Virgin Australia Trust(a)                           6.00         4/23/2022           3,746
                                                                                              ----------
                                                                                                  43,025
                                                                                              ----------
              AIRPORT SERVICES (0.6%)
     10,000   Heathrow Funding Ltd.(a)                            4.88         7/15/2023          11,087
     10,000   Sydney Airport Finance Co. Proprietary Ltd.(a)      3.90         3/22/2023          10,253
                                                                                              ----------
                                                                                                  21,340
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (0.9%)
      8,000   Hutchison Whampoa International Ltd.(a)            6.00(f)               -(g)        8,100
      2,000   Hutchison Whampoa International Ltd.(a)            4.63          1/13/2022           2,171
     20,000   Siemens Financieringsmaatschappij N.V.(a)          3.25          5/27/2025          19,754
      1,000   Siemens Financieringsmaatschappij N.V.(a)          6.13          8/17/2026           1,207
                                                                                              ----------
                                                                                                  31,232
                                                                                              ----------
              RAILROADS (0.1%)
      4,261   Asciano Finance Ltd.(a)                            4.63          9/23/2020           4,546
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      3,000   Aercap Ireland Cap Ltd.                            4.63          7/01/2022           3,060
                                                                                              ----------
              Total Industrials                                                                  103,203
                                                                                              ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      5,000   Tyco Electronics Group S.A.                        3.50          2/03/2022           5,099
                                                                                              ----------
              MATERIALS (3.2%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
     10,000   Braskem Finance Ltd.                               6.45          2/03/2024           9,115
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)(n)      SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.1%)
$     3,000   Incitec Pivot Finance, LLC(a)                      6.00%        12/10/2019      $    3,319
                                                                                              ----------
              DIVERSIFIED METALS & MINING (0.8%)
      5,000   Anglo American Capital plc(a)                      2.63          9/27/2017           4,974
      5,000   Anglo American Capital plc(a)                      4.13          4/15/2021           4,879
      3,000   Glencore Canada Corp.                              6.00         10/15/2015           3,026
     10,000   Glencore Funding, LLC(a)                           2.50          1/15/2019           9,792
      3,000   Southern Copper Corp.                              3.88          4/23/2025           2,889
      5,000   Teck Resources Ltd.                                3.75          2/01/2023           3,894
                                                                                              ----------
                                                                                                  29,454
                                                                                              ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     10,000   Potash Corp. of Saskatchewan, Inc.                 3.00          4/01/2025           9,332
                                                                                              ----------
              GOLD (0.8%)
      2,000   Barrick Gold Corp.                                 6.95          4/01/2019           2,261
     20,000   Goldcorp, Inc.                                     3.70          3/15/2023          18,701
     10,000   Kinross Gold Corp.                                 5.95          3/15/2024           9,012
                                                                                              ----------
                                                                                                  29,974
                                                                                              ----------
              PAPER PACKAGING (0.1%)
      3,000   Smurfit Kappa Acquisitions(a)                      4.88          9/15/2018           3,187
                                                                                              ----------
              PRECIOUS METALS & MINERALS (0.3%)
     10,000   Fresnillo plc(a)                                   5.50         11/13/2023          10,665
                                                                                              ----------
              STEEL (0.5%)
      3,000   ArcelorMittal                                      6.13          6/01/2018           3,183
      2,000   ArcelorMittal                                      6.25          3/01/2021           2,028
      4,000   ArcelorMittal                                      7.00          2/25/2022           4,120
      2,000   Vale Overseas Ltd.                                 4.63          9/15/2020           2,088
      5,000   Vale Overseas Ltd.                                 4.38          1/11/2022           4,826
                                                                                              ----------
                                                                                                  16,245
                                                                                              ----------
              Total Materials                                                                    111,291
                                                                                              ----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
      6,000   EDP Finance B.V.(a)                                4.13          1/15/2020           6,122
     10,000   Electricite De France S.A.(a)                      5.25                  -(g)       10,288
                                                                                              ----------
                                                                                                  16,410
                                                                                              ----------
              Total Utilities                                                                     16,410
                                                                                              ----------
              Total Eurodollar and Yankee Obligations (cost: $531,451)                           541,984
                                                                                              ----------

              FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
  CAD15,000   Province of Alberta (cost: $14,572)                2.55         12/15/2022          12,090
                                                                                              ----------

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.2%)

              FINANCIALS (0.8%)
              -----------------
              ASSET-BACKED FINANCING (0.8%)
$     1,000   Citibank Credit Card Issuance Trust                5.65%         9/20/2019      $    1,092
      5,000   GE Capital Credit Card Master Note Trust           4.47          3/15/2020           5,267
      2,000   Hertz Vehicle Financing, LLC(a)                    6.44          2/25/2019           2,197
      5,289   SLM Student Loan Trust                             0.66(f)       4/25/2025           5,020
      6,045   SLM Student Loan Trust                             0.68(f)       4/25/2025           5,774
      1,479   SLM Student Loan Trust                             0.50(f)      10/27/2025           1,412
      1,148   SLM Student Loan Trust                             0.85(f)      10/25/2038           1,040
      1,325   Trinity Rail Leasing, LP (INS)(a)                  5.27          8/14/2027           1,394
      3,347   Trinity Rail Leasing, LP(a),(h)                    5.90          5/14/2036           3,596
                                                                                              ----------
                                                                                                  26,792
                                                                                              ----------
              Total Financials                                                                    26,792
                                                                                              ----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     15,000   Hawaii Dept. of Business Economic Dev. & Tourism   3.24          1/01/2031          15,109
                                                                                              ----------
              Total Asset-Backed Securities (cost: $40,489)                                       41,901
                                                                                              ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
              FINANCIALS (0.1%)
              -----------------
      2,676   Structured Asset Mortgage Investments, Inc.
               (cost: $2,432)                                    0.69(f)       7/19/2035           2,441
                                                                                              ----------

              COMMERCIAL MORTGAGE SECURITIES (11.6%)

              FINANCIALS (11.6%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (10.5%)
      1,071   Banc of America Commercial Mortgage, Inc.          5.34         11/10/2042           1,070
      1,000   Banc of America Commercial Mortgage, Inc.          5.34         11/10/2042           1,000
      4,000   Banc of America Commercial Mortgage, Inc.(a)       5.02          7/10/2043           3,996
      2,000   Banc of America Commercial Mortgage, Inc.          5.76          5/10/2045           2,061
      4,920   Banc of America Commercial Mortgage, Inc.          5.76          5/10/2045           5,040
      7,523   Banc of America Commercial Mortgage, Inc.          5.18         10/10/2045           7,575
      3,000   Banc of America Commercial Mortgage, Inc.          5.25         10/10/2045           3,015
      4,200   Banc of America Commercial Mortgage, Inc.          5.42         10/10/2045           4,302
      4,787   Banc of America Commercial Mortgage, Inc.          5.16          9/10/2047           4,822
        868   Banc of America Commercial Mortgage, Inc.(a)       5.32          9/10/2047             875
        295   Banc of America Commercial Mortgage, Inc.(a)       5.46          9/10/2047             296
      7,376   Banc of America Commercial Mortgage, Inc.(a)       5.94          9/10/2047           7,399
      5,980   Banc of America Commercial Mortgage, Inc.          6.26          2/10/2051           6,508

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$     3,000   BCRR Trust(a)                                      5.86%         7/17/2040      $    3,190
      3,728   Bear Stearns Commercial Mortgage Securities, Inc.  5.00          2/11/2041           3,735
      4,000   Bear Stearns Commercial Mortgage Securities, Inc.  5.21          2/11/2041           3,998
      3,000   Bear Stearns Commercial Mortgage Securities, Inc.  4.99          9/11/2042           3,002
      5,069   Bear Stearns Commercial Mortgage Securities, Inc.  5.33          2/11/2044           5,318
      7,000   CFCRE Commercial Mortgage Trust(a)                 5.57         12/15/2047           8,125
      4,705   Citigroup Commercial Mortgage Securities, Inc.     5.77          3/15/2049           4,846
      5,000   Citigroup Commercial Mortgage Trust                6.14         12/10/2049           5,417
        294   Citigroup/Deutsche Bank Commercial Mortgage Trust  5.20          7/15/2044             293
      5,000   Citigroup/Deutsche Bank Commercial Mortgage Trust  5.20          7/15/2044           5,021
      5,000   Citigroup/Deutsche Bank Commercial Mortgage Trust  5.35          1/15/2046           5,071
      3,000   Commercial Mortgage Trust(a)                       5.54         12/11/2049           3,135
      6,000   Commercial Mortgage Trust                          5.38         12/10/2046           6,065
      5,000   Commercial Mortgage Trust(a)                       5.54         12/11/2049           5,161
      4,956   Credit Suisse Commercial Mortgage Trust            5.46          2/15/2039           5,014
      3,000   Credit Suisse Commercial Mortgage Trust            5.46          2/15/2039           3,037
      3,889   Credit Suisse Commercial Mortgage Trust            5.38          2/15/2040           4,053
      4,555   Credit Suisse First Boston Mortgage
               Securities Corp.                                  5.10          8/15/2038           4,549
      1,950   DB-UBS Mortgage Trust(a)                           5.42          8/10/2044           2,217
      5,000   GE Capital Commercial Mortgage Corp.               5.28          3/10/2044           5,012
      2,745   GE Capital Commercial Mortgage Corp.               5.32         11/10/2045           2,767
      5,000   GE Capital Commercial Mortgage Corp.               5.32         11/10/2045           5,011
      2,249   GMAC Commercial Mortgage Securities, Inc.          4.81          5/10/2043           2,212
      5,000   Greenwich Capital Commercial Funding Corp.         5.82          7/10/2038           5,150
      1,713   Greenwich Capital Commercial Funding Corp.         5.44          3/10/2039           1,798
      4,225   GS Mortgage Securities Trust                       5.52          4/10/2038           4,276
      3,000   GS Mortgage Securities Trust(a)                    4.95          1/10/2045           3,352
      7,195   GS Mortgage Securities Trust                       5.55          4/10/2038           7,294
      4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.99          9/12/2037           4,005
      2,058   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  4.84          7/15/2042           2,057
      3,200   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.00         10/15/2042           3,200
      8,800   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.04         10/15/2042           8,807
      1,429   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.28          1/12/2043           1,437
        154   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.79          6/12/2043             155
      4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(a)                               5.50         11/15/2043           4,411
        939   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.42         12/12/2043             950

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$     5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.46%        12/12/2043      $    5,128
      1,154   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.24         12/15/2044           1,155
      3,650   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.36         12/15/2044           3,687
      3,465   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.90          4/15/2045           3,578
      5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.90          4/15/2045           4,977
         75   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.90          4/15/2045              75
     10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  3.51          5/15/2045          10,518
         95   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.37          5/15/2045              95
      4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.48          5/15/2045           4,125
      5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(a)                               5.32          8/15/2046           5,702
      2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  6.01          2/15/2051           2,145
      5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                  5.37          5/15/2047           5,128
      3,000   LB-UBS Commercial Mortgage Trust                   5.22          2/15/2031           3,035
      2,000   LB-UBS Commercial Mortgage Trust                   5.35         11/15/2038           2,078
      7,750   LB-UBS Commercial Mortgage Trust                   5.38         11/15/2038           8,050
      6,000   LB-UBS Commercial Mortgage Trust                   5.41          9/15/2039           6,245
      5,000   LB-UBS Commercial Mortgage Trust                   5.28          2/15/2041           5,040
      2,000   Merrill Lynch Mortgage Trust                       5.33         11/12/2037           2,009
      3,708   Merrill Lynch Mortgage Trust                       5.14          7/12/2038           3,706
      2,000   Merrill Lynch Mortgage Trust                       5.31          7/12/2038           2,007
      3,000   Merrill Lynch Mortgage Trust                       5.68          5/12/2039           3,028
      2,000   Merrill Lynch Mortgage Trust                       5.42          1/12/2044           2,012
      5,000   Merrill Lynch Mortgage Trust                       5.83          6/12/2050           5,206
      2,000   Merrill Lynch Mortgage Trust                       6.27          2/12/2051           2,155
      2,000   Merrill Lynch Mortgage Trust(a)                    6.27          2/12/2051           2,146
      2,000   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                    5.88          6/12/2046           2,056
      2,653   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                    5.38          8/12/2048           2,760
      5,000   Morgan Stanley Capital I, Inc.                     5.37         12/15/2043           5,246
      6,000   Morgan Stanley Capital I, Inc.                     5.79          7/12/2044           6,203

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$     2,613   Morgan Stanley Capital I, Inc.                     4.77%         7/15/2056      $    2,610
      5,000   Royal Bank of Scotland Trust(a)                    5.91          6/16/2049           5,361
      3,000   TimberStar Trust(a)                                5.75         10/15/2036           3,120
     10,000   UBS Commercial Mortgage Trust                      3.40          5/10/2045          10,427
      4,756   UBS-Citigroup Commercial Mortgage Trust(a)         5.15          1/10/2045           5,390
      5,000   Wachovia Bank Commercial Mortgage Trust            5.71          5/15/2043           5,084
      5,592   Wachovia Bank Commercial Mortgage Trust            5.61          3/15/2045           5,741
        207   Wachovia Bank Commercial Mortgage Trust            5.94          6/15/2045             208
      5,000   Wachovia Bank Commercial Mortgage Trust            5.80          7/15/2045           5,192
        868   Wachovia Bank Commercial Mortgage Trust            5.57         10/15/2048             898
      3,000   Wachovia Bank Commercial Mortgage Trust            5.60         10/15/2048           3,134
      5,000   Wachovia Bank Commercial Mortgage Trust            5.34         11/15/2048           5,214
      5,000   Wachovia Bank Commercial Mortgage Trust            5.71          6/15/2049           5,278
      3,000   Wells Fargo Commercial Mortgage Trust(a)           5.28         11/15/2043           3,351
      6,000   WF-RBS Commercial Mortgage Trust(a)                5.17          2/15/2044           6,684
                                                                                              ----------
                                                                                                 368,087
                                                                                              ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
    197,659   Fannie Mae(+)                                      0.67          4/25/2022           6,688
     43,107   Freddie Mac(+)                                     1.42         12/25/2021           3,136
     23,444   Freddie Mac(+)                                     1.73          3/25/2022           2,163
     73,034   Freddie Mac(+)                                     1.30          8/25/2022           5,364
     71,483   Freddie Mac(+)                                     0.90         10/25/2022           3,724
     34,235   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
               acquired 9/28/2012; cost $4,673(i)                2.10         10/15/2045           3,156
     36,506   Morgan Stanley-BAML Trust,
               acquired 10/05/2012; cost $4,743(a),(i)           2.12         11/15/2045           3,097
     31,072   UBS Commercial Mortgage Trust,
               acquired 5/01/2012; cost $4,704(a),(i)            2.25          5/10/2045           3,315
     76,851   WF-RBS Commercial Mortgage Trust,
               acquired 12/04/2012; cost $9,589(a),(i)           1.77         12/15/2045           6,996
                                                                                              ----------
                                                                                                  37,639
                                                                                              ----------
              Total Financials                                                                   405,726
                                                                                              ----------
              Total Commercial Mortgage Securities (cost: $392,674)                              405,726
                                                                                              ----------

              U.S. GOVERNMENT AGENCY ISSUES (0.4%)(j)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.4%)
     12,450   Fannie Mae(+)                                      2.50          7/01/2027          12,758
        375   Freddie Mac(+)(k)                                  5.00          9/01/2020             398
        181   Freddie Mac(+)                                     5.50          4/01/2036             202
                                                                                              ----------
                                                                                                  13,358
                                                                                              ----------
              Total U.S. Government Agency Issues (cost: $13,158)                                 13,358
                                                                                              ----------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (5.8%)

              BONDS (4.7%)
$    30,775   4.50%, 2/15/2036                                                                $   39,851
     20,000   3.00%, 5/15/2042                                                                    20,303
     20,000   2.75%, 8/15/2042                                                                    19,312
      5,000   2.75%, 11/15/2042                                                                    4,822
      5,000   3.13%, 8/15/2044                                                                     5,186
     28,000   3.00%, 11/15/2044                                                                   28,346
     50,000   2.50%, 2/15/2045                                                                    45,594
                                                                                              ----------
                                                                                                 163,414
                                                                                              ----------
              NOTES (1.1%)
     40,000   2.00%, 2/15/2025                                                                    39,312
                                                                                              ----------
              Total U.S. Treasury Securities (cost: $211,519)                                    202,726
                                                                                              ----------

              MUNICIPAL BONDS (3.4%)

              AIRPORT/PORT (0.3%)
      4,975   Chicago Midway Airport                             5.00%         1/01/2024           5,694
      2,470   Chicago Midway Airport                             5.00          1/01/2025           2,784
        640   Riverside Public Financing Auth. (INS)             5.19          8/01/2017             655
                                                                                              ----------
                                                                                                   9,133
                                                                                              ----------
              APPROPRIATED DEBT (0.6%)
      3,000   Baltimore Board of School Commissioners            5.69         12/15/2025           3,565
        920   Escondido Joint Powers Financing Auth. (INS)       5.53          9/01/2018             970
      3,000   Kannapolis                                         7.28          3/01/2027           3,267
      1,500   Kentucky State Property and Buildings Commission   4.08         11/01/2015           1,513
      5,000   Miami-Dade County School Board                     5.38          5/01/2031           5,721
      4,000   Palm Beach County School Board                     5.40          8/01/2025           4,582
                                                                                              ----------
                                                                                                  19,618
                                                                                              ----------
              CASINOS & GAMING (0.0%)
      1,292   Mashantucket (Western) Pequot Tribe(l)             7.35          7/01/2026             106
                                                                                              ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
        445   American Eagle Northwest, LLC(a)                   4.97         12/15/2018             466
                                                                                              ----------
              EDUCATION (0.7%)
      3,430   Austin CCD                                         6.76          8/01/2030           4,233
        710   California State Univ. (INS)                       5.27         11/01/2017             744
      1,000   Colorado State Board of Governors
               Univ. Enterprise System                           4.90          3/01/2021           1,107
      3,000   Los Alamitos USD No. 1                             6.19          2/01/2026           3,593
      3,000   Miami Univ.                                        6.67          9/01/2028           3,610
     10,000   New Jersey EDA                                     5.25          9/01/2026          10,738
                                                                                              ----------
                                                                                                  24,025
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (0.7%)
$     1,250   Las Virgenes USD                                   5.54%         8/01/2025      $    1,429
      3,000   Long Beach USD                                     5.91          8/01/2025           3,555
      5,000   New York City                                      6.27         12/01/2037           6,436
      5,000   State of Washington                                5.25          2/01/2036           5,798
      4,045   Will County, Illinois                              3.83         11/15/2016           4,170
      1,520   Will County, Illinois                              4.08         11/15/2017           1,596
      1,405   Will County, Illinois                              4.28         11/15/2018           1,502
                                                                                              ----------
                                                                                                  24,486
                                                                                              ----------
              MULTIFAMILY HOUSING (0.1%)
      5,000   New York State Mortgage Agency                     4.20         10/01/2027           5,188
                                                                                              ----------
              SALES TAX (0.1%)
      3,300   Miami-Dade County Transit System                   4.59          7/01/2021           3,523
                                                                                              ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)
      2,000   Florida State Department of Environmental
               Protection                                        5.76          7/01/2020           2,273
      5,000   Harris County                                      4.45         11/15/2031           4,957
      1,745   Metropolitan Nashville Airport Auth. (INS)         5.14          7/01/2018           1,928
      3,000   MTA                                                5.20         11/15/2018           3,332
      5,000   MTA                                                6.73         11/15/2030           6,354
      3,000   New Jersey Transportation Trust Fund Auth.         5.75         12/15/2028           3,163
      2,500   New York City Transitional Finance Auth.           5.00          2/01/2035           2,861
                                                                                              ----------
                                                                                                  24,868
                                                                                              ----------
              WATER UTILITIES (0.1%)
      3,000   Connecticut Dev. Auth.                             5.50          4/01/2021           3,420
                                                                                              ----------
              WATER/SEWER UTILITY (0.1%)
      2,500   Tohopekaliga Water Auth.                           5.25         10/01/2036           2,861
                                                                                              ----------
              Total Municipal Bonds (cost: $105,721)                                             117,694
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (2.5%)

              CONSUMER STAPLES (0.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual                                  10,857
    150,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(a)                                                           16,041
                                                                                              ----------
                                                                                                  26,898
                                                                                              ----------
              Total Consumer Staples                                                              26,898
                                                                                              ----------

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES        SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,000   Chesapeake Energy Corp., 5.75%, perpetual(a)                                    $    1,556
                                                                                              ----------
              FINANCIALS (1.0%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
     50,000   HSBC Holdings plc, 6.20%, perpetual                                                  1,274
     36,000   ING Groep N.V., 7.20%, perpetual                                                       937
      5,000   US Bancorp, 3.50%, perpetual                                                         4,136
                                                                                              ----------
                                                                                                   6,347
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.3%)
    369,987   Delphi Financial Group, Inc.,
               7.38%, cumulative redeemable                                                        9,169
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    175,000   Citigroup Capital XIII, 7.88%                                                        4,470
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
      3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                       2,797
                                                                                              ----------
              REGIONAL BANKS (0.0%)
      2,000   CoBank ACB, 1.46%, perpetual(a)                                                      1,392
                                                                                              ----------
              REINSURANCE (0.0%)
      2,000   American Overseas Group Ltd., 7.50%,
               non-cumulative, perpetual, acquired
               1/23/2007 - 3/02/2007; cost $2,058*(h),(i)                                            500
                                                                                              ----------
              REITs - OFFICE (0.1%)
    160,000   Equity Commonwealth, Series E, 7.25%,
               cumulative redeemable, perpetual                                                    4,111
                                                                                              ----------
              REITs - RESIDENTIAL (0.2%)
    100,000   Equity Residential Properties Trust,
               depositary shares, Series K, 8.29%, cumulative redeemable, perpetual                6,434
                                                                                              ----------
              Total Financials                                                                    35,220
                                                                                              ----------

              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      4,000   Pitney Bowes International Holdings,
               Series F, 6.13%, cumulative redeemable, perpetual(a)                                4,227
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
$(000)/SHARES SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    200,000   Qwest Corp., 7.38%                                                              $    5,208
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000   Centaur Funding Corp., 9.08%(a)                                                      2,486
                                                                                              ----------
              Total Telecommunication Services                                                     7,694
                                                                                              ----------

              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
    109,000   Southern California Edison, Series D,
               6.50%, cumulative redeemable, perpetual                                            11,459
                                                                                              ----------
              Total Preferred Stocks (cost: $84,560)                                              87,054
                                                                                              ----------
              MONEY MARKET INSTRUMENTS (0.3%)

              COMMERCIAL PAPER (0.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
$     3,672   Spectra Energy Capital, LLC(a),(m)                 0.45%         8/07/2015           3,672
                                                                                              ----------

              VARIABLE-RATE DEMAND NOTES (0.2%)

              INDUSTRIALS (0.2%)
              ------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      5,000   Pennsylvania Economic Dev. Financing Auth.         0.42          8/01/2045           5,000
                                                                                              ----------
              Total Money Market Instruments (cost: $8,672)                                        8,672
                                                                                              ----------
              TOTAL INVESTMENTS (COST: $3,359,549)                                            $3,436,352
                                                                                              ==========

--------------------------------------------------------------------------------------------------------
                                                                                              UNREALIZED
NUMBER OF                                                                     CONTRACT     APPRECIATION/
CONTRACTS                                               EXPIRATION             VALUE      (DEPRECIATION)
LONG/(SHORT)                                               DATE                (000)               (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (0.6%)
         76   10YR U.S. Treasury Note                     9/21/2015           $ 9,685         $      113
         42   5YR U.S. Treasury Note                      9/30/2015             5,034                 31
         30   U.S. Long Bond                              9/21/2015             4,678                117
                                                                              -------         ----------

              TOTAL FUTURES                                                   $19,397         $      261
                                                                              =======         ==========

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $      -          $2,002,706         $    -    $2,002,706
  Eurodollar and Yankee Obligations                   -             541,984              -       541,984
  Foreign Government Obligations                      -              12,090              -        12,090
  Asset-Backed Securities                             -              38,305          3,596        41,901
  Collateralized Mortgage Obligations                 -               2,441              -         2,441
  Commercial Mortgage Securities                      -             405,726              -       405,726
  U.S. Government Agency Issues                       -              13,358              -        13,358
  U.S. Treasury Securities                      202,726                   -              -       202,726
  Municipal Bonds                                     -             117,694              -       117,694

Equity Securities:
  Preferred Stocks                                6,482              80,072            500        87,054

Money Market Instruments:
  Commercial Paper                                    -               3,672              -         3,672
  Variable-Rate Demand Notes                          -               5,000              -         5,000
Futures(1)                                          261                   -              -           261
--------------------------------------------------------------------------------------------------------
Total                                          $209,469          $3,223,048         $4,096    $3,436,613
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------------------------------
                                                                     ASSET-BACKED              PREFERRED
                                                                       SECURITIES                 STOCKS
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                               $3,974                    $500
Purchases                                                                      -                       -
Sales                                                                       (298)                      -
Transfers into Level 3                                                         -                       -
Transfers out of Level 3                                                       -                       -
Net realized gain (loss) on investments                                        9                       -
Change in net unrealized appreciation/(depreciation) of investments          (89)                      -
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                               $3,596                    $500
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.1% of net assets at July 31, 2015.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CAD    Canadian dollars

    CCD    Community College District

    EDA    Economic Development Authority

    MTA    Metropolitan Transportation Authority

    REIT   Real estate investment trust

    USD    Unified School District

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities
        Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Senior loan (loan) - is not registered under the Securities
        Act of 1933. The loan contains certain restrictions on resale and cannot be

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

        sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) At July 31, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $2,003,000.

    (d) At July 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at July 31, 2015.

    (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2015.

    (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (h) Security was fair valued at July 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,096,000, which represented 0.1% of the Fund's net assets.

    (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2015, was $17,064,000, which represented 0.5% of the Fund's net assets.

    (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

        Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (k) Securities with a value of $398,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (l) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

        investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (n) In U.S. dollars unless otherwise noted.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $3,359,549)                            $3,436,352
   Receivables:
      Capital shares sold                                                                          2,411
      Dividends and interest                                                                      37,740
      Securities sold                                                                              9,073
   Variation margin on futures contracts                                                             261
                                                                                              ----------
          Total assets                                                                         3,485,837
                                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                                         1,990
      Capital shares redeemed                                                                      2,440
      Dividends on capital shares                                                                    749
      Bank overdraft                                                                                  56
   Accrued management fees                                                                         1,054
   Accrued transfer agent's fees                                                                     144
   Other accrued expenses and payables                                                               237
                                                                                              ----------
          Total liabilities                                                                        6,670
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $3,479,167
                                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                             $3,401,867
  Undistributed net investment income                                                                  1
  Accumulated net realized gain on investments and futures transactions                              236
  Net unrealized appreciation of investments and futures contracts                                77,064
  Net unrealized depreciation of foreign currency translations                                        (1)
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $3,479,167
                                                                                              ==========
  Net asset value, redemption price, and offering price per share:
        Fund Shares (net assets of $2,079,610/196,507 shares outstanding)                     $    10.58
                                                                                              ==========
        Institutional Shares (net assets of $1,280,804/121,022
            shares outstanding)                                                               $    10.58
                                                                                              ==========
        Adviser Shares (net assets of $118,753/11,228 shares outstanding)                     $    10.58
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                 $  5,483
   Interest                                                                                   153,544
                                                                                             --------
       Total income                                                                           159,027
                                                                                             --------
EXPENSES
   Management fees                                                                             12,145
   Administration and servicing fees:
       Fund Shares                                                                              3,074
       Institutional Shares                                                                     1,273
       Adviser Shares                                                                             148
   Transfer agent's fees:
       Fund Shares                                                                              2,809
       Institutional Shares                                                                     1,274
       Adviser Shares                                                                              92
   Distribution and service fees (Note 6E):
       Adviser Shares                                                                             247
   Custody and accounting fees:
       Fund Shares                                                                                265
       Institutional Shares                                                                       160
       Adviser Shares                                                                              13
   Postage:
       Fund Shares                                                                                128
       Institutional Shares                                                                        68
       Adviser Shares                                                                               6
   Shareholder reporting fees:
       Fund Shares                                                                                 61
       Institutional Shares                                                                        16
       Adviser Shares                                                                               2
   Trustees' fees                                                                                  26
   Registration fees:
       Fund Shares                                                                                143
       Institutional Shares                                                                        38
       Adviser Shares                                                                              53
   Professional fees                                                                              182
   Other                                                                                           45
                                                                                             --------
       Total expenses                                                                          22,268
                                                                                             --------
NET INVESTMENT INCOME                                                                         136,759
                                                                                             --------

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
      Unaffiliated transactions                                                                   768
      Affiliated transactions (Note 8)                                                            716
      Foreign currency transactions                                                               (10)
      Futures transactions                                                                        261
  Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                            (118,922)
      Futures contracts                                                                           145
                                                                                             --------
             Net realized and unrealized loss                                                (117,042)
                                                                                             --------
      Increase in net assets resulting from operations                                       $ 19,717
                                                                                             ========

See accompanying notes to financial statements.

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------------------------------

                                                                                    2015            2014
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                      $  136,759      $  127,676
   Net realized gain on investments                                                1,484           3,416
   Net realized loss on foreign currency transactions                                (10)             (3)
   Net realized gain (loss) on futures transactions                                  261          (1,289)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                              (118,922)         56,417
       Foreign currency translations                                                   -              (2)
       Futures contracts                                                             145           1,557
                                                                              --------------------------
       Increase in net assets resulting from operations                           19,717         187,772
                                                                              --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                               (81,293)        (75,679)
       Institutional Shares                                                      (51,845)        (51,419)
       Adviser Shares                                                             (3,708)           (571)
                                                                              --------------------------
            Total distributions of net investment income                        (136,846)       (127,669)
                                                                              --------------------------
   Net realized gains:
       Fund Shares                                                                (2,835)           (681)
       Institutional Shares                                                       (1,745)           (448)
       Adviser Shares                                                               (128)             (4)
                                                                              --------------------------
            Total distributions of net realized gains                             (4,708)         (1,133)
                                                                              --------------------------
   Distributions to shareholders                                                (141,554)       (128,802)
                                                                              --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                   226,113         116,171
   Institutional Shares                                                           40,948         128,432
   Adviser Shares                                                                 80,042          33,697
                                                                              --------------------------
            Total net increase in net assets from capital
                share transactions                                               347,103         278,300
                                                                              --------------------------
   Net increase in net assets                                                    225,266         337,270

NET ASSETS
   Beginning of year                                                           3,253,901       2,916,631
                                                                              --------------------------
   End of year                                                                $3,479,167      $3,253,901
                                                                              ==========================
Undistributed net investment income:
   End of year                                                                $        1      $       97
                                                                              ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  55

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open- end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income without undue risk to principal.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts,

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

        Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

        of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

        duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A3. Additionally, certain bonds, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from the broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at July 31, 2015, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JULY 31, 2015* (IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                         ASSET DERIVATIVES                 LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------------
                               STATEMENT OF                            STATEMENT OF
DERIVATIVES NOT                ASSETS AND                              ASSETS AND
ACCOUNTED FOR AS               LIABILITIES                             LIABILITIES
HEDGING INSTRUMENTS            LOCATION                FAIR VALUE      LOCATION           FAIR VALUE
----------------------------------------------------------------------------------------------------
Interest rate contracts        Net unrealized           $261**               -                   $-
                               appreciation of
                               investments and
                               futures contracts
----------------------------------------------------------------------------------------------------

    *For open derivative instruments as of July 31, 2015, see the Portfolio of Investments, which also is indicative of activity for the year ended July 31, 2015.

    **Includes cumulative appreciation (depreciation) of futures as reported on the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2015
    (IN THOUSANDS)

                                                                                      CHANGE IN
DERIVATIVES NOT                                                                       UNREALIZED
ACCOUNTED FOR                   STATEMENT OF                      REALIZED            APPRECIATION
AS HEDGING                      OPERATIONS                        GAIN ON             (DEPRECIATION)
INSTRUMENTS                     LOCATION                          DERIVATIVES         ON DERIVATIVES
----------------------------------------------------------------------------------------------------
Interest rate contracts         Net realized and                        $261                 $145
                                unrealized gain (loss) on
                                futures transactions/
                                Change in unrealized
                                appreciation (depreciation)
                                of futures contracts
----------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,990,000.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $17,000, which represents 4.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, pay-down gains and losses, and distribution adjustments resulted in reclassifications to the Statement of Assets and Liabilities to decrease undistributed net investment income and increase accumulated net realized gain on investments by $9,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                         2015                   2014
                                                   -------------------------------------
Ordinary income*                                   $137,251,000             $127,669,000

Long-term realized capital gain                       4,303,000                1,133,000
                                                   ------------             ------------
  Total distributions paid                         $141,554,000             $128,802,000
                                                   ============             ============

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                               $     755,000
Undistributed long-term capital gains                                            3,630,000
Accumulated capital and other losses                                            (3,044,000)
Unrealized appreciation of investments                                          76,713,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on defaulted bond adjustments, and mark-to-market adjustments.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2015, the Fund deferred to August 1, 2015, post October capital losses of $3,044,000.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $887,953,000 and $419,499,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $3,359,638,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $136,081,000 and $59,367,000, respectively, resulting in net unrealized appreciation of $76,714,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                     YEAR ENDED               YEAR ENDED
                                    JULY 31, 2015            JULY 31, 2014
-------------------------------------------------------------------------------
                                SHARES       AMOUNT        SHARES        AMOUNT
                                -----------------------------------------------
FUND SHARES:
Shares sold                      54,712     $ 594,158     42,337      $ 457,892
Shares issued from
 reinvested dividends             7,369        79,868      6,677         72,246
Shares redeemed                 (41,362)     (447,913)   (38,420)      (413,967)
                                -----------------------------------------------
Net increase from
 capital share transactions      20,719     $ 226,113     10,594      $ 116,171
                                ===============================================
INSTITUTIONAL SHARES:
Shares sold                      27,965     $ 303,345     25,259      $ 273,136
Shares issued from
 reinvested dividends             4,680        50,722      4,672         50,556
Shares redeemed                 (28,861)     (313,119)   (18,086)      (195,260)
                                -----------------------------------------------
Net increase from
 capital share transactions       3,784     $  40,948     11,845      $ 128,432
                                ===============================================
ADVISER SHARES:
Shares sold                      11,174     $ 121,445      3,409      $  37,276
Shares issued from
 reinvested dividends               323         3,490         32            347
Shares redeemed                  (4,177)      (44,893)      (361)        (3,926)
                                -----------------------------------------------
Net increase from capital
 share transactions               7,320     $  80,042      3,080      $  33,697
                                ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to

================================================================================

68  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended July 31, 2015, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the year ended July 31, 2015, the Fund's effective annualized base fee was 0.30% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Index. The Index tracks the performance of funds in that invest primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. The share performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
-------------------------------------------------------------------
+/- 20 to 50                                 +/- 4
+/- 51 to 100                                +/- 5
+/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $12,145,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $1,141,000, $576,000, and $14,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.06%, 0.05%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $3,074,000, $1,273,000, and $148,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $96,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.95% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the year ended July 31, 2015, the Fund did not incur reimbursable expenses from the Manager.

================================================================================

70  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,809,000, $1,274,000, and $92,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $247,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative                                            1.0
USAA Target Retirement Income                                            1.6
USAA Target Retirement 2020                                              2.4
USAA Target Retirement 2030                                              3.5
USAA Target Retirement 2040                                              1.7
USAA Target Retirement 2050                                              0.6
USAA Target Retirement 2060                                              0.0*

* Represents less than 0.1%

The Manager is indirectly wholly owned by United States Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2015, USAA and its affiliates owned 490,000 shares which represent 4.4% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                        NET REALIZED
                                                           COST TO     GAIN (LOSS) TO
       SELLER                      PURCHASER              PURCHASER       SELLER
-------------------------------------------------------------------------------------
USAA Intermediate-Term        USAA Short-Term
 Bond                          Bond                     $12,859,000       $716,000
USAA High Income              USAA Intermediate-Term
                               Bond                       4,178,000        178,000
USAA Real Return              USAA Intermediate-Term
                               Bond                         440,000        (64,000)

================================================================================

72  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED JULY 31,
                                ---------------------------------------------------------------------------
                                      2015            2014              2013           2012            2011
                                ---------------------------------------------------------------------------
Net asset value at
 beginning of period            $    10.96      $    10.75        $    10.81     $    10.60      $    10.12
                                ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .43             .46               .48            .53             .56
 Net realized and
  unrealized gain (loss)              (.36)            .21              (.04)           .21             .47
                                ---------------------------------------------------------------------------
Total from
 investment operations                 .07             .67               .44            .74            1.03
                                ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.43)           (.46)             (.48)          (.53)           (.55)
 Realized capital gains               (.02)           (.00)(a)          (.02)             -               -
                                ---------------------------------------------------------------------------
Total distributions                   (.45)           (.46)             (.50)          (.53)           (.55)
                                ---------------------------------------------------------------------------
Net asset value at
 end of period                  $    10.58      $    10.96        $    10.75     $    10.81      $    10.60
                                ===========================================================================
Total return (%)*                      .58            6.37              4.08           7.27           10.44
Net assets at end of
 period (000)                   $2,079,610      $1,926,334        $1,775,162     $2,117,767      $1,731,646
Ratios to average
 net assets:**
 Expenses (%)(b)                       .68             .68(d)            .65(d)         .65             .65
 Expenses, excluding
  reimbursements (%)(b)                .68             .70               .71            .72             .72
 Net investment income (%)            3.96            4.21              4.38           5.07            5.33
Portfolio turnover (%)                  13               8                10             17              16(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $2,049,676,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -               -              (.00%)(+)      (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Reflects decreased trading activity due to market volatility.
(d) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the
    Fund Shares to 0.65% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED JULY 31,
                                ---------------------------------------------------------------------------
                                      2015            2014              2013           2012            2011
                                ---------------------------------------------------------------------------
Net asset value at
  beginning of period           $    10.96      $    10.75        $    10.81       $  10.60        $  10.12
                                ---------------------------------------------------------------------------
Income (loss) from
   investment operations:
 Net investment income                 .44             .47               .49            .54             .58
 Net realized and
   unrealized gain (loss)             (.36)            .21              (.04)           .21             .48
                                ---------------------------------------------------------------------------
Total from
 investment operations                 .08             .68               .45            .75            1.06
                                ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.44)           (.47)             (.49)          (.54)           (.58)
 Realized capital gains               (.02)           (.00)(a)          (.02)             -               -
                                ---------------------------------------------------------------------------
Total distributions                   (.46)           (.47)             (.51)          (.54)           (.58)
                                ---------------------------------------------------------------------------
Net asset value at
 end of period                  $    10.58      $    10.96        $    10.75       $  10.81        $  10.60
                                ===========================================================================
Total return (%)*                      .68            6.49              4.18           7.37           10.66
Net assets at end
 of period (000)                $1,280,804      $1,284,768        $1,132,579       $336,501        $194,889
Ratios to average
   net assets:**
 Expenses (%)(b)                       .58             .56               .55            .56             .45(c)
 Net investment
   income (%)                         4.07            4.32              4.41           5.13            5.53
Portfolio turnover (%)                  13               8                10             17              16(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,273,468,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -               -              (.00%)(+)      (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to 0.91% of the Institutional Shares' average net assets.
(d) Reflects decreased trading activity due to market volatility.

================================================================================

74  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                                         YEAR ENDED JULY 31,                    JULY 31,
                                -------------------------------------------------------------------------
                                    2015           2014             2013             2012         2011***
                                -------------------------------------------------------------------------
Net asset value at
 beginning of period            $  10.95        $ 10.74           $10.80           $10.60          $10.11
                                -------------------------------------------------------------------------
Income (loss) from
  investment operations:
 Net investment income               .41            .39(a)           .45              .50             .52
 Net realized and
  unrealized gain (loss)            (.35)           .25(a)          (.04)             .20             .49
                                -------------------------------------------------------------------------
Total from investment
 operations                          .06            .64(a)           .41              .70            1.01
                                -------------------------------------------------------------------------
Less distributions from:
 Net investment income              (.41)          (.43)            (.45)            (.50)           (.52)
 Realized capital gains             (.02)          (.00)(b)         (.02)               -               -
                                -------------------------------------------------------------------------
Total distributions                 (.43)          (.43)            (.47)            (.50)           (.52)
                                -------------------------------------------------------------------------
Net asset value at
  end of period                 $  10.58        $ 10.95           $10.74           $10.80          $10.60
                                =========================================================================
Total return (%)*                    .46           6.08             3.77             6.86           10.19
Net assets at end
 of period (000)                $118,753        $42,799           $8,890           $7,929          $6,109
Ratios to average
 net assets:**
 Expenses (%)(c)                     .89(f)         .94              .95              .95             .95(d)
 Expenses, excluding
  reimbursements (%)(c)              .89            .94             1.06             1.14            1.70(d)
Net investment income (%)           3.74           3.83             4.07             4.76            5.02(d)
Portfolio turnover (%)                13              8               10               17              16(e)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $99,220,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -              -             (.00%)(+)        (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects decreased trading activity due to market volatility.
(f) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the
    Adviser Shares to .95% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  75

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

76  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING             DURING PERIOD*
                                        ACCOUNT VALUE           ACCOUNT VALUE        FEBRUARY 1, 2015 -
                                       FEBRUARY 1, 2015         JULY 31, 2015          JULY 31, 2015
                                       ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $  985.50                 $3.35

Hypothetical
 (5% return before expenses)                1,000.00               1,021.42                  3.41

INSTITUTIONAL SHARES
Actual                                      1,000.00                 986.00                  2.86

Hypothetical
 (5% return before expenses)                1,000.00               1,021.92                  2.91

ADVISER SHARES
Actual                                      1,000.00                 985.30                  4.43

Hypothetical
 (5% return before expenses)                1,000.00               1,020.33                  4.51

*Expenses are equal to the annualized expense ratio of 0.68% for Fund Shares, 0.58% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (1.45)% for Fund Shares, (1.40)% for Institutional Shares, and (1.47)% for Adviser Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  77

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees

================================================================================

78  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                     ADVISORY AGREEMENT(S) |  79

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund

================================================================================

80  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board took into account management's discussion of the Fund's expenses.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2014, was in the top 10% of its performance universe for the three-year period ended December 31, 2014, and was in the top 5% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  81

================================================================================

The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints at specified asset levels, which allows the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

82  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

84  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds.
Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  85

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

86  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment
        Company Act of 1940.
    (2) Member of Executive Committee.
    (3) Member of Audit and Compliance Committee.
    (4) Member of Product Management and Distribution Committee.
    (5) Member of Corporate Governance Committee.
    (6) Member of Investments Committee.
    (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
    (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
    (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  87

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

88  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  89

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

90  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
at USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA                                                          --------------
    9800 Fredericksburg Road                                         PRSRT STD
    San Antonio, TX 78288                                          U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   40050-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA MONEY MARKET FUND]

 ======================================================

         ANNUAL REPORT
         USAA MONEY MARKET FUND
         JULY 31, 2015

 ======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE FINANCIAL
MARKETS, WE BELIEVE IT'S VITAL TO REMAIN            [PHOTO OF BROOKS ENGLEHARDT]
COMMITTED TO ONE'S LONG-TERM INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             9

    Report of Independent Registered
      Public Accounting Firm                                                 10

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        29

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                              44

ADVISORY AGREEMENT(S)                                                        46

TRUSTEES' AND OFFICERS' INFORMATION                                          51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209376-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA MONEY MARKET FUND (THE FUND) SEEKS THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

ANTHONY M. ERA, Jr.                               [PHOTO OF ANTHONY M. ERA, Jr.]
USAA Asset Management Company

--------------------------------------------------------------------------------

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the first half of the reporting period ended July 31, 2015, longer-term interest rates decreased. The yield on a U.S. 10-year Treasury security fell from 2.56% on July 31, 2014, to a low for the reporting period overall of 1.64% on January 30, 2015. In February 2015, longer-term interest rates changed direction and increased, reaching 2.24% on March 6, 2015 in response to a strong U.S. jobs report. Although interest rates fell again later in the month when the Federal Reserve (the Fed) removed the word "patient" from its language about the timing of a short-term interest rate hike, they began to increase again during the second quarter of 2015, driven higher by global events and shifting expectations about potential federal monetary action. Despite continued signs of improvement, weak first-quarter U.S. gross domestic product confirmed the fears of some market participants that the U.S. economy had yet to achieve a sustainable growth path. The Fed stated that any interest rate hike will be data dependent. In July 2015, interest rates decreased amid a broad flight to safety, as China's economy continued to slow, investors grew concerned about a possible Greek exit from the European Union, and there was the increasing possibility that Puerto Rico would default on its municipal debt obligations. Longer-term interest rates ended the reporting period lower than they began. On July 31, 2015, the 10-year U.S. Treasury yield stood at 2.18%.

    Despite the expectations of some market participants, the Fed did not raise short-term interest rates during the spring. Instead, Fed officials

================================================================================

2  | USAA MONEY MARKET FUND

================================================================================

    continued to hold the federal funds target rate between 0% and 0.25% and reiterated that any future interest rate increase would be data dependent. Accordingly, yields on money market funds remained at or near zero throughout the reporting period. Despite historically low absolute yields, investors continued to rely on money market funds for the relative safety and liquidity they offered.

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the reporting period ended July 31, 2015, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.01%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Because we lacked evidence of a sustained economic recovery, we did not expect short-term interest rates to rise in the near term. During the reporting period, we reinvested the proceeds of maturing bonds in corporate notes. We also continued to invest in variable-rate demand notes (VRDNs), which are likely to benefit when interest rates rise because of the frequency of their interest rate reset feature. The VRDNs owned by the Fund also give us flexibility because they can be sold at par (100% of face value) upon notice of seven days or less. In addition, most of these VRDNs are guaranteed by a bank letter of credit for the payment

    Refer to page 6 for the benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    of both principal and interest, providing the Fund with a degree of safety and liquidity.

    As always, we relied on our team of credit analysts to help us identify securities that represented relative value. These specialists continue to analyze and monitor every holding in the portfolio.

    Thank you for your continued investment in the Fund.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Variable rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (THE FUND) (Ticker Symbol: USAXX)

--------------------------------------------------------------------------------
                                     7/31/15                     7/31/14
--------------------------------------------------------------------------------
Net Assets                          $5.3 Billion                 $5.2 Billion
Net Asset Value Per Share              $1.00                        $1.00
Dollar-Weighted Average
 Portfolio Maturity(+)                51 Days                      50 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
       1 YEAR                       5 YEARS                      10 YEARS
        0.01%                        0.02%                         1.45%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 7/31/15                        EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------
       SUBSIDIZED                   0.01%                        0.63%
       UNSUBSIDIZED                -0.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                 o 7-DAY YIELD COMPARISON o

             [CHART OF 7-DAY YIELD COMPARISON]

                      USAA MONEY             iMONEYNET
                      MARKET FUND             AVERAGE
 7/29/2014               0.01                   0.01
 8/26/2014               0.01                   0.01
 9/30/2014               0.01                   0.01
10/28/2014               0.01                   0.01
11/25/2014               0.01                   0.01
12/30/2014               0.01                   0.01
 1/27/2015               0.01                   0.01
 2/24/2015               0.01                   0.01
 3/31/2015               0.01                   0.01
 4/28/2015               0.01                   0.01
 5/26/2015               0.01                   0.01
 6/30/2015               0.01                   0.01
 7/28/2015               0.01                   0.01

                     [END CHART]

      Data represents the last Tuesday of each month. Ending date 7/28/15.

The graph tracks the USAA Money Market Fund's seven-day yield against an average of first-tier major money market fund yields calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA MONEY MARKET FUND

================================================================================

             o CUMULATIVE PERFORMANCE OF $10,000 o

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                                  USAA MONEY
                                                  MARKET FUND
 7/31/2005                                        $10,000.00
 8/31/2005                                         10,025.21
 9/30/2005                                         10,053.08
10/31/2005                                         10,080.04
11/30/2005                                         10,109.63
12/31/2005                                         10,144.33
 1/31/2006                                         10,175.06
 2/28/2006                                         10,206.73
 3/31/2006                                         10,245.26
 4/30/2006                                         10,279.17
 5/31/2006                                         10,318.13
 6/30/2006                                         10,359.67
 7/31/2006                                         10,398.75
 8/31/2006                                         10,441.39
 9/30/2006                                         10,484.17
10/31/2006                                         10,525.72
11/30/2006                                         10,567.45
12/31/2006                                         10,613.65
 1/31/2007                                         10,654.36
 2/28/2007                                         10,693.68
 3/31/2007                                         10,738.67
 4/30/2007                                         10,779.51
 5/31/2007                                         10,823.38
 6/30/2007                                         10,867.17
 7/31/2007                                         10,909.76
 8/31/2007                                         10,959.00
 9/30/2007                                         10,998.53
10/31/2007                                         11,041.36
11/30/2007                                         11,083.37
12/31/2007                                         11,123.64
 1/31/2008                                         11,159.89
 2/29/2008                                         11,189.51
 3/31/2008                                         11,215.62
 4/30/2008                                         11,241.51
 5/31/2008                                         11,268.00
 6/30/2008                                         11,290.42
 7/31/2008                                         11,312.97
 8/31/2008                                         11,336.37
 9/30/2008                                         11,365.40
10/31/2008                                         11,404.43
11/30/2008                                         11,425.36
12/31/2008                                         11,444.30
 1/31/2009                                         11,458.38
 2/28/2009                                         11,469.64
 3/31/2009                                         11,481.50
 4/30/2009                                         11,492.19
 5/31/2009                                         11,503.91
 6/30/2009                                         11,514.38
 7/31/2009                                         11,523.58
 8/31/2009                                         11,529.60
 9/30/2009                                         11,533.69
10/31/2009                                         11,536.54
11/30/2009                                         11,538.01
12/31/2009                                         11,540.71
 1/31/2010                                         11,540.89
 2/28/2010                                         11,540.98
 3/31/2010                                         11,541.08
 4/30/2010                                         11,541.18
 5/31/2010                                         11,541.27
 6/30/2010                                         11,541.36
 7/31/2010                                         11,541.46
 8/31/2010                                         11,541.56
 9/30/2010                                         11,541.65
10/31/2010                                         11,541.75
11/30/2010                                         11,541.85
12/31/2010                                         11,543.25
 1/31/2011                                         11,543.34
 2/28/2011                                         11,543.43
 3/31/2011                                         11,543.52
 4/30/2011                                         11,543.62
 5/31/2011                                         11,543.72
 6/30/2011                                         11,543.81
 7/31/2011                                         11,543.91
 8/31/2011                                         11,544.00
 9/30/2011                                         11,544.10
10/31/2011                                         11,544.20
11/30/2011                                         11,544.29
12/31/2011                                         11,544.39
 1/31/2012                                         11,546.47
 2/29/2012                                         11,546.57
 3/31/2012                                         11,546.67
 4/30/2012                                         11,546.76
 5/31/2012                                         11,546.86
 6/30/2012                                         11,546.95
 7/31/2012                                         11,547.05
 8/31/2012                                         11,547.16
 9/30/2012                                         11,547.24
10/31/2012                                         11,547.34
11/30/2012                                         11,547.44
12/31/2012                                         11,547.88
 1/31/2013                                         11,547.98
 2/28/2013                                         11,548.06
 3/31/2013                                         11,548.16
 4/30/2013                                         11,548.26
 5/31/2013                                         11,548.35
 6/30/2013                                         11,548.45
 7/31/2013                                         11,548.55
 8/31/2013                                         11,548.64
 9/30/2013                                         11,548.74
10/31/2013                                         11,548.85
11/30/2013                                         11,548.95
12/31/2013                                         11,549.10
 1/31/2014                                         11,549.19
 2/28/2014                                         11,549.28
 3/31/2014                                         11,549.38
 4/30/2014                                         11,549.47
 5/31/2014                                         11,549.57
 6/30/2014                                         11,549.67
 7/31/2014                                         11,549.76
 8/31/2014                                         11,549.86
 9/30/2014                                         11,549.96
10/31/2014                                         11,550.06
11/30/2014                                         11,550.15
12/31/2014                                         11,550.32
 1/31/2015                                         11,550.41
 2/28/2015                                         11,550.50
 3/31/2015                                         11,550.60
 4/30/2015                                         11,550.70
 5/31/2015                                         11,550.79
 6/30/2015                                         11,550.89
 7/31/2015                                         11,550.99

                          [END CHART]

               Data from 7/31/05 through 7/31/15.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o PORTFOLIO MIX - 7/31/15 o

                            [PIE CHART PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 40.3%
COMMERCIAL PAPER                                                           26.4%
FIXED-RATE INSTRUMENTS                                                     26.0%
ADJUSTABLE-RATE NOTES                                                       4.7%
REPURCHASE AGREEMENTS                                                       1.4%
PUT BONDS                                                                   1.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-28.

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

                  LONG-TERM
                 CAPITAL GAIN                 QUALIFIED INTEREST
                DISTRIBUTIONS(1)                   INCOME
                ------------------------------------------------
                   $27,000                         $528,000
                ------------------------------------------------

(1)Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of
July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/  ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (26.0%)

              ASSET-BACKED FINANCING (0.7%)

$14,423       Bank of The West Auto Trust(a)                     0.38%         6/15/2016     $    14,423
 20,671       Suntrust Auto Receivables Trust(a)                 0.40          6/15/2016          20,671
                                                                                             -----------
                                                                                                  35,094
                                                                                             -----------
              DIVERSIFIED BANKS (18.8%)
 55,900       Bank of America Corp.                              3.70          9/01/2015          56,039
 66,011       Bank of America Corp.                              1.50         10/09/2015          66,093
 30,467       Bank of America Corp.                              1.25          1/11/2016          30,517
 25,000       Bank of Nova Scotia                                0.36         11/06/2015          25,000
 25,000       Bank of Nova Scotia                                0.40         12/23/2015          25,000
 25,000       Bank of Nova Scotia                                0.51          4/14/2016          25,000
 25,000       BNP Paribas S.A.                                   0.28          8/10/2015          25,000
 25,000       BNP Paribas S.A.                                   0.32          9/21/2015          25,000
 25,000       Canadian Imperial Bank of Commerce                 0.35         11/17/2015          25,000
 25,000       Canadian Imperial Bank of Commerce                 0.33         12/07/2015          25,000
 25,000       Canadian Imperial Bank of Commerce                 0.56          4/21/2016          25,000
 25,000       DnB NOR Bank ASA                                   0.32          9/23/2015          25,000
 25,000       DnB NOR Bank ASA                                   0.36          1/14/2016          25,000
 43,667       JPMorgan Chase & Co.                               1.10         10/15/2015          43,706
 47,716       JPMorgan Chase & Co.                               3.45          3/01/2016          48,448
 25,000       Landesbank Hessen Thuringen                        0.31          8/17/2015          25,000
 25,000       Lloyds Bank plc                                    0.40         11/18/2015          25,000
 25,000       Lloyds Bank plc                                    0.39          1/11/2016          25,000
 25,000       Mizuho Bank Ltd.                                   0.27         10/01/2015          25,000
 25,000       Natixis                                            0.24          9/01/2015          25,000
 25,000       Natixis                                            0.24          9/03/2015          25,000
 25,000       Norinchukin Bank                                   0.25          9/01/2015          25,000
 25,000       Rabobank Nederland N.V.                            0.25          8/04/2015          25,000
 25,000       Rabobank Nederland N.V.                            0.37         11/12/2015          25,000
 25,000       Skandinaviska Enskilda Banken AB                   0.30          9/08/2015          25,000
 25,000       Skandinaviska Enskilda Banken AB                   0.35         10/16/2015          25,000
 25,000       Skandinaviska Enskilda Banken AB                   0.34         11/30/2015          25,000
 25,000       Skandinaviska Enskilda Banken AB                   0.39          1/19/2016          25,000
 25,000       Standard Chartered Bank                            0.31          8/05/2015          25,000
 25,000       Standard Chartered Bank                            0.39         11/25/2015          25,000
 25,000       Standard Chartered Bank                            0.42          1/21/2016          25,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$25,000       Sumitomo Mitsui Banking Corp.                      0.27%        10/13/2015     $    25,000
 25,000       Svenska Handelsbanken                              0.29         10/29/2015          25,000
 25,000       Swedbank AB                                        0.37         12/02/2015          25,000
 25,000       Swedbank AB                                        0.38          1/28/2016          25,000
                                                                                             -----------
                                                                                                 994,803
                                                                                             -----------
              DIVERSIFIED CAPITAL MARKETS (1.4%)
 25,000       Credit Suisse AG                                   0.40         10/20/2015          25,000
 25,000       Credit Suisse AG                                   0.40         11/04/2015          25,000
 25,000       Credit Suisse AG                                   0.44          1/06/2016          25,000
                                                                                             -----------
                                                                                                  75,000
                                                                                             -----------
              GENERAL OBLIGATION (0.9%)
  8,000       Addison CSD                                        1.25          9/15/2015           8,008
 26,670       Frontier CSD                                       1.50          6/28/2016          26,874
 13,000       Yorkshire-Pioneer CSD                              1.50          6/29/2016          13,100
                                                                                             -----------
                                                                                                  47,982
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (0.9%)
 33,410       Morgan Stanley                                     3.45         11/02/2015          33,636
 13,317       Morgan Stanley                                     1.75          2/25/2016          13,386
                                                                                             -----------
                                                                                                  47,022
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
 30,213       General Electric Capital Corp.                     1.00          1/08/2016          30,286
 25,000       Toronto-Dominion Bank                              0.35          2/02/2016          25,000
 25,000       Toronto-Dominion Bank                              0.52          5/05/2016          25,000
                                                                                             -----------
                                                                                                  80,286
                                                                                             -----------
              REGIONAL BANKS (1.8%)
 25,000       Fifth Third Bank                                   0.34          1/04/2016          25,000
 25,000       MUFG Union Bank, N.A.                              0.34         10/13/2015          25,000
 25,000       MUFG Union Bank, N.A.                              0.30         10/19/2015          25,000
  5,405       MUFG Union Bank, N.A.                              3.00          6/06/2016           5,499
 11,562       PNC Funding Corp.                                  4.25          9/21/2015          11,619
                                                                                             -----------
                                                                                                  92,118
                                                                                             -----------
              Total Fixed-Rate Instruments (cost: $1,372,305)                                  1,372,305
                                                                                             -----------

              COMMERCIAL PAPER (26.4%)

              ASSET-BACKED FINANCING (16.7%)
 30,000       Alpine Securitization(a),(b)                       0.26          8/31/2015          29,993
 24,000       Barton Capital Corp.(a),(b)                        0.24          8/06/2015          23,999
 30,000       Barton Capital Corp.(a),(b)                        0.24          8/20/2015          29,996
 25,000       Barton Capital Corp.(a),(b)                        0.24          9/08/2015          24,994
 20,000       Barton Capital Corp.(a),(b)                        0.27         10/13/2015          19,989
 30,000       Cedar Springs Capital Corp.(a)                     0.36          8/07/2015          29,998

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$25,000       Cedar Springs Capital Corp.(a)                     0.36%         8/13/2015     $    24,997
 21,000       Cedar Springs Capital Corp.(a)                     0.25          8/24/2015          20,997
 25,000       Cedar Springs Capital Corp.(a)                     0.27          9/10/2015          24,992
 25,000       Cedar Springs Capital Corp.(a)                     0.30         10/21/2015          24,983
 12,022       Fairway Finance Corp.(a),(b)                       0.20          8/06/2015          12,022
 11,485       Fairway Finance Corp.(a),(b)                       0.26          8/18/2015          11,484
 30,000       Fairway Finance Corp.(a),(b)                       0.28          9/02/2015          29,992
 45,050       Fairway Finance Corp.(a),(b)                       0.25         10/05/2015          45,031
 25,000       Fairway Finance Corp.(a),(b)                       0.28         11/13/2015          24,980
  6,000       Gotham Funding Corp.(a),(b)                        0.15          8/10/2015           6,000
 25,000       Hannover Funding Co., LLC(a),(b)                   0.30          8/14/2015          24,997
 15,000       Liberty Street Funding, LLC(a),(b)                 0.24          9/28/2015          14,994
 20,000       Liberty Street Funding, LLC(a),(b)                 0.29         10/26/2015          19,986
 25,000       Liberty Street Funding, LLC(a),(b)                 0.37         12/21/2015          24,963
 35,000       LMA Americas, LLC(a),(b)                           0.31         10/14/2015          34,978
 25,000       Manhattan Asset Funding Co., LLC(a)                0.18          8/03/2015          25,000
 25,000       Manhattan Asset Funding Co., LLC(a)                0.18          8/11/2015          24,999
 30,000       Manhattan Asset Funding Co., LLC(a)                0.20          8/21/2015          29,997
 30,000       Nieuw Amsterdam Receivable Corp.(a),(b)            0.21          9/09/2015          29,993
 25,000       Old Line Funding, LLC(a),(b)                       0.27         10/05/2015          24,988
 22,000       Old Line Funding, LLC(a),(b)                       0.28         10/08/2015          21,988
 32,370       Old Line Funding, LLC(a),(b)                       0.22         10/26/2015          32,353
 21,000       Ridgefield Funding Co., LLC(a)                     0.21          9/10/2015          20,995
 30,000       Ridgefield Funding Co., LLC(a)                     0.32         10/14/2015          29,980
 10,000       Sheffield Receivables Corp.(a),(b)                 0.21          8/03/2015          10,000
 30,000       Sheffield Receivables Corp.(a),(b)                 0.27          8/18/2015          29,996
 15,000       Sheffield Receivables Corp.(a),(b)                 0.19          8/19/2015          14,999
 35,000       Sheffield Receivables Corp.(a),(b)                 0.22          8/24/2015          34,995
 25,646       Sheffield Receivables Corp.(a),(b)                 0.22          9/04/2015          25,641
 25,000       Victory Receivables Corp.(a),(b)                   0.17          8/25/2015          24,997
                                                                                             -----------
                                                                                                 885,286
                                                                                             -----------
              AUTOMOBILE MANUFACTURERS (0.5%)
  5,000       Hyundai Capital America(a),(b)                     0.42          8/06/2015           5,000
 19,323       Hyundai Capital America(a),(b)                     0.47          9/10/2015          19,313
                                                                                             -----------
                                                                                                  24,313
                                                                                             -----------
              AUTOMOTIVE RETAIL (0.5%)
 12,000       Autozone, Inc.(a),(b)                              0.40          8/04/2015          12,000
  3,000       Autozone, Inc.(a),(b)                              0.40          8/05/2015           3,000
  1,500       Autozone, Inc.(a),(b)                              0.40          8/07/2015           1,500
  9,000       Autozone, Inc.(a),(b)                              0.39          8/17/2015           8,998
                                                                                             -----------
                                                                                                  25,498
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.4%)
$15,000       LyondellBasell Investment, LLC(a),(b)              0.35%         8/11/2015     $    14,999
  9,000       LyondellBasell Investment, LLC(a),(b)              0.35          8/18/2015           8,998
                                                                                             -----------
                                                                                                  23,997
                                                                                             -----------
              EDUCATION (1.5%)
 15,000       Emory Univ.                                        0.17          8/20/2015          15,000
 36,100       Emory Univ.                                        0.15          8/25/2015          36,100
 15,000       Johns Hopkins Univ.                                0.15         10/19/2015          15,000
 15,000       Univ. of Texas System                              0.15          8/26/2015          15,000
                                                                                             -----------
                                                                                                  81,100
                                                                                             -----------
              EDUCATION SERVICES (0.3%)
 15,000       Baylor Univ.                                       0.15          8/18/2015          14,999
                                                                                             -----------
              ELECTRIC UTILITIES (0.4%)
  6,000       Pacific Gas & Electric Co.(a),(b)                  0.38          8/12/2015           5,999
 16,000       Pacific Gas & Electric Co.(a),(b)                  0.41          8/24/2015          15,996
                                                                                             -----------
                                                                                                  21,995
                                                                                             -----------
              ELECTRIC/GAS UTILITIES (1.0%)
 30,000       Long Island Power Auth. (LOC - Royal Bank
               of Canada)                                        0.18         10/01/2015          30,000
 22,107       South Carolina Public Service Auth.                0.25          8/05/2015          22,107
                                                                                             -----------
                                                                                                  52,107
                                                                                             -----------
              GENERAL OBLIGATION (1.5%)
 32,600       Texas Public Finance Auth.                         0.19          8/11/2015          32,600
 30,000       Texas Public Finance Auth.                         0.17          8/12/2015          30,000
 15,000       Texas Public Finance Auth.                         0.19          8/26/2015          15,000
                                                                                             -----------
                                                                                                  77,600
                                                                                             -----------
              HOSPITAL (3.1%)
  4,200       Catholic Health Initiatives                        0.38          8/03/2015           4,200
 20,000       Catholic Health Initiatives                        0.35          9/02/2015          19,994
 30,000       Inova Health Systems Foundation                    0.19          8/18/2015          29,998
 40,000       Inova Health Systems Foundation                    0.15          9/16/2015          39,992
 30,000       Inova Health Systems Foundation                    0.20         10/19/2015          29,987
 40,000       Kaiser Foundation Hospital                         0.15          9/16/2015          39,992
                                                                                             -----------
                                                                                                 164,163
                                                                                             -----------
              SOFT DRINKS (0.5%)
 25,000       Coca-Cola Co.(a),(b)                               0.40          1/26/2016          24,951
                                                                                             -----------
              Total Commercial Paper (cost: $1,396,009)                                        1,396,009
                                                                                             -----------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              PUT BONDS (1.0%)

              ELECTRIC UTILITIES (1.0%)
$50,000       Mobile IDB                                         0.65%         6/01/2034     $    50,000
  5,000       Mobile IDB                                         0.32          7/15/2034           5,000
                                                                                             -----------
                                                                                                  55,000
                                                                                             -----------
              Total Put Bonds (cost: $55,000)                                                     55,000
                                                                                             -----------

              VARIABLE-RATE DEMAND NOTES (40.3%)

              AEROSPACE & DEFENSE (0.6%)
  9,595       Albertville IDB (LOC - JPMorgan Chase Bank, N.A.)  0.14          3/01/2018           9,595
 23,610       GBG, LLC (LOC - Bank of New York Mellon)(a)        0.10          9/01/2027          23,610
                                                                                             -----------
                                                                                                  33,205
                                                                                             -----------
              AGRICULTURAL PRODUCTS (1.7%)
 15,000       Indiana Finance Auth.                              0.05          6/01/2041          15,000
 15,000       Iowa Finance Auth.                                 0.05          6/01/2036          15,000
 20,000       Iowa Finance Auth.                                 0.05          9/01/2036          20,000
 35,000       Iowa Finance Auth.                                 0.05          6/01/2039          35,000
  2,940       Washington Economic Dev. Finance Auth.
                (LOC - Bank of the West)                         0.09          9/01/2032           2,940
                                                                                             -----------
                                                                                                  87,940
                                                                                             -----------
              AIRLINES (0.7%)
 38,900       Chicago-O'Hare International Airport
                (LOC - Bayerische Landesbank)                    0.05          5/01/2035          38,900
                                                                                             -----------
              AIRPORT SERVICES (0.0%)
  1,800       San Antonio (LOC - Bank of America, N.A.)          0.17          4/01/2020           1,800
                                                                                             -----------
              AIRPORT/PORT (1.2%)
 47,025       Broward County (LIQ) (LOC - Deutsche
                Bank A.G.)(a)                                    0.16         10/01/2033          47,025
  4,260       Cleveland-Cuyahoga County (LOC - FirstMerit
                Bank, N.A.)                                      0.04          6/01/2031           4,260
 13,300       Denver City and County (LIQ) (LOC - Deutsche
                Bank A.G.)(a)                                    0.17         11/15/2032          13,300
                                                                                             -----------
                                                                                                  64,585
                                                                                             -----------
              ALUMINUM (0.2%)
  7,815       Hancock County (LOC - Wells Fargo Bank, N.A.)      0.22          4/01/2028           7,815
                                                                                             -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
  4,970       St. Charles Parish (LOC - Federal Home Loan
                Bank of Atlanta)                                 0.22          9/01/2024           4,970
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              ASSET-BACKED FINANCING (0.0%)
$ 2,250       Capital Markets Access Co., LLC (LOC - Federal
                Home Loan Bank of Atlanta)                       0.17%         8/01/2031     $     2,250
                                                                                             -----------
              AUTO PARTS & EQUIPMENT (0.2%)
  1,725       Elkhart County (LOC - Fifth Third Bank)            0.15         12/01/2027           1,725
  4,115       Illinois Finance Auth. (LOC - Federal Home Loan
               Bank of Chicago)                                  0.28          7/01/2040           4,115
  3,400       Savanna (LOC - Bank of America, N.A.)              0.09          5/01/2019           3,400
  1,225       Tippecanoe County (LOC - Fifth Third Bank)         0.15         11/01/2025           1,225
                                                                                             -----------
                                                                                                  10,465
                                                                                             -----------
              AUTOMOTIVE RETAIL (0.0%)
    990       Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                Bank, N.A.)                                      0.33          3/01/2021             990
                                                                                             -----------
              BUILDING PRODUCTS (0.7%)
  2,700       Atchison (LOC - Key Bank, N.A.)                    0.18          1/01/2033           2,700
  3,945       Cornell Iron Works, Inc. (LOC - Bank of
                America, N.A.)                                   0.38          4/01/2019           3,945
  2,070       Delaware EDA (LOC - Key Bank, N.A.)                0.18          4/01/2023           2,070
  3,200       Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)    0.16          4/01/2028           3,200
  4,885       Moondance Enterprises, LP (LOC - PNC Bank, N.A.)   0.20         11/01/2020           4,885
  1,050       Tazewell County IDA (LOC - PNC Bank, N.A.)         0.13          2/01/2017           1,050
  8,100       Union County (LOC - SunTrust Bank)                 0.26         10/01/2027           8,100
  9,400       Warren County (LOC - JPMorgan Chase Bank, N.A.)    0.16         12/01/2031           9,400
                                                                                             -----------
                                                                                                  35,350
                                                                                             -----------
              COMMERCIAL PRINTING (0.1%)
  1,550       Blair County IDA (LOC - PNC Bank, N.A.)            0.13          9/01/2017           1,550
  1,465       Colorado Housing and Finance Auth. (LOC - Wells
                Fargo Bank, N.A.)                                0.20          5/01/2027           1,465
  2,237       Fairway, LLC (LOC - Federal Home Loan Bank
                of San Francisco)                                0.15         12/01/2023           2,237
  2,300       Summit County Port Auth. (LOC - Key Bank, N.A.)    0.18          7/01/2023           2,300
                                                                                             -----------
                                                                                                   7,552
                                                                                             -----------
              COMMUNITY SERVICE (0.6%)
 11,600       Jackson County IDA (LOC - Commerce Bank, N.A.)     0.07          7/01/2025          11,600
  5,805       Toledo Lucas County Port Auth. (LOC - Fifth
                Third Bank)                                      0.09          9/01/2019           5,805
 16,010       Wisconsin Public Finance Auth.
                (LOC - Fifth Third Bank)                         0.09          2/01/2042          16,010
                                                                                             -----------
                                                                                                  33,415
                                                                                             -----------

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.2%)
$ 1,855       Franklin IDB (LOC - Federal Home Loan Bank
                of Chicago)                                      0.07%         7/01/2032     $     1,855
 10,000       Yavapai County IDA (LOC - Bank of Nova Scotia)     0.25          9/01/2035          10,000
                                                                                             -----------
                                                                                                  11,855
                                                                                             -----------
              DISTILLERS & VINTNERS (0.0%)
    100       Kentucky Rural EDA (LOC - PNC Bank, N.A.)          0.18         10/01/2016             100
                                                                                             -----------
              DISTRIBUTORS (0.3%)
 15,110       Bhavnani, LLC (LOC - U.S. Bank, N.A.)              0.16          5/01/2038          15,110
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.1%)
  6,500       Port of Port Arthur Navigation District            0.10          4/01/2033           6,500
                                                                                             -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (2.8%)
  5,000       Fiore Capital, LLC (LOC - Wells Fargo Bank, N.A.)  0.10          8/01/2045           5,000
  7,000       Fiore Capital, LLC (LOC - Wells Fargo Bank, N.A.)  0.10          8/01/2045           7,000
 13,955       Kansas City Tax Financing Commission (LOC - Key
                Bank, N.A.)                                      0.16          6/01/2024          13,955
 58,400       New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)              0.03          5/01/2042          58,400
 14,130       NPJ Properties, LP (LOC - Manufacturers &
                Traders Trust Co.)(a)                            0.54          2/01/2027          14,130
 28,355       Paca-Pratt Associates, Inc. (LOC - Manufacturers
                & Traders Trust Co.)                             0.54          1/01/2038          28,355
  7,442       Pinnacle Properties Dev. Group, LLC
                (LOC - Federal Home Loan Bank of Cincinnati)     0.17          6/15/2041           7,442
  2,000       Stice-Hill Holdings, L.C. (LOC - Hancock Bank)     1.50         12/01/2023           2,000
 12,995       Stobro Co., LP (LOC - Federal Home Loan
                Bank of Pittsburgh)                              0.16          1/01/2032          12,995
                                                                                             -----------
                                                                                                 149,277
                                                                                             -----------
              EDUCATION (1.2%)
  6,905       Colorado Educational and Cultural Facilities Auth.
                (LOC - Fifth Third Bank)                         0.05          1/01/2029           6,905
 10,000       Massachusetts Dev. Finance Agency (LOC - RBS
                Citizens, N.A.)                                  0.40          7/01/2043          10,000
  5,000       Michigan State Finance Auth. (LOC - Bank
                of Montreal)                                     0.13          9/01/2050           5,000
    555       Minnesota Higher Education Facilities Auth.
                (LOC - U.S. Bank, N.A.)                          0.14          4/01/2027             555
  7,670       Missouri Health and Educational Facilities Auth.
                (LOC - Fifth Third Bank)                         0.09          7/15/2037           7,670
  3,670       Nebraska Elementary and Secondary School
                Finance Auth. (LOC - Fifth Third Bank)           0.09          9/01/2029           3,670

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$19,110       New York City IDA (LOC - Key Bank, N.A.)           0.10%         7/01/2038     $    19,110
 10,350       Washington Higher Education Facilities Auth.       0.07         10/01/2031          10,350
                                                                                             -----------
                                                                                                  63,260
                                                                                             -----------
              EDUCATION SERVICES (0.6%)
  6,665       Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)  0.57          1/01/2025           6,665
  1,205       Educational Management Corp. (LOC - Old
                National Bank)                                   0.23          5/01/2023           1,205
  5,310       Harvest Time Tabernacle, Inc. (LOC - Federal
                Home Loan Bank of Dallas)                        0.25          8/01/2037           5,310
  2,751       Indian Creek Christian Church, Inc. (LOC - Fifth
                Third Bank)                                      0.24          1/01/2056           2,751
  4,000       Lexington-Fayette Urban County Government
                (LOC - Fifth Third Bank)                         0.11          1/01/2033           4,000
  3,625       Manhattan Christian College, Inc.
                (LOC - Federal Home Loan Bank of Topeka)         0.25          5/01/2036           3,625
  5,445       Rhode Island EDC (LOC - RBS Citizens, N.A.)        0.15          3/01/2038           5,445
  2,255       Summit Country Day School (LOC - U.S. Bank, N.A.)  0.35          2/01/2019           2,255
                                                                                             -----------
                                                                                                  31,256
                                                                                             -----------
              ELECTRIC UTILITIES (7.2%)
 39,900       Appling County Dev. Auth.                          0.02          9/01/2041          39,900
 34,040       Burke County Dev. Auth.                            0.02          7/01/2049          34,040
  9,000       California Financing Auth. (LOC - JPMorgan
                Chase Bank, N.A.)                                0.01         11/01/2026           9,000
  6,000       Dade County IDA                                    0.01          6/01/2021           6,000
 33,100       Escambia County                                    0.01          4/01/2039          33,100
 38,300       Garfield County Industrial Auth.                   0.07          1/01/2025          38,300
  4,800       Heard County Dev. Auth.                            0.03         12/01/2037           4,800
  6,000       Indiana Dev. Finance Auth.                         0.27         12/01/2038           6,000
  2,730       Jackson County                                     0.03          7/01/2022           2,730
 15,000       Miami-Dade County IDA                              0.02          2/01/2023          15,000
 10,600       Mississippi Business Finance Corp.                 0.12          7/01/2025          10,600
 13,520       Mississippi Business Finance Corp.                 0.12          5/01/2028          13,520
  7,250       Mobile IDB                                         0.02          9/01/2031           7,250
 12,000       Monroe County Dev. Auth.                           0.02          4/01/2032          12,000
 20,000       Muskogee Industrial Trust                          0.07          6/01/2027          20,000
 30,000       St. Lucie County                                   0.04          5/01/2024          30,000
 98,410       St. Lucie County                                   0.01          9/01/2028          98,410
                                                                                             -----------
                                                                                                 380,650
                                                                                             -----------
              ELECTRIC/GAS UTILITIES (0.8%)
 10,000       Central Plains Energy Project (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                    0.27          9/01/2037          10,000
 10,000       Chatom IDB (NBGA)                                  0.18          8/01/2041          10,000

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$19,300       Long Island Power Auth. (LOC - Bayerische
                Landesbank)                                      0.02%         5/01/2033     $    19,300
                                                                                             -----------
                                                                                                  39,300
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
  1,060       Colorado Housing and Finance Auth. (LOC - Wells
                Fargo Bank, N.A.)                                0.20         10/01/2032           1,060
  1,245       Washington IDA (LOC - HSBC Bank USA)               0.41         12/01/2019           1,245
                                                                                             -----------
                                                                                                   2,305
                                                                                             -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
  4,955       Putnam County IDA (LOC - RBS Citizens, N.A.)       0.46          7/01/2032           4,955
    935       Springfield IDA (LOC - Federal Home Loan Bank
                of Des Moines)                                   0.10          8/01/2025             935
                                                                                             -----------
                                                                                                   5,890
                                                                                             -----------
              FOOD DISTRIBUTORS (0.0%)
    375       Alameda County IDA (LOC - Comerica Bank, N.A.)     0.23         12/01/2040             375
                                                                                             -----------
              FOOD RETAIL (0.5%)
 18,750       Altoona-Blair County Dev. Corp. (LOC - PNC
                Bank, N.A.)(a)                                   0.15          4/01/2035          18,750
  6,420       Saubels Market, Inc. (LOC - Fulton Bank)           1.00          5/01/2034           6,420
                                                                                             -----------
                                                                                                  25,170
                                                                                             -----------
              FOREST PRODUCTS (0.1%)
  4,200       Rex Lumber, LLC (LOC - Federal Home Loan
                Bank of Dallas)                                  0.17          2/01/2022           4,200
                                                                                             -----------
              GENERAL MERCHANDISE STORES (0.1%)
  5,010       Marion EDA (LOC - Key Bank, N.A.)                  0.30          2/01/2035           5,010
                                                                                             -----------
              GENERAL OBLIGATION (2.2%)
  7,500       Bridgeview (LOC - Harris Bank, N.A.)               0.17         12/01/2038           7,500
  7,500       Bridgeview (LOC - Harris Bank, N.A.)               0.17         12/01/2038           7,500
 28,465       McHenry County (LIQ) (LOC - Deutsche Bank A.G.)(a) 0.17          1/15/2026          28,465
  7,025       Michigan Charter Township of Commerce
                (LOC - Comerica Bank, N.A.)                      0.18         10/01/2018           7,025
 34,545       Michigan Charter Township of Commerce
                (LOC - PNC Bank, N.A.)                           0.15         10/01/2034          34,545
 29,800       Will County Community High School District (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                    0.20          1/01/2026          29,800
                                                                                             -----------
                                                                                                 114,835
                                                                                             -----------
              HEALTH CARE EQUIPMENT (0.2%)
  1,540       Labcon North America (LOC - Bank of the West)      0.21          1/01/2040           1,540
  8,305       Labcon North America (LOC - Bank of the West)      0.21          6/01/2044           8,305
                                                                                             -----------
                                                                                                   9,845
                                                                                             -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (3.2%)
$ 7,065       Alexandria IDA (LOC - Bank of America, N.A.)       0.18%         7/01/2030     $     7,065
 10,280       Bronson Lifestyle Improvement & Research Center
                (LOC - Fifth Third Bank)                         0.28          9/01/2030          10,280
  1,920       Columbia County IDA (LOC - HSBC Bank USA)          0.18          7/01/2027           1,920
  5,375       Crozer Keystone Health System (LOC - TD
                Bank, N.A.)                                      0.15         12/15/2021           5,375
    480       District of Columbia (LOC - Manufacturers &
                Traders Trust Co.)                               0.54          7/01/2032             480
  3,715       Dunn Nursing Home, Inc. (LOC - Federal Home
               Loan Bank of Atlanta)                             0.17          2/01/2024           3,715
  8,170       Genoa Medical Dev., LLC (LOC - Fifth Third Bank)   0.24         12/01/2045           8,170
  4,025       Healthcare Network Properties, LLC
                (LOC - PNC Bank, N.A.)                           0.15          1/01/2029           4,025
  4,250       Heart Property, LLC (LOC - PNC Bank, N.A.)         0.23          7/01/2026           4,250
  2,000       HP LRHS Land, LLC (LOC - U.S. Bank, N.A.)          0.23         10/01/2030           2,000
  4,930       IHA Capital Dev., LLC (LOC - Fifth Third Bank)     0.24          6/01/2053           4,930
  3,885       Louisiana Public Facilities Auth. (LOC - Capital
                One, N.A.)                                       0.33          7/01/2028           3,885
  1,100       MBE Investment Co., LLC (LOC - Comerica
                Bank, N.A.)                                      0.25          2/01/2051           1,100
  3,490       MCE MOB IV, LP (LOC - PNC Bank, N.A.)              0.20          8/01/2022           3,490
  3,460       Medical Center of Athens (LOC - Federal Home
                Loan Bank of Atlanta)                            0.24          9/01/2032           3,460
  7,180       Medical Properties Investment Co. (LOC - Fifth
                Third Bank)                                      0.24         11/01/2035           7,180
  7,560       MediLucent MOB I, LP (LOC - PNC Bank, N.A.)        0.20          8/01/2030           7,560
 12,055       MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)        0.38         11/01/2035          12,055
  3,795       Onondaga County IDA (LOC - HSBC Bank USA)          0.18          1/01/2023           3,795
 19,480       OSF Finance Co., LLC (LOC - PNC Bank, N.A.)        0.15         12/01/2037          19,480
  2,565       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          8/01/2037           2,565
  2,540       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          8/01/2037           2,540
  6,690       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          8/01/2037           6,690
  4,660       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          8/01/2037           4,660
  3,015       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          8/01/2037           3,015
  3,875       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          8/01/2037           3,875
  2,165       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          8/01/2037           2,165

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$23,290       Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                      0.17%         8/01/2037     $    23,290
  5,465       Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)   0.29         10/01/2026           5,465
  2,785       Syracuse IDA (LOC - HSBC Bank USA)                 0.18          1/01/2023           2,785
                                                                                             -----------
                                                                                                 171,265
                                                                                             -----------
              HEALTH CARE SERVICES (0.3%)
  6,700       Central Ohio Medical Textiles (LOC - PNC
                Bank, N.A.)                                      0.20          3/01/2023           6,700
  6,120       Kaneville Road Joint Venture (LOC - Federal
                Home Loan Bank of Chicago)                       0.17         11/01/2032           6,120
  4,070       Vold Vision Ventures, LLC (LOC - Federal Home
                Loan Bank of Dallas)                             0.25         10/01/2039           4,070
                                                                                             -----------
                                                                                                  16,890
                                                                                             -----------
              HEALTH MISCELLANEOUS (0.1%)
  2,060       Kent Hospital Finance Auth. (LOC - Fifth
                Third Bank)                                      0.11         10/01/2041           2,060
  3,875       Michigan Strategic Fund Ltd. (LOC - Fifth
                Third Bank)                                      0.12          8/01/2023           3,875
                                                                                             -----------
                                                                                                   5,935
                                                                                             -----------
              HOME FURNISHINGS (0.3%)
  3,020       Caddo Parish IDB (LOC - Capital One, N.A.)         0.35          7/01/2024           3,020
  4,000       Fulton County Dev. Auth. (LOC - Wells Fargo
                Bank, N.A.)                                      0.34          6/01/2027           4,000
  2,300       Jasper County IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                      0.28          8/01/2016           2,300
  1,800       Michigan Strategic Fund Ltd. (LOC - JPMorgan
                Chase Bank, N.A.)                                0.11          9/01/2030           1,800
  2,050       Walton County Industrial Building Auth.
                (LOC - Wells Fargo Bank, N.A.)                   0.34         10/01/2017           2,050
                                                                                             -----------
                                                                                                  13,170
                                                                                             -----------
              HOME IMPROVEMENT RETAIL (0.1%)
  5,660       Brookhaven IDA (LOC - Capital One, N.A.)           0.37          1/01/2025           5,660
                                                                                             -----------
              HOSPITAL (0.8%)
  3,170       Albany IDA (LOC - RBS Citizens, N.A.)              1.09          5/01/2035           3,170
  1,730       Johnson City Health and Educational Facilities
                Board (LOC - U.S. Bank, N.A.)                    0.12          7/01/2033           1,730
 10,035       Lee Memorial Health System (LIQ) (LOC - Deutsche
                Bank A.G.)(a)                                    0.17          4/01/2037          10,035
  7,500       Michigan Hospital Finance Auth. (LOC - Fifth
                Third Bank)                                      0.13         12/01/2032           7,500
  8,510       Nassau Health Care Corp. (LOC - JPMorgan
                Chase Bank, N.A.)                                0.13          8/01/2022           8,510

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$ 8,485       West Virginia State Hospital Finance Auth.
                (LOC - Fifth Third Bank)                         0.10%        10/01/2033     $     8,485
                                                                                             -----------
                                                                                                  39,430
                                                                                             -----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
  2,700       Connecticut Dev. Auth. (LOC - TD Bank, N.A.)       0.23         12/01/2028           2,700
  1,700       Doghouse Properties, LLC (LOC - Federal
                Home Loan Bank of Atlanta)                       0.21          5/01/2027           1,700
  8,670       Forward Corp. (LOC - Fifth Third Bank)             0.24         12/01/2030           8,670
  2,461       Merger Hospitality, LLC (LOC - Fifth Third Bank)   0.29          4/01/2026           2,461
                                                                                             -----------
                                                                                                  15,531
                                                                                             -----------
              HOUSEHOLD APPLIANCES (0.0%)
  1,375       Stark County (LOC - Key Bank, N.A.)                0.18          6/01/2018           1,375
                                                                                             -----------
              HOUSEWARES & SPECIALTIES (0.0%)
  1,805       Schulte Corp. (LOC - Fifth Third Bank)             0.24          9/01/2024           1,805
                                                                                             -----------
              INDUSTRIAL GASES (0.1%)
  4,000       Louisiana Public Facilities Auth.                  0.01         12/01/2042           4,000
                                                                                             -----------
              INDUSTRIAL MACHINERY (0.2%)
  2,330       AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)   0.23          5/01/2021           2,330
  3,040       Fulton County Dev. Auth. (LOC - Federal
                Home Loan Bank of Atlanta)                       0.10          5/01/2030           3,040
    820       Henderson County (LOC - Wells Fargo Bank, N.A.)    0.08         11/01/2019             820
  2,075       Lynchburg IDA (LOC - PNC Bank, N.A.)               0.13          3/01/2029           2,075
    600       Michigan Strategic Fund Ltd. (LOC - Fifth
                Third Bank)                                      0.15          3/01/2023             600
  1,335       South Carolina Jobs EDA (LOC - Key Bank, N.A.)     0.18          4/01/2022           1,335
  1,115       Trumbull County (LOC - Key Bank, N.A.)             0.18          4/01/2017           1,115
                                                                                             -----------
                                                                                                  11,315
                                                                                             -----------
              INTEGRATED OIL & GAS (0.4%)
 20,000       Calhoun County Navigation IDA                      0.05          1/01/2024          20,000
                                                                                             -----------
              LEISURE FACILITIES (0.3%)
  4,630       Cattail Creek Country Club, Inc.
                (LOC - Manufacturers & Traders Trust Co.)        0.54          3/01/2031           4,630
  9,400       Turfway Park, LLC (LOC - Fifth Third Bank)         0.33          7/01/2022           9,400
                                                                                             -----------
                                                                                                  14,030
                                                                                             -----------
              LEISURE PRODUCTS (0.1%)
  5,450       Charter Lakes Capital, LLC (LOC - U.S.
                Bank, N.A.)                                      0.15         10/01/2046           5,450
  1,570       Rhode Island Industrial Facilities Corp.
                (LOC - TD Bank, N.A.)                            0.15          2/01/2021           1,570
                                                                                             -----------
                                                                                                   7,020
                                                                                             -----------

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.3%)
$ 2,150       Craig Moran Irrevocable Life Insurance Trust
                (LOC - Bank of Oklahoma, N.A.)                   0.17%         1/01/2035     $     2,150
  1,890       Frank Moran Irrevocable Life Insurance Trust
                (LOC - Bank of Oklahoma, N.A.)                   0.17          1/01/2035           1,890
  6,460       Harry M. Rubin 2014 Insurance Trust (LOC - Wells
               Fargo Bank, N.A.)                                 0.17          9/01/2034           6,460
  2,450       Kevin Moran Irrevocable Life Insurance Trust
                (LOC - Bank of Oklahoma, N.A.)                   0.17          1/01/2035           2,450
  9,825       KVR Insurance Trust (LOC - Bank of
                Oklahoma, N.A.)                                  0.17          6/01/2034           9,825
  5,090       Larry L. Henry 2013 Family Trust (LOC - Wells
                Fargo Bank, N.A.)                                0.17         11/01/2033           5,090
  3,950       Lavonia O. Frick Family Trust (LOC - Wells
                Fargo Bank, N.A.)                                0.17          8/01/2028           3,950
 13,355       Lavonne Johnson Life Insurance Trust (LOC -
                Federal Home Loan Bank of Atlanta)               0.17          6/01/2031          13,355
  8,870       Lynette J. Keane Insurance Trust (LOC - Wells
                Fargo Bank, N.A.)                                0.17         10/01/2033           8,870
  3,405       Moran Enterprises Corp. (LOC - Bank of
                Oklahoma, N.A.)                                  0.17          1/01/2035           3,405
  5,565       Raymon Lee Ince Irrevocable Trust (LOC - Bank of
                Oklahoma, N.A.)                                  0.17          7/01/2033           5,565
  5,375       Sullivan Irrevocable Trust (LOC - Wells Fargo
                Bank, N.A.)                                      0.17          2/01/2035           5,375
                                                                                             -----------
                                                                                                  68,385
                                                                                             -----------
              MOVIES & ENTERTAINMENT (0.3%)
 14,110       Esplanade Theatres, LLC (LOC - Federal Home
                Loan Bank of Dallas)                             0.22         11/01/2042          14,110
  2,500       Kenner Theatres, LLC (LOC - Federal Home Loan
                Bank of Dallas)                                  0.22          2/01/2042           2,500
                                                                                             -----------
                                                                                                  16,610
                                                                                             -----------
              MULTIFAMILY HOUSING (1.5%)
  8,190       Alabama Housing Finance Auth. (LOC - U.S.
                Bank, N.A.)                                      0.04          4/01/2037           8,190
  7,046       Elkhart County (LOC - FirstMerit Bank, N.A.)       0.13          1/01/2035           7,046
  7,850       Florida Housing Finance Corp.
                (LOC - SunTrust Bank)                            0.25          4/01/2034           7,850
  7,400       Gwinnett County Housing Auth. (LOC - SunTrust
                Bank)                                            0.23          3/01/2041           7,400
 10,000       Nebraska Investment Finance Auth.
                (LOC - Citibank, N.A.)                           0.04         10/01/2042          10,000
  4,785       Nevada Housing Division (LOC - Citibank, N.A.)     0.04         10/01/2035           4,785

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$ 3,685       New York Housing Finance Agency (LOC -
                Citibank, N.A.)                                  0.03%         5/01/2039     $     3,685
 24,150       New York Housing Finance Agency (LOC -
                Landesbank Hessen-Thuringen)                     0.02          5/01/2041          24,150
  6,600       New York Housing Finance Agency (LOC -
                Landesbank Hessen-Thuringen)                     0.06          5/01/2041           6,600
    965       Vermont Housing Finance Agency (LOC - Key
                Bank, N.A.)                                      0.18          1/01/2038             965
    930       Washington Housing Finance Commission (LOC -
                Mizuho Corporate Bank Ltd.)                      0.24          6/15/2037             930
                                                                                             -----------
                                                                                                  81,601
                                                                                             -----------
              NURSING/CCRC (0.4%)
  2,255       Berks County Municipal Auth. (LOC - Citizens Bank
                of Pennsylvania)                                 0.35          5/15/2022           2,255
  3,270       Butler County Hospital Auth. (LOC - Citizens Bank
                of Pennsylvania)                                 0.35         10/01/2042           3,270
 13,160       Jackson County EDC (LOC - Bank of America, N.A.)   0.03         11/01/2031          13,160
    705       Roanoke County EDA (LOC - Branch Banking &
                Trust Co.)                                       1.19         10/01/2028             705
                                                                                             -----------
                                                                                                  19,390
                                                                                             -----------
              PACKAGED FOODS & MEAT (0.4%)
  2,975       Brewster Dairy, Inc. (LOC - Bank of Montreal)      0.23          4/03/2023           2,975
  2,200       Indiana Finance Auth. (LOC - Bank of
                America, N.A.)                                   0.17         12/01/2027           2,200
  2,055       Lancaster IDA (LOC - Fulton Bank)                  1.00          6/01/2027           2,055
  2,800       Michigan Strategic Fund Ltd.
                (LOC - AgriBank, FCB)                            0.07          6/01/2024           2,800
  7,500       Premier Mushrooms, Inc. (LOC - CoBank, ACB)        0.17         12/01/2037           7,500
  3,060       St. Tammany Parish (LOC - Federal Home Loan
                Bank of Dallas)                                  0.22          7/01/2022           3,060
                                                                                             -----------
                                                                                                  20,590
                                                                                             -----------
              PAPER PACKAGING (0.0%)
    255       Washington Finance EDA (LOC - Wells Fargo
                Bank, N.A.)                                      0.23          4/01/2033             255
                                                                                             -----------
              PAPER PRODUCTS (0.1%)
    870       Jackson Paper Co. (LOC - Federal Home Loan
                Bank of Atlanta)                                 0.21          4/01/2027             870
  5,600       Willacoochee Dev. Auth. (LOC - Federal Home
                Loan Bank of Atlanta)                            0.12          5/01/2021           5,600
                                                                                             -----------
                                                                                                   6,470
                                                                                             -----------
              PHARMACEUTICALS (1.5%)
  7,000       Montgomery County IDA (LOC - Landesbank
                Hessen-Thuringen)                                0.13          4/01/2022           7,000

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$20,000       New Hampshire Business Finance Auth. (LOC -
                Landesbank Hessen-Thuringen)                     0.13%        11/01/2020     $    20,000
 19,500       New Hampshire Business Finance Auth. (LOC -
                Landesbank Hessen-Thuringen)                     0.13          9/01/2025          19,500
 30,000       New Hampshire Business Finance Auth. (LOC -
                Landesbank Hessen-Thuringen)                     0.13          4/01/2030          30,000
                                                                                             -----------
                                                                                                  76,500
                                                                                             -----------
              PUBLISHING (0.0%)
  1,800       Washington Economic Dev. Finance Auth. (LOC -
                U.S. Bank, N.A.)                                 0.15          1/01/2033           1,800
                                                                                             -----------
              REAL ESTATE OPERATING COMPANIES (3.3%)
  1,120       AM Investment Partners, LLC (LOC - Federal
                Home Loan Bank of Indianapolis)                  0.25          6/01/2056           1,120
  2,830       Beavercreek Enterprises, Inc. (LOC - PNC
                Bank, N.A.)                                      0.23          3/02/2020           2,830
  2,680       Cain Capital Investments, LLC (LOC - Federal
                Home Loan Bank of Cincinnati)                    0.26         10/01/2046           2,680
 34,490       Carew Realty, Inc. (LOC - Fifth Third Bank)        0.24          5/01/2037          34,490
 11,295       Delos, LLC (LOC - Wells Fargo Bank, N.A.)          0.26          3/01/2037          11,295
  3,110       Dennis Wesley Co., Inc. (LOC - Federal Home Loan
                Bank of Indianapolis)                            0.17          6/15/2034           3,110
  4,305       East Hempfield IDA (LOC - Fulton Bank)             0.65         10/15/2026           4,305
 11,145       Elsinore Properties, LP (LOC - Fifth Third Bank)   0.24          2/01/2037          11,145
  4,090       EMF, LLC (LOC - Comerica Bank, N.A.)               0.23          6/01/2042           4,090
  4,255       Forsyth County (LOC - Fifth Third Bank)            0.13          1/01/2037           4,255
  2,744       Herman & Kittle Capital, LLC (LOC - Fifth
                Third Bank)                                      0.24          6/01/2055           2,744
  1,570       Icon Finance, LLC (LOC - Fifth Third Bank)         0.29          5/15/2026           1,570
    785       Indianapolis (LOC - RBS Citizens, N.A.)            0.31         11/01/2042             785
  1,510       Islip IDA (LOC - Citibank, N.A.)                   0.32         12/01/2020           1,510
  5,820       Koar D'Iberville Center (LOC - Federal Home
                Loan Bank of Dallas)                             0.18          1/01/2033           5,820
  4,680       Lodge Apartments Holdings, LLC (LOC - Mizuho
                Corporate Bank Ltd.)                             0.18          3/01/2026           4,680
  6,000       MB N4P3, LLC (LOC - Federal Home Loan Bank
                of San Francisco)                                0.14          2/01/2055           6,000
  4,325       Michigan Equity Group, LLC (LOC - Fifth
                Third Bank)                                      0.24          4/01/2034           4,325
  4,000       Michigan Equity Group, LLC (LOC - Fifth
                Third Bank)                                      0.24         12/01/2034           4,000
  4,850       New York City Housing Dev. Corp. (LOC -
                Landesbank Hessen-Thuringen)                     0.07         12/01/2036           4,850

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$ 3,845       Partisan Property, Inc. (LOC - Wells Fargo
                Bank, N.A.)                                      0.19%         9/01/2044     $     3,845
  2,800       Pennsylvania Economic Dev. Financing Auth.
                (LOC - PNC Bank, N.A.)                           0.20          4/01/2035           2,800
  1,135       Science & Tech Campus (LOC - Fifth Third Bank)     0.29         11/01/2020           1,135
 16,370       Sugar Creek Finance Co., LLC (LOC - Northern
                Trust Co.)                                       0.14          6/01/2042          16,370
 31,245       Sunroad Centrum Apartments 23 (LOC - Comerica
                Bank, N.A.)                                      0.18          5/01/2055          31,245
  3,565       Syracuse IDA (LOC - Key Bank, N.A.)                0.18         10/01/2039           3,565
                                                                                             -----------
                                                                                                 174,564
                                                                                             -----------
              REAL ESTATE TAX/FEE (0.3%)
  3,700       Jasper, Morgan, Newton, & Walton County (LOC -
                JPMorgan Chase Bank, N.A.)                       0.19         12/01/2020           3,700
 10,000       Traer Creek Metropolitan District (LOC - BNP
                Paribas)                                         0.13         10/01/2030          10,000
                                                                                             -----------
                                                                                                  13,700
                                                                                             -----------
              REGIONAL BANKS (0.0%)
  2,250       Cobb County IDA (LOC - Federal Home Loan
                Bank of Atlanta)                                 0.17          2/01/2030           2,250
                                                                                             -----------
              SINGLE FAMILY HOUSING (0.1%)
  3,975       Montgomery County (LOC - PNC Bank, N.A.)           0.15          7/01/2039           3,975
                                                                                             -----------
              SOLID WASTE DISPOSAL (0.0%)
  2,185       Marion County IDA (LOC - SunTrust Bank)            0.25         10/01/2026           2,185
                                                                                             -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
  3,135       Sheridan Redevelopment Agency (LOC - JPMorgan
                Chase Bank, N.A.)                                0.25         12/01/2029           3,135
                                                                                             -----------
              SPECIALTY STORES (0.7%)
 32,670       Bass Pro Rossford Development Co., LLC (LOC -
                Fifth Third Bank)                                0.29         11/01/2027          32,670
  2,550       Nextgen Automotive, LLC (LOC - Fifth Third Bank)   0.24          4/01/2048           2,550
                                                                                             -----------
                                                                                                  35,220
                                                                                             -----------
              STEEL (1.3%)
  2,500       Berkeley County                                    0.24          9/01/2028           2,500
 10,000       Berkeley County                                    0.18          4/01/2031          10,000
    522       Decatur IDB                                        0.24          8/01/2036             522
  3,965       Klein Steel Services, Inc. (LOC - Manufacturers &
                Traders Trust Co.)(a)                            0.54          8/01/2025           3,965
  2,500       Mississippi Business Finance Corp. (LOC - Federal
                Home Loan Bank of Dallas)                        0.18          7/01/2020           2,500

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON         FINAL               VALUE
(000)         SECURITY                                           RATE         MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$20,000       SSAB AB (LOC - Swedbank AB)                        0.17%         4/01/2034     $    20,000
 15,000       SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)    0.17          5/01/2034          15,000
 15,000       SSAB AB (LOC - DNB Bank ASA)                       0.17          6/01/2035          15,000
                                                                                             -----------
                                                                                                  69,487
                                                                                             -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
  1,230       Alameda County IDA (LOC - Bank of the West)        0.21         12/01/2040           1,230
                                                                                             -----------
              WATER UTILITIES (0.1%)
  4,000       Indiana Finance Auth. (LOC - Fifth Third Bank)     0.13         12/01/2028           4,000
    930       Iowa Finance Auth. (LOC - Societe Generale)        0.20         11/01/2017             930
  1,207       L3 Corp. (LOC - Fifth Third Bank)                  0.29         10/01/2034           1,207
                                                                                             -----------
                                                                                                   6,137
                                                                                             -----------
              WATER/SEWER UTILITY (0.1%)
  4,795       Hesperia Public Financing Auth. (LOC - Bank of
               the West)                                         0.17          6/01/2026           4,795
                                                                                             -----------
              Total Variable-Rate Demand Notes (cost: $2,129,880)                              2,129,880
                                                                                             -----------

              ADJUSTABLE-RATE NOTES (4.7%)

              DIVERSIFIED BANKS (2.9%)
 12,822       Bank of America Corp.                              1.10          3/22/2016          12,854
 47,235       JPMorgan Chase & Co.                               0.95         10/15/2015          47,277
 43,073       JPMorgan Chase & Co.                               0.90          2/26/2016          43,137
 53,339       Wells Fargo & Co.                                  0.49         10/28/2015          53,353
                                                                                             -----------
                                                                                                 156,621
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (1.7%)
 61,302       Goldman Sachs Group, Inc.                          0.73          3/22/2016          61,297
  1,349       Morgan Stanley                                     3.00          8/30/2015           1,351
 10,285       Morgan Stanley                                     0.77         10/15/2015          10,290
 15,081       Morgan Stanley                                     1.53          2/25/2016          15,157
                                                                                             -----------
                                                                                                  88,095
                                                                                             -----------
              REGIONAL BANKS (0.1%)
  4,800       Fifth Third Bank                                   0.69          2/26/2016           4,802
                                                                                             -----------
              Total Adjustable-Rate Notes (cost: $249,518)                                       249,518
                                                                                             -----------

              REPURCHASE AGREEMENTS (1.4%)
 25,000       Bank of America, 0.12%, acquired 7/31/2015 and due on 8/3/2015 at $25,000 (collateralized by $25,489 of U.S. Treasury, 0.25%(c),
                due 12/31/2015; market value $25,500)                                             25,000
 25,000       Credit Agricole Corp. Inv. Bank, 0.13%, acquired 7/31/2015 and due on 8/3/2015 at $25,000 (collateralized by $25,528 of U.S.
                Treasury, 0.63%(c), due 7/31/2017; market value $25,500)                          25,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                             VALUE
(000)         SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
$25,000       HSBC USA, Inc., 0.13%, acquired 7/31/2015 and due on 8/3/2015 at $25,000 (collateralized by $24,007 of U.S. Treasury, 3.25%-3.50%(c), due 7/31/2016-5/15/2020; $30 of U.S. Treasury, 2.48%(d),
                due 11/15/2026; combined market value $25,502)                                $   25,000
                                                                                              ----------
              Total Repurchase Agreements (cost: $75,000)                                         75,000
                                                                                              ----------
              TOTAL INVESTMENTS (COST: $5,277,712)                                            $5,277,712
                                                                                              ==========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS          INPUTS           TOTAL
--------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-           $1,372,305              $-      $1,372,305
Commercial Paper                                  -            1,396,009               -       1,396,009
Put Bonds                                         -               55,000               -          55,000
Variable-Rate Demand Notes                        -            2,129,880               -       2,129,880
Adjustable-Rate Notes                             -              249,518               -         249,518
Repurchase Agreements                             -               75,000               -          75,000
--------------------------------------------------------------------------------------------------------
Total                                            $-           $5,277,712              $-      $5,277,712
--------------------------------------------------------------------------------------------------------

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at July 31, 2015, for federal income tax purposes, was $5,277,712,000.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    COMMERCIAL PAPER - Unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

    PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CSD    Central School District

    EDA    Economic Development Authority

    EDC    Economic Development Corp.

    IDA    Industrial Development Authority/Agency

    IDB    Industrial Development Board

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from National Rural Utility Corp.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's
        Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial
        Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)                       $5,277,712
   Cash                                                                                            4,763
   Receivables:
       Capital shares sold                                                                        18,145
       USAA Asset Management Company (Note 4C)                                                       110
       Interest                                                                                    4,303
                                                                                              ----------
           Total assets                                                                        5,305,033
                                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                                         7,808
      Capital shares redeemed                                                                      5,822
      Dividends on capital shares                                                                     11
   Accrued management fees                                                                         1,081
   Accrued transfer agent's fees                                                                     807
   Other accrued expenses and payables                                                               252
                                                                                              ----------
          Total liabilities                                                                       15,781
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $5,289,252
                                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                             $5,289,261
  Overdistribution of net investment income                                                          (10)
  Accumulated net realized gain on investments                                                         1
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $5,289,252
                                                                                              ==========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                                 5,289,783
                                                                                              ==========
  Net asset value, redemption price, and offering price per share                             $     1.00
                                                                                              ==========


See accompanying notes to financial statements.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                            $ 12,939
                                                                                              --------
EXPENSES
   Management fees                                                                              12,664
   Administration and servicing fees                                                             5,277
   Transfer agent's fees                                                                        14,608
   Custody and accounting fees                                                                     543
   Postage                                                                                         641
   Shareholder reporting fees                                                                      190
   Trustees' fees                                                                                   26
   Registration fees                                                                                96
   Professional fees                                                                               208
   Other                                                                                            68
                                                                                              --------
      Total expenses                                                                            34,321
   Expenses reimbursed                                                                         (21,910)
                                                                                              --------
      Net expenses                                                                              12,411
                                                                                              --------
NET INVESTMENT INCOME                                                                              528
                                                                                              --------

NET REALIZED GAIN ON INVESTMENTS

  Net realized gain                                                                                 28
                                                                                              --------
  Increase in net assets resulting from operations                                            $    556
                                                                                              ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------------------------------

                                                                                     2015           2014
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                      $       528     $      526
   Net realized gain on investments                                                    28             15
                                                                              --------------------------
   Increase in net assets resulting from operations                                   556            541
                                                                              --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                             (528)          (555)
   Net realized gains                                                                 (32)             -
                                                                              --------------------------
   Distributions to shareholders                                                     (560)          (555)
                                                                              --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                    3,405,162      3,123,762
   Reinvested dividends                                                               553            549
   Cost of shares redeemed                                                     (3,309,134)    (3,071,848)
                                                                              --------------------------
       Increase in net assets from capital share transactions                      96,581         52,463
                                                                              --------------------------
   Net increase in net assets                                                      96,577         52,449

NET ASSETS
   Beginning of year                                                            5,192,675      5,140,226
                                                                              --------------------------
   End of year                                                                $ 5,289,252    $ 5,192,675
                                                                              ==========================
Overdistribution of net investment income:
   End of year                                                                $       (10)   $        (7)
                                                                              ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                                   3,405,162      3,123,762
  Shares issued for dividends reinvested                                              553            549
  Shares redeemed                                                              (3,309,134)    (3,071,848)
                                                                              --------------------------
     Increase in shares outstanding                                                96,581         52,463
                                                                              ==========================

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Asset Management Company (the Manager), an affiliate of the Fund.
    Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At July 31, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

    to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $26,000, which represents 7.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distributions adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase overdistribution of net investment income and accumulated net realized gain on investments by $3,000. These reclassifications had no effect on net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                             2015                         2014
                                          --------------------------------------
Ordinary income*                          $533,000                      $555,000
Long-term realized capital gain             27,000                             -
                                          --------                      --------
  Total distributions paid                $560,000                      $555,000
                                          ========                      ========

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains                                     $2,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. For the year ended July 31, 2015, the Fund incurred management fees, paid or payable to the Manager, of $12,664,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $5,277,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $148,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. For the year ended July 31, 2015, the Fund incurred reimbursable expenses of $21,910,000, of which $110,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended July 31, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $14,608,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these amendments. Initial compliance dates for the various amendments extend through October 2016.

(7) NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. At this time, management is evaluating the impact of this change on the financial statement disclosures.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED JULY 31,
                                    ------------------------------------------------------------------------
                                        2015            2014           2013           2012              2011
                                    ------------------------------------------------------------------------
Net asset value at beginning
 of period                          $     1.00      $     1.00     $     1.00     $     1.00      $     1.00
                                    ------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income(a)                  .00             .00            .00            .00             .00
 Net realized and
  unrealized gain(a)                       .00             .00            .00            .00             .00
                                    ------------------------------------------------------------------------
Total from investment
 operations(a)                             .00             .00            .00            .00             .00
                                    ------------------------------------------------------------------------
Less distributions from:
 Net investment income(a)                 (.00)           (.00)          (.00)          (.00)           (.00)

 Realized capital gains                      -            (.00)(a)       (.00)(a)          -               -
                                    ------------------------------------------------------------------------
Total distributions(a)                    (.00)           (.00)          (.00)          (.00)           (.00)
                                    ------------------------------------------------------------------------
Net asset value at end
 of period                          $     1.00      $     1.00     $     1.00     $     1.00      $     1.00
                                    ========================================================================
Total return (%)*                          .01             .01            .01            .03(b)          .02
Net assets at end of
 period (000)                       $5,289,252      $5,192,675     $5,140,226     $4,879,905      $5,020,709
Ratios to average net
 assets:**
 Expenses (%)(c)                           .24             .22            .30            .34(b)          .40
 Expenses, excluding
  Reimbursements (%)(c)                    .65             .63            .63            .65(b)          .65
 Net Investment Income (%)                 .01             .01            .01            .03             .01

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $5,276,418,000.
(a) Represents less than $0.01 per share.
(b) During the year ended July 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the
    Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by
    0.02%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)          -           (.00%)(+)      (.00%)(+)       (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING                ENDING              DURING PERIOD*
                                         ACCOUNT VALUE           ACCOUNT VALUE        FEBRUARY 1, 2015 -
                                        FEBRUARY 1, 2015         JULY 31, 2015           JULY 31, 2015
                                        ----------------------------------------------------------------
Actual                                     $1,000.00               $1,000.00                 $1.29
Hypothetical
 (5% return before expenses)                1,000.00                1,023.51                  1.30

*Expenses are equal to the Fund's annualized expense ratio of 0.26%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of less than 0.01% for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was below the median of its expense group and equal to the median of its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses, including the fact that the Manager had reimbursed fund expenses during the previous year. The Board also took into account the various services provided to the Fund by the Manager and its

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2014, and was above the average of its performance universe and its Lipper index for the three-and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2014, was in the top 20% of its performance universe for the three-year period ended December 31, 2014, and was in the top 30% of its performance universe for the five-year period ended December 31, 2014. The Board also took into account management's discussion regarding current market conditions.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

50  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA MONEY MARKET FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA MONEY MARKET FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee.
    (3) Member of Audit and Compliance Committee.
    (4) Member of Product Management and Distribution Committee.
    (5) Member of Corporate Governance Committee.
    (6) Member of Investments Committee.
    (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
    (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
    (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

56  | USAA MONEY MARKET FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

58  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23427-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

 ========================================================

     ANNUAL REPORT
     USAA SMALL CAP STOCK FUND
     FUND SHARES o INSTITUTIONAL SHARES
     JULY 31, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            12

    Report of Independent Registered
      Public Accounting Firm                                                 13

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        28

    Financial Statements                                                     30

    Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                              49

ADVISORY AGREEMENT(S)                                                        51

TRUSTEES' AND OFFICERS' INFORMATION                                          59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209379-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA SMALL CAP STOCK FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company LLP       Granahan Investment Management, Inc.

    TIMOTHY J. McCORMACK, CFA               GARY C. HATTON, CFA
    SHAUN F. PEDERSEN                       JANE M. WHITE
                                            JOHN V. SCHNEIDER, CFA
Cambiar Investors, LLC                      JENNIFER M. PAWLOSKI
                                            ANDREW L. BEJA, CFA
    BRIAN M. BARISH, CFA
    ANDREW P. BAUMBUSCH
    JEFFREY H. SUSMAN
    MARIA MENDELSBERG, CFA
    ANNA (ANIA) A. ALDRICH, CFA

--------------------------------------------------------------------------------

o   HOW DID THE MARKET PERFORM DURING THE REPORTING PERIOD?

    Global equity securities advanced over the reporting period ending
    July 31, 2015. Toward the end of 2014, there was no shortage of headlines causing concern for investors to fret over: Ebola fears escalated, Japan's recession deepened, Europe's economy remained near stalling speed, oil prices dropped, and China's manufacturing data was disappointing. The U.S. economy remained a bright spot in the global landscape, as it grew at its fastest pace in more than a decade during the third quarter of 2014. The fourth quarter of 2014 represented a small sample of prevailing global fixed-income trends, with falling U.S. Treasury yields and U.S. dollar strength. Global markets were broadly impacted by the accelerating decline in oil prices and the heightened vulnerability of Greece's economy. As we entered 2015, the Greek debt crisis overshadowed encouraging economic news from the United States. Over the reporting period, six of the ten sectors within the Russell 2000 Value Index advanced, led by the health care, consumer staples, and financials sectors. Lagging the broader index were energy, materials, telecommunication services, and industrials sectors.

================================================================================

2  | USAA SMALL CAP STOCK FUND

================================================================================

o HOW DID THE USAA SMALL CAP STOCK FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended July 31, 2015, the Fund Shares and Institutional Shares had total returns of 9.60% and 9.85%, respectively. This compares to returns of 12.03% for the Russell 2000(R) Index (the Index), 11.97% for the S&P SmallCap 600(R) Index, and 8.92% for the Lipper Small-Cap Core Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser. As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Wellington Management Company LLP (Wellington Management), Cambiar Investors, LLC (Cambiar), and Granahan Investment Management, Inc. (GIMI) are subadvisers to the Fund. The subadvisers each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    The Wellington Management portion of the Fund outperformed the Index during the reporting period. Security selection was the top contributor to relative outperformance, driven primarily by strong selection in the energy, industrials, and materials sectors. Sector allocation, a residual of Wellington Management's stock-by-stock selection process, detracted from returns during the reporting period. An underweight allocation to the financials sectors and overweight allocations to the industrials and materials sectors, also weighed on results. Partially offsetting this was the Fund's overweight position in the strong-performing health care sector. Top individual contributors to relative performance during the reporting period included Helen of Troy Ltd., a distributor of branded consumer products in personal care and

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUND |   3

================================================================================

    housewares; ICU Medical, Inc., a medical device manufacturer; and Charles River Laboratories International, Inc., a provider of research tools and support services in the biopharmaceutical industry. Top detractors from performance included Koppers Holdings, Inc., a manufacturer of carbon compounds and treated wood products; Greif, Inc. "A", an industrial packaging products and services manufacturer; and ERA Group, Inc., a provider of helicopter transportation services to the oil industry.

o   HOW DID THE CAMBIAR PORTION OF THE FUND PERFORM DURING THE REPORTING
    PERIOD?

    Cambiar's portion of the Fund underperformed the benchmark for the reporting period. Portfolio allocation, including an overweight position to the energy sector and an underweight position to the financials sector, was the leading cause of the underperformance. In addition, falling commodity prices put pressure on many of Cambiar's energy positions. Cambiar's consumer discretionary, materials, and industrials positions were the leading sectors on a relative basis, fueled by strong stock selection. Lastly, financials comprised the largest sector weight within the portfolio. While Cambiar viewed this allocation as appropriate given a constructive outlook for financials, the allocation paled in comparison with the weighting that financials have within the small-cap value benchmark. Clearly, investor sentiment toward financials - including banks, insurance firms, real estate investment trusts (REITs), and related companies - had an outsized impact on the performance of the Index.

o   HOW DID THE GIMI PORTION OF THE FUND PERFORM DURING THE PERIOD?

    The GIMI growth-oriented portion of the Fund underperformed the benchmark for the reporting period. While GIMI's stock selection was strong in the materials and health care sectors, overall selection had a negative effect on relative performance. GIMI's overweighting of the producer durables sector detracted from relative performance, and stock

================================================================================

4  | USAA SMALL CAP STOCK FUND

================================================================================

    selection in the sector was hurt by several holdings in GIMI's Special Situation Lifecycle category (DXP Enterprises, Inc., Modine Manufacturing Co., and Kennametal, Inc.). Stock selection for GIMI's technology sector had a negative impact as several positions weighed on performance (LivePerson, Inc., E2open, Inc.*, and Allot Communications Ltd.). Of the top 10 performers over the time period, six were from GIMI's Pioneer Lifecycle category - early phase companies creating new markets, many without earnings. These top-performing Pioneers came from health care (Tetraphase Pharmaceuticals, Inc., Alkermes plc) and technology (Gigamon, Inc., Qualys, Inc.), as both market segments are areas of major change and innovation. Within the health care sector, performance was boosted by three buyouts: Durata Therapeutics, Inc., Auxillium Pharmaceuticals, Inc., and Prosensa Holdings N.V.

    Thank you for your continued investment in the Fund.

    Small-cap investing is subject to the risk that small-cap companies may be more vulnerable to adverse business or economic developments. Such securities may be less liquid and more volatile. o Investing in REITs has some of the same risks associated with the direct ownership of real estate.
    o Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems.

    *E2open, Inc. was sold out of the Fund prior to July 31, 2015.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (FUND SHARES) (Ticker Symbol: USCAX)


--------------------------------------------------------------------------------
                                        7/31/15                     7/31/14
--------------------------------------------------------------------------------

Net Assets                           $835.3 Million              $709.8 Million
Net Asset Value Per Share               $17.76                      $18.14


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                           5 YEARS                             10 YEARS

   9.60%                           14.32%                               6.74%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                       1.15%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA SMALL CAP STOCK FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                    LIPPER SMALL-CAP         USAA SMALL CAP
                  S&P SMALLCAP 600 INDEX    RUSSELL 2000 INDEX      CORE FUNDS INDEX       STOCK FUND SHARES
 7/31/2005             $10,000.00              $10,000.00              $10,000.00             $10,000.00
 8/31/2005               9,852.57                9,814.59                9,907.59               9,790.54
 9/30/2005               9,939.30                9,845.38               10,002.11               9,905.41
10/31/2005               9,628.18                9,539.68                9,695.06               9,506.76
11/30/2005              10,070.33               10,002.80               10,138.09               9,898.65
12/31/2005               9,977.61                9,957.09               10,168.85               9,898.71
 1/31/2006              10,812.90               10,849.96               10,943.66              10,430.42
 2/28/2006              10,731.90               10,820.09               10,871.32              10,408.57
 3/31/2006              11,258.47               11,345.04               11,350.17              10,816.47
 4/30/2006              11,257.45               11,343.20               11,435.46              10,903.87
 5/31/2006              10,743.36               10,706.16               10,883.46              10,350.30
 6/30/2006              10,745.39               10,775.00               10,809.51              10,430.42
 7/31/2006              10,376.20               10,424.39               10,442.41              10,190.06
 8/31/2006              10,554.88               10,733.03               10,648.99              10,357.59
 9/30/2006              10,650.82               10,822.39               10,698.73              10,517.83
10/31/2006              11,178.19               11,445.51               11,216.33              11,027.70
11/30/2006              11,487.83               11,746.59               11,543.36              11,428.31
12/31/2006              11,486.11               11,785.92               11,562.02              11,415.28
 1/31/2007              11,722.58               11,983.15               11,768.61              11,685.96
 2/28/2007              11,658.96               11,888.07               11,795.07              11,709.17
 3/31/2007              11,854.44               12,015.33               11,925.04              11,956.65
 4/30/2007              12,118.68               12,231.16               12,265.36              12,289.21
 5/31/2007              12,676.55               12,732.71               12,794.77              12,822.85
 6/30/2007              12,468.96               12,545.84               12,665.31              12,621.77
 7/31/2007              11,839.72               11,687.77               12,001.59              11,825.17
 8/31/2007              12,061.64               11,952.68               12,048.13              11,995.32
 9/30/2007              12,241.41               12,157.84               12,305.28              12,111.33
10/31/2007              12,469.14               12,506.66               12,602.84              12,358.82
11/30/2007              11,543.71               11,608.61               11,758.50              11,453.95
12/31/2007              11,452.05               11,601.37               11,784.34              11,324.87
 1/31/2008              10,891.99               10,810.22               11,004.66              10,584.80
 2/29/2008              10,556.56               10,409.52               10,793.95              10,180.34
 3/31/2008              10,597.42               10,453.12               10,701.41              10,034.05
 4/30/2008              11,022.74               10,890.80               11,218.81              10,550.38
 5/31/2008              11,509.64               11,391.09               11,773.15              11,040.89
 6/30/2008              10,640.11               10,514.11               10,955.24              10,292.21
 7/31/2008              10,859.75               10,903.20               10,984.40              10,386.87
 8/31/2008              11,313.35               11,297.28               11,237.56              10,619.22
 9/30/2008              10,549.14               10,397.11               10,187.81               9,698.43
10/31/2008               8,423.78                8,234.21                8,015.70               7,779.40
11/30/2008               7,439.60                7,260.21                7,180.06               6,806.97
12/31/2008               7,893.48                7,681.60                7,590.61               7,237.33
 1/31/2009               6,890.98                6,827.24                6,905.99               6,453.28
 2/28/2009               6,065.83                5,997.57                6,167.18               5,789.86
 3/31/2009               6,564.10                6,532.96                6,721.60               6,341.28
 4/30/2009               7,709.98                7,542.84                7,783.14               7,177.02
 5/31/2009               7,834.23                7,770.25                8,146.25               7,366.57
 6/30/2009               7,946.64                7,884.38                8,215.53               7,452.72
 7/31/2009               8,767.17                8,643.72                8,940.94               8,176.46
 8/31/2009               8,967.78                8,891.58                9,215.28               8,409.09
 9/30/2009               9,429.39                9,404.42                9,770.70               8,865.73
10/31/2009               8,892.27                8,765.90                9,233.18               8,443.55
11/30/2009               9,124.28                9,041.07                9,553.08               8,676.18
12/31/2009               9,911.83                9,768.82               10,209.18               9,270.67
 1/31/2010               9,576.43                9,409.22                9,845.89               9,115.59
 2/28/2010               9,987.90                9,833.06               10,289.59               9,425.76
 3/31/2010              10,765.10               10,633.36               10,988.57              10,140.88
 4/30/2010              11,394.67               11,235.15               11,538.47              10,606.13
 5/31/2010              10,572.03               10,382.93               10,695.70               9,942.71
 6/30/2010               9,824.87                9,578.31                9,995.73               9,270.67
 7/31/2010              10,447.96                0,236.53               10,633.95               9,830.70
 8/31/2010               9,668.04                9,478.64               10,003.78               9,141.43
 9/30/2010              10,770.20               10,659.64               11,121.51              10,192.57
10/31/2010              11,228.49               11,095.85               11,522.88              10,623.36
11/30/2010              11,628.71               11,480.58               11,913.73              11,028.31
12/31/2010              12,519.42               12,392.23               12,833.63              11,821.68
 1/31/2011              12,538.42               12,360.30               12,844.36              11,778.54
 2/28/2011              13,091.02               13,038.16               13,481.13              12,287.65
 3/31/2011              13,484.92               13,376.05               13,814.96              12,615.55
 4/30/2011              13,835.40               13,729.26               14,152.67              13,055.63
 5/31/2011              13,710.76               13,471.86               13,888.77              12,831.27
 6/30/2011              13,462.81               13,161.25               13,626.33              12,615.55
 7/31/2011              13,030.85               12,685.53               13,215.13              12,227.25
 8/31/2011              12,031.04               11,581.86               12,197.65              11,191.77
 9/30/2011              10,793.16               10,283.51               10,839.19               9,914.68
10/31/2011              12,411.69               11,840.01               12,427.35              11,476.53
11/30/2011              12,490.08               11,796.85               12,380.40              11,476.53
12/31/2011              12,646.60               11,874.77               12,345.04              11,567.58
 1/31/2012              13,478.50               12,713.74               13,170.39              12,335.87
 2/29/2012              13,763.62               13,018.01               13,570.31              12,586.22
 3/31/2012              14,162.62               13,351.56               13,816.42              12,871.09
 4/30/2012              13,983.91               13,145.32               13,670.56              12,646.64
 5/31/2012              13,107.05               12,275.23               12,725.20              11,774.76
 6/30/2012              13,655.40               12,887.77               13,115.83              12,309.97
 7/31/2012              13,550.77               12,709.67               13,060.65              12,215.02
 8/31/2012              14,064.18               13,133.50               13,491.44              12,517.16
 9/30/2012              14,392.20               13,564.78               13,880.70              12,879.72
10/31/2012              14,100.01               13,270.50               13,724.85              12,612.11
11/30/2012              14,240.76               13,341.00               13,883.60              12,793.40
12/31/2012              14,711.20               13,816.28               14,312.49              13,285.07
 1/31/2013              15,561.30               14,681.08               15,170.52              14,070.18
 2/28/2013              15,780.34               14,843.03               15,342.74              14,255.43
 3/31/2013              16,448.76               15,528.39               16,008.36              14,811.18
 4/30/2013              16,405.03               15,471.33               15,923.16              14,573.00
 5/31/2013              17,118.28               16,089.69               16,511.82              15,269.89
 6/30/2013              17,093.30               16,007.37               16,380.26              15,216.96
 7/31/2013              18,263.28               17,127.63               17,432.94              16,116.75
 8/31/2013              17,818.34               16,583.62               16,911.45              15,649.21
 9/30/2013              18,927.82               17,641.71               17,907.06              16,549.00
10/31/2013              19,610.65               18,085.33               18,476.62              17,157.68
11/30/2013              20,492.28               18,809.90               19,129.71              17,863.39
12/31/2013              20,788.87               19,180.08               19,482.90              18,287.81
 1/31/2014              19,987.07               18,649.18               18,782.13              17,650.53
 2/28/2014              20,877.83               19,527.76               19,638.38              18,345.74
 3/31/2014              21,023.56               19,394.66               19,720.77              18,394.02
 4/30/2014              20,436.78               18,642.52               19,222.53              17,669.84
 5/31/2014              20,491.95               18,791.89               19,345.33              17,776.06
 6/30/2014              21,458.09               19,791.76               20,228.54              18,509.89
 7/31/2014              20,279.04               18,593.78               19,098.74              17,515.35
 8/31/2014              21,150.02               19,515.76               19,936.34              18,249.18
 9/30/2014              20,014.74               18,335.17               18,834.13              17,331.90
10/31/2014              21,433.40               19,543.81               19,864.10              18,239.53
11/30/2014              21,374.48               19,561.33               19,892.22              18,355.40
12/31/2014              21,985.30               20,118.82               20,280.48              18,776.07
 1/31/2015              21,217.01               19,471.68               19,551.35              18,008.59
 2/28/2015              22,496.27               20,627.64               20,719.31              19,359.78
 3/31/2015              22,856.77               20,987.00               21,041.25              19,532.73
 4/30/2015              22,325.29               20,451.77               20,635.56              19,230.06
 5/31/2015              22,667.32               20,918.69               20,918.92              19,521.92
 6/30/2015              22,900.60               21,075.34               21,016.33              19,759.73
 7/31/2015              22,706.57               20,830.41               20,802.10              19,197.63

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o The unmanaged S&P SmallCap 600 Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o The unmanaged Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

================================================================================

8  | USAA SMALL CAP STOCK FUND

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISCX)


--------------------------------------------------------------------------------
                                          7/31/15                    7/31/14
--------------------------------------------------------------------------------

Net Assets                            $676.5 Million              $661.9 Million
Net Asset Value Per Share                 $17.89                      $18.24


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
   1 YEAR                      5 YEARS              SINCE INCEPTION 8/01/08

    9.85%                       14.68%                      9.49%


--------------------------------------------------------------------------------
                       EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                    1.00%


             (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF  CUMULATIVE PERFORMANCE COMPARISON]

                                                                    LIPPER SMALL-CAP    USAA SMALL CAP STOCK FUND
                   S&P SMALLCAP 600 INDEX   RUSSELL 2000 INDEX      CORE FUNDS INDEX       INSTITUTIONAL SHARES
 7/31/2008              $10,000.00             $10,000.00              $10,000.00             $10,000.00
 8/31/2008               10,417.70              10,361.44               10,230.47              10,198.35
 9/30/2008                9,713.98               9,535.84                9,274.80               9,314.05
10/31/2008                7,756.89               7,552.10                7,297.35               7,471.07
11/30/2008                6,850.62               6,658.79                6,536.60               6,537.19
12/31/2008                7,268.57               7,045.27                6,910.35               6,952.86
 1/31/2009                6,345.43               6,261.69                6,287.09               6,197.84
 2/28/2009                5,585.61               5,500.74                5,614.49               5,558.97
 3/31/2009                6,044.43               5,991.78                6,119.22               6,098.28
 4/30/2009                7,099.59               6,918.00                7,085.63               6,903.08
 5/31/2009                7,214.01               7,125.92                7,416.20               7,093.91
 6/30/2009                7,317.52               7,231.25                7,479.27               7,168.59
 7/31/2009                8,073.09               7,927.69                8,139.67               7,882.13
 8/31/2009                8,257.82               8,155.02                8,389.42               8,106.14
 9/30/2009                8,682.88               8,625.37                8,895.07               8,545.88
10/31/2009                8,188.28               8,039.75                8,405.72               8,139.33
11/30/2009                8,401.93               8,292.13                8,696.95               8,371.65
12/31/2009                9,127.13               8,959.59                9,294.25               8,944.14
 1/31/2010                8,818.28               8,629.78                8,963.52               8,794.79
 2/28/2010                9,197.18               9,018.51                9,367.46               9,101.78
 3/31/2010                9,912.84               9,752.52               10,003.80               9,790.43
 4/30/2010               10,492.57              10,304.45               10,504.41              10,246.76
 5/31/2010                9,735.06               9,522.83                9,737.17               9,607.90
 6/30/2010                9,047.05               8,784.87                9,099.93               8,969.03
 7/31/2010                9,620.82               9,388.55                9,680.95               9,508.33
 8/31/2010                8,902.64               8,693.45                9,107.26               8,852.87
 9/30/2010                9,917.55               9,776.62               10,124.83               9,865.10
10/31/2010               10,339.55              10,176.69               10,490.22              10,288.25
11/30/2010               10,708.09              10,529.55               10,846.05              10,678.21
12/31/2010               11,528.28              11,365.68               11,683.51              11,458.87
 1/31/2011               11,545.77              11,336.40               11,693.27              11,417.17
 2/28/2011               12,054.63              11,958.10               12,272.98              11,917.56
 3/31/2011               12,417.35              12,268.01               12,576.89              12,234.47
 4/30/2011               12,740.08              12,591.96               12,884.33              12,659.80
 5/31/2011               12,625.30              12,355.87               12,644.08              12,451.30
 6/30/2011               12,396.98              12,071.00               12,405.16              12,242.81
 7/31/2011               11,999.22              11,634.69               12,030.82              11,867.52
 8/31/2011               11,078.56              10,622.44               11,104.52              10,866.74
 9/30/2011                9,938.69               9,431.65                9,867.80               9,632.45
10/31/2011               11,429.08              10,859.20               11,313.64              11,158.63
11/30/2011               11,501.26              10,819.62               11,270.90              11,158.63
12/31/2011               11,645.40              10,891.09               11,238.70              11,245.92
 1/31/2012               12,411.43              11,660.56               11,990.09              11,999.56
 2/29/2012               12,673.97              11,939.62               12,354.17              12,242.40
 3/31/2012               13,041.39              12,245.54               12,578.22              12,527.10
 4/30/2012               12,876.83              12,056.39               12,445.43              12,309.39
 5/31/2012               12,069.39              11,258.38               11,584.79              11,463.64
 6/30/2012               12,574.33              11,820.17               11,940.41              12,024.68
 7/31/2012               12,477.98              11,656.83               11,890.18              11,924.20
 8/31/2012               12,950.74              12,045.55               12,282.37              12,225.65
 9/30/2012               13,252.80              12,441.10               12,636.74              12,585.72
10/31/2012               12,983.74              12,171.20               12,494.86              12,326.13
11/30/2012               13,113.34              12,235.86               12,639.38              12,510.36
12/31/2012               13,546.54              12,671.77               13,029.83              12,989.56
 1/31/2013               14,329.34              13,464.93               13,810.97              13,755.17
 2/28/2013               14,531.04              13,613.46               13,967.75              13,935.81
 3/31/2013               15,146.54              14,242.05               14,573.72              14,486.37
 4/30/2013               15,106.28              14,189.71               14,496.16              14,262.70
 5/31/2013               15,763.05              14,756.85               15,032.07              14,942.29
 6/30/2013               15,740.06              14,681.36               14,912.30              14,890.68
 7/31/2013               16,817.41              15,708.81               15,870.64              15,776.72
 8/31/2013               16,407.70              15,209.86               15,395.88              15,320.79
 9/30/2013               17,429.34              16,180.30               16,302.27              16,206.84
10/31/2013               18,058.11              16,587.18               16,820.79              16,800.40
11/30/2013               18,869.94              17,251.73               17,415.35              17,497.19
12/31/2013               19,143.05              17,591.24               17,736.89              17,920.25
 1/31/2014               18,404.73              17,104.32               17,098.92              17,299.06
 2/28/2014               19,224.97              17,910.12               17,878.44              17,976.72
 3/31/2014               19,359.16              17,788.04               17,953.44              18,023.78
 4/30/2014               18,818.84              17,098.21               17,499.85              17,317.89
 5/31/2014               18,869.64              17,235.21               17,611.64              17,421.42
 6/30/2014               19,759.29              18,152.25               18,415.70              18,146.13
 7/31/2014               18,673.58              17,053.51               17,387.15              17,167.30
 8/31/2014               19,475.61              17,899.12               18,149.69              17,892.01
 9/30/2014               18,430.21              16,816.32               17,146.26              16,997.88
10/31/2014               19,736.55              17,924.84               18,083.93              17,892.01
11/30/2014               19,682.30              17,940.91               18,109.53              18,004.95
12/31/2014               20,244.76              18,452.22               18,462.99              18,416.04
 1/31/2015               19,537.30              17,858.69               17,799.21              17,667.58
 2/28/2015               20,715.28              18,918.89               18,862.50              18,995.82
 3/31/2015               21,047.24              19,248.49               19,155.58              19,164.48
 4/30/2015               20,557.84              18,757.60               18,786.26              18,869.32
 5/31/2015               20,872.79              19,185.83               19,044.22              19,164.48
 6/30/2015               21,087.60              19,329.51               19,132.90              19,406.94
 7/31/2015               20,908.93              19,104.86               18,937.87              18,858.78

                                [END CHART]

                       Data from 7/31/08 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Russell 2000 Index, the S&P SmallCap 600 Index, and Lipper Small-Cap Core Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

                          o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

GATX Corp. ........................................................  1.4%
Diebold, Inc. .....................................................  1.4%
Haemonetics Corp. .................................................  1.2%
Mueller Industries, Inc. ..........................................  1.1%
G & K Services, Inc. "A" ..........................................  1.0%
Helen of Troy Ltd. ................................................  1.0%
Webster Financial Corp. ...........................................  1.0%
Albany International Corp. "A" ....................................  1.0%
Belden, Inc. ......................................................  0.9%
Scorpio Tankers, Inc. .............................................  0.9%

                         o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

INDUSTRIALS                                                         21.0%
INFORMATION TECHNOLOGY                                              18.4%
HEALTH CARE                                                         15.0%
FINANCIALS                                                          14.6%
CONSUMER DISCRETIONARY                                              12.8%
MATERIALS                                                            4.1%
ENERGY                                                               3.3%
CONSUMER STAPLES                                                     3.2%
UTILITIES                                                            2.0%
TELECOMMUNICATION SERVICES                                           0.8%
MONEY MARKET INSTRUMENTS                                             4.3%

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-27.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

 DIVIDEND RECEIVED             LONG-TERM
DEDUCTION (CORPORATE          CAPITAL GAIN       QUALIFIED INTEREST
  SHAREHOLDERS)(1)          DISTRIBUTIONS(2)           INCOME
-------------------------------------------------------------------
     38.17%                  $112,919,000              $7,000
-------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SMALL CAP STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Small Cap Stock Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of
July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Small Cap Stock Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
               COMMON STOCKS (95.2%)

               CONSUMER DISCRETIONARY (12.8%)
               ------------------------------
               APPAREL RETAIL (4.4%)
     726,950   Ascena Retail Group, Inc.*                                 $    9,101
     254,000   Buckle, Inc.                                                   11,234
     229,044   Cato Corp. "A"                                                  8,798
     514,000   Express, Inc.*                                                  9,786
     296,000   Finish Line, Inc. "A"                                           8,137
     104,927   Francesca's Holdings Corp.*                                     1,276
     165,000   Genesco, Inc.*                                                 10,674
     427,250   Stage Stores, Inc.                                              7,520
                                                                          ----------
                                                                              66,526
                                                                          ----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      20,780   Cherokee, Inc.                                                    584
      16,600   Oxford Industries, Inc.                                         1,393
                                                                          ----------
                                                                               1,977
                                                                          ----------
               AUTO PARTS & EQUIPMENT (0.4%)
      45,100   Fox Factory Holding Corp.*                                        716
      15,755   Gentherm, Inc.*                                                   793
      92,210   Horizon Global Corp.*                                           1,155
     299,400   Modine Manufacturing Co.*                                       3,033
                                                                          ----------
                                                                               5,697
                                                                          ----------
               AUTOMOTIVE RETAIL (1.3%)
     100,000   Group 1 Automotive, Inc.                                        9,697
       7,100   Lithia Motors, Inc. "A"                                           850
     359,000   Sonic Automotive, Inc. "A"                                      8,361
                                                                          ----------
                                                                              18,908
                                                                          ----------
               BROADCASTING (0.7%)
      10,100   Nexstar Broadcasting Group, Inc. "A"                              580
     365,000   Sinclair Broadcast Group, Inc. "A"                             10,592
                                                                          ----------
                                                                              11,172
                                                                          ----------
               CABLE & SATELLITE (0.1%)
       3,352   Cable One, Inc.*                                                1,392
                                                                          ----------

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
               CASINOS & GAMING (0.2%)
      78,900   Boyd Gaming Corp.*                                         $    1,348
       9,380   Churchill Downs, Inc.                                           1,267
                                                                          ----------
                                                                               2,615
                                                                          ----------
               CONSUMER ELECTRONICS (0.1%)
     150,219   Skullcandy, Inc.*                                               1,098
                                                                          ----------
               EDUCATION SERVICES (0.2%)
      62,246   2U, Inc.*                                                       1,997
      11,000   Grand Canyon Education, Inc.*                                     478
                                                                          ----------
                                                                               2,475
                                                                          ----------
               FOOTWEAR (0.2%)
      94,400   Crocs, Inc.*                                                    1,485
      24,159   Deckers Outdoor Corp.*                                          1,761
                                                                          ----------
                                                                               3,246
                                                                          ----------
               GENERAL MERCHANDISE STORES (0.7%)
     551,600   Fred's, Inc. "A"                                                9,951
                                                                          ----------
               HOTELS, RESORTS & CRUISE LINES (0.7%)
     487,000   La Quinta Holdings, Inc.*                                      10,334
                                                                          ----------
               HOUSEHOLD APPLIANCES (1.1%)
     170,040   Helen of Troy Ltd.*                                            14,926
      18,214   iRobot Corp.*                                                     561
      82,040   SodaStream International Ltd.*                                  1,473
                                                                          ----------
                                                                              16,960
                                                                          ----------
               INTERNET RETAIL (0.7%)
     936,000   Orbitz Worldwide, Inc.*                                        10,558
                                                                          ----------
               LEISURE PRODUCTS (0.3%)
      68,550   Black Diamond, Inc.*                                              651
      24,310   Brunswick Corp.                                                 1,291
      83,900   Callaway Golf Co.                                                 768
      37,063   Escalade, Inc.                                                    640
      68,361   Performance Sports Group Ltd.*                                  1,122
                                                                          ----------
                                                                               4,472
                                                                          ----------
               MOVIES & ENTERTAINMENT (0.3%)
      89,259   IMAX Corp.*                                                     3,339
       9,350   Rentrak Corp.*                                                    640
                                                                          ----------
                                                                               3,979
                                                                          ----------
               RESTAURANTS (0.5%)
       9,581   BJ's Restaurants, Inc.*                                           494
      17,677   Brinker International, Inc.                                     1,059
      14,050   Buffalo Wild Wings, Inc.*                                       2,748

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
      27,050   Del Frisco's Restaurant Group, Inc.*                       $      431
      20,000   Fiesta Restaurant Group, Inc.*                                  1,163
      16,300   Jamba, Inc.*                                                      265
      87,300   Kona Grill, Inc.*                                               1,662
       9,052   Zoe's Kitchen, Inc.*                                              406
                                                                          ----------
                                                                               8,228
                                                                          ----------
               SPECIALIZED CONSUMER SERVICES (0.7%)
     262,000   Sotheby's                                                      10,959
                                                                          ----------
               SPECIALTY STORES (0.1%)
      28,104   Five Below, Inc.*                                               1,036
       7,979   Hibbett Sports, Inc.*                                             364
      70,600   Sportsman's Warehouse Holdings, Inc.*                             825
                                                                          ----------
                                                                               2,225
                                                                          ----------
               Total Consumer Discretionary                                  192,772
                                                                          ----------
               CONSUMER STAPLES (3.2%)
               -----------------------
               DISTILLERS & VINTNERS (0.5%)
   1,903,551   C&C Group plc                                                   7,417
                                                                          ----------
               FOOD RETAIL (0.6%)
      82,408   Casey's General Stores, Inc.                                    8,423
      21,490   Natural Grocers by Vitamin Cottage, Inc.*                         575
                                                                          ----------
                                                                               8,998
                                                                          ----------
               HOUSEHOLD PRODUCTS (0.6%)
     248,325   Energizer Holdings, Inc.*                                       9,563
                                                                          ----------
               HYPERMARKETS & SUPER CENTERS (0.1%)
      12,000   PriceSmart, Inc.                                                1,163
                                                                          ----------
               PACKAGED FOODS & MEAT (1.3%)
      94,580   Boulder Brands, Inc.*                                             788
     316,490   Cranswick plc                                                   8,155
      49,700   Freshpet, Inc.*                                                   821
      72,300   Landec Corp.*                                                     965
     190,110   Post Holdings, Inc.*                                           10,217
                                                                          ----------
                                                                              20,946
                                                                          ----------
               PERSONAL PRODUCTS (0.1%)
      25,000   Inter Parfums, Inc.                                               760
                                                                          ----------
               Total Consumer Staples                                         48,847
                                                                          ----------
               ENERGY (3.3%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (1.5%)
     301,300   Enservco Corp.*                                                   316
     248,779   Era Group, Inc.*                                                4,212

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
     119,889   SEACOR Holdings, Inc.*                                     $    7,574
      14,070   Superior Energy Services, Inc.                                    239
     285,942   Tesco Corp.                                                     2,745
     318,210   US Silica Holdings, Inc.                                        7,166
                                                                          ----------
                                                                              22,252
                                                                          ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     315,500   RSP Permian, Inc.*                                              7,824
      26,000   Sanchez Energy Corp.*                                             191
                                                                          ----------
                                                                               8,015
                                                                          ----------
               OIL & GAS STORAGE & TRANSPORTATION (1.3%)
     379,660   Dorian LPG Ltd.*                                                5,972
   1,211,500   Scorpio Tankers, Inc.                                          13,011
                                                                          ----------
                                                                              18,983
                                                                          ----------
               Total Energy                                                   49,250
                                                                          ----------
               FINANCIALS (14.6%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
      16,120   Affiliated Managers Group, Inc.*                                3,351
      11,347   Financial Engines, Inc.                                           520
     257,886   Harris & Harris Group, Inc.*                                      627
     169,588   Safeguard Scientifics, Inc.*                                    3,114
     292,717   Solar Capital Ltd.                                              5,202
                                                                          ----------
                                                                              12,814
                                                                          ----------
               CONSUMER FINANCE (0.1%)
      11,511   PRA Group, Inc.*                                                  731
                                                                          ----------
               INVESTMENT BANKING & BROKERAGE (0.0%)
       8,700   Evercore Partners, Inc. "A"                                       512
                                                                          ----------
               LIFE & HEALTH INSURANCE (0.6%)
     201,900   Primerica, Inc.                                                 9,132
                                                                          ----------
               PROPERTY & CASUALTY INSURANCE (1.1%)
     118,600   AMERISAFE, Inc.                                                 5,936
     236,000   ProAssurance Corp.                                             11,396
                                                                          ----------
                                                                              17,332
                                                                          ----------
               REGIONAL BANKS (8.7%)
     342,000   BankUnited, Inc.                                               12,490
     590,000   BBCN Bancorp, Inc.                                              9,057
     149,340   Cathay General Bancorp                                          4,795
      27,300   Customers Bancorp, Inc.*                                          687
     814,306   First Busey Corp.                                               5,187
     609,556   First Midwest Bancorp, Inc.                                    11,441

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
     670,160   First Niagara Financial Group, Inc.                        $    6,507
     289,829   Flushing Financial Corp.                                        6,017
     276,176   Great Western Bancorp, Inc.                                     7,252
     221,800   Hancock Holding Co.                                             6,481
     457,280   International Bancshares Corp.                                 12,315
     253,990   MB Financial, Inc.                                              8,661
      58,677   Opus Bank                                                       2,297
     713,000   TCF Financial Corp.                                            11,736
       4,900   Texas Capital Bancshares, Inc.*                                   289
     657,000   Umpqua Holdings Corp.                                          11,655
     383,400   Webster Financial Corp.                                        14,822
                                                                          ----------
                                                                             131,689
                                                                          ----------
               REINSURANCE (0.6%)
     589,000   Third Point Reinsurance Ltd.*                                   8,753
                                                                          ----------
               REITs - HOTEL & RESORT (0.8%)
     449,504   DiamondRock Hospitality Co.                                     5,668
     467,130   Summit Hotel Properties, Inc.                                   6,367
                                                                          ----------
                                                                              12,035
                                                                          ----------
               REITs - INDUSTRIAL (0.2%)
     173,300   STAG Industrial, Inc.                                           3,404
                                                                          ----------
               REITs - RESIDENTIAL (1.0%)
     201,466   Education Realty Trust, Inc.                                    6,374
     325,520   Starwood Waypoint Residential Trust                             7,969
                                                                          ----------
                                                                              14,343
                                                                          ----------
               REITs - SPECIALIZED (0.0%)
       8,849   QTS Realty Trust, Inc. "A"                                        367
                                                                          ----------
               SPECIALIZED FINANCE (0.0%)
       3,700   MarketAxess Holdings, Inc.                                        362
                                                                          ----------
               THRIFTS & MORTGAGE FINANCE (0.6%)
     753,900   Northwest Bancshares, Inc.                                      9,567
                                                                          ----------
               Total Financials                                              221,041
                                                                          ----------
               HEALTH CARE (15.0%)
               -------------------
               BIOTECHNOLOGY (2.1%)
      31,980   Acceleron Pharma, Inc.*                                           916
      38,840   Alkermes plc*                                                   2,720
     168,000   AMAG Pharmaceuticals, Inc.*                                    10,735
     186,030   AVEO Pharmaceuticals, Inc.*                                       262
      19,000   Cepheid, Inc.*                                                  1,056
      57,700   Enanta Pharmaceuticals, Inc.*                                   2,923

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
      28,480   Esperion Therapeutics, Inc.*                               $    1,766
      35,820   Exact Sciences Corp.*                                             862
      55,618   Harvard Apparatus Regenerative Technology, Inc.*                   63
     119,250   ImmunoGen, Inc.*                                                2,149
      24,580   Ligand Pharmaceuticals, Inc.*                                   2,661
      26,735   Nanosphere, Inc.*                                                  80
      44,500   OvaScience, Inc.*                                               1,268
      11,600   PTC Therapeutics, Inc.*                                           594
      33,916   Sage Therapeutics, Inc.*                                        2,319
      34,873   Zafgen, Inc.*                                                   1,324
                                                                          ----------
                                                                              31,698
                                                                          ----------
               HEALTH CARE EQUIPMENT (3.0%)
       6,300   ABIOMED, Inc.*                                                    488
     114,100   AtriCure, Inc.*                                                 3,171
     103,500   Cardiovascular Systems, Inc.*                                   3,089
      49,610   CONMED Corp.                                                    2,814
     121,612   Cutera, Inc.*                                                   1,846
      99,366   Cynosure, Inc. "A"*                                             3,855
       8,365   Inogen, Inc.*                                                     372
     129,080   Integra LifeSciences Holdings Corp.*                            8,278
     142,501   LeMaitre Vascular, Inc.                                         2,029
     251,330   Rockwell Medical, Inc.*                                         3,468
     151,900   STERIS Corp.                                                   10,501
     196,589   Syneron Medical Ltd.*                                           2,029
     101,699   Zeltiq Aesthetics, Inc.*                                        3,493
                                                                          ----------
                                                                              45,433
                                                                          ----------
               HEALTH CARE FACILITIES (0.6%)
     133,900   AmSurg Corp.*                                                   9,606
                                                                          ----------
               HEALTH CARE SERVICES (0.3%)
       7,789   Adeptus Health, Inc. "A"*                                         856
     105,726   CorVel Corp.*                                                   3,379
         210   Teladoc, Inc.*                                                      7
                                                                          ----------
                                                                               4,242
                                                                          ----------
               HEALTH CARE SUPPLIES (2.4%)
     460,600   Haemonetics Corp.*                                             18,429
      89,700   ICU Medical, Inc.*                                              8,963
       7,882   LDR Holding Corp.*                                                358
     134,400   Spectranetics Corp.*                                            2,298
      58,671   STAAR Surgical Co.*                                               514
      82,188   Vascular Solutions, Inc.*                                       3,060
      56,200   West Pharmaceutical Services, Inc.                              3,365
                                                                          ----------
                                                                              36,987
                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
               HEALTH CARE TECHNOLOGY (1.7%)
     702,666   Allscripts Healthcare Solutions, Inc.*                     $   10,160
      48,610   Evolent Health, Inc. "A"*                                       1,037
     335,400   MedAssets, Inc.*                                                7,815
       7,576   Medidata Solutions, Inc.*                                         408
     510,000   Quality Systems, Inc.                                           6,502
                                                                          ----------
                                                                              25,922
                                                                          ----------
               LIFE SCIENCES TOOLS & SERVICES (1.4%)
      17,150   Bio-Rad Laboratories, Inc. "A"*                                 2,585
     149,900   Charles River Laboratories International, Inc.*                11,635
     235,452   Harvard Bioscience, Inc.*                                       1,151
      42,200   ICON plc*                                                       3,410
     332,506   NeoGenomics, Inc.*                                              2,032
                                                                          ----------
                                                                              20,813
                                                                          ----------
               MANAGED HEALTH CARE (0.8%)
     189,000   Magellan Health Services, Inc.*                                11,451
                                                                          ----------
               PHARMACEUTICALS (2.7%)
     320,170   AcelRx Pharmaceuticals, Inc.*                                   1,319
      11,990   Akorn, Inc.*                                                      553
      48,100   Cempra, Inc.*                                                   2,014
     909,923   Durect Corp.*                                                   2,138
      11,425   Intersect Ent, Inc.*                                              339
      64,165   Lannett Co., Inc.*                                              3,824
     339,000   Medicines Co.*                                                 10,641
     274,900   Nektar Therapeutics*                                            3,467
      26,580   Paratek Pharmaceuticals, Inc.                                     669
     184,700   Phibro Animal Health Corp. "A"                                  7,255
     197,950   Sucampo Pharmaceuticals, Inc. "A"*                              4,313
      86,979   Tetraphase Pharmaceuticals, Inc.*                               4,136
                                                                          ----------
                                                                              40,668
                                                                          ----------
               Total Health Care                                             226,820
                                                                          ----------
               INDUSTRIALS (21.0%)
               -------------------
               AEROSPACE & DEFENSE (1.5%)
     258,788   Cubic Corp.                                                    11,482
      58,335   Taser International, Inc.*                                      1,588
     182,000   Triumph Group, Inc.                                             9,801
                                                                          ----------
                                                                              22,871
                                                                          ----------
               AIR FREIGHT & LOGISTICS (1.0%)
     165,970   Atlas Air Worldwide Holdings, Inc.*                             8,157

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
      28,300   Echo Global Logistics, Inc.*                               $      914
     645,920   UTi Worldwide, Inc.*                                            5,426
                                                                          ----------
                                                                              14,497
                                                                          ----------
               AIRLINES (0.1%)
      65,450   Hawaiian Holdings, Inc.*                                        1,422
                                                                          ----------
               BUILDING PRODUCTS (0.3%)
      21,840   Apogee Enterprises, Inc.                                        1,205
     736,578   Tyman plc                                                       3,537
                                                                          ----------
                                                                               4,742
                                                                          ----------
               CONSTRUCTION & ENGINEERING (0.5%)
     101,950   Comfort Systems USA, Inc.                                       2,818
     292,510   Primoris Services Corp.                                         5,309
                                                                          ----------
                                                                               8,127
                                                                          ----------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
     189,007   Douglas Dynamics, Inc.                                          3,878
                                                                          ----------
               DIVERSIFIED SUPPORT SERVICES (1.9%)
     235,800   G & K Services, Inc. "A"                                       15,459
     207,121   Matthews International Corp. "A"                               11,153
      51,050   Mobile Mini, Inc.                                               1,896
                                                                          ----------
                                                                              28,508
                                                                          ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.2%)
     174,000   EnerSys                                                        10,866
     287,000   Generac Holdings, Inc.*                                        10,065
     146,000   Regal-Beloit Corp.                                             10,137
      88,200   Thermon Group Holdings, Inc.*                                   2,128
                                                                          ----------
                                                                              33,196
                                                                          ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
      63,560   Ceco Environmental Corp.                                          572
      45,794   Hudson Technologies, Inc.*                                        156
     410,967   SP Plus Corp.*                                                 10,747
                                                                          ----------
                                                                              11,475
                                                                          ----------
               HEAVY ELECTRICAL EQUIPMENT (0.5%)
     212,100   Babcock & Wilcox Enterprises, Inc.*                             4,183
      87,491   Power Solutions International, Inc.*                            3,629
                                                                          ----------
                                                                               7,812
                                                                          ----------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      11,589   WageWorks, Inc.*                                                  579
                                                                          ----------
               INDUSTRIAL MACHINERY (4.6%)
      71,870   Actuant Corp. "A"                                               1,657
     391,669   Albany International Corp. "A"                                 14,578

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
      91,400   CIRCOR International, Inc.                                 $    4,372
     230,797   ESCO Technologies, Inc.                                         8,786
      62,200   John Bean Technologies Corp.                                    2,267
      89,829   Kennametal, Inc.                                                2,847
     373,600   Luxfer Holdings plc ADR                                         4,864
     504,900   Mueller Industries, Inc.                                       16,344
      15,600   Proto Labs, Inc.*                                               1,176
      42,614   RBC Bearings, Inc.*                                             2,887
      60,949   Tennant Co.                                                     3,645
     267,254   TriMas Corp.*                                                   6,281
                                                                          ----------
                                                                              69,704
                                                                          ----------
               OFFICE SERVICES & SUPPLIES (1.7%)
   1,011,400   ACCO Brands Corp.*                                              8,273
     312,400   Essendant, Inc.                                                11,503
     311,600   Steelcase, Inc. "A"                                             5,562
                                                                          ----------
                                                                              25,338
                                                                          ----------
               RAILROADS (0.1%)
      17,200   Genesee & Wyoming, Inc. "A"*                                    1,225
                                                                          ----------
               RESEARCH & CONSULTING SERVICES (1.3%)
      71,800   Advisory Board Co.*                                             4,301
      23,894   Exponent, Inc.                                                  1,063
     235,220   FTI Consulting, Inc.*                                           9,625
     295,842   Mistras Group, Inc.*                                            5,322
                                                                          ----------
                                                                              20,311
                                                                          ----------
               SECURITY & ALARM SERVICES (0.5%)
     258,000   Brink's Co.                                                     8,057
                                                                          ----------
               TRADING COMPANIES & DISTRIBUTORS (3.5%)
     480,000   Aircastle Ltd.                                                 11,553
     316,305   Beacon Roofing Supply, Inc.*                                   11,071
      44,186   DXP Enterprises, Inc.*                                          1,622
     407,600   GATX Corp.                                                     21,619
      82,513   Kaman Corp.                                                     3,257
      56,100   Rush Enterprises, Inc. "A"*                                     1,430
     191,620   Titan Machinery, Inc.*                                          2,692
                                                                          ----------
                                                                              53,244
                                                                          ----------
               TRUCKING (0.2%)
     131,374   Celadon Group, Inc.                                             2,851
                                                                          ----------
               Total Industrials                                             317,837
                                                                          ----------

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (18.4%)
               ------------------------------
               APPLICATION SOFTWARE (2.9%)
       5,901   Aspen Technology, Inc.*                                    $      262
      79,123   BroadSoft, Inc.*                                                2,763
      75,500   Cadence Design Systems, Inc.*                                   1,583
       4,600   Callidus Software, Inc.*                                           76
      17,455   Digimarc Corp.*                                                   694
      25,000   Ebix, Inc.                                                        775
       7,229   Guidewire Software, Inc.*                                         427
     420,000   Mentor Graphics Corp.                                          10,958
      45,332   Monotype Imaging Holdings, Inc.                                 1,130
      30,482   Paylocity Holding Corp.*                                        1,095
      95,428   PROS Holdings, Inc.*                                            2,087
      61,076   PTC, Inc.*                                                      2,220
      60,900   Qlik Technologies, Inc.*                                        2,464
      26,800   Synchronoss Technologies, Inc.*                                 1,281
     896,845   TiVo, Inc.*                                                     8,932
      13,150   Tyler Technologies, Inc.*                                       1,835
      25,952   Ultimate Software Group, Inc.*                                  4,781
      81,469   Yodlee, Inc.*                                                   1,023
                                                                          ----------
                                                                              44,386
                                                                          ----------
               COMMUNICATIONS EQUIPMENT (1.5%)
     260,290   Aerohive Networks, Inc.*                                        2,017
     155,294   Finisar Corp.*                                                  2,704
      10,600   Infinera Corp.*                                                   254
     848,000   JDS Uniphase Corp.*                                             9,404
     188,615   RADWARE Ltd.*                                                   3,591
     283,363   Ruckus Wireless, Inc.*                                          3,494
     279,215   ShoreTel, Inc.*                                                 1,980
                                                                          ----------
                                                                              23,444
                                                                          ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
     343,970   Cardtronics, Inc.*                                             12,751
      71,667   Euronet Worldwide, Inc.*                                        4,909
     508,000   EVERTEC, Inc.                                                   9,561
      59,877   Global Cash Access Holdings, Inc.*                                302
      26,316   WNS Holdings Ltd. ADR*                                            785
                                                                          ----------
                                                                              28,308
                                                                          ----------
               ELECTRONIC COMPONENTS (1.1%)
     241,400   Belden, Inc.                                                   14,298
      71,200   II-VI, Inc.*                                                    1,211
     122,685   InvenSense, Inc.*                                               1,607
                                                                          ----------
                                                                              17,116
                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
     105,330   Coherent, Inc.*                                            $    6,104
      10,100   FARO Technologies, Inc.*                                          443
      12,722   FEI Co.                                                         1,094
      13,699   OSI Systems, Inc.*                                                961
                                                                          ----------
                                                                               8,602
                                                                          ----------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
      85,860   CTS Corp.                                                       1,614
      11,280   IPG Photonics Corp.*                                            1,040
                                                                          ----------
                                                                               2,654
                                                                          ----------
               INTERNET SOFTWARE & SERVICES (1.2%)
      93,162   Constant Contact, Inc.*                                         2,407
      15,594   CoStar Group, Inc.*                                             3,139
      15,700   Demandware, Inc.*                                               1,186
      79,100   GTT Communications, Inc.*                                       1,837
      13,600   HomeAway, Inc.*                                                   409
     241,780   LivePerson, Inc.*                                               2,323
     128,000   Pandora Media, Inc.*                                            2,243
      70,971   SPS Commerce, Inc.*                                             5,121
                                                                          ----------
                                                                              18,665
                                                                          ----------
               IT CONSULTING & OTHER SERVICES (1.0%)
      21,700   EPAM Systems, Inc.*                                             1,608
     234,009   Forrester Research, Inc.                                        7,320
     211,200   Perficient, Inc.*                                               3,428
      64,763   Virtusa Corp.*                                                  3,105
                                                                          ----------
                                                                              15,461
                                                                          ----------
               SEMICONDUCTOR EQUIPMENT (0.4%)
     290,062   Brooks Automation, Inc.                                         3,060
      93,865   Rudolph Technologies, Inc.*                                     1,053
     126,798   Teradyne, Inc.                                                  2,442
                                                                          ----------
                                                                               6,555
                                                                          ----------
               SEMICONDUCTORS (2.8%)
      80,863   Ceva, Inc.*                                                     1,515
     123,996   Inphi Corp.*                                                    2,819
      77,200   Intersil Corp. "A"                                                859
   1,361,000   Lattice Semiconductor Corp.*                                    6,696
      62,593   Mellanox Technologies Ltd.*                                     2,632
     388,100   Microsemi Corp.*                                               12,784
      24,489   Monolithic Power Systems, Inc.                                  1,266
       5,500   Power Integrations, Inc.                                          213
      62,905   Rambus, Inc.*                                                     823

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
      31,142   Silicon Laboratories, Inc.*                                $    1,401
     139,000   Synaptics, Inc.*                                               11,034
                                                                          ----------
                                                                              42,042
                                                                          ----------
               SYSTEMS SOFTWARE (2.3%)
     135,100   Allot Communications Ltd.*                                        704
     375,630   AVG Technologies N.V.*                                         10,795
      47,000   Fleetmatics Group plc*                                          2,250
     137,266   Gigamon, Inc.*                                                  3,690
       3,880   Hubspot, Inc.*                                                    209
      34,880   Imperva, Inc.*                                                  2,292
     205,583   Infoblox, Inc.*                                                 4,831
      49,164   Proofpoint, Inc.*                                               3,181
      98,100   Qualys, Inc.*                                                   3,626
      39,000   Red Hat, Inc.*                                                  3,084
                                                                          ----------
                                                                              34,662
                                                                          ----------
               TECHNOLOGY DISTRIBUTORS (0.7%)
     263,500   ScanSource, Inc.*                                               9,968
                                                                          ----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
     621,400   Diebold, Inc.                                                  21,159
      29,434   Nimble Storage, Inc.*                                             813
     113,800   Quantum Corp.*                                                    120
     170,500   Super Micro Computer, Inc.*                                     4,547
                                                                          ----------
                                                                              26,639
                                                                          ----------
               Total Information Technology                                  278,502
                                                                          ----------
               MATERIALS (4.1%)
               ----------------
               ALUMINUM (0.8%)
     135,000   Kaiser Aluminum Corp.                                          11,401
                                                                          ----------
               COMMODITY CHEMICALS (0.8%)
     261,000   Cabot Corp.                                                     9,182
     140,760   Koppers Holdings, Inc.                                          2,857
                                                                          ----------
                                                                              12,039
                                                                          ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      18,506   Scotts Miracle-Gro Co. "A"                                      1,118
                                                                          ----------
               FOREST PRODUCTS (0.6%)
     130,130   Deltic Timber Corp.                                             8,445
                                                                          ----------
               METAL & GLASS CONTAINERS (0.3%)
     172,150   Greif, Inc. "A"                                                 5,335
                                                                          ----------
               PAPER PRODUCTS (0.1%)
      41,159   Schweitzer-Mauduit International, Inc.                          1,634
                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES      SECURITY                                                        (000)
------------------------------------------------------------------------------------
               SPECIALTY CHEMICALS (1.4%)
     145,945   Innospec, Inc.                                             $    6,312
      30,109   Quaker Chemical Corp.                                           2,791
     178,774   Sensient Technologies Corp.                                    12,227
                                                                          ----------
                                                                              21,330
                                                                          ----------
               Total Materials                                                61,302
                                                                          ----------
               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
      15,620   Cogent Communications Holdings, Inc.                              497
                                                                          ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
     389,400   Telephone & Data Systems, Inc.                                 11,452
                                                                          ----------
               Total Telecommunication Services                               11,949
                                                                          ----------
               UTILITIES (2.0%)
               ----------------
               ELECTRIC UTILITIES (0.7%)
     318,000   Portland General Electric Co.                                  11,451
                                                                          ----------
               GAS UTILITIES (1.3%)
     141,900   Laclede Group, Inc.                                             7,678
     153,700   New Jersey Resources Corp.                                      4,442
     123,400   WGL Holdings, Inc.                                              6,898
                                                                          ----------
                                                                              19,018
                                                                          ----------
               Total Utilities                                                30,469
                                                                          ----------
               Total Common Stocks (cost: $1,163,869)                      1,438,789
                                                                          ----------
               RIGHTS (0.0%)

               HEALTH CARE (0.0%)
               ------------------
               BIOTECHNOLOGY (0.0%)
      72,450   Prosensa Holdings N.V., acquired 1/15/2015; cost $0*(a),(b)        72
                                                                          ----------
               PHARMACEUTICALS (0.0%)
     133,709   NuPathe, Inc., acquired 2/19/2014; cost $80*(a),(b)                80
                                                                          ----------
               Total Health Care                                                 152
                                                                          ----------
               Total Rights (cost: $80)                                          152
                                                                          ----------
               MONEY MARKET INSTRUMENTS (4.3%)

               MONEY MARKET FUNDS (4.3%)
  65,760,673   State Street Institutional Liquid Reserves
                 Fund Premier Class, 0.11%(c) (cost: $65,761)                 65,761
                                                                          ----------

               TOTAL INVESTMENTS (COST: $1,229,710)                       $1,504,702
                                                                          ==========

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,438,789                  $-             $  -     $1,438,789
  Rights                                          -                   -              152            152

Money Market Instruments:
  Money Market Funds                         65,761                   -                -         65,761
-------------------------------------------------------------------------------------------------------
Total                                    $1,504,550                  $-             $152     $1,504,702
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                            RIGHTS
--------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                                   $ 80
Purchases                                                                                        -
Sales                                                                                            -
Transfers into Level 3                                                                           -
Transfers out of Level 3                                                                         -
Net realized gain (loss) on investments                                                          -
Change in net unrealized appreciation/(depreciation) of investments                             72
--------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                                   $152
--------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, common stocks with a fair value of $5,590,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT     Real estate investment trust

o  SPECIFIC NOTES

   (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at July 31, 2015, was $152,000, which represented less than 0.1% of the Fund's net assets.

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

   (b) Security was fair valued at July 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $152,000, which represented less than 0.1% of the Fund's net assets.

   (c) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,229,710)                       $1,504,702
   Receivables:
       Capital shares sold                                                                    6,747
       Dividends and interest                                                                   602
       Securities sold                                                                        9,770
                                                                                         ----------
          Total assets                                                                    1,521,821
                                                                                         ----------
LIABILITIES
   Payables:
       Securities purchased                                                                   8,502
       Capital shares redeemed                                                                  356
   Accrued management fees                                                                      976
   Accrued transfer agent's fees                                                                107
   Other accrued expenses and payables                                                          134
                                                                                         ----------
          Total liabilities                                                                  10,075
                                                                                         ----------
              Net assets applicable to capital shares outstanding                        $1,511,746
                                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $1,154,525
   Accumulated undistributed net investment income                                              423
   Accumulated net realized gain on investments                                              81,806
   Net unrealized appreciation of investments                                               274,992
                                                                                         ----------
              Net assets applicable to capital shares outstanding                        $1,511,746
                                                                                         ==========
  Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $835,256/47,017
          shares outstanding)                                                            $    17.77
                                                                                         ==========
       Institutional Shares (net assets of $676,490/37,820
          shares outstanding)                                                            $    17.89
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $7)                                        $ 17,574
   Interest                                                                                     60
                                                                                          --------
       Total income                                                                         17,634
                                                                                          --------
EXPENSES
   Management fees                                                                          10,956
   Administration and servicing fees:
       Fund Shares                                                                           1,171
       Institutional Shares                                                                    680
   Transfer agent's fees:
       Fund Shares                                                                           1,560
       Institutional Shares                                                                    680
   Custody and accounting fees:
       Fund Shares                                                                             127
       Institutional Shares                                                                    105
   Postage:
       Fund Shares                                                                              67
       Institutional Shares                                                                     65
   Shareholder reporting fees:
       Fund Shares                                                                              29
       Institutional Shares                                                                     16
   Trustees' fees                                                                               26
   Registration fees:
       Fund Shares                                                                              44
       Institutional Shares                                                                     28
   Professional fees                                                                           118
   Other                                                                                        24
                                                                                          --------
            Total expenses                                                                  15,696
   Expenses paid indirectly:
       Fund Shares                                                                             (21)
       Institutional Shares                                                                    (19)
                                                                                          --------
            Net expenses                                                                    15,656
                                                                                          --------
NET INVESTMENT INCOME                                                                        1,978
                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                          96,759
       Foreign currency transactions                                                            (9)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                          31,901
       Foreign currency translations                                                             2
                                                                                          --------
            Net realized and unrealized gain                                               128,653
                                                                                          --------
   Increase in net assets resulting from operations                                       $130,631
                                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------------------------
                                                                           2015               2014
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $    1,978         $      608
   Net realized gain on investments                                      96,759            169,910
   Net realized gain (loss) on foreign currency transactions                 (9)                 1
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                       31,901            (57,982)
       Foreign currency translations                                          2                 (2)
                                                                     -----------------------------
       Increase in net assets resulting from operations                 130,631            112,535
                                                                     -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (1,091)                 -
       Institutional Shares                                              (1,768)                 -
                                                                     -----------------------------
            Total distributions of net investment income                 (2,859)                 -
                                                                     -----------------------------
   Net realized gains:
       Fund Shares                                                      (78,944)           (61,696)
       Institutional Shares                                             (67,334)           (58,891)
                                                                     -----------------------------
            Total distributions of net realized gains                  (146,278)          (120,587)
                                                                     -----------------------------
       Distributions to shareholders                                   (149,137)          (120,587)
                                                                     -----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                          136,242             70,070
   Institutional Shares                                                  22,347             62,801
                                                                     -----------------------------
       Total net increase in net assets from
            capital share transactions                                  158,589            132,871
                                                                     -----------------------------
   Net increase in net assets                                           140,083            124,819

NET ASSETS
   Beginning of year                                                  1,371,663          1,246,844
                                                                     -----------------------------
   End of year                                                       $1,511,746         $1,371,663
                                                                     =============================
Accumulated undistributed net investment income:
   End of year                                                       $      423         $      640
                                                                     =============================

See accompanying notes to financial statements.

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares by $21,000 and the expenses of the Institutional Shares by

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

    $19,000. For the year ended July 31, 2015, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $7,000, which represents 2.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, non-REIT return of capital dividend, distributions, and passive foreign investment corporation adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $664,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                               2015                      2014
                                                          ---------------------------------------
Ordinary income*                                          $ 36,218,000               $ 49,064,000
Long-term realized capital gain                            112,919,000                 71,523,000
                                                          ------------               ------------
     Total distributions paid                             $149,137,000               $120,587,000
                                                          ============               ============

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                                       $  3,189,000
Undistributed long-term capital gains                                                  85,251 000
Unrealized appreciation of investments                                                268,781,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $625,969,000 and $623,039,000 respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $1,235,921,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $323,665,000 and $54,884,000, respectively, resulting in net unrealized appreciation of $268,781,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                              YEAR ENDED                  YEAR ENDED
                                            JULY 31, 2015               JULY 31, 2014
------------------------------------------------------------------------------------------
                                       SHARES        AMOUNT          SHARES        AMOUNT
                                      ----------------------------------------------------
FUND SHARES:
Shares sold                            10,405      $ 186,545          7,344      $ 137,854
Shares issued from
  reinvested dividends                  4,676         79,175          3,330         61,135
Shares redeemed                        (7,199)      (129,478)        (6,854)      (128,919)
                                      ----------------------------------------------------
Net increase from capital
  share transactions                    7,882      $ 136,242          3,820      $  70,070
                                      ====================================================
INSTITUTIONAL SHARES:
Shares sold                             7,682      $ 139,379          5,415      $ 101,367
Shares issued from
  reinvested dividends                  4,048         69,079          3,191         58,888
Shares redeemed                       (10,195)      (186,111)        (5,122)       (97,454)
                                      ----------------------------------------------------
Net increase from capital
  share transactions                    1,535      $  22,347          3,484      $  62,801
                                      ====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s).
    The allocation for each subadviser could range from 0% to 100% of the

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

    Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
------------------------------------------------------------------
+/- 100 to 400                              +/- 4
+/- 401 to 700                              +/- 5
+/- 701 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $10,956,000. For the year ended
    July 31, 2015, the Fund did not incur any performance adjustment.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into Investment Subadvisory Agreements with Wellington Management Company LLP (Wellington Management), Cambiar Investors (Cambiar), and Granahan Investment Management, Inc. (GIMI), under which Wellington Management, Cambiar, and GIMI each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average net assets for the first $300 million in assets that Wellington Management manages, plus 0.65% of the Fund's average net assets over $300 million that Wellington Management manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management of $4,080,000.

    The Manager (not the Fund) pays Cambiar a subadvisory fee in the annual amount of 0.67% of the Fund's average net assets for the first $300 million in assets that Cambiar manages, plus 0.65% of the Fund's average net assets over $300 million that Cambiar manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Cambiar of $3,511,000.

    The Manager (not the Fund) pays GIMI a subadvisory fee in the annual amount of 0.55% of the Fund's average net assets for the first $300 million in assets that GIMI manages, plus 0.52% of the Fund's average net assets over $300 million that GIMI manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to GIMI of $1,783,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services,

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

    the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended
    July 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,171,000 and $680,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $41,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,560,000 and $680,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

July 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative                                          0.1
USAA Cornerstone Equity                                                0.5
USAA Target Retirement Income                                          0.3
USAA Target Retirement 2020                                            1.4
USAA Target Retirement 2030                                            4.1
USAA Target Retirement 2040                                            5.5
USAA Target Retirement 2050                                            3.2
USAA Target Retirement 2060                                            0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA SMALL CAP STOCK FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JULY 31,
                                         --------------------------------------------------------------------
                                             2015            2014          2013           2012           2011
                                         --------------------------------------------------------------------
Net asset value at beginning
 of period                               $  18.14        $  18.27      $  14.15       $  14.17       $  11.41
                                         --------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income (loss)                 .02            (.01)          .05            .02            .02
 Net realized and unrealized
  gain (loss)                                1.63            1.62          4.39           (.03)          2.76
                                         --------------------------------------------------------------------
Total from investment
 operations                                  1.65            1.61          4.44           (.01)          2.78
                                         --------------------------------------------------------------------
Less distributions from:
 Net investment income                       (.02)              -          (.04)          (.01)          (.02)
 Realized capital gains                     (2.00)          (1.74)         (.28)             -              -
                                         --------------------------------------------------------------------
Total distributions                         (2.02)          (1.74)         (.32)          (.01)          (.02)
                                         --------------------------------------------------------------------
Net asset value at end
 of period                               $  17.77        $  18.14      $  18.27       $  14.15       $  14.17
                                         ====================================================================
Total return (%)*                            9.67            8.68         31.94           (.10)         24.38
Net assets at end of
 period (000)                            $835,256        $709,753      $645,220       $751,742       $700,636
Ratios to average net assets:**
 Expenses (%)(a)                             1.15            1.14          1.25           1.28(b)        1.26(b)
 Net investment
  income (loss) (%)                           .06            (.03)          .03            .16            .15
Portfolio turnover (%)                         45              45            55             84(c)          41

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $781,010,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)(+)       (.01%)         (.00%)(+)     (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2011, the Manager had voluntarily agreed to limit the annual expenses of the
    Fund Shares to 1.40% of the Fund Shares' average net assets.
(c) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JULY 31,
                                         --------------------------------------------------------------------
                                             2015            2014          2013           2012           2011
                                         --------------------------------------------------------------------
Net asset value at beginning
 of period                               $  18.24        $  18.34      $  14.24       $  14.23       $  11.46
                                         --------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                        .05             .03           .04(a)         .06            .06
 Net realized and
  unrealized gain                            1.65            1.61          4.46(a)         .00(b)        2.78
                                         --------------------------------------------------------------------
Total from investment
 operations                                  1.70            1.64          4.50(a)         .06           2.84
                                         --------------------------------------------------------------------
Less distributions from:
 Net investment income                       (.05)              -          (.12)          (.05)          (.07)
 Realized capital gains                     (2.00)          (1.74)         (.28)             -              -
                                         --------------------------------------------------------------------
Total distributions                         (2.05)          (1.74)         (.40)          (.05)          (.07)
                                         --------------------------------------------------------------------
Net asset value at end
 of period                               $  17.89        $  18.24      $  18.34       $  14.24       $  14.23
                                         ====================================================================
Total return (%)*                            9.85            8.81         32.31            .48          24.81
Net assets at end
 of period (000)                         $676,490        $661,910      $601,624       $190,828       $137,441
Ratios to average net assets:**
 Expenses (%)(c)                              .99             .99          1.00            .99            .88(d)
 Net investment income (%)                    .22             .12           .23            .47            .51
Portfolio turnover (%)                         45              45            55             84(e)          41

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $679,986,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the Institutional Shares' average net assets.
(e) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

48  | USAA SMALL CAP STOCK FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE         FEBRUARY 1, 2015 -
                                        FEBRUARY 1, 2015        JULY 31, 2015           JULY 31, 2015
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,066.60                  $5.84

Hypothetical
 (5% return before expenses)                1,000.00               1,019.14                   5.71

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,067.40                   5.07

Hypothetical
 (5% return before expenses)                1,000.00               1,019.89                   4.96

*Expenses are equal to the annualized expense ratio of 1.14% for Fund Shares and 0.99% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.66% for Fund Shares and 6.74% for Institutional Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

50  | USAA SMALL CAP STOCK FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements between the Manager and the Subadvisers with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and each Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

52  | USAA SMALL CAP STOCK FUND

================================================================================

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board took into account management's discussion of the Fund's expenses. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager. The Board also considered and discussed information about the Subadvisers' fees, including the amount of management fees retained by the Manager after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2014, and was above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2014, and was in the top 45% of its performance universe for the five-year period ended December 31, 2014. The Board took into account management's discussion of the Fund's performance, including the impact of market conditions on the Fund's performance.

================================================================================

54  | USAA SMALL CAP STOCK FUND

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that the Manager also pays the subadvisory fees. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current advisory fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a

================================================================================

56  | USAA SMALL CAP STOCK FUND

================================================================================

manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of each Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in each Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that each Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended
December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's experience and resources in monitoring the performance, investment style,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the discussion of management regarding the factors that contributed to the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS - The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) each Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

58  | USAA SMALL CAP STOCK FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call
(800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

60  | USAA SMALL CAP STOCK FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012).
Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.
Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

62  | USAA SMALL CAP STOCK FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit and Compliance Committee.
   (4) Member of Product Management and Distribution Committee.
   (5) Member of Corporate Governance Committee.
   (6) Member of Investments Committee.
   (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
   (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
   (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

64  | USAA SMALL CAP STOCK FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13).
Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

66  | USAA SMALL CAP STOCK FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
    USAA                                                             PRSRT STD
    9800 Fredericksburg Road                                       U.S. Postage
    San Antonio, TX 78288                                              PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA       We know what it means to serve.(R)

   =============================================================================
   40054-0914                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

 ==============================================================
       ANNUAL REPORT
       USAA SHORT-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JULY 31, 2015
 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Distributions to Shareholders                                            19

    Report of Independent Registered
      Public Accounting Firm                                                 20

    Portfolio of Investments                                                 21

    Notes to Portfolio of Investments                                        46

    Financial Statements                                                     52

    Notes to Financial Statements                                            55

EXPENSE EXAMPLE                                                              74

ADVISORY AGREEMENT(S)                                                        76

TRUSTEES' AND OFFICERS' INFORMATION                                          81

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209378-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA SHORT-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

USAA Asset Management Company

    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH, CFA, CPA

--------------------------------------------------------------------------------

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   During the first half of the reporting period ended July 31, 2015, longer-term interest rates decreased. The yield on a 10-year U.S. Treasury security fell from 2.56% on July 31, 2014, to a low for the reporting period overall of 1.64% on January 30, 2015. In February 2015, longer-term interest rates increased, reaching 2.24% on March 6, 2015, in response to a strong U.S. jobs report. Although longer-term interest rates fell again later in the month when the Federal Reserve (the Fed) indicated that it may increase the federal interest rate in the relatively near future, interest rates began to rise again during the second calendar quarter, driven higher by global events and shifting expectations about potential federal monetary action. Despite continued signs of improvement, weak first-quarter U.S. gross domestic product confirmed the fears of some market participants that the U.S. economy had yet to achieve a sustainable growth path. The Fed stated that any interest rate hike will be data dependent. In July 2015, interest rates edged down amid a broad flight to safety, as China's economy continued to slow, investors grew concerned about a possible Greek exit from the European Union, and Puerto Rico seemed likely to default on its municipal debt obligations. Longer-term interest rates ended the reporting period somewhat lower than they began. On July 31, 2015, the 10-year U.S. Treasury yield was 2.18%. On the shorter end of the U.S. Treasury yield curve, interest rates fell less, with the five-year U.S. Treasury yield

================================================================================

2  | USAA SHORT-TERM BOND FUND

================================================================================

           o 10-YEAR U.S. TREASURY YIELDS o

       [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                                        YIELD IN PERCENT
 7/31/2014                                   2.559
  8/1/2014                                   2.493
  8/4/2014                                   2.483
  8/5/2014                                   2.485
  8/6/2014                                   2.472
  8/7/2014                                   2.412
  8/8/2014                                   2.421
 8/11/2014                                   2.428
 8/12/2014                                    2.45
 8/13/2014                                   2.418
 8/14/2014                                   2.402
 8/15/2014                                   2.341
 8/18/2014                                   2.394
 8/19/2014                                   2.401
 8/20/2014                                   2.427
 8/21/2014                                   2.408
 8/22/2014                                   2.403
 8/25/2014                                   2.383
 8/26/2014                                   2.397
 8/27/2014                                   2.358
 8/28/2014                                   2.337
 8/29/2014                                   2.344
  9/1/2014                                   2.344
  9/2/2014                                   2.422
  9/3/2014                                   2.397
  9/4/2014                                   2.451
  9/5/2014                                    2.46
  9/8/2014                                   2.472
  9/9/2014                                   2.504
 9/10/2014                                   2.542
 9/11/2014                                   2.551
 9/12/2014                                   2.611
 9/15/2014                                    2.59
 9/16/2014                                   2.593
 9/17/2014                                   2.621
 9/18/2014                                   2.615
 9/19/2014                                   2.575
 9/22/2014                                   2.565
 9/23/2014                                   2.528
 9/24/2014                                   2.565
 9/25/2014                                   2.503
 9/26/2014                                   2.529
 9/29/2014                                   2.478
 9/30/2014                                    2.49
 10/1/2014                                   2.386
 10/2/2014                                   2.426
 10/3/2014                                   2.435
 10/6/2014                                   2.421
 10/7/2014                                    2.34
 10/8/2014                                   2.322
 10/9/2014                                   2.314
10/10/2014                                   2.281
10/13/2014                                   2.281
10/14/2014                                   2.198
10/15/2014                                   2.137
10/16/2014                                   2.157
10/17/2014                                   2.194
10/20/2014                                   2.192
10/21/2014                                   2.223
10/22/2014                                   2.217
10/23/2014                                   2.272
10/24/2014                                   2.269
10/27/2014                                   2.261
10/28/2014                                   2.297
10/29/2014                                   2.318
10/30/2014                                   2.306
10/31/2014                                   2.336
 11/3/2014                                   2.343
 11/4/2014                                   2.334
 11/5/2014                                   2.343
 11/6/2014                                   2.387
 11/7/2014                                   2.298
11/10/2014                                   2.361
11/11/2014                                   2.361
11/12/2014                                   2.372
11/13/2014                                   2.341
11/14/2014                                   2.321
11/17/2014                                   2.341
11/18/2014                                   2.316
11/19/2014                                    2.36
11/20/2014                                   2.338
11/21/2014                                   2.311
11/24/2014                                   2.307
11/25/2014                                   2.258
11/26/2014                                   2.246
11/27/2014                                   2.246
11/28/2014                                   2.165
 12/1/2014                                   2.236
 12/2/2014                                   2.293
 12/3/2014                                   2.281
 12/4/2014                                   2.235
 12/5/2014                                   2.307
 12/8/2014                                   2.258
 12/9/2014                                   2.214
12/10/2014                                   2.165
12/11/2014                                   2.163
12/12/2014                                   2.083
12/15/2014                                   2.119
12/16/2014                                    2.06
12/17/2014                                   2.137
12/18/2014                                   2.208
12/19/2014                                   2.163
12/22/2014                                   2.159
12/23/2014                                   2.262
12/24/2014                                   2.264
12/25/2014                                   2.264
12/26/2014                                   2.251
12/29/2014                                   2.203
12/30/2014                                   2.188
12/31/2014                                   2.172
  1/1/2015                                   2.172
  1/2/2015                                   2.111
  1/5/2015                                   2.033
  1/6/2015                                   1.941
  1/7/2015                                   1.969
  1/8/2015                                   2.019
  1/9/2015                                   1.946
 1/12/2015                                   1.908
 1/13/2015                                   1.901
 1/14/2015                                   1.856
 1/15/2015                                   1.716
 1/16/2015                                   1.838
 1/19/2015                                   1.838
 1/20/2015                                   1.789
 1/21/2015                                   1.873
 1/22/2015                                   1.864
 1/23/2015                                   1.798
 1/26/2015                                   1.825
 1/27/2015                                   1.824
 1/28/2015                                   1.722
 1/29/2015                                   1.752
 1/30/2015                                   1.642
  2/2/2015                                   1.665
  2/3/2015                                   1.792
  2/4/2015                                   1.752
  2/5/2015                                   1.821
  2/6/2015                                   1.958
  2/9/2015                                   1.978
 2/10/2015                                   1.998
 2/11/2015                                   2.018
 2/12/2015                                   1.985
 2/13/2015                                   2.051
 2/16/2015                                   2.051
 2/17/2015                                   2.139
 2/18/2015                                   2.081
 2/19/2015                                   2.115
 2/20/2015                                   2.113
 2/23/2015                                   2.058
 2/24/2015                                   1.981
 2/25/2015                                    1.97
 2/26/2015                                    2.03
 2/27/2015                                   1.994
  3/2/2015                                   2.083
  3/3/2015                                    2.12
  3/4/2015                                   2.118
  3/5/2015                                   2.116
  3/6/2015                                   2.242
  3/9/2015                                   2.192
 3/10/2015                                   2.131
 3/11/2015                                   2.109
 3/12/2015                                   2.117
 3/13/2015                                   2.115
 3/16/2015                                   2.073
 3/17/2015                                   2.051
 3/18/2015                                   1.921
 3/19/2015                                   1.969
 3/20/2015                                   1.931
 3/23/2015                                   1.912
 3/24/2015                                   1.874
 3/25/2015                                   1.926
 3/26/2015                                    1.99
 3/27/2015                                   1.962
 3/30/2015                                   1.948
 3/31/2015                                   1.924
  4/1/2015                                   1.858
  4/2/2015                                   1.912
  4/3/2015                                    1.84
  4/6/2015                                   1.896
  4/7/2015                                   1.886
  4/8/2015                                   1.906
  4/9/2015                                    1.96
 4/10/2015                                   1.948
 4/13/2015                                   1.928
 4/14/2015                                   1.899
 4/15/2015                                   1.889
 4/16/2015                                   1.891
 4/17/2015                                   1.866
 4/20/2015                                    1.89
 4/21/2015                                    1.91
 4/22/2015                                    1.98
 4/23/2015                                   1.959
 4/24/2015                                   1.909
 4/27/2015                                   1.922
 4/28/2015                                   2.004
 4/29/2015                                    2.04
 4/30/2015                                   2.033
  5/1/2015                                   2.114
  5/4/2015                                   2.145
  5/5/2015                                   2.186
  5/6/2015                                   2.244
  5/7/2015                                   2.181
  5/8/2015                                   2.149
 5/11/2015                                   2.281
 5/12/2015                                    2.25
 5/13/2015                                   2.294
 5/14/2015                                   2.231
 5/15/2015                                   2.143
 5/18/2015                                   2.235
 5/19/2015                                   2.289
 5/20/2015                                   2.249
 5/21/2015                                   2.191
 5/22/2015                                    2.21
 5/25/2015                                    2.21
 5/26/2015                                    2.14
 5/27/2015                                   2.129
 5/28/2015                                   2.136
 5/29/2015                                   2.122
  6/1/2015                                    2.18
  6/2/2015                                   2.263
  6/3/2015                                   2.365
  6/4/2015                                   2.308
  6/5/2015                                   2.408
  6/8/2015                                   2.383
  6/9/2015                                   2.439
 6/10/2015                                   2.485
 6/11/2015                                   2.378
 6/12/2015                                   2.393
 6/15/2015                                   2.357
 6/16/2015                                    2.31
 6/17/2015                                   2.317
 6/18/2015                                   2.335
 6/19/2015                                   2.259
 6/22/2015                                   2.373
 6/23/2015                                    2.41
 6/24/2015                                   2.368
 6/25/2015                                    2.41
 6/26/2015                                   2.474
 6/29/2015                                   2.325
 6/30/2015                                   2.354
  7/1/2015                                   2.423
  7/2/2015                                   2.383
  7/3/2015                                   2.383
  7/6/2015                                   2.286
  7/7/2015                                   2.259
  7/8/2015                                   2.193
  7/9/2015                                   2.322
 7/10/2015                                   2.398
 7/13/2015                                   2.455
 7/14/2015                                   2.402
 7/15/2015                                   2.353
 7/16/2015                                   2.351
 7/17/2015                                   2.348
 7/20/2015                                   2.373
 7/21/2015                                   2.326
 7/22/2015                                   2.324
 7/23/2015                                   2.269
 7/24/2015                                   2.263
 7/27/2015                                   2.218
 7/28/2015                                   2.251
 7/29/2015                                   2.287
 7/30/2015                                    2.26
 7/31/2015                                   2.181

                      [END CHART]

              Source: Bloomberg Finance L.P.

dropping only 22 basis points during the reporting period. The two-year U.S. Treasury yield actually rose slightly.

Spreads widened across the credit spectrum, with single A, Baa, and high-yield spreads widening 40 basis points, 71 basis points, and 125 basis points, respectively as of July 31, 2015. Spreads (yield differentials versus U.S. Treasury securities of comparable maturity) generally are considered an indication of risk; the wider the spread, the greater the credit risk.

Commodities prices fell dramatically during the reporting period, with declines across the board, including oil and natural gas, agricultural commodities, and base and precious metals. The drop in prices hurt commodities producers, such as energy companies and metals and mining firms, as well as related industries, such as equipment suppliers.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

       o CRUDE OIL - WEST TEXAS INTERMEDIATE o

  [CHART OF CRUDE OIL - WEST TEXAS INTERMEDIATE]

 7/31/2014                                   98.17
  8/1/2014                                   97.88
  8/4/2014                                   98.29
  8/5/2014                                   97.38
  8/6/2014                                   96.92
  8/7/2014                                   97.34
  8/8/2014                                   97.65
 8/11/2014                                   98.08
 8/12/2014                                   97.37
 8/13/2014                                   97.59
 8/14/2014                                   95.58
 8/15/2014                                   97.35
 8/18/2014                                   96.41
 8/19/2014                                   94.48
 8/20/2014                                   96.07
 8/21/2014                                   93.96
 8/22/2014                                   93.65
 8/25/2014                                   93.35
 8/26/2014                                   93.86
 8/27/2014                                   93.88
 8/28/2014                                   94.55
 8/29/2014                                   95.96
  9/2/2014                                   92.88
  9/3/2014                                   95.54
  9/4/2014                                   94.45
  9/5/2014                                   93.29
  9/8/2014                                   92.66
  9/9/2014                                   92.75
 9/10/2014                                   91.67
 9/11/2014                                   92.83
 9/12/2014                                   92.27
 9/15/2014                                   92.92
 9/16/2014                                   94.88
 9/17/2014                                   94.42
 9/18/2014                                   93.07
 9/19/2014                                   92.41
 9/22/2014                                   91.52
 9/23/2014                                   91.56
 9/24/2014                                    92.8
 9/25/2014                                   92.53
 9/26/2014                                   93.54
 9/29/2014                                   94.57
 9/30/2014                                   91.16
 10/1/2014                                   90.73
 10/2/2014                                   91.01
 10/3/2014                                   89.74
 10/6/2014                                   90.34
 10/7/2014                                   88.85
 10/8/2014                                   87.31
 10/9/2014                                   85.77
10/10/2014                                   85.82
10/13/2014                                   85.74
10/14/2014                                   81.84
10/15/2014                                   81.78
10/16/2014                                    82.7
10/17/2014                                   82.75
10/20/2014                                   82.71
10/21/2014                                   82.81
10/22/2014                                   80.52
10/23/2014                                   82.09
10/24/2014                                   81.01
10/27/2014                                      81
10/28/2014                                   81.42
10/29/2014                                    82.2
10/30/2014                                   81.12
10/31/2014                                   80.54
 11/3/2014                                   78.78
 11/4/2014                                   77.19
 11/5/2014                                   78.68
 11/6/2014                                   77.91
 11/7/2014                                   78.65
11/10/2014                                    77.4
11/11/2014                                   77.94
11/12/2014                                   77.18
11/13/2014                                   74.21
11/14/2014                                   75.82
11/17/2014                                   75.64
11/18/2014                                   74.61
11/19/2014                                   74.58
11/20/2014                                   75.58
11/21/2014                                   76.51
11/24/2014                                   75.78
11/25/2014                                   74.09
11/26/2014                                   73.69
11/28/2014                                   66.15
 12/1/2014                                      69
 12/2/2014                                   66.88
 12/3/2014                                   67.38
 12/4/2014                                   66.81
 12/5/2014                                   65.84
 12/8/2014                                   63.05
 12/9/2014                                   63.82
12/10/2014                                   60.94
12/11/2014                                   59.95
12/12/2014                                   57.81
12/15/2014                                   55.91
12/16/2014                                   55.93
12/17/2014                                   56.47
12/18/2014                                   54.11
12/19/2014                                   56.52
12/22/2014                                   55.26
12/23/2014                                   57.12
12/24/2014                                   55.84
12/26/2014                                   54.73
12/29/2014                                   53.61
12/30/2014                                   54.12
12/31/2014                                   53.27
  1/2/2015                                   52.69
  1/5/2015                                   50.04
  1/6/2015                                   47.93
  1/7/2015                                   48.65
  1/8/2015                                   48.79
  1/9/2015                                   48.36
 1/12/2015                                   46.07
 1/13/2015                                   45.89
 1/14/2015                                   48.48
 1/15/2015                                   46.25
 1/16/2015                                   48.69
 1/20/2015                                   46.39
 1/21/2015                                   47.78
 1/22/2015                                   46.31
 1/23/2015                                   45.59
 1/26/2015                                   45.15
 1/27/2015                                   46.23
 1/28/2015                                   44.45
 1/29/2015                                   44.53
 1/30/2015                                   48.24
  2/2/2015                                   49.57
  2/3/2015                                   53.05
  2/4/2015                                   48.45
  2/5/2015                                   50.48
  2/6/2015                                   51.69
  2/9/2015                                   52.86
 2/10/2015                                   50.02
 2/11/2015                                   48.84
 2/12/2015                                   51.21
 2/13/2015                                   52.78
 2/17/2015                                   53.53
 2/18/2015                                   52.14
 2/19/2015                                   51.16
 2/20/2015                                   50.34
 2/23/2015                                   49.45
 2/24/2015                                   49.28
 2/25/2015                                   50.99
 2/26/2015                                   48.17
 2/27/2015                                   49.76
  3/2/2015                                   49.59
  3/3/2015                                   50.52
  3/4/2015                                   51.53
  3/5/2015                                   50.76
  3/6/2015                                   49.61
  3/9/2015                                      50
 3/10/2015                                   48.29
 3/11/2015                                   48.17
 3/12/2015                                   47.05
 3/13/2015                                   44.84
 3/16/2015                                   43.88
 3/17/2015                                   43.46
 3/18/2015                                   44.66
 3/19/2015                                   43.96
 3/20/2015                                   45.72
 3/23/2015                                   47.45
 3/24/2015                                   47.51
 3/25/2015                                   49.21
 3/26/2015                                   51.43
 3/27/2015                                   48.87
 3/30/2015                                   48.68
 3/31/2015                                    47.6
  4/1/2015                                   50.09
  4/2/2015                                   49.14
  4/6/2015                                   52.14
  4/7/2015                                   53.98
  4/8/2015                                   50.42
  4/9/2015                                   50.79
 4/10/2015                                   51.64
 4/13/2015                                   51.91
 4/14/2015                                   53.29
 4/15/2015                                   56.39
 4/16/2015                                   56.71
 4/17/2015                                   55.74
 4/20/2015                                   56.38
 4/21/2015                                   55.26
 4/22/2015                                   56.16
 4/23/2015                                   57.74
 4/24/2015                                   57.15
 4/27/2015                                   56.99
 4/28/2015                                   57.06
 4/29/2015                                   58.58
 4/30/2015                                   59.63
  5/1/2015                                   59.15
  5/4/2015                                   58.93
  5/5/2015                                    60.4
  5/6/2015                                   60.93
  5/7/2015                                   58.94
  5/8/2015                                   59.39
 5/11/2015                                   59.25
 5/12/2015                                   60.75
 5/13/2015                                    60.5
 5/14/2015                                   59.88
 5/15/2015                                   59.69
 5/18/2015                                   59.43
 5/19/2015                                   57.26
 5/20/2015                                   58.98
 5/21/2015                                   60.72
 5/22/2015                                   59.72
 5/26/2015                                   58.03
 5/27/2015                                   57.51
 5/28/2015                                   57.68
 5/29/2015                                    60.3
  6/1/2015                                    60.2
  6/2/2015                                   61.26
  6/3/2015                                   59.64
  6/4/2015                                      58
  6/5/2015                                   59.13
  6/8/2015                                   58.14
  6/9/2015                                   60.14
 6/10/2015                                   61.43
 6/11/2015                                   60.77
 6/12/2015                                   59.96
 6/15/2015                                   59.52
 6/16/2015                                   59.97
 6/17/2015                                   59.92
 6/18/2015                                   60.45
 6/19/2015                                   59.61
 6/22/2015                                   59.68
 6/23/2015                                   61.01
 6/24/2015                                   60.27
 6/25/2015                                    59.7
 6/26/2015                                   59.63
 6/29/2015                                   58.33
 6/30/2015                                   59.47
  7/1/2015                                   56.96
  7/2/2015                                   56.93
  7/6/2015                                   52.53
  7/7/2015                                   52.33
  7/8/2015                                   51.65
  7/9/2015                                   52.78
 7/10/2015                                   52.74
 7/13/2015                                    52.2
 7/14/2015                                   53.04
 7/15/2015                                   51.41
 7/16/2015                                   50.91
 7/17/2015                                   50.89
 7/20/2015                                   50.15
 7/21/2015                                   50.36
 7/22/2015                                   49.19
 7/23/2015                                   48.45
 7/24/2015                                   48.14
 7/27/2015                                   47.39
 7/28/2015                                   47.98
 7/29/2015                                   48.79
 7/30/2015                                   48.52
 7/31/2015                                   47.12

                     [END CHART]

             Source: Bloomberg Finance L.P.

o HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the reporting period ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 0.83%, 0.95%, and 0.59%, respectively. This compares to returns of 1.06% for the Barclays 1-3 Year Government/Credit Index (the Index) and 0.81% for the Lipper Short Investment Grade Debt Funds Index. For the same period, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 1.66%, 1.77%, and 1.42%, respectively, compared to 1.47% for the Lipper Short Investment Grade Debt Funds Average.

   Refer to page 9 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

4  | USAA SHORT-TERM BOND FUND

================================================================================

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We maintained our disciplined investment approach for the Fund, through which we seek to generate an attractive yield with an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we sought relative values across the fixed-income market, building the portfolio bond-by-bond through fundamental bottom-up analysis. In our opinion, this approach has the potential to generate attractive total returns with less volatility.

   Overall, the Fund's holdings of longer-term securities benefited from the decrease in U.S. Treasury yields during the reporting period, but this was somewhat offset by the widening of credit spreads. (Bond prices and yields tend to move in opposite directions.) In addition, compared to the Index, the Fund held a larger relative allocation to corporate bonds, which detracted from results as credit spreads widened. Investments in floating rate securities, energy-related corporate bonds, and commodity-related corporate bonds also weighed on performance, as the drop in oil, natural gas, and commodities prices hurt many of these issuers. On the positive side, holdings of municipal bonds, asset-backed securities, and certain other corporate bonds added to the Fund's returns. Compared to the Lipper Index, the Fund benefited from the income generated by its portfolio of bonds, although it was hampered by its relatively shorter duration. (Duration is a measure of a portfolio's sensitivity to interest rates.)

   Working with our team of credit analysts we looked to uncover investment ideas where our fundamental understanding of the investment's credit risk is different than that of the market. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. During the reporting period, we found value primarily in

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   investment-grade corporate bonds, asset-backed securities, and slightly longer duration U.S. Treasury bonds.

   Our credit analysts regularly monitor every holding in the portfolio. We remain committed to building a high-quality portfolio that is diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the relative size of positions we take in any one issuer.

   Thank you for your continued investment in the Fund.

   Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

6  | USAA SHORT-TERM BOND FUND

================================================================================

INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (FUND SHARES)
(Ticker Symbol: USSBX)

--------------------------------------------------------------------------------
                                       7/31/15                       7/31/14
--------------------------------------------------------------------------------
Net Assets                            $1.8 Billion                $1.7 Billion
Net Asset Value Per Share                $9.15                       $9.23

Dollar-Weighted Average
 Portfolio Maturity(+)                 2.3 Years                    2 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
    1 YEAR                             5 YEARS                      10 YEARS
    0.83%                               2.15%                         3.70%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/15             EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                  1.50%                                    0.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JULY 31, 2015

------------------------------------------------------------------------------------
                   TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
------------------------------------------------------------------------------------
10 YEARS              3.70%          =          3.38%            +          0.32%
5 YEARS               2.15%          =          2.27%            +         -0.12%
1 YEAR                0.83%          =          1.65%            +         -0.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2006 - JULY 31, 2015

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN           DIVIDEND RETURN      CHANGE IN SHARE PRICE
7/31/06               3.48%                   4.27%                   -0.79%
7/31/07               5.06%                   4.49%                    0.57%
7/31/08               4.26%                   4.71%                   -0.45%
7/31/09               6.10%                   5.19%                    0.91%
7/31/10               7.52%                   3.92%                    3.60%
7/31/11               2.85%                   2.96%                   -0.11%
7/31/12               3.21%                   2.78%                    0.43%
7/31/13               1.61%                   2.14%                   -0.53%
7/31/14               2.28%                   1.84%                    0.44%
7/31/15               0.83%                   1.65%                   -0.82%

                                   [END CHART]

NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

8  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       USAA SHORT-TERM        BARCLAYS 1-3 YEAR           LIPPER SHORT INVESTMENT
                      BOND FUND SHARES      GOVERNMENT/CREDIT INDEX          GRADE FUNDS INDEX
 7/31/2005               $10,000.00                 $10,000.00                  $10,000.00
 8/31/2005                10,051.96                  10,064.94                   10,061.18
 9/30/2005                10,061.98                  10,039.74                   10,040.25
10/31/2005                10,069.27                  10,035.65                   10,032.71
11/30/2005                10,091.23                  10,068.39                   10,062.06
12/31/2005                10,124.87                  10,107.81                   10,098.41
 1/31/2006                10,152.25                  10,127.30                   10,124.96
 2/28/2006                10,174.43                  10,139.25                   10,146.99
 3/31/2006                10,190.03                  10,151.53                   10,154.93
 4/30/2006                10,224.97                  10,185.78                   10,186.88
 5/31/2006                10,238.66                  10,199.89                   10,202.81
 6/30/2006                10,266.42                  10,219.81                   10,218.57
 7/31/2006                10,348.11                  10,298.76                   10,295.22
 8/31/2006                10,420.66                  10,375.65                   10,370.17
 9/30/2006                10,484.30                  10,431.12                   10,426.63
10/31/2006                10,532.69                  10,475.06                   10,473.55
11/30/2006                10,609.11                  10,532.46                   10,535.33
12/31/2006                10,601.40                  10,537.52                   10,542.58
 1/31/2007                10,627.35                  10,561.86                   10,569.63
 2/28/2007                10,738.06                  10,647.70                   10,656.55
 3/31/2007                10,765.98                  10,689.16                   10,694.84
 4/30/2007                10,806.61                  10,728.47                   10,736.53
 5/31/2007                10,787.03                  10,720.18                   10,722.32
 6/30/2007                10,818.40                  10,765.31                   10,751.18
 7/31/2007                10,872.01                  10,849.42                   10,815.64
 8/31/2007                10,930.86                  10,937.84                   10,828.88
 9/30/2007                11,006.48                  11,018.72                   10,920.17
10/31/2007                11,049.85                  11,068.59                   10,945.13
11/30/2007                11,184.29                  11,225.08                   11,045.11
12/31/2007                11,213.32                  11,257.71                   11,048.37
 1/31/2008                11,294.85                  11,453.72                   11,184.68
 2/29/2008                11,290.23                  11,556.04                   11,204.42
 3/31/2008                11,276.89                  11,564.65                   11,065.24
 4/30/2008                11,268.97                  11,498.42                   11,064.68
 5/31/2008                11,325.91                  11,469.88                   11,057.19
 6/30/2008                11,329.31                  11,490.88                   11,035.87
 7/31/2008                11,335.04                  11,523.83                   10,965.81
 8/31/2008                11,355.12                  11,577.58                   11,004.05
 9/30/2008                11,244.30                  11,508.76                   10,762.13
10/31/2008                10,954.35                  11,533.42                   10,553.18
11/30/2008                10,902.99                  11,671.49                   10,384.34
12/31/2008                10,925.83                  11,817.53                   10,539.01
 1/31/2009                11,026.78                  11,849.41                   10,643.86
 2/28/2009                11,089.16                  11,828.95                   10,670.72
 3/31/2009                11,240.80                  11,884.73                   10,661.96
 4/30/2009                11,410.34                  11,952.05                   10,797.11
 5/31/2009                11,685.02                  12,033.79                   10,983.87
 6/30/2009                11,816.07                  12,054.25                   11,068.15
 7/31/2009                12,030.46                  12,111.55                   11,213.62
 8/31/2009                12,171.57                  12,175.95                   11,346.19
 9/30/2009                12,300.89                  12,222.59                   11,446.16
10/31/2009                12,395.63                  12,261.57                   11,573.37
11/30/2009                12,498.55                  12,340.84                   11,602.71
12/31/2009                12,460.87                  12,269.54                   11,620.29
 1/31/2010                12,607.53                  12,363.89                   11,737.73
 2/28/2010                12,646.50                  12,392.00                   11,765.91
 3/31/2010                12,669.02                  12,378.54                   11,802.55
 4/30/2010                12,749.41                  12,415.80                   11,899.60
 5/31/2010                12,767.24                  12,446.49                   11,881.12
 6/30/2010                12,842.01                  12,508.74                   11,950.61
 7/31/2010                12,933.13                  12,560.44                   12,041.79
 8/31/2010                12,993.57                  12,589.41                   12,109.34
9 /30/2010                13,040.88                  12,621.61                   12,150.31
10/31/2010                13,086.56                  12,657.58                   12,202.33
11/30/2010                13,075.69                  12,630.34                   12,165.55
12/31/2010                13,052.71                  12,613.10                   12,148.79
 1/31/2011                13,095.58                  12,639.92                   12,181.02
 2/28/2011                13,113.43                  12,637.66                   12,213.08
 3/31/2011                13,116.91                  12,635.83                   12,216.37
 4/30/2011                13,206.63                  12,698.08                   12,291.04
 5/31/2011                13,249.93                  12,744.39                   12,342.85
 6/30/2011                13,253.77                  12,746.11                   12,325.03
 7/31/2011                13,300.69                  12,784.45                   12,386.60
 8/31/2011                13,289.44                  12,808.04                   12,323.87
 9/30/2011                13,280.21                  12,782.51                   12,303.77
10/31/2011                13,338.25                  12,810.52                   12,335.37
11/30/2011                13,341.20                  12,801.58                   12,292.97
12/31/2011                13,374.28                  12,814.07                   12,335.58
 1/31/2012                13,461.32                  12,859.52                   12,444.60
 2/29/2012                13,507.81                  12,859.20                   12,490.10
 3/31/2012                13,524.65                  12,860.38                   12,511.86
 4/30/2012                13,583.30                  12,886.23                   12,556.22
 5/31/2012                13,581.83                  12,883.97                   12,551.46
 6/30/2012                13,626.33                  12,888.92                   12,583.27
 7/31/2012                13,728.13                  12,932.00                   12,669.91
 8/31/2012                13,772.77                  12,943.63                   12,712.65
 9/30/2012                13,826.47                  12,955.80                   12,764.97
10/31/2012                13,882.72                  12,958.28                   12,791.57
11/30/2012                13,909.99                  12,968.40                   12,810.16
12/31/2012                13,919.71                  12,975.84                   12,824.04
 1/31/2013                13,942.47                  12,981.54                   12,835.73
 2/28/2013                13,983.81                  12,995.98                   12,863.70
 3/31/2013                14,023.25                  13,001.25                   12,876.50
 4/30/2013                14,078.25                  13,020.42                   12,917.11
 5/31/2013                14,010.25                  13,002.76                   12,872.19
 6/30/2013                13,896.95                  12,984.99                   12,776.49
 7/31/2013                13,949.06                  13,012.78                   12,817.03
 8/31/2013                13,926.49                  13,001.68                   12,796.42
 9/30/2013                13,993.42                  13,036.58                   12,852.51
10/31/2013                14,061.34                  13,058.44                   12,903.12
11/30/2013                14,085.38                  13,076.21                   12,928.00
12/31/2013                14,061.21                  13,059.41                   12,911.51
 1/31/2014                14,143.58                  13,084.72                   12,955.62
 2/28/2014                14,180.43                  13,101.84                   12,991.24
 3/31/2014                14,171.76                  13,089.67                   12,977.54
 4/30/2014                14,224.01                  13,110.89                   13,013.40
 5/31/2014                14,273.80                  13,138.68                   13,052.19
 6/30/2014                14,278.81                  13,132.54                   13,060.34
 7/31/2014                14,267.43                  13,123.82                   13,042.60
 8/31/2014                14,302.39                  13,147.62                   13,060.79
 9/30/2014                14,275.21                  13,137.28                   13,046.78
10/31/2014                14,310.58                  13,174.54                   13,071.39
11/30/2014                14,330.43                  13,193.93                   13,084.16
12/31/2014                14,294.35                  13,159.79                   13,039.82
 1/31/2015                14,345.64                  13,228.50                   13,094.87
 2/28/2015                14,349.71                  13,206.74                   13,104.96
 3/31/2015                14,384.92                  13,236.90                   13,131.69
 4/30/2015                14,389.15                  13,247.99                   13,150.23
 5/31/2015                14,409.83                  13,258.87                   13,161.52
 6/30/2015                14,383.52                  13,254.78                   13,141.06
 7/31/2015                14,386.92                  13,262.75                   13,148.53

                                   [END CHART]

                       Data from 7/31/05 through 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged broad-based Barclays 1-3 Year Government/Credit Index is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.
Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

             o 12-MONTH DIVIDEND YIELD COMPARISON o

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                              LIPPER SHORT
                     USAA SHORT-TERM        INVESTMENT GRADE
                     BOND FUND SHARES       DEBT FUNDS AVERAGE
7/31/2006                   4.11                   3.68
7/31/2007                   4.50                   4.38
7/31/2008                   4.68                   4.48
7/31/2009                   4.84                   3.88
7/31/2010                   3.68                   2.53
7/31/2011                   2.92                   2.10
7/31/2012                   2.71                   1.83
7/31/2013                   2.14                   1.47
7/31/2014                   1.82                   1.25
7/31/2015                   1.66                   1.47

                         [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/06 to 7/31/15.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA SHORT-TERM BOND FUND

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES
(INSTITUTIONAL SHARES) (Ticker Symbol: UISBX)

--------------------------------------------------------------------------------
                                            7/31/15               7/31/14
--------------------------------------------------------------------------------
Net Assets                                $2.2 Billion         $2.0 Billion
Net Asset Value Per Share                    $9.15                 $9.23

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
   1 YEAR                     5 YEARS                SINCE INCEPTION 8/01/08
    0.95%                       2.32%                         3.66%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD* AS OF 7/31/15              EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
            1.64%                                           0.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA SHORT-TERM BOND FUND    LIPPER SHORT INVESTMENT     BARCLAYS 1-3 YEAR
                    INSTITUTIONAL SHARES         GRADE FUNDS INDEX     GOVERNMENT/CREDIT INDEX
 7/31/2008              $10,000.00               $10,000.00               $10,000.00
 8/31/2008               10,016.15                10,034.87                10,046.64
 9/30/2008                9,920.78                 9,814.26                 9,986.92
10/31/2008                9,667.70                 9,623.72                10,008.32
11/30/2008                9,624.67                 9,469.75                10,128.13
12/31/2008                9,647.65                 9,610.79                10,254.86
 1/31/2009                9,739.52                 9,706.41                10,282.52
 2/28/2009                9,797.00                 9,730.91                10,264.77
 3/31/2009                9,933.58                 9,722.92                10,313.18
 4/30/2009               10,085.90                 9,846.16                10,371.59
 5/31/2009               10,331.34                10,016.47                10,442.52
 6/30/2009               10,449.65                10,093.33                10,460.28
 7/31/2009               10,642.83                10,225.98                10,510.00
 8/31/2009               10,769.72                10,346.88                10,565.89
 9/30/2009               10,886.42                10,438.05                10,606.36
10/31/2009               10,972.54                10,554.05                10,640.19
11/30/2009               11,065.83                10,580.81                10,708.97
12/31/2009               11,033.88                10,596.84                10,647.10
 1/31/2010               11,165.85                10,703.93                10,728.97
 2/28/2010               11,202.39                10,729.64                10,753.37
 3/31/2010               11,224.49                10,763.05                10,741.68
 4/30/2010               11,297.84                10,851.55                10,774.02
 5/31/2010               11,315.70                10,834.70                10,800.66
 6/30/2010               11,384.53                10,898.07                10,854.67
 7/31/2010               11,468.19                10,981.22                10,899.53
 8/31/2010               11,523.95                11,042.82                10,924.67
 9/30/2010               11,568.04                11,080.18                10,952.62
10/31/2010               11,610.74                11,127.61                10,983.83
11/30/2010               11,603.20                11,094.07                10,960.19
12/31/2010               11,585.16                11,078.79                10,945.24
 1/31/2011               11,625.70                11,108.19                10,968.51
 2/28/2011               11,643.82                11,137.42                10,966.54
 3/31/2011               11,649.41                11,140.42                10,964.96
 4/30/2011               11,731.38                11,208.51                11,018.97
 5/31/2011               11,772.03                11,255.76                11,059.16
 6/30/2011               11,777.76                11,239.51                11,060.66
 7/31/2011               11,821.76                11,295.66                11,093.93
 8/31/2011               11,814.16                11,238.45                11,114.39
 9/30/2011               11,807.49                11,220.12                11,092.25
10/31/2011               11,860.50                11,248.94                11,116.54
11/30/2011               11,864.57                11,210.28                11,108.79
12/31/2011               11,895.71                11,249.13                11,119.63
 1/31/2012               11,974.68                11,348.55                11,159.07
 2/29/2012               12,017.53                11,390.04                11,158.79
 3/31/2012               12,034.17                11,409.89                11,159.82
 4/30/2012               12,087.64                11,450.34                11,182.25
 5/31/2012               12,087.70                11,445.99                11,180.28
 6/30/2012               12,128.70                11,475.00                11,184.58
 7/31/2012               12,220.10                11,554.01                11,221.96
 8/31/2012               12,261.40                11,592.99                11,232.06
 9/30/2012               12,310.61                11,640.70                11,242.62
10/31/2012               12,349.14                11,664.96                11,244.77
11/30/2012               12,389.34                11,681.91                11,253.55
12/31/2012               12,399.89                11,694.57                11,260.00
 1/31/2013               12,408.73                11,705.23                11,264.95
 2/28/2013               12,460.39                11,730.74                11,277.48
 3/31/2013               12,483.69                11,742.41                11,282.06
 4/30/2013               12,534.21                11,779.44                11,298.69
 5/31/2013               12,488.56                11,738.49                11,283.37
 6/30/2013               12,389.25                11,651.21                11,267.94
 7/31/2013               12,423.80                11,688.18                11,292.06
 8/31/2013               12,418.70                11,669.38                11,282.43
 9/30/2013               12,479.88                11,720.54                11,312.71
10/31/2013               12,528.45                11,766.68                11,331.68
11/30/2013               12,565.08                11,789.38                11,347.10
12/31/2013               12,545.25                11,774.34                11,332.52
 1/31/2014               12,620.28                11,814.56                11,354.49
 2/28/2014               12,654.49                11,847.04                11,369.35
 3/31/2014               12,648.23                11,834.56                11,358.79
 4/30/2014               12,696.28                11,867.25                11,377.20
 5/31/2014               12,728.35                11,902.63                11,401.31
 6/30/2014               12,747.90                11,910.06                11,395.98
 7/31/2014               12,738.78                11,893.89                11,388.41
 8/31/2014               12,771.43                11,910.47                11,409.07
 9/30/2014               12,748.54                11,897.70                11,400.09
10/31/2014               12,781.53                11,920.14                11,432.43
11/30/2014               12,786.48                11,931.79                11,449.25
12/31/2014               12,755.39                11,891.35                11,419.63
 1/31/2015               12,816.54                11,941.55                11,479.25
 2/28/2015               12,821.19                11,950.75                11,460.38
 3/31/2015               12,853.75                11,975.13                11,486.54
 4/30/2015               12,858.47                11,992.04                11,496.17
 5/31/2015               12,877.92                12,002.33                11,505.61
 6/30/2015               12,855.39                11,983.67                11,502.06
 7/31/2015               12,860.03                11,990.48                11,508.97

                                   [END CHART]

                      Data from 7/31/08 through 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

                    o 12-MONTH DIVIDEND YIELD COMPARISON o

                [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                USAA SHORT-TERM BOND FUND    LIPPER SHORT INVESTMENT
                   INSTITUTIONAL SHARES     GRADE FUNDS INDEX AVERAGE
7/31/2010                  3.91                       2.53
7/31/2011                  3.16                       2.10
7/31/2012                  2.86                       1.83
7/31/2013                  2.31                       1.47
7/31/2014                  1.96                       1.25
7/31/2015                  1.77                       1.47

                         [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/10 to 7/31/15.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA SHORT-TERM BOND FUND ADVISER SHARES
(ADVISER SHARES) (Ticker Symbol: UASBX)

--------------------------------------------------------------------------------
                                           7/31/15               7/31/14
--------------------------------------------------------------------------------
Net Assets                              $13.3 Million          $13.1 Million
Net Asset Value Per Share                   $9.15                  $9.23

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
   1 YEAR                                           SINCE INCEPTION 8/01/10
   0.59%                                                     1.90%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD* AS OF 7/31/15            EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                  1.24%                           0.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                         o CUMULATIVE PERFORMANCE COMPARISON o

                      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA SHORT-TERM      LIPPER SHORT INVESTMENT    BARCLAYS 1-3 YEAR
                BOND FUND ADVISER SHARES      GRADE FUNDS INDEX    GOVERNMENT/CREDIT INDEX
 7/31/2010              $10,000.00              $10,000.00               $10,000.00
 8/31/2010               10,043.84               10,056.10                10,023.07
 9/30/2010               10,078.03               10,090.12                10,048.70
10/31/2010               10,121.71               10,133.32                10,077.34
11/30/2010               10,099.91               10,102.77                10,055.65
12/31/2010               10,079.47               10,088.86                10,041.93
 1/31/2011               10,121.33               10,115.63                10,063.28
 2/28/2011               10,122.02               10,142.25                10,061.48
 3/31/2011               10,133.37               10,144.98                10,060.02
 4/30/2011               10,189.21               10,206.99                10,109.58
 5/31/2011               10,231.41               10,250.01                10,146.45
 6/30/2011               10,221.09               10,235.21                10,147.82
 7/31/2011               10,255.10               10,286.34                10,178.35
 8/31/2011               10,244.10               10,234.25                10,197.13
 9/30/2011               10,234.67               10,217.56                10,176.81
10/31/2011               10,277.32               10,243.80                10,199.10
11/30/2011               10,277.40               10,208.59                10,191.98
12/31/2011               10,300.58               10,243.98                10,201.93
 1/31/2012               10,365.62               10,334.52                10,238.11
 2/29/2012               10,399.25               10,372.29                10,237.86
 3/31/2012               10,409.85               10,390.37                10,238.80
 4/30/2012               10,452.76               10,427.21                10,259.38
 5/31/2012               10,449.18               10,423.25                10,257.58
 6/30/2012               10,480.97               10,449.67                10,261.52
 7/31/2012               10,556.68               10,521.62                10,295.82
 8/31/2012               10,588.18               10,557.11                10,305.08
 9/30/2012               10,627.20               10,600.56                10,314.77
10/31/2012               10,656.49               10,622.65                10,316.74
11/30/2012               10,686.78               10,638.09                10,324.80
12/31/2012               10,692.26               10,649.62                10,330.72
 1/31/2013               10,696.32               10,659.32                10,335.26
 2/28/2013               10,737.32               10,682.55                10,346.75
 3/31/2013               10,753.48               10,693.18                10,350.96
 4/30/2013               10,804.75               10,726.90                10,366.22
 5/31/2013               10,750.05               10,689.60                10,352.16
 6/30/2013               10,661.01               10,610.13                10,338.01
 7/31/2013               10,698.83               10,643.80                10,360.13
 8/31/2013               10,678.99               10,626.67                10,351.30
 9/30/2013               10,727.93               10,673.26                10,379.08
10/31/2013               10,777.68               10,715.28                10,396.49
11/30/2013               10,793.63               10,735.95                10,410.63
12/31/2013               10,772.78               10,722.25                10,397.26
 1/31/2014               10,833.67               10,758.88                10,417.41
 2/28/2014               10,860.85               10,788.46                10,431.04
 3/31/2014               10,853.51               10,777.09                10,421.35
 4/30/2014               10,892.83               10,806.86                10,438.24
 5/31/2014               10,930.19               10,839.08                10,460.37
 6/30/2014               10,931.61               10,845.85                10,455.48
 7/31/2014               10,920.23               10,831.12                10,448.53
 8/31/2014               10,944.56               10,846.22                10,467.48
 9/30/2014               10,921.61               10,834.59                10,459.25
10/31/2014               10,946.49               10,855.03                10,488.92
11/30/2014               10,959.41               10,865.63                10,504.35
12/31/2014               10,929.46               10,828.81                10,477.17
 1/31/2015               10,966.55               10,874.52                10,531.88
 2/28/2015               10,968.08               10,882.90                10,514.56
 3/31/2015               10,993.22               10,905.10                10,538.57
 4/30/2015               10,994.56               10,920.50                10,547.40
 5/31/2015               11,008.43               10,929.88                10,556.06
 6/30/2015               10,985.56               10,912.88                10,552.80
 7/31/2015               10,985.52               10,919.08                10,559.14

                                  [END CHART]

                     Data from 7/31/10 through 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                    o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                  USAA SHORT-TERM BOND FUND      LIPPER SHORT INVESTMENT
                         ADVISER SHARES         GRADE FUNDS INDEX AVERAGE
7/31/2012                    2.45                          1.83
7/31/2013                    1.88                          1.47
7/31/2014                    1.61                          1.25
7/31/2015                    1.42                          1.47

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/12 to 7/31/15.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 7/31/15 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                 20.4%
AA                                                                  10.0%
A                                                                   26.0%
BBB                                                                 37.7%
BELOW INVESTMENT GRADE                                               4.6%
UNRATED                                                              1.3%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 21-45.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                              46.0%
EURODOLLAR AND YANKEE OBLIGATIONS                                  15.9%
ASSET-BACKED SECURITIES                                             9.9%
COMMERCIAL MORTGAGE SECURITIES                                      8.6%
U.S. TREASURY SECURITIES                                            6.6%
MONEY MARKET INSTRUMENTS                                            6.0%
MUNICIPAL BONDS                                                     5.7%
U.S. GOVERNMENT AGENCY ISSUES                                       2.0%
PREFERRED STOCKS                                                    0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS                                 0.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

                   LONG-TERM
                CAPITAL GAIN                  QUALIFIED INTEREST
               DISTRIBUTIONS(1)                    INCOME
               -------------------------------------------------
                 $1,888,000                      $65,413,000
               -------------------------------------------------

(1) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  19

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Bond Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2015

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (46.0%)

              CONSUMER DISCRETIONARY (2.8%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
 $      718   PVH Corp.(a)                                            3.25%       2/13/2020       $     723
                                                                                                  ---------
              AUTOMOBILE MANUFACTURERS (0.5%)
      5,000   Ford Motor Credit Co., LLC                              1.70        5/09/2016           5,015
     10,000   Ford Motor Credit Co., LLC                              1.68        9/08/2017           9,952
      5,000   Ford Motor Credit Co., LLC                              2.38        1/16/2018           5,041
                                                                                                  ---------
                                                                                                     20,008
                                                                                                  ---------
              CABLE & SATELLITE (0.9%)
     18,000   CCO Safari II, LLC(b)                                   3.58        7/23/2020          18,069
      1,900   CSC Holdings, LLC(a)                                    1.94        4/17/2018           1,899
     15,000   NBCUniversal Enterprise(b)                              0.97(c)     4/15/2018          15,024
                                                                                                  ---------
                                                                                                     34,992
                                                                                                  ---------
              CASINOS & GAMING (0.2%)
      9,899   Las Vegas Sands Corp.(a)                                3.25       12/19/2020           9,894
                                                                                                  ---------
              CATALOG RETAIL (0.1%)
      3,000   QVC, Inc.                                               3.13        4/01/2019           2,996
                                                                                                  ---------
              GENERAL MERCHANDISE STORES (0.0%)
      2,000   Dollar Tree, Inc.(a)                                    3.50        7/06/2022           2,007
                                                                                                  ---------
              HOME FURNISHINGS (0.1%)
      3,326   Tempur Sealy International, Inc.(a)                     3.50        3/18/2020           3,343
                                                                                                  ---------
              HOUSEHOLD APPLIANCES (0.2%)
      7,000   Whirlpool Corp.                                         1.35        3/01/2017           7,011
                                                                                                  ---------
              MOVIES & ENTERTAINMENT (0.1%)
      4,812   Regal Cinemas Corp.(a)                                  3.75        4/01/2022           4,842
                                                                                                  ---------
              RESTAURANTS (0.3%)
     14,550   ARAMARK Services, Inc.(a)                               3.25        9/07/2019          14,577
                                                                                                  ---------
              SPECIALTY STORES (0.4%)
      1,995   PetSmart, Inc.(a)                                       4.25        3/11/2022           2,005
     10,000   Staples, Inc.                                           2.75        1/12/2018          10,115

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $    3,000   Staples, Inc.(a),(d)                                    3.50%       4/07/2021      $    3,004
                                                                                                 ----------
                                                                                                     15,124
                                                                                                 ----------
              Total Consumer Discretionary                                                          115,517
                                                                                                 ----------
              CONSUMER STAPLES (2.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      5,000   Cargill, Inc.(b)                                        1.90        3/01/2017           5,052
      3,000   Ingredion, Inc.                                         3.20       11/01/2015           3,016
                                                                                                 ----------
                                                                                                      8,068
                                                                                                 ----------
              DRUG RETAIL (0.9%)
     20,000   CVS Health Corp.                                        1.90        7/20/2018          20,101
      7,000   Walgreens Boots Alliance, Inc.                          1.75       11/17/2017           7,024
      8,000   Walgreens Boots Alliance, Inc.                          2.70       11/18/2019           8,047
                                                                                                 ----------
                                                                                                     35,172
                                                                                                 ----------
              HOUSEHOLD PRODUCTS (0.2%)
     10,000   Church & Dwight Co., Inc.                               2.45       12/15/2019          10,062
                                                                                                 ----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     10,000   Costco Wholesale Corp.                                  0.65       12/07/2015          10,007
                                                                                                 ----------
              PACKAGED FOODS & MEAT (0.8%)
      7,000   JM Smucker Co.(b)                                       1.75        3/15/2018           7,008
      5,000   JM Smucker Co.(b)                                       2.50        3/15/2020           4,996
      5,000   Kraft Foods Group, Inc.                                 2.25        6/05/2017           5,067
     15,000   Kraft Heinz Foods Co.(b)                                2.00        7/02/2018          15,049
                                                                                                 ----------
                                                                                                     32,120
                                                                                                 ----------
              SOFT DRINKS (0.0%)
      1,000   Coca-Cola Co.                                           1.80        9/01/2016           1,011
                                                                                                 ----------
              TOBACCO (0.4%)
      5,000   Reynolds American, Inc.(b)                              2.30        8/21/2017           5,046
     10,000   Reynolds American, Inc.                                 2.30        6/12/2018          10,096
                                                                                                 ----------
                                                                                                     15,142
                                                                                                 ----------
              Total Consumer Staples                                                                111,582
                                                                                                 ----------
              ENERGY (6.5%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
     15,000   ConocoPhillips Co.                                      1.50        5/15/2018          14,960
                                                                                                 ----------
              OIL & GAS DRILLING (0.6%)
      5,000   Nabors Industries, Inc.                                 2.35        9/15/2016           4,994
      5,000   Noble Holding International Ltd.                        3.45        8/01/2015           5,000
      4,000   Noble Holding International Ltd.                        2.50        3/15/2017           3,918
      5,000   Noble Holding International Ltd.                        4.00        3/16/2018           4,995

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $    1,000   Noble Holding International Ltd.                        4.90%       8/01/2020      $      965
      5,000   Transocean, Inc.                                        5.55       12/15/2016           5,069
                                                                                                 ----------
                                                                                                     24,941
                                                                                                 ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      5,000   Weatherford International Ltd.                          6.00        3/15/2018           5,248
      3,215   Weatherford International Ltd.                          5.13        9/15/2020           3,118
                                                                                                 ----------
                                                                                                      8,366
                                                                                                 ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
      4,000   EQT Corp.                                               6.50        4/01/2018           4,374
      3,400   Murphy Oil Corp.                                        2.50       12/01/2017           3,381
      7,000   Southwestern Energy Co.                                 3.30        1/23/2018           7,107
      6,950   Southwestern Energy Co.                                 4.05        1/23/2020           7,076
                                                                                                 ----------
                                                                                                     21,938
                                                                                                 ----------
              OIL & GAS REFINING & MARKETING (0.3%)
      5,000   Phillips 66                                             2.95        5/01/2017           5,125
      5,578   Tesoro Corp.(a)                                         2.44        5/30/2016           5,578
                                                                                                 ----------
                                                                                                     10,703
                                                                                                 ----------
              OIL & GAS STORAGE & TRANSPORTATION (4.5%)
      5,040   Boardwalk Pipelines, LLC                                5.75        9/15/2019           5,337
      3,310   Colorado Interstate Gas Co., LLC                        6.80       11/15/2015           3,362
      5,000   Columbia Pipeline Group, Inc.(b)                        2.45        6/01/2018           5,036
     10,000   Columbia Pipeline Group, Inc.(b)                        3.30        6/01/2020          10,058
      7,150   Copano Energy, LLC                                      7.13        4/01/2021           7,583
      5,000   DCP Midstream, LLC(b)                                   5.35        3/15/2020           4,942
      5,000   DCP Midstream, LLC(b)                                   4.75        9/30/2021           4,754
      2,000   Enbridge Energy Partners, LP                            9.88        3/01/2019           2,462
     11,400   Enbridge Energy Partners, LP                            8.05       10/01/2077          11,702
      5,000   Energy Transfer Partners, LP                            2.50        6/15/2018           5,011
      1,000   Energy Transfer Partners, LP                            9.70        3/15/2019           1,216
      5,000   Energy Transfer Partners, LP                            4.15       10/01/2020           5,135
     12,000   Energy Transfer Partners, LP                            3.30(c)    11/01/2066          10,080
      5,000   Enterprise Products Operating, LLC                      1.25        8/13/2015           5,000
     10,000   Enterprise Products Operating, LLC                      1.65        5/07/2018           9,976
      7,000   Enterprise Products Operating, LLC                      2.55       10/15/2019           7,025
      5,000   Gulfstream Natural Gas System, LLC(b)                   6.95        6/01/2016           5,201
        993   Kern River Funding Corp.(b)                             6.68        7/31/2016           1,028
      3,515   Kern River Funding Corp.(b)                             4.89        4/30/2018           3,691
      5,000   Kinder Morgan Energy Partners, LP                       4.10       11/15/2015           5,041
      5,000   Kinder Morgan Energy Partners, LP                       3.50        3/01/2016           5,063
      5,000   Kinder Morgan, Inc.                                     2.00       12/01/2017           4,977
      4,000   NGPL PipeCo, LLC(b)                                     7.12       12/15/2017           4,020

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $   16,968   NuStar Logistics, LP                                    8.15%       4/15/2018      $   18,813
      5,000   ONEOK Partners, LP                                      3.80        3/15/2020           5,113
      4,000   Plains All American Pipeline, LP                        3.95        9/15/2015           4,014
     10,000   Plains All American Pipeline, LP                        2.60       12/15/2019           9,930
     12,000   Sabine Pass LNG, LP                                     7.50       11/30/2016          12,540
      5,000   Spectra Energy Partners, LP                             2.95        6/15/2016           5,071
                                                                                                 ----------
                                                                                                    183,181
                                                                                                 ----------
              Total Energy                                                                          264,089
                                                                                                 ----------
              FINANCIALS (17.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     10,000   FS Investment Corp.                                     4.00        7/15/2019          10,146
      5,000   State Street Corp.                                      1.35        5/15/2018           4,982
                                                                                                 ----------
                                                                                                     15,128
                                                                                                 ----------
              CONSUMER FINANCE (0.6%)
     15,000   Capital One Financial Corp.                             1.00       11/06/2015          15,005
      5,000   Capital One, N.A.                                       1.50        9/05/2017           4,968
      5,000   Discover Bank                                           3.10        6/04/2020           5,030
                                                                                                 ----------
                                                                                                     25,003
                                                                                                 ----------
              DIVERSIFIED BANKS (2.4%)
     15,000   Bank of America Corp.                                   1.50       10/09/2015          15,022
      7,000   Bank of America, N.A.                                   6.10        6/15/2017           7,543
      5,000   Citigroup, Inc.                                         4.45        1/10/2017           5,212
     10,000   Citigroup, Inc.                                         1.55        8/14/2017           9,977
      5,000   Citigroup, Inc.                                         1.85       11/24/2017           5,014
     10,000   Comerica Bank                                           2.50        6/02/2020          10,003
      4,000   Compass Bank                                            6.40       10/01/2017           4,342
     10,000   JPMorgan Chase & Co.                                    0.95(c)    10/15/2015          10,010
      5,000   JPMorgan Chase & Co.                                    1.35        2/15/2017           5,006
     14,000   U.S. Bancorp                                            3.44        2/01/2016          14,163
     10,000   Wachovia Corp.                                          0.64(c)    10/28/2015          10,002
                                                                                                 ----------
                                                                                                     96,294
                                                                                                 ----------
              LIFE & HEALTH INSURANCE (2.0%)
      5,000   MetLife Global Funding I(b)                             3.65        6/14/2018           5,273
     10,000   New York Life Global Funding(b)                         1.30       10/30/2017           9,976
     20,000   New York Life Global Funding(b)                         1.30        4/27/2018          19,930
     11,800   Protective Life Corp.                                   6.40        1/15/2018          13,032
     16,800   Prudential Covered Trust(b)                             3.00        9/30/2015          16,852
     16,400   TIAA Asset Management Finance, LLC(b)                   2.95       11/01/2019          16,586
                                                                                                 ----------
                                                                                                     81,649
                                                                                                 ----------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.3%)
 $    2,545   Glen Meadow Pass-Through Trust(b)                       6.51%       2/12/2067      $    2,367
      9,000   MassMutual Global Funding, LLC(b)                       2.10        8/02/2018           9,101
                                                                                                 ----------
                                                                                                     11,468
                                                                                                 ----------
              MULTI-SECTOR HOLDINGS (0.5%)
     21,856   Leucadia National Corp.                                 8.13        9/15/2015          22,033
                                                                                                 ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
      4,743   AWAS Finance Luxembourg 2012 S.A.(a)                    3.50        7/16/2018           4,757
      7,000   Countrywide Financial Corp.                             6.25        5/15/2016           7,256
      6,000   General Electric Capital Corp.                          0.89(c)    12/11/2015           6,013
      3,000   General Electric Capital Corp.                          0.48(c)     1/08/2016           3,002
      4,873   Receipts on Corporate Securities Trust                  6.50        8/01/2017           5,149
                                                                                                 ----------
                                                                                                     26,177
                                                                                                 ----------
              PROPERTY & CASUALTY INSURANCE (2.0%)
     12,000   Allstate Corp.                                          6.13        5/15/2067          12,360
     22,016   Chubb Corp.                                             6.38        3/29/2067          22,814
     12,420   Oil Insurance Ltd.(b)                                   3.26(c)             -(e)       10,712
     13,080   Progressive Corp.                                       6.70        6/15/2067          13,702
     19,126   Sirius International Group(b)                           6.38        3/20/2017          20,056
                                                                                                 ----------
                                                                                                     79,644
                                                                                                 ----------
              REGIONAL BANKS (4.7%)
      8,000   Allfirst Preferred Capital Trust                        1.79(c)     7/15/2029           7,240
     13,000   Associated Banc-Corp.                                   2.75       11/15/2019          13,050
      2,000   BB&T Corp.                                              3.95        4/29/2016           2,046
      8,000   BB&T Corp.                                              1.15(c)     6/15/2018           8,055
     10,000   Compass Bank                                            1.85        9/29/2017          10,006
      5,000   Compass Bank                                            2.75        9/29/2019           4,996
      5,000   Cullen/Frost Bankers, Inc.                              0.80(c)     2/15/2017           4,963
      3,000   Fifth Third Bancorp                                     0.70(c)    12/20/2016           2,986
      3,806   Fifth Third Bancorp                                     4.50        6/01/2018           4,041
      5,000   First Niagara Financial Group, Inc.                     6.75        3/19/2020           5,551
     15,000   First Republic Bank                                     2.38        6/17/2019          15,008
      5,247   First Tennessee Bank, N.A.                              5.65        4/01/2016           5,392
      8,500   Fulton Financial Corp.                                  5.75        5/01/2017           8,983
     10,000   Huntington National Bank                                1.35        8/02/2016          10,008
      5,000   Huntington National Bank                                1.38        4/24/2017           4,986
      5,000   Manufacturers & Traders Trust Co.                       1.25        1/30/2017           4,994
     10,000   MUFG Americas Holdings Corp.                            2.25        2/10/2020           9,944
      5,000   MUFG Union Bank, N.A.                                   2.13        6/16/2017           5,065
      5,000   MUFG Union Bank, N.A.                                   2.63        9/26/2018           5,088
      9,500   People's United Financial, Inc.                         3.65       12/06/2022           9,557

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $   10,000   Regions Bank of Birmingham                              2.25%       9/14/2018      $   10,013
     10,000   Santander Holdings USA, Inc.                            3.00        9/24/2015          10,010
     10,000   Santander Holdings USA, Inc.                            2.65        4/17/2020           9,862
     15,000   SunTrust Bank                                           0.57(c)     8/24/2015          14,999
      4,900   Zions Bancorp                                           5.50       11/16/2015           4,933
                                                                                                 ----------
                                                                                                    191,776
                                                                                                 ----------
              REINSURANCE (0.0%)
      1,250   Alterra USA Holdings Ltd.(b)                            7.20        4/14/2017           1,337
                                                                                                 ----------
              REITs - DIVERSIFIED (0.2%)
      8,333   ARC Properties Operating Partnership, LP(a)             2.29        6/30/2018           8,042
                                                                                                 ----------
              REITs - HEALTH CARE (0.7%)
      5,000   Health Care REIT, Inc.                                  3.63        3/15/2016           5,075
      2,505   Health Care REIT, Inc.                                  4.13        4/01/2019           2,651
      2,950   Nationwide Health Properties, Inc.                      6.90       10/01/2037           3,720
      8,510   Senior Housing Properties Trust                         4.30        1/15/2016           8,560
      5,000   Ventas Realty, LP                                       3.13       11/30/2015           5,034
      3,000   Ventas Realty, LP                                       4.00        4/30/2019           3,163
                                                                                                 ----------
                                                                                                     28,203
                                                                                                 ----------
              REITs - HOTEL & RESORT (0.2%)
      8,080   Hospitality Properties Trust                            5.63        3/15/2017           8,512
                                                                                                 ----------
              REITs - INDUSTRIAL (0.2%)
      7,300   First Industrial, LP                                    5.95        5/15/2017           7,817
                                                                                                 ----------
              REITs - OFFICE (0.8%)
      2,000   BioMed Realty, LP                                       3.85        4/15/2016           2,034
      9,000   Boston Properties, LP(f)                                3.70       11/15/2018           9,466
      4,000   Equity Commonwealth                                     6.25        8/15/2016           4,089
      3,700   Equity Commonwealth                                     6.25        6/15/2017           3,893
      7,000   Mack-Cali Realty, LP                                    2.50       12/15/2017           7,029
      7,680   Reckson Operating Partnership, LP                       6.00        3/31/2016           7,916
                                                                                                 ----------
                                                                                                     34,427
                                                                                                 ----------
              REITs - RESIDENTIAL (0.7%)
     11,664   AvalonBay Communities, Inc.                             5.70        3/15/2017          12,481
      2,780   ERP Operating, LP                                       5.38        8/01/2016           2,899
      8,425   Essex Portfolio, LP                                     5.50        3/15/2017           8,937
      2,000   UDR, Inc.                                               5.25        1/15/2016           2,033
                                                                                                 ----------
                                                                                                     26,350
                                                                                                 ----------
              REITs - RETAIL (0.9%)
      4,000   Kimco Realty Corp.                                      5.58       11/23/2015           4,054
      5,749   National Retail Properties, Inc.                        6.15       12/15/2015           5,854

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $   11,355   Realty Income Corp.                                     2.00%       1/31/2018      $   11,449
      6,055   Regency Centers, LP                                     5.25        8/01/2015           6,055
      7,000   Simon Property Group, LP                                6.13        5/30/2018           7,851
                                                                                                 ----------
                                                                                                     35,263
                                                                                                 ----------
              REITs - SPECIALIZED (0.3%)
     10,000   American Tower Corp.                                    3.40        2/15/2019          10,236
      4,000   Communications Sales & Leasing, Inc.(a)                 5.00       10/24/2022           3,888
                                                                                                 ----------
                                                                                                     14,124
                                                                                                 ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
      8,600   Chittenden Corp.                                        0.96(c)     2/14/2017           8,562
                                                                                                 ----------
              Total Financials                                                                      721,809
                                                                                                 ----------
              HEALTH CARE (2.3%)
              ------------------
              BIOTECHNOLOGY (0.2%)
      8,000   Baxalta, Inc.(b)                                        2.00        6/22/2018           8,002
                                                                                                 ----------
              HEALTH CARE DISTRIBUTORS (0.2%)
      7,000   McKesson Corp.                                          0.68(c)     9/10/2015           7,000
                                                                                                 ----------
              HEALTH CARE EQUIPMENT (0.6%)
     10,000   Becton Dickinson and Co.                                1.45        5/15/2017           9,975
     10,000   Mallinckrodt International Finance S.A.                 3.50        4/15/2018          10,075
      5,000   Medtronic, Inc.(b)                                      2.50        3/15/2020           5,033
                                                                                                 ----------
                                                                                                     25,083
                                                                                                 ----------
              HEALTH CARE SERVICES (0.1%)
      5,000   Express Scripts Holding Co.                             2.65        2/15/2017           5,086
                                                                                                 ----------
              PHARMACEUTICALS (1.2%)
     10,000   AbbVie, Inc.                                            1.04(c)    11/06/2015          10,013
     10,000   AbbVie, Inc.                                            1.80        5/14/2018           9,979
      5,000   Actavis Funding SCS                                     2.35        3/12/2018           5,019
      5,000   Actavis Funding SCS                                     3.00        3/12/2020           4,987
      5,970   Valeant Pharmaceuticals International, Inc.(a)          3.50        2/13/2019           5,984
        853   Valeant Pharmaceuticals International, Inc.(a)          3.50       12/11/2019             855
     11,278   Zoetis, Inc.                                            1.88        2/01/2018          11,231
                                                                                                 ----------
                                                                                                     48,068
                                                                                                 ----------
              Total Health Care                                                                      93,239
                                                                                                 ----------
              INDUSTRIALS (4.7%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
      5,000   L-3 Communications Corp.                                3.95       11/15/2016           5,143
      1,574   Orbital ATK, Inc.(a)                                    3.50       11/01/2020           1,580

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $    3,495   TransDigm, Inc.(a)                                      3.75%       2/28/2020      $    3,495
      5,000   United Technologies Corp.                               1.80        6/01/2017           5,068
                                                                                                 ----------
                                                                                                     15,286
                                                                                                 ----------
              AIR FREIGHT & LOGISTICS (0.4%)
     10,000   FedEx Corp.                                             2.30        2/01/2020           9,941
      1,302   FedEx Corp. Pass-Through Trust(b)                       2.63        1/15/2018           1,314
      2,890   FedEx Corp. Pass-Through Trust                          6.85        7/15/2020           3,150
                                                                                                 ----------
                                                                                                     14,405
                                                                                                 ----------
              AIRLINES (1.6%)
        506   America West Airlines, Inc. Pass-Through Trust          7.12        7/02/2018             535
      6,677   American Airlines 2014-1 Class B Pass-Through Trust     4.38        4/01/2024           6,719
     14,800   Aviation Capital Group Corp.(b)                         3.88        9/27/2016          15,028
      2,749   Continental Airlines 1998-1 Class A Pass-
               Through Trust                                          6.65        3/15/2019           2,865
      9,513   Continental Airlines, Inc. Pass-Through Trust           5.50        4/29/2022           9,893
     10,000   Delta Air Lines 2010-1 Class B Pass-Through Trust(b)    6.38        7/02/2017          10,212
      1,183   United Air Lines, Inc. Pass-Through Trust               9.75        7/15/2018           1,290
      1,570   United Airlines, Inc. Pass-Through Trust                4.63        3/03/2024           1,594
      4,658   US Airways Group, Inc. Pass-Through Trust               8.50       10/22/2018           4,984
      1,319   US Airways Group, Inc. Pass-Through Trust (INS)         7.08        9/20/2022           1,431
      4,900   US Airways, Inc.(a)                                     3.00       11/23/2016           4,902
      4,900   US Airways, Inc.(a)                                     3.50        5/23/2019           4,901
                                                                                                 ----------
                                                                                                     64,354
                                                                                                 ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
      2,000   CNH Industrial Capital, LLC                             3.88       11/01/2015           2,008
      3,000   CNH Industrial Capital, LLC                             3.63        4/15/2018           3,052
      4,583   CNH Industrial Capital, LLC                             3.38        7/15/2019           4,531
      9,900   Terex Corp.(a)                                          3.50        8/13/2021           9,898
                                                                                                 ----------
                                                                                                     19,489
                                                                                                 ----------
              RAILROADS (0.2%)
     10,000   TTX Co.(b)                                              5.40        2/15/2016          10,195
                                                                                                 ----------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
     10,000   International Lease Finance Corp.                       2.24(c)     6/15/2016           9,975
     13,000   International Lease Finance Corp.(b)                    7.13        9/01/2018          14,544
                                                                                                 ----------
                                                                                                     24,519
                                                                                                 ----------
              TRUCKING (1.0%)
      5,000   ERAC USA Finance, LLC(b)                                1.40        4/15/2016           5,007
      5,000   ERAC USA Finance, LLC(b)                                2.75        3/15/2017           5,110
      3,000   ERAC USA Finance, LLC(b)                                6.38       10/15/2017           3,297
     10,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)     2.50        3/15/2016          10,075

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $    4,970   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)     3.38%       3/15/2018      $    5,124
     14,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(b)     2.88        7/17/2018          14,233
                                                                                                 ----------
                                                                                                     42,846
                                                                                                 ----------
              Total Industrials                                                                     191,094
                                                                                                 ----------
              INFORMATION TECHNOLOGY (1.6%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
      5,000   Harris Corp.                                            2.70        4/27/2020           4,928
      5,000   QUALCOMM, Inc.                                          2.25        5/20/2020           4,940
                                                                                                 ----------
                                                                                                      9,868
                                                                                                 ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     10,000   Total System Services, Inc.                             2.38        6/01/2018           9,970
      3,000   Xerox Corp.                                             2.95        3/15/2017           3,065
                                                                                                 ----------
                                                                                                     13,035
                                                                                                 ----------
              ELECTRONIC COMPONENTS (0.1%)
      5,000   Amphenol Corp.                                          2.55        1/30/2019           5,057
                                                                                                 ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      3,000   FLIR Systems, Inc.(f)                                   3.75        9/01/2016           3,071
                                                                                                 ----------
              ELECTRONIC MANUFACTURING SERVICES (0.4%)
     16,892   Molex Electronics Technologies, LLC(b)                  2.88        4/15/2020          16,702
                                                                                                 ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      5,000   Tech Data Corp.                                         3.75        9/21/2017           5,176
                                                                                                 ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
     11,387   Dell, Inc.                                              2.30        9/10/2015          11,408
                                                                                                 ----------
              Total Information Technology                                                           64,317
                                                                                                 ----------
              MATERIALS (1.5%)
              ----------------
              ALUMINUM (0.2%)
      5,046   Alcoa, Inc.                                             6.75        7/15/2018           5,570
                                                                                                 ----------
              CONSTRUCTION MATERIALS (0.3%)
      3,597   CRH America, Inc.                                       4.13        1/15/2016           3,646
     10,000   Martin Marietta Materials, Inc.                         1.38(c)     6/30/2017           9,972
                                                                                                 ----------
                                                                                                     13,618
                                                                                                 ----------
              DIVERSIFIED METALS & MINING (0.4%)
      3,000   Freeport-McMoRan, Inc.                                  2.30       11/14/2017           2,865
      7,625   Freeport-McMoRan, Inc.(a)                               1.94        5/31/2018           7,503
      5,000   Freeport-McMoRan, Inc.                                  3.10        3/15/2020           4,587
                                                                                                 ----------
                                                                                                     14,955
                                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.6%)
 $    6,000   Albemarle Corp.                                         3.00%      12/01/2019      $    6,039
     19,000   Rockwood Specialties Group, Inc.                        4.63       10/15/2020          19,819
                                                                                                 ----------
                                                                                                     25,858
                                                                                                 ----------
              Total Materials                                                                        60,001
                                                                                                 ----------
              TELECOMMUNICATION SERVICES (1.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
     25,000   AT&T, Inc.                                              2.45        6/30/2020          24,619
      5,000   Centel Capital Corp.                                    9.00       10/15/2019           5,960
      3,600   CenturyLink, Inc.                                       6.45        6/15/2021           3,690
     12,344   Verizon Communications, Inc.                            2.50        9/15/2016          12,538
     10,000   Verizon Communications, Inc.                            1.35        6/09/2017           9,996
                                                                                                 ----------
                                                                                                     56,803
                                                                                                 ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     11,250   CC Holdings GS V, LLC / Crown Castle GS III Corp        2.38       12/15/2017          11,323
      4,770   Grain Spectrum Funding, LLC(b)                          4.00       10/10/2018           4,845
                                                                                                 ----------
                                                                                                     16,168
                                                                                                 ----------
              Total Telecommunication Services                                                       72,971
                                                                                                 ----------
              UTILITIES (4.4%)
              ----------------
              ELECTRIC UTILITIES (2.7%)
      8,000   Duke Energy Corp.                                       2.10        6/15/2018           8,097
      6,700   Entergy Corp.                                           4.70        1/15/2017           6,959
     10,000   Eversource Energy                                       1.60        1/15/2018          10,054
     15,000   Exelon Corp.                                            1.55        6/09/2017          15,014
      7,000   FirstEnergy Corp.                                       2.75        3/15/2018           7,095
     12,000   IPALCO Enterprises, Inc.                                5.00        5/01/2018          12,638
      7,000   IPALCO Enterprises, Inc.(b)                             3.45        7/15/2020           7,018
     10,000   NextEra Energy Capital Holding, Inc.                    1.59        6/01/2017          10,030
      7,000   Otter Tail Corp.                                        9.00       12/15/2016           7,680
      9,000   PPL Energy Supply, LLC                                  6.20        5/15/2016           9,225
      2,200   PPL Energy Supply, LLC                                  5.70       10/15/2035           2,197
      1,863   Tri-State General & Transmission Association, Inc.(b)   6.04        1/31/2018           1,927
     10,000   Xcel Energy, Inc.                                       1.20        6/01/2017          10,005
                                                                                                 ----------
                                                                                                    107,939
                                                                                                 ----------
              GAS UTILITIES (0.3%)
        603   Alliance Pipeline, LP(b)                                7.00       12/31/2019             659
     13,000   Gulfstream Natural Gas System, LLC(b)                   5.56       11/01/2015          13,118
                                                                                                 ----------
                                                                                                     13,777
                                                                                                 ----------

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
 $    7,975   Exelon Generation Co., LLC                              4.00%      10/01/2020      $    8,337
      9,780   NRG Energy, Inc.(a)                                     2.75        7/02/2018           9,752
     10,000   Southern Power Co.                                      1.50        6/01/2018           9,929
     10,000   Southern Power Co.                                      2.38        6/01/2020           9,902
                                                                                                 ----------
                                                                                                     37,920
                                                                                                 ----------
              MULTI-UTILITIES (0.5%)
     11,100   Integrys Energy Group, Inc.                             6.11       12/01/2066           9,771
     10,000   Sempra Energy                                           2.40        3/15/2020           9,944
                                                                                                 ----------
                                                                                                     19,715
                                                                                                 ----------
              Total Utilities                                                                       179,351
                                                                                                 ----------
              Total Corporate Obligations (cost: $1,869,205)                                      1,873,970
                                                                                                 ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (15.9%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.9%)
      5,000   Daimler Finance, N.A., LLC(b)                           1.88        1/11/2018           5,021
     10,000   Hyundai Capital America(b)                              1.88        8/09/2016          10,056
      2,000   Hyundai Capital America(b)                              1.45        2/06/2017           1,996
      7,800   Hyundai Capital Services, Inc.(b)                       1.09(c)     3/18/2017           7,822
     13,235   Nissan Motor Acceptance Corp.(b)                        0.83(c)     3/03/2017          13,258
                                                                                                 ----------
                                                                                                     38,153
                                                                                                 ----------
              Total Consumer Discretionary                                                           38,153
                                                                                                 ----------
              CONSUMER STAPLES (1.0%)
              -----------------------
              BREWERS (0.4%)
      5,000   SABMiller Holdings, Inc.(b)                             2.45        1/15/2017           5,085
      9,530   SABMiller Holdings, Inc.(b)                             2.20        8/01/2018           9,594
                                                                                                 ----------
                                                                                                     14,679
                                                                                                 ----------
              DISTILLERS & VINTNERS (0.1%)
      5,000   Pernod Ricard S.A.(b)                                   2.95        1/15/2017           5,099
                                                                                                 ----------
              TOBACCO (0.5%)
      5,000   B.A.T. International Finance plc(b)                     2.13        6/07/2017           5,059
      7,000   Imperial Tobacco Finance plc(b)                         2.05        7/20/2018           6,999
     10,000   Imperial Tobacco Finance plc(b)                         2.95        7/21/2020           9,969
                                                                                                 ----------
                                                                                                     22,027
                                                                                                 ----------
              Total Consumer Staples                                                                 41,805
                                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              ENERGY (1.6%)
              -------------
              INTEGRATED OIL & GAS (1.1%)
 $    8,000   BP Capital Markets plc                                  1.63%       8/17/2017      $    8,030
     12,820   Origin Energy Finance Ltd.(b)                           3.50       10/09/2018          13,093
     10,000   Petrobras Global Finance B.V.                           2.00        5/20/2016           9,887
     15,000   Shell International Finance B.V.                        1.13        8/21/2017          15,001
                                                                                                 ----------
                                                                                                     46,011
                                                                                                 ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      7,000   Canadian Natural Resources Ltd.                         0.66(c)     3/30/2016           6,989
                                                                                                 ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      7,500   Enbridge, Inc.                                          0.73(c)     6/02/2017           7,418
      6,000   TransCanada PipeLines Ltd.                              1.88        1/12/2018           6,034
                                                                                                 ----------
                                                                                                     13,452
                                                                                                 ----------
              Total Energy                                                                           66,452
                                                                                                 ----------
              FINANCIALS (7.6%)
              -----------------
              DIVERSIFIED BANKS (5.1%)
      5,000   Abbey National Treasury Services plc                    2.35        9/10/2019           5,024
      9,000   ANZ New Zealand International Ltd.(b)                   1.85       10/15/2015           9,025
      5,000   ANZ New Zealand International Ltd.(b)                   2.60        9/23/2019           5,050
      5,000   ANZ New Zealand International Ltd.(b),(d)               2.85        8/06/2020           5,016
      6,000   Banco Santander Chile(b)                                1.89(c)     1/19/2016           6,018
      4,000   Banco Santander Chile(b)                                1.19(c)     4/11/2017           3,983
      5,000   Bank of Montreal(b)                                     2.63        1/25/2017           5,051
     10,000   Bank of Montreal                                        1.40        4/10/2018           9,941
      7,500   Barclays Bank plc(b)                                    2.25        5/10/2017           7,656
      5,000   BPCE S.A.                                               1.63        2/10/2017           5,046
      2,000   Canadian Imperial Bank                                  2.35       12/11/2015           2,013
      2,000   Commonwealth Bank of Australia(b)                       2.25        3/16/2017           2,040
      5,000   DNB Bank ASA(b)                                         3.20        4/03/2017           5,147
      5,000   Lloyds Bank plc                                         4.20        3/28/2017           5,238
      6,000   National Australia Bank of New York                     0.90        1/20/2016           6,010
      7,000   National Australia Bank of New York                     2.75        3/09/2017           7,187
     16,000   Rabobank Nederland                                      0.77(c)     3/18/2016          16,039
      5,000   Rabobank Nederland                                      3.38        1/19/2017           5,158
      2,000   Royal Bank of Canada                                    2.63       12/15/2015           2,016
     10,000   Royal Bank of Canada                                    0.85        3/08/2016          10,017
     10,010   Royal Bank of Scotland Group plc                        9.50        3/16/2022          11,066
     10,000   Santander Bank, N.A.                                    2.00        1/12/2018           9,999
     14,350   Santander Bank, N.A.                                    8.75        5/30/2018          16,589
     19,000   Standard Chartered Bank(b)                              6.40        9/26/2017          20,682
      5,000   Standard Chartered plc(b)                               2.25        4/17/2020           4,943
      5,000   Svenska Handelsbanken AB                                2.88        4/04/2017           5,142

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $   10,000   Swedbank AB(b)                                          1.75%       3/12/2018      $   10,018
      8,000   Toronto-Dominion Bank                                   1.40        4/30/2018           7,977
                                                                                                 ----------
                                                                                                    209,091
                                                                                                 ----------
              DIVERSIFIED CAPITAL MARKETS (0.1%)
      5,000   Deutsche Bank AG London                                 3.25        1/11/2016           5,052
                                                                                                 ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
     16,756   Brookfield Asset Management, Inc.                       5.80        4/25/2017          17,915
                                                                                                 ----------
              MULTI-LINE INSURANCE (0.5%)
     21,000   ZFS Finance USA Trust II(b)                             6.45       12/15/2065          21,579
                                                                                                 ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      7,000   ING Bank N.V.(b)                                        3.75        3/07/2017           7,257
      6,378   ING Bank N.V.                                           4.13       11/21/2023           6,569
      2,000   ING Capital Funding Trust III                           3.88(c)             -(e)        1,993
                                                                                                 ----------
                                                                                                     15,819
                                                                                                 ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
     12,000   QBE Insurance Group Ltd.(b)                             2.40        5/01/2018          12,095
     17,000   Suncorp-Metway Ltd.(b)                                  1.70        3/28/2017          17,097
                                                                                                 ----------
                                                                                                     29,192
                                                                                                 ----------
              REITs - RETAIL (0.3%)
      5,000   Scentre Group Trust(b)                                  2.38        4/28/2021           4,853
      7,000   WEA Finance, LLC(b)                                     1.75        9/15/2017           7,011
                                                                                                 ----------
                                                                                                     11,864
                                                                                                 ----------
              Total Financials                                                                      310,512
                                                                                                 ----------
              INDUSTRIALS (2.0%)
              ------------------
              AIRLINES (0.9%)
     10,000   Air Canada "C" Pass-Through Trust(b)                    5.00        9/15/2020           9,827
     13,141   British Airways Pass-Through plc(b)                     5.63       12/20/2021          13,897
     13,081   Virgin Australia Trust(b)                               5.00        4/23/2025          13,604
                                                                                                 ----------
                                                                                                     37,328
                                                                                                 ----------
              INDUSTRIAL CONGLOMERATES (0.4%)
      5,000   Hutchison Whampoa International Ltd.(b)                 6.00(c)             -(e)        5,063
      5,000   Hutchison Whampoa International Ltd.(b)                 3.50        1/13/2017           5,147
      6,600   Hutchison Whampoa International Ltd.(b)                 2.00       11/08/2017           6,630
                                                                                                 ----------
                                                                                                     16,840
                                                                                                 ----------
              MARINE (0.2%)
     10,000   A.P. Moeller-Maersk A/S(b)                              2.55        9/22/2019          10,125
                                                                                                 ----------
              RAILROADS (0.3%)
     10,000   Asciano Finance(b)                                      5.00        4/07/2018          10,690
                                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
 $    8,000   AerCap Ireland Capital Ltd.                             2.75%       5/15/2017      $    7,980
                                                                                                 ----------
              Total Industrials                                                                      82,963
                                                                                                 ----------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
     10,000   Tyco Electronics Group S.A.                             0.49(c)     1/29/2016           9,996
                                                                                                 ----------
              MATERIALS (2.2%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
      5,000   Holcim US Finance Sarl & Cie SCS(b)                     6.00       12/30/2019           5,672
                                                                                                 ----------
              DIVERSIFIED CHEMICALS (0.2%)
      6,000   Incitec Pivot Finance Ltd.(b)                           4.00       12/07/2015           6,052
                                                                                                 ----------
              DIVERSIFIED METALS & MINING (1.4%)
     10,000   Anglo American Capital plc(b)                           1.24(c)     4/15/2016          10,001
      5,000   Anglo American Capital plc(b)                           2.63        9/27/2017           4,974
      5,000   Anglo American Capital plc(b)                           3.63        5/14/2020           4,863
     10,000   Glencore Finance Canada Ltd.(b)                         2.70       10/25/2017          10,006
     10,000   Glencore Funding, LLC(b)                                1.70        5/27/2016           9,998
     17,000   Rio Tinto Finance USA plc                               1.12(c)     6/17/2016          17,025
      1,746   Teck Resources Ltd.(f)                                  3.15        1/15/2017           1,695
                                                                                                 ----------
                                                                                                     58,562
                                                                                                 ----------
              GOLD (0.3%)
     10,000   Barrick Gold Corp.                                      2.50        5/01/2018           9,994
                                                                                                 ----------
              STEEL (0.2%)
      4,000   ArcelorMittal                                           5.25        2/25/2017           4,145
      4,500   ArcelorMittal                                           5.13        6/01/2020           4,523
                                                                                                 ----------
                                                                                                      8,668
                                                                                                 ----------
              Total Materials                                                                        88,948
                                                                                                 ----------
              UTILITIES (0.3%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     10,000   TransAlta Corp.                                         1.90        6/03/2017           9,905
                                                                                                 ----------
              Total Eurodollar and Yankee Obligations (cost: $643,729)                              648,734
                                                                                                 ----------
              ASSET-BACKED SECURITIES (9.9%)

              FINANCIALS (9.9%)
              -----------------
              ASSET-BACKED FINANCING (9.9%)
      3,156   Access Group, Inc.                                      0.56(c)     4/25/2029           3,112
      1,066   ACS Pass-Through Trust(b)                               0.50(c)     6/14/2037           1,042
      3,296   American Credit Acceptance Receivables Trust(b)         1.43        8/12/2019           3,298

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $    9,608   American Express Credit Account Master Trust(b)         1.29%        3/15/2018     $    9,608
      4,169   AmeriCredit Automobile Receivables Trust                4.00         5/08/2017          4,171
      2,735   AmeriCredit Automobile Receivables Trust                1.31        11/08/2017          2,737
      7,500   AmeriCredit Automobile Receivables Trust                1.93         8/08/2018          7,542
      2,400   AmeriCredit Automobile Receivables Trust                1.57         1/08/2019          2,404
      6,000   AmeriCredit Automobile Receivables Trust                2.09         2/08/2019          5,990
      7,214   ARL First, LLC(b)                                       1.94(c)     12/15/2042          7,279
      3,000   Avis Budget Rental Car Funding, LLC(b)                  5.94         3/20/2017          3,049
      8,100   Avis Budget Rental Car Funding, LLC(b)                  3.68        11/20/2017          8,221
     12,000   Avis Budget Rental Car Funding, LLC(b)                  2.62         9/20/2019         12,073
     17,000   Babson CLO Ltd.(b)                                      1.67(c)      5/15/2023         17,013
      5,000   Bank of The West Auto Trust(b)                          1.65         3/16/2020          5,025
     10,000   Bank of The West Auto Trust(b)                          1.66         9/15/2020         10,022
      4,200   California Republic Auto Receivables Trust              2.30        12/16/2019          4,219
      9,425   California Republic Auto Receivables Trust              2.57        11/16/2020          9,485
      1,325   CenterPoint Energy Transition Bond Co. III, LLC         4.19         2/01/2020          1,347
     15,000   CIT Equipment Collateral(b)                             1.50        10/21/2019         15,025
        221   CNH Equipment Trust                                     0.86         9/15/2017            221
      6,000   CNH Equipment Trust                                     1.27        11/16/2020          5,997
      5,500   CNH Equipment Trust                                     2.14         8/15/2022          5,520
      2,610   College Loan Corp. Trust                                0.78(c)      1/15/2037          2,268
      5,642   Collegiate Funding Services Education Loan Trust        0.60(c)      3/28/2035          5,062
      2,882   Credit Acceptance Auto Loan Trust(b)                    2.21         9/15/2020          2,888
      3,600   Credit Acceptance Auto Loan Trust(b)                    1.83         4/15/2021          3,597
     13,000   Credit Acceptance Auto Loan Trust(b)                    1.55        10/15/2021         13,007
      4,000   Credit Acceptance Auto Loan Trust(b)                    2.29         4/15/2022          4,023
      5,000   Credit Acceptance Auto Loan Trust(b)                    2.67         9/15/2022          5,024
      5,000   Drive Auto Receivables Trust "B"(b)                     2.28         6/17/2019          5,010
      5,000   Drive Auto Receivables Trust "B"(b)                     2.23         9/16/2019          5,000
      7,500   Dryden Senior Loan Fund(b)                              1.79(c)      4/15/2027          7,501
      5,074   Element Rail Leasing I, LLC(b)                          2.30         4/19/2044          5,054
     10,000   Enterprise Fleet Financing, LLC(b)                      1.59         2/22/2021          9,999
      1,384   Exeter Automobile Receivables Trust(b)                  1.29         5/15/2018          1,386
      7,000   Exeter Automobile Receivables Trust(b)                  3.09         7/16/2018          7,068
        806   Exeter Automobile Receivables Trust(b)                  1.06         8/15/2018            805
      1,000   Exeter Automobile Receivables Trust(b)                  2.42         1/15/2019          1,006
      6,441   First Investors Auto Owner Trust(b)                     0.86         8/15/2018          6,435
      8,750   First Investors Auto Owner Trust(b)                     3.04         8/15/2018          8,861
      5,000   First Investors Auto Owner Trust(b)                     1.49         6/15/2020          4,996
      5,157   Fosse Master Issuer plc(b)                              2.24(c)     10/18/2054          5,173
      5,674   GE Equipment Midticket, LLC                             0.64         4/24/2017          5,671
      4,180   GE Equipment Transportation, LLC                        0.90         3/24/2021          4,180
      1,000   GE Equipment Transportation, LLC                        1.48         8/23/2022          1,004
     10,000   Hertz Vehicle Financing, LLC(b)                         1.86         8/25/2017         10,001

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $    3,000   Huntington Auto Trust "C"                               2.15%        6/15/2021     $    3,014
      3,880   Iowa Student Loan Liquidity Corp.                       0.63(c)      9/25/2037          3,451
     15,000   Marine Park CLO Ltd.(b),(g)                             1.56(c)     10/12/2023         14,981
     10,000   MMAF Equipment Finance, LLC(b)                          1.93         7/16/2021         10,032
        356   MMAF Equipment Finance, LLC(b)                          3.51         1/15/2030            358
      1,702   Nelnet Student Loan Trust                               0.56(c)      9/22/2037          1,596
      4,932   Prestige Auto Receivables Trust(b)                      0.97         3/15/2018          4,936
      5,000   Prestige Auto Receivables Trust(b)                      1.52         4/15/2020          5,009
      6,000   Prestige Auto Receivables Trust "B"(b)                  1.74         5/15/2019          6,027
      3,025   Santander Drive Auto Receivables Trust                  1.95         3/15/2019          3,044
      8,000   Santander Drive Auto Receivables Trust                  1.45         5/15/2019          8,016
      4,500   Santander Drive Auto Receivables Trust                  2.73        10/15/2019          4,553
      5,000   SBA Tower Trust(b)                                      2.90        10/15/2044          5,019
      5,577   SLC Student Loan Trust                                  0.59(c)      7/15/2036          5,445
      8,000   SLC Student Loan Trust                                  0.74(c)      7/15/2036          7,235
      6,278   SLM Student Loan Trust                                  0.68(c)      1/27/2025          6,043
      1,250   SLM Student Loan Trust                                  0.50(c)     10/27/2025          1,194
      1,148   SLM Student Loan Trust                                  0.85(c)     10/25/2038          1,040
      5,000   Suntrust Auto Receivables Trust "B"(b)                  2.20         2/15/2021          5,023
      8,000   Suntrust Auto Receivables Trust "C"(b)                  2.50         4/15/2021          8,055
      7,500   TCF Auto Receivables Owner Trust "B"(b)                 2.49         4/15/2021          7,548
      5,639   Trinity Rail Leasing, LP(b)                             2.27         1/15/2043          5,527
      9,068   Trip Rail Master Funding, LLC(b)                        2.86         4/15/2044          9,085
      1,260   Westlake Automobile Receivables Trust(b)                2.24         4/15/2020          1,262
      5,150   Westlake Automobile Receivables Trust(b)                2.45         1/15/2021          5,162
                                                                                                 ----------
                                                                                                    402,074
                                                                                                 ----------
              Total Financials                                                                      402,074
                                                                                                 ----------
              Total Asset-Backed Securities (cost: $401,332)                                        402,074
                                                                                                 ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      4,159   Sequoia Mortgage Trust(b) (cost: $4,223)                3.00(c)      5/25/2043          4,070
                                                                                                 ----------
              COMMERCIAL MORTGAGE SECURITIES (8.6%)

              FINANCIALS (8.6%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.7%)
        837   Banc of America Commercial Mortgage, Inc.               5.34        11/10/2042            836
        735   Banc of America Commercial Mortgage, Inc.               4.73         7/10/2043            737
      2,149   Banc of America Commercial Mortgage, Inc.               5.12        10/10/2045          2,149
      5,000   Banc of America Commercial Mortgage, Inc.               5.36        10/10/2045          5,114
      8,635   Banc of America Commercial Mortgage, Inc.               5.63         7/10/2046          8,837
      2,400   Banc of America Commercial Mortgage, Inc.               5.68         7/10/2046          2,495
      3,251   Banc of America Commercial Mortgage, Inc.               5.16         9/10/2047          3,253

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $      220   Banc of America Commercial Mortgage, Inc.               5.32%        9/10/2047     $      220
      4,036   Banc of America Commercial Mortgage, Inc.(b)            5.46         9/10/2047          4,049
     10,000   Banc of America Commercial Mortgage, Inc.               6.26         2/10/2051         10,883
     10,000   Barclays Commercial Mortgage Securities, LLC(b)         1.79         2/15/2028          9,929
      1,456   Chase Commercial Mortgage Securities Corp.(b)           6.56         5/18/2030          1,486
      5,249   Citigroup Commercial Mortgage Trust                     1.39         7/10/2047          5,238
     20,000   Citigroup Commercial Mortgage Trust                     5.77         3/15/2049         20,506
      3,015   Citigroup Commercial Mortgage Trust                     5.77         3/15/2049          3,066
     15,000   Citigroup/Deutsche Bank Commercial Mortgage Trust       5.20         7/15/2044         15,063
      4,300   Commercial Mortgage Trust(b)                            1.79         2/13/2032          4,273
      2,678   Credit Suisse Commercial Mortgage Trust                 5.81         6/15/2038          2,722
      3,889   Credit Suisse Commercial Mortgage Trust                 5.38         2/15/2040          4,053
      7,000   Credit Suisse First Boston Mortgage Securities Corp.    5.10         8/15/2038          6,991
      9,294   DB-UBS Mortgage Trust                                   3.64         8/10/2044          9,443
      6,191   DB-UBS Mortgage Trust(b)                                3.74        11/10/2046          6,236
      1,141   Greenwich Capital Commercial Funding Corp.              5.22         4/10/2037          1,140
      8,090   Greenwich Capital Commercial Funding Corp.              5.82         7/10/2038          8,333
      7,358   GS Mortgage Securities Corp. II                         5.55         4/10/2038          7,388
      5,000   GS Mortgage Securities Corp. II                         2.54         1/10/2045          5,073
     10,000   GS Mortgage Securities Corp. II                         2.32         5/10/2045         10,132
      8,980   GS Mortgage Securities Trust                            5.55         4/10/2038          9,104
      7,615   GS Mortgage Securities Trust                            1.21         7/10/2046          7,619
        953   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.12         7/15/2041            954
      2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.00        10/15/2042          2,000
      3,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.04        10/15/2042          3,002
      1,312   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.24         1/12/2043          1,313
     13,151   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.28         1/12/2043         13,225
        491   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.79         6/12/2043            492
      1,688   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.81         6/12/2043          1,729
         38   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.90         4/15/2045             38
        469   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.52         5/12/2045            474
        284   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                      5.37         5/15/2045            286
      1,650   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(b)                                   4.11         7/15/2046          1,747

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $   11,653   LB Commercial Mortgage Trust                            5.90%        7/15/2044     $   12,523
      2,475   LB-UBS Commercial Mortgage Trust                        5.16         2/15/2031          2,492
      5,000   LB-UBS Commercial Mortgage Trust                        5.35        11/15/2038          5,194
      4,000   LB-UBS Commercial Mortgage Trust                        5.41         9/15/2039          4,163
      3,818   LB-UBS Commercial Mortgage Trust                        5.42         2/15/2040          3,996
      6,000   LB-UBS Commercial Mortgage Trust                        5.46         2/15/2040          6,313
      1,483   Merrill Lynch Mortgage Trust                            5.14         7/12/2038          1,482
        164   Merrill Lynch Mortgage Trust                            5.68         5/12/2039            163
      6,975   Morgan Stanley Capital I, Inc.                          5.57        12/15/2044          7,395
        986   Morgan Stanley Capital I, Inc.                          5.68         4/12/2049            987
      5,000   Morgan Stanley Capital I, Inc.                          5.27        10/12/2052          5,062
      3,823   Morgan Stanley Dean Witter Capital I, Inc.(b)           5.25        12/17/2043          3,820
      7,676   UBS-Barclays Commercial Mortgage Trust                  2.73         8/10/2049          7,834
        279   Wachovia Bank Commercial Mortgage Trust                 5.26        10/15/2044            278
        108   Wachovia Bank Commercial Mortgage Trust                 5.94         6/15/2045            109
        868   Wachovia Bank Commercial Mortgage Trust                 5.57        10/15/2048            898
      4,769   Wachovia Bank Commercial Mortgage Trust                 5.31        11/15/2048          4,928
      5,000   Wachovia Bank Commercial Mortgage Trust                 5.71         6/15/2049          5,278
        813   WF-RBS Commercial Mortgage Trust(b)                     3.24         3/15/2044            820
                                                                                                 ----------
                                                                                                    275,363
                                                                                                 ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.9%)
     73,927   Commercial Mortgage Trust, acquired
               8/09/2012-8/27/2012; cost $9,497(h)                    1.89         8/15/2045          6,753
     71,674   Commercial Mortgage Trust, acquired
               11/06/2012; cost $9,608(h)                             1.95        10/15/2045          6,779
     49,587   Fannie Mae(+)                                           4.03        12/25/2017          3,555
     89,870   Fannie Mae(+)                                           2.12        12/25/2019          4,794
     84,079   Fannie Mae(+)                                           0.79         5/25/2022          3,497
     83,673   Fannie Mae(+)                                           0.63         8/25/2022          2,858
     33,381   Freddie Mac(+)                                          1.66         4/25/2017            633
     63,157   Freddie Mac(+)                                          3.08         1/25/2019          5,222
     38,888   Freddie Mac(+)                                          1.77         5/25/2019          2,216
    103,379   Freddie Mac(+)                                          1.70         7/25/2019          5,750
     60,200   Freddie Mac(+)                                          1.39        11/25/2019          2,889
     73,034   Freddie Mac(+)                                          1.30         8/25/2022          5,364
     38,885   GS Mortgage Securities Corp. II, acquired
               5/18/2012; cost $5,941(h)                              2.54         5/10/2045          3,915
     31,229   GS Mortgage Securities Trust, acquired
               11/16/2012; cost $4,817(h)                             2.34        11/10/2045          3,374
     34,235   J.P. Morgan Chase Commercial Mortgage Securities
               Corp., acquired 9/28/2012; cost $4,673(h)              2.10        10/15/2045          3,156
     36,506   Morgan Stanley-BAML Trust, acquired
               10/05/2012; cost $4,743(b),(h)                         2.12        11/15/2045          3,097

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
 $   62,031   UBS Commercial Mortgage Trust, acquired
               5/01/2012; cost $9,391(b),(h)                          2.25%        5/10/2045     $    6,618
     33,401   UBS-Barclays Commercial Mortgage Trust, acquired
               9/14/2012; cost $4,760(b),(h)                          2.11         8/10/2049          3,359
     34,445   WF Commercial Mortgage Trust, acquired
               9/21/2012; cost $4,778(b),(h)                          2.08        10/15/2045          3,295
                                                                                                 ----------
                                                                                                     77,124
                                                                                                 ----------
              Total Financials                                                                      352,487
                                                                                                 ----------
              Total Commercial Mortgage Securities (cost: $345,307)                                 352,487
                                                                                                 ----------
              U.S. GOVERNMENT AGENCY ISSUES (2.0%)(i)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
      8,144   Fannie Mae(+)                                           1.25         9/25/2027          7,955
                                                                                                 ----------

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.7%)
      6,334   Fannie Mae(+)                                           2.50         4/01/2027          6,490
     18,394   Fannie Mae(+)                                           2.50         5/01/2027         18,848
     11,310   Fannie Mae(+)                                           2.50         8/01/2027         11,589
      8,825   Fannie Mae(+)                                           2.50         8/01/2027          9,043
        347   Fannie Mae(+)                                           4.50         5/01/2023            368
        190   Fannie Mae(+)                                           4.50         2/01/2024            201
        184   Fannie Mae(+)                                           5.00        12/01/2021            200
        451   Fannie Mae(+)                                           5.00         6/01/2023            490
        222   Fannie Mae(+)                                           5.00         9/01/2023            233
        577   Fannie Mae(+)                                           5.00         2/01/2024            627
        372   Fannie Mae(+)                                           5.50        12/01/2020            396
        434   Fannie Mae(+)                                           5.50         2/01/2023            465
      1,273   Fannie Mae(+)                                           5.50         6/01/2023          1,410
        309   Fannie Mae(+)                                           5.50         9/01/2023            336
      1,186   Fannie Mae(+)                                           5.50         6/01/2024          1,303
        603   Fannie Mae(+)                                           6.00        10/01/2022            661
      1,157   Fannie Mae(+)                                           6.00         1/01/2023          1,290
        696   Fannie Mae(+)                                           6.00         1/01/2023            768
        601   Fannie Mae(+)                                           6.00         7/01/2023            652
      3,258   Freddie Mac(+)                                          1.56        10/25/2018          3,278
      7,274   Freddie Mac(+)                                          1.78        10/25/2020          7,347
      1,395   Freddie Mac(+)                                          2.23(c)      4/01/2035          1,457
        288   Freddie Mac(+)                                          5.00         5/01/2020            302
        407   Freddie Mac(+)                                          5.00         9/01/2020            432
         70   Freddie Mac(+)                                          5.50        11/01/2018             71
        608   Freddie Mac(+)                                          5.50         4/01/2021            661
                                                                                                 ----------
                                                                                                     68,918
                                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
 $    3,000   Private Export Funding Corp. (NBGA)                     1.38%        2/15/2017     $    3,029
                                                                                                 ----------
              Total U.S. Government Agency Issues (cost: $78,709)                                    79,902
                                                                                                 ----------
              U.S. TREASURY SECURITIES (6.6%)

              NOTES (6.6%)
     20,000   0.25%, 5/15/2016                                                                       19,998
     10,000   0.50%, 3/31/2017                                                                        9,991
     20,000   0.88%, 1/15/2018                                                                       20,022
     20,000   1.00%, 3/15/2018                                                                       20,067
     40,000   1.25%, 10/31/2018                                                                      40,191
     25,000   1.25%, 1/31/2019                                                                       25,053
     10,000   1.13%, 5/31/2019                                                                        9,950
     10,000   1.25%, 1/31/2020                                                                        9,910
     20,000   1.38%, 2/29/2020                                                                       19,925
     80,000   1.38%, 3/31/2020                                                                       79,594
     15,000   1.88%, 11/30/2021                                                                      15,022
                                                                                                 ----------
                                                                                                    269,723
                                                                                                 ----------
              Total U.S. Treasury Securities (cost: $270,674)                                       269,723
                                                                                                 ----------
              MUNICIPAL BONDS (5.7%)

              AGRICULTURAL PRODUCTS (0.2%)
      8,000   Washington County                                       1.38         9/01/2030(j)       8,005
                                                                                                 ----------
              AIRPORT/PORT (0.1%)
      1,250   Chicago Midway Airport                                  1.32         1/01/2016          1,255
      2,000   Chicago Midway Airport                                  1.80         1/01/2017          2,022
        285   Cleveland Airport System (INS)                          5.24         1/01/2017            293
      2,000   Port of Corpus Christi Auth. of Nueces County           1.24        12/01/2017          1,997
                                                                                                 ----------
                                                                                                      5,567
                                                                                                 ----------
              APPROPRIATED DEBT (0.2%)
      1,500   Jacksonville                                            1.16        10/01/2016          1,511
      2,500   Jacksonville                                            1.41        10/01/2017          2,513
      4,000   Jacksonville                                            1.70        10/01/2018          4,022
                                                                                                 ----------
                                                                                                      8,046
                                                                                                 ----------
              COMMUNITY SERVICE (0.0%)
      1,650   Art Institute of Chicago                                2.48         3/01/2019          1,674
                                                                                                 ----------
              EDUCATION (0.3%)
     10,000   New Jersey EDA                                          2.42         6/15/2018          9,976
      1,000   Pennsylvania Public School Building Auth.               1.97        12/01/2017          1,013
      2,640   Pennsylvania Public School Building Auth.               2.41        12/01/2018          2,697
                                                                                                 ----------
                                                                                                     13,686
                                                                                                 ----------

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES (1.4%)
 $   16,530   Appling County Dev. Auth                                2.40%        1/01/2038(j)  $   16,568
      5,000   Beaver County IDA                                       4.75         8/01/2033(j)       5,397
     13,310   Beaver County IDA                                       2.50        12/01/2041(j)      13,384
      2,000   Burke County Dev. Auth.                                 1.38        10/01/2032(j)       2,011
     10,000   Missouri Environmental Improvement and
               Energy Resources Auth.                                 2.88         5/01/2038(j)      10,265
      3,000   Pennsylvania Economic Dev. Financing Auth.              3.00        12/01/2038(j)       3,004
      5,000   West Virginia EDA                                       2.25         1/01/2041(j)       5,043
                                                                                                 ----------
                                                                                                     55,672
                                                                                                 ----------
              ELECTRIC/GAS UTILITIES (0.3%)
      6,265   Long Island Power Auth.                                 2.36         9/01/2018          6,310
      4,470   Piedmont Municipal Power Agency                         4.34         1/01/2017          4,616
                                                                                                 ----------
                                                                                                     10,926
                                                                                                 ----------
              ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
      3,000   Bucks County IDA                                        1.38        12/01/2022(j)       3,001
     40,000   California Pollution Control Financing Auth.(b)         0.50         8/01/2023(j)      40,000
      1,500   Massachusetts Dev. Finance Agency                       2.13        12/01/2029(j)       1,507
        800   Mississippi Business Finance Corp.                      1.38         3/01/2027(j)         800
      2,000   South Carolina Jobs EDA                                 1.88        11/01/2016          2,025
                                                                                                 ----------
                                                                                                     47,333
                                                                                                 ----------
              GENERAL OBLIGATION (0.5%)
      9,615   City & County of Honolulu                               1.26        11/01/2017          9,621
      3,700   City of West Haven                                      1.69         3/15/2016          3,703
      3,000   City of West Haven                                      2.70         3/15/2018          3,020
      3,000   San Bernardino CCD                                      2.14         8/01/2018          3,055
                                                                                                 ----------
                                                                                                     19,399
                                                                                                 ----------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
        860   Long Beach                                              3.75        11/01/2015            864
                                                                                                 ----------
              MULTI-UTILITIES (0.1%)
      5,000   New York Energy Research and Dev. Auth.                 2.38         7/01/2026(j)       4,988
                                                                                                 ----------
              MUNICIPAL FINANCE (0.2%)
      1,389   Kentucky Asset                                          3.17         4/01/2018          1,428
      5,000   Pennsylvania IDA(b)                                     2.97         7/01/2021          4,954
                                                                                                 ----------
                                                                                                      6,382
                                                                                                 ----------
              NURSING/CCRC (0.0%)
        300   Waco Health Facilities Dev. Corp. (INS)(ETM)            5.27         2/01/2016            301
                                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              SALES TAX (0.1%)
 $    1,500   Arizona School Facilities Board                         1.47%        9/01/2017     $    1,511
      3,000   Arizona School Facilities Board                         2.08         9/01/2018          3,071
                                                                                                 ----------
                                                                                                      4,582
                                                                                                 ----------
              SEMICONDUCTORS (0.1%)
      1,600   Sandoval County                                         0.88         6/01/2016          1,598
      1,000   Sandoval County                                         1.95         6/01/2018          1,010
                                                                                                 ----------
                                                                                                      2,608
                                                                                                 ----------
              SPECIAL ASSESSMENT/TAX/FEE (1.0%)
      3,520   Channahon                                               4.00         1/01/2020          3,559
     12,500   JobsOhio Beverage System                                1.12         1/01/2016         12,535
     10,000   JobsOhio Beverage System                                1.57         1/01/2017         10,071
      5,000   New Jersey Transportation Trust Fund Auth.              1.76        12/15/2018          4,918
     10,000   New York MTA (ETM)                                      1.47         7/01/2018         10,129
        170   San Francisco City & County
                Redevelopment Agency (ETM)                            5.62         8/01/2016            179
         75   San Francisco City & County Redevelopment Agency        5.62         8/01/2016             77
                                                                                                 ----------
                                                                                                     41,468
                                                                                                 ----------
              Total Municipal Bonds (cost: $229,690)                                                231,501
                                                                                                 ----------

-----------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              FINANCIALS (0.1%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    200,000   Citigroup Capital XIII, 7.88% (cost: $5,470)                                            5,108
                                                                                                 ----------

-----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.0%)

              COMMERCIAL PAPER (2.6%)

              ENERGY (1.5%)
              -------------
              OIL & GAS DRILLING (0.5%)
 $    3,378   Nabors Industries, Inc.(b),(k)                          0.44         8/04/2015          3,378
     15,000   Nabors Industries, Inc.(b),(k)                          0.45         8/07/2015         14,999
                                                                                                 ----------
                                                                                                     18,377
                                                                                                 ----------

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
 $    7,705   Encana Corp.(b),(k)                                     0.52%        8/04/2015     $    7,705
     22,846   Encana Corp.(b),(k)                                     0.58         8/11/2015         22,843
                                                                                                 ----------
                                                                                                     30,548
                                                                                                 ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     13,900   Spectra Energy Captl(b),(k)                             0.45         8/12/2015         13,898
                                                                                                 ----------
              Total Energy                                                                           62,823
                                                                                                 ----------
              INDUSTRIALS (0.4%)
              ------------------
              INDUSTRIAL MACHINERY (0.4%)
     17,403   Pentair Finance(b),(k)                                  0.53         8/27/2015         17,397
                                                                                                 ----------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              ELECTRONIC COMPONENTS (0.3%)
     12,194   Amphenol Corp.(b),(k)                                   0.36         8/05/2015         12,194
                                                                                                 ----------
              MATERIALS (0.1%)
              ----------------
              SPECIALTY CHEMICALS (0.1%)
      5,750   Albemarle Corp.(b),(k)                                  0.75         8/12/2015          5,749
                                                                                                 ----------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     10,037   Allete, Inc.                                            0.40         8/06/2015         10,037
                                                                                                 ----------
              Total Commercial Paper                                                                108,200
                                                                                                 ----------

              VARIABLE-RATE DEMAND NOTES (3.3%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              GENERAL MERCHANDISE STORES (0.1%)
      5,545   Marion EDA (LOC - Key Bank, N.A.)                       0.30         2/01/2035          5,545
                                                                                                 ----------
              ENERGY (0.0%)
              -------------
              OIL & GAS REFINING & MARKETING (0.0%)
      1,700   Port of Port Arthur Navigation District                 0.13        11/01/2040          1,700
                                                                                                 ----------
              FINANCIALS (0.1%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.1%)
      4,970   Orange County Housing Finance Auth.
               (LOC - Compass Bank)                                   0.59         1/15/2040          4,970
                                                                                                 ----------
              INDUSTRIALS (0.8%)
              ------------------
              AIRPORT SERVICES (0.1%)
      2,465   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)                                   2.12         4/01/2030          2,465
                                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                COUPON                          VALUE
(000)         SECURITY                                                 RATE        MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
 $   30,000   Pennsylvania Economic Dev. Financing Auth.              0.42%        8/01/2045     $   30,000
                                                                                                 ----------
              Total Industrials                                                                      32,465
                                                                                                 ----------
              MATERIALS (0.9%)
              ----------------
              FOREST PRODUCTS (0.1%)
      2,500   Liberty County IDA(b)                                   0.25        10/01/2028          2,500
                                                                                                 ----------
              STEEL (0.8%)
     12,000   Berkeley County                                         0.18         3/01/2029         12,000
     16,800   Blytheville                                             0.24         6/01/2028         16,800
      5,600   St. James Parish                                        0.23        11/01/2040          5,600
                                                                                                 ----------
                                                                                                     34,400
                                                                                                 ----------
              Total Materials                                                                        36,900
                                                                                                 ----------
              MUNICIPAL BONDS (0.6%)
              ----------------------
              APPROPRIATED DEBT (0.3%)
      9,810   Sports & Exhibition Auth. of Pittsburgh &
               Allegheny County (INS) (LIQ)                          0.45        11/01/2039          9,810
                                                                                                 ----------
              MULTIFAMILY HOUSING (0.2%)
      7,175   Florida Housing Finance Corp.
               (LOC - SunTrust Bank)                                  0.25         6/01/2034          7,175
                                                                                                 ----------
              SALES TAX (0.1%)
      5,545   Arista Metropolitan District, Series 2006 B
               (LOC - Compass Bank)                                   0.55        12/01/2030          5,545
                                                                                                 ----------
              Total Municipal Bonds                                                                  22,530
                                                                                                 ----------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
     15,200   Indiana Dev. Finance Auth.                              0.27        12/01/2038         15,200
     15,550   Indiana Dev. Finance Auth.                              0.30        12/01/2038         15,550
                                                                                                 ----------
                                                                                                     30,750
                                                                                                 ----------
              Total Utilities                                                                        30,750
                                                                                                 ----------
              Total Variable-Rate Demand Notes                                                      134,860
                                                                                                 ----------

-----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
  2,995,472   State Street Institutional Liquid Reserves Fund Premier Class, 0.11% (l)                2,995
                                                                                                 ----------
              Total Money Market Instruments (cost: $246,052)                                       246,055
                                                                                                 ----------
              TOTAL INVESTMENTS (COST: $4,094,391)                                               $4,113,624
                                                                                                 ==========

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                         QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                     IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS               INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $      -           $1,873,970         $     -      $1,873,970
  Eurodollar and Yankee Obligations                  -              648,734               -         648,734
  Asset-Backed Securities                            -              387,093          14,981         402,074
  Collateralized Mortgage Obligations                -                4,070               -           4,070
  Commercial Mortgage Securities                     -              352,487               -         352,487
  U.S. Government Agency Issues                      -               79,902               -          79,902
  U.S. Treasury Securities                     269,723                    -               -         269,723
  Municipal Bonds                                    -              231,501               -         231,501

Equity Securities:
  Preferred Stocks                                   -                5,108               -           5,108

Money Market Instruments:
  Commercial Paper                                   -              108,200               -         108,200
  Variable-Rate Demand Notes                         -              134,860               -         134,860
  Money Market Funds                             2,995                    -               -           2,995
-----------------------------------------------------------------------------------------------------------
Total                                         $272,718           $3,825,925         $14,981      $4,113,624
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------------
                                                             ASSET-BACKED                COMMERCIAL MORTGAGE
                                                               SECURITIES                        SECURITIES
-----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                       $     -                           $ 6,000
Purchases                                                          15,000                                 -
Sales                                                                   -                                 -
Transfers into Level 3                                                  -                                 -
Transfers out of Level 3                                                -                            (6,000)
Net realized gain (loss) on investments                                 -                                 -
Change in net unrealized appreciation/(depreciation)
  of investments                                                      (19)                                -
-----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                       $14,981                           $     -
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, commercial mortgage securities with a fair value of $6,000,000 were transferred from Level 3 to Level 2 as a result of these securities being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.6% of net assets at July 31, 2015.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

    principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

                                        NOTES TO PORTFOLIO OF INVESTMENTS |   47

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CCD    Community College District

    CLO    Collateralized Loan Obligation

    EDA    Economic Development Authority

    ETM    Escrowed to final maturity

    IDA    Industrial Development Authority/Agency

    MTA    Metropolitan Transportation Authority

    REIT   Real estate investment trust

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Bank, N.A.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty
           Municipal Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

o SPECIFIC NOTES

    (a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Restricted security that is not registered under the Securities
        Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2015.

    (d) At July 31, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $8,020,000, which included when-issued securities of $5,016,000.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) At July 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (g) Security was fair valued at July 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

        all such securities was $14,981,000, which represented 0.4% of the Fund's net assets.

    (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2015, was $40,346,000, which represented 1.0% of the Fund's net assets.

    (i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie
        Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal
        Home Loan Mortgage Corporation or FHLMC) and Fannie Mae
        (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (j) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

        Securities Act of 1933, as amended (Section 4(2) Commercial
        Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (l) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $4,094,391)            $4,113,624
   Cash                                                                               91
   Receivables:
       Capital shares sold                                                         5,444
       USAA Transfer Agency Company (Note 6D)                                          1
       Interest                                                                   25,161
       Securities sold                                                                 9
                                                                              ----------
           Total assets                                                        4,144,330
                                                                              ----------
LIABILITIES
   Payables:
       Securities purchased                                                       63,522
       Capital shares redeemed                                                     4,203
       Dividends on capital shares                                                   253
   Variation margin on futures contracts                                               2
   Accrued management fees                                                           944
   Accrued transfer agent's fees                                                     154
   Other accrued expenses and payables                                               255
                                                                              ----------
           Total liabilities                                                      69,333
                                                                              ----------
               Net assets applicable to capital shares outstanding            $4,074,997
                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $4,056,200
  Overdistribution of net investment income                                          (52)
  Accumulated net realized loss on investments and futures transactions             (384)
  Net unrealized appreciation of investments                                      19,233
                                                                              ----------
               Net assets applicable to capital shares outstanding            $4,074,997
                                                                              ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,823,922/199,273 shares outstanding)       $     9.15
                                                                              ==========
      Institutional Shares (net assets of $2,237,771/244,569
          shares outstanding)                                                 $     9.15
                                                                              ==========
      Adviser Shares (net assets of $13,304/1,454 shares outstanding)         $     9.15
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                    $    394
   Interest income                                                                87,284
                                                                                --------
     Total income                                                                 87,678
                                                                                --------
EXPENSES
   Management fees                                                                10,693
   Administration and servicing fees:
     Fund Shares                                                                   2,613
     Institutional Shares                                                          2,111
     Adviser Shares                                                                   22
   Transfer agent's fees:
     Fund Shares                                                                   2,629
     Institutional Shares                                                          2,111
     Adviser Shares                                                                    7
   Distribution and service fees (Note 6E):
     Adviser Shares                                                                   36
   Custody and accounting fees:
     Fund Shares                                                                     236
     Institutional Shares                                                            274
     Adviser Shares                                                                    2
   Postage:
     Fund Shares                                                                     121
     Institutional Shares                                                            152
     Adviser Shares                                                                    1
   Shareholder reporting fees:
     Fund Shares                                                                      49
     Institutional Shares                                                             33
   Trustees' fees                                                                     26
   Registration fees:
     Fund Shares                                                                      78
     Institutional Shares                                                             90
     Adviser Shares                                                                   19
   Professional fees                                                                 189
   Other                                                                              52
                                                                                --------
       Total expenses                                                             21,544
                                                                                --------
NET INVESTMENT INCOME                                                             66,134
                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized gain (loss) on:
     Unaffiliated transactions                                                       920
     Affiliated transactions (Note 8)                                                (88)
     Futures transactions                                                         (1,219)
   Change in net unrealized appreciation/(depreciation) of:
     Investments                                                                 (31,394)
     Futures contracts                                                               (49)
                                                                                --------
       Net realized and unrealized loss                                          (31,830)
                                                                                --------
   Increase in net assets resulting from operations                             $ 34,304
                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

------------------------------------------------------------------------------------------------------
                                                                                2015              2014
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                                 $   66,134        $   65,521
    Net realized gain on investments                                             832             2,466
    Net realized loss on futures transactions                                 (1,219)             (515)
    Change in net unrealized appreciation/(depreciation) of:
         Investments                                                         (31,394)           13,872
         Futures contracts                                                       (49)              227
                                                                          ----------------------------
         Increase in net assets resulting from operations                     34,304            81,571
                                                                          ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
         Fund Shares                                                         (28,728)         (30,051)
         Institutional Shares                                                (37,207)         (35,038)
         Adviser Shares                                                         (205)            (197)
                                                                          ----------------------------
              Total distributions of net investment income                   (66,140)         (65,286)
                                                                          ----------------------------
    Net realized gains:
         Fund Shares                                                            (848)                -
         Institutional Shares                                                 (1,033)                -
         Adviser Shares                                                           (7)                -
                                                                          ----------------------------
              Total distributions of net realized gains                       (1,888)                -
                                                                          ----------------------------
         Distributions to shareholders                                       (68,028)          (65,286)
                                                                          ----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
    Fund Shares                                                              156,175            17,912
    Institutional Shares                                                     278,763           271,106
    Adviser Shares                                                               374             3,123
                                                                          ----------------------------
         Total net increase in net assets from
              capital share transactions                                     435,312           292,141
                                                                          ----------------------------
    Capital contribution from USAA Transfer Agency
         Company (Note 6D):
         Fund Shares                                                               1                 2
                                                                          ----------------------------
    Net increase in net assets                                               401,589           308,428

NET ASSETS
    Beginning of year                                                      3,673,408         3,364,980
                                                                          ----------------------------
    End of year                                                           $4,074,997        $3,673,408
                                                                          ============================
Accumulated undistributed (overdistribution of ) net investment income:
    End of year                                                           $      (52)       $        6
                                                                          ============================

See accompanying notes to financial statements.

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

        asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

        be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

        credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in
    Note 1A3. Additionally, certain bonds, valued based on methods discussed in
    Note 1A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are valued at the quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at July 31, 2015, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

    unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2015
    (IN THOUSANDS)

                                                                                 CHANGE IN
                                                                                 UNREALIZED
    DERIVATIVES NOT                                             REALIZED         APPRECIATION
    ACCOUNTED FOR AS              STATEMENT OF                  LOSS ON          (DEPRECIATION)
    HEDGING INSTRUMENTS           OPERATIONS LOCATION           DERIVATIVES      ON DERIVATIVES
    -------------------------------------------------------------------------------------------
    Interest rate contracts       Net realized gain (loss)        $(1,219)             $(49)
                                  on futures transactions/
                                  Change in net unrealized
                                  appreciation (depreciation)
                                  of futures contracts
    -------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,981,000; which included when-issued securities of $4,996,000.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $19,000, which represents 5.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for pay-down gains and losses, distributions, and additional adjustments resulted in reclassifications to the Statement of Assets and Liabilities to decrease overdistribution of net investment income and accumulated net realized loss on investments by $52,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                   2015                  2014
                                               ---------------------------------
Ordinary income*                               $66,140,000           $65,286,000
Long-term realized capital gain                  1,888,000                     -
                                               -----------           -----------
  Total distributions paid                     $68,028,000           $65,286,000
                                               ===========           ===========

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                      $   206,000
Accumulated capital and other losses                                   (436,000)
Unrealized appreciation of investments                               19,279,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on hybrid interest accrual adjustments.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had net capital loss carryforwards of $436,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                      ----------------------------------------
                                   TAX CHARACTER
                      ----------------------------------------
                      (NO EXPIRATION)                BALANCE
                      ---------------              -----------
                       Short-Term                    $436,000

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $1,712,976,000 and $1,105,829,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $4,094,340,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $31,658,000 and $12,374,000, respectively, resulting in net unrealized appreciation of $19,284,000.

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                             YEAR ENDED                       YEAR ENDED
                                           JULY 31, 2015                    JULY 31, 2014
    -------------------------------------------------------------------------------------------
                                      SHARES          AMOUNT           SHARES           AMOUNT
    -------------------------------------------------------------------------------------------
    FUND SHARES:
    Shares sold                       69,188        $ 636,443          54,064         $ 498,272
    Shares issued from
     reinvested dividends              3,103           28,536           3,136            28,908
    Shares redeemed                  (55,335)        (508,804)        (55,291)         (509,268)
                                     ----------------------------------------------------------
    Net increase from capital
     share transactions               16,956        $ 156,175           1,909         $  17,912
                                      =========================================================
    INSTITUTIONAL SHARES:
    Shares sold                       68,153        $ 626,637          65,852         $ 606,825
    Shares issued from
     reinvested dividends              3,884           35,703           3,677            33,900
    Shares redeemed                  (41,724)        (383,577)        (40,155)         (369,619)
                                     ----------------------------------------------------------
    Net increase from capital
     share transactions               30,313        $ 278,763          29,374         $ 271,106
                                      =========================================================
    ADVISER SHARES:
    Shares sold                          517        $   4,766             723         $   6,660
    Shares issued from
     reinvested dividends                 14              130              10                89
    Shares redeemed                     (492)          (4,522)           (393)           (3,626)
                                     ----------------------------------------------------------
    Net increase from capital
     share transactions                   39        $     374             340         $   3,123
                                      =========================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended July 31, 2015, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Short Investment Grade Funds Index. The Lipper Short Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE
     RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
     (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
     ------------------------------------------------------------------
     +/- 20 to 50                                +/- 4
     +/- 51 to 100                               +/- 5
     +/- 101 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $10,693,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $733,000, $676,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.03%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,613,000, $2,111,000, and $22,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $109,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the year ended July 31, 2015, the Fund did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended
    July 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,629,000, $2,111,000, and $7,000, respectively. Additionally, for the year ended
    July 31, 2015, the Fund Shares recorded a receivable from SAS of $1,000 for adjustments related to corrections to shareholder transactions.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $36,000.

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative                                            0.8
USAA Target Retirement Income                                            2.0
USAA Target Retirement 2020                                              1.9
USAA Target Retirement 2030                                              0.6
USAA Target Retirement 2040                                              0.0*
USAA Target Retirement 2060                                              0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United States Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2015, USAA and its affiliates owned 542,000 shares which represent 37.3% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                    NET REALIZED
                                                       COST TO       GAIN/(LOSS)
SELLER                             PURCHASER          PURCHASER      TO SELLER
--------------------------------------------------------------------------------
USAA Intermediate-Term Bond   USAA Short-Term Bond   $12,859,000     $716,000
USAA Income                   USAA Short-Term Bond    21,268,000      875,000
USAA Real Return              USAA Short-Term Bond     1,048,000       46,000
USAA High Income              USAA Short-Term Bond     7,652,000      614,000
USAA Short-Term Bond          USAA Income             24,894,000      (88,000)

================================================================================

70  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED JULY 31,
                            -----------------------------------------------------------------------------------
                                  2015                2014                2013             2012            2011
                            -----------------------------------------------------------------------------------
Net asset value at
 beginning of period        $     9.23          $     9.19          $     9.24       $     9.20      $     9.21
                            -----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .15                 .17                 .20              .25             .27
 Net realized and
  unrealized gain (loss)          (.08)                .04                (.05)             .04            (.01)
                            -----------------------------------------------------------------------------------
Total from investment
 operations                        .07                 .21                 .15              .29             .26
                            -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.15)               (.17)               (.20)            (.25)           (.27)
                                  (.00)(b)                                (.00)(b)
 Realized capital gains                                  -                                    -               -
                            -----------------------------------------------------------------------------------
Total distributions               (.15)               (.17)               (.20)            (.25)           (.27)
                            -----------------------------------------------------------------------------------
Net asset value at
 end of period              $     9.15          $     9.23          $     9.19       $     9.24      $     9.20
                            ===================================================================================
Total return (%)*                  .83                2.28                1.61             3.21            2.85
Net assets at end
 of period (000)            $1,823,922          $1,683,052          $1,657,261       $2,246,096      $1,978,161
Ratios to average
 net assets:**
 Expenses (%)(a)                   .62                 .63                 .64              .63             .62
 Net investment income (%)        1.65                1.83                2.14             2.73            2.92
Portfolio turnover (%)              31                  28                  25               36              26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $1,742,706,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -                (.00%)(+)           (.00%)(+)        (.00%)(+)       (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED JULY 31,
                             -------------------------------------------------------------------------------
                                   2015             2014             2013             2012              2011
                             -------------------------------------------------------------------------------
Net asset value at
 beginning of period         $     9.23       $     9.18       $     9.24         $   9.20          $   9.21
                             -------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .16              .18              .21              .26              .29
 Net realized and
   unrealized gain (loss)          (.08)             .05             (.06)             .04              (.01)
                             -------------------------------------------------------------------------------
Total from
 investment operations              .08              .23              .15              .30              .28
                             -------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.16)            (.18)            (.21)            (.26)             (.29)
                                   (.00)(c)                          (.00)(c)
 Realized capital gains                                -                                 -                -
                             -------------------------------------------------------------------------------
Total distributions                (.16)            (.18)            (.21)            (.26)             (.29)
                             -------------------------------------------------------------------------------
Net asset value at
  end of period              $     9.15       $     9.23       $     9.18         $   9.24          $   9.20
                             ===============================================================================
Total return (%)*                   .95             2.54             1.66             3.37              3.09
Net assets at end
 of period (000)             $2,237,771       $1,977,300       $1,697,847         $369,557          $118,103
Ratios to average
 net assets:**
 Expenses (%)(a)                    .50              .49              .48              .49               .39(b)
 Net investment income (%)         1.76             1.96             2.24             2.82              3.15
Portfolio turnover (%)               31               28               25               36                26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $2,112,397,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -             (.00%)(+)        (.00%)(+)        (.00%)(+)         (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to 0.41% of the Institutional Shares' average net assets.
(c) Represents less than $0.01 per share.

================================================================================

72  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                   PERIOD ENDED
                                               YEAR ENDED JULY 31,                                     JULY 31,
                                 ------------------------------------------------------------------------------
                                   2015             2014             2013             2012              2011***
                                 ------------------------------------------------------------------------------
Net asset value at
 beginning of period             $ 9.23          $  9.19           $ 9.24           $ 9.20            $ 9.21
                                 ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .13              .15              .17              .23               .24
 Net realized and
  unrealized gain (loss)           (.08)             .04             (.05)             .04              (.01)
                                 ---------------------------------------------------------------------------
Total from investment
 operations                         .05              .19              .12              .27               .23
Less distributions from:
 Net investment income             (.13)            (.15)            (.17)            (.23)             (.24)
 Realized capital gains            (.00)(d)            -             (.00)(d)            -                 -
                                 ---------------------------------------------------------------------------
Total distributions                (.13)            (.15)            (.17)            (.23)             (.24)
                                 ---------------------------------------------------------------------------
Net asset value at
 end of period                  $  9.15          $  9.23           $ 9.19           $ 9.24            $ 9.20
                                ============================================================================
Total return (%)*                   .59             2.07             1.35             2.94              2.55
Net assets at end
 of period (000)                $13,304          $13,056           $9,872           $6,992            $5,583
Ratios to average
 net assets:**
 Expenses (%)(a)                    .85(c)           .84              .90              .90               .90(b)
 Expenses, excluding
  reimbursements (%)(a)             .85              .84             1.01             1.11              1.65(b)
 Net investment income (%)         1.41             1.62             1.85             2.46              2.64(b)
Portfolio turnover (%)               31               28               25               36                26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $14,499,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -             (.00%)(+)        (.00%)(+)        (.00%)(+)         (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser
    Shares to 0.90% of the Adviser Shares' average net assets.
(d) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

74  | USAA SHORT-TERM BOND FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING             DURING PERIOD*
                                        ACCOUNT VALUE           ACCOUNT VALUE        FEBRUARY 1, 2015 -
                                       FEBRUARY 1, 2015         JULY 31, 2015          JULY 31, 2015
                                       ----------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00               $1,002.80                $3.03

Hypothetical
 (5% return before expenses)               1,000.00                1,021.77                 3.06

INSTITUTIONAL SHARES
Actual                                     1,000.00                1,003.30                 2.53

Hypothetical
 (5% return before expenses)               1,000.00                1,022.27                 2.56

ADVISER SHARES
Actual                                     1,000.00                1,001.70                 4.22

Hypothetical
 (5% return before expenses)               1,000.00                1,020.58                 4.26

*Expenses are equal to the annualized expense ratio of 0.61% for Fund Shares, 0.51% for Institutional Shares, and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.28% for Fund Shares, 0.33% for Institutional Shares, and 0.17% for Adviser Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  75

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information

================================================================================

76  | USAA SHORT-TERM BOND FUND

================================================================================

concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for

================================================================================

                                                     ADVISORY AGREEMENT(S) |  77

================================================================================

monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe).

Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board took into account the various services provided to the Fund by the

================================================================================

78  | USAA SHORT-TERM BOND FUND

================================================================================

Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 5% of its performance universe for the one-year period ended December 31, 2014, was in the top 25% of its performance universe for the three-year period ended December 31, 2014, and was in the top 20% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  79

================================================================================

The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

80  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  81

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

82  | USAA SHORT-TERM BOND FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

84  | USAA SHORT-TERM BOND FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee.
  (3) Member of Audit and Compliance Committee.
  (4) Member of Product Management and Distribution Committee.
  (5) Member of Corporate Governance Committee.
  (6) Member of Investments Committee.
  (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
  (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
  (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  85

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

86  | USAA SHORT-TERM BOND FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  87

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

88  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         We know what it means to serve.(R)
   =============================================================================
   23425-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA VALUE FUND]

 ========================================================

     ANNUAL REPORT
     USAA VALUE FUND
     FUND SHARES o  INSTITUTIONAL SHARES o ADVISER SHARES
     JULY 31, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            13

    Report of Independent Registered
      Public Accounting Firm                                                 14

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        22

    Financial Statements                                                     23

    Notes to Financial Statements                                            26

EXPENSE EXAMPLE                                                              42

ADVISORY AGREEMENT(S)                                                        44

TRUSTEES' AND OFFICERS' INFORMATION                                          52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209380-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA VALUE FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, LLC

    MARK GIAMBRONE                                JAMES S. McCLURE, CFA
    JEFF G. FAHRENBRUCH, CFA                      JOHN P. HARLOE, CFA
    DAVID W. GANUCHEAU, CFA                       LEWIS ROPP
    TIMOTHY J. CULLER, CFA                        CORY L. MARTIN

--------------------------------------------------------------------------------

o   PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

    Stocks finished higher for the reporting period, but with considerable volatility along the way. As the reporting period opened, geopolitical risks were at the forefront, with the ongoing Russia-Ukraine conflict, the Israeli military launching actions in Gaza, and a militant Islamic fundamentalist group controlling territory in Iraq and Syria. On the economic front, fears of outright deflation in major regions, most notably Europe and Japan, added to concerns about the impact on global growth of China's efforts to reform and restructure its economy. The United States stood as the principal bright spot globally, as incoming data confirmed that the winter's lull in economic activity had been largely weather-driven. With U.S. inflation subdued and employment remaining below historical norms, the Federal Reserve (the Fed) indicated it was in no rush to raise short-term interest rates, further supporting the domestic growth outlook.

    Market jitters over increasing signs of possible global deflation and speculation about the impact of an improving U.S. employment rate on federal policy caused stock prices to decline in October 2014, before resuming their upward trend. The biggest story in late 2014 was a drop in oil prices, likely attributable to an outlook of weakened global demand and continued strong supply. Russia, highly dependent on oil revenues

================================================================================

2  | USAA VALUE FUND

================================================================================

    and already laboring under sanctions imposed in response to events in Ukraine, saw the value of the ruble decline relative to other key currencies, adding to geopolitical uncertainty. Against this backdrop, investors favored U.S. dollar-denominated assets, helping to keep U.S. interest rates low. Energy-related stocks suffered significant declines, while other areas of the market benefited from the anticipated positive impact of lower energy prices on U.S. consumers.

    Stocks increased in February 2015, as oil prices stabilized and the prospect of European Central Bank sovereign bond purchases to avert eurozone deflation bolstered investor sentiment. During the remainder of the reporting period, equity securities essentially traded within a band, as investors monitored U.S. growth for indications of the potential timing of an increase in the federal interest rate by the Fed and supportive action by global central banks was countered by growing concerns over Greece's ability to stay in the euro.

o   HOW DID THE USAA VALUE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the reporting period ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 7.47%, 7.57%, and 7.22%, respectively. This compares to returns of 6.23% for the Russell 3000(R) Value Index (the Index) and 6.21% for the Lipper Multi-Cap Value Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser.
    As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE RELATIVE TO THE INDEX DURING THE REPORTING PERIOD?

    In broad terms, the Fund has been positioned for some time to benefit from gradual economic improvement and an accompanying rise in market interest rate levels. For the reporting period, stock selection within the consumer discretionary sector was the leading contributor to the Fund's performance versus the benchmark, followed closely by an underweight position in the energy sector. The Fund's materials and health care exposures also added to relative performance. Selection within the financials sector, where the Fund had a focus on lenders positioned to benefit from a rise in interest rate levels and an underweight position to Real Estate Investment Trusts (REITs) based on valuation concerns, detracted from the Fund's performance.

    The leading positive contributor to the Fund's performance was a position in retailer Target Corp. (Target) within the consumer discretionary sector. Target's results had suffered from a weak 2014 retail environment and costs associated with its expansion into Canada, as well as negative sentiment over a breach of credit card data privacy for customers in its stores. The Fund added to its position in Target, based on the view that Target has historically been a strong performing retailer and that its stock had been impacted by short-term issues. Target's shares rebounded over the reporting period on an improved consumer outlook driven by a stronger economy, continued low interest rates, and lower energy costs. Within consumer staples, holdings of Lorillard, Inc. outperformed, as the company was acquired by Reynolds American, Inc. Another standout contributor to returns was Teva Pharmaceutical Industries Ltd. ADR (Teva) within health care, which saw its shares rise in the wake of an acquisition, which promised to add immediately to earnings per share. Both Teva's generic and branded drug product lines have shown good results, as patent expirations have proven less detrimental to earnings than the market had originally anticipated. Finally, the Fund's position in pharmaceutical services provider OmniCare, Inc.* contributed to returns, as the company was acquired by CVS Health.

*OmniCare, Inc. was sold out of the Fund prior to July 31, 2015.

================================================================================

4  | USAA VALUE FUND

================================================================================

    While the Fund's performance benefited from underweight exposure to the energy sector, two of the biggest individual detractors for the reporting period came from within that sector. Specifically, positions in offshore driller SeaDrill Ltd. and integrated oil and gas company BP plc ADR experienced especially significant declines as the drop in oil prices impacted the outlook for the energy sector. Another leading detractor was Joy Global, Inc., a global supplier of equipment used in the extraction of commodities. The near-term outlook for the company has suffered from the global decline in commodity prices. Finally, while the Fund's selection was generally strong within the consumer discretionary sector, a position in SeaWorld Entertainment, Inc. detracted from performance, as the company's results have suffered from negative press generated by animal rights activists, as well as from increased competition from other amusement parks in the Florida market.

    The Fund continues to be positioned overall for an improving economic backdrop and rising interest rates, favoring less expensive companies in more economically sensitive sectors such as consumer discretionary, industrials, and health care. Conversely, the Fund has sought to avoid overpaying for stocks in the utilities sector, REITs and other dividend-oriented stocks. BHMS will continue to focus on broad measures of valuation, including low payout ratios and solid earnings prospects that together suggest the potential for long-term growth in dividends.

    Thank you for your continued investment in the Fund.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems. o Investing in REITs has some of the same risks associated with the direct ownership of real estate.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (FUND SHARES) (Ticker Symbol: UVALX)


--------------------------------------------------------------------------------
                                        7/31/15                    7/31/14
--------------------------------------------------------------------------------

Net Assets                           $960.9 Million              $844.1 Million
Net Asset Value Per Share                $20.50                      $20.00


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                          5 YEARS                             10 YEARS

  7.47%                            14.44%                               6.98%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      1.11%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA VALUE FUND

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA VALUE         RUSSELL 3000           LIPPER MULTI-CAP
                 FUND SHARES        VALUE INDEX            VALUE FUNDS INDEX
 7/31/2005      $ 10,000.00         $ 10,000.00              $ 10,000.00
 8/31/2005         9,888.89            9,939.78                 9,925.30
 9/30/2005         9,977.78           10,065.46                10,008.59
10/31/2005         9,651.85            9,810.08                 9,763.25
11/30/2005         9,888.89           10,139.23                10,091.23
12/31/2005        10,018.14           10,187.62                10,185.53
 1/31/2006        10,307.42           10,622.31                10,521.34
 2/28/2006        10,337.87           10,681.21                10,537.88
 3/31/2006        10,505.34           10,859.38                10,710.91
 4/30/2006        10,802.23           11,112.36                10,923.42
 5/31/2006        10,505.34           10,815.36                10,642.14
 6/30/2006        10,467.28           10,890.24                10,620.64
 7/31/2006        10,490.12           11,116.08                10,654.25
 8/31/2006        10,665.21           11,315.33                10,859.38
 9/30/2006        10,901.20           11,530.42                11,103.78
10/31/2006        11,220.92           11,926.81                11,495.16
11/30/2006        11,472.14           12,205.28                11,734.53
12/31/2006        11,684.00           12,463.85                11,924.24
 1/31/2007        11,880.17           12,625.72                12,126.70
 2/28/2007        11,793.86           12,432.69                11,919.35
 3/31/2007        12,013.57           12,621.07                12,020.80
 4/30/2007        12,413.76           13,057.00                12,514.59
 5/31/2007        12,915.96           13,528.68                12,992.98
 6/30/2007        12,696.25           13,212.77                12,762.86
 7/31/2007        12,092.04           12,558.11                12,170.93
 8/31/2007        12,154.81           12,707.86                12,195.26
 9/30/2007        12,421.61           13,113.52                12,517.42
10/31/2007        12,507.92           13,126.17                12,569.03
11/30/2007        12,052.80           12,457.30                11,931.92
12/31/2007        11,834.87           12,337.90                11,800.35
1/31/2008         11,401.68           11,842.78                11,228.42
2/29/2008         10,927.64           11,348.60                10,830.70
3/31/2008         10,518.97           11,283.18                10,614.68
4/30/2008         11,042.06           11,817.91                11,157.08
5/31/2008         11,303.60           11,831.95                11,357.07
6/30/2008         10,232.91           10,699.91                10,308.59
7/31/2008         10,175.70           10,706.28                10,194.91
8/31/2008         10,330.99           10,914.61                10,309.71
9/30/2008          9,513.66           10,136.78                 9,355.12
10/31/2008         7,805.45            8,358.64                 7,640.32
11/30/2008         7,225.15            7,729.15                 7,132.59
12/31/2008         7,564.97            7,865.22                 7,357.64
 1/31/2009         6,988.20            6,943.00                 6,725.85
 2/28/2009         6,118.85            6,012.42                 5,986.17
 3/31/2009         6,653.83            6,528.08                 6,507.17
 4/30/2009         7,414.51            7,254.71                 7,214.77
 5/31/2009         7,757.23            7,678.89                 7,645.75
 6/30/2009         7,832.46            7,625.33                 7,593.74
 7/31/2009         8,634.94            8,269.25                 8,216.38
 8/31/2009         9,011.10            8,698.54                 8,570.97
 9/30/2009         9,253.51            9,042.54                 8,915.70
10/31/2009         9,044.53            8,739.66                 8,692.46
11/30/2009         9,612.95            9,215.49                 9,078.87
12/31/2009         9,891.35            9,419.50                 9,313.80
 1/31/2010         9,688.27            9,153.68                 9,058.12
 2/28/2010        10,043.65            9,453.61                 9,351.97
 3/31/2010        10,644.41           10,083.14                 9,889.61
 4/30/2010        10,872.87           10,381.46                10,126.35
 5/31/2010         9,992.88            9,526.06                 9,282.64
 6/30/2010         9,307.51            8,964.90                 8,708.25
 7/31/2010        10,001.35            9,574.42                 9,305.20
 8/31/2010         9,392.13            9,140.32                 8,857.03
 9/30/2010        10,339.80            9,870.23                 9,625.25
10/31/2010        10,602.10           10,173.18                 9,951.64
11/30/2010        10,661.33           10,144.14                 9,907.70
12/31/2010        11,484.21           10,948.00                10,668.08
 1/31/2011        11,843.09           11,175.84                10,905.97
 2/28/2011        12,219.06           11,600.60                11,298.50
 3/31/2011        12,313.06           11,656.09                11,410.04
 4/30/2011        12,663.39           11,956.37                11,713.68
 5/31/2011        12,535.22           11,822.78                11,545.83
 6/30/2011        12,330.15           11,576.31                11,301.22
 7/31/2011        11,740.55           11,192.45                10,902.99
 8/31/2011        10,937.34           10,470.20                10,054.26
 9/30/2011        10,014.50            9,650.87                 9,096.69
10/31/2011        11,262.05           10,777.81                10,233.90
11/30/2011        11,279.14           10,724.66                10,166.82
12/31/2011        11,435.84           10,936.96                10,228.94
 1/31/2012        11,928.91           11,375.29                10,811.09
 2/29/2012        12,456.59           11,805.92                11,317.45
 3/31/2012        12,845.86           12,157.17                11,577.96
 4/30/2012        12,612.29           12,029.09                11,434.99
 5/31/2012        11,764.55           11,321.37                10,612.71
 6/30/2012        12,214.38           11,882.01                11,034.59
 7/31/2012        12,300.88           11,986.45                11,079.99
 8/31/2012        12,594.99           12,254.90                11,413.70
 9/30/2012        12,897.76           12,647.52                11,725.17
10/31/2012        12,837.21           12,578.10                11,682.20
11/30/2012        12,889.11           12,576.14                11,730.06
12/31/2012        13,094.34           12,856.16                11,991.78
 1/31/2013        13,796.92           13,686.45                12,761.95
 2/28/2013        13,972.57           13,879.83                12,923.28
 3/31/2013        14,569.76           14,431.85                13,469.50
 4/30/2013        14,824.44           14,632.11                13,639.02
 5/31/2013        15,377.73           15,012.26                14,092.37
 6/30/2013        15,272.34           14,885.39                13,911.75
 7/31/2013        16,133.00           15,701.06                14,686.63
 8/31/2013        15,641.19           15,097.66                14,239.85
 9/30/2013        16,229.60           15,514.60                14,724.01
10/31/2013        16,826.80           16,179.91                15,362.80
11/30/2013        17,432.77           16,645.64                15,792.80
12/31/2013        17,788.53           17,058.49                16,163.05
 1/31/2014        17,103.65           16,448.34                15,605.44
 2/28/2014        17,879.84           17,162.94                16,285.45
 3/31/2014        18,181.19           17,556.88                16,561.09
 4/30/2014        18,044.21           17,674.26                16,602.86
 5/31/2014        18,318.16           17,921.72                16,908.66
 6/30/2014        18,756.48           18,415.04                17,350.44
 7/31/2014        18,263.37           18,036.56                16,948.78
 8/31/2014        18,902.59           18,708.90                17,573.92
 9/30/2014        18,400.35           18,254.65                17,033.11
10/31/2014        18,866.06           18,729.59                17,334.28
11/30/2014        19,231.33           19,076.24                17,683.65
12/31/2014        19,283.22           19,224.21                17,761.41
 1/31/2015        18,565.13           18,453.21                17,178.81
 2/28/2015        19,733.23           19,343.33                18,129.89
 3/31/2015        19,541.74           19,125.69                17,983.39
 4/30/2015        19,694.93           19,257.69                18,115.84
 5/31/2015        20,001.32           19,483.53                18,335.07
 6/30/2015        19,714.08           19,126.26                17,980.91
 7/31/2015        19,627.91           19,159.67                18,000.71

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000(R) Value indexes.

o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA VALUE FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol:
UIVAX)


--------------------------------------------------------------------------------
                                        7/31/15                     7/31/14
--------------------------------------------------------------------------------

Net Assets                           $300.0 Million              $330.1 Million
Net Asset Value Per Share                $20.49                       $20.00


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                        5 YEARS                SINCE INCEPTION 8/01/08

  7.57%                          14.62%                          10.06%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

8  | USAA VALUE FUND

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA VALUE FUND       RUSSELL 3000       LIPPER MULTI-CAP
                   INSTITUTIONAL SHARES    VALUE INDEX        VALUE FUNDS INDEX
 7/31/2008             $ 10,000.00         $ 10,000.00           $ 10,000.00
 8/31/2008               10,177.13           10,194.58             10,112.61
 9/30/2008                9,371.98            9,468.06              9,176.26
10/31/2008                7,689.21            7,807.23              7,494.25
11/30/2008                7,117.55            7,219.27              6,996.23
12/31/2008                7,454.67            7,346.36              7,216.98
 1/31/2009                6,885.67            6,484.98              6,597.26
 2/28/2009                6,036.30            5,615.78              5,871.72
 3/31/2009                6,555.82            6,097.43              6,382.76
 4/30/2009                7,306.24            6,776.13              7,076.84
 5/31/2009                7,644.34            7,172.32              7,499.57
 6/30/2009                7,726.80            7,122.29              7,448.56
 7/31/2009                8,518.44            7,723.74              8,059.30
 8/31/2009                8,897.78            8,124.71              8,407.11
 9/30/2009                9,136.92            8,446.01              8,745.24
10/31/2009                8,930.76            8,163.12              8,526.27
11/30/2009                9,499.76            8,607.55              8,905.29
12/31/2009                9,771.02            8,798.10              9,135.74
 1/31/2010                9,570.25            8,549.82              8,884.95
 2/28/2010                9,921.61            8,829.97              9,173.17
 3/31/2010               10,515.56            9,417.97              9,700.54
 4/30/2010               10,749.80            9,696.61              9,932.75
 5/31/2010                9,871.41            8,897.64              9,105.17
 6/30/2010                9,202.16            8,373.50              8,541.76
 7/31/2010                9,888.14            8,942.80              9,127.30
 8/31/2010                9,285.82            8,537.34              8,687.70
 9/30/2010               10,231.13            9,219.10              9,441.23
10/31/2010               10,490.47            9,502.06              9,761.38
11/30/2010               10,557.39            9,474.94              9,718.28
12/31/2010               11,371.72           10,225.77             10,464.12
 1/31/2011               11,727.35           10,438.58             10,697.46
 2/28/2011               12,108.38           10,835.32             11,082.49
 3/31/2011               12,201.53           10,887.14             11,191.90
 4/30/2011               12,548.69           11,167.62             11,489.74
 5/31/2011               12,421.68           11,042.85             11,325.09
 6/30/2011               12,218.46           10,812.63             11,085.16
 7/31/2011               11,642.68           10,454.09             10,694.55
 8/31/2011               10,846.74            9,779.49              9,862.04
 9/30/2011                9,932.26            9,014.21              8,922.77
10/31/2011               11,168.50           10,066.81             10,038.25
11/30/2011               11,185.44           10,017.17              9,972.45
12/31/2011               11,350.72           10,215.45             10,033.37
 1/31/2012               11,840.49           10,624.87             10,604.40
 2/29/2012               12,364.63           11,027.09             11,101.08
 3/31/2012               12,751.30           11,355.17             11,356.60
 4/30/2012               12,519.30           11,235.54             11,216.37
 5/31/2012               11,685.82           10,574.51             10,409.81
 6/30/2012               12,124.04           11,098.16             10,823.63
 7/31/2012               12,218.56           11,195.72             10,868.15
 8/31/2012               12,510.71           11,446.46             11,195.49
 9/30/2012               12,811.44           11,813.17             11,501.00
10/31/2012               12,751.30           11,748.33             11,458.85
11/30/2012               12,802.85           11,746.51             11,505.80
12/31/2012               13,012.21           12,008.05             11,762.52
 1/31/2013               13,711.32           12,783.57             12,517.96
 2/28/2013               13,886.10           12,964.19             12,676.21
 3/31/2013               14,480.35           13,479.79             13,211.98
 4/30/2013               14,733.77           13,666.84             13,378.26
 5/31/2013               15,293.06           14,021.92             13,822.94
 6/30/2013               15,179.46           13,903.41             13,645.77
 7/31/2013               16,044.61           14,665.28             14,405.84
 8/31/2013               15,546.49           14,101.68             13,967.60
 9/30/2013               16,140.74           14,491.12             14,442.51
10/31/2013               16,734.98           15,112.54             15,069.08
11/30/2013               17,337.97           15,547.54             15,490.86
12/31/2013               17,702.51           15,933.16             15,854.03
 1/31/2014               17,011.50           15,363.26             15,307.09
 2/28/2014               17,784.34           16,030.71             15,974.09
 3/31/2014               18,093.47           16,398.67             16,244.46
 4/30/2014               17,957.09           16,508.30             16,285.44
 5/31/2014               18,229.86           16,739.45             16,585.39
 6/30/2014               18,666.28           17,200.22             17,018.72
 7/31/2014               18,184.40           16,846.71             16,624.74
 8/31/2014               18,811.76           17,474.70             17,237.94
 9/30/2014               18,320.78           17,050.41             16,707.46
10/31/2014               18,784.48           17,494.02             17,002.88
11/30/2014               19,148.17           17,817.80             17,345.56
12/31/2014               19,198.70           17,956.00             17,421.83
 1/31/2015               18,492.23           17,235.87             16,850.38
 2/28/2015               19,656.94           18,067.27             17,783.27
 3/31/2015               19,466.01           17,863.98             17,639.58
 4/30/2015               19,618.76           17,987.28             17,769.50
 5/31/2015               19,933.80           18,198.22             17,984.54
 6/30/2015               19,637.85           17,864.52             17,637.14
 7/31/2015               19,561.47           17,895.73             17,656.56

                                   [END CHART]

                         Data from 7/31/08 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA VALUE FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAVAX)


--------------------------------------------------------------------------------
                                        7/31/15                    7/31/14
--------------------------------------------------------------------------------

Net Assets                           $9.3 Million                $8.9 Million
Net Asset Value Per Share               $20.43                      $19.94


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                                               SINCE INCEPTION 8/01/10

  7.22%                                                          13.53%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      1.35%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

10  | USAA VALUE FUND

================================================================================

                  o CUMULATIVE PERFORMANCE COMPARISON o

              [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               RUSSELL 3000      LIPPER MULTI-CAP        USAA VALUE FUND
               VALUE INDEX      VALUE FUNDS INDEX         ADVISER SHARES
 7/31/2010     $ 10,000.00       $ 10,000.00               $ 10,000.00
 8/31/2010        9,546.60          9,518.37                  9,188.07
 9/30/2010       10,308.96         10,343.94                 10,115.99
10/31/2010       10,625.37         10,694.71                 10,364.54
11/30/2010       10,595.04         10,647.48                 10,422.54
12/31/2010       11,434.64         11,464.64                 11,223.33
 1/31/2011       11,672.60         11,720.29                 11,565.96
 2/28/2011       12,116.24         12,142.13                 11,933.66
 3/31/2011       12,174.19         12,262.00                 12,017.23
 4/30/2011       12,487.83         12,588.32                 12,351.51
 5/31/2011       12,348.30         12,407.93                 12,217.80
 6/30/2011       12,090.87         12,145.05                 12,017.23
 7/31/2011       11,689.95         11,717.09                 11,432.25
 8/31/2011       10,935.60         10,804.98                 10,655.06
 9/30/2011       10,079.84          9,775.91                  9,744.15
10/31/2011       11,256.88         10,998.04                 10,955.91
11/30/2011       11,201.37         10,925.95                 10,964.26
12/31/2011       11,423.10         10,992.71                 11,111.07
 1/31/2012       11,880.92         11,618.33                 11,590.87
 2/29/2012       12,330.68         12,162.50                 12,095.92
 3/31/2012       12,697.55         12,442.46                 12,466.29
 4/30/2012       12,563.77         12,288.82                 12,239.02
 5/31/2012       11,824.60         11,405.14                 11,414.10
 6/30/2012       12,410.16         11,858.52                 11,843.39
 7/31/2012       12,519.25         11,907.30                 11,919.15
 8/31/2012       12,799.63         12,265.94                 12,196.93
 9/30/2012       13,209.69         12,600.66                 12,483.12
10/31/2012       13,137.19         12,554.48                 12,424.20
11/30/2012       13,135.15         12,605.92                 12,466.29
12/31/2012       13,427.61         12,887.18                 12,666.85
 1/31/2013       14,294.80         13,714.86                 13,339.35
 2/28/2013       14,496.78         13,888.23                 13,509.60
 3/31/2013       15,073.34         14,475.24                 14,079.95
 4/30/2013       15,282.50         14,657.41                 14,318.30
 5/31/2013       15,679.55         15,144.61                 14,846.09
 6/30/2013       15,547.04         14,950.50                 14,735.42
 7/31/2013       16,398.96         15,783.25                 15,569.66
 8/31/2013       15,768.74         15,303.11                 15,084.44
 9/30/2013       16,204.22         15,823.42                 15,654.79
10/31/2013       16,899.10         16,509.90                 16,216.63
11/30/2013       17,385.53         16,972.01                 16,795.49
12/31/2013       17,816.73         17,369.90                 17,142.69
 1/31/2014       17,179.46         16,770.66                 16,472.50
 2/28/2014       17,925.82         17,501.45                 17,213.23
 3/31/2014       18,337.28         17,797.66                 17,513.06
 4/30/2014       18,459.87         17,842.56                 17,371.96
 5/31/2014       18,718.34         18,171.19                 17,636.51
 6/30/2014       19,233.58         18,645.95                 18,059.79
 7/31/2014       18,838.28         18,214.30                 17,583.60
 8/31/2014       19,540.51         18,886.13                 18,192.06
 9/30/2014       19,066.06         18,304.94                 17,707.06
10/31/2014       19,562.11         18,628.59                 18,147.97
11/30/2014       19,924.17         19,004.04                 18,500.70
12/31/2014       20,078.71         19,087.61                 18,538.89
 1/31/2015       19,273.44         18,461.52                 17,846.80
 2/28/2015       20,203.14         19,483.61                 18,972.60
 3/31/2015       19,975.81         19,326.17                 18,778.82
 4/30/2015       20,113.68         19,468.51                 18,917.24
 5/31/2015       20,349.56         19,704.11                 19,221.76
 6/30/2015       19,976.41         19,323.50                 18,935.69
 7/31/2015       20,011.31         19,344.79                 18,852.65

                                   [END CHART]

                         Data from 7/31/10 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Adviser Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                           o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

CRH plc ADR ............................................................   2.5%
Capital One Financial Corp. ............................................   2.2%
Wells Fargo & Co. ......................................................   2.2%
JPMorgan Chase & Co. ...................................................   2.1%
Medtronic plc ..........................................................   2.1%
Delphi Automotive plc ..................................................   2.0%
Pfizer, Inc. ...........................................................   2.0%
Microsoft Corp. ........................................................   1.9%
Sanofi ADR .............................................................   1.9%
Stanley Black & Decker, Inc. ...........................................   1.8%

                         o ASSET ALLOCATION - 7/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                22.8%
HEALTH CARE                                                               16.2%
INDUSTRIALS                                                               15.6%
CONSUMER DISCRETIONARY                                                    13.6%
INFORMATION TECHNOLOGY                                                    11.8%
CONSUMER STAPLES                                                           5.0%
ENERGY                                                                     5.0%
MATERIALS                                                                  4.0%
TELECOMMUNICATION SERVICES                                                 2.3%
UTILITIES                                                                  1.5%
MONEY MARKET INSTRUMENTS                                                   2.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 15-21.

================================================================================

12  | USAA VALUE FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

 DIVIDEND RECEIVED                 LONG-TERM
DEDUCTION (CORPORATE              CAPITAL GAIN                    QUALIFIED INTEREST
  SHAREHOLDERS)(1)               DISTRIBUTIONS(2)                       INCOME
------------------------------------------------------------------------------------
     98.84%                         $42,912,000                         $21,000
------------------------------------------------------------------------------------

(1)Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Value Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Value Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 16, 2015

================================================================================

14  | USAA VALUE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              COMMON STOCKS (97.8%)

              CONSUMER DISCRETIONARY (13.6%)
              ------------------------------
              APPAREL RETAIL (1.4%)
   148,400    L Brands, Inc.                                                              $   11,979
   100,443    Men's Wearhouse, Inc.                                                            5,978
                                                                                          ----------
                                                                                              17,957
                                                                                          ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   406,800    Hanesbrands, Inc.                                                               12,623
                                                                                          ----------
              AUTO PARTS & EQUIPMENT (3.8%)
   229,023    American Axle & Manufacturing Holdings, Inc.*                                    4,576
   334,643    Delphi Automotive plc                                                           26,129
   391,781    Johnson Controls, Inc.                                                          17,849
                                                                                          ----------
                                                                                              48,554
                                                                                          ----------
              AUTOMOBILE MANUFACTURERS (1.2%)
   994,321    Ford Motor Co.                                                                  14,746
                                                                                          ----------
              GENERAL MERCHANDISE STORES (1.2%)
   186,393    Target Corp.                                                                    15,256
                                                                                          ----------
              HOME FURNISHINGS (0.6%)
   106,600    Tempur Sealy International, Inc.*                                                8,054
                                                                                          ----------
              HOTELS, RESORTS & CRUISE LINES (2.5%)
   181,646    Carnival Corp.                                                                   9,680
   137,000    Norwegian Cruise Line Holdings Ltd.*                                             8,551
   155,000    Royal Caribbean Cruises Ltd.                                                    13,927
                                                                                          ----------
                                                                                              32,158
                                                                                          ----------
              HOUSEHOLD APPLIANCES (0.9%)
    65,247    Whirlpool Corp.                                                                 11,596
                                                                                          ----------
              LEISURE FACILITIES (0.4%)
   268,500    SeaWorld Entertainment, Inc.                                                     4,656
                                                                                          ----------
              PUBLISHING (0.3%)
    70,900    Meredith Corp.                                                                   3,398
                                                                                          ----------
              SPECIALTY STORES (0.3%)
   102,900    Vitamin Shoppe, Inc.*                                                            3,783
                                                                                          ----------
              Total Consumer Discretionary                                                   172,781
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (5.0%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (1.1%)
   195,058    Wal-Mart Stores, Inc.                                                       $   14,040
                                                                                          ----------
              TOBACCO (3.9%)
   276,782    Altria Group, Inc.                                                              15,051
   241,480    Philip Morris International, Inc.                                               20,654
   158,920    Reynolds American, Inc.                                                         13,634
                                                                                          ----------
                                                                                              49,339
                                                                                          ----------
              Total Consumer Staples                                                          63,379
                                                                                          ----------
              ENERGY (5.0%)
              -------------
              INTEGRATED OIL & GAS (2.4%)
   435,230    BP plc ADR                                                                      16,091
   197,438    Occidental Petroleum Corp.                                                      13,860
                                                                                          ----------
                                                                                              29,951
                                                                                          ----------
              OIL & GAS DRILLING (0.2%)
   366,332    SeaDrill Ltd.                                                                    3,264
                                                                                          ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
   265,699    ConocoPhillips                                                                  13,375
   106,410    Linn Co., LLC                                                                      415
                                                                                          ----------
                                                                                              13,790
                                                                                          ----------
              OIL & GAS REFINING & MARKETING (1.0%)
   157,802    Phillips 66                                                                     12,545
                                                                                          ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    77,000    Golar LNG Ltd.                                                                   3,317
                                                                                          ----------
              Total Energy                                                                    62,867
                                                                                          ----------
              FINANCIALS (22.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
    63,000    Ameriprise Financial, Inc.                                                       7,917
   237,725    State Street Corp.                                                              18,201
                                                                                          ----------
                                                                                              26,118
                                                                                          ----------
              CONSUMER FINANCE (5.8%)
   281,313    American Express Co.                                                            21,397
   350,190    Capital One Financial Corp.                                                     28,470
   164,500    Discover Financial Services                                                      9,181
   575,900    Navient Corp.                                                                    9,041
   646,400    SLM Corp.*                                                                       5,902
                                                                                          ----------
                                                                                              73,991
                                                                                          ----------

================================================================================

16  | USAA VALUE FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------

              DIVERSIFIED BANKS (7.3%)
   986,425    Bank of America Corp.                                                       $   17,637
   341,509    Citigroup, Inc.                                                                 19,965
   393,453    JPMorgan Chase & Co.                                                            26,963
   474,439    Wells Fargo & Co.                                                               27,456
                                                                                          ----------
                                                                                              92,021
                                                                                          ----------
              INSURANCE BROKERS (0.4%)
   119,300    Willis Group Holdings Ltd. plc                                                   5,546
                                                                                          ----------
              MULTI-LINE INSURANCE (0.7%)
   131,889    American International Group, Inc.                                               8,457
                                                                                          ----------
              REGIONAL BANKS (5.0%)
    74,312    City National Corp.                                                              6,681
   420,700    Fifth Third Bancorp                                                              8,864
   423,700    First Niagara Financial Group, Inc.                                              4,114
   120,600    Hanmi Financial Corp.                                                            3,052
   395,000    People's United Financial, Inc.                                                  6,427
   225,958    PNC Financial Services Group, Inc.                                              22,185
    84,400    Prosperity Bancshares, Inc.                                                      4,607
   119,400    Texas Capital Bancshares, Inc.*                                                  7,038
                                                                                          ----------
                                                                                              62,968
                                                                                          ----------
              REITs - HOTEL & RESORT (0.6%)
   417,200    Host Hotels & Resorts, Inc.                                                      8,085
                                                                                          ----------
              REITs - OFFICE (0.3%)
   172,000    Corporate Office Properties Trust                                                3,978
                                                                                          ----------
              THRIFTS & MORTGAGE FINANCE (0.6%)
   420,600    New York Community Bancorp, Inc.                                                 8,004
                                                                                          ----------
              Total Financials                                                               289,168
                                                                                          ----------
              HEALTH CARE (16.2%)
              -------------------
              HEALTH CARE DISTRIBUTORS (0.9%)
   132,300    Cardinal Health, Inc.                                                           11,243
                                                                                          ----------
              HEALTH CARE EQUIPMENT (2.9%)
   337,360    Medtronic plc                                                                   26,445
   144,500    St. Jude Medical, Inc.                                                          10,667
                                                                                          ----------
                                                                                              37,112
                                                                                          ----------
              HEALTH CARE FACILITIES (0.4%)
   124,180    HealthSouth Corp.                                                                5,675
                                                                                          ----------
              HEALTH CARE SUPPLIES (0.5%)
   154,860    Haemonetics Corp.*                                                               6,196
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (3.2%)
    67,997    Anthem, Inc.                                                                $   10,490
    88,500    Cigna Corp.                                                                     12,749
   144,029    UnitedHealth Group, Inc.                                                        17,485
                                                                                          ----------
                                                                                              40,724
                                                                                          ----------
              PHARMACEUTICALS (8.3%)
   197,587    Johnson & Johnson                                                               19,800
   305,084    Merck & Co., Inc.                                                               17,988
   691,929    Pfizer, Inc.                                                                    24,951
   445,979    Sanofi ADR                                                                      24,079
   266,798    Teva Pharmaceutical Industries Ltd. ADR                                         18,414
                                                                                          ----------
                                                                                             105,232
                                                                                          ----------
              Total Health Care                                                              206,182
                                                                                          ----------
              INDUSTRIALS (15.6%)
              -------------------
              AEROSPACE & DEFENSE (4.6%)
   109,434    General Dynamics Corp.                                                          16,318
   128,685    Honeywell International, Inc.                                                   13,518
    96,551    Raytheon Co.                                                                    10,533
   162,400    Spirit AeroSystems Holdings, Inc. "A"*                                           9,143
    84,500    United Technologies Corp.                                                        8,476
                                                                                          ----------
                                                                                              57,988
                                                                                          ----------
              AGRICULTURAL & FARM MACHINERY (1.2%)
   829,200    CNH Industrial N.V.                                                              7,438
    85,600    Deere & Co.                                                                      8,095
                                                                                          ----------
                                                                                              15,533
                                                                                          ----------
              AIR FREIGHT & LOGISTICS (0.2%)
    50,600    Forward Air Corp.                                                                2,457
                                                                                          ----------
              BUILDING PRODUCTS (2.0%)
   140,825    Gibraltar Industries, Inc.*                                                      2,696
   269,100    Owens Corning, Inc.                                                             12,069
   157,600    Simpson Manufacturing Co., Inc.                                                  5,645
   110,100    Trex Co., Inc.*                                                                  4,995
                                                                                          ----------
                                                                                              25,405
                                                                                          ----------
              CONSTRUCTION & ENGINEERING (1.0%)
   176,121    Comfort Systems USA, Inc.                                                        4,868
   217,000    KBR, Inc.                                                                        3,791
   204,200    Primoris Services Corp.                                                          3,706
                                                                                          ----------
                                                                                              12,365
                                                                                          ----------

================================================================================

18  | USAA VALUE FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.0%)
   201,700    Joy Global, Inc.                                                            $    5,327
    97,200    Oshkosh Corp.                                                                    3,551
   166,102    Terex Corp.                                                                      3,681
                                                                                          ----------
                                                                                              12,559
                                                                                          ----------
              DIVERSIFIED SUPPORT SERVICES (0.4%)
   137,130    Mobile Mini, Inc.                                                                5,092
                                                                                          ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
   110,600    Eaton Corp. plc                                                                  6,700
   233,884    Emerson Electric Co.                                                            12,104
    96,300    Encore Wire Corp.                                                                3,306
                                                                                          ----------
                                                                                              22,110
                                                                                          ----------
              INDUSTRIAL MACHINERY (2.9%)
   162,300    Barnes Group, Inc.                                                               6,319
    89,800    SPX Corp.                                                                        5,874
   215,388    Stanley Black & Decker, Inc.                                                    22,721
    38,900    Xylem, Inc.                                                                      1,343
                                                                                          ----------
                                                                                              36,257
                                                                                          ----------
              OFFICE SERVICES & SUPPLIES (0.2%)
   109,600    Herman Miller, Inc.                                                              3,073
                                                                                          ----------
              TRUCKING (0.4%)
   144,200    Con-Way, Inc.                                                                    5,593
                                                                                          ----------
              Total Industrials                                                              198,432
                                                                                          ----------
              INFORMATION TECHNOLOGY (11.8%)
              ------------------------------
              APPLICATION SOFTWARE (0.3%)
   150,400    Mentor Graphics Corp.                                                            3,924
                                                                                          ----------
              COMMUNICATIONS EQUIPMENT (1.5%)
   305,520    QUALCOMM, Inc.                                                                  19,672
                                                                                          ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
   209,300    Total System Services, Inc.                                                      9,674
                                                                                          ----------
              ELECTRONIC COMPONENTS (0.8%)
   301,600    II-VI, Inc.*                                                                     5,127
   413,440    Vishay Intertechnology, Inc.                                                     4,746
                                                                                          ----------
                                                                                               9,873
                                                                                          ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    80,600    FARO Technologies, Inc.*                                                         3,538
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
   170,800    Mercury Systems, Inc.*                                                      $    2,407
    93,600    Park Electrochemical Corp.                                                       1,653
    83,300    Plexus Corp.*                                                                    3,177
                                                                                          ----------
                                                                                               7,237
                                                                                          ----------
              SEMICONDUCTOR EQUIPMENT (0.6%)
   390,400    Brooks Automation, Inc.                                                          4,119
   264,086    Photronics, Inc.*                                                                2,179
   288,200    Xcerra Corp.*                                                                    1,811
                                                                                          ----------
                                                                                               8,109
                                                                                          ----------
              SEMICONDUCTORS (3.2%)
   194,630    Diodes, Inc.*                                                                    4,319
   349,724    Fairchild Semiconductor International, Inc.*                                     5,267
   391,889    Intel Corp.                                                                     11,345
   137,200    Microchip Technology, Inc.                                                       5,877
   274,927    Texas Instruments, Inc.                                                         13,741
                                                                                          ----------
                                                                                              40,549
                                                                                          ----------
              SYSTEMS SOFTWARE (3.8%)
    35,300    CA, Inc.                                                                         1,029
   524,698    Microsoft Corp.                                                                 24,503
   559,258    Oracle Corp.                                                                    22,337
                                                                                          ----------
                                                                                              47,869
                                                                                          ----------
              Total Information Technology                                                   150,445
                                                                                          ----------
              MATERIALS (4.0%)
              ----------------
              CONSTRUCTION MATERIALS (2.5%)
 1,070,103    CRH plc ADR                                                                     31,793
                                                                                          ----------
              DIVERSIFIED CHEMICALS (0.8%)
   209,000    FMC Corp.                                                                       10,145
                                                                                          ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    59,331    Scotts Miracle-Gro Co. "A"                                                       3,583
                                                                                          ----------
              SPECIALTY CHEMICALS (0.4%)
   138,200    PolyOne Corp.                                                                    4,736
                                                                                          ----------
              Total Materials                                                                 50,257
                                                                                          ----------
              TELECOMMUNICATION SERVICES (2.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
   206,072    AT&T, Inc.                                                                       7,159
   471,575    Verizon Communications, Inc.                                                    22,065
                                                                                          ----------
                                                                                              29,224
                                                                                          ----------
              Total Telecommunication Services                                                29,224
                                                                                          ----------

================================================================================

20  | USAA VALUE FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              UTILITIES (1.5%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
    80,167    Entergy Corp.                                                               $    5,694
    86,200    Pinnacle West Capital Corp.                                                      5,319
   169,000    Xcel Energy, Inc.                                                                5,859
                                                                                          ----------
                                                                                              16,872
                                                                                          ----------
              MULTI-UTILITIES (0.2%)
   144,800    CenterPoint Energy, Inc.                                                         2,800
                                                                                          ----------
              Total Utilities                                                                 19,672
                                                                                          ----------
              Total Common Stocks (cost: $888,866)                                         1,242,407
                                                                                          ----------

              MONEY MARKET INSTRUMENTS (2.2%)

              MONEY MARKET FUNDS (2.2%)
27,412,945    State Street Institutional Liquid Reserves Fund Premier
                Class, 0.11%(a)                                                               27,413
                                                                                          ----------
              Total Money Market Instruments (cost: $27,413)                                  27,413
                                                                                          ----------

              TOTAL INVESTMENTS (COST: $916,279)                                          $1,269,820
                                                                                          ==========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS          INPUTS        TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $1,242,407                 $-              $-   $1,242,407

Money Market Instruments:
  Money Market Funds                          27,413                  -               -       27,413
----------------------------------------------------------------------------------------------------
Total                                     $1,269,820                 $-              $-   $1,269,820
----------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.3% of net assets at July 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT     Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

      * Non-income-producing security.

    See accompanying notes to financial statements.

================================================================================

22  | USAA VALUE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $916,279)           $1,269,820
   Receivables:
       Capital shares sold                                                        903
       Dividends and interest                                                   1,580
       Securities sold                                                          2,557
                                                                           ----------
          Total assets                                                      1,274,860
                                                                           ----------
LIABILITIES
   Payables:
       Securities purchased                                                     3,226
       Capital shares redeemed                                                    378
   Accrued management fees                                                        871
   Accrued transfer agent's fees                                                   83
   Other accrued expenses and payables                                            118
                                                                           ----------
          Total liabilities                                                     4,676
                                                                           ----------
              Net assets applicable to capital shares outstanding          $1,270,184
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $  860,320
  Accumulated undistributed net investment income                               8,982
  Accumulated net realized gain on investments                                 47,341
  Net unrealized appreciation of investments                                  353,541
                                                                           ----------
              Net assets applicable to capital shares outstanding          $1,270,184
                                                                           ==========
  Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $960,925/46,864 shares outstanding)      $    20.50
                                                                           ==========
       Institutional Shares (net assets of $299,990/14,638 shares
          outstanding)                                                     $    20.49
                                                                           ==========
       Adviser Shares (net assets of $9,269/454 shares outstanding)        $    20.43
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $216)                    $29,360
   Interest                                                                  41
                                                                        -------
            Total income                                                 29,401
                                                                        -------
EXPENSES
   Management fees                                                       10,109
   Administration and servicing fees:
       Fund Shares                                                        1,376
       Institutional Shares                                                 426
       Adviser Shares                                                        14
   Transfer agent's fees:
       Fund Shares                                                        1,433
       Institutional Shares                                                 426
   Distribution and service fees (Note 6E):
       Adviser Shares                                                        23
   Custody and accounting fees:
       Fund Shares                                                          114
       Institutional Shares                                                  50
       Adviser Shares                                                         1
   Postage:
       Fund Shares                                                           67
   Shareholder reporting fees:
       Fund Shares                                                           36
       Institutional Shares                                                   1
   Trustees' fees                                                            26
   Registration fees:
       Fund Shares                                                           49
       Institutional Shares                                                  19
       Adviser Shares                                                        16
   Professional fees                                                        129
   Other                                                                     23
                                                                        -------
            Total expenses                                               14,338
                                                                        -------
NET INVESTMENT INCOME                                                    15,063
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                     61,814
   Change in net unrealized appreciation/(depreciation)                  21,398
                                                                        -------
            Net realized and unrealized gain                             83,212
                                                                        -------
   Increase in net assets resulting from operations                     $98,275
                                                                        =======

See accompanying notes to financial statements.

================================================================================

24  | USAA VALUE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-----------------------------------------------------------------------------------------
                                                                      2015           2014
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $   15,063     $   15,808
   Net realized gain on investments                                 61,814         45,040
   Change in net unrealized appreciation/(depreciation)
      of investments                                                21,398         57,645
                                                                -------------------------
      Increase in net assets resulting from operations              98,275        118,493
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                  (11,218)        (7,457)
      Institutional Shares                                          (6,208)        (2,381)
      Adviser Shares                                                   (92)           (56)
                                                                -------------------------
           Total distributions of net investment income            (17,518)        (9,894)
                                                                -------------------------
   Net realized gains:
      Fund Shares                                                  (31,237)       (19,995)
      Institutional Shares                                         (15,427)        (6,055)
      Adviser Shares                                                  (322)          (246)
                                                                -------------------------
           Total distributions of net realized gains               (46,986)       (26,296)
                                                                -------------------------
      Distributions to shareholders                                (64,504)       (36,190)
                                                                -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                      94,826        149,297
   Institutional Shares                                            (41,701)        95,285
   Adviser Shares                                                      192           (109)
                                                                -------------------------
       Total net increase in net assets from capital
            share transactions                                      53,317        244,473
                                                                -------------------------
   Net increase in net assets                                       87,088        326,776

NET ASSETS
   Beginning of year                                             1,183,096        856,320
                                                                -------------------------
   End of year                                                  $1,270,184     $1,183,096
                                                                =========================
Accumulated undistributed net investment income:
   End of year                                                  $    8,982     $   11,437
                                                                =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments,

================================================================================

26  | USAA VALUE FUND

================================================================================

foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

        or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

28  | USAA VALUE FUND

================================================================================

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

================================================================================

30  | USAA VALUE FUND

================================================================================

E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, the Fund did not receive any brokerage commission recapture credits. For the year ended July 31, 2015, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $7,000, which represents 1.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                           2015                       2014
                                                       ---------------------------------------
Ordinary income*                                       $21,592,000                 $11,204,000

Long-term realized capital gain                         42,912,000                  24,986,000
                                                       -----------                 -----------
  Total distributions paid                             $64,504,000                 $36,190,000
                                                       ===========                 ===========

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                                    $ 12,557,000
Undistributed long-term capital gains                                               45,372,000
Unrealized appreciation of investments                                             351,935,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales adjustments.

================================================================================

32  | USAA VALUE FUND

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $384,333,000 and $388,913,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $917,885,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $384,936,000 and $33,001,000, respectively, resulting in net unrealized appreciation of $351,935,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                            YEAR ENDED                YEAR ENDED
                                           JULY 31, 2015             JULY 31, 2014
---------------------------------------------------------------------------------------
                                      SHARES         AMOUNT       SHARES         AMOUNT
                                      -------------------------------------------------
FUND SHARES:
Shares sold                            9,354       $ 190,743     12,574       $ 243,710
Shares issued from reinvested
 dividends                             2,065          41,980      1,424          27,183
Shares redeemed                       (6,755)       (137,897)    (6,261)       (121,596)
                                      -------------------------------------------------
Net increase from
 capital share transactions            4,664       $  94,826      7,737       $ 149,297
                                      =================================================
INSTITUTIONAL SHARES:
Shares sold                            6,490       $ 131,373      5,916       $ 116,128
Shares issued from reinvested
 dividends                             1,064          21,630        442           8,436
Shares redeemed                       (9,424)       (194,704)    (1,553)        (29,279)
                                      -------------------------------------------------
Net increase (decrease) from
 capital share transactions           (1,870)      $ (41,701)     4,805       $  95,285
                                      =================================================
ADVISER SHARES:
Shares sold                               11       $     211          3       $      51
Shares issued from reinvested
 dividends                                 -*              3          -*              3
Shares redeemed                           (1)            (22)        (9)           (163)
                                      -------------------------------------------------
Net increase (decrease) from
 capital share transactions               10       $     192         (6)      $    (109)
                                      =================================================

*Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets.

================================================================================

34  | USAA VALUE FUND

================================================================================

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
-------------------------------------------------------------------
+/- 100 to 400                               +/- 4
+/- 401 to 700                               +/- 5
+/- 701 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $10,109,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(22,000), $(8,000), and $(2,000), respectively. The performance adjustments were less than (0.01)% for the Fund Shares and Institutional Shares and (0.02)% for the Adviser Shares.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate average net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to BHMS, of $2,954,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,376,000, $426,000, and $14,000, respectively.

================================================================================

36  | USAA VALUE FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $38,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,433,000, $426,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $23,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative                                            0.1
USAA Cornerstone Equity                                                  0.7
USAA Target Retirement Income                                            1.0
USAA Target Retirement 2020                                              2.7
USAA Target Retirement 2030                                              5.9
USAA Target Retirement 2040                                              8.5
USAA Target Retirement 2050                                              4.3
USAA Target Retirement 2060                                              0.2

The Manager is indirectly wholly owned by United States Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2015, USAA and its affiliates owned 441,000 shares which represent 97.1% of the Adviser Shares and 0.7% of the Fund.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

================================================================================

38  | USAA VALUE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------
                                 2015                2014            2013          2012          2011
                             ------------------------------------------------------------------------
Net asset value at
 beginning of period         $  20.00            $  18.37        $  14.22      $  13.74      $  11.82
                             ------------------------------------------------------------------------
Income from
 investment operations:
 Net investment income            .20                 .27             .21           .23           .14
 Net realized and
  unrealized gain                1.28                2.11            4.17           .41          1.91
                             ------------------------------------------------------------------------
Total from
 investment operations           1.48                2.38            4.38           .64          2.05
                             ------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.25)               (.20)           (.23)         (.16)         (.13)
 Realized capital gains          (.73)               (.55)              -             -             -
                             ------------------------------------------------------------------------
Total distributions              (.98)               (.75)           (.23)         (.16)         (.13)
                             ------------------------------------------------------------------------
Net asset value at
 end of period               $  20.50            $  20.00        $  18.37      $  14.22      $  13.74
                             ========================================================================
Total return (%)*                7.47               13.21           31.15          4.77         17.39
Net assets at
 end of period (000)         $960,925            $844,121        $633,228      $425,071      $585,536
Ratios to average
 net assets:**
 Expenses (%)(a)                 1.09                1.11(b)         1.15(b)       1.15(b)       1.15(b)
 Expenses, excluding
  reimbursements (%)(a)          1.09                1.11            1.25          1.31          1.25
 Net investment income (%)       1.06                1.55            1.40          1.48          1.10
Portfolio turnover (%)             30                  20              26            20            22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $917,637,000.

(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -                (.00%)(+)       (.00%)(+)     (.01%)        (.01%)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.15% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------
                                 2015                2014            2013          2012          2011
                             ------------------------------------------------------------------------
Net asset value at
 beginning of period         $  20.00            $  18.36        $  14.22      $  13.75      $  11.82
                             ------------------------------------------------------------------------
Income from
 investment operations:
 Net investment income            .26(a)              .29             .25           .21           .18
 Net realized and
  unrealized gain                1.24(a)             2.11            4.15           .45          1.91
                             ------------------------------------------------------------------------
Total from
 investment operations           1.50(a)             2.40            4.40           .66          2.09
                             ------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.28)               (.21)           (.26)         (.19)         (.16)
 Realized capital gains          (.73)               (.55)              -             -             -
                             ------------------------------------------------------------------------
Total distributions             (1.01)               (.76)           (.26)         (.19)         (.16)
                             ------------------------------------------------------------------------
Net asset value at
 end of period               $  20.49            $  20.00        $  18.36      $  14.22      $  13.75
                             ========================================================================
Total return (%)*                7.57               13.34           31.31          4.95         17.74
Net assets at
 end of period (000)         $299,990            $330,114        $214,855      $171,322      $141,668
Ratios to average
 net assets:**
 Expenses (%)(b)                  .98                1.00            1.01          1.00           .90(c)
 Net investment income (%)       1.23                1.59            1.54          1.61          1.35
Portfolio turnover (%)             30                  20              26            20            22
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $425,431,000.
(a) Calculated using average shares. For the year ended July 31, 2015, average shares were 20,385,000.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -                (.00%)(+)       (.00%)(+)     (.01%)(+)     (.01%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to 0.91% of the Institutional Shares' average net assets.

================================================================================

40  | USAA VALUE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                       PERIOD ENDED
                                                YEAR ENDED JULY 31,                      JULY 31,
                             ----------------------------------------------------------------------
                               2015             2014            2013          2012          2011***
                             ----------------------------------------------------------------------
Net asset value at
 beginning of period         $19.94           $18.29          $14.16        $13.68        $12.07
                             -------------------------------------------------------------------
Income from
 investment operations:
 Net investment income          .17              .25             .15           .13           .08(a)
 Net realized and
  unrealized gain              1.26             2.08            4.15           .44          1.65(a)
                             -------------------------------------------------------------------
Total from
 investment operations         1.43             2.33            4.30           .57          1.73(a)
                             -------------------------------------------------------------------
Less distributions from:
 Net investment income         (.21)            (.13)           (.17)         (.09)         (.12)
 Realized capital gains        (.73)            (.55)              -             -             -
                             -------------------------------------------------------------------
Total distributions            (.94)            (.68)           (.17)         (.09)         (.12)
                             -------------------------------------------------------------------
Net asset value at
 end of period               $20.43           $19.94          $18.29        $14.16        $13.68
                             ===================================================================
Total return (%)*              7.22            12.94           30.63          4.26         14.32
Net assets at
 end of period (000)         $9,269           $8,861          $8,237        $6,406        $6,161
Ratios to average
 net assets:**
 Expenses (%)(b)               1.34             1.35(d)         1.57(d)       1.65(d)       1.65(c),(d)
 Expenses, excluding
  reimbursements (%)(b)        1.34             1.35            1.57          1.66          2.00(c)
 Net investment income (%)      .82             1.30             .99           .97           .58(c)
Portfolio turnover (%)           30               20              26            20            22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $9,109,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  -             (.01%)          (.00%)(+)     (.01%)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Adviser Shares'
    average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

42  | USAA VALUE FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING              DURING PERIOD*
                                        ACCOUNT VALUE           ACCOUNT VALUE        FEBRUARY 1, 2015 -
                                       FEBRUARY 1, 2015         JULY 31, 2015           JULY 31, 2015
                                       ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,057.20                   $5.56

Hypothetical
 (5% return before expenses)                1,000.00              1,019.39                    5.46

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,057.80                    5.05

Hypothetical
 (5% return before expenses)                1,000.00              1,019.89                    4.96

ADVISER SHARES
Actual                                      1,000.00              1,055.80                    6.78

Hypothetical
 (5% return before expenses)                1,000.00              1,018.20                    6.66

*Expenses are equal to the annualized expense ratio of 1.09% for Fund Shares, 0.99% for Institutional Shares, and 1.33% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 5.72% for Fund Shares, 5.78% for Institutional Shares, and 5.58% for Adviser Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the

================================================================================

44  | USAA VALUE FUND

================================================================================

Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

effectiveness in monitoring the performance of the Subadviser and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its

================================================================================

46  | USAA VALUE FUND

================================================================================

expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board took into account management's discussion of the Fund's expenses. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2014, and was above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2014, and was in the top 50% of its performance universe for the five-year period ended December 31, 2014. The Board took into account management's discussion of the Fund's performance, including the impact of market conditions on the Fund's performance.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed expenses of the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fact that the Manager also pays the Fund's subadvisory fee. The Board also considered the fact of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory

================================================================================

48  | USAA VALUE FUND

================================================================================

expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

50  | USAA VALUE FUND

================================================================================

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, it determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

52  | USAA VALUE FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA VALUE FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee.
    (3) Member of Audit and Compliance Committee.
    (4) Member of Product Management and Distribution Committee.
    (5) Member of Corporate Governance Committee.
    (6) Member of Investments Committee.
    (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
    (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
    (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

56  | USAA VALUE FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

58  | USAA VALUE FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
at USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                       --------------
       9800 Fredericksburg Road                                      PRSRT STD
       San Antonio, TX 78288                                        U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   40846-0915                                (C)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

 ==============================================================

       ANNUAL REPORT
       USAA SCIENCE & TECHNOLOGY FUND
       FUND SHARES o ADVISER SHARES
       JULY 31, 2015

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             10

    Report of Independent Registered
      Public Accounting Firm                                                  11

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         20

    Financial Statements                                                      22

    Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                               43

ADVISORY AGREEMENT(S)                                                         45

TRUSTEES' AND OFFICERS' INFORMATION                                           53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2015, USAA. All rights reserved.

209377-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company LLP

    ROBERT L. DERESIEWICZ                   ANITA M. KILLIAN, CFA
    JOHN F. AVERILL, CFA                    MICHAEL T. MASDEA
    BRUCE L. GLAZER

--------------------------------------------------------------------------------

o   PLEASE CHARACTERIZE THE PERFORMANCE OF THE MARKET OVER THE REPORTING
    PERIOD.

    Global equity securities advanced over the reporting period. Toward the end of 2014, there was no shortage of headlines causing concern for investors to fret over: Ebola fears escalated, Japan's recession deepened, Europe's economy remained near stalling speed, oil prices dropped, and China's manufacturing data was disappointing. The U.S. economy remained a bright spot in the global landscape, as it grew at its fastest pace in more than a decade during the third quarter of 2014. The fourth quarter of 2014 represented a small sample of prevailing global fixed-income trends, with falling U.S. Treasury yields and U.S. dollar strength. Global markets more broadly were impacted by the decline in oil prices and the heightened vulnerability of Greece's economy. As we entered 2015, the Greek debt crisis overshadowed mainly encouraging economic news from the United States. Over the reporting period, top-performing industries in the S&P North American Technology Sector Index included Internet & catalog retail, IT services, and Internet software & services. Within the S&P North American Health Care Sector Index, top-performing sectors included biotechnology, health care providers & services, and pharmaceuticals.

================================================================================

2  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

o HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the reporting period ended July 31, 2015, the Fund Shares and Adviser Shares had total returns of 23.45% and 23.18%, respectively. This compares to returns of 11.21% for the S&P 500(R) Index (the Index) and 13.01% for the Lipper Science & Technology Funds Index.

    USAA Asset Management Company (AMCO) is the Fund's investment adviser.
    As the investment adviser, AMCO employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Wellington Management Company LLP (Wellington Management) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

o   HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM DURING THE REPORTING PERIOD?

    The technology portion of the Fund's portfolio outperformed the S&P
    North American Technology Sector Index during the reporting period. Security selection, the top contributor to relative performance, was driven primarily by strong selection in electronic equipment & instruments, IT services, and communications equipment sector. Partially offsetting these positive results was a weak selection in software and Internet software & services sectors. Within the technology portion of the Fund's portfolio, top individual contributors included a lack of holdings in IBM Corp. (IT services), and positions in Google, Inc. (Internet software & services) and NXP Semiconductors N.V. (semiconductors & semiconductor equipment). Positions in Avago Technologies Ltd. (semiconductors & semiconductor equipment), Sonus Networks, Inc.* (technology hardware, storage & peripherals),

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

    *Sonus Networks, Inc. was sold out of the Fund prior to July 31, 2015.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    and Sumco Corp. (semiconductors & semiconductor equipment) were among the largest detractors from returns.

o   HOW DID THE FUND'S HEALTH CARE PORTION PERFORM DURING THE REPORTING PERIOD?

    The health care portion of the Fund's portfolio outperformed the S&P
    North American Health Care Sector Index during the reporting period. Security selection, the top contributor to relative performance, was driven primarily by strong selection in the biotechnology, pharmaceuticals, and health care equipment & supplies sectors. Sector allocation, a residual of the portfolio's bottom-up stock selection process, detracted from relative performance. Within the health care portion of the Fund's portfolio, top contributors included Anacor Pharmaceuticals, Inc. (biotechnology), Galapagos N.V. (biotechnology), and an underweight to Johnson & Johnson (pharmaceuticals). A lack of holdings in Valeant Pharmaceuticals International Inc., and positions in AstraZeneca plc ADR and UCB S.A. (all three are pharmaceuticals companies) were among the largest detractors from performance.

    Thank you for your continued investment in the Fund.

    Investments in foreign securities are subject to additional and more diverse risks, including but not limited to currency fluctuations, market illiquidity, and political and economic instability. Foreign investing may result in more rapid and extreme changes in value than investments made exclusively in the securities of U.S. companies. There may be less publicly available information relating to foreign companies than those in the U.S. Foreign securities may also be subject to foreign taxes. Investments made in emerging market countries may be particularly volatile. Economies of emerging market countries are generally less diverse and mature than more developed countries and may have less stable political systems.

================================================================================

4  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND SHARES (FUND SHARES)
(Ticker Symbol: USSCX)


--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $853.8 Million          $589.6 Million
Net Asset Value Per Share                     $23.07                 $20.96


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
    1 YEAR                                      5 YEARS           10 YEARS

    23.45%                                      21.40%             11.12%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      1.24%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA                  LIPPER
                  SCIENCE & TECHNOLOGY   SCIENCE & TECHNOLOGY
                    FUND SHARES             FUNDS INDEX           S&P 500 INDEX
 7/31/2005            $10,000.00            $10,000.00              $10,000.00
 8/31/2005             10,132.92              9,936.81                9,908.76
 9/30/2005             10,224.95             10,128.96                9,989.01
10/31/2005             10,061.35              9,909.91                9,822.49
11/30/2005             10,674.85             10,458.52               10,194.00
12/31/2005             10,797.55             10,486.39               10,197.49
 1/31/2006             11,554.19             11,131.81               10,467.55
 2/28/2006             11,267.89             10,949.06               10,495.96
 3/31/2006             11,451.94             11,221.85               10,626.61
 4/30/2006             11,554.19             11,220.25               10,769.30
 5/31/2006             10,848.67             10,370.67               10,459.34
 6/30/2006             10,644.17             10,181.34               10,473.52
 7/31/2006             10,388.55              9,690.90               10,538.13
 8/31/2006             10,930.47             10,230.94               10,788.86
 9/30/2006             11,206.54             10,562.63               11,066.89
10/31/2006             11,492.84             10,843.93               11,427.52
11/30/2006             11,830.27             11,309.37               11,644.82
12/31/2006             11,840.49             11,192.60               11,808.17
 1/31/2007             11,952.97             11,372.74               11,986.75
 2/28/2007             11,840.49             11,290.39               11,752.30
 3/31/2007             11,891.62             11,352.45               11,883.75
 4/30/2007             12,413.09             11,741.71               12,410.15
 5/31/2007             13,047.03             12,196.90               12,843.20
 6/30/2007             13,047.03             12,350.03               12,629.83
 7/31/2007             12,852.76             12,338.66               12,238.25
 8/31/2007             13,159.51             12,597.87               12,421.70
 9/30/2007             13,701.43             13,258.10               12,886.26
10/31/2007             14,192.23             14,065.19               13,091.24
11/30/2007             13,323.11             13,004.93               12,543.94
12/31/2007             13,210.63             13,067.96               12,456.91
 1/31/2008             11,901.84             11,375.31               11,709.72
 2/29/2008             11,482.62             11,094.77               11,329.33
 3/31/2008             11,288.34             11,019.75               11,280.41
 4/30/2008             12,208.59             11,863.55               11,829.80
 5/31/2008             12,811.86             12,530.59               11,983.02
 6/30/2008             11,881.39             11,432.97               10,972.81
 7/31/2008             11,666.67             11,196.70               10,880.57
 8/31/2008             11,860.94             11,406.02               11,037.96
 9/30/2008             10,204.50              9,733.34               10,054.39
10/31/2008              8,067.48              7,972.88                8,365.78
11/30/2008              7,208.59              7,053.53                7,765.50
12/31/2008              7,494.89              7,305.27                7,848.12
 1/31/2009              7,300.61              7,142.27                7,186.63
 2/28/2009              6,728.02              6,864.97                6,421.42
 3/31/2009              7,494.89              7,623.97                6,983.90
 4/30/2009              8,231.08              8,567.85                7,652.33
 5/31/2009              8,619.63              8,926.58                8,080.34
 6/30/2009              8,885.48              9,098.29                8,096.37
 7/31/2009              9,631.90              9,844.04                8,708.76
 8/31/2009              9,907.98             10,087.75                9,023.18
 9/30/2009             10,378.32             10,697.83                9,359.88
10/31/2009             10,040.90             10,335.20                9,186.01
11/30/2009             10,685.07             10,844.51                9,737.01
12/31/2009             11,298.57             11,534.99                9,925.09
 1/31/2010             10,613.50             10,714.26                9,568.05
 2/28/2010             10,950.92             11,148.33                9,864.44
 3/31/2010             11,656.44             11,915.00               10,459.71
 4/30/2010             11,758.69             12,181.48               10,624.84
 5/31/2010             10,879.35             11,347.52                9,776.44
 6/30/2010             10,276.07             10,667.59                9,264.66
 7/31/2010             10,889.57             11,342.31                9,913.77
 8/31/2010             10,327.20             10,764.73                9,466.22
 9/30/2010             11,676.89             12,144.93               10,311.03
10/31/2010             12,147.24             12,833.10               10,703.36
11/30/2010             12,137.01             12,890.64               10,704.73
12/31/2010             12,832.31             13,594.22               11,420.14
 1/31/2011             13,292.43             14,054.88               11,690.82
 2/28/2011             13,721.88             14,551.01               12,091.33
 3/31/2011             13,721.88             14,440.85               12,096.14
 4/30/2011             14,325.15             14,963.03               12,454.37
 5/31/2011             14,345.60             14,757.38               12,313.40
 6/30/2011             13,997.96             14,273.87               12,108.14
 7/31/2011             13,558.28             13,869.94               11,861.93
 8/31/2011             12,627.81             12,830.04               11,217.56
 9/30/2011             11,993.87             11,989.86               10,428.98
10/31/2011             13,251.53             13,476.53               11,568.80
11/30/2011             12,955.01             13,112.02               11,543.23
12/31/2011             12,760.74             12,804.39               11,661.31
 1/31/2012             13,578.73             13,877.34               12,183.92
 2/29/2012             14,284.25             14,779.64               12,710.77
 3/31/2012             15,000.00             15,435.29               13,129.07
 4/30/2012             14,959.10             15,018.00               13,046.67
 5/31/2012             13,895.71             13,691.14               12,262.55
 6/30/2012             14,498.98             14,126.92               12,767.79
 7/31/2012             14,560.33             14,018.51               12,945.13
 8/31/2012             15,071.57             14,667.01               13,236.69
 9/30/2012             15,409.00             14,927.07               13,578.75
10/31/2012             14,488.75             14,041.02               13,328.02
11/30/2012             14,959.10             14,394.48               13,405.34
12/31/2012             15,071.57             14,663.85               13,527.53
 1/31/2013             16,012.27             15,290.63               14,228.18
 2/28/2013             16,196.32             15,334.53               14,421.33
 3/31/2013             16,707.57             15,728.43               14,962.18
 4/30/2013             16,820.04             15,606.93               15,250.45
 5/31/2013             17,341.51             16,334.30               15,607.18
 6/30/2013             17,034.76             16,144.48               15,397.60
 7/31/2013             18,179.96             17,234.11               16,181.09
 8/31/2013             17,965.24             17,159.88               15,712.46
 9/30/2013             19,284.25             18,182.61               16,205.20
10/31/2013             19,703.48             18,554.45               16,950.11
11/30/2013             20,449.90             19,107.08               17,466.65
12/31/2013             21,272.87             20,059.06               17,908.84
 1/31/2014             21,883.21             19,976.90               17,289.66
 2/28/2014             23,281.42             21,115.84               18,080.55
 3/31/2014             22,293.79             20,551.37               18,232.53
 4/30/2014             21,727.85             19,782.28               18,367.31
 5/31/2014             22,615.61             20,461.72               18,798.46
 6/30/2014             23,547.75             21,325.24               19,186.79
 7/31/2014             23,259.23             21,005.53               18,922.19
 8/31/2014             24,269.05             21,871.70               19,679.17
 9/30/2014             23,814.08             21,434.60               19,403.20
10/31/2014             24,568.67             21,899.07               19,877.13
11/30/2014             25,733.85             22,625.44               20,411.71
12/31/2014             25,515.53             22,517.50               20,360.29
 1/31/2015             25,527.98             21,941.47               19,749.09
 2/28/2015             27,058.91             23,664.19               20,884.10
 3/31/2015             26,934.44             23,318.60               20,553.83
 4/30/2015             27,096.25             23,420.54               20,751.01
 5/31/2015             28,228.89             24,180.63               21,017.85
 6/30/2015             27,780.81             23,423.48               20,610.99
 7/31/2015             28,714.31             23,737.68               21,042.81

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Shares to the following benchmarks:

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

USAA SCIENCE & TECHNOLOGY FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: USTCX)


--------------------------------------------------------------------------------
                                             7/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $122.0 Million         $17.9 Million
Net Asset Value Per Share                      $22.77                $20.78



--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
     1 YEAR                                        SINCE INCEPTION 8/01/10

     23.18%                                                20.70%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14*
--------------------------------------------------------------------------------

                                      1.41%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA                                       LIPPER
                 SCIENCE & TECHNOLOGY                         SCIENCE & TECHNOLOGY
                    ADVISER SHARES         S&P 500 INDEX          FUNDS INDEX
 7/31/2010            $10,000.00            $10,000.00            $10,000.00
 8/31/2010              9,308.12              9,548.56              9,490.77
 9/30/2010             10,525.83             10,400.72             10,707.64
10/31/2010             10,950.18             10,796.45             11,314.36
11/30/2010             10,940.96             10,797.84             11,365.09
12/31/2010             11,568.27             11,519.47             11,985.40
 1/31/2011             11,974.17             11,792.50             12,391.54
 2/28/2011             12,361.62             12,196.50             12,828.96
 3/31/2011             12,352.40             12,201.36             12,731.84
 4/30/2011             12,896.68             12,562.70             13,192.22
 5/31/2011             12,905.90             12,420.50             13,010.91
 6/30/2011             12,592.25             12,213.46             12,584.62
 7/31/2011             12,195.57             11,965.10             12,228.49
 8/31/2011             11,346.86             11,315.13             11,311.67
 9/30/2011             10,784.13             10,519.69             10,570.92
10/31/2011             11,909.59             11,669.42             11,881.64
11/30/2011             11,642.07             11,643.64             11,560.27
12/31/2011             11,466.79             11,762.74             11,289.04
 1/31/2012             12,195.57             12,289.89             12,235.01
 2/29/2012             12,822.88             12,821.33             13,030.53
 3/31/2012             13,468.63             13,243.27             13,608.59
 4/30/2012             13,431.73             13,160.15             13,240.68
 5/31/2012             12,472.32             12,369.21             12,070.86
 6/30/2012             13,007.38             12,878.85             12,455.06
 7/31/2012             13,062.73             13,057.72             12,359.49
 8/31/2012             13,514.76             13,351.82             12,931.24
 9/30/2012             13,819.19             13,696.85             13,160.52
10/31/2012             12,998.15             13,443.95             12,379.33
11/30/2012             13,404.06             13,521.94             12,690.96
12/31/2012             13,505.54             13,645.19             12,928.45
 1/31/2013             14,354.24             14,351.94             13,481.06
 2/28/2013             14,511.07             14,546.77             13,519.76
 3/31/2013             14,972.32             15,092.32             13,867.05
 4/30/2013             15,073.80             15,383.10             13,759.92
 5/31/2013             15,535.06             15,742.94             14,401.21
 6/30/2013             15,249.08             15,531.53             14,233.85
 7/31/2013             16,273.06             16,321.84             15,194.53
 8/31/2013             16,088.56             15,849.13             15,129.09
 9/30/2013             17,260.15             16,346.15             16,030.79
10/31/2013             17,638.38             17,097.55             16,358.62
11/30/2013             18,293.36             17,618.58             16,845.85
12/31/2013             19,024.76             18,064.61             17,685.16
 1/31/2014             19,564.89             17,440.04             17,612.73
 2/28/2014             20,815.20             18,237.82             18,616.88
 3/31/2014             19,934.98             18,391.12             18,119.21
 4/30/2014             19,424.86             18,527.07             17,441.13
 5/31/2014             20,225.06             18,961.97             18,040.17
 6/30/2014             21,055.26             19,353.68             18,801.50
 7/31/2014             20,785.19             19,086.78             18,519.63
 8/31/2014             21,685.41             19,850.34             19,283.29
 9/30/2014             21,275.31             19,571.97             18,897.92
10/31/2014             21,955.48             20,050.02             19,307.42
11/30/2014             22,995.74             20,589.26             19,947.83
12/31/2014             22,792.97             20,537.39             19,852.66
 1/31/2015             22,804.21             19,920.87             19,344.80
 2/28/2015             24,153.57             21,065.76             20,863.64
 3/31/2015             24,052.37             20,732.61             20,558.95
 4/30/2015             24,187.31             20,931.50             20,648.83
 5/31/2015             25,188.08             21,200.67             21,318.97
 6/30/2015             24,772.03             20,790.26             20,651.42
 7/31/2015             25,604.14             21,225.85             20,928.44

                                   [END CHART]

                         Data from 7/31/10 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Adviser Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the S&P 500 Index and the Lipper Science & Technology Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================


                          o TOP 10 HOLDINGS - 7/31/15 o
                                (% of Net Assets)

Google, Inc. "A" .......................................................    6.4%
Apple, Inc. ............................................................    5.7%
Microsoft Corp. ........................................................    4.2%
Cisco Systems, Inc. ....................................................    3.8%
Amazon.com, Inc. .......................................................    3.6%
Facebook, Inc. "A" .....................................................    3.5%
Visa, Inc. "A" .........................................................    3.3%
QUALCOMM, Inc. .........................................................    2.8%
Accenture plc "A" ......................................................    1.6%
Bristol-Myers Squibb Co. ...............................................    1.5%

                       o ASSET ALLOCATION - 7/31/15 o

                       [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     60.0%
HEALTH CARE                                                                26.5%
CONSUMER DISCRETIONARY                                                      7.3%
MONEY MARKET INSTRUMENTS                                                    3.2%
INDUSTRIALS                                                                 2.8%
CONSUMER STAPLES                                                            0.8%

                                  [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-19.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

         DIVIDEND RECEIVED              LONG-TERM
        DEDUCTION (CORPORATE           CAPITAL GAIN          QUALIFIED INTEREST
          SHAREHOLDERS)(1)            DISTRIBUTIONS(2)           INCOME
        -----------------------------------------------------------------------
               52.85%                  $63,032,000                $6,000
        -----------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SCIENCE & TECHNOLOGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Science & Technology Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Science & Technology Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 24, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.4%)

              COMMON STOCKS (96.3%)

              CONSUMER DISCRETIONARY (7.1%)
              -----------------------------
              ADVERTISING (0.4%)
      80,500  CyberAgent, Inc.                                                               $  3,468
                                                                                             --------
              AUTOMOBILE MANUFACTURERS (0.7%)
      26,495  Tesla Motors, Inc.*                                                               7,052
                                                                                             --------
              CONSUMER ELECTRONICS (1.8%)
     228,615  GoPro, Inc. "A"*                                                                 14,197
     109,800  Sony Corp.*                                                                       3,130
                                                                                             --------
                                                                                               17,327
                                                                                             --------
              INTERNET RETAIL (4.2%)
      65,650  Amazon.com, Inc.*                                                                35,198
      49,485  Expedia, Inc.                                                                     6,010
                                                                                             --------
                                                                                               41,208
                                                                                             --------
              Total Consumer Discretionary                                                     69,055
                                                                                             --------
              CONSUMER STAPLES (0.8%)
              -----------------------
              DRUG RETAIL (0.8%)
      44,240  CVS Health Corp.                                                                  4,976
      34,460  Walgreens Boots Alliance, Inc.                                                    3,330
                                                                                             --------
                                                                                                8,306
                                                                                             --------
              Total Consumer Staples                                                            8,306
                                                                                             --------
              HEALTH CARE (26.5%)
              -------------------
              BIOTECHNOLOGY (7.4%)
     109,880  Achillion Pharmaceuticals, Inc.*                                                    936
      19,400  Acorda Therapeutics, Inc.*                                                          667
      87,690  Alkermes plc*                                                                     6,140
      27,920  Alnylam Pharmaceuticals, Inc.*                                                    3,558
      32,375  Anacor Pharmaceuticals, Inc.*                                                     4,830
     349,620  Arena Pharmaceuticals, Inc.*                                                      1,412
      59,066  Baxalta, Inc.*                                                                    1,939

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
     120,356  BioCryst Pharmaceuticals, Inc.*                                                $  1,863
       4,602  Biogen, Inc.*                                                                     1,467
       2,000  Blueprint Medicines Corp.*                                                           54
      40,680  Cepheid*                                                                          2,261
       1,900  Chiasma, Inc.*                                                                       45
      84,274  Dicerna Pharmaceuticals, Inc.*                                                    1,030
      43,070  Five Prime Therapeutics, Inc.*                                                    1,013
      64,934  Galapagos N.V.*                                                                   3,896
     111,350  Gilead Sciences, Inc.                                                            13,124
      62,504  GlycoMimetics, Inc.*                                                                479
      39,961  Incyte Corp.*                                                                     4,167
      25,455  Innate Pharma S.A.*                                                                 398
      65,760  Ironwood Pharmaceuticals, Inc.*                                                     687
      24,100  Nivalis Therapeutics, Inc.*                                                         409
      78,530  Otonomy, Inc.*                                                                    2,024
      32,800  Portola Pharmaceuticals, Inc.*                                                    1,622
      14,840  PTC Therapeutics, Inc.*                                                             760
      15,681  Regeneron Pharmaceuticals, Inc.*                                                  8,682
      72,680  Regulus Therapeutics, Inc.*                                                         596
     140,670  Rigel Pharmaceuticals, Inc.*                                                        419
      12,456  Seattle Genetics, Inc.*                                                             596
      30,860  T2 Biosystems, Inc.*                                                                445
      55,518  TESARO, Inc.*                                                                     3,220
      69,300  Trevena, Inc.*                                                                      403
      25,072  Vertex Pharmaceuticals, Inc.*                                                     3,385
                                                                                             --------
                                                                                               72,527
                                                                                             --------
              HEALTH CARE DISTRIBUTORS (1.2%)
      48,850  Cardinal Health, Inc.                                                             4,151
      35,150  McKesson Corp.                                                                    7,753
                                                                                             --------
                                                                                               11,904
                                                                                             --------
              HEALTH CARE EQUIPMENT (5.3%)
     119,910  Abbott Laboratories                                                               6,078
      50,040  AtriCure, Inc.*                                                                   1,391
      80,296  Baxter International, Inc.                                                        3,218
      27,483  Becton, Dickinson & Co.                                                           4,182
     229,810  Boston Scientific Corp.*                                                          3,985
      15,200  ConforMIS, Inc.*                                                                    351
      21,000  EndoChoice Holdings, Inc.*                                                          340
      50,641  Globus Medical, Inc. "A"*                                                         1,421
      15,720  Heartware International, Inc.*                                                    1,426
      22,808  Invuity, Inc.*                                                                      269

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
     100,930  K2M Group Holdings, Inc.*                                                      $  2,309
     156,279  Medtronic plc                                                                    12,251
      66,977  St. Jude Medical, Inc.                                                            4,944
      39,630  Stryker Corp.                                                                     4,053
      14,331  Teleflex, Inc.                                                                    1,920
     110,075  TriVascular Technologies, Inc.*                                                     700
      27,704  Zimmer Biomet Holdings, Inc.                                                      2,883
                                                                                             --------
                                                                                               51,721
                                                                                             --------
              HEALTH CARE FACILITIES (1.3%)
      17,060  Acadia Healthcare Co., Inc.*                                                      1,361
      83,427  Al Noor Hospitals Group plc                                                       1,221
      73,630  HCA Holdings, Inc.*                                                               6,848
      47,633  NMC Health plc                                                                      654
      18,760  Universal Health Services, Inc. "B"                                               2,724
                                                                                             --------
                                                                                               12,808
                                                                                             --------
              HEALTH CARE SERVICES (0.3%)
      70,160  Envision Healthcare Holdings, Inc.*                                               3,143
       1,700  Teladoc, Inc.*                                                                       54
                                                                                             --------
                                                                                                3,197
                                                                                             --------
              HEALTH CARE SUPPLIES (0.4%)
      49,717  DENTSPLY International, Inc.                                                      2,829
      34,680  Endologix, Inc.*                                                                    495
                                                                                             --------
                                                                                                3,324
                                                                                             --------
              HEALTH CARE TECHNOLOGY (1.6%)
      53,275  Allscripts Healthcare Solutions, Inc.*                                              770
      20,580  athenahealth, Inc.*                                                               2,880
      18,660  Cerner Corp.*                                                                     1,338
      41,520  IMS Health Holdings, Inc.*                                                        1,377
      25,470  Inovalon Holdings, Inc. "A"*                                                        615
     363,560  M3, Inc.                                                                          8,575
                                                                                             --------
                                                                                               15,555
                                                                                             --------
              LIFE SCIENCES TOOLS & SERVICES (1.5%)
      49,060  Agilent Technologies, Inc.                                                        2,009
      12,620  Illumina, Inc.*                                                                   2,768
       7,160  MorphoSys AG*                                                                       579
      35,590  PRA Health Sciences, Inc.*                                                        1,494
      16,020  Quintiles Transnational Holdings, Inc.*                                           1,229
      35,570  Thermo Fisher Scientific, Inc.                                                    4,963
      32,890  WuXi PharmaTech Cayman, Inc. ADR*                                                 1,365
                                                                                             --------
                                                                                               14,407
                                                                                             --------

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (1.5%)
      68,280  Aetna, Inc.                                                                    $  7,714
      18,120  Cigna Corp.                                                                       2,610
      34,100  Qualicorp S.A.                                                                      203
      33,620  UnitedHealth Group, Inc.                                                          4,081
                                                                                             --------
                                                                                               14,608
                                                                                             --------
              PHARMACEUTICALS (6.0%)
      73,411  Aerie Pharmaceuticals, Inc.*                                                      1,332
      21,090  Allergan plc*                                                                     6,984
      21,762  Almirall, S.A.                                                                      427
      99,920  AstraZeneca plc ADR                                                               3,376
     224,770  Bristol-Myers Squibb Co.                                                         14,754
      64,100  Daiichi Sankyo Co. Ltd.                                                           1,313
      29,200  Eisai Co. Ltd.                                                                    1,907
      54,890  Eli Lilly and Co.                                                                 4,639
      13,210  Johnson & Johnson                                                                 1,324
      55,325  Medicines Co.*                                                                    1,737
      50,540  MediWound Ltd.*                                                                     354
      59,460  Merck & Co., Inc.                                                                 3,506
      55,290  Mylan N.V.*                                                                       3,096
      36,210  Ocular Therapeutix, Inc.*                                                           836
       8,600  Ono Pharmaceutical Co. Ltd.                                                       1,037
     111,220  Shionogi & Co. Ltd.                                                               4,438
      52,138  Tetraphase Pharmaceuticals, Inc.*                                                 2,479
      37,002  Teva Pharmaceutical Industries Ltd. ADR                                           2,554
      26,056  UCB S.A.                                                                          2,016
      84,657  XenoPort, Inc.*                                                                     618
                                                                                             --------
                                                                                               58,727
                                                                                             --------
              Total Health Care                                                               258,778
                                                                                             --------
              INDUSTRIALS (2.7%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
      92,280  Nidec Corp.                                                                       8,269
                                                                                             --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
      69,255  WageWorks, Inc.*                                                                  3,459
                                                                                             --------
              RESEARCH & CONSULTING SERVICES (1.5%)
      68,505  Equifax, Inc.                                                                     6,996
      94,195  Huron Consulting Group, Inc.*                                                     7,203
                                                                                             --------
                                                                                               14,199
                                                                                             --------
              Total Industrials                                                                25,927
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (59.2%)
              -----------------------------

              COMMUNICATIONS EQUIPMENT (8.4%)
      84,045  Arista Networks, Inc.*                                                         $  7,099
     411,440  CIENA Corp.*                                                                     10,471
   1,283,375  Cisco Systems, Inc.                                                              36,474
     425,300  QUALCOMM, Inc.                                                                   27,385
                                                                                             --------
                                                                                               81,429
                                                                                             --------
              DATA PROCESSING & OUTSOURCED SERVICES (10.3%)
      35,212  Alliance Data Systems Corp.*                                                      9,685
      90,811  Automatic Data Processing, Inc.                                                   7,244
      94,545  Cardtronics, Inc.*                                                                3,505
     523,230  Genpact Ltd.*                                                                    11,621
     178,184  Heartland Payment Systems, Inc.                                                  11,101
      51,260  PayPal Holdings, Inc.*                                                            1,984
      72,530  Vantiv, Inc. "A"*                                                                 3,191
     366,705  VeriFone Systems, Inc.*                                                          11,800
     427,355  Visa, Inc. "A"                                                                   32,197
      80,677  WEX, Inc.*                                                                        8,232
                                                                                             --------
                                                                                              100,560
                                                                                             --------
              ELECTRONIC COMPONENTS (3.4%)
     240,000  Alps Electric Co. Ltd.                                                            7,581
      68,380  Largan Precision Co. Ltd.                                                         6,942
      48,490  Murata Manufacturing Co. Ltd.                                                     7,199
   3,530,630  Sunny Optical Technology Group Co. Ltd.                                           6,813
      62,490  TDK Corp.                                                                         4,382
                                                                                             --------
                                                                                               32,917
                                                                                             --------
              HOME ENTERTAINMENT SOFTWARE (0.4%)
      24,100  Nintendo Co. Ltd.                                                                 4,241
                                                                                             --------
              INTERNET SOFTWARE & SERVICES (14.7%)
      63,800  Akamai Technologies, Inc.*                                                        4,894
      66,880  Alibaba Group Holding Ltd. ADR*                                                   5,239
      34,930  Baidu, Inc. ADR*                                                                  6,031
     151,029  Dropbox, Inc., acquired 5/01/2012; cost $1,367*(a),(b),(c)                        2,885
     102,630  Everyday Health, Inc.*                                                            1,218
     367,166  Facebook, Inc. "A"*                                                              34,517
      94,185  Google, Inc. "A"*                                                                61,927
     116,760  GrubHub, Inc.*                                                                    3,703
      85,645  Marketo, Inc.*                                                                    2,605
     589,865  Tencent Holdings Ltd.                                                            10,987
     118,222  Zillow Group, Inc. "A"*                                                           9,635
                                                                                             --------
                                                                                              143,641
                                                                                             --------

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (2.9%)
     154,001  Accenture plc "A"                                                              $ 15,879
     200,329  Cognizant Technology Solutions Corp. "A"*                                        12,641
                                                                                             --------
                                                                                               28,520
                                                                                             --------
              SEMICONDUCTOR EQUIPMENT (2.1%)
      41,400  Disco Corp.                                                                       3,203
      81,545  Hermes Microvision, Inc.                                                          4,068
      58,420  MKS Instruments, Inc.                                                             2,074
     186,002  Siltronic AG*                                                                     6,721
     418,800  Sumco Corp.                                                                       4,190
                                                                                             --------
                                                                                               20,256
                                                                                             --------
              SEMICONDUCTORS (5.1%)
      35,330  Analog Devices, Inc.                                                              2,061
      77,750  Avago Technologies Ltd.                                                           9,730
      76,590  Cypress Semiconductor Corp.                                                         879
     485,153  Intel Corp.                                                                      14,045
      46,280  Linear Technology Corp.                                                           1,897
      34,305  Microchip Technology, Inc.                                                        1,470
     299,260  Micron Technology, Inc.*                                                          5,539
      18,600  NXP Semiconductors N.V.*                                                          1,804
      25,945  Power Integrations, Inc.                                                          1,006
      66,000  ROHM Co. Ltd.                                                                     3,824
     125,755  SunEdison Semiconductor Ltd.*                                                     1,778
   1,337,655  Taiwan Semiconductor Manufacturing Co. Ltd.                                       5,910
                                                                                             --------
                                                                                               49,943
                                                                                             --------
              SYSTEMS SOFTWARE (4.6%)
      69,740  Fleetmatics Group plc*                                                            3,338
     879,695  Microsoft Corp.                                                                  41,082
                                                                                             --------
                                                                                               44,420
                                                                                             --------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      21,940  Arrow Electronics, Inc.*                                                          1,276
                                                                                             --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (7.2%)
     460,870  Apple, Inc.                                                                      55,904
     270,285  EMC Corp.                                                                         7,268
     266,125  Nimble Storage, Inc.*                                                             7,350
                                                                                             --------
                                                                                               70,522
                                                                                             --------
              Total Information Technology                                                    577,725
                                                                                             --------
              Total Common Stocks (cost: $715,227)                                            939,791
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (1.1%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
      94,942  Pure Storage, Inc. "F", acquired 4/16/2014; cost $1,493*(a),(b),(c)            $  1,488
                                                                                             --------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL MACHINERY (0.1%)
      37,837  Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(a),(b),(c)                     1,249
                                                                                             --------
              INFORMATION TECHNOLOGY (0.8%)
              -----------------------------
              INTERNET SOFTWARE & SERVICES (0.5%)
     133,140  Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(a),(b),(c)              5,277
                                                                                             --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
     151,427  Nutanix, Inc., acquired 8/25/2014; cost $2,029*(a),(b),(c)                        2,561
                                                                                             --------
              Total Information Technology                                                      7,838
                                                                                             --------
              Total Preferred Stocks (cost: $6,138)                                            10,575
                                                                                             --------
              Total Equity Securities (cost: $721,365)                                        950,366
                                                                                             --------

              MONEY MARKET INSTRUMENTS (3.2%)

              MONEY MARKET FUNDS (3.2%)
  31,109,704  State Street Institutional Liquid Reserves Fund Premier Class, 0.11%(d)
                (cost: $31,110)
                                                                                               31,110
                                                                                             --------
              TOTAL INVESTMENTS (COST: $752,475)                                             $981,476
                                                                                             ========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $936,906                  $-         $ 2,885         $939,791
  Preferred Stocks                             -                   -          10,575           10,575
Money Market Instruments:
  Money Market Funds                      31,110                   -               -           31,110
-----------------------------------------------------------------------------------------------------
Total                                   $968,016                  $-         $13,460         $981,476
-----------------------------------------------------------------------------------------------------

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------
                                                               COMMON STOCKS         PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                           $2,711                  $ 4,400
Purchases                                                                  -                    2,029
Sales                                                                   (363)                       -
Transfers into Level 3                                                     -                        -
Transfers out of Level 3                                                   -                        -
Net realized gain (loss) on investments                                  191                        -
Change in net unrealized appreciation/(depreciation) of investments      346                    4,146
-----------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                           $2,885                  $10,575
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, common stocks with fair value of $42,340,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.4% of net assets at July 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

     ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a)  Security deemed illiquid by USAA Asset Management Company
         (the Manager) under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at July 31, 2015, was $13,460,000, which represented 1.4% of the Fund's net assets.

    (b) Security was fair valued at July 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $13,460,000, which represented 1.4% of the Fund's net assets.

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    (c) Restricted security that is not registered under the Securities Act of 1933.

    (d) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $752,475)                             $981,476
   Cash denominated in foreign currencies (identified cost of $192)                               188
   Receivables:
       Capital shares sold                                                                      1,513
       USAA Transfer Agency Company (Note 6D)                                                      12
       Dividends and interest                                                                     135
       Securities sold                                                                         15,438
                                                                                             --------
           Total assets                                                                       998,762
                                                                                             --------
LIABILITIES
   Payables:
       Securities purchased                                                                    21,906
       Capital shares redeemed                                                                    282
   Accrued management fees                                                                        626
   Accrued transfer agent's fees                                                                   39
   Other accrued expenses and payables                                                            135
                                                                                             --------
          Total liabilities                                                                    22,988
                                                                                             --------
              Net assets applicable to capital shares outstanding                            $975,774
                                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                            $688,834
  Overdistribution of net investment income                                                    (1,329)
  Accumulated net realized gain on investments                                                 59,273
  Net unrealized appreciation of investments                                                  229,001
  Net unrealized depreciation of foreign currency translations                                     (5)
                                                                                             --------
              Net assets applicable to capital shares outstanding                            $975,774
                                                                                             ========
  Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $853,755/37,008 shares outstanding)                        $  23.07
                                                                                             ========
       Adviser Shares (net assets of $122,019/5,358 shares outstanding)                      $  22.77
                                                                                             ========

See accompanying notes to financial statements.

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends (net of foreign taxes withheld of $114)                                       $ 13,266
     Interest                                                                                      20
                                                                                             --------
          Total income                                                                         13,286
                                                                                             --------
EXPENSES
     Management fees                                                                            6,020
     Administration and servicing fees:
          Fund Shares                                                                           1,056
          Adviser Shares                                                                           98
     Transfer agent's fees:
          Fund Shares                                                                           1,256
          Adviser Shares                                                                           86
     Distribution and service fees (Note 6E):
          Adviser Shares                                                                          164
     Custody and accounting fees:
          Fund Shares                                                                             185
          Adviser Shares                                                                           16
     Postage:
          Fund Shares                                                                              67
          Adviser Shares                                                                            5
     Shareholder reporting fees:
          Fund Shares                                                                              38
          Adviser Shares                                                                            2
     Trustees' fees                                                                                26
     Registration fees:
          Fund Shares                                                                              63
          Adviser Shares                                                                           52
     Professional fees                                                                            100
     Other                                                                                         15
                                                                                             --------
              Total expenses                                                                    9,249
     Expenses paid indirectly:
          Fund Shares                                                                              (5)
          Adviser Shares                                                                           (1)
                                                                                             --------
              Net expenses                                                                      9,243
                                                                                             --------
NET INVESTMENT INCOME                                                                           4,043
                                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
     Net realized gain on:
          Investments                                                                          76,852
          Foreign currency transactions                                                           350
     Change in net unrealized appreciation/(depreciation) of:
          Investments                                                                          77,988
          Foreign currency translations                                                           (21)
                                                                                             --------
              Net realized and unrealized gain                                                155,169
                                                                                             --------
     Increase in net assets resulting from operations                                        $159,212
                                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-----------------------------------------------------------------------------------------------------

                                                                       2015                      2014
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                    $  4,043                  $ (2,366)
   Net realized gain on investments                                  76,852                    87,867
   Net realized gain on foreign currency transactions                   350                       125
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                   77,988                    40,583
       Foreign currency translations                                    (21)                       12
                                                                   ----------------------------------
       Increase in net assets resulting from operations             159,212                   126,221
                                                                   ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                   (9,864)                  (10,525)
       Adviser Shares                                                  (804)                     (204)
                                                                   ----------------------------------
           Total distributions of net investment income             (10,668)                  (10,729)
                                                                   ----------------------------------
   Net realized gains:
       Fund Shares                                                  (63,661)                  (29,570)
       Adviser Shares                                                (4,386)                     (645)
                                                                   ----------------------------------
           Total distributions of net realized gains                (68,047)                  (30,215)
                                                                   ----------------------------------
       Distributions to shareholders                                (78,715)                  (40,944)
                                                                   ----------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                      191,076                    69,515
   Adviser Shares                                                    96,674                     7,290
                                                                   ----------------------------------
       Total net increase in net assets from capital
           share transactions                                       287,750                    76,805
   Capital contribution from USAA Transfer
       Agency Company (Note 6D)
       Fund Shares                                                       11                         6
                                                                   ----------------------------------
   Net increase in net assets                                       368,258                   162,088

NET ASSETS
   Beginning of year                                                607,516                   445,428
                                                                   ----------------------------------
   End of year                                                     $975,774                  $607,516
                                                                   ==================================
Accumulated undistributed (overdistribution of) net
   investment income (loss):
   End of year                                                     $ (1,329)                 $    (73)
                                                                   ==================================

See accompanying notes to financial statements.

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.  Repurchase agreements are valued at cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are valued at last quoted or purchase price. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    The valuation methodology for certain level 3 securities changed during the period. Securities that were previously valued based on purchase price, are now being fair valued using valuation models as a result of additional data becoming available subsequent to the date of purchase. Securities that were using valuation models are now being valued at the last quoted or purchase price as a result of trading activity.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.


                    QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                        FAIR VALUE AT                             SIGNIFICANT
                        JULY 31, 2015         VALUATION           UNOBSERVABLE
ASSETS                  ($ IN 000's)         TECHNIQUE(S)           INPUT(S)                RANGE
-----------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Preferred Stocks          $4,049               Market          Revenue Multiple(a)       2.6x - 6.4x
                                             Comparables       Discount for lack
                                                               of marketability(b)           10%
-----------------------------------------------------------------------------------------------------

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at July 31, 2015, did not include master netting provisions.

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates. Certain of the Fund's foreign currency contracts are entered into pursuant to International Swaps and Derivative Association (ISDA) Master Agreements, which may contain netting provisions providing for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2015 (IN THOUSANDS)

DERIVATIVES                                                     CHANGE IN UNREALIZED
NOT ACCOUNTED            STATEMENT OF         REALIZED          APPRECIATION
FOR AS HEDGING           OPERATIONS           GAIN ON           (DEPRECIATION)
INSTRUMENTS              LOCATION             DERIVATIVES       ON DERIVATIVES
------------------------------------------------------------------------------------
Foreign                  Net realized gain       $360                    $(17)
exchange                 on foreign currency
contracts                transactions
------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Adviser Shares by $5,000 and $1,000, respectively. For the year ended
    July 31, 2015, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $4,000, which represents 1.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, non-REIT return of capital dividend, and distributions adjustments resulted in reclassifications to the Statement of Assets and Liabilities to decrease accumulated undistributed net investment loss and accumulated net realized gain on investments by $5,369,000. These reclassifications had no effect on net assets.

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                              2015                       2014
                                         ---------------------------------------
Ordinary income*                         $15,683,000                 $19,903,000
Long-term realized capital gain           63,032,000                  21,041,000
                                         -----------                 -----------
  Total distributions paid               $78,715,000                 $40,944,000
                                         ===========                 ===========

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                       $ 5,238,000
Undistributed long-term capital gains                                 54,908,000
Unrealized appreciation of investments                               226,794,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and passive foreign investment corporation adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $730,936,000 and $549,392,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $754,677,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $250,438,000 and $23,639,000, respectively, resulting in net unrealized appreciation of $226,799,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                              YEAR ENDED                           YEAR ENDED
                                             JULY 31, 2015                       JULY 31, 2014
---------------------------------------------------------------------------------------------------
                                          SHARES        AMOUNT               SHARES         AMOUNT
                                          ---------------------------------------------------------
FUND SHARES:
Shares sold                               10,176      $ 222,321               5,704       $113,223
Shares issued from
 reinvested dividends                      3,446         71,880               2,093         39,604
Shares redeemed                           (4,751)      (103,125)             (4,216)       (83,312)
                                          ---------------------------------------------------------
Net increase from capital
 share transactions                        8,871      $ 191,076               3,581       $ 69,515
                                          =========================================================

ADVISER SHARES:
Shares sold                                5,722      $ 122,931                 465       $  9,331
Shares issued from
 reinvested dividends                        190          3,923                   5             93
Shares redeemed                           (1,415)       (30,180)               (108)        (2,134)
                                          ---------------------------------------------------------
Net increase from capital
 share transactions                        4,497      $  96,674                 362       $  7,290
                                          =========================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                                (IN BASIS POINTS)(1)
--------------------------------------------------------------------------
+/- 100 to 400                                     +/- 4
+/- 401 to 700                                     +/- 5
+/- 701 and greater                                +/- 6

    (1) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $6,020,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $238,000 and $8,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.03% and 0.01%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average net assets for assets over $100 million that Wellington Management manages. For the year ended July 31, 2015, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management, of $2,800,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended July 31, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,056,000 and $98,000, respectively.

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $21,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended July 31, 2015, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,256,000 and $86,000, respectively. At July 31, 2015, the Fund recorded a receivable of $1,000 for SAS adjustments to income distribution payable. Additionally, the Fund Shares recorded a capital contribution and a receivable from SAS of $11,000 at July 31, 2015, for adjustments related to corrections to certain shareholder transactions.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $164,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2015, USAA and its affiliates owned 483,000 shares, which represent 9.0% of the Adviser Shares and 1.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

40  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED JULY 31,
                                    ---------------------------------------------------------------------
                                        2015           2014            2013             2012         2011
                                    ---------------------------------------------------------------------
Net asset value at beginning
 of period                          $  20.96       $  17.78        $  14.24         $  13.26     $  10.65
                                    ---------------------------------------------------------------------
Income from investment
 operations:                             .27           (.09)(a)         .03(b)          (.02)        (.01)(a)
 Net investment income (loss)
 Net realized and unrealized gain       4.35           4.86(a)         3.51             1.00         2.62(a)
                                    ---------------------------------------------------------------------
Total from investment operations        4.62           4.77(a)         3.54              .98         2.61(a)
                                    ---------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.31)          (.40)              -                -            -
 Realized capital gains                (2.20)         (1.19)              -                -            -
                                    ---------------------------------------------------------------------
Total distributions                    (2.51)         (1.59)              -                -            -
                                    ---------------------------------------------------------------------
Net asset value at end of period    $  23.07       $  20.96        $  17.78         $  14.24     $  13.26
                                    =====================================================================
Total return (%)*                      23.45          27.94           24.86             7.39        24.51
Net assets at end of period (000)   $853,755       $589,615        $436,613         $354,495     $344,619
Ratios to average net assets:**
 Expenses (%)(c)                        1.18           1.24            1.34             1.38         1.36
 Net investment income (loss) (%)        .52           (.44)           (.08)            (.30)        (.10)
Portfolio turnover (%)                    73             91              93               77          109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2015, average net assets were $705,312,000.

(a) Calculated using average shares.

(b) Reflected a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                                 YEAR ENDED JULY 31,                            JULY 31,
                                   ------------------------------------------------------------------------
                                        2015           2014            2013             2012      2011***
                                   ------------------------------------------------------------------------
Net asset value at beginning
 of period                         $  20.78         $ 17.64          $14.16           $13.22       $10.84
                                   ----------------------------------------------------------------------
Income from
 investment operations:
 Net investment income (loss)           .13(a)         (.12)(a)        (.00)(b)         (.05)        (.06)(a)
 Net realized and unrealized gain      4.39(a)         4.82(a)         3.48              .99         2.44(a)
                                   ----------------------------------------------------------------------
Total from investment operations       4.52(a)         4.70(a)         3.48              .94         2.38(a)
                                   ----------------------------------------------------------------------
Less distributions from:
 Net investment income                 (.33)           (.37)              -                -            -
 Realized capital gains               (2.20)          (1.19)              -                -            -
                                   ----------------------------------------------------------------------
Total distributions                   (2.53)          (1.56)              -                -            -
                                   ----------------------------------------------------------------------
Net asset value at end of period   $  22.77         $ 20.78          $17.64           $14.16       $13.22
                                   ======================================================================
Total return (%)*                     23.18           27.73           24.58             7.11        21.96
Net assets at end of period (000)  $122,019         $17,901          $8,815           $6,940       $6,465
Ratios to average net assets:**
 Expenses (%)(c)                       1.42            1.41(d)         1.56             1.63         1.65(e)
 Expenses, excluding
  reimbursements (%)(c)                1.42            1.41            1.56             1.63         2.02(e)
 Net investment income (loss) (%)       .59            (.61)           (.30)            (.55)        (.44)(e)
Portfolio turnover (%)                   73              91              93               77          109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2015, average net assets were $65,992,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Calculated using average shares. For the year ended July 31, 2015, average shares were 3,063,000.

(b) Represents less than $0.01 per share.

(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Adviser Shares' average net assets.

(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING                ENDING              DURING PERIOD*
                                         ACCOUNT VALUE           ACCOUNT VALUE         FEBRUARY 1, 2015 -
                                        FEBRUARY 1, 2015         JULY 31, 2015           JULY 31, 2015
                                        -----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,124.30                  $6.16

Hypothetical
 (5% return before expenses)                1,000.00               1,018.99                   5.86

ADVISER SHARES
Actual                                      1,000.00               1,122.80                   7.58

Hypothetical
 (5% return before expenses)                1,000.00               1,017.65                   7.20

*Expenses are equal to the Fund's annualized expense ratio of 1.17% for Fund Shares and 1.44% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 12.43% for Fund Shares and 12.28% for Adviser Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

44  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

46  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-year period ended December 31, 2014, and was in the top 10% of its performance universe for three-and five-year periods ended December 31, 2014.

================================================================================

48  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that the Manager also pays the subadvisory fee out of the management fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the

================================================================================

50  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2014, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

52  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

  (2) Member of Executive Committee.

  (3) Member of Audit and Compliance Committee.

  (4) Member of Product Management and Distribution Committee.

  (5) Member of Corporate Governance Committee.

  (6) Member of Investments Committee.

  (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

  (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.

  (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.

  (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

58  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds
Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

60  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES                         Daniel S. McNamara
                                 Robert L. Mason, Ph.D.
                                 Jefferson C. Boyce
                                 Dawn M. Hawley
                                 Paul L. McNamara
                                 Barbara B. Ostdiek, Ph.D.
                                 Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                USAA Asset Management Company
INVESTMENT ADVISER               P.O. Box 659453
                                 San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                  USAA Investment Management Company
DISTRIBUTOR                      P.O. Box 659453
                                 San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                   USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                    State Street Bank and Trust Company
ACCOUNTING AGENT                 P.O. Box 1713
                                 Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                      Ernst & Young LLP
REGISTERED PUBLIC                100 West Houston St., Suite 1700
ACCOUNTING FIRM                  San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                      Under "My Accounts" on
SELF-SERVICE 24/7                usaa.com select your mutual fund
AT USAA.COM                      account and either click the link or
                                 select 'I want to...' and select
OR CALL                          the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
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>> SAVE PAPER AND FUND COSTS
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   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   =============================================================================
   31712-0915                                (c)2015, USAA. All rights reserved.

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA INCOME FUND]

 ========================================================

     ANNUAL REPORT
     USAA INCOME FUND
     FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
     JULY 31, 2015

 ========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...GIVEN THE UNPREDICTABILITY OF THE
FINANCIAL MARKETS, WE BELIEVE IT'S VITAL TO         [PHOTO OF BROOKS ENGLEHARDT]
REMAIN COMMITTED TO ONE'S LONG-TERM
INVESTMENT PLAN..."

--------------------------------------------------------------------------------

SEPTEMBER 2015

The one-year reporting period, which began in August 2014, was dominated by uncertainty. Investor sentiment fluctuated, shifting--sometimes abruptly--in response to a number of influences, such as global economic data, divergence in central bank monetary policy, currency movements, and a steep drop in commodities prices.

A case in point: the turmoil in the emerging markets near the end of July 2015. As China's economy continued to grow at its slowest pace in 25 years, worries about the economic weakness triggered a plunge in the Chinese A-share market. (The A-share market is composed of China-based stocks denominated in the Chinese currency, the renminbi.) At the same time, soft commodity prices deepened concerns about the global economy, dragging down other markets. Then, just a day later, many markets (except China's) rebounded. U.S. stocks advanced in spite of a sharp decline in U.S. consumer confidence--data that was consistent with the economic growth concerns that had pushed down markets the previous day.

In our opinion, investors decided to look past the disappointing U.S. economic data, as they had for much of the reporting period. Consider, as an example, the 11.21% gain of the S&P 500 Index(R) for the reporting period overall. These results were generated in the face of virtually flat first-quarter U.S. gross domestic product (GDP) growth, falling commodities prices, and a strengthening U.S. dollar. We believe this indicates that investors continue to believe that the U.S. economy will achieve escape velocity, which is the ability to grow at a sufficiently fast rate to escape a recession and return to a normal rate of economic growth. However, while the economy has not fallen back into recession, it remains to be seen if it will achieve escape velocity.

Perhaps as a result, the Federal Reserve (the Fed) remains cautious. Although the Fed ended its quantitative easing (QE) program in October 2014, it has yet to raise short-term interest rates. (As of this writing, market expectations are for one increase by the end of 2015.) In the meantime, other global central banks are headed in the opposite direction, cutting interest rates and increasing stimulus measures as they seek to boost economic growth. The results have been mixed. The QE programs launched by the Bank of Japan and the European Central Bank seem to have helped improve financial conditions in both regions, but neither is generating significant GDP growth. China, the second-largest economy in the world, has slowed dramatically and many emerging markets remain weak.

================================================================================

================================================================================

The divergence in monetary policies across the globe, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. The U.S. dollar strengthened, appreciating significantly versus most other global currencies. Although American consumers may benefit when they travel overseas or purchase imported goods, a strong U.S. dollar has made it more difficult for U.S. companies to compete overseas. Meanwhile, commodity prices fell during the reporting period, with steep declines in energy, industrial and agricultural commodities, and precious metals.

The broad fixed-income market recorded a small gain during the reporting period. During the first half of 2015, bonds rallied as interest rates fell (bond prices and rates tend to move in opposite directions). Interest rates rose beginning in February 2015 amid speculation about the timing of a potential Fed interest rate hike. Interest rates fell again in the final weeks of the reporting period, as longer-term U.S. Treasury prices rose, driven by investors seeking traditionally safer securities as negotiations broke down between Greece and its creditors, China's stock market declined, and Puerto Rico seemed likely to default on its municipal debt.

In this environment, and given the unpredictability of the financial markets, we believe it is vital to remain committed to one's long-term investment plan--one that is based on your goals, risk tolerance, and time horizon. You also may want to consider the diversification of your investments. Many of us have sought to broaden our horizons during the summer months, exploring and traveling with family and friends. As summer comes to an end, you might want to consider expanding your investment horizons as well. If you would like help reviewing your investment plan, please call one of our financial advisors. They would be happy to assist you.

In the months ahead, you can rely on us to stay abreast of changing market conditions as we seek to provide you with our best advice, superior service, and a wide variety of investment options. From all of us here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/s/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Financial planning services and financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), a registered investment adviser and insurance agency and its wholly owned subsidiary, USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Distributions to Shareholders                                            19

    Report of Independent Registered
      Public Accounting Firm                                                 20

    Portfolio of Investments                                                 21

    Notes to Portfolio of Investments                                        53

    Financial Statements                                                     59

    Notes to Financial Statements                                            62

EXPENSE EXAMPLE                                                              80

ADVISORY AGREEMENT(S)                                                        82

TRUSTEES' AND OFFICERS' INFORMATION                                          87

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

209374-0915

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA INCOME FUND (THE FUND) SEEKS MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722) or (210) 531-8722. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH, CFA, CPA

--------------------------------------------------------------------------------

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the first half of the reporting period, longer-term interest rates decreased. The yield on a 10-year U.S. Treasury security fell from 2.56% on July 31, 2014, to a low for the reporting period overall of 1.64% on January 30, 2015. In February 2015, longer-term interest rates increased, reaching 2.24% on March 6, 2015, in response to a strong U.S. jobs report. Although longer-term interest rates fell again later in the month when the Federal Reserve (the Fed) indicated that it may increase the federal interest rate in the relatively near future, interest rates began to increase again during the second quarter 2015, driven higher by global events and shifting expectations about potential Fed monetary action. Despite continued signs of improvement, weak first-quarter U.S. gross domestic product confirmed the fears of some market participants that the U.S. economy had yet to achieve a sustainable growth path. The Fed stated that any interest rate hike will be data dependent. In July 2015, interest rates decreased amid a broad flight to safety, as China's economy continued to slow, investors grew concerned about a possible Greek exit from the European Union, and Puerto Rico seemed likely to default on its municipal debt obligations. Longer-term interest rates ended the reporting period lower than they began. On July 31, 2015, the 10-year U.S. Treasury yield was 2.18%.

    Spreads widened across the credit spectrum, with single A, Baa, and high yield spreads widening 40 basis points, 71 basis points, and 125

================================================================================

2  | USAA INCOME FUND

================================================================================

                   o 10-YEAR U.S. TREASURY YIELDS o

               [CHART OF 10-YEAR U.S. TREASURY YIELDS]

    DATE                                           YIELD IN PERCENT
 7/31/2014                                                2.559
  8/1/2014                                                2.493
  8/4/2014                                                2.483
  8/5/2014                                                2.485
  8/6/2014                                                2.472
  8/7/2014                                                2.412
  8/8/2014                                                2.421
 8/11/2014                                                2.428
 8/12/2014                                                 2.45
 8/13/2014                                                2.418
 8/14/2014                                                2.402
 8/15/2014                                                2.341
 8/18/2014                                                2.394
 8/19/2014                                                2.401
 8/20/2014                                                2.427
 8/21/2014                                                2.408
 8/22/2014                                                2.403
 8/25/2014                                                2.383
 8/26/2014                                                2.397
 8/27/2014                                                2.358
 8/28/2014                                                2.337
 8/29/2014                                                2.344
  9/1/2014                                                2.344
  9/2/2014                                                2.422
  9/3/2014                                                2.397
  9/4/2014                                                2.451
  9/5/2014                                                 2.46
  9/8/2014                                                2.472
  9/9/2014                                                2.504
 9/10/2014                                                2.542
 9/11/2014                                                2.551
 9/12/2014                                                2.611
 9/15/2014                                                 2.59
 9/16/2014                                                2.593
 9/17/2014                                                2.621
 9/18/2014                                                2.615
 9/19/2014                                                2.575
 9/22/2014                                                2.565
 9/23/2014                                                2.528
 9/24/2014                                                2.565
 9/25/2014                                                2.503
 9/26/2014                                                2.529
 9/29/2014                                                2.478
 9/30/2014                                                 2.49
 10/1/2014                                                2.386
 10/2/2014                                                2.426
 10/3/2014                                                2.435
 10/6/2014                                                2.421
 10/7/2014                                                 2.34
 10/8/2014                                                2.322
 10/9/2014                                                2.314
10/10/2014                                                2.281
10/13/2014                                                2.281
10/14/2014                                                2.198
10/15/2014                                                2.137
10/16/2014                                                2.157
10/17/2014                                                2.194
10/20/2014                                                2.192
10/21/2014                                                2.223
10/22/2014                                                2.217
10/23/2014                                                2.272
10/24/2014                                                2.269
10/27/2014                                                2.261
10/28/2014                                                2.297
10/29/2014                                                2.318
10/30/2014                                                2.306
10/31/2014                                                2.336
 11/3/2014                                                2.343
 11/4/2014                                                2.334
 11/5/2014                                                2.343
 11/6/2014                                                2.387
 11/7/2014                                                2.298
11/10/2014                                                2.361
11/11/2014                                                2.361
11/12/2014                                                2.372
11/13/2014                                                2.341
11/14/2014                                                2.321
11/17/2014                                                2.341
11/18/2014                                                2.316
11/19/2014                                                 2.36
11/20/2014                                                2.338
11/21/2014                                                2.311
11/24/2014                                                2.307
11/25/2014                                                2.258
11/26/2014                                                2.246
11/27/2014                                                2.246
11/28/2014                                                2.165
 12/1/2014                                                2.236
 12/2/2014                                                2.293
 12/3/2014                                                2.281
 12/4/2014                                                2.235
 12/5/2014                                                2.307
 12/8/2014                                                2.258
 12/9/2014                                                2.214
12/10/2014                                                2.165
12/11/2014                                                2.163
12/12/2014                                                2.083
12/15/2014                                                2.119
12/16/2014                                                 2.06
12/17/2014                                                2.137
12/18/2014                                                2.208
12/19/2014                                                2.163
12/22/2014                                                2.159
12/23/2014                                                2.262
12/24/2014                                                2.264
12/25/2014                                                2.264
12/26/2014                                                2.251
12/29/2014                                                2.203
12/30/2014                                                2.188
12/31/2014                                                2.172
  1/1/2015                                                2.172
  1/2/2015                                                2.111
  1/5/2015                                                2.033
  1/6/2015                                                1.941
  1/7/2015                                                1.969
  1/8/2015                                                2.019
  1/9/2015                                                1.946
 1/12/2015                                                1.908
 1/13/2015                                                1.901
 1/14/2015                                                1.856
 1/15/2015                                                1.716
 1/16/2015                                                1.838
 1/19/2015                                                1.838
 1/20/2015                                                1.789
 1/21/2015                                                1.873
 1/22/2015                                                1.864
 1/23/2015                                                1.798
 1/26/2015                                                1.825
 1/27/2015                                                1.824
 1/28/2015                                                1.722
 1/29/2015                                                1.752
 1/30/2015                                                1.642
  2/2/2015                                                1.665
  2/3/2015                                                1.792
  2/4/2015                                                1.752
  2/5/2015                                                1.821
  2/6/2015                                                1.958
  2/9/2015                                                1.978
 2/10/2015                                                1.998
 2/11/2015                                                2.018
 2/12/2015                                                1.985
 2/13/2015                                                2.051
 2/16/2015                                                2.051
 2/17/2015                                                2.139
 2/18/2015                                                2.081
 2/19/2015                                                2.115
 2/20/2015                                                2.113
 2/23/2015                                                2.058
 2/24/2015                                                1.981
 2/25/2015                                                 1.97
 2/26/2015                                                 2.03
 2/27/2015                                                1.994
  3/2/2015                                                2.083
  3/3/2015                                                 2.12
  3/4/2015                                                2.118
  3/5/2015                                                2.116
  3/6/2015                                                2.242
  3/9/2015                                                2.192
 3/10/2015                                                2.131
 3/11/2015                                                2.109
 3/12/2015                                                2.117
 3/13/2015                                                2.115
 3/16/2015                                                2.073
 3/17/2015                                                2.051
 3/18/2015                                                1.921
 3/19/2015                                                1.969
 3/20/2015                                                1.931
 3/23/2015                                                1.912
 3/24/2015                                                1.874
 3/25/2015                                                1.926
 3/26/2015                                                 1.99
 3/27/2015                                                1.962
 3/30/2015                                                1.948
 3/31/2015                                                1.924
  4/1/2015                                                1.858
  4/2/2015                                                1.912
  4/3/2015                                                 1.84
  4/6/2015                                                1.896
  4/7/2015                                                1.886
  4/8/2015                                                1.906
  4/9/2015                                                 1.96
 4/10/2015                                                1.948
 4/13/2015                                                1.928
 4/14/2015                                                1.899
 4/15/2015                                                1.889
 4/16/2015                                                1.891
 4/17/2015                                                1.866
 4/20/2015                                                 1.89
 4/21/2015                                                 1.91
 4/22/2015                                                 1.98
 4/23/2015                                                1.959
 4/24/2015                                                1.909
 4/27/2015                                                1.922
 4/28/2015                                                2.004
 4/29/2015                                                 2.04
 4/30/2015                                                2.033
  5/1/2015                                                2.114
  5/4/2015                                                2.145
  5/5/2015                                                2.186
  5/6/2015                                                2.244
  5/7/2015                                                2.181
  5/8/2015                                                2.149
 5/11/2015                                                2.281
 5/12/2015                                                 2.25
 5/13/2015                                                2.294
 5/14/2015                                                2.231
 5/15/2015                                                2.143
 5/18/2015                                                2.235
 5/19/2015                                                2.289
 5/20/2015                                                2.249
 5/21/2015                                                2.191
 5/22/2015                                                 2.21
 5/25/2015                                                 2.21
 5/26/2015                                                 2.14
 5/27/2015                                                2.129
 5/28/2015                                                2.136
 5/29/2015                                                2.122
  6/1/2015                                                 2.18
  6/2/2015                                                2.263
  6/3/2015                                                2.365
  6/4/2015                                                2.308
  6/5/2015                                                2.408
  6/8/2015                                                2.383
  6/9/2015                                                2.439
 6/10/2015                                                2.485
 6/11/2015                                                2.378
 6/12/2015                                                2.393
 6/15/2015                                                2.357
 6/16/2015                                                 2.31
 6/17/2015                                                2.317
 6/18/2015                                                2.335
 6/19/2015                                                2.259
 6/22/2015                                                2.373
 6/23/2015                                                 2.41
 6/24/2015                                                2.368
 6/25/2015                                                 2.41
 6/26/2015                                                2.474
 6/29/2015                                                2.325
 6/30/2015                                                2.354
  7/1/2015                                                2.423
  7/2/2015                                                2.383
  7/3/2015                                                2.383
  7/6/2015                                                2.286
  7/7/2015                                                2.259
  7/8/2015                                                2.193
  7/9/2015                                                2.322
 7/10/2015                                                2.398
 7/13/2015                                                2.455
 7/14/2015                                                2.402
 7/15/2015                                                2.353
 7/16/2015                                                2.351
 7/17/2015                                                2.348
 7/20/2015                                                2.373
 7/21/2015                                                2.326
 7/22/2015                                                2.324
 7/23/2015                                                2.269
 7/24/2015                                                2.263
 7/27/2015                                                2.218
 7/28/2015                                                2.251
 7/29/2015                                                2.287
 7/30/2015                                                 2.26
 7/31/2015                                                2.181

                          [END CHART]

Source: Bloomberg Finance L.P.

basis points, respectively as of July 31, 2015. Spreads (yield differentials versus U.S. Treasury securities of comparable maturity) are generally considered an indication of risk; the wider the spread, the greater the credit risk.

Commodities prices fell during the reporting period, with declines across the board, including oil and natural gas, agricultural commodities, and base and precious metals. The drop in prices hurt commodities producers, such as energy companies and metals and mining firms, as well as related industries, such as equipment suppliers.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

                o CRUDE OIL - WEST TEXAS INTERMEDIATE o

              [CHART OF CRUDE OIL - WEST TEXAS INTERMEDIATE]

   DATE                                                           PRICE
 7/31/2014                                                        98.17
  8/1/2014                                                        97.88
  8/4/2014                                                        98.29
  8/5/2014                                                        97.38
  8/6/2014                                                        96.92
  8/7/2014                                                        97.34
  8/8/2014                                                        97.65
 8/11/2014                                                        98.08
 8/12/2014                                                        97.37
 8/13/2014                                                        97.59
 8/14/2014                                                        95.58
 8/15/2014                                                        97.35
 8/18/2014                                                        96.41
 8/19/2014                                                        94.48
 8/20/2014                                                        96.07
 8/21/2014                                                        93.96
 8/22/2014                                                        93.65
 8/25/2014                                                        93.35
 8/26/2014                                                        93.86
 8/27/2014                                                        93.88
 8/28/2014                                                        94.55
 8/29/2014                                                        95.96
  9/2/2014                                                        92.88
  9/3/2014                                                        95.54
  9/4/2014                                                        94.45
  9/5/2014                                                        93.29
  9/8/2014                                                        92.66
  9/9/2014                                                        92.75
 9/10/2014                                                        91.67
 9/11/2014                                                        92.83
 9/12/2014                                                        92.27
 9/15/2014                                                        92.92
 9/16/2014                                                        94.88
 9/17/2014                                                        94.42
 9/18/2014                                                        93.07
 9/19/2014                                                        92.41
 9/22/2014                                                        91.52
 9/23/2014                                                        91.56
 9/24/2014                                                         92.8
 9/25/2014                                                        92.53
 9/26/2014                                                        93.54
 9/29/2014                                                        94.57
 9/30/2014                                                        91.16
 10/1/2014                                                        90.73
 10/2/2014                                                        91.01
 10/3/2014                                                        89.74
 10/6/2014                                                        90.34
 10/7/2014                                                        88.85
 10/8/2014                                                        87.31
 10/9/2014                                                        85.77
10/10/2014                                                        85.82
10/13/2014                                                        85.74
10/14/2014                                                        81.84
10/15/2014                                                        81.78
10/16/2014                                                         82.7
10/17/2014                                                        82.75
10/20/2014                                                        82.71
10/21/2014                                                        82.81
10/22/2014                                                        80.52
10/23/2014                                                        82.09
10/24/2014                                                        81.01
10/27/2014                                                           81
10/28/2014                                                        81.42
10/29/2014                                                         82.2
10/30/2014                                                        81.12
10/31/2014                                                        80.54
 11/3/2014                                                        78.78
 11/4/2014                                                        77.19
 11/5/2014                                                        78.68
 11/6/2014                                                        77.91
 11/7/2014                                                        78.65
11/10/2014                                                         77.4
11/11/2014                                                        77.94
11/12/2014                                                        77.18
11/13/2014                                                        74.21
11/14/2014                                                        75.82
11/17/2014                                                        75.64
11/18/2014                                                        74.61
11/19/2014                                                        74.58
11/20/2014                                                        75.58
11/21/2014                                                        76.51
11/24/2014                                                        75.78
11/25/2014                                                        74.09
11/26/2014                                                        73.69
11/28/2014                                                        66.15
 12/1/2014                                                           69
 12/2/2014                                                        66.88
 12/3/2014                                                        67.38
 12/4/2014                                                        66.81
 12/5/2014                                                        65.84
 12/8/2014                                                        63.05
 12/9/2014                                                        63.82
12/10/2014                                                        60.94
12/11/2014                                                        59.95
12/12/2014                                                        57.81
12/15/2014                                                        55.91
12/16/2014                                                        55.93
12/17/2014                                                        56.47
12/18/2014                                                        54.11
12/19/2014                                                        56.52
12/22/2014                                                        55.26
12/23/2014                                                        57.12
12/24/2014                                                        55.84
12/26/2014                                                        54.73
12/29/2014                                                        53.61
12/30/2014                                                        54.12
12/31/2014                                                        53.27
  1/2/2015                                                        52.69
  1/5/2015                                                        50.04
  1/6/2015                                                        47.93
  1/7/2015                                                        48.65
  1/8/2015                                                        48.79
  1/9/2015                                                        48.36
 1/12/2015                                                        46.07
 1/13/2015                                                        45.89
 1/14/2015                                                        48.48
 1/15/2015                                                        46.25
 1/16/2015                                                        48.69
 1/20/2015                                                        46.39
 1/21/2015                                                        47.78
 1/22/2015                                                        46.31
 1/23/2015                                                        45.59
 1/26/2015                                                        45.15
 1/27/2015                                                        46.23
 1/28/2015                                                        44.45
 1/29/2015                                                        44.53
 1/30/2015                                                        48.24
  2/2/2015                                                        49.57
  2/3/2015                                                        53.05
  2/4/2015                                                        48.45
  2/5/2015                                                        50.48
  2/6/2015                                                        51.69
  2/9/2015                                                        52.86
 2/10/2015                                                        50.02
 2/11/2015                                                        48.84
 2/12/2015                                                        51.21
 2/13/2015                                                        52.78
 2/17/2015                                                        53.53
 2/18/2015                                                        52.14
 2/19/2015                                                        51.16
 2/20/2015                                                        50.34
 2/23/2015                                                        49.45
 2/24/2015                                                        49.28
 2/25/2015                                                        50.99
 2/26/2015                                                        48.17
 2/27/2015                                                        49.76
  3/2/2015                                                        49.59
  3/3/2015                                                        50.52
  3/4/2015                                                        51.53
  3/5/2015                                                        50.76
  3/6/2015                                                        49.61
  3/9/2015                                                           50
 3/10/2015                                                        48.29
 3/11/2015                                                        48.17
 3/12/2015                                                        47.05
 3/13/2015                                                        44.84
 3/16/2015                                                        43.88
 3/17/2015                                                        43.46
 3/18/2015                                                        44.66
 3/19/2015                                                        43.96
 3/20/2015                                                        45.72
 3/23/2015                                                        47.45
 3/24/2015                                                        47.51
 3/25/2015                                                        49.21
 3/26/2015                                                        51.43
 3/27/2015                                                        48.87
 3/30/2015                                                        48.68
 3/31/2015                                                        47.6
  4/1/2015                                                        50.09
  4/2/2015                                                        49.14
  4/6/2015                                                        52.14
  4/7/2015                                                        53.98
  4/8/2015                                                        50.42
  4/9/2015                                                        50.79
 4/10/2015                                                        51.64
 4/13/2015                                                        51.91
 4/14/2015                                                        53.29
 4/15/2015                                                        56.39
 4/16/2015                                                        56.71
 4/17/2015                                                        55.74
 4/20/2015                                                        56.38
 4/21/2015                                                        55.26
 4/22/2015                                                        56.16
 4/23/2015                                                        57.74
 4/24/2015                                                        57.15
 4/27/2015                                                        56.99
 4/28/2015                                                        57.06
 4/29/2015                                                        58.58
 4/30/2015                                                        59.63
  5/1/2015                                                        59.15
  5/4/2015                                                        58.93
  5/5/2015                                                         60.4
  5/6/2015                                                        60.93
  5/7/2015                                                        58.94
  5/8/2015                                                        59.39
 5/11/2015                                                        59.25
 5/12/2015                                                        60.75
 5/13/2015                                                         60.5
 5/14/2015                                                        59.88
 5/15/2015                                                        59.69
 5/18/2015                                                        59.43
 5/19/2015                                                        57.26
 5/20/2015                                                        58.98
 5/21/2015                                                        60.72
 5/22/2015                                                        59.72
 5/26/2015                                                        58.03
 5/27/2015                                                        57.51
 5/28/2015                                                        57.68
 5/29/2015                                                         60.3
  6/1/2015                                                         60.2
  6/2/2015                                                        61.26
  6/3/2015                                                        59.64
  6/4/2015                                                           58
  6/5/2015                                                        59.13
  6/8/2015                                                        58.14
  6/9/2015                                                        60.14
 6/10/2015                                                        61.43
 6/11/2015                                                        60.77
 6/12/2015                                                        59.96
 6/15/2015                                                        59.52
 6/16/2015                                                        59.97
 6/17/2015                                                        59.92
 6/18/2015                                                        60.45
 6/19/2015                                                        59.61
 6/22/2015                                                        59.68
 6/23/2015                                                        61.01
 6/24/2015                                                        60.27
 6/25/2015                                                         59.7
 6/26/2015                                                        59.63
 6/29/2015                                                        58.33
 6/30/2015                                                        59.47
  7/1/2015                                                        56.96
  7/2/2015                                                        56.93
  7/6/2015                                                        52.53
  7/7/2015                                                        52.33
  7/8/2015                                                        51.65
  7/9/2015                                                        52.78
 7/10/2015                                                        52.74
 7/13/2015                                                         52.2
 7/14/2015                                                        53.04
 7/15/2015                                                        51.41
 7/16/2015                                                        50.91
 7/17/2015                                                        50.89
 7/20/2015                                                        50.15
 7/21/2015                                                        50.36
 7/22/2015                                                        49.19
 7/23/2015                                                        48.45
 7/24/2015                                                        48.14
 7/27/2015                                                        47.39
 7/28/2015                                                        47.98
 7/29/2015                                                        48.79
 7/30/2015                                                        48.52
 7/31/2015                                                        47.12

                              [END CHART]

Source: Bloomberg Finance L.P.

o   HOW DID THE USAA INCOME FUND (THE FUND) PERFORM DURING THE REPORTING
    PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the reporting period ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 1.45%, 1.51%, and 1.23%, respectively. This compares to returns of 2.35% for the Lipper A Rated Bond Funds Index and 2.82% for the Barclays U.S. Aggregate Bond Index. For the same period, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 3.68%, 3.74%, and 3.46%, respectively, compared to 2.35% for the Lipper A Rated Bond Funds Index.

    Refer to pages 9 and 10 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

4  | USAA INCOME FUND

================================================================================

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We maintained our disciplined investment approach for the Fund, through which we seek to generate an attractive yield with an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. During the reporting period, we sought relative values across the fixed-income market, building the portfolio bond-by-bond through fundamental bottom-up analysis. In our opinion, this approach has the potential to generate attractive total returns with less volatility.

    The Fund benefited during the reporting period from our income-oriented approach. However, the Fund's portfolio was negatively impacted by its shorter duration relative to the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index. Longer-duration bonds were the best-performing securities in both indexes. (Duration is a measure of a portfolio's sensitivity to interest rates.) Although the decrease in U.S. Treasury yields helped performance, these results were offset by the widening of credit spreads. (Bond prices and yields move in opposite directions.) In addition, the Fund's portfolio holdings of energy-related corporate bonds weighed on performance, as the drop in oil and natural gas prices negatively impacted many of these companies. Hybrid securities and floating rate bond prices also dampened performance results. The Fund's investments in longer-term bonds, residential mortgage pass-through bonds, and municipal bonds, as well as certain of the Fund's equity holdings, contributed positively to the Fund's performance.

    Working with our team of credit analysts we sought to uncover investment ideas where our fundamental understanding of the credit risk is different than the market. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. In choosing investments, we sought to maintain a high-quality portfolio, with a focus

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    on securities A-rated or better. During the reporting period, we took advantage of attractive opportunities to lengthen the Fund's duration by purchasing high-quality, longer-maturity securities, corporate bonds, municipal bonds, and asset-backed securities.

    As always, our credit analysts regularly monitor every holding in the portfolio. We remain committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the relative size of positions we take in any one issuer.

    Thank you for your continued investment in the Fund.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

6  | USAA INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USAIX)

--------------------------------------------------------------------------------
                                        7/31/15                    7/31/14
--------------------------------------------------------------------------------
Net Assets                           $3.5 Billion                $2.9 Billion
Net Asset Value Per Share              $12.99                      $13.28

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
  1 YEAR                          5 YEARS                             10 YEARS
  1.45%                            4.25%                               5.12%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/15                 EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                3.21%                                          0.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JULY 31, 2015

------------------------------------------------------------------------------------------------
                        TOTAL RETURN       =     DIVIDEND RETURN          +      PRICE CHANGE
------------------------------------------------------------------------------------------------
10 YEARS                    5.12%          =           4.54%              +          0.58%
5 YEARS                     4.25%          =           3.82%              +          0.43%
1 YEAR                      1.45%          =           3.44%              +         -1.99%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2006 - JULY 31, 2015

      [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

               TOTAL RETURN       DIVIDEND RETURN         CHANGE IN SHARE PRICE
7/31/06           1.50%                4.75%                     -3.25%
7/31/07           5.09%                5.09%                      0.00%
7/31/08           4.37%                5.29%                     -0.92%
7/31/09           6.38%                5.96%                      0.42%
7/31/10          13.00%                5.24%                      7.76%
7/31/11           6.34%                4.23%                      2.11%
7/31/12           6.85%                3.94%                      2.91%
7/31/13           1.30%                3.51%                     -2.21%
7/31/14           5.43%                4.02%                      1.41%
7/31/15           1.45%                3.59%                     -2.14%

                                  [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. SHARE PRICES AND DIVIDEND RATES WILL VARY FROM PERIOD TO PERIOD. HOWEVER, DIVIDEND RETURNS GENERALLY ARE MORE CONSISTENT AND LESS VOLATILE THAN SHARE PRICES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

8  | USAA INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                       LIPPER CORPORATE DEBT FUNDS
                       USAA INCOME FUND SHARES             A RATED AVERAGE
7/31/2006                       4.86                             4.33
7/31/2007                       5.04                             4.54
7/31/2008                       5.32                             4.91
7/31/2009                       5.43                             4.97
7/31/2010                       4.64                             3.96
7/31/2011                       4.01                             3.53
7/31/2012                       3.68                             3.02
7/31/2013                       3.62                             2.83
7/31/2014                       3.86                             3.14
7/31/2015                       3.68                             2.73

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/06 to 7/31/15.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INCOME FUND         LIPPER A RATED BOND            BARCLAYS U.S. AGGREGATE
                        SHARES                  FUNDS INDEX                      BOND INDEX
 7/31/2005            $10,000.00                $10,000.00                      $10,000.00
 8/31/2005             10,142.28                 10,134.95                       10,128.20
 9/30/2005             10,050.95                 10,014.69                       10,023.86
10/31/2005              9,977.38                  9,922.12                        9,944.54
11/30/2005             10,014.96                  9,972.32                        9,988.52
12/31/2005             10,106.50                 10,069.04                       10,083.48
 1/31/2006             10,102.36                 10,063.52                       10,084.05
 2/28/2006             10,139.03                 10,100.76                       10,117.53
 3/31/2006             10,047.20                  9,986.28                       10,018.24
 4/30/2006             10,002.08                  9,946.21                       10,000.08
 5/31/2006             10,001.97                  9,941.67                        9,989.41
 6/30/2006             10,022.50                  9,948.57                       10,010.59
 7/31/2006             10,149.83                 10,080.05                       10,145.95
 8/31/2006             10,302.35                 10,240.63                       10,301.27
 9/30/2006             10,397.22                 10,330.88                       10,391.76
10/31/2006             10,472.94                 10,405.12                       10,460.50
11/30/2006             10,584.24                 10,531.06                       10,581.85
12/31/2006             10,527.22                 10,461.37                       10,520.44
 1/31/2007             10,529.99                 10,456.54                       10,516.12
 2/28/2007             10,700.27                 10,632.54                       10,678.28
 3/31/2007             10,689.73                 10,610.41                       10,678.61
 4/30/2007             10,724.15                 10,666.21                       10,736.19
 5/31/2007             10,627.06                 10,582.78                       10,654.83
 6/30/2007             10,584.56                 10,533.86                       10,623.31
 7/31/2007             10,666.53                 10,591.32                       10,711.92
 8/31/2007             10,783.79                 10,672.52                       10,843.21
 9/30/2007             10,853.09                 10,758.41                       10,925.47
10/31/2007             10,936.80                 10,838.69                       11,023.61
11/30/2007             11,080.14                 10,964.28                       11,221.85
12/31/2007             11,056.67                 10,937.54                       11,253.37
 1/31/2008             11,240.42                 11,076.92                       11,442.41
 2/29/2008             11,230.84                 11,046.58                       11,458.29
 3/31/2008             11,242.14                 10,992.22                       11,497.38
 4/30/2008             11,257.24                 11,032.85                       11,473.36
 5/31/2008             11,228.39                 10,959.85                       11,389.22
 6/30/2008             11,186.43                 10,921.45                       11,380.02
 7/31/2008             11,133.08                 10,835.94                       11,370.74
 8/31/2008             11,210.83                 10,866.52                       11,478.65
 9/30/2008             10,893.60                 10,501.74                       11,324.48
10/31/2008             10,293.78                  9,948.26                       11,057.17
11/30/2008             10,290.12                 10,052.02                       11,417.08
12/31/2008             10,499.36                 10,423.93                       11,843.04
 1/31/2009             10,493.23                 10,395.28                       11,738.55
 2/28/2009             10,477.28                 10,272.23                       11,694.24
 3/31/2009             10,640.01                 10,394.42                       11,856.80
 4/30/2009             10,885.94                 10,601.62                       11,913.49
 5/31/2009             11,314.47                 10,886.17                       11,999.91
 6/30/2009             11,522.37                 11,076.96                       12,068.16
 7/31/2009             11,843.07                 11,410.97                       12,262.81
 8/31/2009             12,126.81                 11,549.38                       12,389.79
 9/30/2009             12,351.65                 11,834.54                       12,519.94
10/31/2009             12,463.83                 11,930.50                       12,581.75
11/30/2009             12,630.68                 12,071.52                       12,744.65
12/31/2009             12,571.94                 11,958.97                       12,545.43
 1/31/2010             12,805.75                 12,155.57                       12,737.07
 2/28/2010             12,861.72                 12,190.74                       12,784.63
 3/31/2010             12,904.24                 12,236.73                       12,768.92
 4/30/2010             13,075.13                 12,414.56                       12,901.84
 5/31/2010             13,078.45                 12,415.26                       13,010.40
 6/30/2010             13,229.42                 12,620.74                       13,214.42
 7/31/2010             13,383.19                 12,783.55                       13,355.41
 8/31/2010             13,597.18                 13,008.73                       13,527.26
 9/30/2010             13,689.94                 13,048.45                       13,541.67
10/31/2010             13,774.82                 13,072.51                       13,589.89
11/30/2010             13,716.05                 12,988.08                       13,511.78
12/31/2010             13,596.85                 12,890.94                       13,366.08
 1/31/2011             13,645.36                 12,905.19                       13,381.63
 2/28/2011             13,709.84                 12,994.92                       13,415.11
 3/31/2011             13,749.97                 12,999.64                       13,422.52
 4/30/2011             13,913.73                 13,189.30                       13,592.90
 5/31/2011             14,066.36                 13,352.85                       13,770.29
 6/30/2011             14,034.36                 13,257.11                       13,729.98
 7/31/2011             14,232.26                 13,488.91                       13,947.84
 8/31/2011             14,323.39                 13,564.10                       14,151.62
 9/30/2011             14,315.09                 13,634.55                       14,254.57
10/31/2011             14,404.09                 13,750.59                       14,269.88
11/30/2011             14,375.87                 13,638.80                       14,257.50
12/31/2011             14,530.86                 13,826.40                       14,414.20
1/31/2012              14,687.91                 14,044.22                       14,540.77
2/29/2012              14,744.82                 14,102.21                       14,537.43
3/31/2012              14,732.75                 14,008.69                       14,457.78
4/30/2012              14,886.95                 14,185.08                       14,618.06
5/31/2012              14,982.73                 14,328.40                       14,750.33
6/30/2012              15,004.31                 14,354.75                       14,756.11
7/31/2012              15,206.74                 14,674.78                       14,959.64
8/31/2012              15,275.56                 14,708.44                       14,969.42
9/30/2012              15,375.75                 14,740.61                       14,990.02
10/31/2012             15,490.29                 14,843.70                       15,019.51
11/30/2012             15,559.17                 14,866.03                       15,043.21
12/31/2012             15,548.34                 14,833.68                       15,021.79
1/31/2013              15,549.77                 14,739.36                       14,916.72
2/28/2013              15,663.06                 14,841.33                       14,991.49
3/31/2013              15,708.51                 14,854.35                       15,003.46
 4/30/2013             15,903.82                 15,120.98                       15,155.28
 5/31/2013             15,675.46                 14,742.75                       14,884.88
 6/30/2013             15,333.48                 14,334.65                       14,654.63
 7/31/2013             15,403.89                 14,383.30                       14,674.67
 8/31/2013             15,308.24                 14,259.38                       14,599.65
 9/30/2013             15,437.86                 14,381.36                       14,737.87
10/31/2013             15,604.20                 14,590.04                       14,857.02
11/30/2013             15,587.87                 14,530.42                       14,801.40
12/31/2013             15,520.51                 14,471.72                       14,717.75
 1/31/2014             15,757.41                 14,821.32                       14,935.21
 2/28/2014             15,875.99                 14,975.99                       15,014.62
 3/31/2014             15,886.95                 15,014.38                       14,989.05
 4/30/2014             16,044.98                 15,190.03                       15,115.53
 5/31/2014             16,224.65                 15,404.10                       15,287.63
 6/30/2014             16,276.90                 15,447.06                       15,295.53
 7/31/2014             16,240.73                 15,437.56                       15,257.17
 8/31/2014             16,395.53                 15,680.14                       15,425.60
 9/30/2014             16,278.98                 15,481.48                       15,320.86
10/31/2014             16,399.46                 15,652.23                       15,471.45
11/30/2014             16,465.50                 15,789.32                       15,581.21
12/31/2014             16,434.55                 15,859.64                       15,595.82
 1/31/2015             16,738.59                 16,399.20                       15,922.82
 2/28/2015             16,656.78                 16,096.31                       15,773.13
 3/31/2015             16,703.19                 16,153.18                       15,846.34
 4/30/2015             16,664.34                 16,027.88                       15,789.50
 5/31/2015             16,634.47                 15,912.28                       15,751.46
 6/30/2015             16,412.09                 15,652.16                       15,579.69
 7/31/2015             16,476.62                 15,800.55                       15,688.01

                                   [END CHART]

                          Data from 7/31/05 to 7/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly into an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

10  | USAA INCOME FUND

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIINX)

--------------------------------------------------------------------------------
                                       7/31/15                       7/31/14
--------------------------------------------------------------------------------
Net Assets                           $2.2 Billion                 $2.1 Billion
Net Asset Value Per Share              $12.99                       $13.28

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
       1 YEAR                      5 YEARS              SINCE INCEPTION 8/01/08
       1.51%                        4.38%                       5.91%

--------------------------------------------------------------------------------
       30-DAY SEC YIELD* AS OF 7/31/15           EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                    3.28%                                  0.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA INCOME FUND                 LIPPER CORPORATE DEBT
                        INSTITUTIONAL SHARES               FUNDS A RATED AVERAGE
7/31/2010                      4.86                                3.96
7/31/2011                      4.23                                3.53
7/31/2012                      3.80                                3.02
7/31/2013                      3.75                                2.83
7/31/2014                      3.96                                3.14
7/31/2015                      3.74                                2.73

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/10 to 7/31/15.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA INCOME FUND        LIPPER A RATED BOND    BARCLAYS U.S. AGGREGATE
                 INSTITUTIONAL SHARES        FUNDS INDEX               BOND INDEX
 7/31/2008          $10,000.00                $10,000.00               $10,000.00
 8/31/2008           10,055.01                 10,028.22                10,094.91
 9/30/2008            9,773.05                  9,691.59                 9,959.32
10/31/2008            9,237.79                  9,180.80                 9,724.23
11/30/2008            9,236.65                  9,276.55                10,040.76
12/31/2008            9,427.63                  9,619.78                10,415.37
 1/31/2009            9,415.64                  9,593.33                10,323.47
 2/28/2009            9,411.92                  9,479.78                10,284.50
 3/31/2009            9,560.51                  9,592.54                10,427.47
 4/30/2009            9,783.97                  9,783.75                10,477.33
 5/31/2009           10,171.39                 10,046.35                10,553.32
 6/30/2009           10,360.57                 10,222.43                10,613.35
 7/31/2009           10,652.16                 10,530.67                10,784.54
 8/31/2009           10,900.47                 10,658.41                10,896.20
 9/30/2009           11,105.20                 10,921.56                11,010.66
10/31/2009           11,217.48                 11,010.12                11,065.03
11/30/2009           11,370.44                 11,140.26                11,208.28
12/31/2009           11,309.79                 11,036.39                11,033.08
 1/31/2010           11,531.30                 11,217.83                11,201.62
 2/28/2010           11,574.58                 11,250.28                11,243.45
 3/31/2010           11,624.81                 11,292.72                11,229.63
 4/30/2010           11,781.04                 11,456.84                11,346.52
 5/31/2010           11,786.08                 11,457.48                11,442.00
 6/30/2010           11,915.28                 11,647.11                11,621.43
 7/31/2010           12,065.96                 11,797.36                11,745.42
 8/31/2010           12,261.25                 12,005.17                11,896.55
 9/30/2010           12,347.04                 12,041.82                11,909.23
10/31/2010           12,425.80                 12,064.03                11,951.63
11/30/2010           12,365.74                 11,986.12                11,882.94
12/31/2010           12,261.04                 11,896.47                11,754.80
 1/31/2011           12,316.56                 11,909.62                11,768.48
 2/28/2011           12,377.14                 11,992.42                11,797.92
 3/31/2011           12,406.22                 11,996.78                11,804.44
 4/30/2011           12,556.24                 12,171.81                11,954.28
 5/31/2011           12,705.90                 12,322.75                12,110.29
 6/30/2011           12,669.48                 12,234.39                12,074.83
 7/31/2011           12,850.45                 12,448.30                12,266.44
 8/31/2011           12,945.08                 12,517.70                12,445.65
 9/30/2011           12,938.91                 12,582.71                12,536.18
10/31/2011           13,010.56                 12,689.80                12,549.65
11/30/2011           12,996.48                 12,586.63                12,538.76
12/31/2011           13,128.02                 12,759.76                12,676.57
 1/31/2012           13,281.25                 12,960.77                12,787.88
 2/29/2012           13,334.15                 13,014.29                12,784.95
 3/31/2012           13,314.58                 12,927.99                12,714.90
 4/30/2012           13,455.34                 13,090.77                12,855.86
 5/31/2012           13,543.31                 13,223.03                12,972.18
 6/30/2012           13,574.18                 13,247.35                12,977.27
 7/31/2012           13,747.80                 13,542.69                13,156.26
 8/31/2012           13,810.98                 13,573.75                13,164.86
 9/30/2012           13,902.20                 13,603.45                13,182.98
10/31/2012           14,009.00                 13,698.58                13,208.91
11/30/2012           14,072.75                 13,719.19                13,229.75
12/31/2012           14,075.26                 13,689.34                13,210.92
 1/31/2013           14,067.78                 13,602.29                13,118.52
 2/28/2013           14,171.56                 13,696.39                13,184.27
 3/31/2013           14,224.22                 13,708.41                13,194.80
 4/30/2013           14,391.52                 13,954.47                13,328.31
 5/31/2013           14,196.33                 13,605.42                13,090.51
 6/30/2013           13,877.48                 13,228.80                12,888.02
 7/31/2013           13,943.43                 13,273.70                12,905.64
 8/31/2013           13,858.26                 13,159.34                12,839.67
 9/30/2013           13,977.33                 13,271.90                12,961.22
10/31/2013           14,130.02                 13,464.49                13,066.01
11/30/2013           14,116.77                 13,409.46                13,017.09
12/31/2013           14,068.49                 13,355.30                12,943.53
 1/31/2014           14,273.39                 13,677.92                13,134.78
 2/28/2014           14,382.12                 13,820.67                13,204.61
 3/31/2014           14,393.06                 13,856.09                13,182.12
 4/30/2014           14,537.52                 14,018.19                13,293.36
 5/31/2014           14,701.37                 14,215.75                13,444.71
 6/30/2014           14,749.47                 14,255.40                13,451.66
 7/31/2014           14,728.51                 14,246.63                13,417.92
 8/31/2014           14,867.63                 14,470.49                13,566.04
 9/30/2014           14,762.80                 14,287.16                13,473.93
10/31/2014           14,862.00                 14,444.74                13,606.37
11/30/2014           14,933.76                 14,571.25                13,702.90
12/31/2014           14,907.37                 14,636.15                13,715.75
 1/31/2015           15,175.82                 15,134.08                14,003.33
 2/28/2015           15,103.46                 14,854.55                13,871.68
 3/31/2015           15,145.21                 14,907.04                13,936.07
 4/30/2015           15,121.13                 14,791.40                13,886.08
 5/31/2015           15,079.94                 14,684.73                13,852.63
 6/30/2015           14,890.83                 14,444.67                13,701.56
 7/31/2015           14,950.99                 14,581.61                13,796.83

                                   [END CHART]

                         Data from 7/31/08 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 10 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UINCX)

--------------------------------------------------------------------------------
                                       7/31/15                       7/31/14
--------------------------------------------------------------------------------
Net Assets                           $222.5 Million               $42.5 Million
Net Asset Value Per Share               $12.96                       $13.25

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/15
--------------------------------------------------------------------------------
                1 YEAR                              SINCE INCEPTION 8/01/10
                1.23%                                        3.96%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/15                 EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------
                      3.01%                                   0.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Adviser Shares' expense limitation was 0.90% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

14  | USAA INCOME FUND

================================================================================

                       o 12-MONTH DIVIDEND YIELD COMPARISON o

                   [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                        USAA INCOME FUND             LIPPER CORPORATE DEBT FUNDS
                         ADVISER SHARES                    A RATED AVERAGE
7/31/2012                     3.40                              3.02
7/31/2013                     3.31                              2.83
7/31/2014                     3.62                              3.14
7/31/2015                     3.46                              2.73

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The yields quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/12 to 7/31/15.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LIPPER A RATED BOND      USAA INCOME FUND        BARCLAYS U.S. AGGREGATE
                       FUNDS INDEX            ADVISER SHARES                BOND INDEX
 7/31/2010             $10,000.00               $10,000.00                 $10,000.00
 8/31/2010              10,176.15                10,162.09                  10,128.67
 9/30/2010              10,207.22                10,236.32                  10,139.47
10/31/2010              10,226.04                10,297.51                  10,175.57
11/30/2010              10,160.00                10,243.44                  10,117.09
12/31/2010              10,084.01                10,151.81                  10,007.99
 1/31/2011              10,095.16                10,186.50                  10,019.64
 2/28/2011              10,165.34                10,232.86                  10,044.70
 3/31/2011              10,169.04                10,260.68                  10,050.25
 4/30/2011              10,317.40                10,373.18                  10,177.83
 5/31/2011              10,445.34                10,493.60                  10,310.65
 6/30/2011              10,370.45                10,459.46                  10,280.46
 7/31/2011              10,551.77                10,605.46                  10,443.59
 8/31/2011              10,610.59                10,678.79                  10,596.17
 9/30/2011              10,665.70                10,670.09                  10,673.26
10/31/2011              10,756.47                10,725.79                  10,684.72
11/30/2011              10,669.02                10,710.40                  10,675.45
12/31/2011              10,815.78                10,814.83                  10,792.78
 1/31/2012              10,986.16                10,938.11                  10,887.55
 2/29/2012              11,031.53                10,978.09                  10,885.05
 3/31/2012              10,958.38                10,958.31                  10,825.41
 4/30/2012              11,096.35                11,070.64                  10,945.43
 5/31/2012              11,208.47                11,139.03                  11,044.46
 6/30/2012              11,229.08                11,160.94                  11,048.79
 7/31/2012              11,479.42                11,300.09                  11,201.19
 8/31/2012              11,505.75                11,348.41                  11,208.51
 9/30/2012              11,530.92                11,419.79                  11,223.94
10/31/2012              11,611.57                11,502.01                  11,246.01
11/30/2012              11,629.03                11,550.18                  11,263.76
12/31/2012              11,603.73                11,539.02                  11,247.72
 1/31/2013              11,529.94                11,537.85                  11,169.05
 2/28/2013              11,609.71                11,619.18                  11,225.04
 3/31/2013              11,619.89                11,649.96                  11,234.00
 4/30/2013              11,828.47                11,791.82                  11,347.67
 5/31/2013              11,532.59                11,618.75                  11,145.21
 6/30/2013              11,213.36                11,362.36                  10,972.81
 7/31/2013              11,251.41                11,412.37                  10,987.81
 8/31/2013              11,154.47                11,339.19                  10,931.64
 9/30/2013              11,249.89                11,433.14                  11,035.13
10/31/2013              11,413.14                11,553.80                  11,124.35
11/30/2013              11,366.49                11,539.62                  11,082.70
12/31/2013              11,320.58                11,486.42                  11,020.07
 1/31/2014              11,594.05                11,650.77                  11,182.90
 2/28/2014              11,715.05                11,745.73                  11,242.36
 3/31/2014              11,745.08                11,751.25                  11,223.21
 4/30/2014              11,882.48                11,857.24                  11,317.91
 5/31/2014              12,049.94                11,988.67                  11,446.77
 6/30/2014              12,083.55                12,025.10                  11,452.69
 7/31/2014              12,076.11                11,995.29                  11,423.96
 8/31/2014              12,265.87                12,108.43                  11,550.08
 9/30/2014              12,110.47                12,020.91                  11,471.65
10/31/2014              12,244.04                12,108.34                  11,584.41
11/30/2014              12,351.27                12,155.37                  11,666.59
12/31/2014              12,406.29                12,129.26                  11,677.53
 1/31/2015              12,828.36                12,350.95                  11,922.38
 2/28/2015              12,591.42                12,279.13                  11,810.29
 3/31/2015              12,635.91                12,320.19                  11,865.12
 4/30/2015              12,537.89                12,288.94                  11,822.55
 5/31/2015              12,447.47                12,254.94                  11,794.07
 6/30/2015              12,243.99                12,097.58                  11,665.46
 7/31/2015              12,360.06                12,143.11                  11,746.57

                                   [END CHART]

                         Data from 7/31/10 to 7/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 10 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

16  | USAA INCOME FUND

================================================================================

                       o PORTFOLIO RATINGS MIX - 7/31/15 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        21.7%
AA                                                                          9.8%
A                                                                          29.7%
BBB                                                                        29.7%
BELOW INVESTMENT-GRADE                                                      7.2%
UNRATED                                                                     1.9%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and prerefunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 21-52.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o TOP 10 HOLDINGS* - 7/31/15 o
                                (% of Net Assets)

                                                          COUPON RATE %            % OF NET ASSETS
                                                        -------------------------------------------
U.S. Treasury Notes ..................................        3.63                       1.5
U.S. Treasury Notes ..................................        2.00                       1.3
U.S. Treasury Inflation-Indexed Notes ................        2.38                       1.1
U.S. Treasury Bonds ..................................        2.50                       1.1
U.S. Treasury Notes ..................................        3.50                       1.0
U.S. Treasury Notes ..................................        2.63                       1.0
U.S. Treasury Bonds ..................................        3.00                       0.7
U.S. Treasury Bonds ..................................        2.75                       0.6
U.S. Treasury Bonds ..................................        3.88                       0.6
Electricite De France S.A. ...........................        5.25                       0.5

*Excludes money market instruments.

                    o PORTFOLIO MIX - 7/31/15 o

                    [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                         47.6%
EURODOLLAR AND YANKEE OBLIGATIONS                             15.2%
U.S. TREASURY SECURITIES                                      11.8%
COMMERCIAL MORTGAGE SECURITIES                                 8.1%
MUNICIPAL BONDS                                                7.4%
ASSET-BACKED SECURITIES                                        3.1%
U.S. GOVERNMENT AGENCY ISSUES                                  2.1%
PREFERRED STOCKS                                               1.8%
COMMON STOCKS                                                  1.6%
FOREIGN GOVERNMENT OBLIGATIONS                                 0.5%
VARIABLE-RATE DEMAND NOTES                                     0.3%
MONEY MARKET FUNDS                                             0.1%

                          [END CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA INCOME FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2015, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2016.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2015:

 DIVIDEND RECEIVED                 LONG TERM
DEDUCTION (CORPORATE              CAPITAL GAIN                    QUALIFIED INTEREST
  SHAREHOLDERS)(1)               DISTRIBUTIONS(2)                       INCOME
------------------------------------------------------------------------------------
     2.76%                          $7,075,000                        $181,298,000
------------------------------------------------------------------------------------

(1)Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2015, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  19

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 21, 2015

================================================================================

20  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2015

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (47.6%)

               CONSUMER DISCRETIONARY (3.1%)
               -----------------------------
               APPAREL RETAIL (0.3%)
$    10,000    L Brands, Inc.                                          5.63%            2/15/2022             $   10,775
      5,000    Mens Wearhouse, Inc.(a)                                 5.00             6/18/2021                  5,038
                                                                                                              ----------
                                                                                                                  15,813
                                                                                                              ----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
      1,995    Hanesbrands, Inc.(a)                                    3.25             4/15/2022                  2,009
                                                                                                              ----------
               AUTOMOTIVE RETAIL (0.3%)
     15,048    Advance Auto Parts, Inc.                                4.50            12/01/2023                 15,776
                                                                                                              ----------
               CABLE & SATELLITE (1.1%)
     20,000    CCO Safari II, LLC(b)                                   6.38            10/23/2035                 20,491
     11,200    Charter Communications Operating, LLC(a),(c),(d)         -(e)            5/23/2016                 11,200
     10,000    NBCUniversal Enterprise, Inc.(b)                        1.97             4/15/2019                  9,991
     10,000    NBCUniversal Media, LLC                                 5.15             4/30/2020                 11,244
     10,000    Time Warner Cable, Inc.                                 6.75             7/01/2018                 11,136
                                                                                                              ----------
                                                                                                                  64,062
                                                                                                              ----------
               CASINOS & GAMING (0.1%)
      3,000    International Game Technology                           7.50             6/15/2019                  3,225
      5,000    Marina District Finance Co., Inc.                       9.88             8/15/2018                  5,147
                                                                                                              ----------
                                                                                                                   8,372
                                                                                                              ----------
               CATALOG RETAIL (0.1%)
      4,000    QVC, Inc.                                               3.13             4/01/2019                  3,995
                                                                                                              ----------
               EDUCATION SERVICES (0.2%)
      6,080    Princeton Theological Seminary                          4.11             7/01/2023                  6,513
      5,000    Univ. of Notre Dame                                     3.44             2/15/2045                  4,668
                                                                                                              ----------
                                                                                                                  11,181
                                                                                                              ----------
               GENERAL MERCHANDISE STORES (0.1%)
      3,000    Dollar Tree, Inc.(a)                                    3.50             7/06/2022                  3,011
                                                                                                              ----------
               HOME FURNISHINGS (0.1%)
      4,428    Serta Simmons Holdings, LLC(a)                          4.25            10/01/2019                  4,445
      3,326    Tempur Sealy International, Inc.(a)                     3.50             3/18/2020                  3,343
                                                                                                              ----------
                                                                                                                   7,788
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               HOMEBUILDING (0.1%)
$     7,000    Lennar Corp.                                            4.50%           11/15/2019             $    7,271
                                                                                                              ----------
               HOTELS, RESORTS & CRUISE LINES (0.1%)
      5,000    Hyatt Hotels Corp.                                      3.38             7/15/2023                  4,905
                                                                                                              ----------
               MOVIES & ENTERTAINMENT (0.1%)
      1,105    Metropolitan Opera Assoc., Inc.                         1.79            10/01/2017                  1,117
      2,235    Metropolitan Opera Assoc., Inc.                         2.14            10/01/2018                  2,265
      2,285    Metropolitan Opera Assoc., Inc.                         2.39            10/01/2019                  2,301
                                                                                                              ----------
                                                                                                                   5,683
                                                                                                              ----------
               RESTAURANTS (0.3%)
     15,035    ARAMARK Services, Inc.(a)                               3.25             9/07/2019                 15,063
      3,812    B.C. Unlimited Liability Co.(a)                         3.75            12/12/2021                  3,829
                                                                                                              ----------
                                                                                                                  18,892
                                                                                                              ----------
               SPECIALTY STORES (0.2%)
      8,441    Harbor Freight Tools USA, Inc.(a)                       4.75             7/26/2019                  8,515
      2,993    Petsmart, Inc.(a)                                       4.25             3/11/2022                  3,007
      3,300    Staples, Inc.(a),(d)                                    3.50             4/07/2021                  3,305
                                                                                                              ----------
                                                                                                                  14,827
                                                                                                              ----------
               Total Consumer Discretionary                                                                      183,585
                                                                                                              ----------
               CONSUMER STAPLES (2.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
      4,000    Bunge Ltd. Finance Co.                                  8.50             6/15/2019                  4,842
                                                                                                              ----------
               DRUG RETAIL (0.5%)
      7,528    CVS Pass-Through Trust                                  6.04            12/10/2028                  8,618
      4,387    CVS Pass-Through Trust(b)                               7.51             1/10/2032                  5,453
      4,569    CVS Pass-Through Trust(b)                               5.93             1/10/2034                  5,366
     10,000    Walgreens Boots Alliance, Inc.                          3.80            11/18/2024                  9,820
                                                                                                              ----------
                                                                                                                  29,257
                                                                                                              ----------
               FOOD RETAIL (0.1%)
      3,950    Albertson's Holdings, LLC(a)                            5.00             8/25/2019                  3,967
                                                                                                              ----------
               HOUSEHOLD PRODUCTS (0.2%)
      5,000    Energizer Holdings, Inc.(a)                             3.25             6/30/2022                  5,027
     10,000    SC Johnson & Son, Inc.(b)                               4.35             9/30/2044                 10,024
                                                                                                              ----------
                                                                                                                  15,051
                                                                                                              ----------
               HYPERMARKETS & SUPER CENTERS (0.3%)
     20,000    Costco Wholesale Corp.                                  1.70            12/15/2019                 19,832
                                                                                                              ----------
               PACKAGED FOODS & MEAT (0.6%)
      3,299    H.J. Heinz Co.(b)                                       4.88             2/15/2025                  3,542
     10,000    J.M. Smucker Co.                                        3.50            10/15/2021                 10,304

================================================================================

22  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     5,000    J.M. Smucker Co.(b)                                     4.25%            3/15/2035             $    4,744
     10,000    Kraft Foods Group, Inc.                                 3.50             6/06/2022                 10,156
     10,000    Kraft Heinz Foods Co.(b)                                3.95             7/15/2025                 10,156
                                                                                                              ----------
                                                                                                                  38,902
                                                                                                              ----------
               PERSONAL PRODUCTS (0.0%)
      1,530    Prestige Brands, Inc.(a)                                3.51             9/03/2021                  1,534
                                                                                                              ----------
               SOFT DRINKS (0.2%)
      5,000    PepsiCo, Inc.                                           7.90            11/01/2018                  5,960
      5,000    PepsiCo, Inc.                                           4.25            10/22/2044                  4,957
                                                                                                              ----------
                                                                                                                  10,917
                                                                                                              ----------
               TOBACCO (0.3%)
      5,000    Reynolds American, Inc.(b)                              2.30             8/21/2017                  5,046
     10,000    Reynolds American, Inc.                                 4.00             6/12/2022                 10,284
                                                                                                              ----------
                                                                                                                  15,330
                                                                                                              ----------
               Total Consumer Staples                                                                            139,632
                                                                                                              ----------
               ENERGY (7.3%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
      5,000    Peabody Energy Corp.                                    6.00            11/15/2018                  1,850
      4,000    Peabody Energy Corp.                                    6.50             9/15/2020                  1,200
                                                                                                              ----------
                                                                                                                   3,050
                                                                                                              ----------
               INTEGRATED OIL & GAS (0.2%)
     10,000    ConocoPhillips Co.                                      4.15            11/15/2034                  9,824
                                                                                                              ----------
               OIL & GAS DRILLING (0.6%)
      3,000    Nabors Industries, Inc.                                 9.25             1/15/2019                  3,453
      7,000    Nabors Industries, Inc.                                 4.63             9/15/2021                  6,876
     10,000    Noble Holding International Ltd.                        4.90             8/01/2020                  9,653
      5,000    Noble Holding International Ltd.                        5.95             4/01/2025                  4,556
      5,000    Rowan Companies, Inc.                                   7.88             8/01/2019                  5,674
      5,000    Rowan Companies, Inc.                                   4.88             6/01/2022                  4,803
                                                                                                              ----------
                                                                                                                  35,015
                                                                                                              ----------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
      5,000    Baker Hughes, Inc.                                      7.50            11/15/2018                  5,832
      5,000    Weatherford Bermuda                                     9.63             3/01/2019                  5,712
      5,000    Weatherford Bermuda                                     4.50             4/15/2022                  4,545
                                                                                                              ----------
                                                                                                                  16,089
                                                                                                              ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.5%)
      5,000    Anadarko Petroleum Corp.                                5.95             9/15/2016                  5,248
      2,000    California Resources Corp.                              5.00             1/15/2020                  1,725
      5,000    Chesapeake Energy Corp.                                 3.54(f)          4/15/2019                  4,225
     10,000    Chesapeake Energy Corp.                                 6.13             2/15/2021                  8,675

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     5,000    Denbury Resources, Inc.                                 4.63%            7/15/2023             $    3,625
     15,000    EOG Resources, Inc.                                     3.90             4/01/2035                 14,257
      4,000    EQT Corp.                                               8.13             6/01/2019                  4,739
      5,000    Hess Corp.                                              8.13             2/15/2019                  5,906
      3,000    Newfield Exploration Co.                                5.75             1/30/2022                  2,985
      6,730    Newfield Exploration Co.                                5.63             7/01/2024                  6,629
      5,000    Newfield Exploration Co.                                5.38             1/01/2026                  4,825
      5,000    Noble Energy, Inc.                                      8.25             3/01/2019                  5,944
      5,000    QEP Resources, Inc.                                     6.88             3/01/2021                  5,050
      5,000    Samson Investment Co.(a)                                5.00             9/25/2018                  1,480
     10,000    Southwestern Energy Co.                                 4.05             1/23/2020                 10,182
      2,000    Southwestern Energy Co.                                 4.95             1/23/2025                  1,963
      5,000    WPX Energy, Inc.                                        5.25             1/15/2017                  5,100
                                                                                                              ----------
                                                                                                                  92,558
                                                                                                              ----------
               OIL & GAS REFINING & MARKETING (0.6%)
     14,000    EnLink Midstream Partners, LP                           4.15             6/01/2025                 13,240
     10,000    Marathon Petroleum Corp.                                4.75             9/15/2044                  9,334
     10,000    Phillips 66                                             4.65            11/15/2034                  9,895
      5,000    Valero Energy Corp.                                     9.38             3/15/2019                  6,158
                                                                                                              ----------
                                                                                                                  38,627
                                                                                                              ----------
               OIL & GAS STORAGE & TRANSPORTATION (4.0%)
     15,000    Boardwalk Pipelines, LP                                 4.95            12/15/2024                 14,585
     10,000    Buckeye Partners, LP                                    2.65            11/15/2018                  9,983
     10,000    Buckeye Partners, LP                                    5.60            10/15/2044                  9,392
     15,000    Columbia Pipeline Group, Inc.(b)                        4.50             6/01/2025                 14,954
     15,000    DCP Midstream, LLC(b)                                   5.85             5/21/2043                 11,400
      4,000    Enbridge Energy Partners, LP                            8.05            10/01/2077                  4,106
      3,000    Energy Transfer Partners, LP                            9.00             4/15/2019                  3,577
      7,000    Energy Transfer Partners, LP                            5.20             2/01/2022                  7,246
      5,000    Energy Transfer Partners, LP                            4.75             1/15/2026                  4,897
     20,010    Energy Transfer Partners, LP                            3.30(f)         11/01/2066                 16,808
     10,000    Enterprise Products Operating, LLC                      6.30             9/15/2017                 10,968
      5,000    Enterprise Products Operating, LLC                      3.90             2/15/2024                  5,009
      9,250    Enterprise Products Operating, LLC                      7.03             1/15/2068                  9,921
      6,437    EQT Midstream Partners, LP                              4.00             8/01/2024                  6,043
      7,500    MPLX, LP                                                4.00             2/15/2025                  7,143
      5,000    NGPL PipeCo, LLC(b)                                     7.12            12/15/2017                  5,025
     10,000    NuStar Logistics, LP                                    8.15             4/15/2018                 11,087
      5,000    ONEOK Partners, LP                                      8.63             3/01/2019                  5,925
     10,000    ONEOK Partners, LP                                      4.90             3/15/2025                  9,807
      5,000    Plains All American Pipeline, LP                        6.50             5/01/2018                  5,587
      3,000    Plains All American Pipeline, LP                        8.75             5/01/2019                  3,655
      5,000    Questar Pipeline Co.                                    5.83             2/01/2018                  5,476

================================================================================

24  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     7,000    Regency Energy Partners                                 4.50%           11/01/2023             $    6,665
     10,000    Sabine Pass LNG, LP                                     7.50            11/30/2016                 10,450
      4,000    Targa Resources Partners, LP(b)                         5.00             1/15/2018                  4,160
      1,000    Targa Resources Partners, LP(b)                         4.13            11/15/2019                  1,005
     10,000    TC PipeLines, LP                                        4.65             6/15/2021                 10,394
     10,000    Western Gas Partners, LP                                5.38             6/01/2021                 10,782
     15,000    Williams Companies, Inc.                                4.55             6/24/2024                 14,223
                                                                                                              ----------
                                                                                                                 240,273
                                                                                                              ----------
               Total Energy                                                                                      435,436
                                                                                                              ----------
               FINANCIALS (17.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
     10,000    Ares Capital Corp.                                      4.88            11/30/2018                 10,505
      5,000    Bank of New York Mellon                                 2.40             1/17/2017                  5,085
     10,000    Bank of New York Mellon                                 1.30             1/25/2018                 10,005
      5,000    Main Street Capital Corp.                               4.50            12/01/2019                  5,126
     10,000    Prospect Capital Corp.                                  5.00             7/15/2019                 10,353
     27,450    State Street Capital Trust IV                           1.29(f)          6/01/2077                 23,950
                                                                                                              ----------
                                                                                                                  65,024
                                                                                                              ----------
               CONSUMER FINANCE (0.6%)
      5,000    Capital One Bank USA, N.A.                              3.38             2/15/2023                  4,831
      5,000    Capital One Financial Corp.                             4.75             7/15/2021                  5,396
     10,000    Capital One Financial Corp.                             3.75             4/24/2024                  9,907
     10,000    Citizens Bank, N.A.                                     2.45            12/04/2019                  9,995
      5,000    Discover Bank                                           3.10             6/04/2020                  5,030
                                                                                                              ----------
                                                                                                                  35,159
                                                                                                              ----------
               DIVERSIFIED BANKS (1.5%)
      6,000    Bank of America Corp.                                   8.00                     -(g)               6,355
      9,000    Bank of America Corp.                                   4.00             4/01/2024                  9,232
     10,000    Bank of America Corp.                                   4.20             8/26/2024                 10,060
      5,000    Bank of America Corp.                                   3.95             4/21/2025                  4,859
      5,000    Bank of America, N.A.                                   6.10             6/15/2017                  5,388
     10,000    Citigroup, Inc.                                         4.45             1/10/2017                 10,424
     20,000    Citigroup, Inc.                                         4.40             6/10/2025                 20,198
      3,000    JPMorgan Chase & Co.                                    7.90                     -(g)               3,169
      2,610    JPMorgan Chase Bank, N.A.                               6.00            10/01/2017                  2,839
      5,000    JPMorgan Chase Capital XXI                              1.23(f)          1/15/2087                  4,175
     16,800    USB Realty Corp.(b)                                     1.44(f)                  -(g)              15,498
                                                                                                              ----------
                                                                                                                  92,197
                                                                                                              ----------
               INVESTMENT BANKING & BROKERAGE (0.2%)
     10,000    Morgan Stanley                                          4.88            11/01/2022                 10,623
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (1.8%)
$    10,000    Forethought Financial Group(b)                          8.63%            4/15/2021             $   11,589
     10,000    Lincoln National Corp.                                  4.20             3/15/2022                 10,580
     15,000    Lincoln National Corp.                                  7.00             5/17/2066                 13,537
     10,000    MetLife, Inc.                                           4.13             8/13/2042                  9,470
      4,000    Ohio National Financial Services, Inc.(b)               6.38             4/30/2020                  4,566
      5,000    Ohio National Financial Services, Inc.(b)               6.63             5/01/2031                  6,009
     10,000    Primerica, Inc.                                         4.75             7/15/2022                 10,820
     10,000    Prudential Financial, Inc.                              5.63             6/15/2043                 10,410
     17,050    StanCorp Financial Group, Inc.                          5.00             8/15/2022                 18,029
      6,625    StanCorp Financial Group, Inc.                          6.90             6/01/2067                  6,145
      5,000    TIAA Asset Management Finance Co., LLC(b)               4.13            11/01/2024                  5,103
                                                                                                              ----------
                                                                                                                 106,258
                                                                                                              ----------
               MULTI-LINE INSURANCE (1.7%)
     10,000    American International Group, Inc.                      3.88             1/15/2035                  9,114
     17,500    Genworth Holdings, Inc.                                 6.15            11/15/2066                 10,456
     16,000    Glen Meadow Pass-Through Trust(b)                       6.51             2/12/2067                 14,880
      5,000    HCC Insurance Holdings, Inc.                            6.30            11/15/2019                  5,730
     20,500    Kemper Corp.                                            4.35             2/15/2025                 20,690
     10,000    Loews Corp.                                             2.63             5/15/2023                  9,581
     10,000    MassMutual Global Funding II(b)                         3.60             4/09/2024                 10,287
     19,505    Nationwide Mutual Insurance Co.(b)                      2.58(f)         12/15/2024                 19,544
                                                                                                              ----------
                                                                                                                 100,282
                                                                                                              ----------
               MULTI-SECTOR HOLDINGS (0.3%)
     10,000    Berkshire Hathaway Finance Corp.                        1.30             5/15/2018                 10,006
      5,000    Lubrizol Corp.                                          8.88             2/01/2019                  6,117
                                                                                                              ----------
                                                                                                                  16,123
                                                                                                              ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
      5,000    General Electric Capital Corp.                          6.25                     -(g)               5,435
      9,000    General Electric Capital Corp.                          6.38            11/15/2067                  9,664
     15,000    General Electric Capital Corp./LJ VP
                 Holdings, LLC(b)                                      3.80             6/18/2019                 15,889
      5,000    Icahn Enterprises, LP                                   3.50             3/15/2017                  5,065
      6,336    Washington Aircraft 1 Co. Ltd. (NBGA)                   2.64             9/15/2026                  6,447
                                                                                                              ----------
                                                                                                                  42,500
                                                                                                              ----------
               PROPERTY & CASUALTY INSURANCE (1.9%)
     15,000    ACE INA Holdings, Inc.                                  3.35             5/15/2024                 14,932
      5,000    Allstate Corp.                                          5.75             8/15/2053                  5,234
      2,000    Allstate Corp.                                          6.13             5/15/2067                  2,060
     10,000    AmTrust Financial Services, Inc.                        6.13             8/15/2023                 10,332
      1,000    Assured Guaranty U.S. Holdings, Inc.                    6.40            12/15/2066                    720
     20,050    Chubb Corp.                                             6.38             3/29/2067                 20,777

================================================================================

26  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$    10,000    Ironshore Holdings, Inc.(b)                             8.50%            5/15/2020             $   11,788
     19,300    Oil Insurance Ltd.(b)                                   3.26(f)                  -(g)              16,646
     10,000    ProAssurance Corp.                                      5.30            11/15/2023                 10,742
     14,538    Progressive Corp.                                       6.70             6/15/2067                 15,229
      5,000    Travelers Companies, Inc.                               6.25             3/15/2067                  5,225
                                                                                                              ----------
                                                                                                                 113,685
                                                                                                              ----------
               REGIONAL BANKS (4.0%)
      5,000    AmSouth Bancorp.                                        6.75            11/01/2025                  5,966
     15,000    Banc of California, Inc.                                5.25             4/15/2025                 14,639
     15,000    Citizens Financial Group, Inc.(b)                       4.15             9/28/2022                 15,298
      8,000    CoBiz Financial, Inc.                                   5.63             6/25/2030                  8,135
     20,000    Compass Bank                                            3.88             4/10/2025                 18,999
     10,000    Cullen/Frost Capital Trust II                           1.83(f)          3/01/2034                  8,886
      5,000    Fifth Third Bancorp                                     2.30             3/01/2019                  5,006
      3,500    First Maryland Capital Trust I                          1.29(f)          1/15/2027                  3,138
     10,000    First Niagara Financial Group, Inc.                     7.25            12/15/2021                 11,172
     10,000    First Republic Bank                                     2.38             6/17/2019                 10,006
     10,000    FirstMerit Bank, N.A.                                   4.27            11/25/2026                 10,199
     10,000    FirstMerit Corp.                                        4.35             2/04/2023                 10,433
     10,000    Fulton Financial Corp.                                  4.50            11/15/2024                 10,137
      5,000    Hilltop Holdings, Inc.                                  5.00             4/15/2025                  5,050
     20,000    MUFG Americas Holdings Corp.                            3.00             2/10/2025                 19,051
     10,000    MUFG Union Bank, N.A.                                   2.25             5/06/2019                 10,011
     22,685    People's United Financial, Inc.                         3.65            12/06/2022                 22,821
      7,000    PNC Bank, N.A.                                          4.20            11/01/2025                  7,371
     10,000    PNC Financial Services                                  2.85            11/09/2022                  9,893
     10,000    Santander Holdings USA, Inc.                            2.65             4/17/2020                  9,862
      6,021    Susquehanna Bancshares, Inc.                            5.38             8/15/2022                  6,585
     10,000    TCF National Bank                                       6.25             6/08/2022                 10,798
      5,000    Webster Financial Corp.                                 4.38             2/15/2024                  5,018
                                                                                                              ----------
                                                                                                                 238,474
                                                                                                              ----------
               REINSURANCE (0.2%)
     10,000    Alterra Finance, LLC                                    6.25             9/30/2020                 11,467
                                                                                                              ----------
               REITs - DIVERSIFIED (0.3%)
      5,000    Liberty Property, LP                                    6.63            10/01/2017                  5,498
     15,000    Washington REIT                                         3.95            10/15/2022                 14,927
                                                                                                              ----------
                                                                                                                  20,425
                                                                                                              ----------
               REITs - HEALTH CARE (0.4%)
     10,000    Health Care REIT, Inc.                                  6.13             4/15/2020                 11,449
     10,000    Ventas Realty, LP                                       4.00             4/30/2019                 10,545
                                                                                                              ----------
                                                                                                                  21,994
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               REITs - INDUSTRIAL (0.1%)
$     5,000    ProLogis, LP                                            7.38%           10/30/2019             $    5,904
                                                                                                              ----------
               REITs - OFFICE (1.3%)
      5,000    Alexandria Real Estate Equities, Inc.                   4.60             4/01/2022                  5,309
      5,000    Alexandria Real Estate Equities, Inc.                   4.50             7/30/2029                  5,013
     10,000    ARC Properties Operating Partnership,
                 LP/Clark Acquisition, LLC                             3.00             2/06/2019                  9,583
      5,000    BioMed Realty, LP                                       3.85             4/15/2016                  5,085
      5,000    BioMed Realty, LP                                       6.13             4/15/2020                  5,647
      8,034    Boston Properties, LP                                   3.70            11/15/2018                  8,450
     10,000    Boston Properties, LP                                   5.88            10/15/2019                 11,386
     10,000    Boston Properties, LP                                   3.85             2/01/2023                 10,266
     11,000    Columbia Property Trust Operating Partnership, LP       5.88             4/01/2018                 11,954
      3,000    Mack-Cali Realty, LP                                    7.75             8/15/2019                  3,459
                                                                                                              ----------
                                                                                                                  76,152
                                                                                                              ----------
               REITs - RESIDENTIAL (0.3%)
      5,000    AvalonBay Communities, Inc.                             3.63            10/01/2020                  5,225
      5,000    AvalonBay Communities, Inc.                             3.45             6/01/2025                  4,980
      7,000    UDR, Inc.                                               4.63             1/10/2022                  7,532
                                                                                                              ----------
                                                                                                                  17,737
                                                                                                              ----------
              REITs - RETAIL (0.7%)
      3,000   Federal Realty Investment Trust                          5.90             4/01/2020                  3,444
      7,000   Federal Realty Investment Trust                          3.00             8/01/2022                  6,959
     10,000   Federal Realty Investment Trust                          2.75             6/01/2023                  9,611
      5,000   National Retail Properties, Inc.                         6.88            10/15/2017                  5,523
      5,000   Realty Income Corp.                                      4.13            10/15/2026                  5,100
      2,000   Regency Centers, LP                                      6.00             6/15/2020                  2,285
     10,000   Simon Property Group, LP                                 4.13            12/01/2021                 10,714
                                                                                                              ----------
                                                                                                                  43,636
                                                                                                              ----------
              REITs - SPECIALIZED (0.3%)
      4,500   Communications Sales & Leasing, Inc.(a)                  5.00            10/24/2022                  4,373
     10,000   Crown Castle International Corp.                         5.25             1/15/2023                 10,513
      4,000   EPR Properties                                           7.75             7/15/2020                  4,778
                                                                                                              ----------
                                                                                                                  19,664
                                                                                                              ----------
              SPECIALIZED FINANCE (0.3%)
     10,000   McGraw Hill Financial, Inc.(b)                           4.00             6/15/2025                 10,081
     10,000   National Rural Utilities Cooperative Finance Corp.       4.75             4/30/2043                  9,990
                                                                                                              ----------
                                                                                                                  20,071
                                                                                                              ----------

================================================================================

28  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
$     5,000    Chittenden Corp.                                        0.96%(f)         2/14/2017             $    4,978
     10,000    EverBank Financial Corp.                                5.75             7/02/2025                 10,152
                                                                                                              ----------
                                                                                                                  15,130
                                                                                                              ----------
               Total Financials                                                                                1,072,505
                                                                                                              ----------
               HEALTH CARE (2.1%)
               ------------------
               BIOTECHNOLOGY (0.2%)
     15,000    Baxalta, Inc.(b)                                        4.00             6/23/2025                 14,883
                                                                                                              ----------
               HEALTH CARE EQUIPMENT (0.3%)
     10,000    Covidien International Finance S.A.                     2.95             6/15/2023                  9,856
     10,000    Medtronic, Inc.(b)                                      4.38             3/15/2035                 10,029
                                                                                                              ----------
                                                                                                                  19,885
                                                                                                              ----------
               HEALTH CARE FACILITIES (0.4%)
      5,000    HCA, Inc.                                               5.00             3/15/2024                  5,219
     15,000    HCA, Inc.                                               5.25             4/15/2025                 15,844
      2,000    Tenet Healthcare Corp.                                  4.50             4/01/2021                  2,017
                                                                                                              ----------
                                                                                                                  23,080
                                                                                                              ----------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
     10,065    Thermo Fisher Scientific                                3.60             8/15/2021                 10,287
                                                                                                              ----------
               PHARMACEUTICALS (1.0%)
     15,000    AbbVie, Inc.                                            1.75            11/06/2017                 15,032
      5,000    AbbVie, Inc.                                            3.20            11/06/2022                  4,966
     15,000    Actavis Funding SCS                                     3.80             3/15/2025                 14,652
     20,000    Mallinckrodt International Finance S.A.                 4.75             4/15/2023                 19,400
      5,000    Valeant Pharmaceuticals International, Inc.(b)          6.75             8/15/2021                  5,219
                                                                                                              ----------
                                                                                                                  59,269
                                                                                                              ----------
               Total Health Care                                                                                 127,404
                                                                                                              ----------
               INDUSTRIALS (4.9%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
     10,000    Lockheed Martin Corp.                                   3.60             3/01/2035                  9,493
     10,000    Raytheon Co.                                            4.20            12/15/2044                 10,025
                                                                                                              ----------
                                                                                                                  19,518
                                                                                                              ----------
               AIR FREIGHT & LOGISTICS (0.2%)
     10,000    FedEx Corp.                                             3.90             2/01/2035                  9,400
                                                                                                              ----------
               AIRLINES (1.8%)
      1,154    America West Airlines, Inc. Pass-Through Trust          6.87             7/02/2018                  1,190
      2,872    American Airlines, Inc. Pass-Through Trust              7.38            11/23/2017                  2,901

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     5,370    American Airlines, Inc. Pass-Through Trust(b)           7.00%            7/31/2019             $    5,692
      9,707    American Airlines, Inc. Pass-Through Trust              3.70             4/01/2028                  9,646
      3,414    Continental Airlines, Inc. Pass-Through Trust           9.00             1/08/2018                  3,628
        800    Continental Airlines, Inc. Pass-Through Trust           7.88             1/02/2020                    837
      2,583    Continental Airlines, Inc. Pass-Through Trust           5.50             4/29/2022                  2,686
      9,016    Continental Airlines, Inc. Pass-Through Trust           4.15            10/11/2025                  9,230
      4,609    Continental Airlines, Inc. Pass-Through Trust           4.00             4/29/2026                  4,659
     16,360    Hawaiian Airlines, Inc. Pass-Through Trust              3.90             1/15/2026                 16,033
     15,000    Spirit Airlines, Inc. Pass-Through Trust(d)             4.10            10/01/2029                 15,150
      4,885    United Airlines, Inc. Pass-Through Trust                4.30             2/15/2027                  5,019
     20,000    United Airlines, Inc. Pass-Through Trust                3.75             3/03/2028                 19,850
      3,709    US Airways Group, Inc. Pass-Through Trust               6.25            10/22/2024                  4,135
      9,371    US Airways Group, Inc. Pass-Through Trust               3.95             5/15/2027                  9,394
                                                                                                              ----------
                                                                                                                 110,050
                                                                                                              ----------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
     10,000    Caterpillar Financial Services, Corp.                   1.25            11/06/2017                  9,987
     13,500    CNH Industrial Capital, LLC                             3.88            11/01/2015                 13,550
      6,500    CNH Industrial Capital, LLC                             3.38             7/15/2019                  6,427
      4,988    Terex Corp.(a)                                          3.50             8/13/2021                  4,987
                                                                                                              ----------
                                                                                                                  34,951
                                                                                                              ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     15,000    Eaton Corp.                                             2.75            11/02/2022                 14,601
                                                                                                              ----------
               INDUSTRIAL CONGLOMERATES (0.2%)
     10,000    Danaher Corp.                                           5.63             1/15/2018                 11,041
                                                                                                              ----------
               INDUSTRIAL MACHINERY (0.4%)
     10,000    CNH Industrial Capital, LLC(b)                          3.88             7/16/2018                 10,100
      5,000    Hillenbrand, Inc.                                       5.50             7/15/2020                  5,433
      1,500    Ingersoll-Rand Co.                                      9.00             8/15/2021                  1,932
      1,500    SPX Corp.                                               6.88             9/01/2017                  1,618
      5,000    Stanley Black & Decker, Inc.                            5.75            12/15/2053                  5,381
                                                                                                              ----------
                                                                                                                  24,464
                                                                                                              ----------
               RAILROADS (0.7%)
      8,000    Burlington Northern Santa Fe, LLC                       3.75             4/01/2024                  8,187
      5,000    TTX Co.(b)                                              4.15             1/15/2024                  5,263
     10,000    TTX Co.(b)                                              3.60             1/15/2025                 10,089
      5,000    Union Pacific Corp.                                     7.88             1/15/2019                  5,926
     10,000    Union Pacific Corp.                                     3.38             2/01/2035                  9,124
                                                                                                              ----------
                                                                                                                  38,589
                                                                                                              ----------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
     10,000    ILFC E-Capital Trust I(b)                               4.69(f)         12/21/2065                  9,775
      5,000    International Lease Finance Corp.(b)                    7.13             9/01/2018                  5,594

================================================================================

30  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     4,000    United Rentals North America, Inc.                      6.13%            6/15/2023             $    4,140
                                                                                                              ----------
                                                                                                                  19,509
                                                                                                              ----------
               TRUCKING (0.2%)
      5,000    J.B. Hunt Transport Services, Inc.                      3.85             3/15/2024                  5,200
      5,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(b)     3.38             3/15/2018                  5,155
                                                                                                              ----------
                                                                                                                  10,355
                                                                                                              ----------
               Total Industrials                                                                                 292,478
                                                                                                              ----------
               INFORMATION TECHNOLOGY (1.0%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
      5,000    Cisco Systems, Inc.                                     2.90             3/04/2021                  5,120
      3,000    Commscope, Inc.(b)                                      4.38             6/15/2020                  3,027
     20,000    Qualcomm, Inc.                                          4.65             5/20/2035                 18,725
                                                                                                              ----------
                                                                                                                  26,872
                                                                                                              ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      5,000    FLIR Systems, Inc.                                      3.75             9/01/2016                  5,119
                                                                                                              ----------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
     10,000    Molex Inc.(b)                                           3.90             4/15/2025                  9,741
                                                                                                              ----------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
      3,738    Activision Blizzard, Inc.(a)                            3.25            10/12/2020                  3,756
                                                                                                              ----------
               INTERNET SOFTWARE & SERVICES (0.1%)
      4,250    Verisign, Inc.                                          5.25             4/01/2025                  4,292
                                                                                                              ----------
               IT CONSULTING & OTHER SERVICES (0.1%)
      5,000    IBM Corp.                                               7.63            10/15/2018                  5,911
                                                                                                              ----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
      4,854    Dell International, LLC(a)                              4.00             4/29/2020                  4,860
                                                                                                              ----------
               Total Information Technology                                                                       60,551
                                                                                                              ----------
               MATERIALS (2.3%)
               ----------------
               ALUMINUM (0.2%)
     15,000    Alcoa, Inc.                                             5.13            10/01/2024                 15,150
                                                                                                              ----------
               DIVERSIFIED CHEMICALS (0.6%)
     20,000    Dow Chemical Co.                                        4.25            10/01/2034                 18,835
     10,000    E.I. du Pont de Nemours & Co.                           2.80             2/15/2023                  9,736
      8,028    E.I. du Pont de Nemours & Co.                           4.90             1/15/2041                  8,507
                                                                                                              ----------
                                                                                                                  37,078
                                                                                                              ----------
               DIVERSIFIED METALS & MINING (0.2%)
      5,000    Freeport-McMoRan, Inc.(a)                               1.94             5/31/2018                  4,920
      5,000    Freeport-McMoRan, Inc.                                  3.10             3/15/2020                  4,587

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     5,000    Freeport-McMoRan, Inc.                                  4.00%           11/14/2021             $    4,388
                                                                                                              ----------
                                                                                                                  13,895
                                                                                                              ----------
               METAL & GLASS CONTAINERS (0.4%)
      3,000    Ball Corp.                                              5.00             3/15/2022                  3,088
      5,000    Ball Corp.                                              5.25             7/01/2025                  5,034
      3,883    Greif, Inc.                                             6.75             2/01/2017                  4,097
      9,553    Reynolds Group Holdings, Inc.(a)                        4.50            12/01/2018                  9,621
                                                                                                              ----------
                                                                                                                  21,840
                                                                                                              ----------
               PAPER PACKAGING (0.1%)
      5,000    Sealed Air Corp.(b)                                     6.88             7/15/2033                  5,125
                                                                                                              ----------
               PAPER PRODUCTS (0.1%)
      5,000    International Paper Co.                                 3.80             1/15/2026                  4,887
                                                                                                              ----------
               SPECIALTY CHEMICALS (0.4%)
      3,321    Albemarle Corp.                                         3.00            12/01/2019                  3,343
      2,505    Cytec Industries, Inc.                                  8.95             7/01/2017                  2,801
     15,000    RPM International, Inc.                                 6.13            10/15/2019                 16,914
                                                                                                              ----------
                                                                                                                  23,058
                                                                                                              ----------
               STEEL (0.3%)
      5,000    Allegheny Ludlum Corp.                                  6.95            12/15/2025                  5,175
      5,000    Allegheny Technologies, Inc.                            9.38             6/01/2019                  5,625
     10,000    Allegheny Technologies, Inc.                            5.95             1/15/2021                  9,550
                                                                                                              ----------
                                                                                                                  20,350
                                                                                                              ----------
               Total Materials                                                                                   141,383
                                                                                                              ----------
               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
     25,000    AT&T, Inc.                                              4.50             5/15/2035                 23,205
     10,000    Centel Capital Corp.                                    9.00            10/15/2019                 11,921
     10,000    CenturyLink, Inc.                                       5.80             3/15/2022                  9,750
      2,000    CenturyLink, Inc.                                       6.75            12/01/2023                  2,012
      8,409    Frontier Communications Corp.                           7.88             1/15/2027                  7,411
      5,000    Qwest Corp.                                             6.75            12/01/2021                  5,453
     15,000    Verizon Communications, Inc.                            4.50             9/15/2020                 16,181
     10,000    Verizon Communications, Inc.                            4.40            11/01/2034                  9,404
                                                                                                              ----------
                                                                                                                  85,337
                                                                                                              ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      4,944    Grain Spectrum Funding II(b)                            3.29            10/10/2034                  4,894
                                                                                                              ----------
               Total Telecommunication Services                                                                   90,231
                                                                                                              ----------

================================================================================

32  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               UTILITIES (5.2%)
               ----------------
               ELECTRIC UTILITIES (2.3%)
$     5,000    Atlantic City Electric Co.                              3.38%            9/01/2024             $    5,049
      5,000    Cleveland Electric Illuminating Co.                     8.88            11/15/2018                  6,032
     10,000    Duke Energy Progress, Inc.                              4.15            12/01/2044                  9,944
      3,500    Duquesne Light Holdings, Inc.(b)                        5.90            12/01/2021                  4,007
      4,000    Entergy Arkansas, Inc.                                  3.05             6/01/2023                  3,944
      7,000    Entergy Louisiana, LLC                                  4.95             1/15/2045                  7,044
        582    FPL Energy American Wind, LLC(b)                        6.64             6/20/2023                    606
      3,168    Mississippi Power Co.                                   4.25             3/15/2042                  2,861
     10,000    Monongahela Power Co.(b)                                4.10             4/15/2024                 10,407
      5,000    Nevada Power Co.                                        7.13             3/15/2019                  5,856
      4,000    NextEra Energy Capital Holdings, Inc.                   6.65             6/15/2067                  3,472
      5,000    NextEra Energy Capital Holdings, Inc.                   7.30             9/01/2067                  5,021
      5,000    Oglethorpe Power Corp.                                  6.10             3/15/2019                  5,650
      5,000    Oncor Electric Delivery Co., LLC(b)                     3.75             4/01/2045                  4,560
     26,130    PPL Capital Funding, Inc.                               6.70             3/30/2067                 22,885
      5,000    South Carolina Electric & Gas Co.                       5.30             5/15/2033                  5,574
     10,000    Southern California Edison Co.                          6.25                     -(g)              11,062
      2,534    Tri-State Generation & Transmission Association
                 Pass-Through Trust(b)                                 6.04             1/31/2018                  2,621
     10,000    Tri-State Generation & Transmission
                 Association, Inc.(b)                                  4.70            11/01/2044                 10,199
     10,000    Xcel Energy, Inc.                                       3.30             6/01/2025                  9,867
                                                                                                              ----------
                                                                                                                 136,661
                                                                                                              ----------
               GAS UTILITIES (1.0%)
      8,000    AGL Capital Corp.                                       6.38             7/15/2016                  8,367
      4,000    Atmos Energy Corp.                                      8.50             3/15/2019                  4,857
     10,000    Atmos Energy Corp.                                      4.13            10/15/2044                  9,654
     10,000    Florida Gas Transmission Co.(b)                         5.45             7/15/2020                 11,135
     10,000    National Fuel Gas Co.                                   4.90            12/01/2021                 10,426
     10,000    National Fuel Gas Co.                                   5.20             7/15/2025                 10,142
      5,000    Southern Star Central Gas Pipeline, Inc.(b)             6.00             6/01/2016                  5,137
                                                                                                              ----------
                                                                                                                  59,718
                                                                                                              ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
      2,500    AES Corp.                                               3.28(f)           6/01/2019                 2,481
      5,000    AES Corp.                                               4.88              5/15/2023                 4,778
     10,000    AES Corp.                                               5.50              4/15/2025                 9,625
      5,000    Calpine Corp.(a)                                        3.50              5/27/2022                 4,998
                                                                                                              ----------
                                                                                                                  21,882
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES (1.3%)
$     5,000    Ameren Illinois Co.                                      9.75%          11/15/2018             $    6,244
     15,000    Berkshire Hathaway Energy Co.                            4.50            2/01/2045                 15,058
      5,000    Black Hills Corp.                                        5.88            7/15/2020                  5,692
     10,000    Black Hills Corp.                                        4.25           11/30/2023                 10,467
     12,387    Integrys Energy Group, Inc.                              6.11           12/01/2066                 10,904
      5,000    NiSource Finance Corp.                                  10.75            3/15/2016                  5,266
      5,000    Northwestern Corp.                                       6.34            4/01/2019                  5,692
     10,000    Puget Sound Energy, Inc.                                 6.97            6/01/2067                  8,888
     15,000    WEC Energy Group, Inc.                                   6.25            5/15/2067                 13,425
                                                                                                              ----------
                                                                                                                  81,636
                                                                                                              ----------
               WATER UTILITIES (0.2%)
     10,000    Aquarion Co., Inc.(b)                                    4.00            8/15/2024                  9,867
                                                                                                              ----------
               Total Utilities                                                                                   309,764
                                                                                                              ----------
               Total Corporate Obligations (cost: $2,815,711)                                                  2,852,969
                                                                                                              ----------

               EURODOLLAR AND YANKEE OBLIGATIONS (15.2%)

               CONSUMER DISCRETIONARY (0.5%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.3%)
     10,000    American Honda Finance Corp.(b)                          7.63           10/01/2018                 11,773
      5,000    Daimler Finance, N.A., LLC(b)                            1.88            1/11/2018                  5,021
      5,000    Daimler Finance, N.A., LLC(b)                            2.25            7/31/2019                  4,996
                                                                                                              ----------
                                                                                                                  21,790
                                                                                                              ----------
               PUBLISHING (0.2%)
     10,000    Pearson Funding Four plc(b)                              3.75            5/08/2022                  9,981
                                                                                                              ----------
               Total Consumer Discretionary                                                                       31,771
                                                                                                              ----------
               CONSUMER STAPLES (1.1%)
               -----------------------
               DISTILLERS & VINTNERS (0.1%)
     10,000    Pernod Ricard S.A.(b)                                    4.25            7/15/2022                 10,460
                                                                                                              ----------
               PACKAGED FOODS & MEAT (0.3%)
      6,471    JBS S.A.                                                10.50            8/04/2016                  6,956
     10,000    Kerry Group Financial Services(b)                        3.20            4/09/2023                  9,748
                                                                                                              ----------
                                                                                                                  16,704
                                                                                                              ----------
               TOBACCO (0.7%)
     20,000    BAT International Finance plc(b)                         3.95            6/15/2025                 20,451
     20,000    Imperial Tobacco Finance plc(b)                          4.25            7/21/2025                 20,015
                                                                                                              ----------
                                                                                                                  40,466
                                                                                                              ----------
               Total Consumer Staples                                                                             67,630
                                                                                                              ----------

================================================================================

34  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               ENERGY (1.2%)
               -------------
               INTEGRATED OIL & GAS (0.5%)
$    10,000    BP Capital Markets plc                                  1.63%            8/17/2017             $   10,038
      4,000    Husky Energy, Inc.                                      7.25            12/15/2019                  4,666
     10,000    Petrobras Global Finance B.V.                           3.00             1/15/2019                  9,100
     10,000    Shell International Finance B.V.                        3.63             8/21/2042                  8,832
                                                                                                              ----------
                                                                                                                  32,636
                                                                                                              ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      3,500    Talisman Energy, Inc.                                   7.75             6/01/2019                  4,012
     10,000    Woodside Finance Ltd.(b)                                8.75             3/01/2019                 11,971
                                                                                                              ----------
                                                                                                                  15,983
                                                                                                              ----------
               OIL & GAS REFINING & MARKETING (0.1%)
      5,000    GS Caltex Corp.(b)                                      5.50            10/15/2015                  5,043
                                                                                                              ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      6,000    TransCanada PipeLines Ltd.                              1.88             1/12/2018                  6,034
     12,124    TransCanada PipeLines Ltd.                              6.35             5/15/2067                 11,290
                                                                                                              ----------
                                                                                                                  17,324
                                                                                                              ----------
               Total Energy                                                                                       70,986
                                                                                                              ----------
               FINANCIALS (5.6%)
               -----------------
               DIVERSIFIED BANKS (3.3%)
      5,000    Abbey National Treasury Services plc                    4.00             3/13/2024                  5,204
     10,000    ABN AMRO Bank N.V.(b)                                   4.75             7/28/2025                 10,044
      4,000    Banco Santander Chile(b)                                1.19(f)          4/11/2017                  3,982
     10,000    Bank of Montreal                                        2.50             1/11/2017                 10,205
      5,000    Barclays Bank plc(b)                                    6.05            12/04/2017                  5,435
     10,000    BBVA Bancomer S.A. Texas Agency(b)                      4.38             4/10/2024                 10,292
      5,000    BNP Paribas(b)                                          7.20                     -(g)               5,906
      4,219    Canadian Imperial Bank of Commerce(b)                   7.26             4/10/2032                  5,209
      5,000    Caribbean Development Bank(b)                           4.38            11/09/2027                  5,141
     15,000    DNB Bank ASA(b)                                         3.20             4/03/2017                 15,440
     10,000    DNB Boligkreditt AS(b)                                  2.90             3/29/2017                 10,148
      5,000    HBOS plc(b)                                             6.75             5/21/2018                  5,558
     25,000    HSBC Bank plc                                           0.75(f)                  -(g)              15,781
      5,000    National Australia Bank Ltd.                            3.00             1/20/2023                  5,012
     10,000    Rabobank Nederland                                      3.38             1/19/2017                 10,317
     10,000    Rabobank Nederland                                      3.88             2/08/2022                 10,479
     10,000    Rabobank Nederland                                      3.95            11/09/2022                 10,021
     10,000    Royal Bank of Canada                                    0.85             3/08/2016                 10,016
      5,000    Royal Bank of Scotland Group plc                        6.13            12/15/2022                  5,375
     10,000    Santander UK plc(b)                                     5.00            11/07/2023                 10,385

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     4,355    Standard Chartered Bank(b)                              6.40%            9/26/2017             $    4,740
     10,000    Swedbank AB(b)                                          1.75             3/12/2018                 10,018
     10,000    Westpac Banking Corp.(b)                                2.45            11/28/2016                 10,193
                                                                                                              ----------
                                                                                                                 194,901
                                                                                                              ----------
               LIFE & HEALTH INSURANCE (0.1%)
      8,500    Great-West Life & Annuity Insurance Capital, LP(b)      7.15             5/16/2046                  8,691
                                                                                                              ----------
               MULTI-LINE INSURANCE (0.3%)
     19,072    ZFS Finance USA Trust II(b)                             6.45            12/15/2065                 19,597
                                                                                                              ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     15,000    ING Bank N.V.(b)                                        3.75             3/07/2017                 15,551
      5,500    ING Bank N.V.                                           4.13            11/21/2023                  5,665
      5,000    ING Capital Funding Trust III                           3.88(f)                  -(g)               4,982
                                                                                                              ----------
                                                                                                                  26,198
                                                                                                              ----------
               PROPERTY & CASUALTY INSURANCE (0.5%)
     20,000    QBE Capital Funding III Ltd.(b)                         7.25             5/24/2041                 22,125
      5,000    XLIT Ltd.                                               6.50                     -(g)               4,250
      5,000    XLIT Ltd.                                               4.45             3/31/2025                  4,985
                                                                                                              ----------
                                                                                                                  31,360
                                                                                                              ----------
               REGIONAL BANKS (0.0%)
      5,000    Kaupthing Bank hf, acquired 6/22/2006;
                   cost $4,942(b),(c),(h),(i)                          7.13             5/19/2016                     --
                                                                                                              ----------
               REINSURANCE (0.3%)
     15,000    Swiss Re Capital I, LP(b)                               6.85                     -(g)              15,446
                                                                                                              ----------
               REITs - RESIDENTIAL (0.1%)
      5,000    Deutsche Annington Finance B.V.(b)                      3.20            10/02/2017                  5,109
                                                                                                              ----------
               REITs - RETAIL (0.6%)
      5,000    Scentre Group Trust(b)                                  2.38             4/28/2021                  4,853
     10,000    Scentre Group Trust(b)                                  3.25            10/28/2025                  9,617
     20,000    WEA Finance, LLC/Westfield UK &
                  Europe Finance plc(b)                                3.75             9/17/2024                 20,030
                                                                                                              ----------
                                                                                                                  34,500
                                                                                                              ----------
               Total Financials                                                                                  335,802
                                                                                                              ----------
               GOVERNMENT (0.7%)
               ----------------
               FOREIGN GOVERNMENT (0.7%)
     19,872    Italy Government International Bond                     5.38             6/15/2033                 22,587
     15,000    Region of Lombardy                                      5.80            10/25/2032                 16,160
                                                                                                              ----------
                                                                                                                  38,747
                                                                                                              ----------
               Total Government                                                                                   38,747
                                                                                                              ----------

================================================================================

36  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE (0.2%)
               ------------------
               PHARMACEUTICALS (0.2%)
$    10,000    GlaxoSmithKline Capital, Inc.                           4.20%            3/18/2043             $   10,090
      2,222    Roche Holdings, Inc.(b)                                 6.00             3/01/2019                  2,536
                                                                                                              ----------
                                                                                                                  12,626
                                                                                                              ----------
               Total Health Care                                                                                  12,626
                                                                                                              ----------
               INDUSTRIALS (2.8%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
      5,000    Bombardier, Inc.(b)                                     5.50             9/15/2018                  4,725
                                                                                                              ----------
               AIRLINES (1.3%)
     23,690    Air Canada Pass-Through Trust(b)                        4.13            11/15/2026                 23,926
     10,000    Air Canada "A" Pass-Through Trust(b)                    3.60             9/15/2028                  9,702
     19,147    British Airways Pass-Through Trust(b)                   4.63             6/20/2024                 20,200
     10,000    Turkish Airlines "A" Pass-Through Trust(b)              4.20             9/15/2028                  9,950
      3,655    Virgin Australia Trust(b)                               6.00             4/23/2022                  3,746
      7,856    Virgin Australia Trust(b)                               5.00             4/23/2025                  8,171
                                                                                                              ----------
                                                                                                                  75,695
                                                                                                              ----------
               AIRPORT SERVICES (0.4%)
     10,000    Heathrow Funding Ltd.(b)                                4.88             7/15/2023                 11,087
     15,000    Sydney Airport Finance Co. Proprietary Ltd.(b)          3.90             3/22/2023                 15,380
                                                                                                              ----------
                                                                                                                  26,467
                                                                                                              ----------
               INDUSTRIAL CONGLOMERATES (0.9%)
     10,000    Hutchison Whampoa International Ltd.(b)                 2.00            11/08/2017                 10,046
      5,000    Hutchison Whampoa International Ltd.(b)                 4.63             1/13/2022                  5,428
     10,000    Hutchison Whampoa International Ltd.(b)                 3.63            10/31/2024                  9,936
     20,000    Siemens Financieringsmaatschappij N.V.(b)               3.25             5/27/2025                 19,754
      7,000    Smiths Group plc(b)                                     3.63            10/12/2022                  6,868
                                                                                                              ----------
                                                                                                                  52,032
                                                                                                              ----------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
      7,000    Aercap Ireland Cap Ltd.                                 4.63             7/01/2022                  7,140
                                                                                                              ----------
               Total Industrials                                                                                 166,059
                                                                                                              ----------
               INFORMATION TECHNOLOGY (0.2%)
               -----------------------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
     10,000    Tyco Electronics Group S.A.                             0.49(f)          1/29/2016                  9,996
                                                                                                              ----------
               MATERIALS (2.2%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
     10,000    Braskem Finance Ltd.                                    6.45             2/03/2024                  9,115
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)(j)       SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS (0.2%)
$    10,000    Holcim US Finance Sarl & Cie SCS(b)                     6.00%           12/30/2019             $   11,344
                                                                                                              ----------
               DIVERSIFIED METALS & MINING (0.6%)
      5,000    Anglo American Capital plc(b)                           2.63             9/27/2017                  4,974
     10,000    Anglo American Capital plc(b)                           4.88             5/14/2025                  9,096
      3,000    Glencore Canada Corp.                                   6.00            10/15/2015                  3,026
     10,000    Glencore Funding, LLC(b)                                2.50             1/15/2019                  9,792
      5,000    Glencore Funding, LLC(b)                                4.13             5/30/2023                  4,737
      5,000    Rio Tinto Finance (USA) Ltd.                            9.00             5/01/2019                  6,176
                                                                                                              ----------
                                                                                                                  37,801
                                                                                                              ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     10,000    Potash Corp. of Saskatchewan, Inc.                      3.00             4/01/2025                  9,331
      2,000    Yara International ASA(b)                               7.88             6/11/2019                  2,341
                                                                                                              ----------
                                                                                                                  11,672
                                                                                                              ----------
               GOLD (0.6%)
     10,000    Barrick North America Finance, LLC                      6.80             9/15/2018                 11,106
     20,000    Goldcorp, Inc.                                          3.70             3/15/2023                 18,701
     10,000    Kinross Gold Corp.                                      5.95             3/15/2024                  9,012
                                                                                                              ----------
                                                                                                                  38,819
                                                                                                              ----------
               PRECIOUS METALS & MINERALS (0.2%)
     10,000    Fresnillo plc(b)                                        5.50            11/13/2023                 10,665
                                                                                                              ----------
               STEEL (0.3%)
     10,000    ArcelorMittal                                           7.00             2/25/2022                 10,300
      5,000    Vale Overseas Ltd.                                      4.38             1/11/2022                  4,826
                                                                                                              ----------
                                                                                                                  15,126
                                                                                                              ----------
               Total Materials                                                                                   134,542
                                                                                                              ----------
               UTILITIES (0.7%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
     30,000    Electricite De France S.A.(b)                           5.25                     -(g)              30,862
                                                                                                              ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     10,200    Transalta Corp.                                         6.65             5/15/2018                 11,196
                                                                                                              ----------
               Total Utilities                                                                                    42,058
                                                                                                              ----------
               Total Eurodollar and Yankee Obligations (cost: $892,178)                                          910,217
                                                                                                              ----------

               FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
CAD  15,000    Province of Alberta                                     2.55            12/15/2022                 12,090
CAD  20,000    Province of Ontario                                     2.85             6/02/2023                 16,355
                                                                                                              ----------
               Total Foreign Government Obligations (cost: $34,605)                                               28,445
                                                                                                              ----------

================================================================================

38  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (3.1%)

               FINANCIALS (2.7%)
               -----------------
               ASSET-BACKED FINANCING (2.7%)
$     1,578    Access Group, Inc.                                      0.56%(f)         4/25/2029             $    1,556
      1,492    ACS Pass-Through Trust(b)                               0.50(f)          6/14/2037                  1,458
     10,000    AESOP Funding II, LLC(b)                                3.41            11/20/2017                 10,254
        421    ARI Fleet Lease Trust(b)                                0.74(f)          3/15/2020                    421
      2,885    ARL First, LLC(b)                                       1.94(f)         12/15/2042                  2,912
      3,330    Arran Residential Mortgages Funding plc(b)              1.73(f)         11/19/2047                  3,340
     10,000    Babson CLO Ltd.(b)                                      1.56(f)         10/17/2026                  9,960
      8,500    CIT Equipment Collateral(b)                             2.15             2/20/2020                  8,522
      5,000    Citibank Credit Card Issuance Trust                     5.10            11/20/2017                  5,067
      2,000    Citibank Credit Card Issuance Trust                     5.35             2/07/2020                  2,197
      5,000    Credit Acceptance Auto Loan Trust(b)                    2.29             4/15/2022                  5,028
      3,000    Credit Acceptance Auto Loan Trust(b)                    3.30             7/17/2023                  3,022
      5,000    Drive Auto Receivables Trust "B"(b)                     2.28             6/17/2019                  5,010
      7,500    Dryden Senior Loan Fund(b)                              1.79(f)          4/15/2027                  7,501
      7,000    Element Rail Leasing I, LLC(b)                          3.67             4/19/2044                  7,095
     10,000    Exeter Automobile Receivables Trust(b)                  2.42             1/15/2019                 10,055
      5,000    Exeter Automobile Receivables Trust(b)                  2.17             5/15/2019                  5,021
      6,441    First Investors Auto Owner Trust(b)                     0.86             8/15/2018                  6,435
     20,000    Louisiana Environmental Facilities and
                 Community Dev.                                        3.24             8/01/2028                 20,234
     10,000    MMAF Equipment Finance, LLC(b)                          2.49             2/19/2036                 10,032
      5,000    SBA Tower Trust(b)                                      2.90            10/15/2044                  5,019
      2,871    SLM Student Loan Trust                                  0.85(f)         10/25/2038                  2,600
      7,507    SLM Student Loan Trust                                  0.53(f)          1/25/2041                  6,395
      3,750    TCF Auto Receivables Owner Trust(b)                     2.89             7/15/2021                  3,772
     10,000    Trip Rail Master Funding, LLC(b)                        4.09             4/15/2044                 10,155
      2,000    Westlake Automobile Receivable Trust(b)                 2.45             1/15/2021                  2,005
      4,725    Westlake Automobile Receivables Trust(b)                2.24             4/15/2020                  4,733
                                                                                                              ----------
                                                                                                                 159,799
                                                                                                              ----------
               Total Financials                                                                                  159,799
                                                                                                              ----------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     10,000    Crown Castle Towers, LLC(b)                             3.22             5/15/2042                  9,900
                                                                                                              ----------
               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
     15,000    Hawaii Dept. of Business Economic Dev. & Tourism        3.24             1/01/2031                 15,109
                                                                                                              ----------
               Total Asset-Backed Securities (cost: $182,982)                                                    184,808
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL MORTGAGE SECURITIES (8.1%)

               FINANCIALS (8.1%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (7.0%)
$     1,643    Banc of America Commercial Mortgage, Inc.               5.34%           11/10/2042             $    1,641
      4,000    Banc of America Commercial Mortgage, Inc.(b)            5.02             7/10/2043                  3,995
      5,000    Banc of America Commercial Mortgage, Inc.               5.84             7/10/2044                  5,118
      7,000    Banc of America Commercial Mortgage, Inc.               5.25            10/10/2045                  7,035
      8,000    Bear Stearns Commercial Mortgage Securities, Inc.       4.99             9/11/2042                  8,005
      8,765    CD Commercial Mortgage Trust                            5.20             7/15/2044                  8,814
     10,000    Citigroup Commercial Mortgage Trust                     3.36             7/10/2047                 10,257
      2,500    Citigroup Commercial Mortgage Trust                     3.62             7/10/2047                  2,613
      4,000    Citigroup Commercial Mortgage Trust                     3.86             7/10/2047                  4,177
     23,957    Citigroup Commercial Mortgage Trust                     5.77             3/15/2049                 24,563
      8,600    Commercial Mortgage Trust                               3.25            10/15/2045                  8,755
      5,925    Commercial Mortgage Trust(b)                            3.42            10/15/2045                  6,097
      6,000    Commercial Mortgage Trust                               2.77            12/10/2045                  6,009
      4,000    Commercial Mortgage Trust                               3.61             6/10/2046                  4,214
     10,000    Commercial Mortgage Trust                               5.35            12/10/2046                 10,489
      7,500    Commercial Mortgage Trust                               4.08             8/10/2047                  7,886
      3,000    Credit Suisse Commercial Mortgage Trust                 5.46             2/15/2039                  3,037
      8,700    Credit Suisse First Boston Mortgage Securities Corp.    5.10             8/15/2038                  8,700
      3,781    Credit Suisse First Boston Mortgage Securities Corp.    5.23            12/15/2040                  3,784
      5,000    GE Capital Commercial Mortgage Corp.                    5.28             3/10/2044                  5,012
     10,000    GE Capital Commercial Mortgage Corp.                    5.61            12/10/2049                 10,430
      7,000    GMAC Commercial Mortgage Securities, Inc.               5.29            11/10/2045                  7,068
     10,000    GS Mortgage Securities Corp. II                         5.52             4/10/2038                 10,122
      6,000    GS Mortgage Securities Corp. II                         3.21             5/10/2045                  6,233
      5,000    GS Mortgage Securities Corp. II                         3.38             5/10/2045                  5,224
     13,500    GS Mortgage Securities Trust                            5.55             4/10/2038                 13,687
      5,000    GS Mortgage Securities Trust                            3.28             2/10/2046                  5,047
      5,000    GS Mortgage Securities Trust(b)                         3.68             2/10/2046                  5,077
      5,000    GS Mortgage Securities Trust                            4.24             8/10/2046                  5,464
      6,000    GS Mortgage Securities Trust(c)                         3.76             7/10/2048                  6,250
      1,857    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      4.84             7/15/2042                  1,857
      6,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.00            10/15/2042                  6,001
      6,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.04            10/15/2042                  6,005
      2,531    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.81             6/12/2043                  2,593
     15,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.(b)                                   5.50            11/15/2043                 16,541

================================================================================

40  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     3,848    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.24%           12/15/2044             $    3,850
        188    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.90             4/15/2045                    188
      5,697    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      4.82             5/15/2045                  6,191
      5,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.48             5/15/2045                  5,156
     10,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      4.27             6/15/2045                 10,748
      9,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Trust                                      4.44             2/15/2047                  9,733
     10,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Trust                                      5.37             5/15/2047                 10,257
      5,000    LB-UBS Commercial Mortgage Trust                        5.38            11/15/2038                  5,193
      9,450    LB-UBS Commercial Mortgage Trust                        5.32            11/15/2040                  9,482
      7,892    Merrill Lynch Mortgage Trust                            5.14             7/12/2038                  7,889
      7,000    Morgan Stanley Capital I Trust                          4.16             5/15/2048                  7,334
      8,499    Morgan Stanley Capital I, Inc.                          5.37            12/15/2043                  8,901
      2,750    Morgan Stanley Capital I, Inc.(b)                       5.20             6/15/2044                  3,078
      3,000    Morgan Stanley Capital I, Inc.                          3.77             3/15/2045                  3,143
      5,000    Timberstar Trust(b)                                     5.88            10/15/2036                  5,183
      9,375    UBS Commercial Mortgage Trust                           4.17             5/10/2045                 10,079
     15,000    UBS Commercial Mortgage Trust                           4.82             5/10/2045                 16,269
      2,313    UBS-Barclays Commercial Mortgage Trust(b)               4.18             5/10/2063                  2,460
      4,210    Wachovia Bank Commercial Mortgage Trust                 5.57            10/15/2048                  4,356
      1,500    WF-RBS Commercial Mortgage Trust(b)                     5.27             6/15/2044                  1,689
      5,000    WF-RBS Commercial Mortgage Trust                        3.35             5/15/2045                  5,108
     10,000    WF-RBS Commercial Mortgage Trust                        4.09             6/15/2045                 10,742
      5,000    WF-RBS Commercial Mortgage Trust                        3.24            12/15/2045                  5,092
     20,000    WF-RBS Commercial Mortgage Trust                        3.65            12/15/2046                 21,045
                                                                                                              ----------
                                                                                                                 420,966
                                                                                                              ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
     46,489    Commercial Mortgage Pass-Through Certificates,
                 acquired 5/22/2012; cost $6,444(h)                    2.10             5/15/2045                  4,411
     71,674    Commercial Mortgage Trust, acquired 11/06/2012;
                 cost $9,608(h)                                        1.95            10/15/2045                  6,779
     71,455    Freddie Mac(+)                                          1.57            10/25/2018                  3,171
     69,071    Freddie Mac(+)                                          1.53             3/25/2019                  3,313
     61,578    Freddie Mac(+)                                          1.43             1/25/2022                  4,516
     96,711    Freddie Mac(+)                                          1.46             5/25/2022                  7,729
     73,758    Freddie Mac(+)                                          1.50             6/25/2022                  6,130
     71,483    Freddie Mac(+)                                          0.90            10/25/2022                  3,724

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$    97,695    Freddie Mac(+)                                          1.04%           11/25/2022             $    5,976
     38,885    GS Mortgage Securities Corp. II, acquired 5/18/2012;
                cost $5,941(h)                                         2.54             5/10/2045                  3,914
    190,667    GS Mortgage Securities Trust X1, acquired 6/27/2013;
                 cost $4,998(b),(h)                                    0.21             5/03/2032                  4,441
     61,091    UBS Commercial Mortgage Trust, acquired 9/26/2012;
                cost $9,412(b),(h)                                     2.25             5/10/2045                  6,517
     34,445    WF Commercial Mortgage Trust, acquired 9/21/2012;
                cost $4,778(b),(h)                                     2.08            10/15/2045                  3,295
                                                                                                              ----------
                                                                                                                  63,916
                                                                                                              ----------
               Total Financials                                                                                  484,882
                                                                                                              ----------
               Total Commercial Mortgage Securities (cost: $468,776)                                             484,882
                                                                                                              ----------
               U.S. GOVERNMENT AGENCY ISSUES (2.1%)(K)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.4%)
     14,643    Fannie Mae(+)                                           2.50             2/01/2028                 15,005
      2,994    Fannie Mae(+)                                           5.00             6/01/2033                  3,323
        804    Fannie Mae(+)                                           5.50             7/01/2021                    860
      2,921    Fannie Mae(+)                                           5.50             9/01/2035                  3,303
      1,589    Fannie Mae(+)                                           5.50            10/01/2035                  1,804
        423    Fannie Mae(+)                                           5.50             1/01/2036                    475
      1,752    Fannie Mae(+)                                           5.50             4/01/2036                  1,966
      1,833    Fannie Mae(+)                                           5.50             2/01/2037                  2,057
      1,761    Fannie Mae(+)                                           5.50             3/01/2037                  1,997
        928    Fannie Mae(+)                                           5.50            11/01/2037                  1,041
      2,472    Fannie Mae(+)                                           5.50             5/01/2038                  2,774
      1,898    Fannie Mae(+)                                           6.00             5/01/2036                  2,159
      1,406    Fannie Mae(+)                                           6.00             6/01/2036                  1,609
      1,692    Fannie Mae(+)                                           6.00             8/01/2037                  1,918
        405    Fannie Mae(+)                                           6.50             4/01/2031                    468
          6    Fannie Mae(+)                                           6.50             7/01/2031                      7
        686    Fannie Mae(+)                                           6.50             3/01/2032                    788
         21    Fannie Mae(+)                                           7.00            10/01/2022                     23
          9    Fannie Mae(+)                                           7.00             3/01/2023                     10
         35    Fannie Mae(+)                                           7.00             4/01/2023                     35
     15,435    Freddie Mac(+)                                          3.50             5/01/2042                 16,060
        540    Freddie Mac(+)                                          5.00             6/01/2020                    569
      1,253    Freddie Mac(+)                                          5.00             1/01/2021                  1,336
      1,591    Freddie Mac(+)                                          5.50            11/01/2020                  1,727
        410    Freddie Mac(+)                                          5.50            12/01/2020                    438
      1,250    Freddie Mac(+)                                          5.50            12/01/2035                  1,406
      1,086    Freddie Mac(+)                                          5.50             4/01/2036                  1,214
      4,716    Government National Mortgage Assn. I                    5.00             8/15/2033                  5,336

================================================================================

42  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$       105    Government National Mortgage Assn. I                    6.00%            8/15/2028             $      119
         75    Government National Mortgage Assn. I                    6.00             9/15/2028                     84
        298    Government National Mortgage Assn. I                    6.00             9/15/2028                    344
      2,045    Government National Mortgage Assn. I                    6.00             9/15/2028                  2,380
        394    Government National Mortgage Assn. I                    6.00            10/15/2028                    447
        150    Government National Mortgage Assn. I                    6.00             1/15/2029                    170
        279    Government National Mortgage Assn. I                    6.00             1/15/2029                    320
         38    Government National Mortgage Assn. I                    6.00             1/15/2029                     43
        354    Government National Mortgage Assn. I                    6.00             1/15/2033                    411
         16    Government National Mortgage Assn. I                    6.50             6/15/2023                     19
        194    Government National Mortgage Assn. I                    6.50             7/15/2023                    221
          9    Government National Mortgage Assn. I                    6.50             7/15/2023                     10
         56    Government National Mortgage Assn. I                    6.50             9/15/2023                     64
        188    Government National Mortgage Assn. I                    6.50            10/15/2023                    215
        185    Government National Mortgage Assn. I                    6.50            10/15/2023                    211
         27    Government National Mortgage Assn. I                    6.50            10/15/2023                     31
        329    Government National Mortgage Assn. I                    6.50            12/15/2023                    376
        167    Government National Mortgage Assn. I                    6.50            12/15/2023                    191
         70    Government National Mortgage Assn. I                    6.50             1/15/2024                     80
        131    Government National Mortgage Assn. I                    6.50             2/15/2024                    149
         71    Government National Mortgage Assn. I                    6.50             4/15/2026                     81
        361    Government National Mortgage Assn. I                    6.50             5/15/2028                    424
        576    Government National Mortgage Assn. I                    6.50            10/15/2031                    657
         28    Government National Mortgage Assn. I                    7.00             5/15/2023                     31
         56    Government National Mortgage Assn. I                    7.00             5/15/2023                     62
         46    Government National Mortgage Assn. I                    7.00             5/15/2023                     51
         28    Government National Mortgage Assn. I                    7.00             5/15/2023                     29
        137    Government National Mortgage Assn. I                    7.00             6/15/2023                    150
        110    Government National Mortgage Assn. I                    7.00             6/15/2023                    120
         33    Government National Mortgage Assn. I                    7.00             8/15/2023                     37
         64    Government National Mortgage Assn. I                    7.00             8/15/2023                     68
        101    Government National Mortgage Assn. I                    7.00             8/15/2023                    109
         17    Government National Mortgage Assn. I                    7.00             8/15/2023                     19
         78    Government National Mortgage Assn. I                    7.00             9/15/2023                     84
         31    Government National Mortgage Assn. I                    7.00             1/15/2026                     35
         28    Government National Mortgage Assn. I                    7.00             3/15/2026                     31
         13    Government National Mortgage Assn. I                    7.00             3/15/2026                     15
        250    Government National Mortgage Assn. I                    7.00            10/15/2027                    298
        395    Government National Mortgage Assn. I                    7.00             6/15/2029                    452
        181    Government National Mortgage Assn. I                    7.00             6/15/2029                    204
         22    Government National Mortgage Assn. I                    7.00             7/15/2029                     22
        301    Government National Mortgage Assn. I                    7.00             8/15/2031                    359
        132    Government National Mortgage Assn. I                    7.00             7/15/2032                    150
        136    Government National Mortgage Assn. I                    7.50             7/15/2023                    149

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$       160    Government National Mortgage Assn. I                    7.50%            6/15/2026             $      180
        128    Government National Mortgage Assn. I                    7.50             6/15/2026                    144
        119    Government National Mortgage Assn. I                    7.50             7/15/2026                    133
        185    Government National Mortgage Assn. I                    7.50             5/15/2027                    212
        196    Government National Mortgage Assn. I                    7.50             2/15/2028                    234
        157    Government National Mortgage Assn. I                    7.50            12/15/2028                    188
        132    Government National Mortgage Assn. I                    7.50             8/15/2029                    159
        829    Government National Mortgage Assn. II                   5.50             4/20/2033                    940
        773    Government National Mortgage Assn. II                   6.00             8/20/2032                    881
        572    Government National Mortgage Assn. II                   6.00             9/20/2032                    653
        255    Government National Mortgage Assn. II                   6.50             8/20/2031                    301
                                                                                                              ----------
                                                                                                                  83,255
                                                                                                              ----------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
     15,500    Freddie Mac(+)                                          3.51             4/25/2030                 16,018
     17,000    Freddie Mac(+)                                          2.77             5/25/2025                 16,868
                                                                                                              ----------
                                                                                                                  32,886
                                                                                                              ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
     10,000    Totem Ocean Trailer Express, Inc., Title XI             6.37             4/15/2028                 11,557
                                                                                                              ----------
               Total U.S. Government Agency Issues (cost: $119,515)                                              127,698
                                                                                                              ----------

               U.S. TREASURY SECURITIES (11.8%)

               BONDS (3.7%)
     30,000    3.88%, 8/15/2040                                                                                   35,409
     20,000    4.25%, 11/15/2040                                                                                  24,994
     40,000    2.75%, 8/15/2042                                                                                   38,625
     10,000    2.75%, 11/15/2042                                                                                   9,645
      5,000    3.38%, 5/15/2044                                                                                    5,435
     40,000    3.00%, 11/15/2044                                                                                  40,494
     70,000    2.50%, 2/15/2045                                                                                   63,831
                                                                                                              ----------
                                                                                                                 218,433
                                                                                                              ----------
               INFLATION-INDEXED NOTES (1.1%)
     56,778    2.38%, 1/15/2025                                                                                   66,603
                                                                                                              ----------
               NOTES (7.0%)
     15,000    3.38%, 11/15/2019                                                                                  16,228
     85,000    3.63%, 2/15/2020                                                                                   93,042
     55,000    3.50%, 5/15/2020                                                                                   59,984
     25,000    2.63%, 8/15/2020                                                                                   26,242
     55,000    2.63%, 11/15/2020                                                                                  57,668
     25,000    2.00%, 2/15/2022                                                                                   25,184
     20,000    1.63%, 8/15/2022                                                                                   19,561
     20,000    1.63%, 11/15/2022                                                                                  19,505

================================================================================

44  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$    10,000    2.00%, 2/15/2023                                                                               $    9,989
      5,000    2.50%, 5/15/2024                                                                                    5,139
     10,000    2.25%, 11/15/2024                                                                                  10,050
     80,000    2.00%, 2/15/2025                                                                                   78,625
                                                                                                              ----------
                                                                                                                 421,217
                                                                                                              ----------
               Total U.S. Treasury Securities (cost: $678,731)                                                   706,253
                                                                                                              ----------
               MUNICIPAL BONDS (7.4%)

               AIRPORT/PORT (1.1%)
      6,500    Chicago Midway Airport                                  5.00%            1/01/2025                  7,327
      8,000    Chicago Midway Airport                                  5.00             1/01/2026                  8,911
      5,000    Chicago O'Hare International Airport                    5.00             1/01/2021                  5,643
     12,570    Dallas-Fort Worth International Airport Facilities      4.00            11/01/2021                 13,657
      2,265    Dallas-Fort Worth International Airport Facilities      4.44            11/01/2021                  2,487
      1,700    Port of Corpus Christi Auth.                            3.29            12/01/2023                  1,728
      1,500    Port of Corpus Christi Auth.                            3.39            12/01/2024                  1,519
      1,000    Port of Corpus Christi Auth.                            3.49            12/01/2025                  1,012
      5,000    Port of Oakland                                         4.50             5/01/2030                  5,298
     11,700    Port of Oakland                                         4.50             5/01/2032                 12,275
      2,385    Port of Seattle                                         3.00             8/01/2015                  2,385
      4,350    Port of Seattle                                         4.00             8/01/2016                  4,505
                                                                                                              ----------
                                                                                                                  66,747
                                                                                                              ----------
               APPROPRIATED DEBT (0.8%)
      5,600    Brevard County School Board                             1.70             7/01/2017                  5,668
      4,955    Indiana Finance Auth.                                   4.36             7/15/2029                  5,055
      4,260    Indiana Finance Auth.                                   4.53             7/15/2031                  4,398
      3,250    Jacksonville                                            2.00            10/01/2019                  3,284
      3,000    Jacksonville                                            2.37            10/01/2020                  3,060
      5,000    Kannapolis                                              7.28             3/01/2027                  5,445
      2,000    McLennan County Public Facility                         3.90             6/01/2029                  2,002
     10,000    Miami-Dade County School Board                          5.38             5/01/2031                 11,442
        435    New Jersey EDA                                          5.18            11/01/2015                    439
      6,000    Palm Beach County School Board                          5.40             8/01/2025                  6,873
        850    Placentia Yorba Linda USD                               5.40             8/01/2021                    925
                                                                                                              ----------
                                                                                                                  48,591
                                                                                                              ----------
               CASINOS & GAMING (0.0%)
      6,459    Mashantucket (Western) Pequot Tribe(1)                  7.35             7/01/2026                    528
                                                                                                              ----------
               COMMUNITY SERVICE (0.1%)
      2,750    Art Institute of Chicago                                3.23             3/01/2022                  2,843
                                                                                                              ----------
               EDUCATION (0.6%)
      2,000    Austin Texas CCD Public Auth.                           6.91             8/01/2035                  2,580
      5,000    El Paso County Co.                                      4.47            10/01/2035                  5,089
      9,520    Indiana State                                           2.13             7/15/2019                  9,713

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
$     5,000    New Jersey EDA                                          2.42%            6/15/2018             $    4,988
     10,000    New Jersey EDA                                          5.25             9/01/2022                 10,978
      1,625    State Public School Building Auth.                      2.84            12/01/2019                  1,663
      1,300    State Public School Building Auth.                      4.08            12/01/2023                  1,377
      2,000    Torrance USD                                            5.52             8/01/2021                  2,303
                                                                                                              ----------
                                                                                                                  38,691
                                                                                                              ----------
               ELECTRIC UTILITIES (0.2%)
      5,000    Appling County Dev. Auth                                2.40             1/01/2038(m)               5,011
      5,000    Ohio Water Dev. Auth.                                   4.00            12/01/2033(m)               5,181
                                                                                                              ----------
                                                                                                                  10,192
                                                                                                              ----------
               ELECTRIC/GAS UTILITIES (0.8%)
     10,000    Cleveland Public Power                                  5.50            11/15/2038                 10,270
      2,000    Jackson Energy Auth.                                    2.90             4/01/2022                  1,976
      2,745    Jackson Energy Auth.                                    3.05             4/01/2023                  2,706
      3,915    Jackson Energy Auth.                                    3.20             4/01/2024                  3,848
     10,000    Long Island Power Auth.                                 5.25             5/01/2022                 10,999
      2,500    Long Island Power Auth.                                 3.98             9/01/2025                  2,565
      2,500    Long Island Power Auth.                                 4.13             9/01/2026                  2,605
      6,325    Pedernales Electric Cooperative, Inc.(b)                5.95            11/15/2022                  7,115
      4,465    Piedmont Municipal Power Agency                         4.34             1/01/2017                  4,611
                                                                                                              ----------
                                                                                                                  46,695
                                                                                                              ----------
               GENERAL OBLIGATION (1.0%)
      1,250    City and County of Honolulu                             2.51            11/01/2022                  1,278
      5,000    City and County of Honolulu                             2.51            11/01/2022                  4,970
        900    City and County of Honolulu                             2.81            11/01/2023                    896
        730    City and County of Honolulu                             2.91            11/01/2024                    722
        680    City and County of Honolulu                             3.06            11/01/2025                    677
        775    City and County of Honolulu                             3.16            11/01/2026                    776
        625    City and County of Honolulu                             3.26            11/01/2027                    630
        690    City and County of Honolulu                             3.36            11/01/2028                    697
      1,250    Las Virgenes USD                                        5.54             8/01/2025                  1,429
      2,200    Marin County (INS)                                      4.89             8/01/2016                  2,276
      4,250    Riverside CCD                                           3.49             8/01/2023                  4,428
      3,000    Riverside CCD                                           3.61             8/01/2024                  3,093
      1,800    State of Mississippi                                    2.83            12/01/2024                  1,797
      2,000    State of Mississippi                                    3.03            12/01/2025                  1,992
     10,000    State of Mississippi                                    3.73            10/01/2032                  9,742
     10,000    State of Washington                                     5.25             2/01/2036                 11,596
      3,845    Town of Hamden                                          4.93             8/15/2030                  3,732
     10,000    Town of Stratford                                       5.75             8/15/2030                 11,127
                                                                                                              ----------
                                                                                                                  61,858
                                                                                                              ----------

================================================================================

46  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               HOSPITAL (0.7%)
$     7,000    Baylor Scott & White Holdings                           3.10%           11/15/2025             $    6,868
     10,000    Community Hospitals of Indiana                          4.24             5/01/2025                 10,199
     15,000    Mercy Healthcare System                                 3.38            11/01/2025                 14,686
     10,000    Rochester Health Care Facilities                        4.50            11/15/2038(m)              11,591
                                                                                                              ----------
                                                                                                                  43,344
                                                                                                              ----------
               MULTI-UTILITIES (0.1%)
      5,000    New York Energy Research and Dev. Auth.                 2.38             7/01/2026(m)               4,988
                                                                                                              ----------
               MUNICIPAL FINANCE (0.2%)
     10,000    Pennsylvania State IDA(b)                               3.56             7/01/2024                  9,855
                                                                                                              ----------
               REAL ESTATE TAX/FEE (0.4%)
      5,000    Industry Public Facilities Auth. (INS)                  3.47             1/01/2021                  5,072
      5,000    Industry Public Facilities Auth. (INS)                  3.82             1/01/2022                  5,089
      5,250    San Marcos Redevelopment Agency                         4.02            10/01/2025                  5,336
      6,500    San Marcos Redevelopment Agency                         4.47            10/01/2029                  6,610
      2,590    Vista Redevelopment Agency                              4.13             9/01/2030                  2,476
                                                                                                              ----------
                                                                                                                  24,583
                                                                                                              ----------
               SALES TAX (0.1%)
      3,500    Arizona School Facilities Board                         2.38             9/01/2019                  3,590
                                                                                                              ----------
               SEMICONDUCTORS (0.0%)
      1,250    Sandoval County                                         2.32             6/01/2019                  1,258
      1,000    Sandoval County                                         2.72             6/01/2020                  1,018
                                                                                                              ----------
                                                                                                                   2,276
                                                                                                              ----------
               SPECIAL ASSESSMENT/TAX/FEE (0.9%)
      9,000    Colony Local Dev. Corp. (INS)                           4.38            10/01/2033                  8,866
      5,000    Maine Municipal Bond Bank                               4.25             6/01/2023                  5,284
      5,000    New Jersey Transportation Trust Fund Auth.              1.76            12/15/2018                  4,918
      3,320    New Jersey Transportation Trust Fund Auth.              5.50            12/15/2022                  3,697
      5,000    New York City Transitional Finance Auth.                5.00             2/01/2035                  5,722
      7,000    New York MTA (ETM)                                      1.47             7/01/2018                  7,090
     10,000    South Carolina Public Service Auth.                     4.77            12/01/2045                 10,050
      5,000    Transportation Trust Fund Auth. (INS)                   5.25            12/15/2022                  5,487
                                                                                                              ----------
                                                                                                                  51,114
                                                                                                              ----------
               TOLL ROADS (0.1%)
      2,185    New Jersey Turnpike Auth. (INS)                         4.25             1/01/2016                  2,218
      3,000    North Texas Tollway Auth.                               5.00             9/01/2031                  3,453
                                                                                                              ----------
                                                                                                                   5,671
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               WATER/SEWER UTILITY (0.3%)
$     5,000    Houston Utility System                                  5.00%           11/15/2033             $    5,735
     10,825    New York Municipal Water Finance Auth.                  5.25             6/15/2040                 12,245
      2,500    Tohopekaliga Water Auth.                                5.25            10/01/2036                  2,862
                                                                                                              ----------
                                                                                                                  20,842
                                                                                                              ----------
               Total Municipal Bonds (cost: $425,083)                                                            442,408
                                                                                                              ----------

------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (3.4%)

               COMMON STOCKS (1.6%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               HOUSEHOLD PRODUCTS (0.1%)
     40,000    Kimberly-Clark Corp.                                                                                4,599
                                                                                                              ----------
               ENERGY (0.1%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
     41,780    Chevron Corp.                                                                                       3,697
     80,000    Royal Dutch Shell plc ADR "A"                                                                       4,598
                                                                                                              ----------
                                                                                                                   8,295
                                                                                                              ----------
               Total Energy                                                                                        8,295
                                                                                                              ----------
               FINANCIALS (0.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    202,000    Prospect Capital Corp.                                                                              1,440
                                                                                                              ----------
               DIVERSIFIED BANKS (0.1%)
     50,000    Bank of Montreal                                                                                    2,794
     50,000    Canadian Imperial Bank of Commerce                                                                  3,571
                                                                                                              ----------
                                                                                                                   6,365
                                                                                                              ----------
               REGIONAL BANKS (0.3%)
    303,836    KeyCorp                                                                                             4,509
    400,000    People's United Financial, Inc.                                                                     6,508
    612,414    Regions Financial Corp.                                                                             6,363
                                                                                                              ----------
                                                                                                                  17,380
                                                                                                              ----------
               REITs - MORTGAGE (0.3%)
     89,000    American Capital Agency Corp.                                                                       1,714
    270,000    Annaly Capital Management, Inc.                                                                     2,686
    160,000    Hatteras Financial Corp.                                                                            2,602

================================================================================

48  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES      SECURITY                                                                                            (000)
------------------------------------------------------------------------------------------------------------------------
    544,700    MFA Financial, Inc.                                                                            $    4,102
    412,400    Two Harbors Investment Corp.                                                                        4,215
                                                                                                              ----------
                                                                                                                  15,319
                                                                                                              ----------
               Total Financials                                                                                   40,504
                                                                                                              ----------
               HEALTH CARE (0.1%)
               ------------------
               HEALTH CARE SUPPLIES (0.0%)
      5,000    Halyard Health, Inc.*                                                                                 203
                                                                                                              ----------
               PHARMACEUTICALS (0.1%)
    119,300    Merck & Co., Inc.                                                                                   7,034
                                                                                                              ----------
               Total Health Care                                                                                   7,237
                                                                                                              ----------
               INDUSTRIALS (0.1%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.1%)
    150,000    General Electric Co.                                                                                3,915
                                                                                                              ----------
               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.0%)
     37,000    QUALCOMM, Inc.                                                                                      2,382
                                                                                                              ----------
               SEMICONDUCTORS (0.1%)
    125,000    Intel Corp.                                                                                         3,619
                                                                                                              ----------
               Total Information Technology                                                                        6,001
                                                                                                              ----------
               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    128,050    AT&T, Inc.                                                                                          4,448
     21,000    Verizon Communications, Inc.                                                                          983
                                                                                                              ----------
                                                                                                                   5,431
                                                                                                              ----------
               Total Telecommunication Services                                                                    5,431
                                                                                                              ----------
               UTILITIES (0.3%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
    152,000    Southern Co.                                                                                        6,799
                                                                                                              ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    325,000    AES Corp.                                                                                           4,160
                                                                                                              ----------
               MULTI-UTILITIES (0.1%)
    200,000    CMS Energy Corp.                                                                                    6,852
     15,200    Dominion Resources, Inc.                                                                            1,090
                                                                                                              ----------
                                                                                                                   7,942
                                                                                                              ----------
               Total Utilities                                                                                    18,901
                                                                                                              ----------
               Total Common Stocks (cost: $83,205)                                                                94,883
                                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  49

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                                                             VALUE
$(000)/SHARES  SECURITY                                                                                            (000)
------------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS (1.8%)

               CONSUMER STAPLES (0.4%)
               ----------------------
               AGRICULTURAL PRODUCTS (0.4%)
    200,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                   $    5,663
    172,520    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                         18,449
                                                                                                              ----------
                                                                                                                  24,112
                                                                                                              ----------
               Total Consumer Staples                                                                             24,112
                                                                                                              ----------
               FINANCIALS (1.1%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
     80,000    Citigroup Capital XIII, 7.88%                                                                       2,043
                                                                                                              ----------
               PROPERTY & CASUALTY INSURANCE (0.1%)
     $5,000    Catlin Insurance Co. Ltd., 7.25%, perpetual(b)                                                      4,663
                                                                                                              ----------
               REGIONAL BANKS (0.2%)
     10,800    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                            11,044
                                                                                                              ----------
               REITs - INDUSTRIAL (0.3%)
    344,500    ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual(n)                               21,198
                                                                                                              ----------
               REITs - OFFICE (0.1%)
    200,000    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                              5,138
                                                                                                              ----------
               REITs - RESIDENTIAL (0.4%)
    142,500    Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                cumulative redeemable, perpetual                                                                   9,169
    250,000    Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual(n)                        16,562
                                                                                                              ----------
                                                                                                                  25,731
                                                                                                              ----------
               Total Financials                                                                                   69,817
                                                                                                              ----------
               INDUSTRIALS (0.1%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.1%)
      3,000    Pitney Bowes International Holdings, Series F, 6.13%,
                 cumulative redeemable, perpetual(b),(n)                                                           3,171
                                                                                                              ----------
               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
    200,000    Entergy Texas, Inc., 5.63%                                                                          5,137
     50,000    Southern California Edison, Series D, 6.50%, cumulative
                 redeemable, perpetual                                                                             5,256
                                                                                                              ----------
                                                                                                                  10,393
                                                                                                              ----------
               Total Utilities                                                                                    10,393
                                                                                                              ----------
               Total Preferred Stocks (cost: $92,580)                                                            107,493
                                                                                                              ----------
               Total Equity Securities (cost: $175,785)                                                          202,376
                                                                                                              ----------

================================================================================

50  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                         MARKET
AMOUNT                                                                COUPON                                       VALUE
(000)          SECURITY                                                RATE              MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (0.4%)

               VARIABLE-RATE DEMAND NOTES (0.3%)

               ENERGY (0.1%)
               -------------
               OIL & GAS REFINING & MARKETING (0.1%)
$     5,000    Port of Port Arthur Navigation District                 0.13%           12/01/2039(m)          $    5,000
                                                                                                              ----------
               MATERIALS (0.2%)
               ----------------
               FOREST PRODUCTS (0.2%)
     14,000    Liberty County IDA(b)                                   0.25            10/01/2028(m)              14,000
                                                                                                              ----------
               Total Variable-Rate Demand Notes                                                                   19,000
                                                                                                              ----------

------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.1%)
  8,407,023    State Street Institutional Liquid Reserves Fund
                 Premier Class, 0.11%(o)                                                                           8,407
                                                                                                              ----------
               Total Money Market Instruments (cost: $27,407)                                                     27,407
                                                                                                              ----------
               TOTAL INVESTMENTS (COST: $5,820,773)                                                           $5,967,463
                                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  51

================================================================================

------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                    VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
                                         QUOTED PRICES         OTHER SIGNIFICANT           SIGNIFICANT
                                     IN ACTIVE MARKETS                OBSERVABLE          UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS                    INPUTS                INPUTS             TOTAL
------------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $      -                $2,841,769               $11,200        $2,852,969
  Eurodollar and Yankee Obligations                  -                   910,217                     -           910,217
  Foreign Government Obligations                     -                    28,445                     -            28,445
  Asset-Backed Securities                            -                   184,808                     -           184,808
  Commercial Mortgage Securities                     -                   478,632                 6,250           484,882
  U.S. Government Agency Issues                      -                   127,698                     -           127,698
  U.S. Treasury Securities                     706,253                         -                     -           706,253
  Municipal Bonds                                    -                   442,408                     -           442,408
Equity Securities:
  Common Stocks                                 94,883                         -                     -            94,883
  Preferred Stocks                                   -                   107,493                     -           107,493
Money Market Instruments:
  Variable-Rate Demand Notes                         -                    19,000                     -            19,000
  Money Market Funds                             8,407                         -                     -             8,407
------------------------------------------------------------------------------------------------------------------------
Total                                         $809,543                $5,140,470               $17,450        $5,967,463
------------------------------------------------------------------------------------------------------------------------

                                                                                                              COMMERCIAL
                                                                       CORPORATE                                MORTGAGE
                                                                     OBLIGATIONS                              SECURITIES
------------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                              $     -                                 $ 6,695
Purchases                                                                 11,200                                   6,180
Sales                                                                          -                                       -
Transfers into Level 3                                                         -                                       -
Transfers out of Level 3                                                       -                                  (6,695)
Net realized gain (loss) on investments                                        -                                       -
Change in net unrealized appreciation/depreciation
  of investments                                                               -                                      70
------------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                              $11,200                                 $ 6,250
------------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through July 31, 2015, commercial mortgage securities with a fair value of $6,695,000 were transferred from Level 3 to Level 2 as a result of these securities being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

52  | USAA INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2015

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.5% of net assets at July 31, 2015.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  53

================================================================================

    principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

54  | USAA INCOME FUND

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR       American depositary receipts are receipts issued by a U.S.
              bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    CAD       Canadian dollars

    CCD       Community College District

    CLO       Collateralized Loan Obligation

    EDA       Economic Development Authority

    ETM       Escrowed to final maturity

    IDA       Industrial Development Authority/Agency

    MTA       Metropolitan Transportation Authority

    REIT      Real estate investment trust

    Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

    USD       Unified School District

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  55

================================================================================

              reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

o   SPECIFIC NOTES

    (a)  Senior loan (loan) - is not registered under the Securities
         Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Security was fair valued at July 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $17,450,000, which represented 0.3% of the Fund's net assets.

================================================================================

56  | USAA INCOME FUND

================================================================================

    (d) At July 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $29,655,000, which included when-issued securities of $15,150,000.

    (e) The senior loan will settle after July 31, 2015, at which time the interest rate will be determined.

    (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2015.

    (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2015, was $29,357,000, which represented 0.5% of the Fund's net assets.

    (i) At July 31, 2015, the issuer was in default with respect to interest and/or principal payments.

    (j)  In U.S. dollars unless otherwise noted.

    (k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  57

================================================================================

         as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (l) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (m) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (n) At July 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (o) Rate represents the money market fund annualized seven-day yield at July 31, 2015.

      *  Non-income-producing security.

    See accompanying notes to financial statements.

================================================================================

58  | USAA INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2015

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $5,820,773)                          $5,967,463
   Cash                                                                                            228
   Receivables:
       Capital shares sold                                                                       4,643
       Dividends and interest                                                                   57,033
       Securities sold                                                                              12
                                                                                            ----------
           Total assets                                                                      6,029,379
                                                                                            ----------
LIABILITIES
   Payables:
       Securities purchased                                                                     29,483
       Capital shares redeemed                                                                   3,848
   Accrued management fees                                                                       1,378
   Accrued transfer agent's fees                                                                   242
   Other accrued expenses and payables                                                             369
                                                                                            ----------
           Total liabilities                                                                    35,320
                                                                                            ----------
              Net assets applicable to capital shares outstanding                           $5,994,059
                                                                                            ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                          $5,847,881
   Accumulated undistributed net investment income                                                  29
   Accumulated net realized loss on investments                                                   (537)
   Net unrealized appreciation of investments                                                  146,690
   Net unrealized depreciation of foreign currency translations                                     (4)
                                                                                            ----------
              Net assets applicable to capital shares outstanding                           $5,994,059
                                                                                            ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $3,544,344/272,835 shares outstanding)                    $    12.99
                                                                                            ==========
       Institutional Shares (net assets of $2,227,221/171,508
           shares outstanding)                                                              $    12.99
                                                                                            ==========
        Adviser Shares (net assets of $222,494/17,171 shares outstanding)                   $    12.96
                                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  59

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2015

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $91)                                           $  8,948
   Interest                                                                                    208,769
                                                                                              --------
        Total income                                                                           217,717
                                                                                              --------
EXPENSES
   Management fees                                                                              12,572
   Administration and servicing fees:
        Fund Shares                                                                              4,917
        Institutional Shares                                                                     2,169
        Adviser Shares                                                                             219
   Transfer agent's fees:
        Fund Shares                                                                              4,276
        Institutional Shares                                                                     2,169
        Adviser Shares                                                                             128
   Distribution and service fees (Note 6E):
        Adviser Shares                                                                             365
   Custody and accounting fees:
        Fund Shares                                                                                383
        Institutional Shares                                                                       247
        Adviser Shares                                                                              18
   Postage:
        Fund Shares                                                                                197
        Institutional Shares                                                                       138
        Adviser Shares                                                                               5
   Shareholder reporting fees:
        Fund Shares                                                                                 77
        Institutional Shares                                                                        23
        Adviser Shares                                                                               1
   Trustees' fees                                                                                   26
   Registration fees:
        Fund Shares                                                                                181
        Institutional Shares                                                                        79
        Adviser Shares                                                                              71
   Professional fees                                                                               241
   Other                                                                                            67
                                                                                              --------
             Total expenses                                                                     28,569
                                                                                              --------
NET INVESTMENT INCOME                                                                          189,148
                                                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
        Unaffiliated transactions                                                                4,739
        Affiliated transactions (Note 8)                                                           875
        Foreign currency transactions                                                              (27)
   Change in net unrealized appreciation/(depreciation) of:
        Investments                                                                           (122,886)
        Foreign currency translations                                                               (2)
                                                                                              --------
             Net realized and unrealized loss                                                 (117,301)
                                                                                              --------
   Increase in net assets resulting from operations                                           $ 71,847
                                                                                              ========

See accompanying notes to financial statements.

================================================================================

60  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                              2015                2014
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $  189,148          $  166,353
   Net realized gain on investments                                          5,614              16,077
   Net realized loss on foreign currency transactions                          (27)                (15)
   Change in net unrealized appreciation/(depreciation) of:
        Investments                                                       (122,886)             66,199
        Foreign currency translations                                           (2)                 (3)
                                                                        ------------------------------
        Increase in net assets resulting from operations                    71,847             248,611
                                                                        ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
        Fund Shares                                                       (113,440)           (104,800)
        Institutional Shares                                               (76,086)            (77,115)
        Adviser Shares                                                      (4,771)               (409)
                                                                        ------------------------------
            Total distributions of net investment income                  (194,297)           (182,324)
                                                                        ------------------------------
   Net realized gains:
        Fund Shares                                                         (1,257)               (877)
        Institutional Shares                                                  (845)               (614)
        Adviser Shares                                                         (47)                 (2)
                                                                        ------------------------------
            Total distributions of net realized gains                       (2,149)             (1,493)
                                                                        ------------------------------
   Tax return of capital:
        Fund Shares                                                         (5,337)                  -
        Institutional Shares                                                (3,389)                  -
        Adviser Shares                                                        (307)                  -
                                                                        ------------------------------
            Total distributions of tax return of capital                    (9,033)                  -
                                                                        ------------------------------
        Distributions to shareholders                                     (205,479)           (183,817)
                                                                        ------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                             764,619             162,930
   Institutional Shares                                                    178,024             222,974
   Adviser Shares                                                          185,044              36,665
                                                                        ------------------------------
        Total net increase in net assets from capital
            share transactions                                           1,127,687             422,569
                                                                        ------------------------------
   Net increase in net assets                                              994,055             487,363

NET ASSETS
   Beginning of year                                                     5,000,004           4,512,641
                                                                        ------------------------------
   End of year                                                          $5,994,059          $5,000,004
                                                                        ==============================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of year                                                          $       29          $       (2)
                                                                        ==============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  61

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek maximum current income without undue risk to principal.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and

================================================================================

62  | USAA INCOME FUND

================================================================================

bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

        The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to

================================================================================

64  | USAA INCOME FUND

================================================================================

        be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

        evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in
    Note 1A3. Additionally, certain bonds, valued based on methods discussed in
    Note 1A1, and variable-rate demand notes, valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are valued at the purchase price or quoted prices obtained from the broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

66  | USAA INCOME FUND

================================================================================

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable, as a reduction to such income and realized gains. These foreign taxes have been provided for in accordance with the understanding of the applicable countries' tax rules and rates.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

        held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $29,483,000; which included when-issued securities of $15,000,000.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's

================================================================================

68  | USAA INCOME FUND

================================================================================

    expenses. For the year ended July 31, 2015, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2015, the Fund paid CAPCO facility fees of $28,000, which represents 7.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2015.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, pay-down gains and losses, and distributions adjustments resulted in reclassifications to the Statement of Assets and Liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $5,180,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2015, and 2014, was as follows:

                                                              2015                       2014
                                                         ----------------------------------------
Ordinary income*                                         $189,371,000                $168,823,000
Tax basis return of capital                                 9,033,000                           -
Long-term realized capital gain                             7,075,000                  14,994,000
                                                         ------------                ------------
  Total distributions paid                               $205,479,000                $183,817,000
                                                         ============                ============

As of July 31, 2015, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses                                                 $    (97,000)
Unrealized appreciation of investments                                                146,276,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on non-REIT return of capital dividend and defaulted bond adjustments.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made

================================================================================

70  | USAA INCOME FUND

================================================================================

annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2015, the Fund had no capital loss carryforwards, for federal income tax purposes.

Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2015, the Fund deferred to August 1, 2015, post October capital losses of $97,000.

For the year ended July 31, 2015, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2015, were $1,827,059,000 and $518,158,000, respectively.

As of July 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was $5,821,180,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2015, for federal income tax purposes, were $249,721,000 and $103,438,000, respectively, resulting in net unrealized appreciation of $146,283,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                         NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                 YEAR ENDED                     YEAR ENDED
                                               JULY 31, 2015                  JULY 31, 2014
-------------------------------------------------------------------------------------------------
                                          SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
FUND SHARES:
Shares sold                               87,186      $1,156,870         42,145       $ 554,932
Shares issued from
 reinvested dividends                      8,609         113,776          7,511          98,660
Shares redeemed                          (38,241)       (506,027)       (37,395)       (490,662)
                                          -----------------------------------------------------
Net increase from
 capital share transactions               57,554      $  764,619         12,261       $ 162,930
                                          =====================================================
INSTITUTIONAL SHARES:
Shares sold                               38,579      $  510,760         39,002       $ 512,393
Shares issued from
 reinvested dividends                      5,966          78,816          5,787          76,003
Shares redeemed                          (31,075)       (411,552)       (27,869)       (365,422)
                                          -----------------------------------------------------
Net increase from capital
 share transactions                       13,470      $  178,024         16,920       $ 222,974
                                          =====================================================
ADVISER SHARES:
Shares sold                               16,664      $  220,527          2,801       $  37,192
Shares issued from
 reinvested dividends                        375           4,936             17             221
Shares redeemed                           (3,078)        (40,419)           (57)           (748)
                                          -----------------------------------------------------
Net increase from capital
 share transactions                       13,961      $  185,044          2,761       $  36,665
                                          =====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. For the year ended July 31, 2015, the Fund had no subadviser(s).

================================================================================

72  | USAA INCOME FUND

================================================================================

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                   ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                                (IN BASIS POINTS)(1)
--------------------------------------------------------------------------
+/- 20 to 50                                        +/- 4
+/- 51 to 100                                       +/- 5
+/- 101 and greater                                 +/- 6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

    For the year ended July 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $12,572,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(641,000), $(200,000), and $(11,000), respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.02)%, (0.01)%, and (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $4,917,000, $2,169,000, and $219,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2015, the Fund reimbursed the Manager $157,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the year ended July 31, 2015, the Adviser Shares did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides

================================================================================

74  | USAA INCOME FUND

================================================================================

    transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2015, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $4,276,000, $2,169,000, and $128,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $365,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 18 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2015,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  75

================================================================================

the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP%
----------------------------------------------------------------------------------
USAA Cornerstone Conservative                                           0.8
USAA Target Retirement Income                                           0.7
USAA Target Retirement 2020                                             1.0
USAA Target Retirement 2030                                             1.2
USAA Target Retirement 2040                                             0.5
USAA Target Retirement 2050                                             0.2
USAA Target Retirement 2060                                             0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United States Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2015, USAA and its affiliates owned 387,000 shares which represent 2.3% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2015, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                      NET REALIZED
                                                     COST TO         GAIN (LOSS) TO
SELLER                           PURCHASER          PURCHASER           SELLER
-----------------------------------------------------------------------------------
USAA Income                   USAA Short-Term
                               Bond                $21,268,000       $  875,000
USAA High Income              USAA Income           36,182,000        1,556,000
USAA Global Managed
 Volatility                   USAA Income            1,057,000          159,000
USAA Real Return              USAA Income            2,366,000         (104,000)
USAA Short-Term Bond          USAA Income           24,894,000          (88,000)

================================================================================

76  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED JULY 31,
                                -------------------------------------------------------------------------
                                      2015           2014              2013           2012           2011
                                -------------------------------------------------------------------------
Net asset value at
  beginning of period           $    13.28     $    13.10        $    13.43     $    13.05     $    12.78
                                -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .47            .51               .49            .49            .52
 Net realized and
   unrealized gain (loss)             (.27)           .18              (.32)           .38            .27
                                -------------------------------------------------------------------------
Total from investment
   operations                          .20            .69               .17            .87            .79
                                -------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.46)          (.51)             (.47)          (.49)          (.52)
 Realized capital gains               (.01)          (.00)(b)          (.03)             -              -
 Return of capital                    (.02)             -                 -              -              -
                                -------------------------------------------------------------------------
Total distributions                   (.49)          (.51)             (.50)          (.49)          (.52)
                                -------------------------------------------------------------------------
Net asset value at
  end of period                 $    12.99     $    13.28        $    13.10     $    13.43     $    13.05
                                =========================================================================
Total return (%)*                     1.45           5.43              1.30           6.85           6.34
Net assets at end of
  period (000)                  $3,544,344     $2,859,427        $2,659,263     $3,570,505     $3,144,378
Ratios to average
  net assets:**
  Expenses (%)(a)                      .53            .59               .58            .59            .61
  Net investment
   income (%)                         3.36           3.55              3.53           3.75           4.09
Portfolio turnover (%)                  10             14                24             19             19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $3,280,949,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -              -              (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  77

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED JULY 31,
                                -------------------------------------------------------------------------
                                      2015           2014              2013           2012           2011
                                -------------------------------------------------------------------------
Net asset value at
 beginning of period            $    13.28     $    13.09        $    13.42     $    13.04     $    12.78
                                -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .49            .53               .48            .51            .56
 Net realized and
   unrealized gain (loss)             (.28)           .19              (.29)           .38            .25
                                -------------------------------------------------------------------------
Total from investment
 operations                            .21            .72               .19            .89            .81
                                -------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.47)          (.53)             (.49)          (.51)          (.55)
 Realized capital gains               (.01)          (.00)(c)          (.03)             -              -
 Return of capital                    (.02)             -                 -              -              -
                                -------------------------------------------------------------------------
Total distributions                   (.50)          (.53)             (.52)          (.51)          (.55)
                                -------------------------------------------------------------------------
Net asset value at
 end of period                  $    12.99     $    13.28        $    13.09     $    13.42     $    13.04
                                =========================================================================
Total return (%)*                     1.51           5.63              1.42           6.98           6.50
Net assets at end of
 period (000)                   $2,227,221     $2,098,035        $1,847,503     $  685,149     $  318,276
Ratios to average
 net assets:**
 Expenses (%)(a)                       .46            .48               .47            .48             .38(b)
 Net investment
   income (%)                         3.43           3.65              3.63           3.81            4.30
Portfolio turnover (%)                  10             14                24             19              19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $2,169,552,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -              -                  (.00%)(+)      (.00%)(+)       (.00%)(+)

     (+) Represents less than 0.01% of average net assets.
(b) Prior to December 10, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to 0.40% of the Institutional Shares' average net assets.
(c) Represents less than $0.01 per share.

================================================================================

78  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                              PERIOD ENDED
                                         YEAR ENDED JULY 31,                                    JULY 31,
                                  --------------------------------------------------------------------------
                                      2015           2014              2013           2012       2011***
                                  --------------------------------------------------------------------------
Net asset value at
 beginning of period              $  13.25        $ 13.08            $13.41         $13.03         $12.77
                                  -----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .44            .37(a)            .43            .46            .49(a)
 Net realized and
   unrealized gain (loss)             (.27)           .28(a)           (.30)           .38            .27(a)
                                  -----------------------------------------------------------------------
Total from investment
 operations                            .17            .65(a)            .13            .84            .76(a)
                                  -----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.43)          (.48)             (.43)          (.46)          (.50)
 Realized capital gains               (.01)          (.00)(d)          (.03)             -              -
 Return of capital                    (.02)             -                 -              -              -
                                  -----------------------------------------------------------------------
Total distributions                   (.46)          (.48)             (.46)          (.46)          (.50)
                                  -----------------------------------------------------------------------
Net asset value at end of
 period                           $  12.96        $ 13.25            $13.08         $13.41         $13.03
                                  =======================================================================
Total return (%)*                     1.23           5.11               .99           6.55           6.05
Net assets at end of
 period (000)                     $222,494        $42,542            $5,875         $5,880         $5,469
Ratios to average
 net assets:**
 Expenses (%)(c)                       .79(e)         .88               .90            .90            .90(b)
 Expenses, excluding
   reimbursements (%)(c)               .79            .88              1.08           1.12           1.62(b)
 Net investment income (%)            3.10           3.13              3.21           3.45           3.82(b)
Portfolio turnover (%)                  10             14                24             19             19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2015, average net assets were $146,580,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -              -              (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Represents less than $0.01 per share.
(e) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the
    Adviser Shares to 0.90% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  79

================================================================================

EXPENSE EXAMPLE

July 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2015, through July 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

80  | USAA INCOME FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING              ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2015 -
                                       FEBRUARY 1, 2015       JULY 31, 2015           JULY 31, 2015
                                       ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00            $ 984.30                   $2.61

Hypothetical
 (5% return before expenses)                1,000.00            1,022.17                    2.66

INSTITUTIONAL SHARES
Actual                                      1,000.00              985.20                    2.26

Hypothetical
 (5% return before expenses)                1,000.00            1,022.51                    2.31

ADVISER SHARES
Actual                                      1,000.00              983.20                    3.88

Hypothetical
 (5% return before expenses)                1,000.00            1,020.88                    3.96

*Expenses are equal to the annualized expense ratio of 0.53% for Fund Shares, 0.46% for Institutional Shares, and 0.79% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (1.57%) for Fund Shares, (1.48%) for Institutional Shares, and (1.68%) for Adviser Shares for the six-month period of February 1, 2015, through July 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  81

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2015

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 23, 2015, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

82  | USAA INCOME FUND

================================================================================

performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including

================================================================================

                                                     ADVISORY AGREEMENT(S) |  83

================================================================================

the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the

================================================================================

84  | USAA INCOME FUND

================================================================================

high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2014, and was above the average of its performance universe and lower than its Lipper index for the three-year period ended December 31, 2014. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2014, was in the top 45% of its performance universe for the three-year period ended December 31, 2014, and was in the top 35% of its performance universe for the five-year period ended December 31, 2014.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and

================================================================================

                                                     ADVISORY AGREEMENT(S) |  85

================================================================================

administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

86  | USAA INCOME FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) or (210) 531-8722 to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  87

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4, 6)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President of Financial Advice & Solutions Group, USAA (02/13-present); Director of AMCO (12/11-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President, IMCO (10/09-04/14); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc.
(FAI) (12/13-present); President, AMCO (12/11-04/13); President and Director of FAI and FPS (10/09-04/11). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6, 7)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. He has been employed at Southwest Research Institute since 1975. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 18 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

88  | USAA INCOME FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6, 7)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year of experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 7, 9)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  89

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6, 7)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as three years' experience as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7, 8)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over seven years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

90  | USAA INCOME FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6, 7)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 15 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee.
    (3) Member of Audit and Compliance Committee.
    (4) Member of Product Management and Distribution Committee.
    (5) Member of Corporate Governance Committee.
    (6) Member of Investments Committee.
    (7) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (8) Dr. Ostdiek was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in November 2008.
    (9) Ms. Hawley was designated as an Audit and Compliance Committee Financial Expert by the Funds' Board in September 2014.
    (+) Dr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  91

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11).

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director, FASG General Counsel, USAA (10/12-10/13); Secretary, IMCO (06/13-present); Attorney, Financial Advice & Solutions Group General Counsel (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP. As of 03/31/15, Mr. Whetzel serves as a board member of FPS.

================================================================================

92  | USAA INCOME FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-11/14); Attorney, FASG General Counsel (04/10-04/13). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  93

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

94  | USAA INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT usaa.com                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at usaa.com; and (iii) in summary within the Statement of Additional Information on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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
ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2015 and 2014 were $447,510 and $438,538, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2015 and 2014 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended July 31, 2015 and 2014 were $25,486 and $27,802, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2015 and 2014.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.


(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant's investment adviser, USAA Asset Management Company
(AMCO) and its affiliate, USAA Investment Management Company (IMCO),and the Funds' transfer agent, SAS, for July 31, 2015 and 2014 were $351,796 and $434,270, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO and IMCO in 2015 and 2014 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS



PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2015

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:      09/25/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/30/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/28/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.